UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22027

FundVantage Trust
(Exact name of registrant as specified in charter)

301 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)

Joel L. Weiss
JW Fund Management LLC
100 Springdale Rd., Suite A3-416
Cherry Hill, NJ 08003
(Name and address of agent for service)

Registrant’s telephone number, including area code:  856-528-3500

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ARABESQUE SYSTEMATIC USA FUND

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Total Returns for the Period Ended March 31, 2018
	Six Months†	Since Inception
Institutional Class*	7.99%	13.82%
MSCI USA Index (Net Returns)	5.59%	11.89	%**

†	Not annualized.

*	The Arabesque Systematic USA Fund (the “Fund”) Institutional Class shares commenced operations on May 3, 2017.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 567-2134. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, are 3.25% and 0.95%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated February 1, 2018, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Arabesque Investment Management Ltd (“Arabesque” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.95% (on an annual basis) with respect to the Fund’s average daily net assets of the Institutional Class (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation.

A 1.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the performance of the MSCI USA Index (Net Returns). The MSCI USA Index (Net Returns) is a widely recognized index, designed to measure the performance of the large and mid-cap segments of the US market. With 625 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US. You cannot invest directly into an index.

All mutual fund investing involves risk, including possible loss of principal.

ARABESQUE SYSTEMATIC USA FUND

Fund Expense Disclosure

March 31, 2018

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six month period from October 1, 2017 through March 31, 2018 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

ARABESQUE SYSTEMATIC USA FUND

Fund Expense Disclosure (Concluded)

March 31, 2018

(Unaudited)

	Arabesque Systematic USA Fund
	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period*
Institutional Class
Actual	$1,000.00	$1,079.90	$4.93
Hypothetical (5% return before expenses)	1,000.00	1,020.19	4.78

*

Expenses are equal to an annualized expense ratio for the six-month period ended March 31, 2018 of 0.95% for the Institutional Class of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total returns for the Fund of 7.99% for Institutional Class shares.

3

ARABESQUE SYSTEMATIC USA FUND

Portfolio Holdings Summary Table

March 31, 2018

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Technology	34.4%	$8,704,688
Consumer, Non-cyclical	28.3	7,175,779
Consumer, Cyclical	9.5	2,411,768
Industrial	8.7	2,209,264
Communications	7.5	1,898,879
Financial	5.5	1,392,297
Energy	3.4	871,465
Other Assets In Excess of Liabilities	2.7	679,105

NET ASSETS	100.0%	$25,343,245

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.3%
Communications — 7.5%
Imperva, Inc.*	11,400	$493,620
Palo Alto Networks, Inc.*	2,700	490,104
Proofpoint, Inc.*	4,700	534,155
RingCentral, Inc., Class A*	6,000	381,000

		1,898,879

Consumer, Cyclical — 9.5%
Darden Restaurants, Inc.	4,200	358,050
Domino’s Pizza, Inc.	2,200	513,832
Home Depot, Inc. (The)	2,360	420,646
McDonald’s Corp.	2,400	375,312
Ross Stores, Inc.	5,700	444,486
Thor Industries, Inc.	2,600	299,442

		2,411,768

Consumer, Non-cyclical — 28.3%
Abbott Laboratories	7,400	443,408
Align Technology, Inc.*	1,860	467,102
Baxter International, Inc.	6,050	393,492
Becton Dickinson and Co.	1	118
Bright Horizons Family Solutions, Inc.*	5,100	508,572
Calavo Growers, Inc.	2,000	184,400
Chemed Corp.	1,000	272,860
Cintas Corp.	350	59,703
Edwards Lifesciences Corp.*	3,400	474,368
Eli Lilly & Co.	5,100	394,587
FleetCor Technologies, Inc.*	2,350	475,875
Green Dot Corp., Class A*	7,900	506,864
IDEXX Laboratories, Inc.*	2,400	459,336
Insperity, Inc.	7,100	493,805
Paylocity Holding Corp.*	4,700	240,781

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
PRA Health Sciences, Inc.*	5,700	$472,872
Quest Diagnostics, Inc.	1,700	170,510
S&P Global, Inc.	2,500	477,650
Thermo Fisher Scientific, Inc.	2,100	433,566
WellCare Health Plans, Inc.*	1,270	245,910

		7,175,779

Energy — 3.4%
ConocoPhillips	7,600	450,604
Pioneer Natural Resources Co.	2,450	420,861

		871,465

Financial — 5.5%
First Merchants Corp.	5,700	237,690
Progressive Corp. (The)	5,500	335,115
Visa, Inc., Class A	4,250	508,385
Zions Bancorporation	5,900	311,107

		1,392,297

Industrial — 8.7%
AO Smith Corp.	5,200	330,668
Exponent, Inc.	3,000	235,950
Illinois Tool Works, Inc.	2,650	415,149
Masco Corp.	5,400	218,376
Mettler-Toledo International, Inc.*	690	396,771
Nordson Corp.	1,900	259,046
Waste Management, Inc.	4,200	353,304

		2,209,264

Technology — 34.4%
Adobe Systems, Inc.*	2,400	518,592

The accompanying notes are an integral part of the financial statements.

5

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Applied Materials, Inc.	9,000	$500,490
Five9, Inc.*	16,000	476,640
Fortinet, Inc.*	9,700	519,726
HubSpot, Inc.*	4,950	536,085
Lam Research Corp.	2,400	487,584
Microchip Technology, Inc.	4,100	374,576
Microsoft Corp.	4,600	419,842
MKS Instruments, Inc.	4,200	485,730
MSCI, Inc.	3,300	493,251
New Relic, Inc.*	6,200	459,544
NVIDIA Corp.	2,000	463,180
ON Semiconductor Corp.*	19,900	486,754
Paycom Software, Inc.*	5,000	536,950
Red Hat, Inc.*	600	89,706
salesforce.com, Inc.*	4,200	488,460
ServiceNow, Inc.*	3,000	496,350
Silicon Laboratories, Inc.*	4,000	359,600
Splunk, Inc.*	5,200	511,628

		8,704,688

TOTAL COMMON STOCKS (Cost $22,738,163)		24,664,140

TOTAL INVESTMENTS - 97.3% (Cost $22,738,163)		24,664,140
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%		679,105

NET ASSETS - 100.0%		$25,343,245

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

6

ARABESQUE SYSTEMATIC USA FUND

Statement of Assets and Liabilities

March 31, 2018

(Unaudited)

Assets
Investments, at value (Cost $22,738,163)	$24,664,140
Cash	714,140
Receivable for investments sold	723,698
Receivable for capital shares sold	103,229
Dividends receivable	7,269
Deferred offering costs (Note 1)	1,870
Prepaid expenses and other assets	25,464

Total assets	26,239,810

Liabilities
Payable for investments purchased	838,522
Payable for capital shares redeemed	13,776
Payable for audit fees	8,407
Payable for printing fees	7,939
Payable for administration and accounting fees	7,478
Payable to Adviser	5,807
Payable for custodian fees	5,027
Payable for transfer agent fees	4,768
Payable for legal fees	4,121
Accrued expenses	720

Total liabilities	896,565

Net Assets	$25,343,245

Net Assets Consisted of:
Capital stock, $0.01 par value	$22,266
Paid-in capital	23,496,865
Accumulated net investment loss	(13,406)
Accumulated net realized loss from investments	(88,457)
Net unrealized appreciation on investments	1,925,977

Net Assets	$25,343,245

Institutional Class:
Shares outstanding	2,226,634

Net asset value, offering and redemption price per share ($25,343,245 / 2,226,634 shares)	$11.38

The accompanying notes are an integral part of the financial statements.

7

ARABESQUE SYSTEMATIC USA FUND

Statement of Operations

For the Six Months Ended March 31, 2018

(Unaudited)

Investment Income
Dividends	$84,260

Total investment income	84,260

Expenses
Advisory fees (Note 2)	75,410
Administration and accounting fees (Note 2)	37,479
Legal fees	14,576
Transfer agent fees (Note 2)	13,662
Registration and filing fees	11,586
Offering expenses	10,964
Audit fees	10,934
Custodian fees (Note 2)	10,333
Trustees’ and officers’ fees (Note 2)	9,267
Printing and shareholder reporting fees	7,899
Other expenses	3,897

Total expenses before waivers and reimbursements	206,007

Less: waivers and reimbursements (Note 2)	(110,142)

Net expenses after waivers and reimbursements	95,865

Net investment loss	(11,605)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	198,358
Net change in unrealized appreciation/(depreciation) on investments	1,025,077

Net realized and unrealized gain on investments	1,223,435

Net increase in net assets resulting from operations	$1,211,830

The accompanying notes are an integral part of the financial statements.

8

ARABESQUE SYSTEMATIC USA FUND

Statement of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Period Ended September 30, 2017*
Increase/(Decrease) in Net Assets from Operations:
Net investment loss	$(11,605)	$(7,557)
Net realized gain/(loss) from investments	198,358	(286,815)
Net change in unrealized appreciation/(depreciation) on investments	1,025,077	900,900

Net increase in net assets resulting from operations	1,211,830	606,528

Less Dividends and Distributions to Shareholders from:
Institutional Class:
Net investment income	(3,400)	—

Net decrease in net assets from dividends and distributions to shareholders	(3,400)	—

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	9,021,280	14,507,007

Total increase in net assets	10,229,710	15,113,535

Net assets
Beginning of period	15,113,535	—

End of period	$25,343,245	$15,113,535

Accumulated net investment income/(loss), end of period	$(13,406)	$1,599

*	The Arabesque Systematic USA Fund commenced operations on May 3, 2017.

The accompanying notes are an integral part of the financial statements.

9

ARABESQUE SYSTEMATIC USA FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Period May 3, 2017*to September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$10.54		$10.00

Net investment loss(1)	(0.01)		(0.01)
Net realized and unrealized gain on investments	0.85		0.55

Net increase in net assets resulting from operations	0.84		0.54

Dividends and distributions to shareholders from:
Net investment income	—	(2)	—
Net asset value, end of period	$11.38		$10.54

Total investment return(3)	7.99%		5.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,343		$15,114
Ratio of expenses to average net assets	0.95	%(4)	0.95	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.05	%(4)	3.25	%(4)
Ratio of net investment loss to average net assets	(0.12	)%(4)	(0.16	)%(4)
Portfolio turnover rate	111.00	%(6)	82.18	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

March 31, 2018

(Unaudited)

1. Organization and Significant Accounting Policies

The Arabesque Systematic USA Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 3, 2017. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers two separate classes of shares, Investor Class and Institutional Class shares. As of March 31, 2018, Investor Class shares had not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Arabesque (“Arabesque” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are

11

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

March 31, 2018

(Unaudited)

not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2018,in valuing the Fund’s investments carried at fair value:

	Total Value at 03/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$24,664,140	$24,664,140	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund

12

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

March 31, 2018

(Unaudited)

may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended March 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus and legal fees, are amortized over twelve-months from inception of the Fund. As of March 31, 2018, the remaining amount still to be amortized for the Fund was $1,870.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences may include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash

13

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

March 31, 2018

(Unaudited)

sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Accounting Pronouncement — On August 1, 2017, the Fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the Fund’s net assets or results of operations.

2. Transactions with Related Parties and Other Service Providers

Arabesque serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.95% (on an annual basis) with respect to the Fund’s average daily net assets of the Institutional Class (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation. As of March 31, 2018, the amount of potential recovery was as follows:

Expiration
September 30, 2020	September 30, 2021	Total
$70,327	$70,010	$140,337

14

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

March 31, 2018

(Unaudited)

For the six month period ended March 31, 2018, the Adviser earned advisory fees of $75,410 and waived fees and reimbursed expenses of $70,010.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the six month period ended March 31, 2018, BNY Mellon accrued administration and accounting fees totaling $37,479 and waived fees totaling $25,773. For the six month period ended March 31, 2018, BNY Mellon accrued custodian fees totaling $10,333 and waived fees totaling $5,523.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the six month period ended March 31, 2018, BNY Mellon accrued transfer agent fees totaling $13,662 and waived fees totaling $8,836.

BNY Mellon and the Transfer Agent have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Transfer Agent within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the period ended March 31, 2018 was $3,034. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

15

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

March 31, 2018

(Unaudited)

3. Investment in Securities

For the six months ended March 31, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$30,377,415	$21,663,952

4. Capital Share Transactions

For the six months ended March 31, 2018 and for the period ended September 30, 2017, transactions in capital shares of the Fund (authorized shares unlimited) were as follows:

	For the Six Months Ended March 31, 2018		For the Period Ended September 30, 2017
	Shares	Amount	Shares	Amount
Institutional Class
Sales	965,741	$11,005,173	1,462,795	$14,798,773
Reinvestments	261	2,890	—	—
Redemption Fees*	—	170	—	—
Redemptions	(173,873)	(1,986,953)	(28,290)	(291,766)

Net increase	792,129	$9,021,280	1,434,505	$14,507,007

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes.

16

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements (Concluded)

March 31, 2018

(Unaudited)

During the period from May 3, 2017, commencement of operations, to September 30, 2017, the Fund had no distributions from ordinary income or long-term capital gains.

As of September 30, 2017, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Qualified Late-Year Losses
$(286,815)	$1,599	$—	$900,900	$—

As of March 31, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$22,738,163

Gross unrealized appreciation	$2,150,409
Gross unrealized depreciation	(224,432)

Net unrealized appreciation	$1,925,977

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2017. As of September 30, 2017, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2017, the Fund had capital loss carryforwards of $286,815, of which all are short-term losses.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

ARABESQUE SYSTEMATIC USA FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 567-2134 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Arabesque Asset Management Ltd

43 Grosvenor Street

London W1K 3HL

England

The United Kingdom

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

ARABESQUE

SYSTEMATIC USA

FUND

of

FundVantage Trust

Institutional Class

SEMI-ANNUAL

REPORT

March 31, 2018

(Unaudited)

This report is submitted for the general information of the shareholders of the Arabesque Systematic USA Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Arabesque Systematic USA Fund.

ARA-0318

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute Return Fund

Gotham Enhanced Return Fund

Gotham Neutral Fund

SEMI-ANNUAL REPORT

March 31, 2018

(Unaudited)

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each a, “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest direct in an index.

Mutual fund investing involves risks, including possible loss of principal. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. A Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. A Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling 877-974-6852.

1

GOTHAM FUNDS

Gotham Absolute Return Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	3 year	5 Year	Since Inception
Institutional Class Shares	5.02%	7.65%	2.90%	7.10%	8.62%**
HFRX Equity Hedge Index	3.93%	8.35%	2.10%	3.12%	4.12%***

*	Not Annualized.
**	The Gotham Absolute Return Fund (the “Fund”) commenced operations on August 31, 2012.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 2.95% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.81% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

2

GOTHAM FUNDS

Gotham Enhanced Return Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	9.03%	12.83%	6.55%	11.66%**
S&P 500® Total Return Index	5.84%	13.99%	10.78%	12.81%***

*	Not Annualized.
**	The Gotham Enhanced Return Fund (the “Fund”) commenced operations on May 31, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Istitutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 3.56% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.55% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

3

GOTHAM FUNDS

Gotham Neutral Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	3.91%	2.61%	0.69%	2.05%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.64%	1.11%	0.53%	0.36%***

*	Not Annualized.
**	The Gotham Neutral Fund (the “Fund”) commenced operations on August 30, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 3.14% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.10% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

4

GOTHAM FUNDS

Fund Expense Disclosure

March 31, 2018

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2017, and held for the entire period through March 31, 2018.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Institutional Class
	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Absolute Return Fund
Actual	$1,000.00	$1,050.20	2.72%	$13.90
Hypothetical (5% return before expenses)	1,000.00	1,011.37	2.72%	13.64

Gotham Enhanced Return Fund
Actual	$1,000.00	$1,090.30	3.67%	$19.13
Hypothetical (5% return before expenses)	1,000.00	1,006.63	3.67%	18.36

Gotham Neutral Fund
Actual	$1,000.00	$1,039.10	2.82%	$14.34
Hypothetical (5% return before expenses)	1,000.00	1,010.87	2.82%	14.14

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2018, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. Hypothetical expenses are equal to the Institutional Class Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 365 to reflect the period.

5

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	22.4%	$230,007,548
Software & Services	13.1	134,998,535
Technology Hardware & Equipment	9.1	94,067,208
Semiconductors & Semiconductor Equipment	8.2	83,935,899
Health Care Equipment & Services	8.1	83,441,262
Retailing	8.1	83,200,730
Food, Beverage & Tobacco	7.3	74,593,688
Pharmaceuticals, Biotechnology & Life Sciences	6.9	70,615,793
Media	4.9	50,022,623
Consumer Services	4.3	44,269,235
Consumer Durables & Apparel	3.9	40,458,511
Transportation	3.8	39,267,294
Energy	3.7	38,163,893
Materials	3.7	37,815,408
Food & Staples Retailing	3.6	37,096,238
Automobiles & Components	3.2	33,309,850
Household & Personal Products	2.7	27,350,629
Commercial & Professional Services	2.0	20,567,548
Telecommunication Services	1.6	16,856,092
Corporate Bonds and Notes:
Capital Goods	0.0	784

Total Long Positions	120.6	1,240,038,768

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.8)%	$ (7,934,194)
Telecommunication Services	(0.9)	(9,282,488)
Food & Staples Retailing	(1.1)	(11,485,063)
Automobiles & Components	(1.7)	(17,753,009)
Pharmaceuticals, Biotechnology & Life Sciences	(2.0)	(20,360,194)
Commercial & Professional Services	(2.2)	(22,545,830)
Media	(2.2)	(22,779,121)
Consumer Durables & Apparel	(2.5)	(25,882,374)
Food, Beverage & Tobacco	(2.6)	(26,618,207)
Semiconductors & Semiconductor Equipment	(2.9)	(29,698,120)
Transportation	(3.0)	(30,383,187)
Consumer Services	(3.6)	(37,433,937)
Materials	(3.7)	(37,587,465)
Retailing	(3.7)	(37,901,441)
Energy	(3.7)	(38,063,858)
Technology Hardware & Equipment	(3.7)	(38,383,609)
Software & Services	(6.3)	(65,167,943)
Health Care Equipment & Services	(6.7)	(68,711,377)
Capital Goods	(7.1)	(73,039,962)

Total Short Positions	(60.4)	(621,011,379)

Other Assets in Excess of Liabilities	39.8	409,461,617

NET ASSETS	100.0%	$1,028,489,006

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	32.0%	$283,092,724
Software & Services	18.9	166,762,179
Technology Hardware & Equipment	12.8	112,713,255
Retailing	11.9	105,089,939
Semiconductors & Semiconductor Equipment	11.3	99,864,637
Health Care Equipment & Services	11.2	99,309,100
Food, Beverage & Tobacco	10.8	95,617,033
Pharmaceuticals, Biotechnology & Life Sciences	9.9	87,228,781
Media	7.1	62,966,161
Consumer Services	6.5	57,817,380
Consumer Durables & Apparel	6.1	53,483,098
Transportation	5.3	47,298,083
Food & Staples Retailing	5.3	46,667,132
Materials	5.1	44,745,461
Automobiles & Components	4.6	40,642,034
Energy	4.4	38,908,569
Household & Personal Products	4.1	36,504,325
Commercial & Professional Services	3.4	29,816,336
Telecommunication Services	2.6	22,624,461

Total Long Positions	173.3	1,531,150,688

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.9)%	$ (8,136,252)
Telecommunication Services	(1.1)	(10,027,200)
Food & Staples Retailing	(1.3)	(11,228,287)
Automobiles & Components	(1.9)	(17,327,561)
Pharmaceuticals, Biotechnology & Life Sciences	(2.4)	(21,169,520)
Media	(2.8)	(24,586,800)
Commercial & Professional Services	(2.8)	(24,668,794)
Consumer Durables & Apparel	(2.9)	(25,682,320)
Food, Beverage & Tobacco	(3.3)	(28,940,206)
Transportation	(3.3)	(28,961,429)
Semiconductors & Semiconductor Equipment	(3.3)	(29,004,179)
Technology Hardware & Equipment	(4.2)	(37,274,542)
Energy	(4.4)	(38,706,197)
Consumer Services	(4.7)	(41,518,612)
Retailing	(4.9)	(43,010,252)
Materials	(5.0)	(44,348,550)
Health Care Equipment & Services	(7.9)	(70,140,517)
Software & Services	(8.4)	(73,944,212)
Capital Goods	(8.5)	(74,846,508)

Total Short Positions	(74.0)	(653,521,938)

Other Assets in Excess of Liabilities	0.7	5,822,301

NET ASSETS	100.0%	$883,451,051

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	19.6%	$89,484,854
Software & Services	14.7	66,748,005
Health Care Equipment & Services	10.6	48,127,716
Technology Hardware & Equipment	7.8	35,627,129
Retailing	7.7	34,900,557
Pharmaceuticals, Biotechnology & Life Sciences	7.4	33,915,718
Semiconductors & Semiconductor Equipment	7.3	33,384,073
Materials	6.1	27,690,859
Energy	6.0	27,336,643
Food, Beverage & Tobacco	5.9	26,707,525
Consumer Services	5.5	25,055,547
Transportation	4.7	21,459,789
Media	4.3	19,659,222
Consumer Durables & Apparel	4.3	19,656,237
Automobiles & Components	3.0	13,759,608
Food & Staples Retailing	2.7	12,528,954
Commercial & Professional Services	2.5	11,281,676
Household & Personal Products	2.1	9,402,908
Telecommunication Services	1.6	7,426,967
Corporate Bonds and Notes:
Capital Goods	0.0	714

Total Long Positions	123.8	564,154,701

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(1.0)%	$ (4,716,869)
Telecommunication Services	(1.4)	(6,240,339)
Food & Staples Retailing	(1.4)	(6,585,838)
Automobiles & Components	(2.7)	(12,352,408)
Media	(3.0)	(13,791,428)
Commercial & Professional Services	(3.3)	(15,243,446)
Pharmaceuticals, Biotechnology & Life Sciences	(3.6)	(16,284,393)
Food, Beverage & Tobacco	(3.7)	(16,756,630)
Consumer Durables & Apparel	(3.9)	(17,696,670)
Transportation	(4.8)	(21,726,631)
Semiconductors & Semiconductor Equipment	(5.4)	(24,571,782)
Consumer Services	(5.4)	(24,729,307)
Technology Hardware & Equipment	(5.8)	(26,452,405)
Energy	(6.0)	(27,267,157)
Materials	(6.0)	(27,566,688)
Retailing	(6.3)	(28,606,981)
Health Care Equipment & Services	(10.0)	(45,410,084)
Software & Services	(11.9)	(54,190,527)
Capital Goods	(12.8)	(58,384,040)

Total Short Positions	(98.4)	(448,573,623)

Other Assets in Excess of Liabilities	74.6	340,001,850

NET ASSETS	100.0%	$455,582,928

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 120.6%
COMMON STOCKS — 120.6%
Automobiles & Components — 3.2%
Aptiv PLC (Jersey)†(a)	110,361	$9,377,374
BorgWarner, Inc.†(b)	50,768	2,550,077
Fiat Chrysler Automobiles NV (Netherlands)†(b)	323,883	6,646,079
General Motors Co.†	227,245	8,258,083
Gentex Corp.(b)	28,895	665,163
Goodyear Tire & Rubber Co. (The)(b)	52,910	1,406,348
Lear Corp.†	10,401	1,935,522
Modine Manufacturing Co.†*	23,690	501,044
Standard Motor Products, Inc.(b)	4,574	217,585
Tenneco, Inc.(b)	15,814	867,714
Tower International, Inc.	1,021	28,333
Winnebago Industries, Inc.(b)	22,780	856,528

		33,309,850

Capital Goods — 22.4%
3M Co.†(a)	13,663	2,999,302
Acuity Brands, Inc.(b)	15,799	2,199,063
AGCO Corp.†(b)	20,130	1,305,431
Allegion PLC (Ireland)(b)	18,632	1,589,123
Allison Transmission Holdings, Inc.†(b)	103,744	4,052,241
AMETEK, Inc.†	59,393	4,512,086
AO Smith Corp.	2,716	172,710
Arconic, Inc.†	165,531	3,813,834
Argan, Inc.†(b)	50,889	2,185,683
Beacon Roofing Supply, Inc.(a)*	12,044	639,175
Boeing Co. (The)†	25,091	8,226,837
Builders FirstSource, Inc.(b)*	98,031	1,944,935
BWX Technologies, Inc.†	14,048	892,469
Caterpillar, Inc.†(a)	25,969	3,827,311
Continental Building Products, Inc.†*	5,790	165,304
Crane Co.†	32,698	3,032,413
Cummins, Inc.†(a)	62,341	10,104,853
Curtiss-Wright Corp.†(a)	21,802	2,944,796
Deere & Co.†(a)	26,189	4,067,675
Dover Corp.†	62,682	6,156,626
Eaton Corp. PLC (Ireland)†	34,553	2,761,130
EMCOR Group, Inc.†	35,418	2,760,125
Emerson Electric Co.†	115,789	7,908,389
Encore Wire Corp.	2,497	141,580
Engility Holdings, Inc.(b)*	11,305	275,842
Fastenal Co.(b)	13,385	730,687
Flowserve Corp.†(b)	40,401	1,750,575

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fluor Corp.(b)	14,886	$851,777
Fortune Brands Home & Security, Inc.(a)	70,675	4,162,051
Generac Holdings, Inc.(a)(b)*	71,373	3,276,734
General Dynamics Corp.†(a)	47,475	10,487,228
General Electric Co.†	297,806	4,014,425
Gibraltar Industries, Inc.†*	37,802	1,279,598
Granite Construction, Inc.(b)	8,304	463,861
Harris Corp.†	42,784	6,900,204
Harsco Corp.†*	82,252	1,698,504
HD Supply Holdings, Inc.†*	26,593	1,008,938
Hillenbrand, Inc.†(a)	56,874	2,610,517
Honeywell International, Inc.†	65,470	9,461,070
Hubbell, Inc.†	18,995	2,313,211
Huntington Ingalls Industries, Inc.†	10,771	2,776,333
Illinois Tool Works, Inc.†(a)	25,306	3,964,438
Ingersoll-Rand PLC (Ireland)†	54,797	4,685,691
Johnson Controls International PLC (Ireland)†	123,770	4,361,655
L3 Technologies, Inc.†(a)	17,321	3,602,768
Manitowoc Co., Inc. (The)(b)*	51,617	1,469,020
Masco Corp.†(a)	148,473	6,004,248
Navistar International Corp.(b)*	30,362	1,061,759
NCI Building Systems, Inc.*	9,630	170,451
NN, Inc.(b)	6,212	149,088
Northrop Grumman Corp.	3,009	1,050,502
Owens Corning†	54,250	4,361,700
Pentair PLC (Ireland)†(a)	54,280	3,698,096
Primoris Services Corp.	28,282	706,484
Raytheon Co.†(a)	62,850	13,564,287
Rexnord Corp.†*	11,367	337,373
Rockwell Automation, Inc.†	8,852	1,542,018
Rockwell Collins, Inc.†	7,290	983,056
Snap-on, Inc.(b)	25,486	3,760,204
Spartan Motors, Inc.	5,881	101,153
Spirit AeroSystems Holdings, Inc., Class A†	8,600	719,820
SPX FLOW, Inc.†*	47,966	2,359,448
Stanley Black & Decker, Inc.†(a)	62,404	9,560,293
Teledyne Technologies, Inc.*	9,800	1,834,266
Terex Corp.†(b)	36,529	1,366,550
Textainer Group Holdings Ltd. (Bermuda)†(b)*	31,770	538,502
Textron, Inc.†	35,031	2,065,778

The accompanying notes are an integral part of the financial statements.

9

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
TransDigm Group, Inc.(b)	9,509	$2,918,692
Trex Co., Inc.†*	3,210	349,152
Tutor Perini Corp.(b)*	8,347	184,051
United Technologies Corp.†	37,091	4,666,790
Universal Forest Products, Inc.(a)	55,142	1,789,358
Watsco, Inc.(a)(b)	13,730	2,484,718
Watts Water Technologies, Inc., Class A	7,248	563,170
Welbilt, Inc.(b)*	6,855	133,330
WESCO International, Inc.*	6,300	390,915
WW Grainger, Inc.(b)	19,252	5,434,262
Xylem, Inc.†(a)(b)	59,930	4,609,816

		230,007,548

Commercial & Professional Services — 2.0%
ACCO Brands Corp.	26,790	336,215
Cintas Corp.†	26,899	4,588,431
Deluxe Corp.(b)	3,096	229,135
FTI Consulting, Inc.(b)*	26,845	1,299,566
ICF International, Inc.	4,665	272,669
Interface, Inc.	13,445	338,814
Korn/Ferry International	11,871	612,425
ManpowerGroup, Inc.†	8,193	943,014
Navigant Consulting, Inc.*	30,740	591,438
Nielsen Holdings PLC (United Kingdom)†(b)	87,460	2,780,353
Quad/Graphics, Inc.†	19,989	506,721
Republic Services, Inc.†	29,386	1,946,235
Robert Half International, Inc.†	49,178	2,846,914
SP Plus Corp.*	22,257	792,349
Steelcase, Inc., Class A	13,982	190,155
Stericycle, Inc.(a)(b)*	22,822	1,335,772
TriNet Group, Inc.*	20,668	957,342

		20,567,548

Consumer Durables & Apparel — 3.9%
Acushnet Holdings Corp.(b)	7,223	166,779
Callaway Golf Co.†	43,025	703,889
Carter’s, Inc.	27,794	2,893,355
Cavco Industries, Inc.†*	404	70,195
Crocs, Inc.(b)*	126,412	2,054,195
Deckers Outdoor Corp.(b)*	24,612	2,215,818
DR Horton, Inc.†	46,933	2,057,543
Ethan Allen Interiors, Inc.(b)	12,337	283,134
Garmin Ltd. (Switzerland)†	44,624	2,629,692

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Gildan Activewear, Inc. (Canada)†	32,251	$931,731
Hanesbrands, Inc.(b)	120,006	2,210,511
Hasbro, Inc.(b)	21,332	1,798,288
Leggett & Platt, Inc.(b)	22,429	994,950
Mattel, Inc.(b)	36,027	473,755
Michael Kors Holdings Ltd. (British Virgin Islands)†*	33,299	2,067,202
Newell Brands, Inc.(b)	108,825	2,772,861
PulteGroup, Inc.†	18,781	553,852
Ralph Lauren Corp.†(a)	31,227	3,491,179
Steven Madden Ltd	1,239	54,392
TopBuild Corp.(a)*	25,580	1,957,382
Tupperware Brands Corp.(b)	39,301	1,901,382
Under Armour, Inc., Class C(b)*	76,740	1,101,219
VF Corp.(a)	79,836	5,917,444
Vista Outdoor, Inc.(b)*	46,774	763,352
Whirlpool Corp.(b)	2,576	394,411

		40,458,511

Consumer Services — 4.3%
Adtalem Global Education, Inc.(b)*	9,263	440,456
BJ’s Restaurants, Inc.(b)	4,471	200,748
Boyd Gaming Corp.†(a)(b)	145,311	4,629,609
Brinker International, Inc.(b)	30,048	1,084,733
Carnival Corp. (Panama)†	14,066	922,448
Choice Hotels International, Inc.	536	42,960
Churchill Downs, Inc.	994	242,586
Cracker Barrel Old Country Store, Inc.(b)	881	140,255
Darden Restaurants, Inc.	2,333	198,888
Dine Brands Global, Inc.†	17,521	1,149,027
Dunkin’ Brands Group, Inc.(b)	21,398	1,277,247
Eldorado Resorts, Inc.(b)*	365	12,045
Graham Holdings Co., Class B†	661	398,087
Hilton Worldwide Holdings, Inc.†	33,080	2,605,381
Hyatt Hotels Corp., Class A†	40,698	3,103,629
Jack in the Box, Inc.(b)	7,614	649,703
Marriott International, Inc., Class A†(a)	41,082	5,586,330
McDonald’s Corp.†(a)	39,039	6,104,919
Regis Corp.*	667	10,092
Royal Caribbean Cruises Ltd. (Liberia)†	13,723	1,615,746
Sonic Corp.(b)	38,154	962,625

The accompanying notes are an integral part of the financial statements.

10

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Stars Group, Inc. (The) (Canada)*	22,648	$623,952
Wyndham Worldwide Corp.†	31,775	3,636,013
Yum! Brands, Inc.†	101,395	8,631,756

		44,269,235

Energy — 3.7%
Archrock, Inc.†	20,441	178,859
Cameco Corp. (Canada)	22,187	201,680
Cenovus Energy, Inc. (Canada)	20,122	171,842
CVR Energy, Inc.(b)	42,811	1,293,748
Diamond Offshore Drilling, Inc.(b)*	43,901	643,589
Dril-Quip, Inc.(b)*	43,552	1,951,130
Enbridge, Inc. (Canada)(b)	113,969	3,586,604
Exterran Corp.†*	40,470	1,080,549
Fairmount Santrol Holdings, Inc.(b)*	226,783	963,828
Frank’s International NV (Netherlands)(b)	77,393	420,244
Halliburton Co.†	6,726	315,718
Marathon Petroleum Corp.†	73,111	5,345,145
National Oilwell Varco, Inc.(b)	62,658	2,306,441
ONEOK, Inc.	11,336	645,245
Phillips 66†	19,958	1,914,371
Rowan Cos. PLC, Class A (United Kingdom)†(b)*	186,870	2,156,480
RPC, Inc.	3,477	62,690
Schlumberger Ltd. (Curacao)†	41,958	2,718,039
SEACOR Holdings, Inc.*	771	39,398
Ship Finance International Ltd. (Bermuda)(b)	21,114	301,930
Superior Energy Services, Inc.(b)*	117,912	993,998
TechnipFMC PLC (United Kingdom)†(a)	173,565	5,111,489
Transocean Ltd. (Switzerland)(b)*	176,453	1,746,885
Valero Energy Corp.†	40,778	3,782,975
World Fuel Services Corp.	9,410	231,016

		38,163,893

Food & Staples Retailing — 3.6%
CVS Health Corp.†(b)	95,697	5,953,310
Kroger Co. (The)†	317,990	7,612,681
Rite Aid Corp.(b)*	682,320	1,146,298
Sysco Corp.†(a)(b)	89,899	5,390,344
US Foods Holding Corp.(a)*	91,050	2,983,708
Walgreens Boots Alliance, Inc.†	71,448	4,677,701
Walmart, Inc.†(a)	101,834	9,060,171

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Weis Markets, Inc.(b)	6,638	$272,025

		37,096,238

Food, Beverage & Tobacco — 7.3%
Altria Group, Inc.†	133,497	8,319,533
Brown-Forman Corp., Class B	16,003	870,563
Campbell Soup Co.(b)	69,646	3,016,368
Coca-Cola Co. (The)†	91,801	3,986,917
Conagra Brands, Inc.†	71,199	2,625,819
Dr Pepper Snapple Group, Inc.†	41,127	4,868,614
General Mills, Inc.†(b)	137,268	6,185,296
Hershey Co. (The)†	49,402	4,888,822
Hormel Foods Corp.(b)	41,029	1,408,115
Ingredion, Inc.†	27,769	3,579,979
JM Smucker Co. (The)†(b)	21,198	2,628,764
Kraft Heinz Co. (The)†(a)	85,278	5,311,967
McCormick & Co., Inc., non-voting shares(b)	33,556	3,570,023
Molson Coors Brewing Co., Class B†(a)	19,103	1,439,029
PepsiCo, Inc.†	73,018	7,969,915
Philip Morris International, Inc.†	35,217	3,500,570
TreeHouse Foods, Inc.(b)*	10,751	411,441
Tyson Foods, Inc., Class A†(a)	136,794	10,011,953

		74,593,688

Health Care Equipment & Services — 8.1%
Abbott Laboratories†	118,469	7,098,663
AmerisourceBergen Corp.†	46,324	3,993,592
AMN Healthcare Services, Inc.(b)*	6,391	362,689
Analogic Corp.	5,972	572,715
Anika Therapeutics, Inc.(b)*	5,618	279,327
Baxter International, Inc.†	52,270	3,399,641
Brookdale Senior Living, Inc.(b)*	192,057	1,288,703
CONMED Corp.(b)	5,150	326,150
Cotiviti Holdings, Inc.†*	94,577	3,257,232
Danaher Corp.†	26,239	2,569,060
DENTSPLY SIRONA, Inc.	6,702	337,178
Envision Healthcare Corp.(b)*	38,339	1,473,368
Express Scripts Holding Co.†*	140,812	9,727,293
Globus Medical, Inc., Class A†*	70,789	3,526,708
Haemonetics Corp.†(b)*	29,281	2,142,198
Halyard Health, Inc.†(b)*	15,328	706,314
Hill-Rom Holdings, Inc.†	14,119	1,228,353
ICU Medical, Inc.†(a)*	20,313	5,127,001
Integer Holdings Corp.†*	38,490	2,176,610

The accompanying notes are an integral part of the financial statements.

11

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Kindred Healthcare, Inc.†	1,565	$14,320
Laboratory Corp. of America Holdings†(a)*	47,485	7,680,699
Lantheus Holdings, Inc.*	2,254	35,839
LifePoint Health, Inc.(b)*	32,889	1,545,783
MEDNAX, Inc.†(b)*	31,583	1,756,962
Medtronic PLC (Ireland)†(a)	99,075	7,947,796
Owens & Minor, Inc.(b)	134,935	2,098,239
Quality Systems, Inc.(b)*	34,499	470,911
Quest Diagnostics, Inc.†	36,230	3,633,869
Stryker Corp.†	4,621	743,611
Tenet Healthcare Corp.*	57,040	1,383,220
Tivity Health, Inc.(b)*	1,490	59,078
Universal Health Services, Inc., Class B†	15,072	1,784,676
Varex Imaging Corp.*	7,319	261,874
Varian Medical Systems, Inc.†*	36,132	4,431,590

		83,441,262

Household & Personal Products — 2.7%
Avon Products, Inc.(a)*	582,938	1,655,544
Church & Dwight Co., Inc.	30,043	1,512,966
Colgate-Palmolive Co.†	38,442	2,755,523
Edgewell Personal Care Co.(b)*	9,359	456,906
Energizer Holdings, Inc.(b)	7,361	438,568
Estee Lauder Cos., Inc. (The), Class A†(a)	32,669	4,891,203
Kimberly-Clark Corp.†	49,715	5,475,113
Procter & Gamble Co. (The)†(a)	128,214	10,164,806

		27,350,629

Materials — 3.7%
Avery Dennison Corp.†	27,657	2,938,556
CF Industries Holdings, Inc.	8,750	330,138
Chemours Co. (The)†	19,703	959,733
Domtar Corp.†	52,947	2,252,365
Eagle Materials, Inc.(a)	15,773	1,625,408
Eastman Chemical Co.(b)	5,676	599,272
GCP Applied Technologies, Inc.*	1,140	33,117
Greif, Inc., Class A	3,653	190,869
Innospec, Inc.	2,511	172,255
International Paper Co.†(b)	40,182	2,146,924
KapStone Paper and Packaging Corp.	7,519	257,977
Kraton Corp.(b)*	32,299	1,540,985
Louisiana-Pacific Corp.†	22,785	655,524

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)†	37,523	$3,965,431
Methanex Corp. (Canada)†	46,973	2,848,912
Minerals Technologies, Inc.†	1,609	107,723
Monsanto Co.†(a)	31,671	3,695,689
Norbord, Inc. (Canada)	5,994	217,762
PolyOne Corp.†(a)	41,368	1,758,967
Praxair, Inc.	3,638	524,963
Stepan Co.	5,731	476,705
Summit Materials, Inc., Class A(b)*	43,994	1,332,138
Trinseo SA (Luxembourg)	1,966	145,582
Tronox Ltd., Class A (Australia)(a)	98,495	1,816,248
Verso Corp., Class A*	24,677	415,561
Westlake Chemical Corp.†(b)	61,238	6,806,604

		37,815,408

Media — 4.9%
AMC Entertainment Holdings, Inc., Class A	18,647	261,990
CBS Corp., Class B, non-voting shares	118,442	6,086,734
Comcast Corp., Class A†	6,921	236,491
Discovery, Inc., Class A(b)*	271,821	5,825,124
DISH Network Corp., Class A†*	22,088	836,914
Entravision Communications Corp., Class A	54,428	255,812
Gannett Co., Inc.(b)	125,233	1,249,825
Interpublic Group of Cos., Inc. (The)†(b)	133,531	3,075,219
Loral Space & Communications, Inc.*	1,574	65,557
MSG Networks, Inc., Class A†*	37,056	837,466
News Corp., Class A(a)	217,114	3,430,401
Omnicom Group, Inc.(b)	51,983	3,777,605
Shaw Communications, Inc., Class B (Canada)†	23,186	446,562
Time Warner, Inc.†	108,640	10,275,171
Twenty-First Century Fox, Inc., Class A(a)	241,826	8,872,596
Viacom, Inc., Class B	89,720	2,786,703
Walt Disney Co. (The)†	9,347	938,813
WideOpenWest, Inc.*	465	3,325
World Wrestling Entertainment, Inc., Class A(b)	21,114	760,315

		50,022,623

The accompanying notes are an integral part of the financial statements.

12

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
AbbVie, Inc.†(a)	65,275	$6,178,279
Agilent Technologies, Inc.†	5,723	382,869
Amgen, Inc.†	37,907	6,462,385
Biogen, Inc.†(a)*	16,073	4,401,109
Bruker Corp.	15,333	458,763
Cambrex Corp.(b)*	13,637	713,215
Celgene Corp.†*	59,782	5,333,152
Eli Lilly & Co.†	20,386	1,577,265
Exact Sciences Corp.(b)*	11,007	443,912
Exelixis, Inc.†*	81,082	1,795,966
Gilead Sciences, Inc.†(b)	82,703	6,234,979
Innoviva, Inc.(b)*	120,627	2,010,852
Ionis Pharmaceuticals, Inc.†*	3,488	153,751
Johnson & Johnson†	55,071	7,057,349
Ligand Pharmaceuticals, Inc.(b)*	715	118,089
Merck & Co., Inc.†	121,831	6,636,135
Myriad Genetics, Inc.(b)*	1,289	38,090
Pfizer, Inc.†(a)	220,266	7,817,240
Phibro Animal Health Corp., Class A	4,079	161,936
PRA Health Sciences, Inc.(b)*	12,710	1,054,422
Prestige Brands Holdings, Inc.(b)*	18,135	611,512
Waters Corp.†(b)*	27,394	5,441,818
Zoetis, Inc.†(a)(b)	66,252	5,532,705

		70,615,793

Retailing — 8.1%
Abercrombie & Fitch Co., Class A(b)	126,668	3,066,632
Advance Auto Parts, Inc.†(a)(b)	49,417	5,858,385
Amazon.com, Inc.†(a)*	6,522	9,439,552
Asbury Automotive Group, Inc.†(b)*	16,439	1,109,633
AutoNation, Inc.(b)*	11,247	526,135
AutoZone, Inc.†*	10,141	6,578,365
Bed Bath & Beyond, Inc.(b)	20,394	428,070
Best Buy Co., Inc.†(b)	21,023	1,471,400
Booking Holdings, Inc.†*	1,493	3,106,022
Buckle, Inc. (The)(b)	4,790	106,099
Dick’s Sporting Goods, Inc.	14,254	499,603
Dollar General Corp.†	10,442	976,849
Dollar Tree, Inc.†*	17,925	1,701,082
DSW, Inc., Class A(b)	15,328	344,267
Foot Locker, Inc.(a)	23,698	1,079,207
GameStop Corp., Class A(b)	10,672	134,681
Gap, Inc. (The)(b)	81,214	2,533,877
Home Depot, Inc. (The)†	20,053	3,574,247
Kohl’s Corp.(b)	48,763	3,194,464

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
L Brands, Inc.(b)	47,357	$1,809,511
Lumber Liquidators Holdings, Inc.(b)*	49,805	1,191,336
Macy’s, Inc.(b)	69,455	2,065,592
Michaels Cos., Inc. (The)(b)*	1,827	36,010
Murphy USA, Inc.(b)*	14,161	1,030,921
Nutrisystem, Inc.(b)	85,906	2,315,167
Office Depot, Inc.	57,496	123,616
O’Reilly Automotive, Inc.†(a)*	16,965	4,196,802
Penske Automotive Group, Inc.(b)	16,075	712,605
PetMed Express, Inc.(b)	36,712	1,532,726
Pool Corp.	2,212	323,439
RH(b)*	3,033	288,984
Ross Stores, Inc.†	53,977	4,209,126
Sally Beauty Holdings, Inc.(b)*	35,116	577,658
Shutterfly, Inc.(b)*	16,565	1,345,906
Signet Jewelers Ltd. (Bermuda)(b)	39,388	1,517,226
Tailored Brands, Inc.(b)	66,291	1,661,252
Target Corp.†	56,259	3,906,062
Tiffany & Co.	11,473	1,120,453
TJX Cos., Inc. (The)†(a)	67,517	5,506,687
Tractor Supply Co.†(a)	30,900	1,947,318
Ulta Beauty, Inc.*	235	48,003
Zumiez, Inc.*	241	5,760

		83,200,730

Semiconductors & Semiconductor Equipment — 8.2%
Advanced Energy Industries, Inc.*	9,982	637,850
Advanced Micro Devices, Inc.(b)*	80,035	804,352
Analog Devices, Inc.(a)	19,871	1,810,844
Applied Materials, Inc.†(a)	107,526	5,979,521
Axcelis Technologies, Inc.†(b)*	25,279	621,863
Cirrus Logic, Inc.(a)*	69,737	2,833,414
Cohu, Inc.(b)	31,387	715,938
Diodes, Inc.(b)*	22,186	675,786
First Solar, Inc.(a)*	36,248	2,572,883
Intel Corp.†	112,168	5,841,709
KLA-Tencor Corp.†	48,765	5,315,873
Lam Research Corp.†	24,255	4,927,646
Marvell Technology Group Ltd. (Bermuda)†(b)	195,985	4,115,685
Maxim Integrated Products, Inc.†	9,488	571,367
Micron Technology, Inc.†*	290,820	15,163,355
MKS Instruments, Inc.†	13,571	1,569,486
ON Semiconductor Corp.†*	154,399	3,776,600

The accompanying notes are an integral part of the financial statements.

13

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Qorvo, Inc.†(b)*	42,577	$2,999,550
QUALCOMM, Inc.†	127,819	7,082,451
Rambus, Inc.*	13,553	182,017
Skyworks Solutions, Inc.(a)	24,158	2,422,081
SMART Global Holdings, Inc. (Cayman Islands)*	7,061	351,920
Teradyne, Inc.†(a)	72,776	3,326,591
Texas Instruments, Inc.†(a)	89,846	9,334,101
Xcerra Corp.*	26,010	303,016

		83,935,899

Software & Services — 13.1%
Accenture PLC, Class A (Ireland)†	31,508	4,836,478
Adobe Systems, Inc.*	3,873	836,878
Alliance Data Systems Corp.(a)	17,170	3,654,806
Alphabet, Inc., Class A†(a)*	14,032	14,553,149
ANSYS, Inc.†*	17,820	2,792,216
Appfolio, Inc., Class A(b)*	16,518	674,760
Aspen Technology, Inc.†(b)*	27,389	2,160,718
Blucora, Inc.†*	23,772	584,791
CA, Inc.†	114,078	3,867,244
CACI International, Inc., Class A†*	6,057	916,727
Cadence Design Systems, Inc.†*	75,720	2,784,224
Cardtronics PLC, Class A (United Kingdom)(b)*	66,318	1,479,555
Cars.com, Inc.(b)*	17,397	492,857
CDK Global, Inc.†	18,118	1,147,594
CGI Group, Inc., Class A (Canada)†*	22,974	1,324,221
Citrix Systems, Inc.†*	24,520	2,275,456
Conduent, Inc.*	145	2,703
Convergys Corp.(b)	65,951	1,491,812
DST Systems, Inc.†	7,684	642,767
DXC Technology Co.†(a)	66,766	6,711,986
eBay, Inc.†*	92,121	3,706,949
Envestnet, Inc.(b)*	6,447	369,413
Etsy, Inc.*	92,545	2,596,813
Euronet Worldwide, Inc.(b)*	2,187	172,598
Facebook, Inc., Class A†*	72,619	11,603,790
Fair Isaac Corp.†*	8,063	1,365,630
Fidelity National Information Services, Inc.(a)	50,125	4,827,038
Fiserv, Inc.†*	24,389	1,739,180
Globant SA (Luxembourg)*	7,873	405,774
GoDaddy, Inc., Class A*	18,146	1,114,527
IAC/InterActiveCorp.†(a)*	20,966	3,278,663

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.†(a)	55,056	$8,447,242
j2 Global, Inc.(b)	27,175	2,144,651
Leidos Holdings, Inc.(a)	28,437	1,859,780
LogMeIn, Inc.(b)	9,678	1,118,293
Manhattan Associates, Inc.†(b)*	14,999	628,158
Mastercard, Inc., Class A†	6,702	1,173,922
Microsoft Corp.†	41,587	3,795,645
MicroStrategy, Inc., Class A†*	7,995	1,031,275
NIC, Inc.†(b)	122,634	1,631,032
Open Text Corp. (Canada)†(b)	48,962	1,703,878
Oracle Corp.†	149,718	6,849,598
Paychex, Inc.†(b)	75,049	4,622,268
Progress Software Corp.(a)	56,609	2,176,616
Quotient Technology, Inc.(b)*	1,345	17,620
SS&C Technologies Holdings, Inc.†(b)	44,098	2,365,417
Stamps.com, Inc.(b)*	10,791	2,169,531
Symantec Corp.(a)(b)	48,128	1,244,109
Synopsys, Inc.†*	7,462	621,137
Total System Services, Inc.(a)	10,101	871,312
Trade Desk, Inc. (The), Class A(b)*	7,611	377,658
VeriSign, Inc.(b)*	17,705	2,099,105
Visa, Inc., Class A(b)	17,117	2,047,536
Web.com Group, Inc.†(b)*	60,913	1,102,525
Zynga, Inc., Class A*	133,582	488,910

		134,998,535

Technology Hardware & Equipment — 9.1%
Amphenol Corp., Class A†	23,993	2,066,517
Apple, Inc.†	73,674	12,361,024
Arista Networks, Inc.*	3,542	904,273
AVX Corp.†	20,509	339,424
CDW Corp.†(a)	32,595	2,291,755
Ciena Corp.(b)*	7,827	202,719
Cisco Systems, Inc.†	210,733	9,038,338
Diebold Nixdorf, Inc.(b)	84,177	1,296,326
EchoStar Corp., Class A†*	3,010	158,838
Electro Scientific Industries, Inc.(a)(b)*	159,412	3,081,434
F5 Networks, Inc.†*	20,538	2,970,000
FLIR Systems, Inc.†(a)	61,323	3,066,763
Hewlett Packard Enterprise Co.†	183,892	3,225,466
HP, Inc.†(b)	303,040	6,642,637
InterDigital, Inc.†(b)	39,331	2,894,762
Jabil, Inc.	26,465	760,339
Juniper Networks, Inc.†	192,148	4,674,961

The accompanying notes are an integral part of the financial statements.

14

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
KEMET Corp.(a)(b)*	172,593	$3,129,111
Mitel Networks Corp. (Canada)†*	41,952	389,315
Motorola Solutions, Inc.†(a)	67,865	7,146,184
NCR Corp.(b)*	8,856	279,141
NetApp, Inc.†(a)	90,886	5,606,757
NETGEAR, Inc.(b)*	11,602	663,634
OSI Systems, Inc.(b)*	13,308	868,613
Plantronics, Inc.†	9,536	575,688
Rogers Corp.†*	4,231	505,774
Seagate Technology PLC (Ireland)(b)	77,749	4,549,871
SYNNEX Corp.†	3,777	447,197
Systemax, Inc.(b)	14,110	402,840
Tech Data Corp.(b)*	11,414	971,674
TTM Technologies, Inc.(b)*	32,514	497,139
Ubiquiti Networks, Inc.(b)*	2,325	159,960
Vishay Intertechnology, Inc.(b)	205,287	3,818,338
Western Digital Corp.†	51,620	4,762,977
Xerox Corp.†	39,444	1,135,198
Zebra Technologies Corp., Class A†(b)*	15,678	2,182,221

		94,067,208

Telecommunication Services — 1.6%
AT&T, Inc.†	115,231	4,107,985
Frontier Communications Corp.(b)	151,419	1,123,529
Rogers Communications, Inc., Class B (Canada)†	34,177	1,527,028
Verizon Communications, Inc.†(a)	175,471	8,391,023
Vonage Holdings Corp.†(b)*	149,120	1,588,128
Zayo Group Holdings, Inc.*	3,466	118,399

		16,856,092

Transportation — 3.8%
Alaska Air Group, Inc.(a)(b)	94,110	5,831,056
CH Robinson Worldwide, Inc.(b)	46,766	4,382,442
Delta Air Lines, Inc.†	62,539	3,427,763
Expeditors International of Washington, Inc.†(b)	109,959	6,960,405
Forward Air Corp.(b)	1,466	77,493
JB Hunt Transport Services, Inc.(b)	6,708	785,842
Kansas City Southern†(a)	51,551	5,662,877
Landstar System, Inc.†(b)	13,038	1,429,617
Norfolk Southern Corp.†	26,086	3,541,957
Old Dominion Freight Line, Inc.(a)(b)	16,030	2,355,929
Saia, Inc.*	3,166	237,925

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.†	33,212	$4,464,689
Universal Logistics Holdings, Inc.	744	15,736
XPO Logistics, Inc.(b)*	919	93,563

		39,267,294

TOTAL COMMON STOCKS (Cost $1,176,943,993)		1,240,037,984

	Par Value

CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$785	784

TOTAL CORPORATE BONDS AND NOTES (Cost $785)		784

TOTAL LONG POSITIONS - 120.6%		1,240,038,768

(Cost $1,176,944,778)

SHORT POSITIONS — (60.4)%
COMMON STOCKS — (60.4)%
Automobiles & Components — (1.7)%
Adient PLC (Ireland)	(98,339)	(5,876,739)
American Axle & Manufacturing Holdings, Inc.*	(40,037)	(609,363)
Cooper-Standard Holding, Inc.*	(4,817)	(591,576)
Dorman Products, Inc.*	(22,174)	(1,468,141)
Ford Motor Co.	(233,997)	(2,592,687)
Fox Factory Holding Corp.*	(24,800)	(865,520)
Gentherm, Inc.*	(11,445)	(388,558)
LCI Industries	(8,989)	(936,204)
Tesla, Inc.*	(14,800)	(3,938,724)
Visteon Corp.*	(4,404)	(485,497)

		(17,753,009)

Capital Goods — (7.1)%
AAON, Inc.	(22,116)	(862,524)
AAR Corp.	(40,299)	(1,777,589)
Actuant Corp., Class A	(11,617)	(270,095)
Advanced Drainage Systems, Inc.	(33,445)	(866,226)
American Railcar Industries, Inc.	(17,190)	(643,078)
American Woodmark Corp.*	(23,025)	(2,266,811)
Apogee Enterprises, Inc.	(61,059)	(2,646,908)
Astec Industries, Inc.	(1,876)	(103,518)
Astronics Corp.*	(14,124)	(526,825)

The accompanying notes are an integral part of the financial statements.

15

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Axon Enterprise, Inc.*	(97,769)	$(3,843,299)
Briggs & Stratton Corp.	(22,962)	(491,616)
Carlisle Cos., Inc.	(11,403)	(1,190,587)
Chart Industries, Inc.*	(27,641)	(1,631,648)
CIRCOR International, Inc.	(14,893)	(635,335)
Colfax Corp.*	(13,261)	(423,026)
Cubic Corp.	(20,593)	(1,309,715)
Donaldson Co., Inc.	(17,096)	(770,175)
Douglas Dynamics, Inc.	(4,299)	(186,362)
DXP Enterprises, Inc.*	(3,451)	(134,417)
Dycom Industries, Inc.*	(29,244)	(3,147,532)
EnerSys	(7,009)	(486,214)
EnPro Industries, Inc.	(10,017)	(775,116)
ESCO Technologies, Inc.	(4,633)	(271,262)
Evoqua Water Technologies Corp.*	(14,653)	(311,962)
Franklin Electric Co., Inc.	(7,678)	(312,878)
General Cable Corp.	(9,811)	(290,406)
Global Brass & Copper Holdings, Inc.	(1,962)	(65,629)
Griffon Corp.	(5,880)	(107,310)
HEICO Corp.	(1,330)	(115,457)
Herc Holdings, Inc.*	(15,307)	(994,190)
Hyster-Yale Materials Handling, Inc.	(3,409)	(238,391)
Jacobs Engineering Group, Inc.	(43,544)	(2,575,628)
JELD-WEN Holding, Inc.*	(32,402)	(992,149)
Kadant, Inc.	(5,433)	(513,418)
Kennametal, Inc.	(4,997)	(200,680)
KLX, Inc.*	(4,463)	(317,141)
Kratos Defense & Security Solutions, Inc.*	(337,161)	(3,469,387)
Lincoln Electric Holdings, Inc.	(9,467)	(851,557)
Lindsay Corp.	(7,654)	(699,882)
Masonite International Corp. (Canada)*	(7,674)	(470,800)
MasTec, Inc.*	(73,876)	(3,475,866)
Maxar Technologies Ltd. (Canada)	(12,742)	(589,318)
Mercury Systems, Inc.*	(32,283)	(1,559,915)
Meritor, Inc.*	(78,694)	(1,617,949)
Milacron Holdings Corp.*	(24,857)	(500,620)
Moog, Inc., Class A*	(7,891)	(650,297)
MRC Global, Inc.*	(178,006)	(2,926,419)
Mueller Industries, Inc.	(2,461)	(64,380)
Mueller Water Products, Inc., Class A	(643)	(6,989)
MYR Group, Inc.*	(5,395)	(166,274)
National Presto Industries, Inc.	(3,763)	(352,781)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
NOW, Inc.*	(351,549)	$(3,592,831)
Patrick Industries, Inc.*	(17,132)	(1,059,614)
Proto Labs, Inc.*	(3,675)	(431,996)
Quanex Building Products Corp.	(3,252)	(56,585)
Raven Industries, Inc.	(14,999)	(525,715)
RBC Bearings, Inc.*	(191)	(23,722)
REV Group, Inc.	(24,479)	(508,184)
Rush Enterprises, Inc., Class A*	(19,773)	(840,155)
SPX Corp.*	(19,605)	(636,770)
Sunrun, Inc.*	(315,235)	(2,815,049)
Tennant Co.	(4,569)	(309,321)
Thermon Group Holdings, Inc.*	(23,564)	(528,069)
Timken Co. (The)	(52,160)	(2,378,496)
Titan International, Inc.	(16,313)	(205,707)
Triumph Group, Inc.	(47,301)	(1,191,985)
United Rentals, Inc.*	(2,690)	(464,644)
USG Corp.*	(25,759)	(1,041,179)
Vicor Corp.*	(887)	(25,324)
Wabash National Corp.	(40,239)	(837,374)
Wesco Aircraft Holdings, Inc.*	(134,548)	(1,379,117)
Woodward, Inc.	(62,665)	(4,490,574)

		(73,039,962)

Commercial & Professional Services — (2.2)%
ABM Industries, Inc.	(86,799)	(2,906,031)
Advanced Disposal Services, Inc.*	(87,228)	(1,943,440)
CoStar Group, Inc.*	(5,389)	(1,954,483)
Covanta Holding Corp.	(171,128)	(2,481,356)
Healthcare Services Group, Inc.	(11,033)	(479,715)
HNI Corp.	(13,458)	(485,699)
IHS Markit Ltd. (Bermuda)*	(26,220)	(1,264,853)
Insperity, Inc.	(1,992)	(138,544)
KAR Auction Services, Inc.	(41,457)	(2,246,969)
Kelly Services, Inc., Class A	(6,531)	(189,660)
Kimball International, Inc., Class B	(109)	(1,857)
MSA Safety, Inc.	(17,387)	(1,447,294)
Multi-Color Corp.	(13,383)	(883,947)
Pitney Bowes, Inc.	(186,814)	(2,034,404)
Ritchie Bros Auctioneers, Inc. (Canada)	(67,505)	(2,124,382)
Rollins, Inc.	(3,574)	(182,381)
Tetra Tech, Inc.	(3,380)	(165,451)
TransUnion*	(2,688)	(152,625)
TrueBlue, Inc.*	(39,454)	(1,021,859)
Verisk Analytics, Inc.*	(2,692)	(279,968)

The accompanying notes are an integral part of the financial statements.

16

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
WageWorks, Inc.*	(3,560)	$(160,912)

		(22,545,830)

Consumer Durables & Apparel — (2.5)%
American Outdoor Brands Corp.*	(275,816)	(2,846,421)
Columbia Sportswear Co.	(12,451)	(951,630)
G-III Apparel Group Ltd.*	(109,064)	(4,109,532)
GoPro, Inc., Class A*	(191,133)	(915,527)
Installed Building Products, Inc.*	(15,709)	(943,325)
iRobot Corp.*	(21,763)	(1,396,967)
Johnson Outdoors, Inc., Class A	(28)	(1,736)
Lululemon Athletica, Inc.*	(35,181)	(3,135,331)
Mohawk Industries, Inc.*	(10,556)	(2,451,314)
NIKE, Inc., Class B	(25,248)	(1,677,477)
Oxford Industries, Inc.	(3,489)	(260,140)
PVH Corp.	(1,135)	(171,873)
Skechers U.S.A., Inc., Class A*	(114,364)	(4,447,616)
Sturm Ruger & Co., Inc.	(18,531)	(972,878)
Tapestry, Inc.	(30,424)	(1,600,607)

		(25,882,374)

Consumer Services — (3.6)%
Belmond Ltd., Class A (Bermuda)*	(58,586)	(653,234)
Bloomin’ Brands, Inc.	(54,286)	(1,318,064)
Carrols Restaurant Group, Inc.*	(22,385)	(250,712)
Chegg, Inc.*	(108,184)	(2,235,081)
Chipotle Mexican Grill, Inc.*	(4,267)	(1,378,710)
Dave & Buster’s Entertainment, Inc.*	(114,762)	(4,790,166)
Golden Entertainment, Inc.*	(8,974)	(208,466)
ILG, Inc.	(118,672)	(3,691,886)
International Game Technology PLC (United Kingdom)	(4,235)	(113,202)
International Speedway Corp., Class A	(10,800)	(476,280)
K12, Inc.*	(13,540)	(191,997)
La Quinta Holdings, Inc.*	(104,652)	(1,978,969)
Marcus Corp. (The)	(7,686)	(233,270)
MGM Resorts International	(99,990)	(3,501,650)
Monarch Casino & Resort, Inc.*	(1,970)	(83,311)
Papa John’s International, Inc.	(3,886)	(222,668)
Planet Fitness, Inc., Class A*	(20,890)	(789,015)
Red Robin Gourmet Burgers, Inc.*	(7,755)	(449,790)
Service Corp. International	(22,029)	(831,374)
Shake Shack, Inc., Class A*	(118,280)	(4,923,996)
Starbucks Corp.	(25,582)	(1,480,942)
Strayer Education, Inc.	(5,798)	(585,888)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Texas Roadhouse, Inc.	(45,971)	$(2,656,204)
Weight Watchers International, Inc.*	(5,514)	(351,352)
Wendy’s Co. (The)	(116,464)	(2,043,943)
Wingstop, Inc.	(42,214)	(1,993,767)

		(37,433,937)

Energy — (3.7)%
Cheniere Energy, Inc.*	(4,736)	(253,139)
Delek US Holdings, Inc.	(90,734)	(3,692,874)
Ensco PLC, Class A (United Kingdom)	(1,171,080)	(5,141,041)
Forum Energy Technologies, Inc.*	(104,272)	(1,146,992)
Green Plains, Inc.	(174,065)	(2,924,292)
Helix Energy Solutions Group, Inc.*	(356,607)	(2,064,755)
Keane Group, Inc.*	(208,021)	(3,078,711)
Nabors Industries Ltd. (Bermuda)	(68,788)	(480,828)
NexGen Energy Ltd. (Canada)*	(8,382)	(14,249)
Oceaneering International, Inc.	(69,933)	(1,296,558)
Par Pacific Holdings, Inc.*	(2,209)	(37,929)
Patterson-UTI Energy, Inc.	(192,168)	(3,364,862)
Pembina Pipeline Corp. (Canada)	(24,185)	(755,298)
ProPetro Holding Corp.*	(9,445)	(150,081)
Select Energy Services, Inc., Class A*	(13,097)	(165,284)
SemGroup Corp., Class A	(169,669)	(3,630,917)
Solaris Oilfield Infrastructure, Inc., Class A*	(37,831)	(626,481)
Suncor Energy, Inc. (Canada)	(22,811)	(787,892)
Targa Resources Corp.	(72,541)	(3,191,804)
Unit Corp.*	(94,065)	(1,858,724)
US Silica Holdings, Inc.	(86,396)	(2,204,826)
Weatherford International PLC (Ireland)*	(522,411)	(1,196,321)

		(38,063,858)

Food & Staples Retailing — (1.1)%
Casey’s General Stores, Inc.	(30,865)	(3,388,051)
Chefs’ Warehouse, Inc. (The)*	(1,769)	(40,687)
PriceSmart, Inc.	(34,178)	(2,855,572)
Smart & Final Stores, Inc.*	(73,039)	(405,366)
SUPERVALU, Inc.*	(159,243)	(2,425,271)
United Natural Foods, Inc.*	(55,196)	(2,370,116)

		(11,485,063)

Food, Beverage & Tobacco — (2.6)%
B&G Foods, Inc.	(103,875)	(2,461,838)

The accompanying notes are an integral part of the financial statements.

17

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Blue Buffalo Pet Products, Inc.*	(115,806)	$(4,610,237)
Bunge Ltd. (Bermuda)	(9,868)	(729,640)
Coca-Cola Bottling Co. Consolidated	(10,914)	(1,884,520)
Constellation Brands, Inc., Class A	(3,804)	(867,008)
Cott Corp. (Canada)	(43,100)	(634,432)
Darling Ingredients, Inc.*	(128,939)	(2,230,645)
Farmer Brothers Co.*	(6,233)	(188,237)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(16,835)	(761,615)
Freshpet, Inc.*	(3,979)	(65,455)
Hain Celestial Group, Inc. (The)*	(197,486)	(6,333,376)
J&J Snack Foods Corp.	(4,685)	(639,784)
Lamb Weston Holdings, Inc.	(7,097)	(413,187)
MGP Ingredients, Inc.	(30,882)	(2,766,718)
Post Holdings, Inc.*	(6,753)	(511,607)
SunOpta, Inc. (Canada)*	(30,563)	(216,997)
Tootsie Roll Industries, Inc.	(9,267)	(272,913)
Universal Corp.	(19,415)	(941,628)
Vector Group Ltd.	(4,334)	(88,370)

		(26,618,207)

Health Care Equipment & Services — (6.7)%
Acadia Healthcare Co., Inc.*	(139,378)	(5,460,830)
Almost Family, Inc.*	(21,006)	(1,176,336)
Amedisys, Inc.*	(14,060)	(848,380)
AtriCure, Inc.*	(42,657)	(875,322)
Becton Dickinson and Co.	(13,079)	(2,834,219)
BioTelemetry, Inc.*	(76,994)	(2,390,664)
Cardinal Health, Inc.	(31,785)	(1,992,284)
Cardiovascular Systems, Inc.*	(32,069)	(703,273)
Civitas Solutions, Inc.*	(1,299)	(20,005)
Cooper Cos., Inc. (The)	(15,475)	(3,540,835)
CryoLife, Inc.*	(16,026)	(321,321)
DaVita, Inc.*	(92,360)	(6,090,218)
DexCom, Inc.*	(24,458)	(1,813,805)
Diplomat Pharmacy, Inc.*	(90,049)	(1,814,487)
Ensign Group, Inc. (The)	(44,442)	(1,168,825)
Evolent Health, Inc., Class A*	(138,205)	(1,969,421)
Glaukos Corp.*	(5,092)	(156,986)
HCA Healthcare, Inc.	(1,487)	(144,239)
Inovalon Holdings, Inc., Class A*	(26,718)	(283,211)
Insulet Corp.*	(11,030)	(956,080)
Integra LifeSciences Holdings Corp.*	(18,717)	(1,035,799)
Invacare Corp.	(18,616)	(323,918)
iRhythm Technologies, Inc.*	(27,504)	(1,731,377)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
K2M Group Holdings, Inc.*	(84,097)	$(1,593,638)
LHC Group, Inc.*	(29,709)	(1,828,886)
McKesson Corp.	(35,554)	(5,008,492)
Merit Medical Systems, Inc.*	(14,581)	(661,248)
Natus Medical, Inc.*	(10,712)	(360,459)
Neogen Corp.*	(6,248)	(418,554)
Nevro Corp.*	(37,620)	(3,260,525)
Novocure Ltd. (Jersey)*	(27,539)	(600,350)
NxStage Medical, Inc.*	(123,045)	(3,058,899)
Omnicell, Inc.*	(42,067)	(1,825,708)
OraSure Technologies, Inc.*	(41,979)	(709,025)
Penumbra, Inc.*	(4,322)	(499,839)
PetIQ, Inc.*	(1,072)	(28,515)
Providence Service Corp. (The)*	(4,894)	(338,371)
Quidel Corp.*	(73,288)	(3,797,051)
STAAR Surgical Co.*	(9,813)	(145,232)
Tactile Systems Technology, Inc.*	(20,040)	(637,272)
Teladoc, Inc.*	(61,236)	(2,467,811)
ViewRay, Inc.*	(49,286)	(316,909)
West Pharmaceutical Services, Inc.	(16,768)	(1,480,447)
Wright Medical Group NV (Netherlands)*	(101,931)	(2,022,311)

		(68,711,377)

Household & Personal Products — (0.8)%
Central Garden & Pet Co., Class A*	(6,804)	(269,506)
Clorox Co. (The)	(32,199)	(4,286,009)
Coty, Inc., Class A	(94,769)	(1,734,273)
WD-40 Co.	(12,486)	(1,644,406)

		(7,934,194)

Materials — (3.7)%
A Schulman, Inc.	(921)	(39,603)
Air Products & Chemicals, Inc.	(1,982)	(315,198)
Albemarle Corp.	(9,007)	(835,309)
AptarGroup, Inc.	(21,672)	(1,946,796)
Ashland Global Holdings, Inc.	(73,816)	(5,151,619)
Balchem Corp.	(10,912)	(892,056)
Cabot Corp.	(8,432)	(469,831)
Clearwater Paper Corp.*	(10,427)	(407,696)
Ferro Corp.*	(74,541)	(1,730,842)
FutureFuel Corp.	(62)	(743)
HB Fuller Co.	(61,468)	(3,056,804)
Huntsman Corp.	(24,733)	(723,440)
Innophos Holdings, Inc.	(15,209)	(611,554)
KMG Chemicals, Inc.	(6,441)	(386,138)

The accompanying notes are an integral part of the financial statements.

18

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
NewMarket Corp.	(1,748)	$(702,137)
Nutrien Ltd. (Canada)	(73,449)	(3,471,200)
Packaging Corp. of America	(1,601)	(180,433)
PH Glatfelter Co.	(27,812)	(570,980)
Rayonier Advanced Materials, Inc.	(88,993)	(1,910,680)
Silgan Holdings, Inc.	(15,187)	(422,958)
Sonoco Products Co.	(4,577)	(221,984)
Tredegar Corp.	(487)	(8,742)
US Concrete, Inc.*	(68,528)	(4,139,091)
Valvoline, Inc.	(55,799)	(1,234,832)
Venator Materials PLC (United Kingdom)*	(151,165)	(2,734,575)
Vulcan Materials Co.	(15,629)	(1,784,363)
WestRock Co.	(56,691)	(3,637,861)

		(37,587,465)

Media — (2.2)%
Altice USA, Inc., Class A*	(89,836)	(1,660,169)
Cable One, Inc.	(2,195)	(1,508,207)
Charter Communications, Inc., Class A*	(12,215)	(3,801,552)
Emerald Expositions Events, Inc.	(1,706)	(33,233)
Entercom Communications Corp., Class A	(165,665)	(1,598,667)
EW Scripps Co. (The), Class A	(62,585)	(750,394)
Gray Television, Inc.*	(8,374)	(106,350)
Live Nation Entertainment, Inc.*	(50,389)	(2,123,392)
Madison Square Garden Co. (The), Class A*	(14,407)	(3,541,241)
Meredith Corp.	(30,814)	(1,657,793)
New Media Investment Group, Inc.	(8,232)	(141,096)
New York Times Co. (The), Class A	(62,602)	(1,508,708)
Nexstar Media Group, Inc., Class A	(10,026)	(666,729)
Scholastic Corp.	(13,208)	(512,999)
Sinclair Broadcast Group, Inc., Class A	(60,855)	(1,904,762)
TEGNA, Inc.	(109,665)	(1,249,084)
tronc, Inc.*	(898)	(14,745)

		(22,779,121)

Pharmaceuticals, Biotechnology & Life Sciences — (2.0)%
Aclaris Therapeutics, Inc.*	(43,818)	(767,691)
Aerie Pharmaceuticals, Inc.*	(5,332)	(289,261)
Alder Biopharmaceuticals, Inc.*	(1,837)	(23,330)
Bio-Rad Laboratories, Inc., Class A*	(6,157)	(1,539,743)
Coherus Biosciences, Inc.*	(32,641)	(360,683)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Epizyme, Inc.*	(32,687)	$(580,194)
Flexion Therapeutics, Inc.*	(34,997)	(784,283)
Heron Therapeutics, Inc.*	(20,373)	(562,295)
Illumina, Inc.*	(4,959)	(1,172,407)
Insmed, Inc.*	(20,256)	(456,165)
Intra-Cellular Therapies, Inc.*	(20,246)	(426,178)
La Jolla Pharmaceutical Co.*	(56,102)	(1,670,718)
MacroGenics, Inc.*	(17,886)	(450,012)
Medicines Co. (The)*	(14,277)	(470,284)
Momenta Pharmaceuticals, Inc.*	(20,945)	(380,152)
NeoGenomics, Inc.*	(101,047)	(824,544)
PerkinElmer, Inc.	(5,229)	(395,940)
Portola Pharmaceuticals, Inc.*	(16,294)	(532,162)
QIAGEN NV (Netherlands)*	(47,906)	(1,547,843)
Radius Health, Inc.*	(18,383)	(660,685)
Reata Pharmaceuticals, Inc., Class A*	(15,220)	(312,162)
Revance Therapeutics, Inc.*	(27,136)	(835,789)
Rigel Pharmaceuticals, Inc.*	(18,542)	(65,639)
Spark Therapeutics, Inc.*	(4,421)	(294,394)
Syneos Health, Inc.*	(71,926)	(2,553,373)
TG Therapeutics, Inc.*	(15,891)	(225,652)
TherapeuticsMD, Inc.*	(132,922)	(647,330)
Theravance Biopharma, Inc. (Cayman Islands)*	(46,480)	(1,127,140)
Zogenix, Inc.*	(10,091)	(404,145)

		(20,360,194)

Retailing — (3.7)%
Aaron’s, Inc.	(6,577)	(306,488)
At Home Group, Inc.*	(30,261)	(969,562)
Burlington Stores, Inc.*	(11,902)	(1,584,751)
Caleres, Inc.	(19,857)	(667,195)
Camping World Holdings, Inc., Class A	(56,538)	(1,823,350)
Core-Mark Holding Co., Inc.	(42,068)	(894,366)
Duluth Holdings, Inc., Class B*	(33,615)	(629,609)
Express, Inc.*	(317,444)	(2,272,899)
Finish Line, Inc. (The), Class A	(32,377)	(438,385)
Five Below, Inc.*	(5,099)	(373,961)
Floor & Decor Holdings, Inc., Class A*	(76,981)	(4,012,250)
Genesco, Inc.*	(8,552)	(347,211)
Genuine Parts Co.	(5,223)	(469,234)

The accompanying notes are an integral part of the financial statements.

19

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Group 1 Automotive, Inc.	(17,890)	$(1,168,933)
Guess?, Inc.	(260,893)	(5,410,921)
Lands’ End, Inc.*	(18,319)	(427,749)
Lithia Motors, Inc., Class A	(17,183)	(1,727,235)
National Vision Holdings, Inc.*	(7,702)	(248,852)
Nordstrom, Inc.	(66,770)	(3,232,336)
Ollie’s Bargain Outlet Holdings, Inc.*	(20,522)	(1,237,477)
Overstock.com, Inc.*	(83,858)	(3,039,852)
Party City Holdco, Inc.*	(79,944)	(1,247,126)
Qurate Retail Group, Inc., Class A*	(45,560)	(1,146,745)
Sonic Automotive, Inc., Class A	(27,832)	(527,416)
TripAdvisor, Inc.*	(22,183)	(907,063)
Wayfair, Inc., Class A*	(41,322)	(2,790,475)

		(37,901,441)

Semiconductors & Semiconductor Equipment — (2.9)%
Ambarella, Inc. (Cayman Islands)*	(64,198)	(3,145,060)
Aquantia Corp.*	(7,859)	(123,386)
Brooks Automation, Inc.	(77,566)	(2,100,487)
Cavium, Inc.*	(48,997)	(3,889,382)
Cree, Inc.*	(68,413)	(2,757,728)
FormFactor, Inc.*	(41,353)	(564,469)
Ichor Holdings Ltd. (Cayman Islands)*	(73,310)	(1,774,835)
Inphi Corp.*	(128,251)	(3,860,355)
Lattice Semiconductor Corp.*	(84,209)	(469,044)
MACOM Technology Solutions Holdings, Inc.*	(61,449)	(1,020,053)
MaxLinear, Inc.*	(64,534)	(1,468,148)
Microsemi Corp.*	(32,787)	(2,121,975)
Monolithic Power Systems, Inc.	(4,654)	(538,794)
Nanometrics, Inc.*	(24,087)	(647,940)
Photronics, Inc.*	(65,742)	(542,372)
Rudolph Technologies, Inc.*	(8,870)	(245,699)
Semtech Corp.*	(17,268)	(674,315)
Synaptics, Inc.*	(77,248)	(3,532,551)
Veeco Instruments, Inc.*	(13,031)	(221,527)

		(29,698,120)

Software & Services — (6.3)%
8x8, Inc.*	(169,438)	(3,160,019)
Acxiom Corp.*	(100,204)	(2,275,633)
Altair Engineering, Inc., Class A*	(3,253)	(102,014)
Autodesk, Inc.*	(2,723)	(341,954)
Black Knight, Inc.*	(31,434)	(1,480,541)
BlackBerry Ltd. (Canada)*	(30,596)	(351,854)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Blackhawk Network Holdings, Inc.*	(23,837)	$(1,065,514)
Blackline, Inc.*	(29,185)	(1,144,344)
Box, Inc., Class A*	(135,668)	(2,787,977)
Callidus Software, Inc.*	(43,337)	(1,557,965)
Carbonite, Inc.*	(12,703)	(365,846)
Cloudera, Inc.*	(249,049)	(5,374,477)
Cornerstone OnDemand, Inc.*	(4,322)	(169,033)
Coupa Software, Inc.*	(4,927)	(224,770)
Electronic Arts, Inc.*	(16,239)	(1,968,816)
Ellie Mae, Inc.*	(23,002)	(2,114,804)
Everbridge, Inc.*	(9,465)	(346,419)
FireEye, Inc.*	(199,685)	(3,380,667)
First Data Corp., Class A*	(277,012)	(4,432,192)
ForeScout Technologies, Inc.*	(7,611)	(246,901)
Global Payments, Inc.	(3,627)	(404,483)
Gogo, Inc.*	(265,244)	(2,289,056)
Guidewire Software, Inc.*	(2,945)	(238,044)
Hortonworks, Inc.*	(50,258)	(1,023,756)
Instructure, Inc.*	(23,842)	(1,004,940)
MuleSoft, Inc., Class A*	(42,084)	(1,850,854)
Okta, Inc.*	(25,356)	(1,010,437)
Pandora Media, Inc.*	(438,316)	(2,204,729)
Presidio, Inc.*	(11,214)	(175,387)
PROS Holdings, Inc.*	(52,748)	(1,741,211)
QAD, Inc., Class A	(52)	(2,166)
Rapid7, Inc.*	(23,624)	(604,066)
Science Applications International Corp.	(30,316)	(2,388,901)
SecureWorks Corp., Class A*	(18,208)	(147,121)
Snap, Inc., Class A*	(376,008)	(5,967,247)
Square, Inc., Class A*	(6,420)	(315,864)
Tableau Software, Inc., Class A*	(2,412)	(194,938)
Teradata Corp.*	(49,866)	(1,978,184)
TrueCar, Inc.*	(235,728)	(2,229,987)
TTEC Holdings, Inc.	(4,743)	(145,610)
Twilio, Inc., Class A*	(38,862)	(1,483,751)
Virtusa Corp.*	(11,583)	(561,312)
Workday, Inc., Class A*	(4,307)	(547,463)
Workiva, Inc.*	(20,777)	(492,415)
Worldpay, Inc., Class A*	(7,148)	(587,852)
Yext, Inc.*	(6,945)	(87,854)
Zendesk, Inc.*	(54,284)	(2,598,575)

		(65,167,943)

The accompanying notes are an integral part of the financial statements.

20

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (3.7)%
ADTRAN, Inc.	(55,052)	$(856,059)
ARRIS International PLC (United Kingdom)*	(127,676)	(3,392,351)
Benchmark Electronics, Inc.	(3,611)	(107,788)
Celestica, Inc. (Canada)*	(16,808)	(173,963)
Corning, Inc.	(13,485)	(375,962)
Cray, Inc.*	(44,086)	(912,580)
Electronics For Imaging, Inc.*	(60,292)	(1,647,780)
FARO Technologies, Inc.*	(2,615)	(152,716)
Finisar Corp.*	(328,028)	(5,186,123)
Fitbit, Inc., Class A*	(915,888)	(4,671,029)
II-VI, Inc.*	(88,022)	(3,600,100)
Infinera Corp.*	(316,483)	(3,437,005)
Insight Enterprises, Inc.*	(26,711)	(933,015)
Knowles Corp.*	(11,638)	(146,522)
Methode Electronics, Inc.	(37,597)	(1,470,043)
Oclaro, Inc.*	(24,933)	(238,359)
Sanmina Corp.*	(130,753)	(3,419,191)
ScanSource, Inc.*	(8,699)	(309,249)
Sierra Wireless, Inc. (Canada)*	(38,649)	(637,708)
Stratasys Ltd. (Israel)*	(59,198)	(1,194,616)
Trimble, Inc.*	(8,823)	(316,569)
ViaSat, Inc.*	(53,424)	(3,511,025)
Viavi Solutions, Inc.*	(174,265)	(1,693,856)

		(38,383,609)

Telecommunication Services — (0.9)%
ATN International, Inc.	(6,332)	(377,514)
Boingo Wireless, Inc.*	(16,516)	(409,101)
CenturyLink, Inc.	(180,671)	(2,968,425)
Cincinnati Bell, Inc.*	(72,128)	(998,973)
Consolidated Communications Holdings, Inc.	(142,919)	(1,566,392)
Iridium Communications, Inc.*	(155,734)	(1,752,008)
ORBCOMM, Inc.*	(54,706)	(512,595)
Shenandoah Telecommunications Co.	(16,790)	(604,440)
United States Cellular Corp.*	(2,315)	(93,040)

		(9,282,488)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (3.0)%
Air Transport Services Group, Inc.*	(50,956)	$(1,188,294)
Allegiant Travel Co.	(22,351)	(3,856,665)
American Airlines Group, Inc.	(11,269)	(585,537)
ArcBest Corp.	(15,937)	(510,781)
Atlas Air Worldwide Holdings, Inc.*	(58,644)	(3,545,030)
CSX Corp.	(58,768)	(3,273,965)
Genesee & Wyoming, Inc., Class A*	(30,361)	(2,149,255)
Heartland Express, Inc.	(68,320)	(1,229,077)
Hub Group, Inc., Class A*	(64,896)	(2,715,898)
JetBlue Airways Corp.*	(177,363)	(3,604,016)
Knight-Swift Transportation Holdings, Inc.	(99,645)	(4,584,666)
Spirit Airlines, Inc.*	(56,726)	(2,143,108)
Student Transportation, Inc. (Canada)	(8,598)	(64,399)
United Continental Holdings, Inc.*	(13,423)	(932,496)

		(30,383,187)

TOTAL COMMON STOCK (Proceeds $645,110,129)		(621,011,379)

TOTAL SECURITIES SOLD SHORT - (60.4)%		(621,011,379)

(Proceeds $645,110,129)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.8%		409,461,617

NET ASSETS - 100.0%		$1,028,489,006

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

21

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 173.3%
COMMON STOCKS — 173.3%
Automobiles & Components — 4.6%
Aptiv PLC (Jersey)†(a)	127,969	$10,873,526
BorgWarner, Inc.†(b)	71,980	3,615,555
Cooper Tire & Rubber Co.(b)	3,522	103,195
Dana, Inc.†	11,875	305,900
Fiat Chrysler Automobiles NV (Netherlands)†(b)	293,269	6,017,880
General Motors Co.†	288,167	10,471,989
Gentex Corp.(b)	39,224	902,936
Goodyear Tire & Rubber Co. (The)(b)	73,914	1,964,634
Lear Corp.†(a)	13,570	2,525,241
Magna International, Inc. (Canada)†	3,502	197,338
Modine Manufacturing Co.*	31,558	667,452
Standard Motor Products, Inc.(b)	9,326	443,638
Tenneco, Inc.(b)	14,820	813,173
Tower International, Inc.	995	27,611
Winnebago Industries, Inc.(b)	45,531	1,711,966

		40,642,034

Capital Goods — 32.0%
3M Co.†(a)(b)	19,319	4,240,907
Acuity Brands, Inc.(b)	20,238	2,816,927
Aegion Corp.(b)*	2,283	52,304
AGCO Corp.(b)	21,309	1,381,889
Allegion PLC (Ireland)(b)	25,097	2,140,523
Allison Transmission Holdings, Inc.(b)	101,212	3,953,341
Altra Industrial Motion Corp.	155	7,122
AMETEK, Inc.†	79,509	6,040,299
AO Smith Corp.	3,456	219,767
Arconic, Inc.(a)	234,537	5,403,732
Argan, Inc.†(b)	48,836	2,097,506
Atkore International Group, Inc.*	2,327	46,191
Beacon Roofing Supply, Inc.*	15,428	818,764
Boeing Co. (The)†(a)	34,484	11,306,614
Builders FirstSource, Inc.(b)*	89,737	1,780,382
BWX Technologies, Inc.†	15,934	1,012,287
Caterpillar, Inc.†(a)	34,063	5,020,205
Continental Building Products, Inc.†*	24,895	710,752
Crane Co.(a)	33,283	3,086,665
Cummins, Inc.(a)	74,382	12,056,578
Curtiss-Wright Corp.†	21,687	2,929,263
Deere & Co.†(a)	36,282	5,635,320
Dover Corp.(a)	76,665	7,530,036
Eaton Corp. PLC (Ireland)†	45,155	3,608,336
EMCOR Group, Inc.†	42,214	3,289,737

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Emerson Electric Co.†	166,727	$11,387,454
Encore Wire Corp.	2,436	138,121
Engility Holdings, Inc.(b)*	12,339	301,072
Fastenal Co.(b)	14,362	784,022
Flowserve Corp.(b)	54,352	2,355,072
Fluor Corp.(b)	20,585	1,177,874
Fortune Brands Home & Security, Inc.(a)	84,096	4,952,413
Generac Holdings, Inc.(a)(b)*	69,430	3,187,531
General Dynamics Corp.(a)	64,785	14,311,007
General Electric Co.†(a)	424,178	5,717,919
Gibraltar Industries, Inc.†*	37,686	1,275,671
GMS, Inc.*	3,123	95,439
Gorman-Rupp Co. (The)	4,317	126,272
Graco, Inc.	6,197	283,327
Granite Construction, Inc.(b)	12,349	689,815
Harris Corp.(a)	41,723	6,729,085
Harsco Corp.(a)*	95,623	1,974,615
HD Supply Holdings, Inc.(a)*	29,637	1,124,428
Hillenbrand, Inc.†(a)	57,955	2,660,135
Honeywell International, Inc.†	78,965	11,411,232
Hubbell, Inc.†	17,994	2,191,309
Huntington Ingalls Industries, Inc.†(a)	13,584	3,501,412
IDEX Corp.(b)	3,993	569,042
Illinois Tool Works, Inc.†(a)	35,717	5,595,425
Ingersoll-Rand PLC (Ireland)†	76,041	6,502,266
Johnson Controls International PLC (Ireland)†(a)	168,742	5,946,468
KBR, Inc.(b)	5,846	94,647
L3 Technologies, Inc.†(a)	24,856	5,170,048
Manitowoc Co., Inc. (The)(b)*	46,932	1,335,685
Masco Corp.†(a)	173,682	7,023,700
Moog, Inc., Class A†*	2,973	245,005
MSC Industrial Direct Co., Inc., Class A(b)	4,097	375,736
Navistar International Corp.(b)*	38,800	1,356,836
NCI Building Systems, Inc.*	9,035	159,919
NN, Inc.(b)	5,179	124,296
Northrop Grumman Corp.†	3,434	1,198,878
Orbital ATK, Inc.	1,114	147,728
Owens Corning(a)	48,026	3,861,290
Pentair PLC (Ireland)†	76,141	5,187,486
Primoris Services Corp.	30,081	751,423
Raytheon Co.†(a)	77,820	16,795,112

The accompanying notes are an integral part of the financial statements.

22

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rexnord Corp.†*	24,284	$720,749
Rockwell Automation, Inc.†	8,774	1,528,431
Rockwell Collins, Inc.	10,353	1,396,102
Snap-on, Inc.(b)	31,383	4,630,248
Spartan Motors, Inc.	4,953	85,192
Spirit AeroSystems Holdings, Inc., Class A†	54	4,520
SPX FLOW, Inc.(a)*	48,077	2,364,908
Stanley Black & Decker, Inc.†(a)	72,677	11,134,116
Teledyne Technologies, Inc.†*	10,707	2,004,029
Terex Corp.(b)	49,578	1,854,713
Textainer Group Holdings Ltd. (Bermuda)(b)*	25,030	424,259
Textron, Inc.†	47,059	2,775,069
TransDigm Group, Inc.(b)	12,378	3,799,303
Trex Co., Inc.(b)*	4,782	520,138
TriMas Corp.(b)*	17,971	471,739
Tutor Perini Corp.*	1,444	31,840
United Technologies Corp.†	51,931	6,533,958
Univar, Inc.*	2,649	73,510
Universal Forest Products, Inc.†	45,455	1,475,015
Watsco, Inc.(a)	12,895	2,333,608
Watts Water Technologies, Inc., Class A	10,837	842,035
Welbilt, Inc.(b)*	19,136	372,195
WESCO International, Inc.*	10,991	681,992
WW Grainger, Inc.(b)	18,339	5,176,550
Xylem, Inc.†(a)(b)	76,142	5,856,843

		283,092,724

Commercial & Professional Services — 3.4%
ACCO Brands Corp.	25,200	316,260
Cintas Corp.(a)	31,027	5,292,586
Copart, Inc.(b)*	42,248	2,151,691
Deluxe Corp.(b)	6,771	501,122
FTI Consulting, Inc.(b)*	28,587	1,383,897
ICF International, Inc.†	8,535	498,871
Interface, Inc.	17,021	428,929
Kelly Services, Inc., Class A†	2,452	71,206
Kforce, Inc.	139	3,760
Knoll, Inc.	1,414	28,549
Korn/Ferry International†	25,950	1,338,761
ManpowerGroup, Inc.†	13,408	1,543,261
Navigant Consulting, Inc.*	27,783	534,545

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Nielsen Holdings PLC (United Kingdom)†(b)	130,452	$4,147,069
Quad/Graphics, Inc.†	40,554	1,028,044
Republic Services, Inc.†	42,105	2,788,614
Robert Half International, Inc.†	60,721	3,515,139
SP Plus Corp.†*	23,360	831,616
Steelcase, Inc., Class A	15,007	204,095
Stericycle, Inc.(b)*	31,830	1,863,010
Tetra Tech, Inc.†	7,623	373,146
TriNet Group, Inc.*	10,266	475,521
Waste Management, Inc.†	5,904	496,644

		29,816,336

Consumer Durables & Apparel — 6.1%
Acushnet Holdings Corp.(b)	10,236	236,349
Callaway Golf Co.†	34,534	564,976
Carter’s, Inc.(b)	22,276	2,318,932
Cavco Industries, Inc.†*	3,627	630,191
Crocs, Inc.(b)*	129,706	2,107,723
Deckers Outdoor Corp.(b)*	19,890	1,790,697
DR Horton, Inc.†	65,762	2,883,006
Ethan Allen Interiors, Inc.(b)	18,305	420,100
Fossil Group, Inc.(b)*	39,805	505,524
Garmin Ltd. (Switzerland)(a)	47,910	2,823,336
Gildan Activewear, Inc. (Canada)†	38,352	1,107,989
Hanesbrands, Inc.(b)	171,892	3,166,251
Hasbro, Inc.(b)	30,097	2,537,177
La-Z-Boy, Inc.(b)	6,373	190,871
Leggett & Platt, Inc.(b)	31,527	1,398,538
Mattel, Inc.(b)	56,726	745,947
Michael Kors Holdings Ltd. (British Virgin Islands)†*	59,112	3,669,673
Newell Brands, Inc.(b)	152,088	3,875,202
PulteGroup, Inc.(a)	19,975	589,063
Ralph Lauren Corp.†(b)	42,559	4,758,096
Steven Madden Ltd.	2,810	123,359
TopBuild Corp.(a)*	39,145	2,995,375
Tupperware Brands Corp.(b)	42,369	2,049,812
Under Armour, Inc., Class C(b)*	100,095	1,436,363
VF Corp.(a)	113,375	8,403,355
Vista Outdoor, Inc.(b)*	39,051	637,312
Whirlpool Corp.(b)	9,267	1,418,870
Wolverine World Wide, Inc.(b)	3,426	99,011

		53,483,098

The accompanying notes are an integral part of the financial statements.

23

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 6.5%
Adtalem Global Education, Inc.(b)*	14,909	$708,923
BJ’s Restaurants, Inc.(b)	5,014	225,129
Boyd Gaming Corp.(b)	130,039	4,143,043
Brinker International, Inc.(b)	41,411	1,494,937
Carnival Corp. (Panama)†	34,951	2,292,087
Choice Hotels International, Inc.	1,434	114,935
Cracker Barrel Old Country Store, Inc.(b)	2,325	370,140
Darden Restaurants, Inc.	3,056	260,524
Dine Brands Global, Inc.(b)	14,887	976,289
Dunkin’ Brands Group, Inc.(b)	23,833	1,422,592
Eldorado Resorts, Inc.(b)*	1,647	54,351
Graham Holdings Co., Class B†	1,295	779,914
Grand Canyon Education, Inc.*	1,160	121,707
Hilton Worldwide Holdings, Inc.†	48,996	3,858,925
Hyatt Hotels Corp., Class A	35,469	2,704,866
Jack in the Box, Inc.(b)	9,481	809,014
Las Vegas Sands Corp.	5,921	425,720
Marriott International, Inc., Class A(a)	55,693	7,573,134
McDonald’s Corp.†(a)	53,741	8,404,018
Regis Corp.(b)*	2,763	41,804
Restaurant Brands International, Inc. (Canada)†	10,914	621,225
Royal Caribbean Cruises Ltd. (Liberia)†	16,638	1,958,958
Six Flags Entertainment Corp.(b)	2,817	175,386
Sonic Corp.(b)	49,483	1,248,456
Stars Group, Inc. (The) (Canada)(b)*	20,760	571,938
Vail Resorts, Inc.(b)	1,718	380,881
Wyndham Worldwide Corp.†	43,128	4,935,137
Yum! Brands, Inc.†(a)	130,898	11,143,347

		57,817,380

Energy — 4.4%
Andeavor	73	7,341
Archrock, Inc.†	38,500	336,875
Cameco Corp. (Canada)	29,138	264,864
Cenovus Energy, Inc. (Canada)	37,605	321,147
CVR Energy, Inc.(b)	85,427	2,581,604
Delek US Holdings, Inc.†	18,559	755,351
Diamond Offshore Drilling, Inc.(b)*	63,872	936,364
Dril-Quip, Inc.(b)*	40,384	1,809,203
Enbridge, Inc. (Canada)(b)	87,843	2,764,419
Exterran Corp.†*	36,791	982,320
Fairmount Santrol Holdings, Inc.*	170,844	726,087

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Frank’s International NV (Netherlands)	23,996	$130,298
Halliburton Co.†	20,278	951,849
Imperial Oil Ltd. (Canada)†	9,477	251,141
Mammoth Energy Services, Inc.*	78	2,501
Marathon Petroleum Corp.†(b)	58,539	4,279,786
McDermott International, Inc. (Panama)†*	79,693	485,330
National Oilwell Varco, Inc.(b)	62,087	2,285,422
Noble Corp. PLC (United Kingdom)*	4,302	15,960
ONEOK, Inc.	16,300	927,796
Phillips 66†	17,696	1,697,400
Rowan Cos. PLC, Class A (United Kingdom)†(b)*	167,325	1,930,930
RPC, Inc.(b)	22,982	414,365
Schlumberger Ltd. (Curacao)†(a)	36,979	2,395,500
SEACOR Holdings, Inc.*	461	23,557
Ship Finance International Ltd. (Bermuda)(b)	57,545	822,894
Superior Energy Services, Inc.(b)*	176,918	1,491,419
TechnipFMC PLC (United Kingdom)†	141,961	4,180,751
Transocean Ltd. (Switzerland)(b)*	194,468	1,925,233
Valero Energy Corp.†	34,611	3,210,862

		38,908,569

Food & Staples Retailing — 5.3%
CVS Health Corp.†	134,856	8,389,392
Kroger Co. (The)†(a)	397,278	9,510,835
Rite Aid Corp.(b)*	660,875	1,110,270
Sysco Corp.†(a)(b)	104,958	6,293,282
US Foods Holding Corp.*	84,499	2,769,032
Walgreens Boots Alliance, Inc.†	99,556	6,517,931
Walmart, Inc.†(a)	132,807	11,815,839
Weis Markets, Inc.(b)	6,358	260,551

		46,667,132

Food, Beverage & Tobacco — 10.8%
Altria Group, Inc.†	188,642	11,756,169
Brown-Forman Corp., Class B(b)	38,484	2,093,530
Campbell Soup Co.(b)	93,366	4,043,681
Coca-Cola Co. (The)†(a)	122,234	5,308,623
Conagra Brands, Inc.†	102,210	3,769,505
Dr Pepper Snapple Group, Inc.†	36,841	4,361,238
Flowers Foods, Inc.(b)	35,106	767,417
General Mills, Inc.†(b)	179,041	8,067,587
Hershey Co. (The)(b)	68,987	6,826,954

The accompanying notes are an integral part of the financial statements.

24

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hormel Foods Corp.(b)	36,413	$1,249,694
Hostess Brands, Inc.(b)*	7,356	108,795
Ingredion, Inc.†	24,519	3,160,989
JM Smucker Co. (The)(b)	30,372	3,766,432
John B Sanfilippo & Son, Inc.(b)	1,463	84,664
Kraft Heinz Co. (The)†(a)	121,576	7,572,969
McCormick & Co., Inc., non-voting shares(b)	39,665	4,219,959
Molson Coors Brewing Co., Class B†(a)	22,969	1,730,255
PepsiCo, Inc.†	88,208	9,627,903
Philip Morris International, Inc.†(b)	48,422	4,813,147
TreeHouse Foods, Inc.(b)*	12,617	482,853
Tyson Foods, Inc., Class A(a)	161,288	11,804,669

		95,617,033

Health Care Equipment & Services — 11.2%
Abbott Laboratories†	127,643	7,648,369
AmerisourceBergen Corp.†	72,231	6,227,035
AMN Healthcare Services, Inc.(b)*	19,897	1,129,155
Analogic Corp.†	8,744	838,550
Anika Therapeutics, Inc.†(b)*	10,836	538,766
athenahealth, Inc.†*	1,899	271,614
Baxter International, Inc.	57,777	3,757,816
Brookdale Senior Living, Inc.(b)*	179,771	1,206,263
CONMED Corp.(b)	9,737	616,644
Cotiviti Holdings, Inc.(a)(b)*	89,478	3,081,622
Danaher Corp.†(b)	34,673	3,394,833
DENTSPLY SIRONA, Inc.	9,375	471,656
Envision Healthcare Corp.(b)*	45,763	1,758,672
Express Scripts Holding Co.†*	176,226	12,173,692
Globus Medical, Inc., Class A†(b)*	69,050	3,440,071
Haemonetics Corp.(a)(b)*	30,718	2,247,329
Halyard Health, Inc.(b)*	16,354	753,592
Hill-Rom Holdings, Inc.†	17,816	1,549,992
HMS Holdings Corp.(b)*	8,974	151,122
ICU Medical, Inc.(a)*	19,579	4,941,740
Integer Holdings Corp.†*	40,507	2,290,671
Laboratory Corp. of America Holdings†*	53,800	8,702,150
Lantheus Holdings, Inc.*	11,999	190,784
LifePoint Health, Inc.(b)*	36,127	1,697,969
Masimo Corp.*	1,907	167,721
MEDNAX, Inc.†(b)*	34,514	1,920,014
Medtronic PLC (Ireland)†	114,045	9,148,690

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Meridian Bioscience, Inc.†	18,516	$262,927
Owens & Minor, Inc.(b)	120,951	1,880,788
Patterson Cos., Inc.(b)	5,511	122,510
Quality Systems, Inc.(b)*	37,915	517,540
Quest Diagnostics, Inc.†	46,446	4,658,534
STERIS PLC (United Kingdom)†	8,306	775,448
Stryker Corp.†	4,524	728,002
Tabula Rasa HealthCare, Inc.(b)*	2,838	110,114
Tenet Healthcare Corp.*	74,256	1,800,708
Tivity Health, Inc.(b)*	11,682	463,191
Universal Health Services, Inc., Class B†	20,513	2,428,944
Varex Imaging Corp.*	8,291	296,652
Varian Medical Systems, Inc.†(a)(b)*	40,336	4,947,210

		99,309,100

Household & Personal Products — 4.1%
Avon Products, Inc.(b)*	523,539	1,486,851
Central Garden & Pet Co., Class A†*	2,640	104,570
Church & Dwight Co., Inc.(b)	43,892	2,210,401
Colgate-Palmolive Co.†	53,960	3,867,853
Edgewell Personal Care Co.(b)*	10,750	524,815
Energizer Holdings, Inc.(b)	13,407	798,789
Estee Lauder Cos., Inc. (The), Class A†(a)	43,075	6,449,189
Kimberly-Clark Corp.†	70,746	7,791,257
Procter & Gamble Co. (The)†(a)	167,389	13,270,600

		36,504,325

Materials — 5.1%
Avery Dennison Corp.(b)	23,527	2,499,744
CF Industries Holdings, Inc.(b)	22,656	854,811
Chemours Co. (The)†	30,580	1,489,552
Domtar Corp.†(b)	64,880	2,759,995
Eagle Materials, Inc.(b)	16,974	1,749,171
Eastman Chemical Co.(b)	10,486	1,107,112
Forterra, Inc.(b)*	12,306	102,386
FutureFuel Corp.	12,609	151,182
GCP Applied Technologies, Inc.*	1,945	56,502
Greif, Inc., Class A(b)	6,307	329,541
Ingevity Corp.*	1,242	91,523
Innospec, Inc.	668	45,825
International Paper Co.(b)	41,409	2,212,483
KapStone Paper and Packaging Corp.	11,248	385,919
Koppers Holdings, Inc.*	275	11,302

The accompanying notes are an integral part of the financial statements.

25

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Kraton Corp.(b)*	31,928	$1,523,285
Kronos Worldwide, Inc.(b)	49,045	1,108,417
Louisiana-Pacific Corp.†	36,007	1,035,921
LyondellBasell Industries NV, Class A (Netherlands)†	32,770	3,463,134
Methanex Corp. (Canada)†	67,255	4,079,016
Minerals Technologies, Inc.†	7,999	535,533
Monsanto Co.†(a)	22,760	2,655,864
Norbord, Inc. (Canada)	4,177	151,750
Packaging Corp. of America†	1,298	146,285
PolyOne Corp.(a)	42,880	1,823,258
PPG Industries, Inc.	1,330	148,428
Praxair, Inc.	7,712	1,112,842
Stepan Co.	8,843	735,561
Summit Materials, Inc., Class A(b)*	46,911	1,420,465
Trinseo SA (Luxembourg)	1,381	102,263
Tronox Ltd., Class A (Australia)†(a)	149,914	2,764,414
Verso Corp., Class A*	20,417	343,822
Westlake Chemical Corp.(a)(b)	69,709	7,748,155

		44,745,461

Media — 7.1%
AMC Entertainment Holdings, Inc., Class A	16,820	236,321
CBS Corp., Class B, non-voting shares†	155,105	7,970,846
Comcast Corp., Class A†	15,449	527,892
Discovery, Inc., Class A(b)*	313,858	6,725,977
DISH Network Corp., Class A†*	30,198	1,144,202
Entravision Communications Corp., Class A	50,787	238,699
Gannett Co., Inc.(b)	135,997	1,357,250
Interpublic Group of Cos., Inc. (The)†(b)	186,517	4,295,487
Loral Space & Communications, Inc.*	1,665	69,347
MSG Networks, Inc., Class A†*	61,555	1,391,143
News Corp., Class A(a)(b)	288,221	4,553,892
Omnicom Group, Inc.(b)	70,147	5,097,582
Shaw Communications, Inc., Class B (Canada)(b)	24,811	477,860
Time Warner, Inc.†	144,835	13,698,494
Twenty-First Century Fox, Inc., Class A(a)	256,989	9,428,926
Viacom, Inc., Class B(b)	119,205	3,702,507
Walt Disney Co. (The)†(a)	11,227	1,127,640

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
WideOpenWest, Inc.*	250	$1,788
World Wrestling Entertainment, Inc., Class A(b)	25,557	920,308

		62,966,161

Pharmaceuticals, Biotechnology & Life Sciences — 9.9%
AbbVie, Inc.†(a)	77,978	7,380,618
Agilent Technologies, Inc.†	9,282	620,966
Amgen, Inc.†	47,724	8,135,988
Biogen, Inc.†*	16,531	4,526,518
Bluebird Bio, Inc.(b)*	4,820	823,015
Bruker Corp.	1,599	47,842
Cambrex Corp.(b)*	15,076	788,475
Celgene Corp.*	68,518	6,112,491
Charles River Laboratories International, Inc.*	1,071	114,319
Eli Lilly & Co.†	18,051	1,396,606
Exact Sciences Corp.(b)*	42,971	1,733,020
Exelixis, Inc.(a)*	32,788	726,254
Gilead Sciences, Inc.(a)(b)	105,356	7,942,789
Innoviva, Inc.(b)*	128,259	2,138,078
Ionis Pharmaceuticals, Inc.(b)*	4,110	181,169
Johnson & Johnson†(a)	71,795	9,200,529
Ligand Pharmaceuticals, Inc.(b)*	3,042	502,417
Merck & Co., Inc.†	164,606	8,966,089
Mettler-Toledo International, Inc.*	710	408,271
Myriad Genetics, Inc.(b)*	1,870	55,258
Pfizer, Inc.†(a)	292,594	10,384,161
Phibro Animal Health Corp., Class A†	2,218	88,055
PRA Health Sciences, Inc.†(b)*	18,017	1,494,690
Prestige Brands Holdings, Inc.†(b)*	2,085	70,306
Vertex Pharmaceuticals, Inc.†*	1,476	240,558
Waters Corp.†(a)(b)*	30,177	5,994,661
Zoetis, Inc.†(a)(b)	85,686	7,155,638

		87,228,781

Retailing — 11.9%
1-800-Flowers.com, Inc., Class A*	448	5,286
Abercrombie & Fitch Co., Class A(b)	94,283	2,282,591
Advance Auto Parts, Inc.(a)(b)	54,059	6,408,694
Amazon.com, Inc.†(a)*	9,559	13,835,123
Asbury Automotive Group, Inc.†(b)*	21,970	1,482,975
AutoNation, Inc.(b)*	12,439	581,896
AutoZone, Inc.†(a)*	11,301	7,330,846
Bed Bath & Beyond, Inc.(b)	31,103	652,852
Best Buy Co., Inc.(b)	30,276	2,119,017

The accompanying notes are an integral part of the financial statements.

26

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Booking Holdings, Inc.(a)*	1,985	$4,129,574
Dick’s Sporting Goods, Inc.	5,900	206,795
Dollar General Corp.†	17,038	1,593,905
Dollar Tree, Inc.†*	27,969	2,654,258
DSW, Inc., Class A(b)	11,668	262,063
Foot Locker, Inc.(b)	23,662	1,077,567
GameStop Corp., Class A(b)	2,710	34,200
Gap, Inc. (The)(b)	100,000	3,120,000
Home Depot, Inc. (The)†(a)	26,255	4,679,691
Kohl’s Corp.(b)	50,685	3,320,374
L Brands, Inc.(b)	61,787	2,360,881
LKQ Corp.(b)*	21,090	800,366
Lumber Liquidators Holdings, Inc.(b)*	50,943	1,218,557
Macy’s, Inc.(b)	67,401	2,004,506
Michaels Cos., Inc. (The)(b)*	5,755	113,431
Murphy USA, Inc.(b)*	17,402	1,266,866
Nutrisystem, Inc.(b)	88,853	2,394,588
Office Depot, Inc.	155,467	334,254
O’Reilly Automotive, Inc.(b)*	13,786	3,410,381
Penske Automotive Group, Inc.(b)	17,005	753,832
PetMed Express, Inc.(b)	38,030	1,587,752
Pool Corp.(b)	6,455	943,850
RH(b)*	18,150	1,729,332
Ross Stores, Inc.†	83,919	6,544,004
Sally Beauty Holdings, Inc.(b)*	47,358	779,039
Shutterfly, Inc.(b)*	15,640	1,270,750
Signet Jewelers Ltd. (Bermuda)(b)	40,342	1,553,974
Tailored Brands, Inc.(b)	61,725	1,546,828
Target Corp.†(a)(b)	76,045	5,279,804
Tiffany & Co.	20,333	1,985,721
TJX Cos., Inc. (The)†(a)	88,766	7,239,755
Tractor Supply Co.(a)(b)	43,101	2,716,225
Ulta Beauty, Inc.*	962	196,508
Urban Outfitters, Inc.(b)*	29,132	1,076,719
Williams-Sonoma, Inc.(b)	3,679	194,104
Zumiez, Inc.(b)*	427	10,205

		105,089,939

Semiconductors & Semiconductor Equipment — 11.3%
Advanced Energy Industries, Inc.*	20,045	1,280,876
Advanced Micro Devices, Inc.(b)*	134,807	1,354,810
Analog Devices, Inc.(b)	24,439	2,227,126
Applied Materials, Inc.†(a)	115,879	6,444,031
Axcelis Technologies, Inc.(b)*	29,248	719,501
Cabot Microelectronics Corp.	4,414	472,784

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Cirrus Logic, Inc.(b)*	66,817	$2,714,775
Cohu, Inc.	30,825	703,118
Cypress Semiconductor Corp.(b)	84,677	1,436,122
Diodes, Inc.(b)*	24,848	756,870
First Solar, Inc.(a)*	34,236	2,430,071
Intel Corp.†	154,644	8,053,860
KLA-Tencor Corp.(a)	35,801	3,902,667
Lam Research Corp.(a)(b)	24,284	4,933,537
Marvell Technology Group Ltd. (Bermuda)†(b)	180,095	3,781,995
Maxim Integrated Products, Inc.†	17,300	1,041,806
Micron Technology, Inc.†*	330,113	17,212,092
MKS Instruments, Inc.†	20,972	2,425,412
ON Semiconductor Corp.(a)*	147,544	3,608,926
Qorvo, Inc.†(b)*	60,220	4,242,499
QUALCOMM, Inc.†	170,241	9,433,054
Rambus, Inc.*	24,532	329,465
Skyworks Solutions, Inc.	33,608	3,369,538
SMART Global Holdings, Inc. (Cayman Islands)(b)*	16,323	813,538
Teradyne, Inc.†(a)	80,683	3,688,020
Texas Instruments, Inc.†(a)(b)	117,052	12,160,532
Xcerra Corp.†*	26,333	306,779
Xperi Corp.	985	20,833

		99,864,637

Software & Services — 18.9%
Accenture PLC, Class A (Ireland)†(b)	44,663	6,855,770
Adobe Systems, Inc.†*	10,324	2,230,810
Alarm.com Holdings, Inc.(b)*	10,477	395,402
Alliance Data Systems Corp.(a)(b)	20,958	4,461,120
Alphabet, Inc., Class A†(a)*	16,991	17,622,046
ANSYS, Inc.†*	13,425	2,103,563
Appfolio, Inc., Class A(b)*	20,571	840,325
Aspen Technology, Inc.†*	23,569	1,859,358
Blucora, Inc.†*	31,840	783,264
CA, Inc.†	155,728	5,279,179
CACI International, Inc., Class A†*	12,242	1,852,827
Cadence Design Systems, Inc.†(a)*	75,799	2,787,129
Cardtronics PLC, Class A (United Kingdom)(b)*	62,103	1,385,518
Cars.com, Inc.(b)*	35,291	999,794
CDK Global, Inc.(b)	18,748	1,187,498
CGI Group, Inc., Class A (Canada)†(b)*	22,213	1,280,357

The accompanying notes are an integral part of the financial statements.

27

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Citrix Systems, Inc.†*	33,871	$3,143,229
Conduent, Inc.(b)*	12,528	233,522
Convergys Corp.(b)	68,942	1,559,468
DST Systems, Inc.†	10,761	900,158
DXC Technology Co.(a)	85,976	8,643,167
eBay, Inc.†*	118,509	4,768,802
Envestnet, Inc.(b)*	9,060	519,138
Etsy, Inc.*	92,433	2,593,670
Euronet Worldwide, Inc.(b)*	6,416	506,351
Facebook, Inc., Class A†(a)*	82,764	13,224,860
Fair Isaac Corp.†*	9,362	1,585,642
Fidelity National Information Services, Inc.(a)	68,678	6,613,691
Fiserv, Inc.*	34,319	2,447,288
Globant SA (Luxembourg)*	10,009	515,864
GoDaddy, Inc., Class A*	25,995	1,596,613
GTT Communications, Inc.*	5,029	285,144
IAC/InterActiveCorp.†(b)*	20,505	3,206,572
International Business Machines Corp.†(a)	75,744	11,621,402
j2 Global, Inc.(b)	25,926	2,046,080
Leidos Holdings, Inc.(a)	28,334	1,853,044
LogMeIn, Inc.(b)	15,063	1,740,530
Manhattan Associates, Inc.†(b)*	17,844	747,307
ManTech International Corp., Class A†	4,412	244,734
Mastercard, Inc., Class A	7,492	1,312,299
Microsoft Corp.†	40,813	3,725,003
MicroStrategy, Inc., Class A†*	7,840	1,011,282
Monotype Imaging Holdings, Inc.	491	11,023
NIC, Inc.†(b)	103,632	1,378,306
Open Text Corp. (Canada)†(b)	57,779	2,010,709
Oracle Corp.†	175,324	8,021,073
Paychex, Inc.(a)(b)	97,094	5,980,019
Progress Software Corp.(a)	60,549	2,328,109
Qualys, Inc.(b)*	2,320	168,780
Quotient Technology, Inc.(b)*	2,825	37,008
Red Hat, Inc.†*	2,405	359,572
SS&C Technologies Holdings, Inc.(a)(b)	65,842	3,531,765
Stamps.com, Inc.(b)*	10,934	2,198,281
Symantec Corp.(a)(b)	74,187	1,917,734
Synopsys, Inc.†*	9,109	758,233
Total System Services, Inc.	17,638	1,521,454

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Trade Desk, Inc. (The), Class A(b)*	15,210	$754,720
Tucows, Inc., Class A*	2,069	115,864
VeriSign, Inc.(b)*	18,986	2,250,980
Visa, Inc., Class A(b)	23,741	2,839,898
Web.com Group, Inc.(b)*	65,785	1,190,708
Zynga, Inc., Class A*	223,804	819,123

		166,762,179

Technology Hardware & Equipment — 12.8%
Amphenol Corp., Class A(a)	31,939	2,750,906
Apple, Inc.†(a)	92,333	15,491,631
Arista Networks, Inc.†*	8,314	2,122,564
AVX Corp.†	23,952	396,406
CDW Corp.(a)	30,063	2,113,730
Ciena Corp.(b)*	21,616	559,854
Cisco Systems, Inc.†	234,867	10,073,446
Coherent, Inc.(b)*	2,282	427,647
CommScope Holding Co., Inc.*	8,665	346,340
Diebold Nixdorf, Inc.(b)	92,400	1,422,960
EchoStar Corp., Class A*	3,993	210,711
Electro Scientific Industries, Inc.(b)*	152,375	2,945,409
F5 Networks, Inc.†*	23,938	3,461,674
FLIR Systems, Inc.(a)(b)	65,205	3,260,902
Hewlett Packard Enterprise Co.†(a)	218,740	3,836,700
HP, Inc.†(b)	429,175	9,407,516
InterDigital, Inc.†(b)	37,335	2,747,856
IPG Photonics Corp.(b)*	1,237	288,691
Jabil, Inc.	32,571	935,765
Juniper Networks, Inc.†(b)	216,977	5,279,050
KEMET Corp.(b)*	180,067	3,264,615
Keysight Technologies, Inc.†*	4,243	222,291
Littelfuse, Inc.(b)	468	97,428
Mitel Networks Corp. (Canada)†*	48,801	452,873
Motorola Solutions, Inc.†	77,350	8,144,955
NCR Corp.(b)*	19,837	625,262
NetApp, Inc.†	100,230	6,183,189
NETGEAR, Inc.(b)*	14,455	826,826
OSI Systems, Inc.(b)*	16,859	1,100,387
Plantronics, Inc.†	10,679	644,691
Plexus Corp.*	2,313	138,155
Rogers Corp.†*	8,030	959,906
Seagate Technology PLC (Ireland)	103,284	6,044,180
SYNNEX Corp.	4,911	581,462
Systemax, Inc.(b)	16,160	461,368
Tech Data Corp.*	6,584	560,496

The accompanying notes are an integral part of the financial statements.

28

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
TTM Technologies, Inc.(b)*	45,860	$701,199
Ubiquiti Networks, Inc.(b)*	7,821	538,085
Vishay Intertechnology, Inc.(b)	201,166	3,741,688
Western Digital Corp.†	55,896	5,157,524
Xerox Corp.†	56,472	1,625,264
Zebra Technologies Corp., Class A†*	18,404	2,561,653

		112,713,255

Telecommunication Services — 2.6%
AT&T, Inc.†	149,753	5,338,694
Cogent Communications Holdings, Inc.(b)	5,403	234,490
Frontier Communications Corp.(b)	170,488	1,265,021
Rogers Communications, Inc., Class B (Canada)†	36,393	1,626,039
Verizon Communications, Inc.†(a)	247,877	11,853,478
Vonage Holdings Corp.†(b)*	181,133	1,929,066
Zayo Group Holdings, Inc.*	11,056	377,673

		22,624,461

Transportation — 5.3%
Alaska Air Group, Inc.(a)(b)	90,094	5,582,224
CH Robinson Worldwide, Inc.(b)	42,166	3,951,376
Delta Air Lines, Inc.†	85,586	4,690,969
Expeditors International of Washington, Inc.†(b)	116,546	7,377,362
Forward Air Corp.(b)	8,137	430,122
Hawaiian Holdings, Inc.(b)	3,041	117,687
JB Hunt Transport Services, Inc.(b)	15,052	1,763,342
Kansas City Southern†(a)	54,625	6,000,556
Landstar System, Inc.(b)	18,520	2,030,718
Marten Transport Ltd.	6,852	156,226
Norfolk Southern Corp.†	32,948	4,473,679
Old Dominion Freight Line, Inc.(b)	19,296	2,835,933
Saia, Inc.*	6,673	501,476
Schneider National, Inc., Class B(b)	12,048	313,971
SkyWest, Inc.	640	34,816
Union Pacific Corp.†	47,367	6,367,546
Universal Logistics Holdings, Inc.	759	16,053
XPO Logistics, Inc.(b)*	6,424	654,027

		47,298,083

TOTAL COMMON STOCKS (Cost $1,425,997,629)		1,531,150,688

	Number of Shares	Value
TOTAL LONG POSITIONS - 173.3%		$1,531,150,688

(Cost $1,425,997,629)

SHORT POSITIONS — (74.0)%
COMMON STOCKS — (74.0)%
Automobiles & Components — (1.9)%
Adient PLC (Ireland)	(87,270)	(5,215,255)
American Axle & Manufacturing Holdings, Inc.*	(34,372)	(523,142)
Cooper-Standard Holding, Inc.*	(5,061)	(621,541)
Dorman Products, Inc.*	(24,307)	(1,609,366)
Ford Motor Co.	(259,655)	(2,876,977)
Fox Factory Holding Corp.*	(29,772)	(1,039,043)
Gentherm, Inc.*	(16,065)	(545,407)
LCI Industries	(11,102)	(1,156,273)
Tesla, Inc.*	(12,403)	(3,300,810)
Visteon Corp.*	(3,989)	(439,747)

		(17,327,561)

Capital Goods — (8.5)%
AAON, Inc.	(18,335)	(715,065)
AAR Corp.	(39,687)	(1,750,594)
Actuant Corp., Class A	(8,709)	(202,484)
Advanced Drainage Systems, Inc.	(33,386)	(864,697)
AECOM*	(5,842)	(208,150)
Aerovironment, Inc.*	(669)	(30,446)
American Railcar Industries, Inc.	(15,578)	(582,773)
American Woodmark Corp.*	(19,751)	(1,944,486)
Apogee Enterprises, Inc.	(53,402)	(2,314,977)
Astec Industries, Inc.	(3,808)	(210,125)
Astronics Corp.*	(13,738)	(512,427)
Axon Enterprise, Inc.*	(96,672)	(3,800,176)
Briggs & Stratton Corp.	(17,612)	(377,073)
Carlisle Cos., Inc.	(13,877)	(1,448,898)
Chart Industries, Inc.*	(18,904)	(1,115,903)
CIRCOR International, Inc.	(15,143)	(646,000)
Colfax Corp.*	(8,435)	(269,076)
Cubic Corp.	(19,385)	(1,232,886)
Donaldson Co., Inc.	(20,627)	(929,246)
Douglas Dynamics, Inc.	(11,441)	(495,967)
DXP Enterprises, Inc.*	(1,869)	(72,798)
Dycom Industries, Inc.*	(31,042)	(3,341,050)
EnerSys	(11,359)	(787,974)
EnPro Industries, Inc.	(8,048)	(622,754)
ESCO Technologies, Inc.	(6,902)	(404,112)
Esterline Technologies Corp.*	(3,132)	(229,106)

The accompanying notes are an integral part of the financial statements.

29

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Evoqua Water Technologies Corp.*	(12,021)	$(255,927)
Franklin Electric Co., Inc.	(10,846)	(441,974)
General Cable Corp.	(19,587)	(579,775)
Global Brass & Copper Holdings, Inc.	(1,322)	(44,221)
Griffon Corp.	(3,976)	(72,562)
HEICO Corp.	(3,417)	(296,630)
Herc Holdings, Inc.*	(19,890)	(1,291,856)
Hexcel Corp.	(7,085)	(457,620)
Hyster-Yale Materials Handling, Inc.	(3,599)	(251,678)
Jacobs Engineering Group, Inc.	(40,096)	(2,371,678)
JELD-WEN Holding, Inc.*	(36,437)	(1,115,701)
Kadant, Inc.	(4,528)	(427,896)
Kennametal, Inc.	(8,252)	(331,400)
KLX, Inc.*	(7,348)	(522,149)
Kratos Defense & Security Solutions, Inc.*	(316,665)	(3,258,483)
Lincoln Electric Holdings, Inc.	(11,321)	(1,018,324)
Lindsay Corp.	(9,005)	(823,417)
Masonite International Corp. (Canada)*	(15,265)	(936,508)
MasTec, Inc.*	(64,903)	(3,053,686)
Maxar Technologies Ltd. (Canada)	(11,868)	(548,895)
Mercury Systems, Inc.*	(40,282)	(1,946,426)
Meritor, Inc.*	(73,810)	(1,517,534)
Milacron Holdings Corp.*	(33,251)	(669,675)
MRC Global, Inc.*	(168,862)	(2,776,091)
Mueller Industries, Inc.	(449)	(11,746)
Mueller Water Products, Inc., Class A	(2,975)	(32,338)
MYR Group, Inc.*	(3,866)	(119,150)
National Presto Industries, Inc.	(3,131)	(293,531)
Nordson Corp.	(2,664)	(363,210)
NOW, Inc.*	(319,108)	(3,261,284)
Patrick Industries, Inc.*	(17,954)	(1,110,455)
Ply Gem Holdings, Inc.*	(5,546)	(119,794)
Proto Labs, Inc.*	(11,341)	(1,333,135)
Quanex Building Products Corp.	(2,175)	(37,845)
Raven Industries, Inc.	(17,209)	(603,175)
RBC Bearings, Inc.*	(3,083)	(382,909)
REV Group, Inc.	(20,611)	(427,884)
Roper Technologies, Inc.	(672)	(188,624)
Rush Enterprises, Inc., Class A*	(15,871)	(674,359)
SPX Corp.*	(4,625)	(150,220)
Sunrun, Inc.*	(292,207)	(2,609,409)
Tennant Co.	(4,121)	(278,992)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Thermon Group Holdings, Inc.*	(27,534)	$(617,037)
Timken Co. (The)	(57,048)	(2,601,389)
Titan International, Inc.	(30,299)	(382,070)
Toro Co. (The)	(1,684)	(105,166)
Triumph Group, Inc.	(56,453)	(1,422,616)
United Rentals, Inc.*	(3,400)	(587,282)
USG Corp.*	(32,778)	(1,324,887)
Vicor Corp.*	(12)	(343)
Wabash National Corp.	(19,783)	(411,684)
WABCO Holdings, Inc.*	(1,002)	(134,138)
Wesco Aircraft Holdings, Inc.*	(114,784)	(1,176,536)
Woodward, Inc.	(55,344)	(3,965,951)

		(74,846,508)

Commercial & Professional Services — (2.8)%
ABM Industries, Inc.	(78,723)	(2,635,646)
Advanced Disposal Services, Inc.*	(80,079)	(1,784,160)
Casella Waste Systems, Inc., Class A*	(2,281)	(53,330)
CoStar Group, Inc.*	(5,835)	(2,116,238)
Covanta Holding Corp.	(156,637)	(2,271,236)
Exponent, Inc.	(1,228)	(96,582)
Forrester Research, Inc.	(5,920)	(245,384)
Healthcare Services Group, Inc.	(17,048)	(741,247)
HNI Corp.	(17,078)	(616,345)
Huron Consulting Group, Inc.*	(3,038)	(115,748)
IHS Markit Ltd. (Bermuda)*	(34,332)	(1,656,176)
Insperity, Inc.	(2,588)	(179,995)
KAR Auction Services, Inc.	(41,237)	(2,235,045)
Kimball International, Inc., Class B	(103)	(1,755)
MSA Safety, Inc.	(18,816)	(1,566,244)
Multi-Color Corp.	(15,839)	(1,046,166)
Pitney Bowes, Inc.	(172,914)	(1,883,033)
Ritchie Bros Auctioneers, Inc. (Canada)	(77,986)	(2,454,219)
Rollins, Inc.	(11,559)	(589,856)
TransUnion*	(4,867)	(276,348)
TrueBlue, Inc.*	(29,044)	(752,240)
US Ecology, Inc.	(7,073)	(376,991)
Verisk Analytics, Inc.*	(5,642)	(586,768)
WageWorks, Inc.*	(8,585)	(388,042)

		(24,668,794)

Consumer Durables & Apparel — (2.9)%
American Outdoor Brands Corp.*	(277,132)	(2,860,002)
Columbia Sportswear Co.	(9,871)	(754,441)

The accompanying notes are an integral part of the financial statements.

30

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
G-III Apparel Group Ltd.*	(97,723)	$(3,682,203)
GoPro, Inc., Class A*	(178,721)	(856,074)
Installed Building Products, Inc.*	(17,276)	(1,037,424)
iRobot Corp.*	(20,657)	(1,325,973)
Johnson Outdoors, Inc., Class A	(238)	(14,756)
Lululemon Athletica, Inc.*	(35,280)	(3,144,154)
Mohawk Industries, Inc.*	(12,170)	(2,826,117)
NIKE, Inc., Class B	(31,047)	(2,062,763)
Oxford Industries, Inc.	(5,428)	(404,712)
PVH Corp.	(1,815)	(274,845)
Skechers U.S.A., Inc., Class A*	(95,960)	(3,731,884)
Sturm Ruger & Co., Inc.	(19,813)	(1,040,182)
Tapestry, Inc.	(31,682)	(1,666,790)

		(25,682,320)

Consumer Services — (4.7)%
Belmond Ltd., Class A (Bermuda)*	(51,834)	(577,949)
Bloomin’ Brands, Inc.	(55,298)	(1,342,635)
Carrols Restaurant Group, Inc.*	(36,156)	(404,947)
Chegg, Inc.*	(93,410)	(1,929,851)
Chipotle Mexican Grill, Inc.*	(5,339)	(1,725,084)
Dave & Buster’s Entertainment, Inc.*	(103,439)	(4,317,544)
Domino’s Pizza, Inc.	(1,405)	(328,152)
Fiesta Restaurant Group, Inc.*	(12,722)	(235,357)
Golden Entertainment, Inc.*	(8,181)	(190,045)
ILG, Inc.	(115,019)	(3,578,241)
International Game Technology PLC (United Kingdom)	(15,299)	(408,942)
International Speedway Corp., Class A	(11,796)	(520,204)
K12, Inc.*	(11,302)	(160,262)
La Quinta Holdings, Inc.*	(118,774)	(2,246,016)
Laureate Education, Inc., Class A*	(14,267)	(196,171)
Marcus Corp. (The)	(11,845)	(359,496)
MGM Resorts International	(82,689)	(2,895,769)
Monarch Casino & Resort, Inc.*	(4,098)	(173,304)
Papa John’s International, Inc.	(11,637)	(666,800)
Planet Fitness, Inc., Class A*	(25,082)	(947,347)
Red Robin Gourmet Burgers, Inc.*	(16,393)	(950,794)
Ruth’s Hospitality Group, Inc.	(6,188)	(151,297)
Service Corp. International	(29,041)	(1,096,007)
Shake Shack, Inc., Class A*	(110,235)	(4,589,083)
Starbucks Corp.	(39,190)	(2,268,709)
Strayer Education, Inc.	(7,998)	(808,198)
Texas Roadhouse, Inc.	(51,089)	(2,951,922)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Weight Watchers International, Inc.*	(5,934)	$(378,114)
Wendy’s Co. (The)	(160,570)	(2,818,004)
Wingstop, Inc.	(48,748)	(2,302,368)

		(41,518,612)

Energy — (4.4)%
Cheniere Energy, Inc.*	(13,080)	(699,126)
DHT Holdings, Inc. (Marshall Islands)	(28,914)	(98,308)
Ensco PLC, Class A (United Kingdom)	(996,155)	(4,373,120)
Forum Energy Technologies, Inc.*	(90,542)	(995,962)
Green Plains, Inc.	(183,966)	(3,090,629)
Helix Energy Solutions Group, Inc.*	(376,909)	(2,182,303)
Keane Group, Inc.*	(201,698)	(2,985,130)
Nabors Industries Ltd. (Bermuda)	(138,709)	(969,576)
Newpark Resources, Inc.*	(15,221)	(123,290)
NexGen Energy Ltd. (Canada)*	(8,101)	(13,772)
Occidental Petroleum Corp.	(2,607)	(169,351)
Oceaneering International, Inc.	(89,647)	(1,662,055)
Oil States International, Inc.*	(11,574)	(303,239)
Par Pacific Holdings, Inc.*	(7,657)	(131,471)
Patterson-UTI Energy, Inc.	(183,668)	(3,216,027)
Pembina Pipeline Corp. (Canada)	(33,337)	(1,041,115)
ProPetro Holding Corp.*	(34,199)	(543,422)
REX American Resources Corp.*	(2,778)	(202,238)
Select Energy Services, Inc., Class A*	(19,092)	(240,941)
SemGroup Corp., Class A	(176,383)	(3,774,596)
Solaris Oilfield Infrastructure, Inc., Class A*	(46,512)	(770,239)
Suncor Energy, Inc. (Canada)	(37,373)	(1,290,863)
Targa Resources Corp.	(81,299)	(3,577,156)
Unit Corp.*	(90,425)	(1,786,798)
US Silica Holdings, Inc.	(99,513)	(2,539,572)
Weatherford International PLC (Ireland)*	(683,937)	(1,566,216)
World Fuel Services Corp.	(14,651)	(359,682)

		(38,706,197)

Food & Staples Retailing — (1.3)%
Casey’s General Stores, Inc.	(31,279)	(3,433,496)
Chefs’ Warehouse, Inc. (The)*	(5,045)	(116,035)
PriceSmart, Inc.	(32,227)	(2,692,566)
Smart & Final Stores, Inc.*	(91,623)	(508,508)
SUPERVALU, Inc.*	(144,574)	(2,201,862)

The accompanying notes are an integral part of the financial statements.

31

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
United Natural Foods, Inc.*	(53,000)	$(2,275,820)

		(11,228,287)

Food, Beverage & Tobacco — (3.3)%
B&G Foods, Inc.	(115,651)	(2,740,929)
Blue Buffalo Pet Products, Inc.*	(111,133)	(4,424,205)
Bunge Ltd. (Bermuda)	(22,118)	(1,635,405)
Coca-Cola Bottling Co. Consolidated	(10,695)	(1,846,706)
Constellation Brands, Inc., Class A	(4,271)	(973,446)
Cott Corp. (Canada)	(70,901)	(1,043,663)
Darling Ingredients, Inc.*	(134,487)	(2,326,625)
Farmer Brothers Co.*	(4,880)	(147,376)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(25,904)	(1,171,897)
Freshpet, Inc.*	(16,936)	(278,597)
Hain Celestial Group, Inc. (The)*	(178,810)	(5,734,437)
J&J Snack Foods Corp.	(6,184)	(844,487)
Lamb Weston Holdings, Inc.	(14,793)	(861,248)
MGP Ingredients, Inc.	(32,923)	(2,949,572)
Post Holdings, Inc.*	(10,025)	(759,494)
Tootsie Roll Industries, Inc.	(13,419)	(395,182)
Universal Corp.	(10,264)	(497,804)
Vector Group Ltd.	(15,161)	(309,133)

		(28,940,206)

Health Care Equipment & Services — (7.9)%
Acadia Healthcare Co., Inc.*	(127,403)	(4,991,650)
Almost Family, Inc.*	(20,955)	(1,173,480)
Amedisys, Inc.*	(8,402)	(506,977)
AtriCure, Inc.*	(40,939)	(840,068)
Becton Dickinson and Co.	(14,629)	(3,170,104)
BioTelemetry, Inc.*	(76,481)	(2,374,735)
Cardinal Health, Inc.	(40,394)	(2,531,896)
Cardiovascular Systems, Inc.*	(29,809)	(653,711)
Chemed Corp.	(529)	(144,343)
Civitas Solutions, Inc.*	(1,218)	(18,757)
Cooper Cos., Inc. (The)	(13,991)	(3,201,281)
CryoLife, Inc.*	(13,845)	(277,592)
DaVita, Inc.*	(75,041)	(4,948,204)
DexCom, Inc.*	(29,084)	(2,156,869)
Diplomat Pharmacy, Inc.*	(100,120)	(2,017,418)
Encompass Health Corp.	(2,058)	(117,656)
Ensign Group, Inc. (The)	(44,076)	(1,159,199)
Evolent Health, Inc., Class A*	(148,780)	(2,120,115)
Glaukos Corp.*	(13,643)	(420,614)
HCA Healthcare, Inc.	(5,601)	(543,297)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Heska Corp.*	(597)	$(47,205)
Inovalon Holdings, Inc., Class A*	(19,019)	(201,601)
Insulet Corp.*	(13,654)	(1,183,529)
Integra LifeSciences Holdings Corp.*	(11,261)	(623,184)
Invacare Corp.	(18,540)	(322,596)
iRhythm Technologies, Inc.*	(33,260)	(2,093,717)
K2M Group Holdings, Inc.*	(88,906)	(1,684,769)
Kindred Healthcare, Inc.	(28,182)	(257,865)
LHC Group, Inc.*	(26,782)	(1,648,700)
McKesson Corp.	(32,962)	(4,643,357)
Medidata Solutions, Inc.*	(2,699)	(169,524)
Merit Medical Systems, Inc.*	(21,869)	(991,759)
Natus Medical, Inc.*	(14,731)	(495,698)
Neogen Corp.*	(7,701)	(515,890)
Nevro Corp.*	(39,193)	(3,396,857)
Novocure Ltd. (Jersey)*	(30,755)	(670,459)
NxStage Medical, Inc.*	(114,344)	(2,842,592)
Omnicell, Inc.*	(39,273)	(1,704,448)
OraSure Technologies, Inc.*	(43,309)	(731,489)
Penumbra, Inc.*	(8,633)	(998,406)
PetIQ, Inc.*	(959)	(25,509)
Providence Service Corp. (The)*	(6,015)	(415,877)
Quidel Corp.*	(67,486)	(3,496,450)
STAAR Surgical Co.*	(7,960)	(117,808)
Tactile Systems Technology, Inc.*	(20,799)	(661,408)
Teladoc, Inc.*	(58,993)	(2,377,418)
ViewRay, Inc.*	(39,547)	(254,287)
Vocera Communications, Inc.*	(5,642)	(132,136)
West Pharmaceutical Services, Inc.	(19,860)	(1,753,439)
Wright Medical Group NV (Netherlands)*	(116,662)	(2,314,574)

		(70,140,517)

Household & Personal Products — (0.9)%
Clorox Co. (The)	(31,608)	(4,207,341)
Coty, Inc., Class A	(111,947)	(2,048,630)
WD-40 Co.	(14,277)	(1,880,281)

		(8,136,252)

Materials — (5.0)%
A Schulman, Inc.	(825)	(35,475)
AdvanSix, Inc.*	(3,361)	(116,896)
Air Products & Chemicals, Inc.	(4,787)	(761,277)
Albemarle Corp.	(15,365)	(1,424,950)
AptarGroup, Inc.	(25,895)	(2,326,148)
Ashland Global Holdings, Inc.	(70,156)	(4,896,187)

The accompanying notes are an integral part of the financial statements.

32

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Balchem Corp.	(11,854)	$(969,064)
Bemis Co., Inc.	(24,668)	(1,073,551)
Cabot Corp.	(13,713)	(764,088)
Clearwater Paper Corp.*	(13,478)	(526,990)
Ferro Corp.*	(91,118)	(2,115,760)
HB Fuller Co.	(60,981)	(3,032,585)
Huntsman Corp.	(42,875)	(1,254,094)
Innophos Holdings, Inc.	(12,167)	(489,235)
KMG Chemicals, Inc.	(9,020)	(540,749)
Martin Marietta Materials, Inc.	(882)	(182,839)
Neenah, Inc.	(3,033)	(237,787)
NewMarket Corp.	(3,478)	(1,397,043)
Nutrien Ltd. (Canada)	(79,345)	(3,749,845)
PH Glatfelter Co.	(36,336)	(745,978)
Rayonier Advanced Materials, Inc.	(79,604)	(1,709,098)
RPM International, Inc.	(6,259)	(298,367)
Silgan Holdings, Inc.	(23,951)	(667,035)
Sonoco Products Co.	(11,178)	(542,133)
Tredegar Corp.	(281)	(5,044)
US Concrete, Inc.*	(63,974)	(3,864,030)
Valvoline, Inc.	(80,256)	(1,776,065)
Venator Materials PLC (United Kingdom)*	(151,589)	(2,742,245)
Vulcan Materials Co.	(20,903)	(2,386,496)
WestRock Co.	(57,932)	(3,717,496)

		(44,348,550)

Media — (2.8)%
Altice USA, Inc., Class A*	(93,060)	(1,719,749)
Cable One, Inc.	(2,410)	(1,655,935)
Charter Communications, Inc., Class A*	(10,496)	(3,266,565)
Cinemark Holdings, Inc.	(6,317)	(237,961)
Emerald Expositions Events, Inc.	(4,767)	(92,861)
Entercom Communications Corp., Class A	(144,034)	(1,389,928)
EW Scripps Co. (The), Class A	(77,459)	(928,733)
Gray Television, Inc.*	(17,766)	(225,628)
Lions Gate Entertainment Corp., Class B (Canada)	(6,032)	(145,251)
Live Nation Entertainment, Inc.*	(49,734)	(2,095,791)
Madison Square Garden Co. (The), Class A*	(15,152)	(3,724,362)
Meredith Corp.	(40,669)	(2,187,992)
New Media Investment Group, Inc.	(7,234)	(123,991)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
New York Times Co. (The), Class A	(79,888)	$(1,925,301)
Nexstar Media Group, Inc., Class A	(11,529)	(766,678)
Scholastic Corp.	(14,523)	(564,073)
Sinclair Broadcast Group, Inc., Class A	(69,546)	(2,176,790)
TEGNA, Inc.	(118,264)	(1,347,027)
tronc, Inc.*	(742)	(12,184)

		(24,586,800)

Pharmaceuticals, Biotechnology & Life Sciences — (2.4)%
Aclaris Therapeutics, Inc.*	(45,576)	(798,492)
Aerie Pharmaceuticals, Inc.*	(8,274)	(448,864)
Alder Biopharmaceuticals, Inc.*	(10,645)	(135,192)
Bio-Rad Laboratories, Inc., Class A*	(8,262)	(2,066,161)
Coherus Biosciences, Inc.*	(27,871)	(307,975)
Epizyme, Inc.*	(38,444)	(682,381)
Flexion Therapeutics, Inc.*	(27,129)	(607,961)
Heron Therapeutics, Inc.*	(23,161)	(639,244)
Illumina, Inc.*	(6,339)	(1,498,666)
Insmed, Inc.*	(12,110)	(272,717)
Intra-Cellular Therapies, Inc.*	(20,783)	(437,482)
La Jolla Pharmaceutical Co.*	(58,679)	(1,747,461)
MacroGenics, Inc.*	(21,670)	(545,217)
Medicines Co. (The)*	(16,122)	(531,059)
Momenta Pharmaceuticals, Inc.*	(19,714)	(357,809)
NeoGenomics, Inc.*	(93,291)	(761,255)
PerkinElmer, Inc.	(8,837)	(669,138)
Portola Pharmaceuticals, Inc.*	(6,612)	(215,948)
QIAGEN NV (Netherlands)*	(71,308)	(2,303,961)
Radius Health, Inc.*	(11,808)	(424,380)
Reata Pharmaceuticals, Inc., Class A*	(14,365)	(294,626)
Revance Therapeutics, Inc.*	(28,974)	(892,399)
Rigel Pharmaceuticals, Inc.*	(11,595)	(41,046)
Spark Therapeutics, Inc.*	(3,167)	(210,891)
Syneos Health, Inc.*	(70,466)	(2,501,543)
TG Therapeutics, Inc.*	(14,030)	(199,226)
TherapeuticsMD, Inc.*	(143,482)	(698,757)
Theravance Biopharma, Inc. (Cayman Islands)*	(24,516)	(594,513)
Zogenix, Inc.*	(7,120)	(285,156)

		(21,169,520)

Retailing — (4.9)%
Aaron’s, Inc.	(19,784)	(921,934)
At Home Group, Inc.*	(27,175)	(870,687)

The accompanying notes are an integral part of the financial statements.

33

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Burlington Stores, Inc.*	(16,932)	$(2,254,496)
Caleres, Inc.	(30,056)	(1,009,882)
Camping World Holdings, Inc., Class A	(55,311)	(1,783,780)
Children’s Place, Inc. (The)	(1,672)	(226,138)
Core-Mark Holding Co., Inc.	(42,007)	(893,069)
Duluth Holdings, Inc., Class B*	(27,693)	(518,690)
Express, Inc.*	(356,050)	(2,549,318)
Finish Line, Inc. (The), Class A	(28,934)	(391,766)
Five Below, Inc.*	(11,558)	(847,664)
Floor & Decor Holdings, Inc., Class A*	(72,902)	(3,799,652)
Genesco, Inc.*	(17,452)	(708,551)
Genuine Parts Co.	(9,383)	(842,969)
Group 1 Automotive, Inc.	(16,945)	(1,107,186)
Guess?, Inc.	(245,057)	(5,082,482)
Lands’ End, Inc.*	(16,246)	(379,344)
Lithia Motors, Inc., Class A	(19,162)	(1,926,164)
Lowe’s Cos., Inc.	(12,289)	(1,078,360)
Monro, Inc.	(617)	(33,071)
National Vision Holdings, Inc.*	(7,314)	(236,315)
Nordstrom, Inc.	(53,203)	(2,575,557)
Ollie’s Bargain Outlet Holdings, Inc.*	(42,603)	(2,568,961)
Overstock.com, Inc.*	(68,294)	(2,475,658)
Party City Holdco, Inc.*	(95,644)	(1,492,046)
Qurate Retail Group, Inc., Class A*	(59,272)	(1,491,876)
Sonic Automotive, Inc., Class A	(31,059)	(588,568)
TripAdvisor, Inc.*	(40,060)	(1,638,053)
Wayfair, Inc., Class A*	(40,249)	(2,718,015)

		(43,010,252)

Semiconductors & Semiconductor Equipment — (3.3)%
Ambarella, Inc. (Cayman Islands)*	(67,379)	(3,300,897)
Amkor Technology, Inc.*	(9,511)	(96,346)
Aquantia Corp.*	(6,004)	(94,263)
Brooks Automation, Inc.	(60,878)	(1,648,576)
Cavium, Inc.*	(43,709)	(3,469,620)
CEVA, Inc.*	(3,850)	(139,370)
Cree, Inc.*	(75,690)	(3,051,064)
FormFactor, Inc.*	(60,324)	(823,423)
Ichor Holdings Ltd. (Cayman Islands)*	(52,244)	(1,264,827)
Inphi Corp.*	(109,641)	(3,300,194)
Lattice Semiconductor Corp.*	(88,940)	(495,396)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
MACOM Technology Solutions Holdings, Inc.*	(60,828)	$(1,009,745)
MaxLinear, Inc.*	(73,998)	(1,683,454)
Microsemi Corp.*	(32,682)	(2,115,179)
Monolithic Power Systems, Inc.	(4,376)	(506,610)
Nanometrics, Inc.*	(20,637)	(555,135)
Photronics, Inc.*	(58,061)	(479,003)
Rudolph Technologies, Inc.*	(7,440)	(206,088)
Semtech Corp.*	(24,855)	(970,588)
Synaptics, Inc.*	(75,003)	(3,429,887)
Veeco Instruments, Inc.*	(21,442)	(364,514)

		(29,004,179)

Software & Services — (8.4)%
8x8, Inc.*	(147,359)	(2,748,245)
Acxiom Corp.*	(93,359)	(2,120,183)
Altair Engineering, Inc., Class A*	(2,508)	(78,651)
Autodesk, Inc.*	(3,179)	(399,219)
Benefitfocus, Inc.*	(15,627)	(381,299)
Black Knight, Inc.*	(41,501)	(1,954,697)
BlackBerry Ltd. (Canada)*	(92,502)	(1,063,773)
Blackhawk Network Holdings, Inc.*	(22,140)	(989,658)
Blackline, Inc.*	(34,545)	(1,354,509)
Box, Inc., Class A*	(127,011)	(2,610,076)
Callidus Software, Inc.*	(54,442)	(1,957,190)
Carbonite, Inc.*	(17,002)	(489,658)
Cloudera, Inc.*	(227,410)	(4,907,508)
Cornerstone OnDemand, Inc.*	(13,081)	(511,598)
Coupa Software, Inc.*	(11,202)	(511,035)
CSRA, Inc.	(14,547)	(599,773)
Electronic Arts, Inc.*	(20,319)	(2,463,476)
Ellie Mae, Inc.*	(24,922)	(2,291,329)
Everbridge, Inc.*	(21,906)	(801,760)
FireEye, Inc.*	(217,581)	(3,683,646)
First Data Corp., Class A*	(249,466)	(3,991,456)
ForeScout Technologies, Inc.*	(5,783)	(187,601)
Global Payments, Inc.	(4,569)	(509,535)
Gogo, Inc.*	(244,660)	(2,111,416)
Guidewire Software, Inc.*	(7,161)	(578,824)
Hortonworks, Inc.*	(54,978)	(1,119,902)
Imperva, Inc.*	(9,129)	(395,286)
Instructure, Inc.*	(28,828)	(1,215,100)
MuleSoft, Inc., Class A*	(47,551)	(2,091,293)
Okta, Inc.*	(27,923)	(1,112,732)
Pandora Media, Inc.*	(535,627)	(2,694,204)

The accompanying notes are an integral part of the financial statements.

34

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Paylocity Holding Corp.*	(4,515)	$(231,303)
PayPal Holdings, Inc.*	(3,864)	(293,162)
Presidio, Inc.*	(9,667)	(151,192)
PROS Holdings, Inc.*	(51,152)	(1,688,528)
Q2 Holdings, Inc.*	(2,163)	(98,525)
QAD, Inc., Class A	(161)	(6,706)
Rapid7, Inc.*	(30,327)	(775,461)
Science Applications International Corp.	(39,884)	(3,142,859)
SecureWorks Corp., Class A*	(15,632)	(126,307)
Shutterstock, Inc.*	(622)	(29,949)
Snap, Inc., Class A*	(336,526)	(5,340,668)
Square, Inc., Class A*	(8,674)	(426,761)
Tableau Software, Inc., Class A*	(10,499)	(848,529)
Teradata Corp.*	(53,593)	(2,126,034)
Travelport Worldwide Ltd. (Bermuda)	(6,038)	(98,661)
TrueCar, Inc.*	(220,165)	(2,082,761)
TTEC Holdings, Inc.	(4,386)	(134,650)
Twilio, Inc., Class A*	(43,436)	(1,658,386)
Virtusa Corp.*	(13,298)	(644,421)
WEX, Inc.*	(3,105)	(486,305)
Workday, Inc., Class A*	(6,838)	(869,178)
Workiva, Inc.*	(29,825)	(706,852)
Worldpay, Inc., Class A*	(14,108)	(1,160,242)
Yext, Inc.*	(5,701)	(72,118)
Zendesk, Inc.*	(58,910)	(2,820,022)

		(73,944,212)

Technology Hardware & Equipment — (4.2)%
ADTRAN, Inc.	(51,699)	(803,919)
ARRIS International PLC (United Kingdom)*	(117,385)	(3,118,919)
Celestica, Inc. (Canada)*	(34,583)	(357,934)
Comtech Telecommunications Corp.	(111)	(3,318)
Corning, Inc.	(13,605)	(379,307)
Cray, Inc.*	(37,111)	(768,198)
Electronics For Imaging, Inc.*	(59,417)	(1,623,867)
FARO Technologies, Inc.*	(2,723)	(159,023)
Finisar Corp.*	(283,421)	(4,480,886)
Fitbit, Inc., Class A*	(819,887)	(4,181,424)
II-VI, Inc.*	(79,612)	(3,256,131)
Infinera Corp.*	(336,473)	(3,654,097)
Insight Enterprises, Inc.*	(25,381)	(886,558)
Itron, Inc.*	(5,797)	(414,775)
Knowles Corp.*	(14,847)	(186,924)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Methode Electronics, Inc.	(28,657)	$(1,120,489)
MTS Systems Corp.	(227)	(11,725)
Oclaro, Inc.*	(50,940)	(486,986)
Sanmina Corp.*	(115,594)	(3,022,783)
ScanSource, Inc.*	(6,694)	(237,972)
Sierra Wireless, Inc. (Canada)*	(42,472)	(700,788)
Stratasys Ltd. (Israel)*	(52,097)	(1,051,317)
Trimble, Inc.*	(19,268)	(691,336)
ViaSat, Inc.*	(58,199)	(3,824,838)
Viavi Solutions, Inc.*	(190,435)	(1,851,028)

		(37,274,542)

Telecommunication Services — (1.1)%
ATN International, Inc.	(8,166)	(486,857)
Boingo Wireless, Inc.*	(27,674)	(685,485)
CenturyLink, Inc.	(139,094)	(2,285,314)
Cincinnati Bell, Inc.*	(75,003)	(1,038,792)
Consolidated Communications Holdings, Inc.	(141,070)	(1,546,127)
Iridium Communications, Inc.*	(178,213)	(2,004,896)
ORBCOMM, Inc.*	(60,325)	(565,245)
Shenandoah Telecommunications Co.	(24,633)	(886,788)
Sprint Corp.*	(59,252)	(289,150)
TELUS Corp. (Canada)	(3,408)	(119,825)
United States Cellular Corp.*	(2,954)	(118,721)

		(10,027,200)

Transportation — (3.3)%
Air Transport Services Group, Inc.*	(42,894)	(1,000,288)
Allegiant Travel Co.	(22,109)	(3,814,908)
American Airlines Group, Inc.	(17,937)	(932,007)
ArcBest Corp.	(13,279)	(425,592)
Atlas Air Worldwide Holdings, Inc.*	(51,378)	(3,105,800)
CSX Corp.	(56,861)	(3,167,726)
FedEx Corp.	(1,127)	(270,604)
Genesee & Wyoming, Inc., Class A*	(31,739)	(2,246,804)
Heartland Express, Inc.	(21,521)	(387,163)
Hub Group, Inc., Class A*	(59,312)	(2,482,207)
JetBlue Airways Corp.*	(162,291)	(3,297,753)
Knight-Swift Transportation Holdings, Inc.	(90,301)	(4,154,749)
Matson, Inc.	(67)	(1,919)
Spirit Airlines, Inc.*	(63,000)	(2,380,140)
Student Transportation, Inc. (Canada)	(12,757)	(95,550)

The accompanying notes are an integral part of the financial statements.

35

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

Number of Shares		Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Continental Holdings, Inc.*	(17,248)	$(1,198,219)

		(28,961,429)

TOTAL COMMON STOCK (Proceeds $677,311,458)		(653,521,938)

TOTAL SECURITES SOLD SHORT - (74.0)%		(653,521,938)

(Proceeds $677,311,458)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		5,822,301

NET ASSETS - 100.0%		$883,451,051

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

36

GOTHAM NEUTRAL FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 123.8%
COMMON STOCKS — 123.8%
Automobiles & Components — 3.0%
Aptiv PLC (Jersey)†(a)	40,665	$3,455,305
BorgWarner, Inc.†(a)	9,282	466,235
Cooper Tire & Rubber Co.(b)	1,900	55,670
Fiat Chrysler Automobiles NV (Netherlands)†	166,825	3,423,249
General Motors Co.†(a)	77,869	2,829,759
Gentex Corp.†	27,626	635,951
Goodyear Tire & Rubber Co. (The)†(b)	9,738	258,836
Lear Corp.†	7,469	1,389,906
Modine Manufacturing Co.†*	2,864	60,574
Standard Motor Products, Inc.†(a)(b)	5,421	257,877
Tenneco, Inc.(a)(b)	6,760	370,921
Tower International, Inc.	373	10,351
Winnebago Industries, Inc.†(b)	14,494	544,974

		13,759,608

Capital Goods — 19.6%
3M Co.†	3,049	669,316
Acuity Brands, Inc.(b)	5,596	778,907
Aegion Corp.(b)*	1,049	24,033
AGCO Corp.†(b)	14,586	945,902
Allegion PLC (Ireland)†(b)	4,757	405,725
Allison Transmission Holdings, Inc.†	64,632	2,524,526
AMETEK, Inc.†	22,425	1,703,627
AO Smith Corp.	223	14,181
Arconic, Inc.†(a)(b)	60,029	1,383,068
Argan, Inc.†(b)	24,502	1,052,361
Atkore International Group, Inc.*	1,522	30,212
Beacon Roofing Supply, Inc.†*	5,808	308,231
Boeing Co. (The)†	8,038	2,635,499
Builders FirstSource, Inc.†(a)(b)*	53,732	1,066,043
BWX Technologies, Inc.†	11,336	720,176
Caterpillar, Inc.†	7,227	1,065,115
Continental Building Products, Inc.†*	1,273	36,344
Crane Co.†	20,866	1,935,113
Cummins, Inc.†(a)	23,532	3,814,302
Curtiss-Wright Corp.†(a)(b)	13,334	1,801,023
Deere & Co.†(a)	4,960	770,387
Dover Corp.†(a)	25,799	2,533,978
Eaton Corp. PLC (Ireland)†	8,236	658,139
EMCOR Group, Inc.†	22,032	1,716,954
Emerson Electric Co.†	23,629	1,613,861
Encore Wire Corp.(b)	475	26,932

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Engility Holdings, Inc.(b)*	3,651	$89,084
Flowserve Corp.†(b)	10,139	439,323
Fluor Corp.(b)	2,543	145,510
Fortune Brands Home & Security, Inc.†(a)(b)	32,327	1,903,737
Generac Holdings, Inc.†(a)(b)*	41,295	1,895,853
General Dynamics Corp.†	13,791	3,046,432
General Electric Co.†(a)	65,674	885,286
Gibraltar Industries, Inc.†*	21,222	718,365
Granite Construction, Inc.(b)	2,575	143,840
Harris Corp.†	21,942	3,538,806
Harsco Corp.†*	31,898	658,694
HD Supply Holdings, Inc.†*	19,589	743,207
Hillenbrand, Inc.†	31,273	1,435,431
Honeywell International, Inc.†	24,061	3,477,055
Hubbell, Inc.†(a)(b)	12,803	1,559,149
Huntington Ingalls Industries, Inc.†	3,153	812,717
Illinois Tool Works, Inc.†(b)	7,187	1,125,915
Ingersoll-Rand PLC (Ireland)†	14,153	1,210,223
Johnson Controls International PLC (Ireland)†	21,427	755,087
L3 Technologies, Inc.†(b)	4,500	936,000
Masco Corp.†(a)(b)	62,070	2,510,111
MSC Industrial Direct Co., Inc., Class A†	2,903	266,234
Navistar International Corp.†*	14,099	493,042
NCI Building Systems, Inc.†(a)*	7,806	138,166
NN, Inc.(b)	1,824	43,776
Northrop Grumman Corp.†	795	277,550
Orbital ATK, Inc.†	2,895	383,906
Owens Corning†(a)(b)	31,406	2,525,042
Pentair PLC (Ireland)†	19,660	1,339,436
Ply Gem Holdings, Inc.*	2,117	45,727
Primoris Services Corp.†(a)	13,240	330,735
Raytheon Co.†(a)	20,703	4,468,121
Rockwell Automation, Inc.†	2,980	519,116
Rockwell Collins, Inc.†	2,229	300,581
Snap-on, Inc.†(b)	12,085	1,783,021
Spartan Motors, Inc.(b)	2,774	47,713
Spirit AeroSystems Holdings, Inc., Class A†	4,013	335,888
SPX FLOW, Inc.†(a)*	22,884	1,125,664
Stanley Black & Decker, Inc.†(a)	24,489	3,751,715
Teledyne Technologies, Inc.†(a)*	6,645	1,243,745
Terex Corp.†(b)	18,131	678,281

The accompanying notes are an integral part of the financial statements.

37

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Textron, Inc.†(b)	9,825	$579,380
TransDigm Group, Inc.†(b)	3,481	1,068,458
Trex Co., Inc.†*	2,654	288,676
TriMas Corp.†(a)*	7,051	185,089
United Technologies Corp.†	10,119	1,273,173
Univar, Inc.*	1,437	39,877
Universal Forest Products, Inc.†(a)(b)	22,101	717,177
Watsco, Inc.†(a)(b)	9,549	1,728,083
Watts Water Technologies, Inc., Class A(a)(b)	3,966	308,158
Welbilt, Inc.†(b)*	9,000	175,050
WESCO International, Inc.†(a)(b)*	6,391	396,562
WW Grainger, Inc.†(b)	7,933	2,239,248
Xylem, Inc.†(a)(b)	27,622	2,124,684

		89,484,854

Commercial & Professional Services — 2.5%
ACCO Brands Corp.(b)	9,644	121,032
Cimpress NV (Netherlands)†*	726	112,312
Cintas Corp.†	14,821	2,528,166
Deluxe Corp.†	3,845	284,568
Dun & Bradstreet Corp. (The)†	680	79,560
FTI Consulting, Inc.†(a)(b)*	15,603	755,341
ICF International, Inc.†	3,150	184,118
Interface, Inc.(a)(b)	9,507	239,576
Kelly Services, Inc., Class A†	1,082	31,421
Kforce, Inc.	240	6,492
Knoll, Inc.	788	15,910
Korn/Ferry International†(b)	8,598	443,571
ManpowerGroup, Inc.†	6,233	717,418
Navigant Consulting, Inc.†(a)*	13,356	256,969
Nielsen Holdings PLC (United Kingdom)†	24,001	762,992
Quad/Graphics, Inc.†(b)	16,041	406,639
Republic Services, Inc.†	12,491	827,279
Robert Half International, Inc.†	11,076	641,190
SP Plus Corp.†*	14,407	512,889
Steelcase, Inc., Class A†	10,037	136,503
Stericycle, Inc.†(b)*	17,547	1,027,026
Tetra Tech, Inc.†	3,501	171,374
TriNet Group, Inc.(a)*	12,817	593,683
Waste Management, Inc.†	5,060	425,647

		11,281,676

Consumer Durables & Apparel — 4.3%
Acushnet Holdings Corp.(b)	6,781	156,573

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Callaway Golf Co.†	18,716	$306,194
Carter’s, Inc.†	17,149	1,785,211
Cavco Industries, Inc.†*	1,765	306,669
Crocs, Inc.(a)*	62,095	1,009,044
Deckers Outdoor Corp.†(b)*	17,327	1,559,950
DR Horton, Inc.†(a)(b)	10,604	464,879
Ethan Allen Interiors, Inc.†(b)	12,987	298,052
Fossil Group, Inc.(b)*	7,445	94,552
Garmin Ltd. (Switzerland)†	28,159	1,659,410
Gildan Activewear, Inc. (Canada)†	24,472	706,996
Hanesbrands, Inc.(b)	48,843	899,688
Hasbro, Inc.†(b)	4,545	383,144
La-Z-Boy, Inc.†(b)	5,750	172,212
Leggett & Platt, Inc.(b)	4,412	195,716
Mattel, Inc.(b)	17,694	232,676
Michael Kors Holdings Ltd. (British Virgin Islands)†*	18,429	1,144,072
Newell Brands, Inc.†(b)	17,754	452,372
PulteGroup, Inc.†	4,874	143,734
Ralph Lauren Corp.†(b)	19,985	2,234,323
Steven Madden Ltd.(b)	2,201	96,624
TopBuild Corp.†(b)*	14,930	1,142,444
Tupperware Brands Corp.†(a)(b)	27,616	1,336,062
Under Armour, Inc., Class C(b)*	10,762	154,435
VF Corp.†(a)(b)	16,308	1,208,749
Vista Outdoor, Inc.†(a)(b)*	42,110	687,235
Whirlpool Corp.†(b)	4,781	732,019
Wolverine World Wide, Inc.(b)	3,225	93,202

		19,656,237

Consumer Services — 5.5%
Adtalem Global Education, Inc.†*	11,967	569,031
BJ’s Restaurants, Inc.	3,682	165,322
Boyd Gaming Corp.†(a)(b)	88,388	2,816,042
Brinker International, Inc.(b)	30,925	1,116,392
Capella Education Co.†	687	60,009
Carnival Corp. (Panama)†	844	55,350
Choice Hotels International, Inc.†(b)	2,227	178,494
Churchill Downs, Inc.(b)	1,267	309,211
Cracker Barrel Old Country Store, Inc.(b)	2,606	414,875
Darden Restaurants, Inc.	2,724	232,221
Dine Brands Global, Inc.†	22,797	1,495,027
Dunkin’ Brands Group, Inc.†(b)	21,850	1,304,226
Eldorado Resorts, Inc.†*	1,114	36,762

The accompanying notes are an integral part of the financial statements.

38

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Graham Holdings Co., Class B†(b)	1,262	$760,040
Hilton Worldwide Holdings, Inc.†	11,701	921,571
Hyatt Hotels Corp., Class A†	26,855	2,047,962
Jack in the Box, Inc.†(b)	10,796	921,223
Las Vegas Sands Corp.†	4,751	341,597
Marriott International, Inc., Class A†(a)(b)	15,985	2,173,640
McDonald’s Corp.†	8,971	1,402,885
Regis Corp.(b)*	2,683	40,594
Restaurant Brands International, Inc. (Canada)†	8,090	460,483
Royal Caribbean Cruises Ltd. (Liberia)†	5,985	704,674
Six Flags Entertainment Corp.(b)	4,212	262,239
Sonic Corp.†	44,126	1,113,299
Stars Group, Inc. (The) (Canada)†(b)*	14,543	400,660
Vail Resorts, Inc.†(b)	2,020	447,834
Wyndham Worldwide Corp.†	11,336	1,297,178
Yum! Brands, Inc.†(b)	35,319	3,006,706

		25,055,547

Energy — 6.0%
Andeavor	206	20,715
Cameco Corp. (Canada)†(b)	33,371	303,342
Cenovus Energy, Inc. (Canada)†	25,824	220,537
CVR Energy, Inc.†(b)	52,623	1,590,267
Diamond Offshore Drilling, Inc.(b)*	41,916	614,489
Dril-Quip, Inc.†(b)*	27,218	1,219,366
Enbridge, Inc. (Canada)†	74,543	2,345,868
Exterran Corp.†*	18,080	482,736
Fairmount Santrol Holdings, Inc.(b)*	27,062	115,014
Frank’s International NV (Netherlands)†(b)	26,142	141,951
Halliburton Co.†(a)	17,705	831,073
Imperial Oil Ltd. (Canada)†	11,823	313,310
Mammoth Energy Services, Inc.*	2	64
Marathon Petroleum Corp.†(a)	42,860	3,133,495
National Oilwell Varco, Inc.†(b)	42,980	1,582,094
Noble Corp. PLC (United Kingdom)*	1,287	4,775
ONEOK, Inc.†	16,749	953,353
Phillips 66†(b)	15,822	1,517,646
Rowan Cos. PLC, Class A (United Kingdom)†(b)*	98,297	1,134,347
RPC, Inc.(b)	17,520	315,886
Schlumberger Ltd. (Curacao)†(a)	30,434	1,971,515
SEACOR Holdings, Inc.(b)*	416	21,258

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Ship Finance International Ltd. (Bermuda)†	74,899	$1,071,056
Superior Energy Services, Inc.†(a)(b)*	82,216	693,081
TechnipFMC PLC (United Kingdom)†(a)	104,974	3,091,484
Transocean Ltd. (Switzerland)†(b)*	120,706	1,194,989
Valero Energy Corp.†	26,441	2,452,932

		27,336,643

Food & Staples Retailing — 2.7%
CVS Health Corp.†	19,648	1,222,302
Ingles Markets, Inc., Class A†	1,789	60,558
Kroger Co. (The)†(b)	120,277	2,879,431
Rite Aid Corp.†(b)*	119,694	201,086
Sysco Corp.†(a)(b)	42,374	2,540,745
US Foods Holding Corp.†(a)*	55,996	1,834,989
Walgreens Boots Alliance, Inc.†	7,950	520,486
Walmart, Inc.†	35,060	3,119,288
Weis Markets, Inc.(b)	3,662	150,069

		12,528,954

Food, Beverage & Tobacco — 5.9%
Altria Group, Inc.†	27,196	1,694,855
Brown-Forman Corp., Class B(b)	22,206	1,208,006
Campbell Soup Co.(b)	22,944	993,705
Coca-Cola Co. (The)†	22,319	969,314
Conagra Brands, Inc.†(b)	24,079	888,034
Dr Pepper Snapple Group, Inc.†	7,437	880,392
Flowers Foods, Inc.†	13,454	294,104
General Mills, Inc.†(b)	47,862	2,156,662
Hershey Co. (The)†	19,231	1,903,100
Hormel Foods Corp.(b)	6,894	236,602
Hostess Brands, Inc.(b)*	10,387	153,624
Ingredion, Inc.†	18,983	2,447,288
JM Smucker Co. (The)†(b)	5,717	708,965
John B Sanfilippo & Son, Inc.(b)	1,532	88,657
Kraft Heinz Co. (The)†(a)	20,028	1,247,544
McCormick & Co., Inc., non-voting shares†(b)	17,154	1,825,014
Molson Coors Brewing Co., Class B†(a)	6,444	485,427
PepsiCo, Inc.†(a)	28,704	3,133,042
Philip Morris International, Inc.†	8,551	849,969
TreeHouse Foods, Inc.(b)*	13,189	504,743
Tyson Foods, Inc., Class A†(a)(b)	55,178	4,038,478

		26,707,525

The accompanying notes are an integral part of the financial statements.

39

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 10.6%
Abbott Laboratories†	57,779	$3,462,118
Addus HomeCare Corp.*	12	584
AmerisourceBergen Corp.†	7,823	674,421
AMN Healthcare Services, Inc.†(a)(b)*	19,487	1,105,887
Analogic Corp.†(a)	6,908	662,477
AngioDynamics, Inc.(a)*	2,820	48,645
Anika Therapeutics, Inc.†(a)(b)*	8,122	403,826
athenahealth, Inc.†*	1,706	244,009
Baxter International, Inc.†(a)	31,420	2,043,557
Brookdale Senior Living, Inc.†(a)(b)*	133,670	896,926
CONMED Corp.†	8,951	566,867
Cotiviti Holdings, Inc.†(a)(b)*	59,447	2,047,355
Danaher Corp.†(b)	16,922	1,656,833
DENTSPLY SIRONA, Inc.†	10,926	549,687
Envision Healthcare Corp.(a)(b)*	37,954	1,458,572
Express Scripts Holding Co.†(a)(b)*	50,465	3,486,122
Globus Medical, Inc., Class A†(a)*	63,641	3,170,595
Haemonetics Corp.†(a)*	20,205	1,478,198
Halyard Health, Inc.†(b)*	10,784	496,927
Hill-Rom Holdings, Inc.†	12,418	1,080,366
HMS Holdings Corp.(b)*	4,598	77,430
ICU Medical, Inc.†(a)(b)*	11,539	2,912,444
Integer Holdings Corp.†(a)*	20,615	1,165,778
Invacare Corp.	259	4,507
Kindred Healthcare, Inc.†	5,717	52,311
Laboratory Corp. of America Holdings†(a)(b)*	20,850	3,372,488
Lantheus Holdings, Inc.(b)*	4,784	76,066
LifePoint Health, Inc.†(a)(b)*	26,726	1,256,122
Masimo Corp.(b)*	1,590	139,840
MEDNAX, Inc.†(b)*	27,096	1,507,350
Medtronic PLC (Ireland)†(a)	41,683	3,343,810
Meridian Bioscience, Inc.†	16,328	231,858
Owens & Minor, Inc.†(b)	81,552	1,268,134
Quality Systems, Inc.†(a)(b)*	31,372	428,228
Quest Diagnostics, Inc.†	8,629	865,489
STERIS PLC (United Kingdom)†	3,986	372,133
Stryker Corp.†	2,060	331,495
Tabula Rasa HealthCare, Inc.(b)*	2,157	83,692
Tenet Healthcare Corp.†(b)*	41,515	1,006,739
Tivity Health, Inc.†*	9,952	394,597
Universal Health Services, Inc., Class B†	5,964	706,197
Varex Imaging Corp.†(b)*	6,008	214,966

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Varian Medical Systems, Inc.†(a)*	22,683	$2,782,070

		48,127,716

Household & Personal Products — 2.1%
Avon Products, Inc.†(b)*	306,903	871,605
Church & Dwight Co., Inc.†(b)	8,327	419,348
Colgate-Palmolive Co.†	9,691	694,651
Edgewell Personal Care Co.†*	7,855	383,481
Energizer Holdings, Inc.†(b)	11,512	685,885
Estee Lauder Cos., Inc. (The), Class A†	8,833	1,322,477
Kimberly-Clark Corp.†(b)	11,397	1,255,152
Procter & Gamble Co. (The)†(a)	45,897	3,638,714
Spectrum Brands Holdings, Inc.†	1,269	131,595

		9,402,908

Materials — 6.1%
Avery Dennison Corp.†	18,428	1,957,975
CF Industries Holdings, Inc.†	9,137	344,739
Chemours Co. (The)†	4,454	216,954
Domtar Corp.†	56,137	2,388,068
Eagle Materials, Inc.†(a)	10,285	1,059,869
Eastman Chemical Co.†(b)	6,997	738,743
FutureFuel Corp.	4,559	54,662
GCP Applied Technologies, Inc.(b)*	2,224	64,607
Greif, Inc., Class A†	1,406	73,464
Ingevity Corp.†*	2,245	165,434
International Flavors & Fragrances, Inc.(b)	1,021	139,785
International Paper Co.†	27,144	1,450,304
KapStone Paper and Packaging Corp.†	13,682	469,429
Kraton Corp.†(a)(b)*	13,081	624,095
Kronos Worldwide, Inc.	397	8,972
Louisiana-Pacific Corp.†	18,471	531,411
LyondellBasell Industries NV, Class A (Netherlands)†	23,687	2,503,242
Methanex Corp. (Canada)†	30,545	1,852,554
Minerals Technologies, Inc.†	992	66,414
Monsanto Co.†(a)	21,605	2,521,087
Norbord, Inc. (Canada)(a)	2,647	96,166
Packaging Corp. of America†	2,068	233,064
PolyOne Corp.†	23,176	985,444
PPG Industries, Inc.	1,683	187,823
Praxair, Inc.†	5,474	789,898
Quaker Chemical Corp.	3	444

The accompanying notes are an integral part of the financial statements.

40

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Stepan Co.†(a)(b)	3,512	$292,128
Summit Materials, Inc., Class A†(b)*	26,589	805,115
Tronox Ltd., Class A (Australia)†(a)	57,249	1,055,672
Verso Corp., Class A(a)*	13,496	227,273
Westlake Chemical Corp.†(b)	52,056	5,786,024

		27,690,859

Media — 4.3%
AMC Entertainment Holdings, Inc., Class A	12,143	170,609
CBS Corp., Class B, non-voting shares†	48,051	2,469,341
Discovery, Inc., Class A(b)*	121,000	2,593,030
DISH Network Corp., Class A†(b)*	9,989	378,483
Entravision Communications Corp., Class A(a)	24,057	113,068
Gannett Co., Inc.(a)(b)	75,584	754,328
Interpublic Group of Cos., Inc. (The)†(b)	63,675	1,466,435
Loral Space & Communications, Inc.(b)*	541	22,533
MSG Networks, Inc., Class A†*	45,333	1,024,526
News Corp., Class A†(a)(b)	98,821	1,561,372
Omnicom Group, Inc.†	13,838	1,005,607
Shaw Communications, Inc., Class B (Canada)†(b)	24,650	474,759
Time Warner, Inc.†	30,688	2,902,471
Twenty-First Century Fox, Inc., Class A†	65,567	2,405,653
Viacom, Inc., Class B†	26,132	811,660
Walt Disney Co. (The)†	8,678	871,618
WideOpenWest, Inc.*	341	2,438
World Wrestling Entertainment, Inc., Class A†(a)(b)	17,531	631,291

		19,659,222

Pharmaceuticals, Biotechnology & Life Sciences — 7.4%
AbbVie, Inc.†	17,141	1,622,396
Acorda Therapeutics, Inc.(a)*	9,381	221,861
Agilent Technologies, Inc.†	1,981	132,529
Allergan PLC (Ireland)(a)	605	101,815
Amgen, Inc.†	9,250	1,576,940
Biogen, Inc.†*	5,240	1,434,817
Cambrex Corp.†(b)*	9,497	496,693
Celgene Corp.†*	17,220	1,536,196
Charles River Laboratories International, Inc.†*	805	85,926

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
ChemoCentryx, Inc.(b)*	277	$3,767
CytomX Therapeutics, Inc.*	1,226	34,880
Eagle Pharmaceuticals, Inc.†*	12,049	634,862
Eli Lilly & Co.†	10,672	825,693
Emergent BioSolutions, Inc.†*	9,079	478,009
Enanta Pharmaceuticals, Inc.†(b)*	3,342	270,401
Endo International PLC (Ireland)†*	9,488	56,359
Exact Sciences Corp.†*	39,218	1,581,662
Exelixis, Inc.†*	47,071	1,042,623
Gilead Sciences, Inc.†(a)(b)	20,165	1,520,239
Halozyme Therapeutics, Inc.(b)*	11,262	220,623
Immunomedics, Inc.†*	5,521	80,662
Innoviva, Inc.†(b)*	91,812	1,530,506
Ionis Pharmaceuticals, Inc.†*	17,489	770,915
Johnson & Johnson†(a)	17,364	2,225,197
Ligand Pharmaceuticals, Inc.†*	8,424	1,391,308
Merck & Co., Inc.†(a)	32,191	1,753,444
Myriad Genetics, Inc.(a)*	18,425	544,459
Pfizer, Inc.†	62,249	2,209,217
Phibro Animal Health Corp., Class A†	6,492	257,732
PRA Health Sciences, Inc.†(a)(b)*	12,924	1,072,175
Prestige Brands Holdings, Inc.†(a)(b)*	26,256	885,352
Regeneron Pharmaceuticals, Inc.†*	1,503	517,573
Repligen Corp.†*	8,179	295,916
Supernus Pharmaceuticals, Inc.(a)(b)*	9,664	442,611
United Therapeutics Corp.†*	746	83,821
Vanda Pharmaceuticals, Inc.†*	2,605	43,894
Vertex Pharmaceuticals, Inc.†*	8,862	1,444,329
Waters Corp.†*	13,169	2,616,022
Zoetis, Inc.†(a)	22,420	1,872,294

		33,915,718

Retailing — 7.7%
1-800-Flowers.com, Inc., Class A(b)*	348	4,106
Abercrombie & Fitch Co., Class A†(a)(b)	74,158	1,795,365
Advance Auto Parts, Inc.†(b)	24,966	2,959,719
Amazon.com, Inc.†*	1,303	1,885,884
American Eagle Outfitters, Inc.(b)	7,179	143,077
Asbury Automotive Group, Inc.†(b)*	11,108	749,790
AutoNation, Inc.(b)*	5,346	250,086
AutoZone, Inc.†*	4,629	3,002,786
Bed Bath & Beyond, Inc.†(a)(b)	22,404	470,260
Booking Holdings, Inc.†*	352	732,297

The accompanying notes are an integral part of the financial statements.

41

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Buckle, Inc. (The)(b)	8,508	$188,452
Dollar Tree, Inc.†(b)*	1,604	152,220
DSW, Inc., Class A†(b)	20,282	455,534
Foot Locker, Inc.†	5,516	251,199
GameStop Corp., Class A(b)	24,754	312,395
Gap, Inc. (The)(b)	11,907	371,498
Home Depot, Inc. (The)†(a)	8,773	1,563,700
Kohl’s Corp.†(b)	20,067	1,314,589
L Brands, Inc.†(b)	8,424	321,881
Lumber Liquidators Holdings, Inc.†(b)*	29,041	694,661
Macy’s, Inc.†(b)	30,978	921,286
Michaels Cos., Inc. (The)(b)*	3,847	75,824
Murphy USA, Inc.†(b)*	11,824	860,787
Nutrisystem, Inc.†(b)	55,672	1,500,360
Office Depot, Inc.†	23,815	51,202
O’Reilly Automotive, Inc.†*	3,942	975,172
Penske Automotive Group, Inc.†(b)	7,869	348,833
PetMed Express, Inc.†(b)	36,018	1,503,752
Pool Corp.†(a)(b)	4,346	635,472
RH(b)*	7,989	761,192
Ross Stores, Inc.†(b)	19,231	1,499,633
Sally Beauty Holdings, Inc.†(b)*	42,769	703,550
Shutterfly, Inc.†(b)*	12,822	1,041,788
Signet Jewelers Ltd. (Bermuda)†(b)	21,554	830,260
Tailored Brands, Inc.†	63,928	1,602,036
Target Corp.†	23,348	1,621,052
Tiffany & Co.(b)	2,359	230,380
TJX Cos., Inc. (The)†	11,160	910,210
Tractor Supply Co.†	7,203	453,933
Urban Outfitters, Inc.†(b)*	13,794	509,826
Williams-Sonoma, Inc.(b)	3,766	198,694
Zumiez, Inc.(b)*	1,917	45,816

		34,900,557

Semiconductors & Semiconductor Equipment — 7.3%
Advanced Energy Industries, Inc.(a)(b)*	6,092	389,279
Advanced Micro Devices, Inc.(b)*	28,342	284,837
Analog Devices, Inc.†	12,454	1,134,933
Applied Materials, Inc.†(a)	41,498	2,307,704
Axcelis Technologies, Inc.†*	3,321	81,697
Cirrus Logic, Inc.†(a)(b)*	36,748	1,493,071
Cohu, Inc.(a)(b)	9,786	223,219
Cypress Semiconductor Corp.†(b)	16,964	287,709
Diodes, Inc.†(b)*	6,005	182,912

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
First Solar, Inc.†*	17,243	$1,223,908
Intel Corp.†	50,363	2,622,905
KLA-Tencor Corp.†(b)	13,344	1,454,629
Lam Research Corp.†	6,642	1,349,389
Marvell Technology Group Ltd. (Bermuda)†(b)	108,477	2,278,017
Maxim Integrated Products, Inc.†	4,524	272,435
Micron Technology, Inc.†*	99,357	5,180,474
MKS Instruments, Inc.†	7,186	831,061
ON Semiconductor Corp.†*	92,896	2,272,236
Qorvo, Inc.†(b)*	17,380	1,224,421
QUALCOMM, Inc.†	42,301	2,343,898
Rambus, Inc.†*	12,142	163,067
Skyworks Solutions, Inc.†	4,584	459,592
SMART Global Holdings, Inc. (Cayman Islands)†*	3,037	151,364
Teradyne, Inc.†	42,893	1,960,639
Texas Instruments, Inc.†(a)	29,203	3,033,900
Xcerra Corp.†*	15,174	176,777

		33,384,073

Software & Services — 14.7%
Accenture PLC, Class A (Ireland)†	6,400	982,400
Adobe Systems, Inc.†*	4,068	879,013
Alarm.com Holdings, Inc.†*	6,512	245,763
Alliance Data Systems Corp.†(a)(b)	5,218	1,110,703
Alphabet, Inc., Class A†*	4,671	4,844,481
ANSYS, Inc.†*	9,748	1,527,414
Appfolio, Inc., Class A(a)(b)*	10,655	435,257
Aspen Technology, Inc.†*	14,016	1,105,722
Blucora, Inc.(a)*	27,680	680,928
CA, Inc.†(b)	36,183	1,226,604
CACI International, Inc., Class A†*	6,780	1,026,153
Cadence Design Systems, Inc.†(b)*	45,807	1,684,323
Cardtronics PLC, Class A (United Kingdom)†(b)*	32,120	716,597
Cars.com, Inc.†*	21,770	616,744
CDK Global, Inc.†	14,468	916,403
CGI Group, Inc., Class A (Canada)†(b)*	14,620	842,697
Citrix Systems, Inc.†*	8,821	818,589
Conduent, Inc.†(b)*	19,823	369,501
Convergys Corp.†(b)	52,582	1,189,405
DST Systems, Inc.†(b)	11,325	947,336
DXC Technology Co.†(a)	25,399	2,553,361

The accompanying notes are an integral part of the financial statements.

42

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
eBay, Inc.†*	50,344	$2,025,843
Envestnet, Inc.†*	5,092	291,772
Etsy, Inc.†*	63,347	1,777,517
Euronet Worldwide, Inc.†*	4,518	356,561
Facebook, Inc., Class A†*	27,677	4,422,508
Fair Isaac Corp.†*	6,246	1,057,885
Fidelity National Information Services, Inc.†	16,587	1,597,328
Fiserv, Inc.†(b)*	5,929	422,797
Globant SA (Luxembourg)†(b)*	7,502	386,653
GoDaddy, Inc., Class A(a)*	12,477	766,337
GTT Communications, Inc.*	2,752	156,038
IAC/InterActiveCorp.†*	12,580	1,967,260
International Business Machines Corp.†	11,929	1,830,266
j2 Global, Inc.(b)	14,341	1,131,792
Leidos Holdings, Inc.†	19,254	1,259,212
LogMeIn, Inc.(b)	7,088	819,018
Manhattan Associates, Inc.†(b)*	10,986	460,094
Mastercard, Inc., Class A†	1,550	271,498
Microsoft Corp.†	23,702	2,163,282
MicroStrategy, Inc., Class A†*	7,051	909,508
Monotype Imaging Holdings, Inc.	726	16,299
NIC, Inc.†(b)	75,830	1,008,539
Open Text Corp. (Canada)†(a)(b)	41,893	1,457,876
Oracle Corp.†(b)	58,724	2,686,623
Paychex, Inc.†(b)	24,028	1,479,885
Progress Software Corp.†(b)	38,418	1,477,172
Qualys, Inc.†*	2,062	150,010
Quotient Technology, Inc.(b)*	1,536	20,122
SS&C Technologies Holdings, Inc.†	52,825	2,833,533
Stamps.com, Inc.†*	8,146	1,637,753
Symantec Corp.†(b)	42,841	1,107,440
Synopsys, Inc.†*	4,292	357,266
Total System Services, Inc.†(b)	3,492	301,220
Travelport Worldwide Ltd. (Bermuda)†	18,395	300,574
Tucows, Inc., Class A(b)*	1,752	98,112
VeriSign, Inc.(b)*	11,819	1,401,261
Visa, Inc., Class A†(a)	4,132	494,270
Web.com Group, Inc.†(a)*	38,252	692,361
Zynga, Inc., Class A†*	118,887	435,126

		66,748,005

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 7.8%
Amphenol Corp., Class A†	14,962	$1,288,677
Apple, Inc.†(a)	23,636	3,965,648
Arista Networks, Inc.*	2,290	584,637
AVX Corp.†	14,766	244,377
CDW Corp.†	21,369	1,502,454
Ciena Corp.†*	4,134	107,071
Cisco Systems, Inc.†	35,581	1,526,069
CommScope Holding Co., Inc.†*	4,937	197,332
Diebold Nixdorf, Inc.†(b)	35,353	544,436
EchoStar Corp., Class A†*	3,807	200,895
Electro Scientific Industries, Inc.†(a)(b)*	77,385	1,495,852
F5 Networks, Inc.†(b)*	5,500	795,355
FLIR Systems, Inc.†(a)	32,995	1,650,080
Hewlett Packard Enterprise Co.†	38,068	667,713
HP, Inc.†	92,475	2,027,052
InterDigital, Inc.†(a)(b)	21,648	1,593,293
Jabil, Inc.†(b)	20,906	600,629
Juniper Networks, Inc.†(b)	83,510	2,031,798
KEMET Corp.†(a)(b)*	84,613	1,534,034
Keysight Technologies, Inc.†*	972	50,923
Mitel Networks Corp. (Canada)†(a)*	24,846	230,571
Motorola Solutions, Inc.†(a)	27,810	2,928,393
NCR Corp.(b)*	5,995	188,962
NetApp, Inc.†(a)	18,586	1,146,570
NETGEAR, Inc.†*	3,136	179,379
OSI Systems, Inc.†(b)*	10,075	657,595
Plantronics, Inc.†(b)	5,482	330,948
Plexus Corp.(a)*	1,044	62,358
Rogers Corp.†*	2,722	325,388
Seagate Technology PLC (Ireland)†	17,231	1,008,358
SYNNEX Corp.†	1,864	220,698
Systemax, Inc.(b)	2,461	70,262
TTM Technologies, Inc.(b)*	22,341	341,594
Ubiquiti Networks, Inc.(b)*	2,928	201,446
Vishay Intertechnology, Inc.†(a)(b)	122,299	2,274,761
Western Digital Corp.†(b)	7,844	723,766
Xerox Corp.†(a)(b)	7,756	223,218
Zebra Technologies Corp., Class A†*	13,683	1,904,537

		35,627,129

Telecommunication Services — 1.6%
AT&T, Inc.†	30,803	1,098,127
BCE, Inc. (Canada)†	8,125	349,700

The accompanying notes are an integral part of the financial statements.

43

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Cogent Communications Holdings, Inc.(b)	2,481	$107,675
Frontier Communications Corp.(b)	59,434	441,000
Rogers Communications, Inc., Class B (Canada)†	29,223	1,305,684
Verizon Communications, Inc.†(a)	51,195	2,448,145
Vonage Holdings Corp.†(a)*	116,538	1,241,130
Zayo Group Holdings, Inc.(a)(b)*	12,749	435,506

		7,426,967

Transportation — 4.7%
Alaska Air Group, Inc.†(a)(b)	54,664	3,386,981
CH Robinson Worldwide, Inc.(a)(b)	31,131	2,917,286
Delta Air Lines, Inc.†	33,680	1,846,001
Expeditors International of Washington, Inc.†(a)(b)	53,999	3,418,137
Forward Air Corp.†	3,708	196,005
JB Hunt Transport Services, Inc.†(b)	2,689	315,016
Kansas City Southern†(a)	27,135	2,980,780
Landstar System, Inc.†	9,263	1,015,688
Marten Transport Ltd.(b)	4,251	96,923
Norfolk Southern Corp.†(a)	13,483	1,830,722
Old Dominion Freight Line, Inc.†(a)(b)	11,937	1,754,381
Saia, Inc.†*	1,292	97,094
Schneider National, Inc., Class B(b)	8,668	225,888
SkyWest, Inc.(b)	468	25,459
Union Pacific Corp.†	8,519	1,145,209
Universal Logistics Holdings, Inc.(b)	126	2,665
XPO Logistics, Inc.†(b)*	2,019	205,554

		21,459,789

TOTAL COMMON STOCKS (Cost $524,867,193)		564,153,987

	Par Value

CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$715	714

TOTAL CORPORATE BONDS AND NOTES (Cost $715)		714

TOTAL LONG POSITIONS - 123.8%		564,154,701

(Cost $524,867,908)

	Number of Shares	Value
SHORT POSITIONS — (98.4)%
COMMON STOCKS — (98.4)%
Automobiles & Components — (2.7)%
Adient PLC (Ireland)	(60,732)	$(3,629,344)
American Axle & Manufacturing Holdings, Inc.*	(47,047)	(716,055)
Cooper-Standard Holding, Inc.*	(2,899)	(356,026)
Dorman Products, Inc.*	(15,324)	(1,014,602)
Ford Motor Co.	(173,807)	(1,925,782)
Fox Factory Holding Corp.*	(15,294)	(533,761)
Gentherm, Inc.*	(12,536)	(425,597)
LCI Industries	(8,115)	(845,177)
Tesla, Inc.*	(9,694)	(2,579,864)
Visteon Corp.*	(2,959)	(326,200)

		(12,352,408)

Capital Goods — (12.8)%
AAON, Inc.	(9,556)	(372,684)
AAR Corp.	(25,234)	(1,113,072)
Actuant Corp., Class A	(17,659)	(410,572)
Advanced Drainage Systems, Inc.	(16,877)	(437,114)
AECOM*	(11,403)	(406,289)
Aerovironment, Inc.*	(1,439)	(65,489)
Albany International Corp., Class A	(3,779)	(236,943)
Altra Industrial Motion Corp.	(2,602)	(119,562)
Ameresco, Inc., Class A*	(24)	(312)
American Railcar Industries, Inc.	(10,827)	(405,038)
American Woodmark Corp.*	(10,438)	(1,027,621)
Apogee Enterprises, Inc.	(28,585)	(1,239,160)
Astec Industries, Inc.	(2,889)	(159,415)
Astronics Corp.*	(8,544)	(318,691)
Axon Enterprise, Inc.*	(56,812)	(2,233,280)
Barnes Group, Inc.	(2,133)	(127,745)
Blue Bird Corp.*	(33)	(782)
Briggs & Stratton Corp.	(12,211)	(261,438)
CAI International, Inc.*	(6,944)	(147,629)
Carlisle Cos., Inc.	(8,137)	(849,584)
Chart Industries, Inc.*	(18,003)	(1,062,717)
Chicago Bridge & Iron Co. NV (Netherlands)	(3,693)	(53,179)
CIRCOR International, Inc.	(12,047)	(513,925)
Colfax Corp.*	(12,021)	(383,470)
Columbus McKinnon Corp.	(1,545)	(55,373)
Cubic Corp.	(12,359)	(786,032)
Donaldson Co., Inc.	(15,277)	(688,229)
Douglas Dynamics, Inc.	(8,530)	(369,776)
DXP Enterprises, Inc.*	(2,357)	(91,805)

The accompanying notes are an integral part of the financial statements.

44

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Dycom Industries, Inc.*	(23,568)	$(2,536,624)
EnerSys	(10,381)	(720,130)
EnPro Industries, Inc.	(4,325)	(334,668)
ESCO Technologies, Inc.	(3,502)	(205,042)
Esterline Technologies Corp.*	(4,534)	(331,662)
Evoqua Water Technologies Corp.*	(6,511)	(138,619)
Franklin Electric Co., Inc.	(10,320)	(420,540)
General Cable Corp.	(24,358)	(720,997)
Global Brass & Copper Holdings, Inc.	(908)	(30,373)
Griffon Corp.	(3,022)	(55,152)
HEICO Corp.	(3,819)	(331,527)
Herc Holdings, Inc.*	(17,493)	(1,136,170)
Hexcel Corp.	(5,027)	(324,694)
Hyster-Yale Materials Handling, Inc.	(2,528)	(176,783)
Jacobs Engineering Group, Inc.	(36,885)	(2,181,748)
JELD-WEN Holding, Inc.*	(32,336)	(990,128)
John Bean Technologies Corp.	(1,861)	(211,037)
Kadant, Inc.	(1,893)	(178,888)
Kennametal, Inc.	(18,320)	(735,731)
KLX, Inc.*	(7,257)	(515,682)
Kratos Defense & Security Solutions, Inc.*	(219,760)	(2,261,330)
Lincoln Electric Holdings, Inc.	(8,636)	(776,808)
Lindsay Corp.	(4,786)	(437,632)
Manitowoc Co., Inc. (The)*	(9,826)	(279,648)
Masonite International Corp. (Canada)*	(13,114)	(804,544)
MasTec, Inc.*	(52,711)	(2,480,053)
Maxar Technologies Ltd. (Canada)	(4,095)	(189,394)
Mercury Systems, Inc.*	(29,099)	(1,406,064)
Meritor, Inc.*	(66,203)	(1,361,134)
Milacron Holdings Corp.*	(23,312)	(469,504)
Moog, Inc., Class A*	(6,159)	(507,563)
MRC Global, Inc.*	(105,673)	(1,737,264)
Mueller Industries, Inc.	(2,176)	(56,924)
Mueller Water Products, Inc., Class A	(9,767)	(106,167)
MYR Group, Inc.*	(3,058)	(94,248)
National Presto Industries, Inc.	(1,160)	(108,750)
Nexeo Solutions, Inc.*	(453)	(4,847)
Nordson Corp.	(1,496)	(203,965)
NOW, Inc.*	(204,868)	(2,093,751)
Oshkosh Corp.	(700)	(54,089)
Patrick Industries, Inc.*	(15,403)	(952,676)
Proto Labs, Inc.*	(10,234)	(1,203,007)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Quanex Building Products Corp.	(1,538)	$(26,761)
Raven Industries, Inc.	(14,056)	(492,663)
RBC Bearings, Inc.*	(3,126)	(388,249)
Regal Beloit Corp.	(1,118)	(82,005)
REV Group, Inc.	(10,287)	(213,558)
Roper Technologies, Inc.	(1,211)	(339,916)
Rush Enterprises, Inc., Class A*	(8,803)	(374,039)
SPX Corp.*	(14,590)	(473,883)
Sunrun, Inc.*	(154,358)	(1,378,417)
Tennant Co.	(2,808)	(190,102)
Textainer Group Holdings Ltd. (Bermuda)*	(767)	(13,001)
Thermon Group Holdings, Inc.*	(12,381)	(277,458)
Timken Co. (The)	(47,457)	(2,164,039)
Titan International, Inc.	(28,050)	(353,710)
Toro Co. (The)	(3,855)	(240,745)
Triumph Group, Inc.	(43,629)	(1,099,451)
Tutor Perini Corp.*	(19,959)	(440,096)
United Rentals, Inc.*	(5,796)	(1,001,143)
USG Corp.*	(31,833)	(1,286,690)
Valmont Industries, Inc.	(57)	(8,339)
Vicor Corp.*	(1,353)	(38,628)
Wabash National Corp.	(25,677)	(534,338)
WABCO Holdings, Inc.*	(555)	(74,298)
Wesco Aircraft Holdings, Inc.*	(67,484)	(691,711)
Woodward, Inc.	(33,468)	(2,398,317)

		(58,384,040)

Commercial & Professional Services — (3.3)%
ABM Industries, Inc.	(41,843)	(1,400,904)
Advanced Disposal Services, Inc.*	(40,340)	(898,775)
ASGN, Inc.*	(1,202)	(98,420)
Casella Waste Systems, Inc., Class A*	(1,384)	(32,358)
CoStar Group, Inc.*	(3,539)	(1,283,525)
Covanta Holding Corp.	(78,022)	(1,131,319)
Forrester Research, Inc.	(4,357)	(180,598)
Healthcare Services Group, Inc.	(14,622)	(635,765)
HNI Corp.	(13,842)	(499,558)
IHS Markit Ltd. (Bermuda)*	(21,010)	(1,013,522)
Insperity, Inc.	(2,186)	(152,036)
KAR Auction Services, Inc.	(27,280)	(1,478,576)
Kimball International, Inc., Class B	(46)	(784)
MSA Safety, Inc.	(13,134)	(1,093,274)
Multi-Color Corp.	(8,621)	(569,417)

The accompanying notes are an integral part of the financial statements.

45

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Pitney Bowes, Inc.	(126,333)	$(1,375,766)
Ritchie Bros Auctioneers, Inc. (Canada)	(46,724)	(1,470,404)
Rollins, Inc.	(6,595)	(336,543)
RR Donnelley & Sons Co.	(15,874)	(138,580)
TransUnion*	(4,608)	(261,642)
TrueBlue, Inc.*	(21,235)	(549,986)
US Ecology, Inc.	(1,595)	(85,014)
Verisk Analytics, Inc.*	(3,772)	(392,288)
WageWorks, Inc.*	(3,637)	(164,392)

		(15,243,446)

Consumer Durables & Apparel — (3.9)%
American Outdoor Brands Corp.*	(130,349)	(1,345,202)
Canada Goose Holdings, Inc. (Canada)*	(6,606)	(220,773)
Columbia Sportswear Co.	(3,473)	(265,441)
G-III Apparel Group Ltd.*	(67,240)	(2,533,603)
GoPro, Inc., Class A*	(98,546)	(472,035)
Installed Building Products, Inc.*	(13,020)	(781,851)
iRobot Corp.*	(33,373)	(2,142,213)
Johnson Outdoors, Inc., Class A	(84)	(5,208)
Lululemon Athletica, Inc.*	(21,634)	(1,928,022)
Mohawk Industries, Inc.*	(7,388)	(1,715,641)
NIKE, Inc., Class B	(21,995)	(1,461,348)
Oxford Industries, Inc.	(3,171)	(236,430)
PVH Corp.	(1,385)	(209,731)
Skechers U.S.A., Inc., Class A*	(69,770)	(2,713,355)
Sturm Ruger & Co., Inc.	(8,837)	(463,942)
Tapestry, Inc.	(22,845)	(1,201,875)

		(17,696,670)

Consumer Services — (5.4)%
Belmond Ltd., Class A (Bermuda)*	(31,254)	(348,482)
Bloomin’ Brands, Inc.	(33,253)	(807,383)
Carrols Restaurant Group, Inc.*	(12,477)	(139,742)
Chegg, Inc.*	(80,201)	(1,656,953)
Chipotle Mexican Grill, Inc.*	(3,121)	(1,008,426)
Dave & Buster’s Entertainment, Inc.	(67,369)	(2,811,982)
Domino’s Pizza, Inc.	(1,114)	(260,186)
Golden Entertainment, Inc.*	(1,795)	(41,698)
Grand Canyon Education, Inc.*	(1,103)	(115,727)
ILG, Inc.	(74,319)	(2,312,064)
International Speedway Corp., Class A	(4,303)	(189,762)
K12, Inc.*	(6,079)	(86,200)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
La Quinta Holdings, Inc.*	(74,169)	$(1,402,536)
Marcus Corp. (The)	(7,010)	(212,754)
MGM Resorts International	(55,620)	(1,947,812)
Monarch Casino & Resort, Inc.*	(614)	(25,966)
Papa John’s International, Inc.	(7,964)	(456,337)
Planet Fitness, Inc., Class A*	(17,119)	(646,585)
Service Corp. International	(15,143)	(571,497)
Shake Shack, Inc., Class A*	(68,455)	(2,849,782)
Starbucks Corp.	(21,020)	(1,216,848)
Strayer Education, Inc.	(4,422)	(446,843)
Texas Roadhouse, Inc.	(31,263)	(1,806,376)
Wendy’s Co. (The)	(105,096)	(1,844,435)
Wingstop, Inc.	(32,245)	(1,522,931)

		(24,729,307)

Energy — (6.0)%
Cheniere Energy, Inc.*	(2,971)	(158,800)
Delek US Holdings, Inc.	(64,360)	(2,619,452)
Ensco PLC, Class A (United Kingdom)	(715,674)	(3,141,809)
Forum Energy Technologies, Inc.*	(52,851)	(581,361)
Green Plains, Inc.	(103,430)	(1,737,624)
Helix Energy Solutions Group, Inc.*	(194,542)	(1,126,398)
Keane Group, Inc.*	(121,494)	(1,798,111)
McDermott International, Inc. (Panama)*	(65,779)	(400,594)
Nabors Industries Ltd. (Bermuda)	(105,446)	(737,068)
Newpark Resources, Inc.*	(17,751)	(143,783)
NexGen Energy Ltd. (Canada)*	(3,212)	(5,460)
Oceaneering International, Inc.	(57,404)	(1,064,270)
Oil States International, Inc.*	(12,788)	(335,046)
Par Pacific Holdings, Inc.*	(2,668)	(45,810)
Patterson-UTI Energy, Inc.	(144,226)	(2,525,397)
Pembina Pipeline Corp. (Canada)	(17,858)	(557,705)
ProPetro Holding Corp.*	(24,771)	(393,611)
Select Energy Services, Inc., Class A*	(5,594)	(70,596)
SemGroup Corp., Class A	(110,066)	(2,355,412)
Solaris Oilfield Infrastructure, Inc., Class A*	(21,453)	(355,262)
Suncor Energy, Inc. (Canada)	(14,456)	(499,310)
Targa Resources Corp.	(49,926)	(2,196,744)
Unit Corp.*	(56,750)	(1,121,380)
US Silica Holdings, Inc.	(72,870)	(1,859,642)

The accompanying notes are an integral part of the financial statements.

46

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Weatherford International PLC (Ireland)*	(593,614)	$(1,359,376)
World Fuel Services Corp.	(3,142)	(77,136)

		(27,267,157)

Food & Staples Retailing — (1.4)%
Casey’s General Stores, Inc.	(19,389)	(2,128,331)
Chefs’ Warehouse, Inc. (The)*	(2,231)	(51,313)
PriceSmart, Inc.	(16,682)	(1,393,781)
Smart & Final Stores, Inc.*	(48,175)	(267,371)
SpartanNash Co.	(2,950)	(50,770)
SUPERVALU, Inc.*	(86,912)	(1,323,670)
United Natural Foods, Inc.*	(31,919)	(1,370,602)

		(6,585,838)

Food, Beverage & Tobacco — (3.7)%
B&G Foods, Inc.	(66,935)	(1,586,360)
Blue Buffalo Pet Products, Inc.*	(72,952)	(2,904,219)
Bunge Ltd. (Bermuda)	(11,152)	(824,579)
Coca-Cola Bottling Co. Consolidated	(5,650)	(975,586)
Constellation Brands, Inc., Class A	(2,624)	(598,062)
Cott Corp. (Canada)	(38,939)	(573,182)
Darling Ingredients, Inc.*	(101,325)	(1,752,922)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(7,362)	(333,057)
Freshpet, Inc.*	(9,726)	(159,993)
Hain Celestial Group, Inc. (The)*	(112,624)	(3,611,852)
J&J Snack Foods Corp.	(3,304)	(451,194)
Kellogg Co.	(1,222)	(79,442)
Lamb Weston Holdings, Inc.	(8,552)	(497,897)
MGP Ingredients, Inc.	(18,089)	(1,620,594)
Post Holdings, Inc.*	(3,674)	(278,342)
Tootsie Roll Industries, Inc.	(5,082)	(149,655)
Universal Corp.	(2,886)	(139,971)
Vector Group Ltd.	(10,776)	(219,723)

		(16,756,630)

Health Care Equipment & Services — (10.0)%
Acadia Healthcare Co., Inc.*	(90,638)	(3,551,197)
Almost Family, Inc.*	(10,626)	(595,056)
Amedisys, Inc.*	(3,453)	(208,354)
AtriCure, Inc.*	(25,045)	(513,923)
Becton Dickinson and Co.	(9,850)	(2,134,495)
BioTelemetry, Inc.*	(50,613)	(1,571,534)
Cardinal Health, Inc.	(26,424)	(1,656,256)
Cardiovascular Systems, Inc.*	(16,875)	(370,069)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Chemed Corp.	(450)	$(122,787)
Civitas Solutions, Inc.*	(384)	(5,914)
Cooper Cos., Inc. (The)	(9,531)	(2,180,788)
CryoLife, Inc.*	(7,364)	(147,648)
DaVita, Inc.*	(53,860)	(3,551,528)
DexCom, Inc.*	(15,336)	(1,137,318)
Diplomat Pharmacy, Inc.*	(67,448)	(1,359,077)
Encompass Health Corp.	(971)	(55,512)
Ensign Group, Inc. (The)	(24,200)	(636,460)
Evolent Health, Inc., Class A*	(117,472)	(1,673,976)
Glaukos Corp.*	(12,265)	(378,130)
HCA Healthcare, Inc.	(1,855)	(179,935)
Heska Corp.*	(494)	(39,061)
Inovalon Holdings, Inc., Class A*	(10,620)	(112,572)
Insulet Corp.*	(9,571)	(829,614)
Integra LifeSciences Holdings Corp.*	(4,715)	(260,928)
iRhythm Technologies, Inc.*	(20,186)	(1,270,709)
K2M Group Holdings, Inc.*	(49,557)	(939,105)
LHC Group, Inc.*	(12,660)	(779,350)
McKesson Corp.	(21,582)	(3,040,256)
Medidata Solutions, Inc.*	(3,743)	(235,098)
Merit Medical Systems, Inc.*	(15,882)	(720,249)
Natus Medical, Inc.*	(14,026)	(471,975)
Neogen Corp.*	(4,247)	(284,507)
Nevro Corp.*	(26,641)	(2,308,975)
Novocure Ltd. (Jersey)*	(41,983)	(915,229)
NxStage Medical, Inc.*	(59,208)	(1,471,911)
Omnicell, Inc.*	(24,676)	(1,070,938)
OraSure Technologies, Inc.*	(38,406)	(648,677)
Penumbra, Inc.*	(7,752)	(896,519)
PetIQ, Inc.*	(447)	(11,890)
Providence Service Corp. (The)*	(2,729)	(188,683)
Quidel Corp.*	(37,617)	(1,948,937)
STAAR Surgical Co.*	(3,342)	(49,462)
Tactile Systems Technology, Inc.*	(7,651)	(243,302)
Teladoc, Inc.*	(50,474)	(2,034,102)
ViewRay, Inc.*	(11,382)	(73,186)
Vocera Communications, Inc.*	(2,173)	(50,892)
West Pharmaceutical Services, Inc.	(11,450)	(1,010,920)
Wright Medical Group NV (Netherlands)*	(74,248)	(1,473,080)

		(45,410,084)

Household & Personal Products — (1.0)%
Central Garden & Pet Co., Class A*	(2,839)	(112,453)

The accompanying notes are an integral part of the financial statements.

47

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Clorox Co. (The)	(19,853)	$(2,642,633)
Coty, Inc., Class A	(54,694)	(1,000,900)
WD-40 Co.	(7,296)	(960,883)

		(4,716,869)

Materials — (6.0)%
A Schulman, Inc.	(437)	(18,791)
AdvanSix, Inc.*	(3,343)	(116,270)
Air Products & Chemicals, Inc.	(2,882)	(458,324)
Albemarle Corp.	(11,252)	(1,043,510)
AptarGroup, Inc.	(15,385)	(1,382,035)
Ashland Global Holdings, Inc.	(39,996)	(2,791,321)
Balchem Corp.	(5,673)	(463,768)
Bemis Co., Inc.	(10,087)	(438,986)
Cabot Corp.	(10,989)	(612,307)
Clearwater Paper Corp.*	(3,949)	(154,406)
Ferro Corp.*	(62,451)	(1,450,112)
HB Fuller Co.	(39,387)	(1,958,716)
Huntsman Corp.	(40,173)	(1,175,060)
Innophos Holdings, Inc.	(6,180)	(248,498)
Innospec, Inc.	(2,885)	(197,911)
KMG Chemicals, Inc.	(5,346)	(320,493)
Koppers Holdings, Inc.*	(1,291)	(53,060)
Martin Marietta Materials, Inc.	(1,178)	(244,199)
Neenah, Inc.	(1,230)	(96,432)
NewMarket Corp.	(1,555)	(624,612)
Nutrien Ltd. (Canada)	(51,472)	(2,432,567)
PH Glatfelter Co.	(20,958)	(430,268)
Rayonier Advanced Materials, Inc.	(33,164)	(712,031)
RPM International, Inc.	(2,675)	(127,517)
Silgan Holdings, Inc.	(9,869)	(274,852)
Sonoco Products Co.	(5,647)	(273,880)
Tredegar Corp.	(488)	(8,760)
Trinseo SA (Luxembourg)	(5,602)	(414,828)
US Concrete, Inc.*	(39,011)	(2,356,264)
Valvoline, Inc.	(44,296)	(980,270)
Venator Materials PLC (United Kingdom)*	(80,065)	(1,448,376)
Vulcan Materials Co.	(14,654)	(1,673,047)
WestRock Co.	(40,287)	(2,585,217)

		(27,566,688)

Media — (3.0)%
Altice USA, Inc., Class A*	(47,298)	(874,067)
Cable One, Inc.	(1,355)	(931,034)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Charter Communications, Inc., Class A*	(6,121)	$(1,904,978)
Emerald Expositions Events, Inc.	(1,589)	(30,954)
Entercom Communications Corp., Class A	(91,036)	(878,497)
EW Scripps Co. (The), Class A	(47,251)	(566,539)
Gray Television, Inc.*	(11,360)	(144,272)
Live Nation Entertainment, Inc.*	(32,047)	(1,350,461)
Madison Square Garden Co. (The), Class A*	(8,984)	(2,208,267)
Meredith Corp.	(26,586)	(1,430,327)
New Media Investment Group, Inc.	(3,338)	(57,213)
New York Times Co. (The), Class A	(36,513)	(879,963)
Nexstar Media Group, Inc., Class A	(3,247)	(215,926)
Scholastic Corp.	(5,561)	(215,989)
Sinclair Broadcast Group, Inc., Class A	(40,158)	(1,256,945)
TEGNA, Inc.	(73,680)	(839,215)
tronc, Inc.*	(413)	(6,781)

		(13,791,428)

Pharmaceuticals, Biotechnology & Life Sciences — (3.6)%
Aclaris Therapeutics, Inc.*	(29,179)	(511,216)
Aduro Biotech, Inc.*	(20,157)	(187,460)
Aerie Pharmaceuticals, Inc.*	(5,158)	(279,822)
Alder Biopharmaceuticals, Inc.*	(19,939)	(253,225)
Bio-Rad Laboratories, Inc., Class A*	(5,869)	(1,467,720)
Bruker Corp.	(5,909)	(176,797)
Coherus Biosciences, Inc.*	(29,135)	(321,942)
Dynavax Technologies Corp.*	(3,499)	(69,455)
Epizyme, Inc.*	(21,892)	(388,583)
Flexion Therapeutics, Inc.*	(17,901)	(401,161)
Heron Therapeutics, Inc.*	(17,889)	(493,736)
Illumina, Inc.*	(5,899)	(1,394,642)
Insmed, Inc.*	(159)	(3,581)
Intra-Cellular Therapies, Inc.*	(10,068)	(211,931)
La Jolla Pharmaceutical Co.*	(35,468)	(1,056,237)
MacroGenics, Inc.*	(7,523)	(189,279)
Medicines Co. (The)*	(6,517)	(214,670)
Momenta Pharmaceuticals, Inc.*	(8,884)	(161,245)
NeoGenomics, Inc.*	(48,345)	(394,495)
Pacira Pharmaceuticals, Inc.*	(3,529)	(109,928)
PerkinElmer, Inc.	(8,577)	(649,450)
Portola Pharmaceuticals, Inc.*	(16,426)	(536,473)
QIAGEN NV (Netherlands)*	(47,909)	(1,547,940)

The accompanying notes are an integral part of the financial statements.

48

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Radius Health, Inc.*	(10,302)	$(370,254)
Revance Therapeutics, Inc.*	(20,797)	(640,548)
Rigel Pharmaceuticals, Inc.*	(10,594)	(37,503)
Spark Therapeutics, Inc.*	(4,679)	(311,575)
Syneos Health, Inc.*	(50,232)	(1,783,236)
TG Therapeutics, Inc.*	(13,798)	(195,932)
TherapeuticsMD, Inc.*	(76,437)	(372,248)
Theravance Biopharma, Inc. (Cayman Islands)*	(28,464)	(690,252)
Ultragenyx Pharmaceutical, Inc.*	(6,035)	(307,725)
Zogenix, Inc.*	(13,836)	(554,132)

		(16,284,393)

Retailing — (6.3)%
Aaron’s, Inc.	(13,719)	(639,305)
At Home Group, Inc.*	(21,466)	(687,771)
Best Buy Co., Inc.	(4,513)	(315,865)
Burlington Stores, Inc.*	(8,970)	(1,194,356)
Caleres, Inc.	(13,796)	(463,546)
Camping World Holdings, Inc., Class A	(40,430)	(1,303,868)
Children’s Place, Inc. (The)	(777)	(105,089)
Core-Mark Holding Co., Inc.	(14,757)	(313,734)
Dick’s Sporting Goods, Inc.	(10,223)	(358,316)
Dollar General Corp.	(2,694)	(252,024)
Duluth Holdings, Inc., Class B*	(10,441)	(195,560)
Express, Inc.*	(192,604)	(1,379,045)
Finish Line, Inc. (The), Class A	(14,655)	(198,429)
Five Below, Inc.*	(6,676)	(489,618)
Floor & Decor Holdings, Inc., Class A*	(48,816)	(2,544,290)
Genesco, Inc.*	(5,979)	(242,747)
Genuine Parts Co.	(7,344)	(659,785)
Group 1 Automotive, Inc.	(11,176)	(730,240)
Guess?, Inc.	(130,405)	(2,704,600)
Lands’ End, Inc.*	(4,400)	(102,740)
Lithia Motors, Inc., Class A	(13,991)	(1,406,375)
Lowe’s Cos., Inc.	(11,116)	(975,429)
Monro, Inc.	(696)	(37,306)
National Vision Holdings, Inc.*	(5,197)	(167,915)
Nordstrom, Inc.	(46,029)	(2,228,264)
Ollie’s Bargain Outlet Holdings, Inc.*	(16,575)	(999,472)
Overstock.com, Inc.*	(72,699)	(2,635,339)
Party City Holdco, Inc.*	(38,598)	(602,129)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Qurate Retail Group, Inc., Class A*	(45,035)	$(1,133,531)
Sonic Automotive, Inc., Class A	(25,761)	(488,171)
TripAdvisor, Inc.*	(29,249)	(1,195,992)
Wayfair, Inc., Class A*	(27,486)	(1,856,130)

		(28,606,981)

Semiconductors & Semiconductor Equipment — (5.4)%
Ambarella, Inc. (Cayman Islands)*	(45,568)	(2,232,376)
Amkor Technology, Inc.*	(27,701)	(280,611)
Aquantia Corp.*	(3,578)	(56,175)
Brooks Automation, Inc.	(67,409)	(1,825,436)
Cavium, Inc.*	(30,380)	(2,411,564)
CEVA, Inc.*	(2,724)	(98,609)
Cree, Inc.*	(52,070)	(2,098,942)
FormFactor, Inc.*	(54,139)	(738,997)
Ichor Holdings Ltd. (Cayman Islands)*	(85,857)	(2,078,598)
Inphi Corp.*	(93,472)	(2,813,507)
Lattice Semiconductor Corp.*	(54,760)	(305,013)
MACOM Technology Solutions Holdings, Inc.*	(55,755)	(925,533)
MaxLinear, Inc.*	(45,452)	(1,034,033)
Microsemi Corp.*	(27,079)	(1,752,553)
Monolithic Power Systems, Inc.	(6,168)	(714,069)
Nanometrics, Inc.*	(14,377)	(386,741)
Photronics, Inc.*	(35,404)	(292,083)
Power Integrations, Inc.	(5,662)	(386,998)
Rudolph Technologies, Inc.*	(8,082)	(223,871)
Semtech Corp.*	(22,292)	(870,503)
Synaptics, Inc.*	(53,963)	(2,467,728)
Veeco Instruments, Inc.*	(25,522)	(433,874)
Xperi Corp.	(6,807)	(143,968)

		(24,571,782)

Software & Services — (11.9)%
8x8, Inc.*	(84,717)	(1,579,972)
Acxiom Corp.*	(55,877)	(1,268,967)
Altair Engineering, Inc., Class A*	(1,524)	(47,793)
Autodesk, Inc.*	(5,724)	(718,820)
Benefitfocus, Inc.*	(11,865)	(289,506)
Black Knight, Inc.*	(26,134)	(1,230,911)
BlackBerry Ltd. (Canada)*	(90,537)	(1,041,176)
Blackhawk Network Holdings, Inc.*	(12,683)	(566,930)
Blackline, Inc.*	(17,368)	(680,999)
Box, Inc., Class A*	(107,838)	(2,216,071)
Callidus Software, Inc.*	(36,925)	(1,327,454)

The accompanying notes are an integral part of the financial statements.

49

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Carbonite, Inc.*	(17,935)	$(516,528)
Cloudera, Inc.*	(138,106)	(2,980,327)
Cornerstone OnDemand, Inc.*	(16,164)	(632,174)
Coupa Software, Inc.*	(10,121)	(461,720)
CSRA, Inc.	(25,576)	(1,054,498)
Electronic Arts, Inc.*	(16,803)	(2,037,196)
Ellie Mae, Inc.*	(19,278)	(1,772,419)
Everbridge, Inc.*	(17,310)	(633,546)
FireEye, Inc.*	(151,613)	(2,566,808)
First Data Corp., Class A*	(189,326)	(3,029,216)
ForeScout Technologies, Inc.*	(3,028)	(98,228)
Global Payments, Inc.	(3,129)	(348,946)
Gogo, Inc.*	(147,329)	(1,271,449)
Guidewire Software, Inc.*	(5,449)	(440,443)
Hortonworks, Inc.*	(51,647)	(1,052,049)
HubSpot, Inc.*	(2,791)	(302,265)
Imperva, Inc.*	(6,798)	(294,353)
Instructure, Inc.*	(18,209)	(767,509)
ManTech International Corp., Class	(474)	(26,293)
MuleSoft, Inc., Class A*	(34,120)	(1,500,598)
Okta, Inc.*	(19,087)	(760,617)
Pandora Media, Inc.*	(338,590)	(1,703,108)
Paylocity Holding Corp.*	(7,789)	(399,030)
PayPal Holdings, Inc.*	(4,961)	(376,391)
Pegasystems, Inc.	(2,427)	(147,198)
Presidio, Inc.*	(3,445)	(53,880)
PROS Holdings, Inc.*	(27,982)	(923,686)
Q2 Holdings, Inc.*	(2,657)	(121,026)
QAD, Inc., Class A	(125)	(5,206)
Rapid7, Inc.*	(21,977)	(561,952)
Science Applications International Corp.	(23,894)	(1,882,847)
SecureWorks Corp., Class A*	(8,171)	(66,022)
Shutterstock, Inc.*	(3,316)	(159,665)
Snap, Inc., Class A*	(207,125)	(3,287,074)
Square, Inc., Class A*	(20,821)	(1,024,393)
Tableau Software, Inc., Class A*	(7,461)	(602,998)
Teradata Corp.*	(35,155)	(1,394,599)
TrueCar, Inc.*	(138,899)	(1,313,985)
TTEC Holdings, Inc.	(293)	(8,995)
Twilio, Inc., Class A*	(43,111)	(1,645,978)
Virtusa Corp.*	(5,824)	(282,231)
WEX, Inc.*	(2,379)	(372,599)
Workday, Inc., Class A*	(7,808)	(992,475)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Workiva, Inc.*	(17,259)	$(409,038)
Worldpay, Inc., Class A*	(9,443)	(776,592)
Yext, Inc.*	(3,077)	(38,924)
Zendesk, Inc.*	(44,388)	(2,124,854)

		(54,190,527)

Technology Hardware & Equipment — (5.8)%
ADTRAN, Inc.	(26,767)	(416,227)
ARRIS International PLC (United Kingdom)*	(84,951)	(2,257,148)
Celestica, Inc. (Canada)*	(14,337)	(148,388)
Comtech Telecommunications Corp.	(94)	(2,810)
Corning, Inc.	(16,292)	(454,221)
Cray, Inc.*	(20,958)	(433,831)
Electronics For Imaging, Inc.*	(36,445)	(996,042)
FARO Technologies, Inc.*	(3,925)	(229,220)
Finisar Corp.*	(213,659)	(3,377,949)
Fitbit, Inc., Class A*	(545,346)	(2,781,265)
II-VI, Inc.*	(68,737)	(2,811,343)
Infinera Corp.*	(167,861)	(1,822,970)
Insight Enterprises, Inc.*	(16,898)	(590,247)
Itron, Inc.*	(5,610)	(401,396)
Knowles Corp.*	(27,311)	(343,845)
Methode Electronics, Inc.	(17,650)	(690,115)
MTS Systems Corp.	(558)	(28,821)
Oclaro, Inc.*	(77,446)	(740,384)
Sanmina Corp.*	(68,675)	(1,795,851)
ScanSource, Inc.*	(3,676)	(130,682)
Sierra Wireless, Inc. (Canada)*	(38,646)	(637,659)
Stratasys Ltd. (Israel)*	(37,136)	(749,404)
Trimble, Inc.*	(18,664)	(669,664)
VeriFone Systems, Inc.*	(7,150)	(109,967)
ViaSat, Inc.*	(40,736)	(2,677,170)
Viavi Solutions, Inc.*	(118,908)	(1,155,786)

		(26,452,405)

Telecommunication Services — (1.4)%
ATN International, Inc.	(3,179)	(189,532)
Boingo Wireless, Inc.*	(19,956)	(494,310)
CenturyLink, Inc.	(110,814)	(1,820,674)
Cincinnati Bell, Inc.*	(41,918)	(580,564)
Consolidated Communications Holdings, Inc.	(80,863)	(886,258)
Iridium Communications, Inc.*	(105,757)	(1,189,766)
ORBCOMM, Inc.*	(31,940)	(299,278)

The accompanying notes are an integral part of the financial statements.

50

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Shenandoah Telecommunications Co.	(14,430)	$(519,480)
Sprint Corp.*	(42,670)	(208,230)
United States Cellular Corp.*	(1,300)	(52,247)

		(6,240,339)

Transportation — (4.8)%
Air Transport Services Group, Inc.*	(44,311)	(1,033,333)
Allegiant Travel Co.	(15,495)	(2,673,662)
American Airlines Group, Inc.	(21,239)	(1,103,578)
ArcBest Corp.	(16,499)	(528,793)
Atlas Air Worldwide Holdings, Inc.*	(39,720)	(2,401,074)
CSX Corp.	(47,235)	(2,631,462)
FedEx Corp.	(313)	(75,154)
Genesee & Wyoming, Inc., Class A*	(24,650)	(1,744,974)
Heartland Express, Inc.	(11,244)	(202,280)
Hub Group, Inc., Class A*	(32,004)	(1,339,367)
JetBlue Airways Corp.*	(118,509)	(2,408,103)
Knight-Swift Transportation Holdings, Inc.	(59,146)	(2,721,307)
Matson, Inc.	(3,767)	(107,887)
Spirit Airlines, Inc.*	(43,841)	(1,656,313)

Number of Shares		Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Student Transportation, Inc. (Canada)	(3,522)	$(26,380)
United Continental Holdings, Inc.*	(15,445)	(1,072,964)

		(21,726,631)

TOTAL COMMON STOCK (Proceeds $466,924,102)		(448,573,623)

TOTAL SECURITES SOLD SHORT - (98.4)%		(448,573,623)

(Proceeds $466,924,102)

OTHER ASSETS IN EXCESS OF LIABILITIES - 74.6%		340,001,850

NET ASSETS - 100.0%		$455,582,928

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC   Public Limited Company

The accompanying notes are an integral part of the financial statements.

51

GOTHAM FUNDS

Statements of Assets and Liabilities

March 31, 2018

(Unaudited)

	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Assets
Non-affiliated investments, at value[1,2,3]	$1,240,038,768	$1,531,150,688	$564,154,701
Cash	11,740,301	18,797,787	4,835,344
Deposits with brokers for securities sold short	590,828,853	292,858,224	386,465,278
Receivables:
Investments sold	34,435,779	37,040,531	22,477,485
Capital shares sold	1,223,665	193,558	795,393
Dividends and interest	1,145,193	1,471,042	478,824
Prepaid expenses and other assets	84,353	61,103	37,361

Total assets	1,879,496,912	1,881,572,933	979,244,386

Liabilities
Securities sold short, at value[4]	621,011,379	653,521,938	448,573,623
Payables:
Securities lending cash collateral	189,224,481	302,594,223	43,980,702
Investments purchased	36,287,996	36,807,224	21,819,366
Dividends and fees on securities sold short	338,373	708,137	113,484
Capital shares redeemed	1,753,134	2,590,405	8,028,007
Distributions to shareholders	—	71	—
Investment Adviser	1,728,353	1,494,955	773,785
Administration and accounting fees	151,356	141,659	91,259
Accrued expenses	512,834	263,270	281,232

Total liabilities	851,007,906	998,121,882	523,661,458

Net Assets	$1,028,489,006	$883,451,051	$455,582,928

Net Assets Consisted of:
Capital stock, $0.01 par value	$702,474	$597,944	$428,649
Paid-in capital	1,063,824,430	653,287,990	504,874,871
Accumulated net investment income/(loss)	(10,229,708)	(8,217,803)	(9,375,961)
Accumulated net realized gain/(loss) from investments, securities sold short and translation of assets and liabilities denominated in foreign currency	(113,000,930)	108,840,341	(97,981,903)
Net unrealized appreciation/(depreciation) on investments and securities sold short	87,192,740	128,942,579	57,637,272

Net Assets	$1,028,489,006	$883,451,051	$455,582,928

Institutional Class Shares:
Net assets	$1,028,489,006	$883,451,051	$455,582,928

Shares Outstanding	70,247,362	59,794,385	42,864,915

Net asset value, offering and redemption price per share	$14.64	$14.77	$10.63

[1]Non-affiliated investments, at cost	$1,176,944,778	$1,425,997,629	$524,867,908
[2]Includes market value of securities on loan	$187,460,262	$300,101,648	$43,593,867
[3]Includes market value of securities designated as collateral for securities on loan	$198,120,004	$314,992,216	$47,812,451
[4]Proceeds received, securities sold short	$645,110,129	$677,311,458	$466,924,102

The accompanying notes are an integral part of the financial statements.

52

GOTHAM FUNDS

Statements of Operations

For the Six Months Ended March 31, 2018

(Unaudited)

	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Investment Income
Dividends from non-affiliated securities	$9,498,971	$12,632,478	$4,123,203
Less: foreign taxes withheld	(20,384)	(24,554)	(18,082)
Interest	14,641	12,710	12,989
Income from securities loaned (Note 5)	181,746	159,884	121,005

Total investment income	9,674,974	12,780,518	4,239,115

Expenses
Advisory fees (Note 2)	9,869,454	9,181,795	4,978,760
Administration and accounting fees (Note 2)	133,356	128,623	79,508
Dividends and fees on securities sold short	1,442,161	4,495,826	1,370,999
Fees on cash collateral (Note 5)	1,369,547	2,460,797	304,525
Transfer agent fees (Note 2)	726,986	403,536	319,226
Custodian fees (Note 2)	37,010	34,432	18,670
Trustees’ and officers’ fees (Note 2)	100,143	97,391	69,018
Printing and shareholder reporting fees	67,292	37,200	30,518
Registration and filing fees	35,352	7,312	30,332
Legalfees	31,437	38,953	25,112
Audit fees	14,288	13,840	13,194
Other expenses	51,793	52,230	39,599

Total expenses before waivers and reimbursements	13,878,819	16,951,935	7,279,461

Recoupments and/or waivers, reimbursements (Note 2)	(457,448)	(125,357)	(251,770)

Net expenses after waivers and reimbursements	13,421,371	16,826,578	7,027,691

Net investment loss	(3,746,397)	(4,046,060)	(2,788,576)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	103,020,309	202,466,389	74,689,862
Net realized loss from securities sold short	(50,836,859)	(48,646,918)	(50,517,135)
Net realized gain from foreign currency transactions	2	16	18
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(32,637,284)	(91,961,363)	(32,707,194)
Net change in unrealized appreciation/(depreciation) on securities sold short	29,515,848	23,785,756	31,367,300

Net realized and unrealized gain on investments	49,062,016	85,643,880	22,832,851

Net increase in net assets resulting from operations	$45,315,619	$81,597,820	$20,044,275

The accompanying notes are an integral part of the financial statements.

53

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute Return Fund		Gotham Enhanced Return Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Net increase in net assets from operations:
Net investment loss	$(3,746,397)	$(8,245,746)	$(4,046,060)	$(4,964,271)
Net realized gain from investments, securities sold short and foreign currency transactions	52,183,452	150,847,487	153,819,487	77,350,347
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	(3,121,436)	(54,601,259)	(68,175,607)	70,484,386

Net increase in net assets resulting from operations	45,315,619	88,000,482	81,597,820	142,870,462

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net realized capital gains	—	—	(8,942,488)	—

Net decrease in net assets from dividends and distributions to shareholders	—	—	(8,942,488)	—

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	98,968,587	(186,782,887)	(86,574,895)	(195,702,219)

Total increase/(decrease) in net assets	144,284,206	(98,782,405)	(13,919,563)	(52,831,757)

Net assets
Beginning of period	884,204,800	982,987,205	897,370,614	950,202,371

End of period	$1,028,489,006	$884,204,800	$883,451,051	$897,370,614

Accumulated net investment loss, end of period	$(10,229,708)	$(6,483,311)	$(8,217,803)	$(4,171,743)

The accompanying notes are an integral part of the financial statements.

54

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

	Gotham Neutral Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Net increase in net assets from operations:
Net investment loss	$(2,788,576)	$(9,955,724)
Net realized gain from investments and securities sold short	24,172,745	53,985,369
Net change in unrealized depreciation on investments and securities sold short	(1,339,894)	(19,434,929)

Net increase in net assets resulting from operations	20,044,275	24,594,716

Decrease in Net Assets from Capital Share Transactions (Note 4)	(234,001,148)	(138,078,816)

Total decrease in net assets	(213,956,873)	(113,484,100)

Net assets
Beginning of period	669,539,801	783,023,901

End of period	$455,582,928	$669,539,801

Accumulated net investment loss, end of period	$(9,375,961)	$(6,587,385)

The accompanying notes are an integral part of the financial statements.

55

GOTHAM FUNDS

Statements of Cash Flow

(Unaudited)

Gotham Enhanced Return Fund
For the Six Months Ended March 31, 2018
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$81,597,820

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(1,722,386,521)
Proceeds from disposition of long-term portfolio investments	1,851,190,110
Purchases to cover securities sold short	(992,220,969)
Proceeds from securities sold short	960,721,144
Net realized gain on investments and securities sold short	(153,819,471)
Class action settlement proceeds	(80,017)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	68,175,607
Decrease in deposits with brokers for securities sold short	3,291,624
Increase in receivable for securities sold	(15,419,916)
Decrease in dividend and interest receivable	148,654
Increase in prepaid expenses and other assets	(16,374)
Increase in payable for investments purchased	18,373,795
Decrease in use of cash collateral from securities lending	(11,483,235)
Decrease in dividends and fees payable for securities sold short	(13,436)
Increase in payable for investment advisor	88,168
Increase in accrued expense payable	184,192

Net cash provided by operating activities	88,331,175

Cash flows from financing activities:
Proceeds from shares sold	39,484,958
Payment of shares redeemed	(133,670,074)
Dividends and Distributions to Shareholders	(1,067,123)

Net cash used in financing activities	(95,252,239)

Net decrease in cash	(6,921,064)

Cash at beginning of period	25,718,851

Cash at end of period	$18,797,787

Supplemental disclosure of cash flow information:
Cash paid during the period for financing charges.	$3,659,314

The accompanying notes are an integral part of the financial statements.

56

GOTHAM FUNDS

Financial Highlights

	Gotham Absolute Return Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Period Ended April 30, 2013**
Per Share Operating Performance
Net asset value, beginning of year/period	$13.94		$12.70	$12.48	$13.54		$13.45	$11.40	$10.00

Net investment loss(1)	(0.06)		(0.12)	(0.07)	(0.06)		(0.10)	(0.16)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.76		1.36	0.46	(1.00)		0.43	2.77	1.53

Total from investment operations	0.70		1.24	0.39	(1.06)		0.33	2.61	1.45

Dividends and distributions to shareholders from:
Net investment income	—		—	—	—		—	—	(0.01)
Net realized capital gains	—		—	(0.17)	—		(0.24)	(0.56)	(0.05)

Total dividends and distributions to shareholders	—		—	(0.17)	—		(0.24)	(0.56)	(0.06)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)	0.01

Net asset value, end of year/period	$14.64		$13.94	$12.70	$12.48		$13.54	$13.45	$11.40

Total investment return(3)	5.02%		9.76%	3.14%	(7.83)%		2.44%	23.21%	14.67%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$1,028,489		$884,205	$982,987	$2,566,098		$3,657,763	$1,550,210	$53,680
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.72	%(5)	2.81%	3.09%	2.95	%(5)	2.81%	2.98%	3.24	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	2.81	%(5)	2.95%	3.09%	2.95	%(5)	2.81%	2.96%	4.18	%(5)
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.76	)%(5)	(0.88)%	(0.56)%	(1.03	)%(5)	(0.75)%	(1.23)%	(1.13	)%(5)
Portfolio turnover rate	127.65	%(7)	238.43%	272.37%	134.07	%(7)	336.09%	399.16%	279.84	%(7)

*	The Fund changed its fiscal year end from April 30 to September 30.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on August 31, 2012.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund would be 2.15%, 2.15%, 2.20%, 2.15%, 2.15%, 2.20% and 2.25%, for the six months ended March 31, 2018, the years ended September 30, 2017 and 2016, the period ended September 30, 2015, the years ended April 30, 2015 and 2014 and the period ended April 30, 2013, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

57

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Enhanced Return Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015	For the Period Ended April 30, 2014**
Per Share Operating Performance
Net asset value, beginning of year/period	$13.68		$11.79	$11.10	$12.38		$12.39	$10.00

Net investment income/(loss)(1)	(0.06)		(0.07)	0.02	(0.03)		(0.04)	(0.07)
Net realized and unrealized gain/(loss) on investments	1.29		1.96	0.87	(1.25)		0.97	2.96

Total from investment operations	1.23		1.89	0.89	(1.28)		0.93	2.89

Dividends and distributions to shareholders from:
Net realized capital gains	(0.14)		—	(0.20)	—		(0.94)	(0.50)

Total dividends and distributions to shareholders	(0.14)		—	(0.20)	—		(0.94)	(0.50)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00	(2)

Net asset value, end of year/period	$14.77		$13.68	$11.79	$11.10		$12.38	$12.39

Total investment return(3)	9.03%		16.03%	8.18%	(10.34)%		7.34%	29.36%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$883,451		$897,371	$950,202	$1,126,264		$1,558,078	$802,917
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	3.67	%(5)	3.55%	3.58%	3.36	%(5)	3.23%	3.54	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.70	%(5)	3.56%	3.58%	3.36	%(5)	3.23%	3.54	%(5)
Ratio of net investment income (loss) to average net assets (including dividend and interest expense)	(0.88	)%(5)	(0.51)%	0.16%	(0.66	)%(5)	(0.31)%	(0.63	)%(5)
Portfolio turnover rate	108.82	%(7)	195.60%	247.97%	85.25	%(7)	274.67%	364.77	%(7)(8)

*	The Fund changed its fiscal year end from April 30 to September 30.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on May 31, 2013.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund would be 2.15%, 2.15%, 2.15%, 2.14%, 2.16% and 2.25% for the six months ended March 31, 2018, the years ended September 30, 2017 and 2016, the period ended September 30, 2015, the year ended April 30, 2015 and the period ended April 30, 2014, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
(8)

Portfolio turnover excludes the purchases and sales of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund merger on February 7, 2014. If these transactions were included, portfolio turnover would have been higher.

The accompanying notes are an integral part of the financial statements.

58

GOTHAM FUNDS

Financial Highlights (Concluded)

	Gotham Neutral Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015	For the Period Ended April 30, 2014**
Per Share Operating Performance
Net asset value, beginning of year/period	$10.23		$9.91	$9.99	$10.42		$11.21	$10.00

Net investment loss(1)	(0.06)		(0.13)	(0.10)	(0.06)		(0.12)	(0.12)
Net realized and unrealized gain/(loss) on investments	0.46		0.45	0.08	(0.37)		(0.43)	1.37

Total from investment operations	0.40		0.32	(0.02)	(0.43)		(0.55)	1.25

Dividends and distributions to shareholders from:
Net realized capital gains	—		—	(0.06)	—		(0.24)	(0.04)

Total dividends and distributions to shareholders	—		—	(0.06)	—		(0.24)	(0.04)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00	(2)

Net asset value, end of year/period	$10.63		$10.23	$9.91	$9.99		$10.42	$11.21

Total investment return(3)	3.91%		3.23%	(0.16)%	(4.13)%		(5.00)%	12.50%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$455,583		$669,540	$783,024	$755,707		$932,434	$228,472
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.82	%(5)	3.10%	3.56%	3.38	%(5)	3.20%	3.43	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	2.92	%(5)	3.14%	3.56%	3.38	%(5)	3.19%	3.57	%(5)
Ratio of net investment loss to average net assets (including dividend and interest expense)	(1.12	)%(5)	(1.31)%	(1.02)%	(1.38	)%(5)	(1.11)%	(1.64	)%(5)
Portfolio turnover rate	130.59	%(7)	261.31%	303.46%	141.02	%(7)	377.72%	191.65	%(7)

*	The Fund changed its fiscal year end from April 30 to September 30.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on August 30, 2013.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund would be 2.15%, 2.15%, 2.16%, 2.16%, 2.18% and 2.25% for the six months ended March 31, 2018, the years ended September 30, 2017 and 2016, the period ended September 30, 2015, the year ended April 30, 2015 and the period ended April 30, 2014, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

59

GOTHAM FUNDS

Notes to Financial Statements

March 31, 2018

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Absolute Return Fund, the Gotham Enhanced Return Fund and the Gotham Neutral Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds offers one class of shares, Institutional Class. The Fund’s commencement of operations are as follows:

Gotham Absolute Return Fund (“Absolute Return”)	August 31, 2012
Gotham Enhanced Return Fund (“Enhanced Return”)	May 31, 2013
Gotham Neutral Fund (“Neutral”)	August 30, 2013

All the Funds seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a corporate debt security with end of period

60

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

value of $784 and $714 held by Absolute Return and Neutral, respectively. These securities are considered Level 2 as of and for the period ended March 31, 2018.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended March 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

61

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

Short Sales — The Funds sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of March 31, 2018, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Absolute Return	$621,011,379	$680,951,579	$590,828,853
Enhanced Return	653,521,938	667,567,622	292,858,224
Neutral	448,573,623	450,101,587	386,465,278

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the period ended March 31, 2018:

Rebate (Income)/Fees
Absolute Return	$(1,682,193)
Enhanced Return	(1,951,873)
Neutral	(1,439,761)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short and are as follows for the period ended March 31, 2018:

	Short Sales Proceeds	Financing Charges
Absolute Return	$15,924,376	$234,749
Enhanced Return	347,846,784	3,150,390
Neutral	47,669,222	652,292

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

Absolute Return	2.00%
Enhanced Return	2.00%
Neutral	2.00%

62

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the period ended March 31, 2018.

		Termination Date
Absolute Return	2.15%	August 31, 2020
Enhanced Return	2.15%	August 31, 2020
Neutral	2.15%	August 31, 2020

For the period ended March 31, 2018, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
Absolute Return	$9,869,454	$(457,448)	$9,412,006
Enhanced Return	9,181,795	(125,357)	9,056,438
Neutral	4,978,760	(251,770)	4,726,990

For all Funds, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2018, the amount of potential reimbursement from the Funds to the Adviser are as follows:

	Expiration	Expiration	Expiration	Expiration

	09/30/2018	09/30/2019	09/30/2020	03/31/2021
Absolute Return	N/A	N/A	$1,216,153	$457,448
Enhanced Return	N/A	N/A	162,171	125,357
Neutral	N/A	N/A	326,104	251,770

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

63

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the period ended March 31, 2018 was $121,824. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

For the six months ended March 31, 2018 for all Funds, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Absolute Return	$1,613,046,167	$1,505,771,437
Enhanced Return	1,720,385,602	1,848,952,914
Neutral	800,153,097	1,090,703,023

4. Capital Share Transactions

For the periods ended March 31, 2018 and September 30, 2017, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Period Ended March 31, 2018		For the Year Ended September 30, 2017
	Shares	Value	Shares	Value
Absolute Return:
Institutional Class Shares:
Sales	16,158,331	$235,339,793	13,891,185	$187,082,892
Reinvestments	—	—	—	—
Redemption Fees*	—	1,105	—	2,067
Redemptions	(9,330,487)	(136,372,311)	(27,893,001)	(373,867,846)

Net Decrease	6,827,844	$98,968,587	(14,001,816)	$(186,782,887)

Enhanced Return:
Institutional Class Shares:
Sales	2,633,817	$39,377,781	8,414,958	$107,957,821
Reinvestments	543,508	7,875,365	—	—
Redemption Fees*	—	244	—	3,061
Redemptions	(8,993,425)	(133,828,285)	(23,411,239)	(303,663,101)

Net Decrease	(5,816,100)	$(86,574,895)	(14,996,281)	$(195,702,219)

64

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

	For the Period Ended March 31, 2018		For the Year Ended September 30, 2017
	Shares	Value	Shares	Value
Neutral:
Institutional Class Shares:
Sales	9,771,161	$103,346,816	27,583,830	$284,265,770
Reinvestments	—	—	—	—
Redemption Fees*	—	4,906	—	1,186
Redemptions	(32,344,317)	(337,352,870)	(41,180,891)	(422,345,772)

Net Increase (Decrease)	(22,573,156)	$(234,001,148)	(13,597,061)	$(138,078,816)

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Securities Lending

All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statement of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the period ended March 31, 2018, the Funds listed below each had securities lending programs. The market value of securities on loan and cash collateral received as of March 31, 2018 and the income generated from the programs during the period ended March 31, 2018, with respect to such loans are as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Absolute Return	$187,460,262	$189,224,481	$—	$181,746
Enhanced Return	300,101,648	302,594,223	—	159,884
Neutral	43,593,867	43,980,702	—	121,005

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of March 31, 2018:

65

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash and Non-Cash Collateral Received*	Net Amount**
Absolute Return	$187,460,262	$—	$187,460,262	$—	$(187,460,262)	$—
Enhanced Return	300,101,648	—	300,101,648	—	(300,101,648)	—
Neutral	43,593,867	—	43,593,867	—	(43,593,867)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

There were no dividends or distributions paid by the Funds during the year ended September 30, 2017.

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Absolute Return	$(101,603,797)	$—	$ —	$50,665,532	$(30,415,253)	$—
Enhanced Return	—	—	8,942,476	152,128,313	(4,161,004)	—
Neutral	(14,311,787)	—	—	20,559,804	(76,012,884)	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

66

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

As of March 31, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost (Proceeds)*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute Return	$531,834,649	$144,306,525	$(57,113,785)	$87,192,740
Enhanced Return	748,686,171	190,787,033	(61,844,454)	128,942,579
Neutral	57,943,806	91,586,779	(33,949,507)	57,637,272

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2017. For the period ended September 30, 2017, the Funds deferred to October 1, 2017 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Absolute Return	$6,483,311	$23,931,942	$—
Enhanced Return	4,161,004	—	—
Neutral	6,587,386	69,425,499	—

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of September 30, 2017, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses Carryforwards
Absolute Return	$101,603,797
Neutral	14,311,787

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

67

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

68

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at 1-877-974-6852.

69

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTI-0318

GOTHAM FUNDS

of

FundVantage Trust

Gotham Index Plus Fund

Gotham Index Plus All-Cap Fund

Gotham Enhanced Index Plus Fund

(formerly, Gotham Index Core Fund)

Gotham Enhanced S&P 500 Index Fund

Gotham Master Index Plus Fund

(formerly, Gotham Master Long Fund)

SEMI-ANNUAL REPORT

March 31, 2018

(Unaudited)

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each, a “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest direct in an index.

Mutual fund investing involves risks, including possible loss of principal. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The use of leverage to make additional investments could result in greater losses than if a Fund were not leveraged. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives. Gotham Index Plus All-Cap Fund is recently formed and has a limited history of operations.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling 877-974-6852.

1

GOTHAM FUNDS

Gotham Index Plus Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	9.88%	17.18%	13.43%	13.43	%**
Investor Class Shares	N/A	N/A	N/A	-1.86	%*,**
S&P 500® Total Return Index	5.84%	13.99%	10.78%	10.78	%***

*	Not Annualized.
**	Institutional Class shares and Investor Class shares of the Gotham Index Plus Fund (the “Fund”) commenced operations on March 31, 2015 and January 2, 2018, respectively.
***	Benchmark performance is from inception date of the Fund’s Institutional Class shares only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018 (as supplemented on March 5, 2018), the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.62% and 3.61%, 3.87% and 3.86%, respectively, for the Institutional Class shares and Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% with respect to Institutional Class shares (on an annual basis) and 1.40% with respect to Investor Class shares (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

2

GOTHAM FUNDS

Gotham Index Plus All-Cap Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Total Returns for the Period Ended March 31, 2018
	Since Inception*
Institutional Class Shares	-0.40	%**
S&P 500® Total Return Index	-0.76	%***

*	Not Annualized.
**	The Gotham Index Plus All-Cap Fund (the “Fund”) commenced operations on December 29, 2017.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018 (as supplemented on March 5, 2018), the “Total Annual Fund Operating Expenses” are 2.55% for Institutional Class shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

3

GOTHAM FUNDS

Gotham Enhanced Index Plus Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	Since Inception
Institutional Class Shares	9.38%	17.63%	20.70	%**
S&P 500® Total Return Index	5.84%	13.99%	16.37	%***

*	Not Annualized.
**	The Gotham Enhanced Index Plus Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018 (as supplemented on March 5, 2018), the “Total Annual Fund Operating Expenses” are 5.53% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.21% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Prior to March 2, 2018, the Expense Limitation was 0.85%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

4

GOTHAM FUNDS

Gotham Enhanced S&P 500 Index Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	Since Inception
Institutional Class Shares	9.15%	18.39%	20.20	%**
S&P 500® Total Return Index	5.84%	13.99%	16.40	%***

*	Not Annualized.
**	The Gotham Enhanced S&P 500 Index Fund (the “Fund”) commenced operations on December 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018 (as supplemented on March 5, 2018), the “Total Annual Fund Operating Expenses” are 3.61% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.50% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

5

GOTHAM FUNDS

Gotham Master Index Plus Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Total Returns for the Periods Ended March 31, 2018
	Six Months*	Since Inception*
Institutional Class Shares	8.95%	15.49	%**
S&P 500® Total Return Index	5.84%	12.83	%***

*	Not Annualized.
**	The Gotham Master Index Plus Fund (formerly, “Gotham Master Long Fund”) (the “Fund”) commenced operations on April 28, 2017.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018 (as supplemented on March 5, 2018), the “Total Annual Fund Operating Expenses” are 11.38% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.07% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any), and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of fees and expenses of the underlying funds in addition to the Fund’s own expenses. The Fund also is subject to the risks of the underlying funds, which may include any or all the risks described in Important Information.

6

GOTHAM FUNDS

Fund Expense Disclosure

March 31, 2018

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2017, and held for the entire period through March 31, 2018.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Index Plus Fund
Institutional Class
Actual	$1,000.00	$1,098.80	3.61%	$18.87
Hypothetical (5% return before expenses)	1,000.00	1,006.95	3.61%	18.04
Investor Class***
Actual	$1,000.00	$981.40	3.86%	$9.22
Hypothetical (5% return before expenses)	1,000.00	1,005.69	3.86%	19.30

Gotham Index Plus All-Cap Fund****
Institutional Class
Actual	$1,000.00	$996.00	2.56%	$6.16
Hypothetical (5% return before expenses)	1,000.00	1,012.17	2.56%	12.84

Gotham Enhanced Index Plus Fund
Institutional Class
Actual	$1,000.00	$1,093.80	1.78%	$9.29
Hypothetical (5% return before expenses)	1,000.00	1,016.06	1.78%	8.95

7

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

March 31, 2018

(Unaudited)

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Enhanced S&P 500 Index Fund
Institutional Class
Actual	$1,000.00	$1,091.50	0.50%	$2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.44	0.50%	2.52

Gotham Master Index Plus Fund
Institutional Class
Actual	$1,000.00	$1,089.50	0.00%	$—
Hypothetical (5% return before expenses)	1,000.00	1,024.93	0.00%	—

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2018, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

***

Investor Class commenced operations on January 2, 2018. Expenses are equal to the Class’ annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the period January 2, 2018 to March 31, 2018, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are as if the Investor Class shares have been in existence since October 1, 2017, and are equal to the Investor Class share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

****

The Fund commenced operations on December 29, 2017. Expenses are equal to the Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the period December 29, 2017 to March 31, 2018, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are as if the Institutional Class shares have been in existence since October 1, 2017, and are equal to the Institutional Class share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

8

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	25.9%	$98,924,878
Pharmaceuticals, Biotechnology & Life Sciences	22.2	84,829,853
Software & Services	17.9	68,410,897
Diversified Financials	13.1	50,159,223
Technology Hardware & Equipment	12.1	46,305,774
Energy	10.7	40,674,984
Food, Beverage & Tobacco	9.6	36,818,219
Health Care Equipment & Services	9.4	36,033,426
Materials	7.9	30,132,981
Semiconductors & Semiconductor Equipment	7.9	30,057,387
Retailing	7.0	26,738,080
Food & Staples Retailing	5.5	20,851,823
Insurance	5.3	20,157,374
Utilities	5.3	20,047,134
Media	5.1	19,484,790
Household & Personal Products	5.1	19,448,588
Banks	4.6	17,744,139
Consumer Services	4.1	15,633,442
Telecommunication Services	3.4	12,802,702
Consumer Durables & Apparel	2.5	9,512,883
Real Estate	2.4	9,260,367
Transportation	2.1	8,009,765
Automobiles & Components	1.6	6,243,094
Commercial & Professional Services	0.8	2,963,899

Total Long Positions	191.5	731,245,702

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.4)%	$(1,462,664)
Diversified Financials	(0.6)	(2,128,885)
Household & Personal Products	(0.7)	(2,576,234)
Commercial & Professional Services	(0.9)	(3,571,131)
Capital Goods	(1.0)	(3,849,359)
Automobiles & Components	(1.1)	(4,265,653)
Technology Hardware & Equipment	(1.3)	(4,914,749)
Food & Staples Retailing	(1.6)	(6,289,417)
Banks	(2.0)	(7,661,894)
Consumer Durables & Apparel	(2.8)	(10,637,343)
Media	(2.9)	(11,120,103)
Insurance	(3.2)	(12,294,970)
Semiconductors & Semiconductor Equipment	(3.4)	(12,977,965)
Consumer Services	(3.8)	(14,340,599)
Materials	(4.5)	(17,056,775)
Food, Beverage & Tobacco	(4.5)	(17,065,275)
Retailing	(4.8)	(18,446,961)
Transportation	(5.5)	(21,012,029)
Utilities	(5.9)	(22,713,949)
Pharmaceuticals, Biotechnology & Life Sciences	(6.7)	(25,458,147)
Energy	(7.4)	(28,354,273)
Health Care Equipment & Services	(8.1)	(30,982,951)
Real Estate	(9.6)	(36,724,978)
Software & Services	(9.9)	(37,811,859)

Total Short Positions	(92.6)	(353,718,163)

Other Assets in Excess of Liabilities	1.1	4,253,208

NET ASSETS	100.0%	$381,780,747

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Plus All-Cap Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	23.2%	$533,294
Capital Goods	18.3	420,270
Health Care Equipment & Services	12.1	277,462
Retailing	10.9	250,206
Technology Hardware & Equipment	10.9	248,981
Energy	10.1	231,644
Pharmaceuticals, Biotechnology & Life Sciences	9.8	224,293
Semiconductors & Semiconductor Equipment	7.6	174,528
Materials	7.5	171,091
Food, Beverage & Tobacco	6.6	151,813
Banks	6.3	145,156
Diversified Financials	6.1	139,732
Consumer Services	5.6	129,144
Transportation	4.4	100,790
Media	4.3	98,134
Commercial & Professional Services	3.8	86,825
Consumer Durables & Apparel	3.6	82,441
Food & Staples Retailing	3.2	72,910
Telecommunication Services	2.9	67,061
Automobiles & Components	2.7	62,850
Utilities	2.7	61,932
Real Estate	2.6	59,950
Insurance	2.4	56,055
Household & Personal Products	2.1	48,125

Total Long Positions	169.7	3,894,687

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.4)%	$(9,976)
Food & Staples Retailing	(1.1)	(25,078)
Telecommunication Services	(1.1)	(25,658)
Media	(1.8)	(40,883)
Pharmaceuticals, Biotechnology & Life Sciences	(1.8)	(41,629)
Automobiles & Components	(2.2)	(49,610)
Food, Beverage & Tobacco	(2.2)	(49,997)
Transportation	(2.3)	(52,078)
Consumer Durables & Apparel	(2.4)	(54,802)
Commercial & Professional Services	(3.4)	(77,476)
Semiconductors & Semiconductor Equipment	(3.5)	(80,404)
Consumer Services	(3.9)	(89,384)
Retailing	(4.3)	(99,012)
Energy	(4.7)	(108,376)
Materials	(4.9)	(113,030)
Technology Hardware & Equipment	(5.0)	(115,634)
Health Care Equipment & Services	(6.8)	(155,757)
Software & Services	(7.5)	(172,131)
Capital Goods	(11.0)	(253,212)

Total Short Positions	(70.3)	(1,614,127)

Other Assets in Excess of Liabilities	0.6	14,442

NET ASSETS	100.0%	$2,295,002

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Index Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	18.6%	$551,357
Capital Goods	16.7	494,720
Software & Services	14.5	428,933
Technology Hardware & Equipment	12.6	371,939
Retailing	10.9	321,150
Energy	8.6	253,599
Materials	6.3	187,584
Health Care Equipment & Services	5.8	170,206
Semiconductors & Semiconductor Equipment	5.6	166,578
Food, Beverage & Tobacco	5.1	152,317
Consumer Services	4.7	138,945
Diversified Financials	4.0	119,380
Media	3.3	98,724
Household & Personal Products	3.2	93,529
Transportation	2.9	86,551
Food & Staples Retailing	2.7	81,175
Telecommunication Services	2.7	78,473
Consumer Durables & Apparel	2.5	73,776
Automobiles & Components	2.1	62,552
Commercial & Professional Services	2.1	61,775
Insurance	1.6	46,093
Real Estate	1.0	29,945
Banks	0.9	25,293
Utilities	0.7	21,931

Total Long Positions	139.1	4,116,525

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.3)%	$(8,380)
Food & Staples Retailing	(0.6)	(18,111)
Telecommunication Services	(0.8)	(22,380)
Pharmaceuticals, Biotechnology & Life Sciences	(1.0)	(28,773)
Media	(1.0)	(29,964)
Transportation	(1.1)	(31,030)
Food, Beverage & Tobacco	(1.1)	(32,781)
Automobiles & Components	(1.2)	(36,763)
Consumer Durables & Apparel	(1.3)	(39,466)
Commercial & Professional Services	(2.0)	(58,434)
Semiconductors & Semiconductor Equipment	(2.0)	(60,594)
Consumer Services	(2.2)	(65,111)
Retailing	(2.4)	(71,624)
Energy	(2.8)	(82,282)
Materials	(2.8)	(83,129)
Technology Hardware & Equipment	(2.9)	(86,692)
Health Care Equipment & Services	(3.8)	(112,541)
Software & Services	(4.2)	(124,643)
Capital Goods	(6.6)	(193,937)

Total Short Positions	(40.1)	(1,186,635)

Other Assets in Excess of Liabilities	1.0	28,369

NET ASSETS	100.0%	$2,958,259

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

11

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced S&P 500 Index Fund

	% of Net Assets	Value
COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	18.0%	$564,825
Capital Goods	10.8	338,170
Technology Hardware & Equipment	9.5	296,606
Software & Services	9.2	288,602
Retailing	8.1	255,318
Energy	6.0	188,839
Semiconductors & Semiconductor Equipment	5.0	156,998
Diversified Financials	4.4	136,714
Food, Beverage & Tobacco	4.2	130,621
Materials	3.7	114,670
Household & Personal Products	2.9	90,465
Media	2.8	88,733
Health Care Equipment & Services	2.8	86,965
Food & Staples Retailing	2.3	71,973
Telecommunication Services	2.1	64,789
Consumer Services	2.1	64,567
Insurance	1.5	48,412
Consumer Durables & Apparel	1.2	38,296
Real Estate	1.0	32,229
Automobiles & Components	0.9	27,708
Utilities	0.7	22,651
Banks	0.7	21,841
Transportation	0.3	10,387
Commercial & Professional Services	0.3	8,516

Total Common Stocks	100.5	3,148,895

Liabilities in Excess of Other Assets	(0.5)	(14,568)

NET ASSETS	100.0%	$3,134,327

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

12

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Master Index Plus Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	101.8%	$1,222,563
Liabilities in Excess of Other Assets	(1.8)	(21,834)

NET ASSETS	100.0%	$1,200,729

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

13

GOTHAM INDEX PLUS FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 191.5%
COMMON STOCKS — 191.5%
Automobiles & Components — 1.6%
Aptiv PLC (Jersey)†(a)	30,601	$2,600,167
BorgWarner, Inc.†(b)	24,161	1,213,607
General Motors Co.†	46,718	1,697,732
Goodyear Tire & Rubber Co. (The)(b)	27,524	731,588

		6,243,094

Banks — 4.6%
Bank of America Corp.†	163,173	4,893,558
BB&T Corp.†	12,403	645,452
Citigroup, Inc.†	40,762	2,751,435
Citizens Financial Group, Inc.†	874	36,691
Comerica, Inc.	62	5,948
Huntington Bancshares, Inc.†	2,606	39,351
JPMorgan Chase & Co.†	54,330	5,974,670
KeyCorp.†	138	2,698
People’s United Financial, Inc.	5,392	100,615
PNC Financial Services Group, Inc. (The)†	7,502	1,134,602
SunTrust Banks, Inc.†	13	885
Wells Fargo & Co.†	41,045	2,151,168
Zions Bancorporation†	134	7,066

		17,744,139

Capital Goods — 25.9%
3M Co.(a)(b)	17,903	3,930,067
Acuity Brands, Inc.(b)	2,687	374,003
Allegion PLC (Ireland)(b)	1,507	128,532
AMETEK, Inc.†	26,496	2,012,901
AO Smith Corp.	2,722	173,092
Arconic, Inc.(b)	50,346	1,159,972
Boeing Co. (The)†	32,600	10,688,888
Caterpillar, Inc.†(a)	53,112	7,827,646
Cummins, Inc.†	18,934	3,069,012
Deere & Co.†	36,151	5,614,973
Dover Corp.†	18,161	1,783,773
Eaton Corp. PLC (Ireland)†	6,977	557,532
Emerson Electric Co.†	72,688	4,964,590
Fastenal Co.(b)	9,510	519,151
Flowserve Corp.(b)	10,810	468,397
Fluor Corp.(b)	2,219	126,971
Fortune Brands Home & Security, Inc.†	17,410	1,025,275
General Dynamics Corp.†(a)	34,032	7,517,669
General Electric Co.†(a)	137,615	1,855,050

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Harris Corp.†	7,120	$1,148,314
Honeywell International, Inc.†	58,046	8,388,227
Huntington Ingalls Industries, Inc.†	715	184,298
Illinois Tool Works, Inc.(a)	26,562	4,161,203
Ingersoll-Rand PLC (Ireland)†	20,289	1,734,912
Jacobs Engineering Group, Inc.†	1,099	65,006
Johnson Controls International PLC (Ireland)†	14,689	517,640
L3 Technologies, Inc.	6,513	1,354,704
Lockheed Martin Corp.†	4,065	1,373,685
Masco Corp.†	35,667	1,442,373
Northrop Grumman Corp.†	2,746	958,684
PACCAR, Inc.(b)	4,544	300,676
Pentair PLC (Ireland)†	16,353	1,114,130
Raytheon Co.†	33,008	7,123,787
Rockwell Automation, Inc.†	1,005	175,071
Rockwell Collins, Inc.†	13,791	1,859,716
Roper Technologies, Inc.†	1,625	456,121
Snap-on, Inc.(b)	6,497	958,567
Stanley Black & Decker, Inc.(a)	17,655	2,704,746
Textron, Inc.	4,147	244,549
TransDigm Group, Inc.(b)	823	252,612
United Technologies Corp.†	41,329	5,200,015
WW Grainger, Inc.(b)	6,456	1,822,335
Xylem, Inc.†(b)	20,619	1,586,013

		98,924,878

Commercial & Professional Services — 0.8%
Cintas Corp.†	3,950	673,791
Nielsen Holdings PLC (United Kingdom)†(b)	40,794	1,296,841
Republic Services, Inc.†	5,261	348,436
Robert Half International, Inc.†	7,557	437,475
Waste Management, Inc.†	2,465	207,356

		2,963,899

Consumer Durables & Apparel — 2.5%
DR Horton, Inc.†	5,959	261,243
Garmin Ltd. (Switzerland)	2,984	175,847
Hanesbrands, Inc.(b)	41,273	760,249
Hasbro, Inc.	1,975	166,492
Leggett & Platt, Inc.(b)	3,792	168,213
Lennar Corp., Class A	3,806	224,326
Mattel, Inc.(b)	39,402	518,136

The accompanying notes are an integral part of the financial statements.

14

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Michael Kors Holdings Ltd. (British Virgin Islands)†*	17,888	$1,110,487
Newell Brands, Inc.†(b)	55,609	1,416,917
PulteGroup, Inc.	4,548	134,121
PVH Corp.†	476	72,081
Ralph Lauren Corp.(b)	9,318	1,041,752
Under Armour, Inc., Class C(b)*	7,008	100,565
VF Corp.(a)	45,365	3,362,454

		9,512,883

Consumer Services — 4.1%
H&R Block, Inc.(b)	3,316	84,260
Hilton Worldwide Holdings, Inc.†	20,744	1,633,797
Marriott International, Inc., Class A(a)	27,080	3,682,338
McDonald’s Corp.†(a)	33,064	5,170,548
Royal Caribbean Cruises Ltd. (Liberia)†	3,365	396,195
Wyndham Worldwide Corp.†	11,450	1,310,224
Yum! Brands, Inc.†	39,423	3,356,080

		15,633,442

Diversified Financials — 13.1%
American Express Co.†	43,274	4,036,599
Bank of New York Mellon Corp. (The)†	16,074	828,293
Berkshire Hathaway, Inc., Class B†*	48,187	9,612,343
BlackRock, Inc.†	18,458	9,999,068
Capital One Financial Corp.†	3,152	302,025
Cboe Global Markets, Inc.	1,788	204,011
Charles Schwab Corp. (The)†	20,644	1,078,030
CME Group, Inc.(b)	5,380	870,161
Discover Financial Services†	5,677	408,347
E*TRADE Financial Corp.†*	4,232	234,495
Franklin Resources, Inc.†	63,310	2,195,591
Goldman Sachs Group, Inc. (The)†	955	240,526
Intercontinental Exchange, Inc.†	49,903	3,618,966
Invesco Ltd. (Bermuda)†	46,646	1,493,138
Moody’s Corp.†(a)	21,578	3,480,531
Morgan Stanley†	24,135	1,302,325
Nasdaq, Inc.†	19,190	1,654,562
Northern Trust Corp.†	3,586	369,824
Raymond James Financial, Inc.†	2,303	205,911
S&P Global, Inc.†	22,531	4,304,773
State Street Corp.†	6,834	681,555

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Synchrony Financial†	154	$5,164
T Rowe Price Group, Inc.†	28,091	3,032,985

		50,159,223

Energy — 10.7%
Andeavor	17,569	1,766,739
Apache Corp.(b)	43,660	1,680,037
Cabot Oil & Gas Corp.(b)	52,790	1,265,904
Chevron Corp.†	17,392	1,983,384
ConocoPhillips†(b)	134,907	7,998,636
Exxon Mobil Corp.†	72,506	5,409,673
Hess Corp.(b)	36,119	1,828,344
Marathon Oil Corp.†	13,482	217,465
Marathon Petroleum Corp.†	55,700	4,072,227
National Oilwell Varco, Inc.(b)	6,029	221,927
Noble Energy, Inc.†(b)	35,160	1,065,348
ONEOK, Inc.†	615	35,006
Phillips 66†(a)	57,534	5,518,661
Schlumberger Ltd. (Curacao)†	21,952	1,422,051
TechnipFMC PLC (United Kingdom)†	53,522	1,576,223
Valero Energy Corp.†(b)	49,729	4,613,359

		40,674,984

Food & Staples Retailing — 5.5%
CVS Health Corp.†	61,692	3,837,859
Kroger Co. (The)†	99,709	2,387,033
Sysco Corp.†(b)	8,270	495,869
Walgreens Boots Alliance, Inc.†	68,876	4,509,312
Walmart, Inc.†	108,146	9,621,750

		20,851,823

Food, Beverage & Tobacco — 9.6%
Altria Group, Inc.†	133,369	8,311,556
Campbell Soup Co.(b)	4,774	206,762
Coca-Cola Co. (The)†	69,806	3,031,675
Conagra Brands, Inc.†	14,836	547,152
Dr Pepper Snapple Group, Inc.†	11,683	1,383,034
General Mills, Inc.†(b)	63,847	2,876,946
Hershey Co. (The)(b)	24,167	2,391,566
Hormel Foods Corp.(b)	5,313	182,342
JM Smucker Co. (The)(b)	1,801	223,342
Kraft Heinz Co. (The)†	64,112	3,993,536
McCormick & Co., Inc., non-voting shares(b)	3,075	327,149
Molson Coors Brewing Co., Class B†	3,416	257,327
PepsiCo, Inc.†(a)	48,013	5,240,619

The accompanying notes are an integral part of the financial statements.

15

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Philip Morris International, Inc.†(b)	47,870	$4,758,278
Tyson Foods, Inc., Class A†	42,177	3,086,935

		36,818,219

Health Care Equipment & Services — 9.4%
Abbott Laboratories†	109,770	6,577,418
Aetna, Inc.†	18,002	3,042,338
AmerisourceBergen Corp.†	5,560	479,328
Anthem, Inc.†	3,138	689,419
Baxter International, Inc.†	8,588	558,563
Centene Corp.†*	1,350	144,274
Cigna Corp.†(a)	27,836	4,669,211
Danaher Corp.(b)	11,049	1,081,808
Envision Healthcare Corp.(b)*	1,919	73,747
Express Scripts Holding Co.†*	55,707	3,848,240
Humana, Inc.†	11,495	3,090,201
Laboratory Corp. of America Holdings†*	11,841	1,915,282
Medtronic PLC (Ireland)†	21,496	1,724,409
Quest Diagnostics, Inc.†	15,038	1,508,311
UnitedHealth Group, Inc.†	26,939	5,764,946
Universal Health Services, Inc., Class B	1,499	177,497
Varian Medical Systems, Inc.(b)*	5,613	688,434

		36,033,426

Household & Personal Products — 5.1%
Church & Dwight Co., Inc.	6,661	335,448
Colgate-Palmolive Co.†	13,540	970,547
Estee Lauder Cos., Inc. (The), Class A†(a)	42,763	6,402,476
Kimberly-Clark Corp.†	11,899	1,310,437
Procter & Gamble Co. (The)†(a)	131,555	10,429,680

		19,448,588

Insurance — 5.3%
Aflac, Inc.†	12,387	542,055
Allstate Corp. (The)†	14,612	1,385,218
Aon PLC (United Kingdom)†(a)	28,377	3,982,144
Arthur J Gallagher & Co.	2,871	197,324
Brighthouse Financial, Inc.†*	1,889	97,095
Hartford Financial Services Group, Inc. (The)†	34,548	1,779,913
Loews Corp.	5,267	261,928
Marsh & McLennan Cos., Inc.†(a)	58,303	4,815,245
MetLife, Inc.†	5,734	263,133

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Progressive Corp. (The)†	66,668	$4,062,081
Prudential Financial, Inc.†	7,002	725,057
Torchmark Corp.†	13,133	1,105,405
Travelers Cos., Inc. (The)†	6,775	940,776

		20,157,374

Materials — 7.9%
Air Products & Chemicals, Inc.†	4,146	659,338
Avery Dennison Corp.†	10,095	1,072,594
Eastman Chemical Co.(b)	16,380	1,729,400
Ecolab, Inc.	4,588	628,877
Freeport-McMoRan, Inc.†	165,953	2,915,794
International Flavors & Fragrances, Inc.†	6,279	859,658
International Paper Co.†	47,325	2,528,575
LyondellBasell Industries NV, Class A (Netherlands)†	45,215	4,778,321
Monsanto Co.†	50,509	5,893,895
Packaging Corp. of America	1,495	168,486
PPG Industries, Inc.†(a)	28,787	3,212,629
Praxair, Inc.	4,548	656,276
Sealed Air Corp.(b)	19,322	826,788
Sherwin-Williams Co. (The)(a)	10,717	4,202,350

		30,132,981

Media — 5.1%
CBS Corp., Class B, non-voting shares†	46,187	2,373,550
Discovery, Inc., Class A(b)*	65,098	1,395,050
Interpublic Group of Cos., Inc. (The)(b)	43,918	1,011,432
News Corp., Class A†(b)	66,785	1,055,203
Omnicom Group, Inc.(b)	26,371	1,916,381
Time Warner, Inc.†	89,395	8,454,979
Twenty-First Century Fox, Inc., Class A	50,297	1,845,397
Viacom, Inc., Class B(b)	46,130	1,432,798

		19,484,790

Pharmaceuticals, Biotechnology & Life Sciences — 22.2%
AbbVie, Inc.†(b)	123,707	11,708,867
Amgen, Inc.†	48,956	8,346,019
Biogen Inc.†*	24,228	6,634,111
Bristol-Myers Squibb Co.†	13,474	852,230
Celgene Corp.†*	87,022	7,763,233
Eli Lilly & Co.†	17,458	1,350,725
Gilead Sciences, Inc.†(a)(b)	90,194	6,799,726

The accompanying notes are an integral part of the financial statements.

16

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Johnson & Johnson†(a)	116,379	$14,913,969
Merck & Co., Inc.†	167,118	9,102,917
Pfizer, Inc.†(a)	337,826	11,989,445
Waters Corp.(b)*	3,604	715,935
Zoetis, Inc.†	55,714	4,652,676

		84,829,853

Real Estate — 2.4%
Alexandria Real Estate Equities, Inc., REIT(b)	10,588	1,322,335
AvalonBay Communities, Inc., REIT(b)	2,190	360,167
CBRE Group, Inc., Class A(b)*	38,906	1,837,141
Equity Residential, REIT	9,304	573,312
Mid-America Apartment Communities, Inc., REIT†	8,496	775,175
Prologis, Inc., REIT	8,396	528,864
Realty Income Corp., REIT(b)	4,508	233,199
Ventas, Inc., REIT	5,649	279,795
Welltower, Inc., REIT(b)	5,896	320,919
Weyerhaeuser Co., REIT†	86,556	3,029,460

		9,260,367

Retailing — 7.0%
Advance Auto Parts, Inc.(b)	6,119	725,407
Amazon.com, Inc.†*	2,805	4,059,789
AutoZone, Inc.†*	694	450,191
Best Buy Co., Inc.(b)	10,043	702,910
Booking Holdings, Inc.†(a)*	3,747	7,795,221
Dollar General Corp.†	4	374
Dollar Tree, Inc.†*	3,762	357,014
Foot Locker, Inc.(b)	1,901	86,572
Gap, Inc. (The)(b)	6,170	192,504
Home Depot, Inc. (The)†	24,599	4,384,526
Kohl’s Corp.(b)	16,817	1,101,682
L Brands, Inc.(b)	4,473	170,913
Macy’s, Inc.(b)	4,808	142,990
O’Reilly Automotive, Inc.(b)*	2,700	667,926
Ross Stores, Inc.†	17,149	1,337,279
Target Corp.(b)	22,849	1,586,406
Tiffany & Co.	4,983	486,640
TJX Cos., Inc. (The)	22,740	1,854,674
Tractor Supply Co.(b)	8,920	562,138
Ulta Beauty, Inc.*	357	72,924

		26,738,080

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc.(b)*	16,934	$170,187
Analog Devices, Inc.(b)	5,854	533,475
Applied Materials, Inc.†	57,574	3,201,690
Intel Corp.†	80,001	4,166,452
KLA-Tencor Corp.	4,254	463,729
Lam Research Corp.	11,394	2,314,805
Microchip Technology, Inc.(b)	2	183
Micron Technology, Inc.†(a)*	144,919	7,556,077
Qorvo, Inc.(b)*	2,006	141,323
QUALCOMM, Inc.†	26,857	1,488,146
Skyworks Solutions, Inc.	3,438	344,694
Texas Instruments, Inc.†(a)(b)	93,143	9,676,626

		30,057,387

Software & Services — 17.9%
Accenture PLC, Class A (Ireland)†(a)	56,595	8,687,332
Alliance Data Systems Corp.(a)	6,349	1,351,448
Alphabet, Inc., Class A†*	11,020	11,429,283
CA, Inc.†(b)	47,241	1,601,470
Citrix Systems, Inc.†*	2,279	211,491
Cognizant Technology Solutions Corp., Class A†	9,327	750,824
CSRA, Inc.†	2,598	107,116
DXC Technology Co.(a)	32,726	3,289,945
eBay, Inc.†*	16,321	656,757
Facebook, Inc., Class A†*	36,159	5,777,847
Fidelity National Information Services, Inc.	8,801	847,536
Fiserv, Inc.*	6,585	469,576
Gartner, Inc.(b)*	1,440	169,373
International Business Machines Corp.†	57,333	8,796,602
Mastercard, Inc., Class A†	17,533	3,071,080
Microsoft Corp.†	122,213	11,154,381
Oracle Corp.†	68,696	3,142,842
Paychex, Inc.	38,425	2,366,596
Total System Services, Inc.†	2,869	247,480
Visa, Inc., Class A(b)	35,796	4,281,918

		68,410,897

Technology Hardware & Equipment — 12.1%
Amphenol Corp., Class A	5,440	468,547
Apple, Inc.†	136,172	22,846,938
Cisco Systems, Inc.†	206,118	8,840,401
F5 Networks, Inc.†*	2,824	408,379
FLIR Systems, Inc.	2,202	110,122

The accompanying notes are an integral part of the financial statements.

17

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Hewlett Packard Enterprise Co.†	106,103	$1,861,047
HP, Inc.†(b)	186,010	4,077,339
IPG Photonics Corp.*	850	198,373
Juniper Networks, Inc.†	18,751	456,212
Motorola Solutions, Inc.†	18,475	1,945,418
NetApp, Inc.†	30,715	1,894,808
Seagate Technology PLC (Ireland)	32,663	1,911,439
Western Digital Corp.†	12,686	1,170,537
Xerox Corp.	4,038	116,214

		46,305,774

Telecommunication Services — 3.4%
AT&T, Inc.†	97,381	3,471,633
Verizon Communications, Inc.†(a)	195,129	9,331,069

		12,802,702

Transportation — 2.1%
Alaska Air Group, Inc.	3,693	228,818
Delta Air Lines, Inc.	11,217	614,804
Expeditors International of Washington, Inc.†(b)	20,214	1,279,546
JB Hunt Transport Services, Inc.†(b)	539	63,144
Kansas City Southern†	1,634	179,495
Norfolk Southern Corp.†(a)	17,661	2,398,011
Union Pacific Corp.†	24,146	3,245,947

		8,009,765

Utilities — 5.3%
AES Corp.†	10,475	119,101
Consolidated Edison, Inc.	4,918	383,309
Duke Energy Corp.†	45,584	3,531,392
Exelon Corp.†	15,280	596,073
FirstEnergy Corp.(b)	51,040	1,735,870
NextEra Energy, Inc.†(a)	41,941	6,850,224
NRG Energy, Inc.(b)	36,302	1,108,300
Pinnacle West Capital Corp.†	1,772	141,406
SCANA Corp.	4,624	173,631
Southern Co. (The)(b)	112,888	5,041,578
Xcel Energy, Inc.(b)	8,053	366,250

		20,047,134

TOTAL COMMON STOCKS (Cost $709,511,858)		731,245,702

TOTAL LONG POSITIONS - 191.5%		731,245,702

(Cost $709,511,858)

Number of Shares		Value
SHORT POSITIONS — (92.6)%
COMMON STOCKS — (92.6)%
Automobiles & Components — (1.1)%
Ford Motor Co.	(330,756)	$(3,664,776)
Harley-Davidson, Inc.	(14,013)	(600,877)

		(4,265,653)

Banks — (2.0)%
Fifth Third Bancorp	(57,771)	(1,834,229)
M&T Bank Corp.	(2,438)	(449,470)
Regions Financial Corp.	(97,865)	(1,818,332)
SVB Financial Group*	(779)	(186,968)
US Bancorp	(66,790)	(3,372,895)

		(7,661,894)

Capital Goods — (1.0)%
Fortive Corp.	(4,147)	(321,475)
Parker-Hannifin Corp.	(10,953)	(1,873,292)
Quanta Services, Inc.*	(12,808)	(439,955)
United Rentals, Inc.*	(7,032)	(1,214,637)

		(3,849,359)

Commercial & Professional Services — (0.9)%
Equifax, Inc.	(9,658)	(1,137,809)
IHS Markit Ltd. (Bermuda)*	(33,239)	(1,603,449)
Stericycle, Inc.*	(7,542)	(441,433)
Verisk Analytics, Inc.*	(3,735)	(388,440)

		(3,571,131)

Consumer Durables & Apparel — (2.8)%
Mohawk Industries, Inc.*	(6,197)	(1,439,067)
NIKE, Inc., Class B	(106,043)	(7,045,497)
Tapestry, Inc.	(23,714)	(1,247,593)
Whirlpool Corp.	(5,912)	(905,186)

		(10,637,343)

Consumer Services — (3.8)%
Carnival Corp. (Panama)	(26,896)	(1,763,840)
Chipotle Mexican Grill, Inc.*	(2,333)	(753,816)
Darden Restaurants, Inc.	(9,913)	(845,083)
MGM Resorts International	(47,151)	(1,651,228)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(18,459)	(977,773)
Starbucks Corp.	(117,204)	(6,784,940)
Wynn Resorts Ltd.	(8,576)	(1,563,919)

		(14,340,599)

Diversified Financials — (0.6)%
Affiliated Managers Group, Inc.	(4,588)	(869,793)
Ameriprise Financial, Inc.	(2,175)	(321,770)
Leucadia National Corp.	(28,594)	(649,942)
Navient Corp.	(21,904)	(287,380)

		(2,128,885)

The accompanying notes are an integral part of the financial statements.

18

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (7.4)%
Anadarko Petroleum Corp.	(44,197)	$(2,669,941)
Cimarex Energy Co.	(7,946)	(742,951)
Concho Resources, Inc.*	(12,433)	(1,869,053)
Devon Energy Corp.	(43,714)	(1,389,668)
EOG Resources, Inc.	(48,167)	(5,070,540)
EQT Corp.	(22,008)	(1,045,600)
Halliburton Co.	(69,701)	(3,271,765)
Helmerich & Payne, Inc.	(9,063)	(603,233)
Kinder Morgan, Inc.	(189,442)	(2,852,997)
Newfield Exploration Co.*	(16,628)	(406,056)
Occidental Petroleum Corp.	(61,394)	(3,988,154)
Pioneer Natural Resources Co.	(14,170)	(2,434,123)
Range Resources Corp.	(20,660)	(300,396)
Williams Cos., Inc. (The)	(68,777)	(1,709,796)

		(28,354,273)

Food & Staples Retailing — (1.6)%
Costco Wholesale Corp.	(33,378)	(6,289,417)

Food, Beverage & Tobacco — (4.5)%
Archer-Daniels-Midland Co.	(46,378)	(2,011,414)
Brown-Forman Corp., Class B	(39,998)	(2,175,891)
Constellation Brands, Inc., Class A	(14,823)	(3,378,458)
Kellogg Co.	(27,340)	(1,777,373)
Mondelez International, Inc., Class A	(120,404)	(5,024,459)
Monster Beverage Corp.*	(47,154)	(2,697,680)

		(17,065,275)

Health Care Equipment & Services — (8.1)%
Align Technology, Inc.*	(6,664)	(1,673,530)
Becton Dickinson and Co.	(22,168)	(4,803,806)
Boston Scientific Corp.*	(114,365)	(3,124,452)
Cardinal Health, Inc.	(26,228)	(1,643,971)
Cerner Corp.*	(28,535)	(1,655,030)
Cooper Cos., Inc. (The)	(4,071)	(931,486)
DaVita, Inc.*	(15,192)	(1,001,760)
DENTSPLY SIRONA, Inc.	(19,035)	(957,651)
Edwards Lifesciences Corp.*	(16,832)	(2,348,401)
HCA Healthcare, Inc.	(29,150)	(2,827,550)
Henry Schein, Inc.*	(12,798)	(860,154)
Hologic, Inc.*	(22,997)	(859,168)
IDEXX Laboratories, Inc.*	(7,252)	(1,387,960)
Intuitive Surgical, Inc.*	(3,092)	(1,276,470)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
McKesson Corp.	(17,152)	$(2,416,202)
ResMed, Inc.	(11,898)	(1,171,596)
Stryker Corp.	(1,270)	(204,368)
Zimmer Biomet Holdings, Inc.	(16,869)	(1,839,396)

		(30,982,951)

Household & Personal Products — (0.7)%
Clorox Co. (The)	(10,771)	(1,433,728)
Coty, Inc., Class A	(62,432)	(1,142,506)

		(2,576,234)

Insurance — (3.2)%
American International Group, Inc.	(60,623)	(3,299,104)
Assurant, Inc.	(4,365)	(399,005)
Chubb Ltd. (Switzerland)	(4,621)	(632,014)
Cincinnati Financial Corp.	(13,648)	(1,013,500)
Everest Re Group Ltd. (Bermuda)	(3,340)	(857,779)
Lincoln National Corp.	(18,160)	(1,326,770)
Principal Financial Group, Inc.	(21,357)	(1,300,855)
Unum Group	(18,430)	(877,452)
Willis Towers Watson PLC (Ireland)	(11,003)	(1,674,546)
XL Group Ltd. (Bermuda)	(16,539)	(913,945)

		(12,294,970)

Materials — (4.5)%
Albemarle Corp.	(9,204)	(853,579)
Ball Corp.	(8,382)	(332,849)
CF Industries Holdings, Inc.	(19,365)	(730,641)
DowDuPont, Inc.	(110,539)	(7,042,440)
FMC Corp.	(11,185)	(856,435)
Martin Marietta Materials, Inc.	(5,235)	(1,085,216)
Mosaic Co. (The)	(29,230)	(709,704)
Newmont Mining Corp.	(44,388)	(1,734,239)
Nucor Corp.	(26,476)	(1,617,419)
Vulcan Materials Co.	(11,018)	(1,257,925)
WestRock Co.	(13,033)	(836,328)

		(17,056,775)

Media — (2.9)%
Charter Communications, Inc., Class A*	(14,954)	(4,653,984)
Comcast Corp., Class A	(4,116)	(140,644)
DISH Network Corp., Class A*	(31,202)	(1,182,244)
Walt Disney Co. (The)	(51,207)	(5,143,231)

		(11,120,103)

Pharmaceuticals, Biotechnology & Life Sciences — (6.7)%
Agilent Technologies, Inc.	(7,674)	(513,391)

The accompanying notes are an integral part of the financial statements.

19

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Alexion Pharmaceuticals, Inc.*	(18,509)	$(2,063,013)
Allergan PLC (Ireland)	(2,581)	(434,356)
Illumina, Inc.*	(12,240)	(2,893,781)
Incyte Corp.*	(18,140)	(1,511,606)
IQVIA Holdings, Inc.*	(17,586)	(1,725,362)
Mettler-Toledo International, Inc.*	(2,065)	(1,187,437)
Mylan NV (Netherlands)*	(42,864)	(1,764,711)
Nektar Therapeutics*	(13,282)	(1,411,345)
PerkinElmer, Inc.	(9,190)	(695,867)
Perrigo Co. PLC (Ireland)	(11,724)	(977,078)
Regeneron Pharmaceuticals, Inc.*	(10,315)	(3,552,073)
Thermo Fisher Scientific, Inc.	(15,593)	(3,219,331)
Vertex Pharmaceuticals, Inc.*	(21,529)	(3,508,796)

		(25,458,147)

Real Estate — (9.6)%
American Tower Corp., REIT	(35,741)	(5,194,597)
Apartment Investment & Management Co., Class A, REIT	(13,089)	(533,377)
Boston Properties, Inc., REIT	(12,850)	(1,583,377)
Crown Castle International Corp., REIT	(33,829)	(3,707,997)
Digital Realty Trust, Inc., REIT	(16,492)	(1,737,927)
Duke Realty Corp., REIT	(29,673)	(785,741)
Equinix, Inc., REIT	(6,581)	(2,751,779)
Essex Property Trust, Inc., REIT	(5,379)	(1,294,618)
Extra Space Storage, Inc., REIT	(10,493)	(916,668)
Federal Realty Investment Trust, REIT	(6,086)	(706,645)
GGP, Inc., REIT	(79,684)	(1,630,335)
HCP, Inc., REIT	(36,776)	(854,306)
Host Hotels & Resorts, Inc., REIT	(61,542)	(1,147,143)
Iron Mountain, Inc., REIT	(23,573)	(774,609)
Kimco Realty Corp., REIT	(35,442)	(510,365)
Macerich Co. (The), REIT	(11,740)	(657,675)
Public Storage, REIT	(14,476)	(2,900,846)
Regency Centers Corp., REIT	(13,112)	(773,346)
SBA Communications Corp., REIT*	(9,695)	(1,657,069)
Simon Property Group, Inc., REIT	(25,910)	(3,999,208)
SL Green Realty Corp., REIT	(7,728)	(748,302)
UDR, Inc., REIT	(22,301)	(794,362)
Vornado Realty Trust, REIT	(15,820)	(1,064,686)

		(36,724,978)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (4.8)%
CarMax, Inc.*	(15,111)	$(935,975)
Expedia Group, Inc.	(13,127)	(1,449,352)
Genuine Parts Co.	(12,211)	(1,097,036)
LKQ Corp.*	(25,739)	(976,795)
Lowe’s Cos., Inc.	(69,111)	(6,064,490)
Netflix, Inc.*	(24,445)	(7,219,831)
Nordstrom, Inc.	(4,770)	(230,916)
TripAdvisor, Inc.*	(11,557)	(472,566)

		(18,446,961)

Semiconductors & Semiconductor Equipment — (3.4)%
Broadcom Ltd. (Singapore)	(21,009)	(4,950,771)
NVIDIA Corp.	(28,043)	(6,494,478)
Xilinx, Inc.	(21,217)	(1,532,716)

		(12,977,965)

Software & Services — (9.9)%
Activision Blizzard, Inc.	(63,074)	(4,254,972)
Adobe Systems, Inc.*	(1,457)	(314,829)
Akamai Technologies, Inc.*	(14,147)	(1,004,154)
ANSYS, Inc.*	(7,011)	(1,098,554)
Autodesk, Inc.*	(18,340)	(2,303,137)
Automatic Data Processing, Inc.	(36,862)	(4,183,100)
Cadence Design Systems, Inc.*	(23,511)	(864,499)
Electronic Arts, Inc.*	(25,562)	(3,099,137)
Global Payments, Inc.	(13,255)	(1,478,198)
Intuit, Inc.	(21,316)	(3,695,129)
PayPal Holdings, Inc.*	(34,485)	(2,616,377)
Red Hat, Inc.*	(14,207)	(2,124,088)
salesforce.com, Inc.*	(49,452)	(5,751,268)
Symantec Corp.	(51,738)	(1,337,427)
Synopsys, Inc.*	(12,403)	(1,032,426)
Take-Two Interactive Software, Inc.*	(8,826)	(863,006)
VeriSign, Inc.*	(8,912)	(1,056,607)
Western Union Co. (The)	(38,219)	(734,951)

		(37,811,859)

Technology Hardware & Equipment — (1.3)%
Corning, Inc.	(71,441)	(1,991,775)
TE Connectivity Ltd. (Switzerland)	(29,259)	(2,922,974)

		(4,914,749)

Telecommunication Services — (0.4)%
CenturyLink, Inc.	(89,024)	(1,462,664)

Transportation — (5.5)%
American Airlines Group, Inc.	(39,731)	(2,064,423)
CH Robinson Worldwide, Inc.	(4,529)	(424,413)

The accompanying notes are an integral part of the financial statements.

20

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CSX Corp.	(74,093)	$(4,127,721)
FedEx Corp.	(22,481)	(5,397,913)
Southwest Airlines Co.	(49,007)	(2,807,121)
United Continental Holdings, Inc.*	(23,894)	(1,659,916)
United Parcel Service, Inc., Class B	(43,288)	(4,530,522)

		(21,012,029)

Utilities — (5.9)%
Alliant Energy Corp.	(16,803)	(686,571)
Ameren Corp.	(20,201)	(1,143,983)
American Electric Power Co., Inc.	(40,967)	(2,809,927)
American Water Works Co., Inc.	(14,858)	(1,220,288)
CenterPoint Energy, Inc.	(4,334)	(118,752)
CMS Energy Corp.	(23,447)	(1,061,915)
Dominion Energy, Inc.	(13,839)	(933,164)
DTE Energy Co.	(10,540)	(1,100,376)
Edison International	(11,811)	(751,888)
Entergy Corp.	(15,030)	(1,184,063)
Eversource Energy	(26,385)	(1,554,604)
NiSource, Inc.	(28,061)	(670,939)
PG&E Corp.	(41,319)	(1,815,144)
PPL Corp.	(55,658)	(1,574,565)
Public Service Enterprise Group, Inc.	(42,049)	(2,112,542)
Sempra Energy	(20,929)	(2,327,723)
WEC Energy Group, Inc.	(26,276)	(1,647,505)

		(22,713,949)

TOTAL COMMON STOCK (Proceeds $359,434,190)		(353,718,163)

TOTAL SECURITES SOLD SHORT - (92.6)%		(353,718,163)

(Proceeds $359,434,190)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		4,253,208

NET ASSETS - 100.0%		$381,780,747

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

21

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 169.7%
COMMON STOCKS — 169.7%
Automobiles & Components — 2.7%
Aptiv PLC (Jersey)†	25	$2,124
BorgWarner, Inc.†	20	1,005
Cooper-Standard Holdings, Inc.*	46	5,649
Fiat Chrysler Automobiles NV (Netherlands)†	589	12,086
Ford Motor Co.†	379	4,199
General Motors Co.†	133	4,833
Gentex Corp.	24	552
Goodyear Tire & Rubber Co. (The)†	23	611
Harley-Davidson, Inc.†	16	686
Lear Corp.†	46	8,560
Magna International, Inc. (Canada)	59	3,325
Modine Manufacturing Co.†*	216	4,568
Standard Motor Products, Inc.†	79	3,758
Tenneco, Inc.†	118	6,475
Tower International, Inc.	59	1,637
Winnebago Industries, Inc.	74	2,782

		62,850

Banks — 6.3%
Bank of America Corp.†	980	29,390
BB&T Corp.†	75	3,903
Citigroup, Inc.†	245	16,538
Citizens Financial Group, Inc.†	47	1,973
Comerica, Inc.†	17	1,631
Fifth Third Bancorp†	67	2,127
Huntington Bancshares, Inc.†	103	1,555
JPMorgan Chase & Co.†	327	35,960
KeyCorp.†	102	1,994
M&T Bank Corp.†	15	2,765
People’s United Financial, Inc.†	33	616
PNC Financial Services Group, Inc. (The)†	46	6,957
Regions Financial Corp.†	112	2,081
SunTrust Banks, Inc.†	45	3,062
SVB Financial Group*	5	1,200
US Bancorp†	158	7,979
Wells Fargo & Co.†	466	24,423
Zions Bancorporation†	19	1,002

		145,156

Capital Goods — 18.3%
3M Co.†	57	12,513
AAR Corp.	44	1,941
Acuity Brands, Inc.†	3	418

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Advanced Drainage Systems, Inc.	161	$4,170
Aegion Corp.*	60	1,375
AGCO Corp.†	77	4,993
Allegion PLC (Ireland)†	9	768
Allison Transmission Holdings, Inc.†	285	11,132
Altra Industrial Motion Corp.	100	4,595
AMETEK, Inc.†	23	1,747
AO Smith Corp.†	17	1,081
Arconic, Inc.†	45	1,037
Argan, Inc.†	148	6,357
Armstrong World Industries, Inc.*	23	1,295
Atkore International Group, Inc.*	148	2,938
Beacon Roofing Supply, Inc.*	3	159
Boeing Co. (The)†	57	18,689
Builders FirstSource, Inc.†*	566	11,229
Caterpillar, Inc.†	57	8,401
Colfax Corp.*	36	1,148
Columbus McKinnon Corp.	39	1,398
Continental Building Products, Inc.*	44	1,256
Crane Co.†	111	10,294
CSW Industrials, Inc.†*	23	1,036
Cummins, Inc.†	16	2,593
Curtiss-Wright Corp.†	84	11,346
Deere & Co.†	31	4,815
Douglas Dynamics, Inc.	54	2,341
Dover Corp.†	16	1,572
Eaton Corp. PLC (Ireland)†	42	3,356
EMCOR Group, Inc.†	85	6,624
Emerson Electric Co.†	61	4,166
Encore Wire Corp.†	49	2,778
Engility Holdings, Inc.†*	82	2,001
Fastenal Co.†	27	1,474
Flowserve Corp.†	13	563
Fluor Corp.†	14	801
Fortive Corp.†	33	2,558
Fortune Brands Home & Security, Inc.†	14	824
Foundation Building Materials, Inc.*	48	716
Gardner Denver Holdings, Inc.†*	98	3,007
Generac Holdings, Inc.†*	260	11,937
General Cable Corp.	171	5,062
General Dynamics Corp.†	29	6,406
General Electric Co.†	827	11,148

The accompanying notes are an integral part of the financial statements.

22

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Gorman-Rupp Co. (The)	16	$468
Graco, Inc.	5	229
Granite Construction, Inc.†	94	5,251
Harris Corp.†	12	1,935
Harsco Corp.†*	233	4,811
Hillenbrand, Inc.†	105	4,820
Honeywell International, Inc.†	72	10,405
Hubbell, Inc.†	79	9,621
Huntington Ingalls Industries, Inc.†	4	1,031
IDEX Corp.	2	285
Illinois Tool Works, Inc.†	33	5,170
Ingersoll-Rand PLC (Ireland)†	24	2,052
Jacobs Engineering Group, Inc.†	14	828
Johnson Controls International PLC (Ireland)†	89	3,136
L3 Technologies, Inc.†	7	1,456
Lockheed Martin Corp.†	28	9,462
Lydall, Inc.*	1	48
Manitowoc Co., Inc. (The)†*	416	11,839
Masco Corp.†	30	1,213
Milacron Holdings Corp.*	183	3,686
MSC Industrial Direct Co., Inc., Class A†	45	4,127
Navistar International Corp.†*	46	1,609
NN, Inc.†	64	1,536
Northrop Grumman Corp.†	17	5,935
Orbital ATK, Inc.†	44	5,835
Owens Corning†	147	11,819
PACCAR, Inc.†	34	2,250
Parker-Hannifin Corp.†	13	2,223
Pentair PLC (Ireland)†	18	1,226
Ply Gem Holdings, Inc.*	130	2,808
Quanta Services, Inc.†*	14	481
Raytheon Co.†	28	6,043
Rockwell Automation, Inc.†	13	2,265
Rockwell Collins, Inc.†	15	2,023
Roper Technologies, Inc.†	9	2,526
Snap-on, Inc.†	6	885
Spartan Motors, Inc.	171	2,941
SPX FLOW, Inc.†*	183	9,002
Standex International Corp.	18	1,716
Stanley Black & Decker, Inc.†	15	2,298
Teledyne Technologies, Inc.†*	63	11,792
Tennant Co.	33	2,234

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Terex Corp.†	163	$6,098
Textron, Inc.†	25	1,474
Titan International, Inc.	31	391
TPI Composites, Inc.†*	4	90
TransDigm Group, Inc.†	4	1,228
TriMas Corp.†*	72	1,890
Tutor Perini Corp.*	251	5,535
United Rentals, Inc.†*	8	1,382
United Technologies Corp.†	76	9,562
Univar, Inc.*	113	3,136
Universal Forest Products, Inc.†	203	6,587
Watsco, Inc.†	50	9,048
Watts Water Technologies, Inc., Class A†	75	5,828
Welbilt, Inc.†*	144	2,801
WESCO International, Inc.†*	78	4,840
WW Grainger, Inc.†	6	1,694
Xylem, Inc.†	17	1,308

		420,270

Commercial & Professional Services — 3.8%
ACCO Brands Corp.†	328	4,116
Cintas Corp.†	11	1,876
Clean Harbors, Inc.†*	56	2,733
Covanta Holding Corp.†	513	7,438
Deluxe Corp.†	35	2,590
Equifax, Inc.†	12	1,414
FTI Consulting, Inc.†*	148	7,165
HNI Corp.	11	397
ICF International, Inc.†	59	3,449
IHS Markit Ltd. (Bermuda)†*	37	1,785
Interface, Inc.	228	5,746
Kforce, Inc.	77	2,083
Knoll, Inc.	36	727
Korn/Ferry International†	144	7,429
LSC Communications, Inc.	63	1,099
ManpowerGroup, Inc.†	41	4,719
Matthews International Corp., Class A	3	152
Navigant Consulting, Inc.†*	193	3,713
Nielsen Holdings PLC (United Kingdom)†	33	1,049
Quad/Graphics, Inc.†	119	3,017
Republic Services, Inc.†	31	2,053

The accompanying notes are an integral part of the financial statements.

23

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Robert Half International, Inc.†	12	$695
RR Donnelley & Sons Co.	203	1,772
SP Plus Corp.†*	92	3,275
Steelcase, Inc., Class A	445	6,052
Stericycle, Inc.†*	8	468
UniFirst Corp.	10	1,616
US Ecology, Inc.	49	2,612
Verisk Analytics, Inc.†*	16	1,664
Viad Corp.†	9	472
Waste Management, Inc.†	41	3,449

		86,825

Consumer Durables & Apparel — 3.6%
Acushnet Holdings Corp.†	114	2,632
Carter’s, Inc.†	85	8,848
Columbia Sportswear Co.†	7	535
Deckers Outdoor Corp.†*	65	5,852
DR Horton, Inc.†	35	1,534
Fossil Group, Inc.*	259	3,289
Garmin Ltd. (Switzerland)†	17	1,002
G-III Apparel Group Ltd.*	89	3,354
Gildan Activewear, Inc. (Canada)†	53	1,531
Hanesbrands, Inc.	34	626
Hasbro, Inc.†	12	1,012
Helen Of Troy Ltd. (Bermuda)†*	70	6,090
La-Z-Boy, Inc.	44	1,318
Leggett & Platt, Inc.†	13	577
Lennar Corp., Class A†	23	1,356
Mattel, Inc.†	33	434
Michael Kors Holdings Ltd. (British Virgin Islands)†*	14	869
Mohawk Industries, Inc.†*	7	1,626
Newell Brands, Inc.†	47	1,198
NIKE, Inc., Class B†	154	10,232
PulteGroup, Inc.†	28	826
PVH Corp.†	8	1,211
Ralph Lauren Corp.†	7	783
Steven Madden Ltd.	61	2,678
Tapestry, Inc.†	27	1,420
Tempur Sealy International, Inc.*	2	91
TopBuild Corp.†*	97	7,422
Under Armour, Inc., Class C†*	42	603
Universal Electronics, Inc.*	14	729
VF Corp.†	38	2,817
Vista Outdoor, Inc.†*	386	6,300

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Whirlpool Corp.†	7	$1,072
ZAGG, Inc.†*	211	2,574

		82,441

Consumer Services — 5.6%
Adtalem Global Education, Inc.†*	5	238
BJ’s Restaurants, Inc.	68	3,053
Boyd Gaming Corp.†	322	10,259
Brinker International, Inc.†	109	3,935
Carnival Corp. (Panama)†	68	4,459
Chipotle Mexican Grill, Inc.†*	2	646
Choice Hotels International, Inc.†	93	7,454
Cracker Barrel Old Country Store, Inc.†	35	5,572
Darden Restaurants, Inc.†	11	938
Denny’s Corp.*	92	1,420
Dine Brands Global, Inc.	24	1,574
Dunkin’ Brands Group, Inc.†	134	7,998
Graham Holdings Co., Class B	2	1,204
H&R Block, Inc.†	20	508
Hilton Worldwide Holdings, Inc.†	31	2,442
Hyatt Hotels Corp., Class A†	150	11,439
Jack in the Box, Inc.†	89	7,594
Las Vegas Sands Corp.	34	2,445
Laureate Education, Inc., Class A*	50	688
Marriott International, Inc., Class A†	34	4,623
McDonald’s Corp.†	76	11,885
MGM Resorts International†	54	1,891
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	21	1,112
Regis Corp.†*	115	1,740
Restaurant Brands International, Inc. (Canada)†	88	5,009
Royal Caribbean Cruises Ltd. (Liberia)†	20	2,355
Ruth’s Hospitality Group, Inc.	28	685
Six Flags Entertainment Corp.	48	2,988
Starbucks Corp.†	134	7,757
Stars Group, Inc. (The) (Canada)†*	185	5,097
Vail Resorts, Inc.	21	4,656
Wyndham Worldwide Corp.†	9	1,030
Wynn Resorts Ltd.†	9	1,641
Yum! Brands, Inc.†	33	2,809

		129,144

The accompanying notes are an integral part of the financial statements.

24

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 6.1%
Affiliated Managers Group, Inc.†	5	$948
American Express Co.†	82	7,649
Ameriprise Financial, Inc.†	13	1,923
Bank of New York Mellon Corp. (The)†	97	4,998
Berkshire Hathaway, Inc., Class B†*	236	47,077
BlackRock, Inc.†	15	8,126
Capital One Financial Corp.†	46	4,408
Cboe Global Markets, Inc.†	10	1,141
Charles Schwab Corp. (The)†	128	6,684
CME Group, Inc.†	32	5,176
Discover Financial Services†	34	2,446
E*TRADE Financial Corp.†*	25	1,385
Franklin Resources, Inc.†	53	1,838
Goldman Sachs Group, Inc. (The)†	37	9,319
Intercontinental Exchange, Inc.†	55	3,989
Invesco Ltd. (Bermuda)†	38	1,216
Leucadia National Corp.†	34	773
Moody’s Corp.†	18	2,903
Morgan Stanley†	170	9,173
Nasdaq, Inc.†	15	1,293
Navient Corp.†	26	341
Northern Trust Corp.†	22	2,269
Raymond James Financial, Inc.†	14	1,252
S&P Global, Inc.†	25	4,776
State Street Corp.†	36	3,590
Synchrony Financial†	73	2,448
T Rowe Price Group, Inc.†	24	2,591

		139,732

Energy — 10.1%
Anadarko Petroleum Corp.†	51	3,081
Andeavor†	15	1,508
Apache Corp.†	37	1,424
Bristow Group, Inc.	145	1,885
Cabot Oil & Gas Corp.†	44	1,055
Cameco Corp. (Canada)	651	5,918
Cenovus Energy, Inc. (Canada)	538	4,595
Chevron Corp.†	182	20,755
Cimarex Energy Co.†	9	842
Concho Resources, Inc.†*	14	2,105
ConocoPhillips†	113	6,700
Core Laboratories NV (Netherlands)	5	541
Devon Energy Corp.†	50	1,590

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
DHT Holdings, Inc. (Marshall Islands)	149	$507
Diamond Offshore Drilling, Inc.†*	383	5,615
Dril-Quip, Inc.†*	156	6,989
Enbridge, Inc. (Canada)†	322	10,133
EOG Resources, Inc.†	55	5,790
EQT Corp.†	26	1,235
Exterran Corp.†*	34	908
Exxon Mobil Corp.†	404	30,142
Fairmount Santrol Holdings, Inc.†*	1,787	7,595
Frank’s International NV (Netherlands)†	643	3,491
Gener8 Maritime, Inc. (Marshall Islands)†*	5	28
Halliburton Co.†	84	3,943
Helmerich & Payne, Inc.†	11	732
Hess Corp.†	31	1,569
HollyFrontier Corp.	41	2,003
Kinder Morgan, Inc.†	217	3,268
Mammoth Energy Services, Inc.*	111	3,559
Marathon Oil Corp.†	81	1,307
Marathon Petroleum Corp.†	46	3,363
National Oilwell Varco, Inc.†	36	1,325
Newfield Exploration Co.†*	19	464
Newpark Resources, Inc.*	83	672
Noble Corp. PLC (United Kingdom)*	160	594
Noble Energy, Inc.†	47	1,424
Occidental Petroleum Corp.†	73	4,742
ONEOK, Inc.†	38	2,163
Par Pacific Holdings, Inc.†*	73	1,253
Phillips 66†	48	4,604
Pioneer Natural Resources Co.†	16	2,748
Range Resources Corp.†	24	349
Rowan Cos. PLC, Class A (United Kingdom)†*	843	9,728
RPC, Inc.†	464	8,366
Schlumberger Ltd. (Curacao)†	132	8,551
SEACOR Holdings, Inc.†*	58	2,964
Superior Energy Services, Inc.†*	1,102	9,290
TechnipFMC PLC (United Kingdom)†	44	1,296
Transocean Ltd. (Switzerland)†*	643	6,366
Valero Energy Corp.†	41	3,804
Weatherford International PLC (Ireland)*	2,593	5,938
Williams Cos., Inc. (The)†	79	1,964

The accompanying notes are an integral part of the financial statements.

25

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
World Fuel Services Corp.†	361	$8,863

		231,644

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.†	41	7,726
CVS Health Corp.†	97	6,034
Ingles Markets, Inc., Class A†	54	1,828
Kroger Co. (The)†	83	1,987
Sprouts Farmers Market, Inc.†*	272	6,384
Sysco Corp.†	50	2,998
US Foods Holding Corp.†*	357	11,699
Walgreens Boots Alliance, Inc.†	95	6,220
Walmart, Inc.†	281	25,001
Weis Markets, Inc.†	74	3,033

		72,910

Food, Beverage & Tobacco — 6.6%
Altria Group, Inc.†	182	11,342
Archer-Daniels-Midland Co.†	54	2,342
Brown-Forman Corp., Class B	46	2,502
Campbell Soup Co.†	29	1,256
Coca-Cola Co. (The)†	420	18,241
Conagra Brands, Inc.†	39	1,438
Constellation Brands, Inc., Class A†	19	4,330
Dean Foods Co.	216	1,862
Dr Pepper Snapple Group, Inc.†	17	2,012
General Mills, Inc.†	55	2,478
Hershey Co. (The)†	21	2,078
Hormel Foods Corp.	51	1,750
Hostess Brands, Inc.*	378	5,591
Ingredion, Inc.†	84	10,829
JM Smucker Co. (The)†	11	1,364
John B Sanfilippo & Son, Inc.†	49	2,836
Kellogg Co.†	33	2,145
Kraft Heinz Co. (The)†	117	7,288
Lancaster Colony Corp.†	4	493
McCormick & Co., Inc., non-voting shares†	13	1,383
Molson Coors Brewing Co., Class B†	21	1,582
Mondelez International, Inc., Class A†	141	5,884
Monster Beverage Corp.†*	53	3,032
National Beverage Corp.†	31	2,760
PepsiCo, Inc.†	136	14,844
Philip Morris International, Inc.†	147	14,612
Pilgrim’s Pride Corp.†*	149	3,667

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Pinnacle Foods, Inc.	68	$3,679
SunOpta, Inc. (Canada)*	78	554
Tootsie Roll Industries, Inc.	61	1,796
TreeHouse Foods, Inc.†*	181	6,927
Tyson Foods, Inc., Class A†	35	2,562
Universal Corp.†	131	6,354

		151,813

Health Care Equipment & Services — 12.1%
Abbott Laboratories†	167	10,007
Addus HomeCare Corp.*	2	97
Aetna, Inc.†	32	5,408
Align Technology, Inc.†*	7	1,758
Allscripts Healthcare Solutions, Inc.*	121	1,494
Almost Family, Inc.*	83	4,648
AmerisourceBergen Corp.†	20	1,724
Analogic Corp.†	47	4,507
Anika Therapeutics, Inc.†*	42	2,088
Anthem, Inc.†	24	5,273
athenahealth, Inc.†*	12	1,716
Baxter International, Inc.†	52	3,382
Becton Dickinson and Co.†	26	5,634
Boston Scientific Corp.†*	130	3,552
Brookdale Senior Living, Inc.†*	1,329	8,918
Cardinal Health, Inc.†	31	1,943
Centene Corp.†*	16	1,710
Cerner Corp.†*	33	1,914
Cigna Corp.†	24	4,026
CONMED Corp.†	58	3,673
Cooper Cos., Inc. (The)†	5	1,144
CorVel Corp.*	12	607
Cotiviti Holdings, Inc.†*	291	10,022
Danaher Corp.†	67	6,560
DaVita, Inc.†*	17	1,121
DENTSPLY SIRONA, Inc.†	22	1,107
Edwards Lifesciences Corp.†*	20	2,790
Envision Healthcare Corp.†*	11	423
Express Scripts Holding Co.†*	53	3,661
Globus Medical, Inc., Class A*	2	100
Haemonetics Corp.†*	111	8,121
Halyard Health, Inc.†*	192	8,847
HCA Healthcare, Inc.†	33	3,201
Henry Schein, Inc.†*	14	941
Hill-Rom Holdings, Inc.†	85	7,395

The accompanying notes are an integral part of the financial statements.

26

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HMS Holdings Corp.†*	235	$3,957
Hologic, Inc.†*	26	971
Humana, Inc.†	13	3,495
ICU Medical, Inc.†*	54	13,630
IDEXX Laboratories, Inc.†*	9	1,723
Integer Holdings Corp.†*	76	4,298
Intuitive Surgical, Inc.†*	10	4,128
Invacare Corp.	227	3,950
Laboratory Corp. of America Holdings†*	10	1,618
Lantheus Holdings, Inc.†*	211	3,355
LeMaitre Vascular, Inc.	50	1,812
LifePoint Health, Inc.†*	94	4,418
Masimo Corp.†*	97	8,531
McKesson Corp.†	20	2,817
MEDNAX, Inc.†*	164	9,123
Medtronic PLC (Ireland)†	130	10,429
National HealthCare Corp.†	20	1,193
Natus Medical, Inc.*	70	2,356
Owens & Minor, Inc.	382	5,940
Quality Systems, Inc.†*	192	2,621
Quest Diagnostics, Inc.†	12	1,204
ResMed, Inc.†	13	1,280
Select Medical Holdings Corp.*	65	1,121
STERIS PLC (United Kingdom)†	73	6,815
Stryker Corp.†	36	5,793
Tabula Rasa HealthCare, Inc.*	93	3,608
Teleflex, Inc.†	13	3,315
Tenet Healthcare Corp.†*	215	5,214
UnitedHealth Group, Inc.†	92	19,688
Universal Health Services, Inc., Class B†	9	1,066
US Physical Therapy, Inc.	1	81
Varex Imaging Corp.†*	146	5,224
Varian Medical Systems, Inc.†*	9	1,104
Zimmer Biomet Holdings, Inc.†	19	2,072

		277,462

Household & Personal Products — 2.1%
Avon Products, Inc.*	1,807	5,132
Church & Dwight Co., Inc.†	24	1,209
Clorox Co. (The)†	13	1,730
Colgate-Palmolive Co.†	84	6,021
Coty, Inc., Class A†	72	1,318

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Energizer Holdings, Inc.†	55	$3,277
Estee Lauder Cos., Inc. (The), Class A†	35	5,240
Kimberly-Clark Corp.†	34	3,744
Procter & Gamble Co. (The)†	241	19,106
Spectrum Brands Holdings, Inc.	13	1,348

		48,125

Insurance — 2.4%
Aflac, Inc.†	75	3,282
Allstate Corp. (The)†	34	3,223
American International Group, Inc.†	86	4,680
Aon PLC (United Kingdom)†	24	3,368
Arthur J Gallagher & Co.†	18	1,237
Assurant, Inc.†	5	457
Brighthouse Financial, Inc.†*	11	565
Chubb Ltd. (Switzerland)†	44	6,018
Cincinnati Financial Corp.†	16	1,188
Everest Re Group Ltd. (Bermuda)†	3	770
Hartford Financial Services Group, Inc. (The)†	33	1,700
Lincoln National Corp.†	21	1,534
Loews Corp.†	32	1,591
Marsh & McLennan Cos., Inc.†	49	4,047
MetLife, Inc.†	99	4,543
Principal Financial Group, Inc.†	27	1,645
Progressive Corp. (The)†	56	3,412
Prudential Financial, Inc.†	40	4,142
Torchmark Corp.†	11	926
Travelers Cos., Inc. (The)†	25	3,472
Unum Group†	22	1,047
Willis Towers Watson PLC (Ireland)†	12	1,826
XL Group Ltd. (Bermuda)†	25	1,382

		56,055

Materials — 7.5%
Air Products & Chemicals, Inc.†	21	3,340
Albemarle Corp.†	10	927
American Vanguard Corp.	11	222
Avery Dennison Corp.†	9	956
Axalta Coating Systems Ltd. (Bermuda)*	23	694
Ball Corp.†	34	1,350
Celanese Corp., Class A	33	3,307
CF Industries Holdings, Inc.†	22	830
Chase Corp.†	8	932

The accompanying notes are an integral part of the financial statements.

27

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Chemours Co. (The)†	130	$6,332
Domtar Corp.	2	85
DowDuPont, Inc.†	222	14,144
Eastman Chemical Co.†	13	1,373
Ecolab, Inc.†	28	3,838
FMC Corp.†	13	995
Forterra, Inc.†*	200	1,664
Freeport-McMoRan, Inc.†	138	2,425
FutureFuel Corp.†	14	168
GCP Applied Technologies, Inc.*	122	3,544
Graphic Packaging Holding Co.†	322	4,943
Innospec, Inc.	70	4,802
International Flavors & Fragrances, Inc.†	8	1,095
International Paper Co.†	40	2,137
KapStone Paper and Packaging Corp.†	122	4,186
Koppers Holdings, Inc.*	67	2,754
Kraton Corp.†*	172	8,206
Kronos Worldwide, Inc.	232	5,243
LyondellBasell Industries NV, Class A (Netherlands)†	37	3,910
Martin Marietta Materials, Inc.†	5	1,036
Methanex Corp. (Canada)†	77	4,670
Minerals Technologies, Inc.	5	335
Monsanto Co.†	41	4,784
Mosaic Co. (The)†	33	801
Newmont Mining Corp.†	51	1,993
Norbord, Inc. (Canada)†	94	3,415
Nucor Corp.†	31	1,894
Owens-Illinois, Inc.*	26	563
Packaging Corp. of America†	8	902
Platform Specialty Products Corp.*	309	2,976
PolyOne Corp.†	127	5,400
PPG Industries, Inc.†	24	2,678
Praxair, Inc.†	27	3,896
Quaker Chemical Corp.	7	1,037
Scotts Miracle-Gro Co. (The)	4	343
Sealed Air Corp.†	17	727
Sensient Technologies Corp.	16	1,129
Sherwin-Williams Co. (The)†	9	3,529
Silgan Holdings, Inc.†	329	9,163
Stepan Co.†	53	4,409

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Summit Materials, Inc., Class A*	8	$242
Trinseo SA (Luxembourg)†	133	9,849
Tronox Ltd., Class A (Australia)	6	111
Verso Corp., Class A†*	330	5,557
Vulcan Materials Co.†	13	1,484
Westlake Chemical Corp.†	110	12,226
WestRock Co.†	24	1,540

		171,091

Media — 4.3%
AMC Entertainment Holdings, Inc., Class A	371	5,213
AMC Networks, Inc., Class A*	47	2,430
CBS Corp., Class B, non-voting shares†	39	2,004
Charter Communications, Inc., Class A†*	23	7,158
Comcast Corp., Class A†	443	15,137
Discovery, Inc., Class A†*	54	1,157
DISH Network Corp., Class A†*	44	1,667
Entravision Communications Corp., Class A†	433	2,035
Gannett Co., Inc.†	689	6,876
Interpublic Group of Cos., Inc. (The)†	37	852
John Wiley & Sons, Inc., Class A	87	5,542
Lions Gate Entertainment Corp., Class B (Canada)	130	3,130
Loral Space & Communications, Inc.†*	25	1,041
MDC Partners, Inc., Class A (Canada)†*	223	1,606
News Corp., Class A†	55	869
Omnicom Group, Inc.†	22	1,599
Shaw Communications, Inc., Class B (Canada)†	7	135
Time Warner, Inc.†	74	6,999
Twenty-First Century Fox, Inc., Class A†	176	6,457
Viacom, Inc., Class B†	38	1,180
Walt Disney Co. (The)†	144	14,463
WideOpenWest, Inc.*	60	429
World Wrestling Entertainment, Inc., Class A†	282	10,155

		98,134

The accompanying notes are an integral part of the financial statements.

28

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 9.8%
AbbVie, Inc.†	151	$14,292
Agilent Technologies, Inc.†	30	2,007
Alexion Pharmaceuticals, Inc.†*	21	2,341
Allergan PLC (Ireland)†	31	5,217
Amgen, Inc.†	70	11,934
ANI Pharmaceuticals, Inc.*	21	1,223
Biogen, Inc.†*	20	5,476
Bristol-Myers Squibb Co.†	156	9,867
Bruker Corp.†	336	10,053
Cambrex Corp.†*	124	6,485
Celgene Corp.†*	73	6,512
Charles River Laboratories International, Inc.*	1	107
ChemoCentryx, Inc.*	11	150
Corcept Therapeutics, Inc.†*	60	987
CytomX Therapeutics, Inc.*	37	1,053
Eli Lilly & Co.†	105	8,124
Enanta Pharmaceuticals, Inc.†*	30	2,427
Exelixis, Inc.*	51	1,130
Gilead Sciences, Inc.†	124	9,348
Halozyme Therapeutics, Inc.*	106	2,077
Illumina, Inc.†*	14	3,310
Incyte Corp.†*	20	1,667
Innoviva, Inc.†*	164	2,734
IQVIA Holdings, Inc.†*	20	1,962
Johnson & Johnson†	256	32,806
Luminex Corp.†	130	2,739
MacroGenics, Inc.*	34	855
Mallinckrodt PLC (Ireland)*	28	405
Merck & Co., Inc.†	257	13,999
Mettler-Toledo International, Inc.†*	2	1,150
Mylan NV (Netherlands)†*	50	2,058
Nektar Therapeutics*	15	1,594
PerkinElmer, Inc.†	11	833
Perrigo Co. PLC (Ireland)†	13	1,083
Pfizer, Inc.†	570	20,229
PRA Health Sciences, Inc.†*	100	8,296
Prestige Brands Holdings, Inc.†*	96	3,237
PTC Therapeutics, Inc.*	34	920
Regeneron Pharmaceuticals, Inc.†*	12	4,132
Repligen Corp.*	12	434
Sarepta Therapeutics, Inc.*	15	1,111
Sorrento Therapeutics, Inc.*	126	649
Thermo Fisher Scientific, Inc.†	39	8,052

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Vertex Pharmaceuticals, Inc.†*	24	$3,912
Waters Corp.†*	7	1,391
Zoetis, Inc.†	47	3,925

		224,293

Real Estate — 2.6%
Alexandria Real Estate Equities, Inc., REIT†	9	1,124
American Tower Corp., REIT†	40	5,814
Apartment Investment & Management Co., Class A, REIT†	14	570
AvalonBay Communities, Inc., REIT†	13	2,138
Boston Properties, Inc., REIT†	14	1,725
CBRE Group, Inc., Class A†*	32	1,511
Crown Castle International Corp., REIT†	38	4,165
Digital Realty Trust, Inc., REIT†	19	2,002
Duke Realty Corp., REIT†	34	900
Equinix, Inc., REIT†	7	2,927
Equity Residential, REIT†	35	2,157
Essex Property Trust, Inc., REIT†	6	1,444
Extra Space Storage, Inc., REIT†	12	1,048
Federal Realty Investment Trust, REIT†	7	813
GGP, Inc., REIT†	91	1,862
HCP, Inc., REIT†	45	1,045
Host Hotels & Resorts, Inc., REIT†	71	1,323
Iron Mountain, Inc., REIT†	26	854
Kimco Realty Corp., REIT†	40	576
Macerich Co. (The) REIT†	13	728
Mid-America Apartment Communities, Inc., REIT†	10	912
Prologis, Inc., REIT†	50	3,150
Public Storage, REIT†	17	3,407
Realty Income Corp., REIT†	27	1,397
Regency Centers Corp., REIT†	16	944
SBA Communications Corp., REIT†*	11	1,880
Simon Property Group, Inc., REIT†	29	4,476
SL Green Realty Corp., REIT†	8	775
UDR, Inc., REIT†	26	926
Ventas, Inc., REIT†	33	1,634
Vornado Realty Trust, REIT†	19	1,279

The accompanying notes are an integral part of the financial statements.

29

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Welltower, Inc., REIT†	36	$1,959
Weyerhaeuser Co., REIT†	71	2,485

		59,950

Retailing — 10.9%
1-800-Flowers.com, Inc., Class A*	93	1,097
Abercrombie & Fitch Co., Class A†	500	12,105
Advance Auto Parts, Inc.†	7	830
Amazon.com, Inc.†*	46	66,578
Asbury Automotive Group, Inc.†*	101	6,818
AutoNation, Inc.†*	97	4,538
AutoZone, Inc.†*	3	1,946
Bed Bath & Beyond, Inc.	25	525
Best Buy Co., Inc.†	29	2,030
Booking Holdings, Inc.†*	4	8,322
Boot Barn Holdings, Inc.*	101	1,791
CarMax, Inc.†*	17	1,053
Dick’s Sporting Goods, Inc.†	285	9,989
Dollar General Corp.†	26	2,432
Dollar Tree, Inc.†*	22	2,088
Expedia, Inc.†	15	1,656
Express, Inc.*	308	2,205
Foot Locker, Inc.†	12	546
Gap, Inc. (The)†	38	1,186
Genuine Parts Co.†	14	1,258
Guess?, Inc.	15	311
Home Depot, Inc. (The)†	111	19,785
Kohl’s Corp.†	16	1,048
L Brands, Inc.†	27	1,032
LKQ Corp.†*	29	1,101
Lowe’s Cos., Inc.†	80	7,020
Lumber Liquidators Holdings, Inc.*	204	4,880
Macy’s, Inc.†	30	892
Michaels Cos., Inc. (The)*	139	2,740
Murphy USA, Inc.†*	110	8,008
Netflix, Inc.†*	41	12,109
Nordstrom, Inc.†	16	775
Nutrisystem, Inc.†	281	7,573
O’Reilly Automotive, Inc.†*	8	1,979
Penske Automotive Group, Inc.†	220	9,753
PetMed Express, Inc.†	98	4,092
Pool Corp.†	16	2,340
RH*	26	2,477
Ross Stores, Inc.†	37	2,885

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Shutterfly, Inc.†*	79	$6,419
Signet Jewelers Ltd. (Bermuda)	177	6,818
Sonic Automotive, Inc., Class A	17	322
Target Corp.†	52	3,610
Tiffany & Co.†	12	1,172
TJX Cos., Inc. (The)†	60	4,894
Tractor Supply Co.†	11	693
TripAdvisor, Inc.†*	13	532
Ulta Beauty, Inc.†*	5	1,021
Williams-Sonoma, Inc.	74	3,904
Zumiez, Inc.*	43	1,028

		250,206

Semiconductors & Semiconductor Equipment — 7.6%
Advanced Energy Industries, Inc.†*	122	7,796
Advanced Micro Devices, Inc.†*	102	1,025
Amkor Technology, Inc.*	75	760
Analog Devices, Inc.†	36	3,281
Applied Materials, Inc.†	101	5,617
Axcelis Technologies, Inc.†*	54	1,328
Broadcom Ltd. (Singapore)†	39	9,190
Cirrus Logic, Inc.†*	197	8,004
Cohu, Inc.†	149	3,399
Cypress Semiconductor Corp.†	370	6,275
Diodes, Inc.†*	202	6,153
First Solar, Inc.†*	36	2,555
Intel Corp.†	447	23,280
KLA-Tencor Corp.†	15	1,635
Lam Research Corp.†	17	3,454
Marvell Technology Group Ltd. (Bermuda)†	466	9,786
Maxim Integrated Products, Inc.†	96	5,781
Microchip Technology, Inc.†	24	2,193
Micron Technology, Inc.†*	124	6,465
MKS Instruments, Inc.†	40	4,626
NVIDIA Corp.†	59	13,664
Qorvo, Inc.†*	12	845
QUALCOMM, Inc.†	140	7,757
Rambus, Inc.†*	356	4,781
Silicon Laboratories, Inc.†*	3	270
Skyworks Solutions, Inc.†	18	1,805
SMART Global Holdings, Inc. (Cayman Islands)†*	112	5,582
Teradyne, Inc.†	162	7,405
Texas Instruments, Inc.†	96	9,973

The accompanying notes are an integral part of the financial statements.

30

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Xcerra Corp.*	353	$4,112
Xilinx, Inc.†	24	1,734
Xperi Corp.	189	3,997

		174,528

Software & Services — 23.2%
Accenture PLC, Class A (Ireland)†	58	8,903
Activision Blizzard, Inc.†	72	4,857
Adobe Systems, Inc.†*	47	10,156
Akamai Technologies, Inc.†*	16	1,136
Alarm.com Holdings, Inc.†*	33	1,245
Alliance Data Systems Corp.†	5	1,064
Alphabet, Inc., Class A†*	66	68,451
ANSYS, Inc.†*	8	1,254
Appfolio, Inc., Class A†*	80	3,268
Aspen Technology, Inc.†*	60	4,733
Autodesk, Inc.†*	21	2,637
Automatic Data Processing, Inc.†	43	4,880
CA, Inc.†	40	1,356
Cadence Design Systems, Inc.†*	27	993
Cardtronics PLC, Class A (United Kingdom)†*	375	8,366
Care.com, Inc.†*	168	2,733
Cars.com, Inc.*	18	510
CDK Global, Inc.†	105	6,651
CGI Group, Inc., Class A (Canada)†*	101	5,822
Cision Ltd. (Cayman Islands)*	32	370
Citrix Systems, Inc.†*	13	1,206
Cognizant Technology Solutions Corp., Class A†	56	4,508
CommerceHub, Inc., Class C*	78	1,754
Conduent, Inc.*	184	3,430
Convergys Corp.†	243	5,497
CSRA, Inc.†	15	618
Descartes Systems Group, Inc. (The) (Canada)*	35	999
DST Systems, Inc.†	48	4,015
DXC Technology Co.†	28	2,815
eBay, Inc.†*	98	3,944
Electronic Arts, Inc.†*	29	3,516
Endurance International Group Holdings, Inc.†*	147	1,088
Envestnet, Inc.†*	107	6,131
Etsy, Inc.†*	333	9,344
Euronet Worldwide, Inc.*	23	1,815

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Facebook, Inc., Class A†*	276	$44,102
Fair Isaac Corp.†*	7	1,186
Fidelity National Information Services, Inc.†	31	2,985
Fiserv, Inc.†*	40	2,852
Fortinet, Inc.†*	102	5,465
Gartner, Inc.†*	9	1,059
Global Payments, Inc.†	15	1,673
Globant SA (Luxembourg)†*	127	6,546
GoDaddy, Inc., Class A*	83	5,098
GTT Communications, Inc.*	95	5,386
IAC/InterActiveCorp.†*	55	8,601
International Business Machines Corp.†	88	13,502
Intuit, Inc.†	24	4,160
j2 Global, Inc.†	33	2,604
Leidos Holdings, Inc.	100	6,540
LogMeIn, Inc.†	64	7,395
Manhattan Associates, Inc.†*	69	2,890
Mastercard, Inc., Class A†	100	17,516
Microsoft Corp.†	733	66,901
MicroStrategy, Inc., Class A†*	29	3,741
Monotype Imaging Holdings, Inc.	133	2,986
NIC, Inc.†	432	5,746
Open Text Corp. (Canada)†	185	6,438
Oracle Corp.†	412	18,849
Paychex, Inc.†	35	2,156
PayPal Holdings, Inc.†*	114	8,649
Perficient, Inc.*	37	848
Progress Software Corp.†	195	7,498
Qualys, Inc.*	3	218
QuinStreet, Inc.*	92	1,175
Quotient Technology, Inc.*	75	982
RealPage, Inc.*	22	1,133
Red Hat, Inc.†*	16	2,392
SailPoint Technologies Holding, Inc.*	139	2,876
salesforce.com, Inc.†*	68	7,908
ServiceNow, Inc.†*	6	993
SS&C Technologies Holdings, Inc.†	90	4,828
Stamps.com, Inc.†*	43	8,645
Symantec Corp.†	59	1,525
Synopsys, Inc.†*	14	1,165
Take-Two Interactive Software, Inc.*	10	978
TechTarget, Inc.*	2	40

The accompanying notes are an integral part of the financial statements.

31

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Total System Services, Inc.†	18	$1,553
Tucows, Inc., Class A†*	66	3,696
Tyler Technologies, Inc.†*	14	2,953
Varonis Systems, Inc.†*	106	6,413
VeriSign, Inc.†*	12	1,423
Virtusa Corp.*	1	48
Visa, Inc., Class A†	214	25,599
Web.com Group, Inc.†*	134	2,425
Western Union Co. (The)†	43	827
XO Group, Inc.*	3	62

		533,294

Technology Hardware & Equipment — 10.9%
Amphenol Corp., Class A†	31	2,670
Apple, Inc.†	485	81,373
Arista Networks, Inc.†*	37	9,446
Belden, Inc.	1	69
CDW Corp.†	76	5,344
Cisco Systems, Inc.†	463	19,858
Coherent, Inc.*	5	937
CommScope Holding Co., Inc.†*	56	2,238
Corning, Inc.†	82	2,286
Diebold Nixdorf, Inc.†	479	7,377
Electro Scientific Industries, Inc.†*	519	10,032
ePlus, Inc.*	6	466
F5 Networks, Inc.†*	5	723
FLIR Systems, Inc.†	13	650
Hewlett Packard Enterprise Co.†	149	2,613
HP, Inc.†	155	3,398
InterDigital, Inc.†	104	7,654
IPG Photonics Corp.*	5	1,167
Itron, Inc.†*	101	7,227
Jabil, Inc.	178	5,114
Juniper Networks, Inc.†	35	852
KEMET Corp.†*	403	7,306
Knowles Corp.†*	547	6,887
Mitel Networks Corp. (Canada)†*	321	2,979
Motorola Solutions, Inc.†	16	1,685
NCR Corp.*	5	158
NetApp, Inc.†	25	1,542
NETGEAR, Inc.*	40	2,288
OSI Systems, Inc.†*	78	5,091
PC Connection, Inc.†	14	350
Plantronics, Inc.†	61	3,683

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Pure Storage, Inc., Class A*	119	$2,374
Rogers Corp.*	15	1,793
Seagate Technology PLC (Ireland)†	27	1,580
Systemax, Inc.†	66	1,884
TE Connectivity Ltd. (Switzerland)†	33	3,297
Tech Data Corp.†*	109	9,279
TTM Technologies, Inc.†*	259	3,960
Ubiquiti Networks, Inc.†*	31	2,133
Vishay Intertechnology, Inc.†	469	8,723
Western Digital Corp.†	29	2,676
Xerox Corp.†	25	720
Zebra Technologies Corp., Class A†*	51	7,099

		248,981

Telecommunication Services — 2.9%
AT&T, Inc.†	585	20,855
BCE, Inc. (Canada)†	170	7,317
CenturyLink, Inc.†	102	1,676
Intelsat SA (Luxembourg)*	346	1,301
Rogers Communications, Inc., Class B (Canada)†	196	8,757
Verizon Communications, Inc.†	389	18,602
Vonage Holdings Corp.†*	755	8,041
Zayo Group Holdings, Inc.*	15	512

		67,061

Transportation — 4.4%
Alaska Air Group, Inc.†	12	744
American Airlines Group, Inc.†	46	2,390
Canadian National Railway Co. (Canada)	16	1,170
CH Robinson Worldwide, Inc.†	13	1,218
CSX Corp.†	85	4,735
Delta Air Lines, Inc.†	68	3,727
Echo Global Logistics, Inc.†*	86	2,374
Expeditors International of Washington, Inc.†	17	1,076
FedEx Corp.†	26	6,243
Forward Air Corp.†	123	6,502
Hawaiian Holdings, Inc.	37	1,432
JB Hunt Transport Services, Inc.†	11	1,289
Kansas City Southern†	10	1,098
Kirby Corp.*	18	1,385
Landstar System, Inc.†	23	2,522
Marten Transport Ltd.†	156	3,557
Norfolk Southern Corp.†	28	3,802

The accompanying notes are an integral part of the financial statements.

32

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Old Dominion Freight Line, Inc.†	59	$8,671
Ryder System, Inc.	15	1,092
Saia, Inc.†*	21	1,578
Schneider National, Inc., Class B†	205	5,342
SkyWest, Inc.	96	5,222
Southwest Airlines Co.†	57	3,265
Union Pacific Corp.†	75	10,082
United Continental Holdings, Inc.†*	28	1,945
United Parcel Service, Inc., Class B†	82	8,582
Universal Logistics Holdings, Inc.†	18	381
XPO Logistics, Inc.†*	92	9,366

		100,790

Utilities — 2.7%
AES Corp.†	62	705
Alliant Energy Corp.†	22	899
Ameren Corp.†	24	1,359
American Electric Power Co., Inc.†	47	3,224
American Water Works Co., Inc.†	17	1,396
CenterPoint Energy, Inc.†	42	1,151
CMS Energy Corp.†	27	1,223
Consolidated Edison, Inc.†	30	2,338
Dominion Energy, Inc.†	61	4,113
DTE Energy Co.†	18	1,879
Duke Energy Corp.†	67	5,190
Edison International†	32	2,037
Entergy Corp.†	18	1,418
Eversource Energy†	31	1,827
Exelon Corp.†	92	3,589
FirstEnergy Corp.†	43	1,462
NextEra Energy, Inc.†	45	7,350
NiSource, Inc.†	33	789
NRG Energy, Inc.†	30	916
PG&E Corp.†	50	2,196
Pinnacle West Capital Corp.†	11	878
PPL Corp.†	67	1,895
Public Service Enterprise Group, Inc.†	49	2,462
SCANA Corp.†	14	526
Sempra Energy†	24	2,669
Southern Co. (The)†	97	4,332
WEC Energy Group, Inc.†	30	1,881

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Xcel Energy, Inc.†	49	$2,228

		61,932

TOTAL COMMON STOCKS (Cost $3,990,932)		3,894,687

TOTAL LONG POSITIONS - 169.7%		3,894,687

(Cost $3,990,932)

SHORT POSITIONS - (70.3)%
COMMON STOCKS — (70.3)%
Automobiles & Components — (2.2)%
Adient PLC (Ireland)	(201)	(12,012)
American Axle & Manufacturing Holdings, Inc.*	(17)	(259)
Delphi Technologies PLC (Jersey)	(51)	(2,430)
Dorman Products, Inc.*	(128)	(8,475)
Fox Factory Holding Corp.*	(148)	(5,165)
Gentherm, Inc.*	(139)	(4,719)
LCI Industries	(16)	(1,666)
Tesla, Inc.*	(29)	(7,718)
Visteon Corp.*	(65)	(7,166)

		(49,610)

Capital Goods — (11.0)%
AAON, Inc.	(118)	(4,602)
Actuant Corp., Class A	(204)	(4,743)
AECOM*	(57)	(2,031)
Aerovironment, Inc.*	(5)	(228)
Ameresco, Inc., Class A*	(3)	(39)
American Railcar Industries, Inc.	(49)	(1,833)
American Woodmark Corp.*	(81)	(7,974)
Apogee Enterprises, Inc.	(190)	(8,236)
Applied Industrial Technologies, Inc.	(5)	(364)
Astec Industries, Inc.	(56)	(3,090)
Astronics Corp.*	(87)	(3,245)
Blue Bird Corp.*	(32)	(758)
Briggs & Stratton Corp.	(207)	(4,432)
CAI International, Inc.*	(156)	(3,317)
Chart Industries, Inc.*	(12)	(708)
CIRCOR International, Inc.	(75)	(3,200)
Cubic Corp.	(99)	(6,296)
Donaldson Co., Inc.	(101)	(4,550)
DXP Enterprises, Inc.*	(62)	(2,415)
Dycom Industries, Inc.*	(90)	(9,687)
EnPro Industries, Inc.	(87)	(6,732)

The accompanying notes are an integral part of the financial statements.

33

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Evoqua Water Technologies Corp.*	(207)	$(4,407)
Global Brass & Copper Holdings, Inc.	(64)	(2,141)
Griffon Corp.	(86)	(1,570)
HEICO Corp.	(1)	(87)
Hyster-Yale Materials Handling, Inc.	(31)	(2,168)
JELD-WEN Holding, Inc.*	(141)	(4,317)
Kennametal, Inc.	(23)	(924)
Kratos Defense & Security Solutions, Inc.*	(1,141)	(11,741)
Lindsay Corp.	(64)	(5,852)
MasTec, Inc.*	(235)	(11,057)
Maxar Technologies Ltd. (Canada)	(121)	(5,596)
Mercury Systems, Inc.*	(70)	(3,382)
Meritor, Inc.*	(305)	(6,271)
Moog, Inc., Class A*	(12)	(989)
MRC Global, Inc.*	(517)	(8,499)
Mueller Industries, Inc.	(155)	(4,055)
Mueller Water Products, Inc., Class A	(288)	(3,131)
MYR Group, Inc.*	(60)	(1,849)
National Presto Industries, Inc.	(13)	(1,219)
Nexeo Solutions, Inc.*	(77)	(824)
Nordson Corp.	(6)	(818)
NOW, Inc.*	(948)	(9,689)
Patrick Industries, Inc.*	(72)	(4,453)
Primoris Services Corp.	(75)	(1,874)
Proto Labs, Inc.*	(26)	(3,056)
Quanex Building Products Corp.	(117)	(2,036)
Raven Industries, Inc.	(65)	(2,278)
RBC Bearings, Inc.*	(18)	(2,236)
REV Group, Inc.	(325)	(6,747)
Rush Enterprises, Inc., Class A*	(164)	(6,968)
SPX Corp.*	(158)	(5,132)
Sunrun, Inc.*	(925)	(8,260)
Textainer Group Holdings Ltd. (Bermuda)*	(181)	(3,068)
Thermon Group Holdings, Inc.*	(84)	(1,882)
Timken Co. (The)	(74)	(3,374)
Toro Co. (The)	(34)	(2,123)
Triumph Group, Inc.	(190)	(4,788)
USG Corp.*	(127)	(5,133)
Valmont Industries, Inc.	(21)	(3,072)
Vicor Corp.*	(56)	(1,599)
Wesco Aircraft Holdings, Inc.*	(407)	(4,172)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Woodward, Inc.	(166)	$(11,895)

		(253,212)

Commercial & Professional Services — (3.4)%
ABM Industries, Inc.	(269)	(9,006)
Advanced Disposal Services, Inc.*	(85)	(1,894)
ASGN, Inc.*	(28)	(2,293)
Brady Corp., Class A	(39)	(1,449)
CBIZ, Inc.*	(40)	(730)
CoStar Group, Inc.*	(16)	(5,803)
Forrester Research, Inc.	(30)	(1,244)
Healthcare Services Group, Inc.	(72)	(3,131)
InnerWorkings, Inc.*	(21)	(190)
Insperity, Inc.	(52)	(3,617)
KAR Auction Services, Inc.	(136)	(7,371)
Kelly Services, Inc., Class A	(6)	(174)
Kimball International, Inc., Class B	(42)	(716)
Mistras Group, Inc.*	(41)	(777)
MSA Safety, Inc.	(87)	(7,242)
Multi-Color Corp.	(60)	(3,963)
Pitney Bowes, Inc.	(702)	(7,645)
Ritchie Bros Auctioneers, Inc. (Canada)	(14)	(441)
Stantec, Inc. (Canada)	(11)	(271)
Team, Inc.*	(73)	(1,004)
Tetra Tech, Inc.	(141)	(6,902)
TransUnion*	(76)	(4,315)
TriNet Group, Inc.*	(72)	(3,335)
TrueBlue, Inc.*	(153)	(3,963)

		(77,476)

Consumer Durables & Apparel — (2.4)%
American Outdoor Brands Corp.*	(594)	(6,130)
Canada Goose Holdings, Inc. (Canada)*	(23)	(769)
Cavco Industries, Inc.*	(16)	(2,780)
Crocs, Inc.*	(170)	(2,762)
Ethan Allen Interiors, Inc.	(113)	(2,593)
GoPro, Inc., Class A*	(1,360)	(6,514)
Installed Building Products, Inc.*	(97)	(5,825)
iRobot Corp.*	(46)	(2,953)
Johnson Outdoors, Inc., Class A	(24)	(1,488)
Lululemon Athletica, Inc.*	(5)	(446)
Movado Group, Inc.	(50)	(1,920)
Oxford Industries, Inc.	(63)	(4,697)
Skechers U.S.A., Inc., Class A*	(234)	(9,100)

The accompanying notes are an integral part of the financial statements.

34

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Sturm Ruger & Co., Inc.	(130)	$(6,825)

		(54,802)

Consumer Services — (3.9)%
Aramark	(35)	(1,385)
Belmond Ltd., Class A (Bermuda)*	(201)	(2,241)
Bloomin’ Brands, Inc.	(338)	(8,207)
Capella Education Co.	(10)	(874)
Carrols Restaurant Group, Inc.*	(161)	(1,803)
Cheesecake Factory, Inc. (The)	(56)	(2,700)
Chegg, Inc.*	(68)	(1,405)
Dave & Buster’s Entertainment, Inc.*	(171)	(7,138)
Domino’s Pizza, Inc.	(8)	(1,868)
Golden Entertainment, Inc.*	(146)	(3,392)
Grand Canyon Education, Inc.*	(28)	(2,938)
ILG, Inc.	(287)	(8,929)
International Game Technology PLC (United Kingdom)	(91)	(2,432)
International Speedway Corp., Class A	(44)	(1,940)
K12, Inc.*	(118)	(1,673)
La Quinta Holdings, Inc.*	(3)	(57)
Marcus Corp. (The)	(38)	(1,153)
Monarch Casino & Resort, Inc.*	(37)	(1,565)
Papa John’s International, Inc.	(77)	(4,412)
Planet Fitness, Inc., Class A*	(149)	(5,628)
Service Corp. International	(52)	(1,962)
Shake Shack, Inc., Class A*	(160)	(6,661)
Strayer Education, Inc.	(55)	(5,558)
Texas Roadhouse, Inc.	(88)	(5,085)
Wendy’s Co. (The)	(324)	(5,686)
Wingstop, Inc.	(57)	(2,692)

		(89,384)

Energy — (4.7)%
Ensco PLC, Class A (United Kingdom)	(2,608)	(11,449)
Forum Energy Technologies, Inc.*	(680)	(7,480)
Green Plains, Inc.	(468)	(7,862)
Helix Energy Solutions Group, Inc.*	(855)	(4,950)
Keane Group, Inc.*	(512)	(7,578)
McDermott International, Inc. (Panama)*	(52)	(317)
Nabors Industries Ltd. (Bermuda)	(248)	(1,734)
NexGen Energy Ltd. (Canada)*	(157)	(267)
Oceaneering International, Inc.	(376)	(6,971)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Oil States International, Inc.*	(37)	$(969)
Patterson-UTI Energy, Inc.	(454)	(7,950)
Pembina Pipeline Corp. (Canada)	(154)	(4,809)
ProPetro Holding Corp.*	(106)	(1,684)
REX American Resources Corp.*	(20)	(1,456)
Select Energy Services, Inc., Class A*	(267)	(3,370)
SemGroup Corp., Class A	(363)	(7,768)
Ship Finance International Ltd.	(22)	(315)
Solaris Oilfield Infrastructure, Inc., Class A*	(287)	(4,753)
Suncor Energy, Inc. (Canada)	(208)	(7,184)
Targa Resources Corp.	(122)	(5,368)
Tidewater, Inc.*	(77)	(2,203)
Unit Corp.*	(302)	(5,967)
US Silica Holdings, Inc.	(234)	(5,972)

		(108,376)

Food & Staples Retailing — (1.1)%
Casey’s General Stores, Inc.	(80)	(8,782)
Chefs’ Warehouse, Inc. (The)*	(97)	(2,231)
Smart & Final Stores, Inc.*	(82)	(455)
SpartanNash Co.	(41)	(706)
SUPERVALU, Inc.*	(337)	(5,132)
United Natural Foods, Inc.*	(181)	(7,772)

		(25,078)

Food, Beverage & Tobacco — (2.2)%
B&G Foods, Inc.	(18)	(427)
Blue Buffalo Pet Products, Inc.*	(211)	(8,400)
Boston Beer Co., Inc. (The), Class A*	(22)	(4,159)
Bunge Ltd. (Bermuda)	(26)	(1,922)
Coca-Cola Bottling Co. Consolidated	(11)	(1,899)
Darling Ingredients, Inc.*	(245)	(4,238)
Farmer Brothers Co.*	(39)	(1,178)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(146)	(6,605)
Freshpet, Inc.*	(118)	(1,941)
Hain Celestial Group, Inc. (The)*	(303)	(9,717)
Lamb Weston Holdings, Inc.	(54)	(3,144)
MGP Ingredients, Inc.	(21)	(1,881)
Vector Group Ltd.	(220)	(4,486)

		(49,997)

Health Care Equipment & Services — (6.8)%
Acadia Healthcare Co., Inc.*	(275)	(10,774)

The accompanying notes are an integral part of the financial statements.

35

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Amedisys, Inc.*	(118)	$(7,120)
American Renal Associates Holdings, Inc.*	(36)	(679)
AtriCure, Inc.*	(128)	(2,627)
BioTelemetry, Inc.*	(119)	(3,695)
Cardiovascular Systems, Inc.*	(159)	(3,487)
Chemed Corp.	(8)	(2,183)
Civitas Solutions, Inc.*	(80)	(1,232)
Community Health Systems, Inc.*	(515)	(2,039)
CryoLife, Inc.*	(77)	(1,544)
DexCom, Inc.*	(8)	(593)
Diplomat Pharmacy, Inc.*	(245)	(4,937)
Encompass Health Corp.	(57)	(3,259)
Ensign Group, Inc. (The)	(105)	(2,762)
Evolent Health, Inc., Class A*	(246)	(3,506)
HealthStream, Inc.	(6)	(149)
Heska Corp.*	(1)	(79)
Inovalon Holdings, Inc., Class A*	(373)	(3,954)
Insulet Corp.*	(20)	(1,734)
Integra LifeSciences Holdings Corp.*	(94)	(5,202)
iRhythm Technologies, Inc.*	(91)	(5,728)
K2M Group Holdings, Inc.*	(206)	(3,904)
Kindred Healthcare, Inc.	(541)	(4,950)
LHC Group, Inc.*	(170)	(10,465)
Medidata Solutions, Inc.*	(44)	(2,764)
Meridian Bioscience, Inc.	(80)	(1,136)
Merit Medical Systems, Inc.*	(53)	(2,404)
Neogen Corp.*	(19)	(1,273)
Nevro Corp.*	(67)	(5,807)
NxStage Medical, Inc.*	(180)	(4,475)
Omnicell, Inc.*	(170)	(7,378)
OraSure Technologies, Inc.*	(285)	(4,814)
Patterson Cos., Inc.	(274)	(6,091)
Penumbra, Inc.*	(11)	(1,272)
PetIQ, Inc.*	(44)	(1,170)
Providence Service Corp. (The)*	(41)	(2,835)
Quidel Corp.*	(178)	(9,222)
STAAR Surgical Co.*	(84)	(1,243)
Tactile Systems Technology, Inc.*	(101)	(3,212)
Teladoc, Inc.*	(154)	(6,206)
ViewRay, Inc.*	(473)	(3,041)
Vocera Communications, Inc.*	(12)	(281)
West Pharmaceutical Services, Inc.	(3)	(265)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Wright Medical Group NV (Netherlands)*	(215)	$(4,266)

		(155,757)

Household & Personal Products — (0.4)%
Central Garden & Pet Co., Class A*	(130)	(5,149)
Inter Parfums, Inc.	(13)	(613)
WD-40 Co.	(32)	(4,214)

		(9,976)

Materials — (4.9)%
A Schulman, Inc.	(19)	(817)
AdvanSix, Inc.*	(1)	(35)
AptarGroup, Inc.	(96)	(8,624)
Ashland Global Holdings, Inc.	(144)	(10,050)
Balchem Corp.	(17)	(1,390)
Bemis Co., Inc.	(188)	(8,182)
Boise Cascade Co.	(49)	(1,891)
Cabot Corp.	(68)	(3,789)
Clearwater Paper Corp.*	(63)	(2,463)
Ferro Corp.*	(239)	(5,550)
Greif, Inc., Class A	(126)	(6,584)
HB Fuller Co.	(161)	(8,007)
Huntsman Corp.	(77)	(2,252)
Innophos Holdings, Inc.	(86)	(3,458)
Myers Industries, Inc.	(31)	(656)
Neenah, Inc.	(37)	(2,901)
NewMarket Corp.	(10)	(4,017)
Nutrien Ltd. (Canada)	(76)	(3,592)
PH Glatfelter Co.	(50)	(1,026)
PQ Group Holdings, Inc.*	(27)	(377)
Rayonier Advanced Materials, Inc.	(509)	(10,928)
Sonoco Products Co.	(30)	(1,455)
Tredegar Corp.	(44)	(790)
US Concrete, Inc.*	(189)	(11,416)
Valvoline, Inc.	(226)	(5,001)
Venator Materials PLC (United Kingdom)*	(430)	(7,779)

		(113,030)

Media — (1.8)%
Altice USA, Inc., Class A*	(132)	(2,439)
Cable One, Inc.	(6)	(4,123)
Clear Channel Outdoor Holdings, Inc., Class A	(65)	(318)
Emerald Expositions Events, Inc.	(57)	(1,110)

The accompanying notes are an integral part of the financial statements.

36

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Entercom Communications Corp., Class A	(741)	$(7,151)
EW Scripps Co. (The), Class A	(255)	(3,057)
Live Nation Entertainment, Inc.*	(81)	(3,413)
Madison Square Garden Co. (The), Class A*	(23)	(5,653)
Meredith Corp.	(65)	(3,497)
New Media Investment Group, Inc.	(72)	(1,234)
New York Times Co. (The), Class A	(64)	(1,542)
Nexstar Media Group, Inc., Class A	(13)	(864)
Scholastic Corp.	(29)	(1,126)
Sirius XM Holdings, Inc.	(34)	(212)
TEGNA, Inc.	(430)	(4,898)
tronc, Inc.*	(15)	(246)

		(40,883)

Pharmaceuticals, Biotechnology & Life Sciences — (1.8)%
Achillion Pharmaceuticals, Inc.*	(55)	(204)
Aclaris Therapeutics, Inc.*	(63)	(1,104)
Aerie Pharmaceuticals, Inc.*	(8)	(434)
Alder Biopharmaceuticals, Inc.*	(30)	(381)
Axovant Sciences Ltd. (Bermuda)*	(19)	(25)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(2)	(52)
Bio-Rad Laboratories, Inc., Class A*	(27)	(6,752)
Bio-Techne Corp.	(24)	(3,625)
Dermira, Inc.*	(76)	(607)
Flexion Therapeutics, Inc.*	(42)	(941)
Insmed, Inc.*	(55)	(1,239)
La Jolla Pharmaceutical Co.*	(149)	(4,437)
Medpace Holdings, Inc.*	(28)	(977)
NeoGenomics, Inc.*	(246)	(2,007)
Portola Pharmaceuticals, Inc.*	(83)	(2,711)
QIAGEN NV (Netherlands)*	(144)	(4,653)
Reata Pharmaceuticals, Inc., Class A*	(67)	(1,374)
Revance Therapeutics, Inc.*	(83)	(2,556)
Rigel Pharmaceuticals, Inc.*	(292)	(1,034)
Spark Therapeutics, Inc.*	(7)	(466)
Syneos Health, Inc.*	(86)	(3,053)
TherapeuticsMD, Inc.*	(88)	(428)
Theravance Biopharma, Inc. (Cayman Islands)*	(101)	(2,449)
Zogenix, Inc.*	(3)	(120)

		(41,629)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (4.3)%
Aaron’s, Inc.	(142)	$(6,617)
At Home Group, Inc.*	(24)	(769)
Blue Apron Holdings, Inc., Class A*	(1,344)	(2,688)
Burlington Stores, Inc.*	(52)	(6,924)
Caleres, Inc.	(180)	(6,048)
Camping World Holdings, Inc., Class A	(243)	(7,837)
Chico’s FAS, Inc.	(210)	(1,898)
Children’s Place, Inc. (The)	(42)	(5,680)
Core-Mark Holding Co., Inc.	(200)	(4,252)
DSW, Inc., Class A	(294)	(6,603)
Duluth Holdings, Inc., Class B*	(61)	(1,143)
Finish Line, Inc. (The), Class A	(404)	(5,470)
Floor & Decor Holdings, Inc., Class A*	(16)	(834)
Group 1 Automotive, Inc.	(96)	(6,273)
Lands’ End, Inc.*	(4)	(93)
Lithia Motors, Inc., Class A	(52)	(5,227)
Monro, Inc.	(29)	(1,554)
National Vision Holdings, Inc.*	(96)	(3,102)
Office Depot, Inc.	(1,764)	(3,793)
Overstock.com, Inc.*	(178)	(6,452)
Qurate Retail Group, Inc., Class A*	(208)	(5,235)
Sally Beauty Holdings, Inc.*	(3)	(49)
Tailored Brands, Inc.	(30)	(752)
Urban Outfitters, Inc.*	(62)	(2,291)
Wayfair, Inc., Class A*	(110)	(7,428)

		(99,012)

Semiconductors & Semiconductor Equipment — (3.5)%
Ambarella, Inc. (Cayman Islands)*	(148)	(7,251)
Aquantia Corp.*	(166)	(2,606)
Brooks Automation, Inc.	(264)	(7,149)
Cavium, Inc.*	(101)	(8,017)
CEVA, Inc.*	(57)	(2,063)
Cree, Inc.*	(130)	(5,240)
FormFactor, Inc.*	(202)	(2,757)
Ichor Holdings Ltd. (Cayman Islands)*	(228)	(5,520)
Inphi Corp.*	(254)	(7,645)
Lattice Semiconductor Corp.*	(382)	(2,128)
MACOM Technology Solutions Holdings, Inc.*	(132)	(2,191)
MaxLinear, Inc.*	(169)	(3,845)
Microsemi Corp.*	(45)	(2,912)

The accompanying notes are an integral part of the financial statements.

37

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Monolithic Power Systems, Inc.	(27)	$(3,126)
Nanometrics, Inc.*	(126)	(3,389)
Photronics, Inc.*	(392)	(3,234)
Rudolph Technologies, Inc.*	(135)	(3,740)
Synaptics, Inc.*	(166)	(7,591)

		(80,404)

Software & Services — (7.5)%
8x8, Inc.*	(464)	(8,654)
Acxiom Corp.*	(312)	(7,086)
Altair Engineering, Inc., Class A*	(59)	(1,850)
Benefitfocus, Inc.*	(82)	(2,001)
Black Knight, Inc.*	(130)	(6,123)
BlackBerry Ltd. (Canada)*	(62)	(713)
Blackline, Inc.*	(67)	(2,627)
Blucora, Inc.*	(265)	(6,519)
Box, Inc., Class A*	(379)	(7,788)
CACI International, Inc., Class A*	(11)	(1,665)
Callidus Software, Inc.*	(118)	(4,242)
Cloudera, Inc.*	(505)	(10,898)
Ellie Mae, Inc.*	(71)	(6,528)
Everbridge, Inc.*	(57)	(2,086)
FireEye, Inc.*	(432)	(7,314)
First Data Corp., Class A*	(698)	(11,168)
ForeScout Technologies, Inc.*	(93)	(3,017)
Glu Mobile, Inc.*	(363)	(1,369)
Gogo, Inc.*	(674)	(5,817)
Guidewire Software, Inc.*	(20)	(1,617)
Hortonworks, Inc.*	(170)	(3,463)
LivePerson, Inc.*	(21)	(343)
ManTech International Corp., Class A	(39)	(2,163)
MAXIMUS, Inc.	(11)	(734)
Okta, Inc.*	(9)	(359)
Pandora Media, Inc.*	(769)	(3,868)
Paylocity Holding Corp.*	(3)	(154)
Pegasystems, Inc.	(2)	(121)
Presidio, Inc.*	(142)	(2,221)
PROS Holdings, Inc.*	(139)	(4,588)
Q2 Holdings, Inc.*	(2)	(91)
QAD, Inc., Class A	(1)	(42)
Rapid7, Inc.*	(32)	(818)
Science Applications International Corp.	(64)	(5,043)
SecureWorks Corp., Class A*	(41)	(331)
Shutterstock, Inc.*	(27)	(1,300)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Snap, Inc., Class A*	(565)	$(8,967)
Sykes Enterprises, Inc.*	(27)	(781)
Tableau Software, Inc., Class A*	(26)	(2,101)
Teradata Corp.*	(116)	(4,602)
Travelport Worldwide Ltd. (Bermuda)	(196)	(3,203)
TrueCar, Inc.*	(868)	(8,211)
TTEC Holdings, Inc.	(36)	(1,105)
Twilio, Inc., Class A*	(60)	(2,291)
WEX, Inc.*	(11)	(1,723)
Workday, Inc., Class A*	(23)	(2,923)
Workiva, Inc.*	(126)	(2,986)
Worldpay, Inc., Class A*	(26)	(2,138)
Yext, Inc.*	(194)	(2,454)
Zendesk, Inc.*	(82)	(3,925)

		(172,131)

Technology Hardware & Equipment — (5.0)%
ADTRAN, Inc.	(392)	(6,096)
ARRIS International PLC (United Kingdom)*	(402)	(10,681)
Arrow Electronics, Inc.*	(13)	(1,001)
AVX Corp.	(121)	(2,003)
Celestica, Inc. (Canada)*	(246)	(2,546)
Comtech Telecommunications Corp.	(3)	(90)
Cray, Inc.*	(222)	(4,595)
CTS Corp.	(5)	(136)
Electronics For Imaging, Inc.*	(215)	(5,876)
Extreme Networks, Inc.*	(3)	(33)
Finisar Corp.*	(755)	(11,937)
Fitbit, Inc., Class A*	(1,017)	(5,187)
II-VI, Inc.*	(155)	(6,340)
Infinera Corp.*	(433)	(4,702)
Insight Enterprises, Inc.*	(133)	(4,646)
Methode Electronics, Inc.	(164)	(6,412)
MTS Systems Corp.	(29)	(1,498)
Oclaro, Inc.*	(326)	(3,117)
Sanmina Corp.*	(439)	(11,480)
ScanSource, Inc.*	(64)	(2,275)
Stratasys Ltd. (Israel)*	(239)	(4,823)
Trimble, Inc.*	(109)	(3,911)
ViaSat, Inc.*	(135)	(8,872)
Viavi Solutions, Inc.*	(759)	(7,377)

		(115,634)

Telecommunication Services — (1.1)%
ATN International, Inc.	(59)	(3,518)

The accompanying notes are an integral part of the financial statements.

38

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Boingo Wireless, Inc.*	(144)	$(3,567)
Cincinnati Bell, Inc.*	(96)	(1,330)
Consolidated Communications Holdings, Inc.	(510)	(5,590)
Iridium Communications, Inc.*	(428)	(4,815)
ORBCOMM, Inc.*	(381)	(3,570)
Sprint Corp.*	(19)	(93)
United States Cellular Corp.*	(79)	(3,175)

		(25,658)

Transportation — (2.3)%
Air Transport Services Group, Inc.*	(167)	(3,894)
Allegiant Travel Co.	(46)	(7,937)
ArcBest Corp.	(116)	(3,718)
Atlas Air Worldwide Holdings, Inc.*	(50)	(3,022)
Daseke, Inc.*	(111)	(1,087)
Genesee & Wyoming, Inc., Class A*	(16)	(1,133)
Heartland Express, Inc.	(213)	(3,832)
Hub Group, Inc., Class A*	(175)	(7,324)
JetBlue Airways Corp.*	(102)	(2,073)
Knight-Swift Transportation Holdings, Inc.	(182)	(8,374)
Matson, Inc.	(109)	(3,122)
Spirit Airlines, Inc.*	(139)	(5,251)
Student Transportation, Inc. (Canada)	(175)	(1,311)

		(52,078)

TOTAL COMMON STOCK (Proceeds $1,705,527)		(1,614,127)

TOTAL SECURITES SOLD SHORT - (70.3)%		(1,614,127)

(Proceeds $1,705,527)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		14,442

NET ASSETS - 100.0%		$2,295,002

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

39

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 139.1%
COMMON STOCKS — 139.1%
Automobiles & Components — 2.1%
Aptiv PLC (Jersey)†	133	$11,301
BorgWarner, Inc.†	104	5,224
Cooper-Standard Holdings, Inc.*	36	4,420
Fiat Chrysler Automobiles NV (Netherlands)†	433	8,885
Ford Motor Co.	45	499
General Motors Co.†	153	5,560
Gentex Corp.	2	46
Goodyear Tire & Rubber Co. (The)	120	3,190
Harley-Davidson, Inc.(a)	1	43
Lear Corp.	34	6,327
Magna International, Inc. (Canada)	37	2,085
Modine Manufacturing Co.†*	164	3,469
Standard Motor Products, Inc.	69	3,282
Tenneco, Inc.	79	4,335
Tower International, Inc.	75	2,081
Winnebago Industries, Inc.(a)	48	1,805

		62,552

Banks — 0.9%
Bank of America Corp.†	176	5,278
BB&T Corp.	14	729
Citigroup, Inc.†	44	2,970
Citizens Financial Group, Inc.†	9	378
Comerica, Inc.†	2	192
Fifth Third Bancorp	8	254
Huntington Bancshares, Inc.†	18	271
JPMorgan Chase & Co.†	58	6,378
KeyCorp.†	12	235
M&T Bank Corp.	1	184
People’s United Financial, Inc.	5	93
PNC Financial Services Group, Inc. (The)†	8	1,210
Regions Financial Corp.	13	242
SunTrust Banks, Inc.	9	612
SVB Financial Group*	1	240
US Bancorp†	28	1,414
Wells Fargo & Co.†	84	4,402
Zions Bancorporation†	4	211

		25,293

Capital Goods — 16.7%
3M Co.†	11	2,415
AAR Corp.	70	3,088
Acuity Brands, Inc.†	1	139

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Advanced Drainage Systems, Inc.	203	$5,258
Aegion Corp.(a)*	59	1,352
AGCO Corp.	56	3,631
Allegion PLC (Ireland)	2	171
Allison Transmission Holdings, Inc.†	193	7,538
Altra Industrial Motion Corp.	81	3,722
AMETEK, Inc.†	114	8,661
AO Smith Corp.	1	64
Arconic, Inc.	9	207
Argan, Inc.†	186	7,989
Armstrong World Industries, Inc.*	13	732
Atkore International Group, Inc.*	108	2,144
Boeing Co. (The)†	181	59,346
Builders FirstSource, Inc.*	406	8,055
Caterpillar, Inc.†	124	18,275
Colfax Corp.*	28	893
Columbus McKinnon Corp.	21	753
Continental Building Products, Inc.*	21	600
Crane Co.†	78	7,234
CSW Industrials, Inc.*	27	1,216
Cummins, Inc.†	83	13,453
Curtiss-Wright Corp.	58	7,834
Deere & Co.†	31	4,815
Douglas Dynamics, Inc.	57	2,471
Dover Corp.	72	7,072
Eaton Corp. PLC (Ireland)	7	559
EMCOR Group, Inc.†	57	4,442
Emerson Electric Co.†	319	21,788
Encore Wire Corp.	59	3,345
Engility Holdings, Inc.*	75	1,830
Fastenal Co.(a)	48	2,620
Flowserve Corp.(a)	2	87
Fluor Corp.	1	57
Fortive Corp.†	3	233
Fortune Brands Home & Security, Inc.	78	4,593
Foundation Building Materials, Inc.*	43	641
Gardner Denver Holdings, Inc.*	33	1,012
Generac Holdings, Inc.†*	184	8,447
General Cable Corp.	110	3,256
General Dynamics Corp.†	146	32,251
General Electric Co.	97	1,308
Gorman-Rupp Co. (The)	14	410
Graco, Inc.	2	91
Granite Construction, Inc.(a)	66	3,687

The accompanying notes are an integral part of the financial statements.

40

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Harris Corp.†	59	$9,516
Harsco Corp.†*	146	3,015
Hillenbrand, Inc.	56	2,570
Honeywell International, Inc.†	200	28,902
Hubbell, Inc.†	55	6,698
Huntington Ingalls Industries, Inc.	2	516
IDEX Corp.	1	143
Illinois Tool Works, Inc.†	6	940
Ingersoll-Rand PLC (Ireland)†	5	428
Jacobs Engineering Group, Inc.†	3	177
Johnson Controls International PLC (Ireland)†	16	564
L3 Technologies, Inc.	1	208
Lockheed Martin Corp.†	5	1,690
Lydall, Inc.*	3	145
Manitowoc Co., Inc. (The)*	306	8,709
Masco Corp.†	159	6,430
Milacron Holdings Corp.*	149	3,001
MSC Industrial Direct Co., Inc., Class A	26	2,384
Navistar International Corp.*	20	699
NN, Inc.	82	1,968
Northrop Grumman Corp.	1	349
Orbital ATK, Inc.	30	3,978
Owens Corning	103	8,281
PACCAR, Inc.	6	397
Parker-Hannifin Corp.	3	513
Pentair PLC (Ireland)†	89	6,064
Ply Gem Holdings, Inc.*	128	2,765
Quanta Services, Inc.*	1	34
Raytheon Co.†	143	30,861
Rockwell Automation, Inc.	14	2,439
Rockwell Collins, Inc.	3	405
Roper Technologies, Inc.	10	2,807
Snap-on, Inc.†	1	148
Spartan Motors, Inc.	219	3,767
SPX FLOW, Inc.†*	145	7,133
Standex International Corp.	16	1,526
Stanley Black & Decker, Inc.†	77	11,796
Teledyne Technologies, Inc.†*	45	8,423
Tennant Co.(a)	29	1,963
Terex Corp.	108	4,040
Textron, Inc.	5	295
Titan International, Inc.	16	202

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
TransDigm Group, Inc.†	2	$614
TriMas Corp.*	62	1,628
Tutor Perini Corp.(a)*	224	4,939
United Technologies Corp.	13	1,636
Univar, Inc.*	80	2,220
Universal Forest Products, Inc.†	166	5,387
Watsco, Inc.	33	5,972
Watts Water Technologies, Inc., Class A	85	6,604
Welbilt, Inc.*	81	1,575
WESCO International, Inc.*	36	2,234
WW Grainger, Inc.†(a)	30	8,468
Xylem, Inc.†	88	6,769

		494,720

Commercial & Professional Services — 2.1%
ACCO Brands Corp.	420	5,271
Cintas Corp.	2	341
Clean Harbors, Inc.*	19	927
Covanta Holding Corp.	426	6,177
Deluxe Corp.(a)	4	296
Equifax, Inc.	1	118
FTI Consulting, Inc.†*	85	4,115
HNI Corp.	7	253
ICF International, Inc.	74	4,325
IHS Markit Ltd. (Bermuda)*	4	193
Interface, Inc.	145	3,654
Kforce, Inc.	55	1,488
Knoll, Inc.	29	586
Korn/Ferry International	101	5,211
LSC Communications, Inc.	30	524
ManpowerGroup, Inc.	27	3,108
Matthews International Corp., Class A	1	51
Navigant Consulting, Inc.*	243	4,675
Nielsen Holdings PLC (United Kingdom)†	44	1,399
Quad/Graphics, Inc.	66	1,673
Republic Services, Inc.†	6	397
Robert Half International, Inc.†	6	347
RR Donnelley & Sons Co.	117	1,020
SP Plus Corp.*	108	3,845
Steelcase, Inc., Class A(a)	353	4,801
Stericycle, Inc.(a)*	2	117
UniFirst Corp.	8	1,293

The accompanying notes are an integral part of the financial statements.

41

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
US Ecology, Inc.	41	$2,185
Verisk Analytics, Inc.*	1	104
Waste Management, Inc.	39	3,281

		61,775

Consumer Durables & Apparel — 2.5%
Acushnet Holdings Corp.	93	2,147
Carter’s, Inc.	56	5,830
Deckers Outdoor Corp.(a)*	41	3,691
DR Horton, Inc.†	6	263
Fossil Group, Inc.(a)*	167	2,120
Garmin Ltd. (Switzerland)	3	177
G-III Apparel Group Ltd.*	111	4,181
Hanesbrands, Inc.(a)	8	147
Hasbro, Inc.	3	252
Helen Of Troy Ltd. (Bermuda)†*	47	4,089
La-Z-Boy, Inc.	34	1,018
Leggett & Platt, Inc.(a)	3	133
Lennar Corp., Class A†	29	1,709
Mattel, Inc.(a)	5	66
Michael Kors Holdings Ltd. (British Virgin Islands)†*	81	5,028
Mohawk Industries, Inc.*	1	232
Newell Brands, Inc.(a)	240	6,115
NIKE, Inc., Class B	18	1,196
PulteGroup, Inc.†	5	147
PVH Corp.†	2	303
Ralph Lauren Corp.†	42	4,696
Steven Madden Ltd.	54	2,371
Tapestry, Inc.	3	158
Tempur Sealy International, Inc.*	1	45
TopBuild Corp.*	63	4,821
Under Armour, Inc., Class C(a)*	7	100
Universal Electronics, Inc.*	64	3,331
VF Corp.†	195	14,453
Vista Outdoor, Inc.*	285	4,651
Whirlpool Corp.†	2	306

		73,776

Consumer Services — 4.7%
Adtalem Global Education, Inc.*	1	48
BJ’s Restaurants, Inc.	68	3,053
Boyd Gaming Corp.†(a)	223	7,105
Brinker International, Inc.†(a)	68	2,455
Carnival Corp. (Panama)†	13	853

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Chipotle Mexican Grill, Inc.(a)*	1	$323
Choice Hotels International, Inc.	61	4,889
Cracker Barrel Old Country Store, Inc.(a)	25	3,980
Darden Restaurants, Inc.	1	85
Denny’s Corp.*	73	1,126
Dine Brands Global, Inc.	20	1,312
Dunkin’ Brands Group, Inc.(a)	93	5,551
Graham Holdings Co., Class B	3	1,806
H&R Block, Inc.†	25	635
Hilton Worldwide Holdings, Inc.†	159	12,523
Hyatt Hotels Corp., Class A†	108	8,236
Jack in the Box, Inc.	63	5,376
Las Vegas Sands Corp.	25	1,798
Laureate Education, Inc., Class A*	45	619
Marriott International, Inc., Class A†	183	24,884
McDonald’s Corp.†	124	19,391
MGM Resorts International	6	210
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	2	106
Regis Corp.*	125	1,891
Restaurant Brands International, Inc. (Canada)	58	3,301
Royal Caribbean Cruises Ltd. (Liberia)	4	471
Six Flags Entertainment Corp.(a)	24	1,494
Starbucks Corp.	15	868
Stars Group, Inc. (The) (Canada)*	200	5,510
Vail Resorts, Inc.	14	3,104
Wyndham Worldwide Corp.†	12	1,373
Wynn Resorts Ltd.	1	182
Yum! Brands, Inc.†	169	14,387

		138,945

Diversified Financials — 4.0%
Affiliated Managers Group, Inc.	1	190
American Express Co.	14	1,306
Ameriprise Financial, Inc.	1	148
Bank of New York Mellon Corp. (The)†	17	876
Berkshire Hathaway, Inc., Class B†*	135	26,930
BlackRock, Inc.†	79	42,796
Capital One Financial Corp.†	9	862
Cboe Global Markets, Inc.	13	1,483
Charles Schwab Corp. (The)†	23	1,201

The accompanying notes are an integral part of the financial statements.

42

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
CME Group, Inc.†	3	$485
Discover Financial Services†	7	504
E*TRADE Financial Corp.†*	5	277
Franklin Resources, Inc.†(a)	283	9,814
Goldman Sachs Group, Inc. (The)†	6	1,511
Intercontinental Exchange, Inc.	56	4,061
Invesco Ltd. (Bermuda)†	208	6,658
Leucadia National Corp.	6	136
Moody’s Corp.†	4	645
Morgan Stanley†	31	1,673
Nasdaq, Inc.†	2	172
Navient Corp.	4	52
Northern Trust Corp.†	3	309
Raymond James Financial, Inc.	11	983
S&P Global, Inc.†	5	955
State Street Corp.†	15	1,496
Synchrony Financial†	14	469
T Rowe Price Group, Inc.†	124	13,388

		119,380

Energy — 8.6%
Anadarko Petroleum Corp.	6	362
Andeavor	75	7,542
Apache Corp.†	6	231
Bristow Group, Inc.(a)	95	1,235
Cabot Oil & Gas Corp.	25	599
Cameco Corp. (Canada)	472	4,290
Cenovus Energy, Inc. (Canada)	307	2,622
Chevron Corp.†	169	19,273
Cimarex Energy Co.	1	94
Concho Resources, Inc.*	1	150
ConocoPhillips†	607	35,989
Devon Energy Corp.	5	159
DHT Holdings, Inc. (Marshall Islands).	324	1,102
Diamond Offshore Drilling, Inc.(a)*	260	3,812
Dril-Quip, Inc.†*	98	4,390
Enbridge, Inc. (Canada)	265	8,340
EOG Resources, Inc.	6	632
EQT Corp.	2	95
Exterran Corp.*	5	134
Exxon Mobil Corp.†	430	32,082
Fairmount Santrol Holdings, Inc.(a)*	1,175	4,994
Frank’s International NV (Netherlands)	755	4,100
Halliburton Co.	15	704

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Helmerich & Payne, Inc.	1	$67
Hess Corp.	137	6,935
HollyFrontier Corp.	21	1,026
Kinder Morgan, Inc.	26	392
Mammoth Energy Services, Inc.*	133	4,264
Marathon Oil Corp.	14	226
Marathon Petroleum Corp.†	249	18,204
National Oilwell Varco, Inc.	7	258
Newfield Exploration Co.*	2	49
Newpark Resources, Inc.*	80	648
Noble Corp. PLC (United Kingdom)*	170	631
Noble Energy, Inc.	9	273
Occidental Petroleum Corp.	8	520
ONEOK, Inc.†	7	398
Par Pacific Holdings, Inc.*	26	446
Phillips 66†	248	23,788
Pioneer Natural Resources Co.	1	172
Range Resources Corp.(a)	3	44
Rowan Cos. PLC, Class A (United Kingdom)*	600	6,924
RPC, Inc.(a)	322	5,806
Schlumberger Ltd. (Curacao)†	24	1,555
SEACOR Holdings, Inc.*	57	2,913
Superior Energy Services, Inc.*	744	6,272
TechnipFMC PLC (United Kingdom)†	8	236
Transocean Ltd. (Switzerland)(a)*	456	4,514
Valero Energy Corp.†	223	20,688
Weatherford International PLC (Ireland)*	2,310	5,290
Williams Cos., Inc. (The)	9	224
World Fuel Services Corp.	322	7,905

		253,599

Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	4	754
CVS Health Corp.†	18	1,120
Ingles Markets, Inc., Class A(a)	33	1,117
Kroger Co. (The)†	439	10,510
Sprouts Farmers Market, Inc.(a)*	161	3,779
Sysco Corp.†	9	540
US Foods Holding Corp.*	254	8,324
Walgreens Boots Alliance, Inc.†	16	1,048
Walmart, Inc.†	563	50,090
Weis Markets, Inc.(a)	95	3,893

		81,175

The accompanying notes are an integral part of the financial statements.

43

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 5.1%
Altria Group, Inc.†	936	$58,332
Archer-Daniels-Midland Co.	6	260
Brown-Forman Corp., Class B	5	272
Campbell Soup Co.(a)	6	260
Coca-Cola Co. (The)†	74	3,214
Conagra Brands, Inc.†	6	221
Constellation Brands, Inc., Class A	2	456
Dean Foods Co.(a)	119	1,026
Dr Pepper Snapple Group, Inc.†	73	8,642
General Mills, Inc.†	281	12,662
Hershey Co. (The)†	37	3,662
Hormel Foods Corp.(a)	10	343
Hostess Brands, Inc.(a)*	238	3,520
Ingredion, Inc.†	57	7,348
JM Smucker Co. (The)	2	248
John B Sanfilippo & Son, Inc.	67	3,877
Kellogg Co.(a)	5	325
Kraft Heinz Co. (The)	148	9,219
McCormick & Co., Inc., non-voting shares†	2	213
Molson Coors Brewing Co., Class B†	4	301
Mondelez International, Inc., Class A	16	668
Monster Beverage Corp.*	10	572
National Beverage Corp.†	11	979
PepsiCo, Inc.†	48	5,239
Philip Morris International, Inc.†	27	2,684
Pilgrim’s Pride Corp.*	80	1,969
Pinnacle Foods, Inc.	40	2,164
SunOpta, Inc. (Canada)(a)*	73	518
TreeHouse Foods, Inc.*	123	4,707
Tyson Foods, Inc., Class A†	188	13,760
Universal Corp.	96	4,656

		152,317

Health Care Equipment & Services — 5.8%
Abbott Laboratories†	29	1,737
Addus HomeCare Corp.*	4	195
Aetna, Inc.†	7	1,183
Align Technology, Inc.*	1	251
Allscripts Healthcare Solutions, Inc.*	62	766
Almost Family, Inc.*	92	5,152
AmerisourceBergen Corp.†	39	3,362
Analogic Corp.	34	3,261
Anika Therapeutics, Inc.*	30	1,492

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Anthem, Inc.†	5	$1,098
athenahealth, Inc.†*	4	572
Baxter International, Inc.†	6	390
Becton Dickinson and Co.	2	433
Boston Scientific Corp.*	16	437
Brookdale Senior Living, Inc.(a)*	949	6,368
Cardinal Health, Inc.†	6	376
Centene Corp.†*	3	321
Cerner Corp.*	3	174
Cigna Corp.†	126	21,135
CONMED Corp.	30	1,900
Cooper Cos., Inc. (The)	2	458
CorVel Corp.*	21	1,062
Cotiviti Holdings, Inc.†*	207	7,129
Danaher Corp.	12	1,175
DaVita, Inc.†*	4	264
DENTSPLY SIRONA, Inc.	2	101
Edwards Lifesciences Corp.*	2	279
Envision Healthcare Corp.(a)*	3	115
Express Scripts Holding Co.†*	9	622
Haemonetics Corp.†*	72	5,268
Halyard Health, Inc.*	141	6,497
HCA Healthcare, Inc.	3	291
Henry Schein, Inc.(a)*	1	67
Hill-Rom Holdings, Inc.†	53	4,611
HMS Holdings Corp.*	125	2,105
Hologic, Inc.*	3	112
Humana, Inc.†	2	538
ICU Medical, Inc.†*	39	9,844
Integer Holdings Corp.*	44	2,488
Intuitive Surgical, Inc.*	1	413
Invacare Corp.(a)	255	4,437
Laboratory Corp. of America Holdings†*	52	8,411
Lantheus Holdings, Inc.*	151	2,401
LeMaitre Vascular, Inc.	37	1,341
LifePoint Health, Inc.*	56	2,632
Masimo Corp.*	65	5,717
McKesson Corp.†	4	563
MEDNAX, Inc.†*	112	6,231
Medtronic PLC (Ireland)	15	1,203
National HealthCare Corp.	23	1,371
Natus Medical, Inc.*	29	976

The accompanying notes are an integral part of the financial statements.

44

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Owens & Minor, Inc.	300	$4,665
Quality Systems, Inc.*	206	2,812
Quest Diagnostics, Inc.†	30	3,009
ResMed, Inc.	1	98
Select Medical Holdings Corp.*	14	242
STERIS PLC (United Kingdom)†	48	4,481
Stryker Corp.	4	644
Tabula Rasa HealthCare, Inc.(a)*	73	2,832
Teleflex, Inc.	7	1,785
Tenet Healthcare Corp.(a)*	156	3,783
UnitedHealth Group, Inc.†	17	3,638
Universal Health Services, Inc., Class B	2	237
US Physical Therapy, Inc.	1	81
Varex Imaging Corp.†*	185	6,619
Varian Medical Systems, Inc.*	45	5,519
Zimmer Biomet Holdings, Inc.	4	436

		170,206

Household & Personal Products — 3.2%
Avon Products, Inc.*	1,446	4,107
Church & Dwight Co., Inc.	3	151
Clorox Co. (The)	3	399
Colgate-Palmolive Co.	15	1,075
Coty, Inc., Class A	8	146
Energizer Holdings, Inc.(a)	41	2,443
Estee Lauder Cos., Inc. (The), Class A†	41	6,139
Kimberly-Clark Corp.†	5	551
Procter & Gamble Co. (The)†	976	77,377
Spectrum Brands Holdings, Inc.(a)	11	1,141

		93,529

Insurance — 1.6%
Aflac, Inc.	10	438
Allstate Corp. (The)	6	569
American International Group, Inc.	10	544
Aon PLC (United Kingdom)†	122	17,120
Arthur J Gallagher & Co.	2	137
Assurant, Inc.	1	91
Brighthouse Financial, Inc.*	3	154
Chubb Ltd. (Switzerland)	5	684
Cincinnati Financial Corp.	1	74
Everest Re Group Ltd. (Bermuda)	2	514
Hartford Financial Services Group, Inc. (The)	4	206

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Lincoln National Corp.	2	$146
Loews Corp.	5	249
Marsh & McLennan Cos., Inc.†	251	20,730
MetLife, Inc.	11	505
Principal Financial Group, Inc.	5	305
Progressive Corp. (The)†	30	1,828
Prudential Financial, Inc.	4	414
Torchmark Corp.†	2	168
Travelers Cos., Inc. (The)†	5	694
Unum Group	2	95
Willis Towers Watson PLC (Ireland)	1	152
XL Group Ltd. (Bermuda)	5	276

		46,093

Materials — 6.3%
Air Products & Chemicals, Inc.†	26	4,135
Albemarle Corp.	1	93
American Vanguard Corp.	8	162
Avery Dennison Corp.	44	4,675
Axalta Coating Systems Ltd. (Bermuda)*	6	181
Ball Corp.†	6	238
Celanese Corp., Class A	18	1,804
CF Industries Holdings, Inc.	2	75
Chemours Co. (The)	83	4,043
DowDupont, Inc.	26	1,656
Eastman Chemical Co.	71	7,496
Ecolab, Inc.	4	548
FMC Corp.	1	77
Freeport-McMoRan, Inc.†	547	9,611
FutureFuel Corp.	16	192
GCP Applied Technologies, Inc.*	96	2,789
Graphic Packaging Holding Co.	164	2,517
Innospec, Inc.	89	6,105
International Flavors & Fragrances, Inc.	2	274
International Paper Co.†	204	10,900
KapStone Paper and Packaging Corp.	67	2,299
Koppers Holdings, Inc.*	62	2,548
Kraton Corp.†*	182	8,683
Kronos Worldwide, Inc.	152	3,435
LyondellBasell Industries NV, Class A (Netherlands)†	201	21,242

The accompanying notes are an integral part of the financial statements.

45

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Martin Marietta Materials, Inc.	1	$207
Methanex Corp. (Canada)†	24	1,456
Minerals Technologies, Inc.	3	201
Monsanto Co.†	219	25,555
Mosaic Co. (The)	3	73
Newmont Mining Corp.†	10	391
Norbord, Inc. (Canada)	120	4,360
Nucor Corp.	6	367
Packaging Corp. of America	2	225
Platform Specialty Products Corp.*	121	1,165
PolyOne Corp.	74	3,146
PPG Industries, Inc.†	131	14,620
Praxair, Inc.	5	722
Quaker Chemical Corp.	5	741
Sealed Air Corp.	79	3,380
Sensient Technologies Corp.	10	706
Sherwin-Williams Co. (The)	1	392
Silgan Holdings, Inc.	230	6,406
Stepan Co.	65	5,407
Summit Materials, Inc., Class A*	12	363
Trinseo SA (Luxembourg)	90	6,664
Tronox Ltd., Class A (Australia)	3	55
Verso Corp., Class A*	366	6,163
Vulcan Materials Co.	1	114
Westlake Chemical Corp.†	78	8,670
WestRock Co.†	4	257

		187,584

Media — 3.3%
AMC Entertainment Holdings, Inc., Class A	329	4,622
AMC Networks, Inc., Class A(a)*	15	775
CBS Corp., Class B, non-voting shares†	6	308
Charter Communications, Inc., Class A*	2	622
Comcast Corp., Class A†	80	2,734
Discovery, Inc., Class A†(a)*	291	6,236
DISH Network Corp., Class A*	8	303
Entravision Communications Corp., Class A	535	2,514
Gannett Co., Inc.	621	6,198
Interpublic Group of Cos., Inc. (The)	198	4,560
John Wiley & Sons, Inc., Class A	60	3,822

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Lions Gate Entertainment Corp., Class B (Canada)	90	$2,167
Loral Space & Communications, Inc.*	32	1,333
MDC Partners, Inc., Class A (Canada)*	17	122
News Corp., Class A†	288	4,550
Omnicom Group, Inc.†	30	2,180
Time Warner, Inc.†	386	36,508
Twenty-First Century Fox, Inc., Class A†	107	3,926
Viacom, Inc., Class B†	196	6,088
Walt Disney Co. (The)†	22	2,210
WideOpenWest, Inc.*	70	500
World Wrestling Entertainment, Inc., Class A	179	6,446

		98,724

Pharmaceuticals, Biotechnology & Life Sciences — 18.6%
AbbVie, Inc.†	786	74,395
Agilent Technologies, Inc.	3	201
Alexion Pharmaceuticals, Inc.*	2	223
Allergan PLC (Ireland)	3	505
Amgen, Inc.†	360	61,373
ANI Pharmaceuticals, Inc.(a)*	18	1,048
Biogen, Inc.†*	87	23,822
Bristol-Myers Squibb Co.†	125	7,906
Bruker Corp.	251	7,510
Cambrex Corp.*	81	4,236
Celgene Corp.†*	253	22,570
ChemoCentryx, Inc.*	13	177
Corcept Therapeutics, Inc.(a)*	32	526
CytomX Therapeutics, Inc.*	34	967
Eli Lilly & Co.†	19	1,470
Enanta Pharmaceuticals, Inc.*	15	1,214
Exelixis, Inc.*	37	820
Gilead Sciences, Inc.†	645	48,627
Halozyme Therapeutics, Inc.*	76	1,489
Illumina, Inc.*	1	236
Incyte Corp.*	2	167
Innoviva, Inc.*	123	2,050
IQVIA Holdings, Inc.*	2	196
Johnson & Johnson†	797	102,136
Luminex Corp.	105	2,212
MacroGenics, Inc.*	32	805
Mallinckrodt PLC (Ireland)(a)*	24	348

The accompanying notes are an integral part of the financial statements.

46

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Merck & Co., Inc.†	1,181	$64,329
Mettler-Toledo International, Inc.*	1	575
Mylan NV (Netherlands)*	9	371
Nektar Therapeutics*	1	106
PerkinElmer, Inc.	1	76
Perrigo Co. PLC (Ireland)	1	83
Pfizer, Inc.†	2,421	85,921
PRA Health Sciences, Inc.†*	68	5,641
Prestige Brands Holdings, Inc.*	67	2,259
PTC Therapeutics, Inc.*	28	758
Regeneron Pharmaceuticals, Inc.*	3	1,033
Repligen Corp.(a)*	2	72
Sarepta Therapeutics, Inc.(a)*	10	741
Sorrento Therapeutics, Inc.*	111	572
Thermo Fisher Scientific, Inc.	4	826
Vertex Pharmaceuticals, Inc.*	2	326
Waters Corp.†*	2	397
Zoetis, Inc.†	240	20,042

		551,357

Real Estate — 1.0%
Alexandria Real Estate Equities, Inc., REIT(a)	3	375
American Tower Corp., REIT	4	581
Apartment Investment & Management Co., Class A, REIT	2	82
AvalonBay Communities, Inc., REIT	3	493
Boston Properties, Inc., REIT	1	123
CBRE Group, Inc., Class A*	168	7,933
Crown Castle International Corp., REIT	4	438
Digital Realty Trust, Inc., REIT†	4	422
Duke Realty Corp., REIT	4	106
Equinix, Inc., REIT	1	418
Equity Residential, REIT	5	308
Essex Property Trust, Inc., REIT†	2	481
Extra Space Storage, Inc., REIT†	3	262
Federal Realty Investment Trust, REIT	1	116
GGP, Inc., REIT	17	348
HCP, Inc., REIT	6	139
Host Hotels & Resorts, Inc., REIT	13	242
Iron Mountain, Inc., REIT	3	99
Kimco Realty Corp., REIT	7	101

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Macerich Co. (The) REIT	3	$168
Mid-America Apartment Communities, Inc., REIT	2	182
Prologis, Inc., REIT	6	378
Public Storage, REIT	1	200
Realty Income Corp., REIT(a)	5	259
Regency Centers Corp., REIT	3	177
SBA Communications Corp., REIT*	1	171
Simon Property Group, Inc., REIT	6	926
SL Green Realty Corp., REIT	2	194
UDR, Inc., REIT†	5	178
Ventas, Inc., REIT	4	198
Vornado Realty Trust, REIT	2	135
Welltower, Inc., REIT	5	272
Weyerhaeuser Co., REIT†	384	13,440

		29,945

Retailing — 10.9%
1-800-Flowers.com, Inc., Class A*	98	1,156
Abercrombie & Fitch Co., Class A	352	8,522
Advance Auto Parts, Inc.†	38	4,505
Amazon.com, Inc.†*	54	78,156
Asbury Automotive Group, Inc.*	65	4,388
AutoNation, Inc.*	66	3,087
AutoZone, Inc.†*	14	9,082
Bed Bath & Beyond, Inc.(a)	2	42
Best Buy Co., Inc.†	76	5,319
Booking Holdings, Inc.†*	24	49,929
Boot Barn Holdings, Inc.*	117	2,074
CarMax, Inc.(a)*	2	124
Dick’s Sporting Goods, Inc.(a)	203	7,115
Dollar General Corp.†	5	468
Dollar Tree, Inc.*	23	2,183
Expedia, Inc.(a)	3	331
Express, Inc.*	330	2,363
Foot Locker, Inc.	53	2,414
Gap, Inc. (The)†(a)	31	967
Genuine Parts Co.†	3	270
Guess?, Inc.	23	477
Home Depot, Inc. (The)†	259	46,164
Kohl’s Corp.	86	5,634
L Brands, Inc.	4	153
Lands’ End, Inc.*	5	117
LKQ Corp.*	3	114
Lowe’s Cos., Inc.†	15	1,316

The accompanying notes are an integral part of the financial statements.

47

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Lumber Liquidators Holdings, Inc.(a)*	137	$3,277
Macy’s, Inc.(a)	4	119
Michaels Cos., Inc. (The)*	108	2,129
Murphy USA, Inc.†*	71	5,169
Netflix, Inc.*	4	1,181
Nordstrom, Inc.†	8	387
Nutrisystem, Inc.†(a)	205	5,525
O’Reilly Automotive, Inc.†*	31	7,669
Penske Automotive Group, Inc.†	156	6,915
PetMed Express, Inc.†	51	2,129
Pool Corp.	8	1,170
RH*	20	1,906
Ross Stores, Inc.†	151	11,775
Shutterfly, Inc.*	56	4,550
Signet Jewelers Ltd. (Bermuda)†(a)	128	4,931
Sonic Automotive, Inc., Class A	14	265
Target Corp.†	58	4,027
Tiffany & Co.	14	1,367
TJX Cos., Inc. (The)†	144	11,745
Tractor Supply Co.	61	3,844
TripAdvisor, Inc.(a)*	1	41
Ulta Beauty, Inc.*	1	204
Williams-Sonoma, Inc.(a)	54	2,849
Zumiez, Inc.(a)*	63	1,506

		321,150

Semiconductors & Semiconductor Equipment — 5.6%
Advanced Energy Industries, Inc.*	89	5,687
Advanced Micro Devices, Inc.(a)*	18	181
Amkor Technology, Inc.*	51	517
Analog Devices, Inc.†	7	638
Applied Materials, Inc.†	18	1,001
Broadcom Ltd. (Singapore)	7	1,650
Cirrus Logic, Inc.*	139	5,648
Cohu, Inc.	190	4,334
Cypress Semiconductor Corp.	241	4,087
Diodes, Inc.*	194	5,909
First Solar, Inc.†*	27	1,916
Intel Corp.†	184	9,583
KLA-Tencor Corp.†	3	327
Lam Research Corp.†	3	609
Marvell Technology Group Ltd. (Bermuda)	319	6,699
Maxim Integrated Products, Inc.	62	3,734
Microchip Technology, Inc.(a)	5	457

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Micron Technology, Inc.†*	659	$34,360
MKS Instruments, Inc.†	28	3,238
NVIDIA Corp.	7	1,621
Qorvo, Inc.*	3	211
QUALCOMM, Inc.†	26	1,441
Rambus, Inc.*	201	2,699
Skyworks Solutions, Inc.†	4	401
SMART Global Holdings, Inc. (Cayman Islands)*	92	4,585
Teradyne, Inc.†	107	4,891
Texas Instruments, Inc.†	496	51,529
Xcerra Corp.*	452	5,266
Xilinx, Inc.	2	144
Xperi Corp.	152	3,215

		166,578

Software & Services — 14.5%
Accenture PLC, Class A (Ireland)†	106	16,271
Activision Blizzard, Inc.	8	540
Adobe Systems, Inc.*	5	1,079
Akamai Technologies, Inc.*	1	71
Alarm.com Holdings, Inc.*	5	189
Alliance Data Systems Corp.	4	851
Alphabet, Inc., Class A†*	78	80,897
Appfolio, Inc., Class A*	90	3,676
Aspen Technology, Inc.*	40	3,156
Autodesk, Inc.*	2	251
Automatic Data Processing, Inc.	4	454
CA, Inc.†	33	1,119
Cadence Design Systems, Inc.*	3	110
Cardtronics PLC, Class A (United Kingdom)*	271	6,046
Care.com, Inc.*	146	2,375
Cars.com, Inc.*	16	453
CDK Global, Inc.	78	4,941
CGI Group, Inc., Class A (Canada)*	70	4,035
Cision Ltd. (Cayman Islands)(a)*	32	370
Citrix Systems, Inc.†*	3	278
Cognizant Technology Solutions Corp., Class A†	72	5,796
CommerceHub, Inc., Class C*	61	1,372
Conduent, Inc.*	147	2,740
Convergys Corp.	180	4,072
CSRA, Inc.†	2	82

The accompanying notes are an integral part of the financial statements.

48

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Descartes Systems Group, Inc. (The) (Canada)*	36	$1,028
DST Systems, Inc.	28	2,342
DXC Technology Co.†	5	503
eBay, Inc.†*	18	724
Electronic Arts, Inc.†*	6	727
Endurance International Group Holdings, Inc.(a)*	94	696
Envestnet, Inc.*	79	4,527
Etsy, Inc.*	227	6,370
Euronet Worldwide, Inc.*	22	1,736
Facebook, Inc., Class A†*	316	50,494
Fair Isaac Corp.*	3	508
Fidelity National Information Services, Inc.†	5	482
Fiserv, Inc.*	6	428
Fortinet, Inc.*	70	3,751
Gartner, Inc.*	1	118
Global Payments, Inc.	1	112
Globant SA (Luxembourg)*	95	4,896
GoDaddy, Inc., Class A*	52	3,194
GTT Communications, Inc.*	66	3,742
IAC/InterActiveCorp.*	39	6,099
International Business Machines Corp.†	392	60,145
Intuit, Inc.	2	347
j2 Global, Inc.(a)	25	1,973
Leidos Holdings, Inc.	74	4,840
LogMeIn, Inc.	43	4,969
Manhattan Associates, Inc.*	51	2,136
Mastercard, Inc., Class A†	34	5,955
Microsoft Corp.†	429	39,155
MicroStrategy, Inc., Class A*	15	1,935
Monotype Imaging Holdings, Inc.	144	3,233
NIC, Inc.†	388	5,160
Open Text Corp. (Canada)	117	4,072
Oracle Corp.†	137	6,268
Paychex, Inc.†	177	10,901
PayPal Holdings, Inc.*	13	986
Perficient, Inc.*	37	848
Progress Software Corp.	144	5,537
Qualys, Inc.*	1	73
QuinStreet, Inc.*	33	421
Quotient Technology, Inc.*	84	1,100

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
RealPage, Inc.*	7	$360
Red Hat, Inc.*	1	150
SailPoint Technologies Holding, Inc.*	103	2,131
salesforce.com, Inc.*	8	930
ServiceNow, Inc.*	3	496
SS&C Technologies Holdings, Inc.	59	3,165
Stamps.com, Inc.*	29	5,830
Symantec Corp.	11	284
Synopsys, Inc.*	1	83
Take-Two Interactive Software, Inc.*	1	98
TechTarget, Inc.*	2	40
Total System Services, Inc.	4	345
Tucows, Inc., Class A(a)*	74	4,144
Tyler Technologies, Inc.*	8	1,688
Varonis Systems, Inc.*	71	4,296
VeriSign, Inc.(a)*	1	119
Visa, Inc., Class A†	75	8,972
Web.com Group, Inc.*	100	1,810
Western Union Co. (The)	8	154
XO Group, Inc.*	4	83

		428,933

Technology Hardware & Equipment — 12.6%
Amphenol Corp., Class A	3	258
Apple, Inc.†	1,012	169,793
Arista Networks, Inc.*	27	6,893
Belden, Inc.(a)	1	69
CDW Corp.	57	4,008
Cisco Systems, Inc.†	1,476	63,306
Coherent, Inc.*	5	937
CommScope Holding Co., Inc.*	43	1,719
Corning, Inc.	9	251
Diebold Nixdorf, Inc.(a)	370	5,698
Electro Scientific Industries, Inc.†*	350	6,766
F5 Networks, Inc.†*	4	578
FLIR Systems, Inc.†	3	150
Hewlett Packard Enterprise Co.†	590	10,349
HP, Inc.†	797	17,470
InterDigital, Inc.†	75	5,520
IPG Photonics Corp.*	1	233
Itron, Inc.*	79	5,652
Jabil, Inc.	131	3,764
Juniper Networks, Inc.†	6	146
KEMET Corp.†*	273	4,949

The accompanying notes are an integral part of the financial statements.

49

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Knowles Corp.(a)*	443	$5,577
Mitel Networks Corp. (Canada)*	185	1,717
Motorola Solutions, Inc.†	81	8,529
NCR Corp.(a)*	9	284
NetApp, Inc.†	27	1,666
NETGEAR, Inc.(a)*	34	1,945
OSI Systems, Inc.(a)*	53	3,459
PC Connection, Inc.	16	400
Plantronics, Inc.†	42	2,536
Pure Storage, Inc., Class A*	74	1,476
Rogers Corp.*	11	1,315
Seagate Technology PLC (Ireland)†	144	8,427
Systemax, Inc.	85	2,427
TE Connectivity Ltd. (Switzerland)†	3	300
Tech Data Corp.*	85	7,236
TTM Technologies, Inc.*	189	2,890
Ubiquiti Networks, Inc.(a)*	19	1,307
Vishay Intertechnology, Inc.†	320	5,952
Western Digital Corp.†	6	554
Xerox Corp.	5	144
Zebra Technologies Corp., Class A*	38	5,289

		371,939

Telecommunication Services — 2.7%
AT&T, Inc.†	106	3,779
BCE, Inc. (Canada)	138	5,940
CenturyLink, Inc.	18	296
Intelsat SA (Luxembourg)(a)*	438	1,647
Rogers Communications, Inc., Class B (Canada)	155	6,925
Verizon Communications, Inc.†	1,104	52,793
Vonage Holdings Corp.*	573	6,102
Zayo Group Holdings, Inc.*	29	991

		78,473

Transportation — 2.9%
Alaska Air Group, Inc.†	3	186
American Airlines Group, Inc.(a)	9	468
Canadian National Railway Co. (Canada)	7	512
CH Robinson Worldwide, Inc.(a)	1	94
CSX Corp.†	16	891
Delta Air Lines, Inc.†	13	713
Echo Global Logistics, Inc.*	30	828

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.†	48	$3,038
FedEx Corp.	3	720
Forward Air Corp.	87	4,599
Hawaiian Holdings, Inc.(a)	3	116
JB Hunt Transport Services, Inc.	10	1,172
Kansas City Southern	2	220
Kirby Corp.*	2	154
Landstar System, Inc.†	11	1,206
Marten Transport Ltd.	107	2,440
Norfolk Southern Corp.†	104	14,121
Old Dominion Freight Line, Inc.	39	5,732
Ryder System, Inc.	4	291
Saia, Inc.*	5	376
Schneider National, Inc., Class B	124	3,231
SkyWest, Inc.	67	3,645
Southwest Airlines Co.	6	344
Union Pacific Corp.†	250	33,608
United Continental Holdings, Inc.*	3	208
United Parcel Service, Inc., Class B	9	942
Universal Logistics Holdings, Inc.	23	486
XPO Logistics, Inc.(a)*	61	6,210

		86,551

Utilities — 0.7%
AES Corp.†	80	910
Alliant Energy Corp.	2	82
Ameren Corp.	5	283
American Electric Power Co., Inc.	5	343
American Water Works Co., Inc.	2	164
CenterPoint Energy, Inc.†	8	219
CMS Energy Corp.	3	136
Consolidated Edison, Inc.	3	234
Dominion Energy, Inc.	7	472
DTE Energy Co.†	4	418
Duke Energy Corp.†	12	930
Edison International	3	191
Entergy Corp.	2	158
Eversource Energy	3	177
Exelon Corp.†	17	663
FirstEnergy Corp.†	219	7,448
NextEra Energy, Inc.	9	1,470
NiSource, Inc.	4	96
NRG Energy, Inc.†	156	4,763

The accompanying notes are an integral part of the financial statements.

50

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
PG&E Corp.	9	$395
Pinnacle West Capital Corp.	2	160
PPL Corp.	8	226
Public Service Enterprise Group, Inc.	5	251
SCANA Corp.	3	113
Sempra Energy(a)	2	222
Southern Co. (The)(a)	18	804
WEC Energy Group, Inc.†	6	376
Xcel Energy, Inc.	5	227

		21,931

TOTAL COMMON STOCKS (Cost $3,964,466)		4,116,525

TOTAL LONG POSITIONS - 139.1%		4,116,525

(Cost $3,964,466)

SHORT POSITIONS — (40.1)%
COMMON STOCKS — (40.1)%
Automobiles & Components — (1.2)%
Adient PLC (Ireland)	(142)	(8,486)
American Axle & Manufacturing Holdings, Inc.*	(7)	(107)
Delphi Technologies PLC (Jersey)	(23)	(1,096)
Dorman Products, Inc.*	(84)	(5,562)
Fox Factory Holding Corp.*	(145)	(5,060)
Gentherm, Inc.*	(178)	(6,043)
LCI Industries	(8)	(833)
Tesla, Inc.*	(19)	(5,056)
Visteon Corp.*	(41)	(4,520)

		(36,763)

Capital Goods — (6.6)%
AAON, Inc.	(152)	(5,928)
Actuant Corp., Class A	(175)	(4,069)
AECOM*	(17)	(606)
American Railcar Industries, Inc.	(62)	(2,319)
American Woodmark Corp.*	(75)	(7,384)
Apogee Enterprises, Inc.	(138)	(5,981)
Applied Industrial Technologies, Inc.	(2)	(146)
Astec Industries, Inc.	(18)	(993)
Astronics Corp.*	(81)	(3,021)
Blue Bird Corp.*	(14)	(332)
Briggs & Stratton Corp.	(270)	(5,781)
CIRCOR International, Inc.	(97)	(4,138)
Cubic Corp.	(92)	(5,851)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Donaldson Co., Inc.	(57)	$(2,568)
DXP Enterprises, Inc.*	(80)	(3,116)
Dycom Industries, Inc.*	(56)	(6,027)
EnPro Industries, Inc.	(79)	(6,113)
Evoqua Water Technologies Corp.*	(163)	(3,470)
Global Brass & Copper Holdings, Inc.	(82)	(2,743)
Griffon Corp.	(111)	(2,026)
Hyster-Yale Materials Handling, Inc.	(26)	(1,818)
JELD-WEN Holding, Inc.*	(55)	(1,684)
Kratos Defense & Security Solutions, Inc.*	(829)	(8,530)
Lindsay Corp.	(50)	(4,572)
MasTec, Inc.*	(153)	(7,199)
Maxar Technologies Ltd. (Canada)	(149)	(6,891)
Mercury Systems, Inc.*	(39)	(1,884)
Meritor, Inc.*	(172)	(3,536)
Moog, Inc., Class A*	(1)	(82)
MRC Global, Inc.*	(414)	(6,806)
Mueller Industries, Inc.	(138)	(3,610)
Mueller Water Products, Inc., Class A	(125)	(1,359)
MYR Group, Inc.*	(45)	(1,387)
National Presto Industries, Inc.	(12)	(1,125)
Nexeo Solutions, Inc.*	(55)	(588)
NOW, Inc.*	(683)	(6,980)
Patrick Industries, Inc.*	(32)	(1,979)
Primoris Services Corp.	(55)	(1,374)
Proto Labs, Inc.*	(5)	(588)
Quanex Building Products Corp.	(119)	(2,071)
Raven Industries, Inc.	(42)	(1,472)
RBC Bearings, Inc.*	(4)	(497)
REV Group, Inc.	(345)	(7,162)
Rush Enterprises, Inc., Class A*	(120)	(5,099)
SPX Corp.*	(204)	(6,626)
Sunrun, Inc.*	(654)	(5,840)
Textainer Group Holdings Ltd. (Bermuda)*	(232)	(3,932)
Thermon Group Holdings, Inc.*	(104)	(2,331)
Timken Co. (The)	(32)	(1,459)
Toro Co. (The)	(4)	(250)
Triumph Group, Inc.	(78)	(1,966)
USG Corp.*	(100)	(4,042)
Valmont Industries, Inc.	(9)	(1,317)
Vicor Corp.*	(72)	(2,056)
Wesco Aircraft Holdings, Inc.*	(520)	(5,330)

The accompanying notes are an integral part of the financial statements.

51

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Woodward, Inc.	(110)	$(7,883)

		(193,937)

Commercial & Professional Services — (2.0)%
ABM Industries, Inc.	(187)	(6,261)
Advanced Disposal Services, Inc.*	(27)	(602)
ASGN, Inc.*	(15)	(1,228)
Brady Corp., Class A	(63)	(2,340)
CBIZ, Inc.*	(10)	(182)
CoStar Group, Inc.*	(10)	(3,627)
Forrester Research, Inc.	(39)	(1,617)
Healthcare Services Group, Inc.	(48)	(2,087)
Insperity, Inc.	(40)	(2,782)
KAR Auction Services, Inc.	(87)	(4,715)
Kimball International, Inc., Class B	(40)	(682)
Mistras Group, Inc.*	(52)	(985)
MSA Safety, Inc.	(58)	(4,828)
Multi-Color Corp.	(71)	(4,690)
Pitney Bowes, Inc.	(456)	(4,966)
Ritchie Bros Auctioneers, Inc. (Canada)	(13)	(409)
Stantec, Inc. (Canada)	(9)	(222)
Team, Inc.*	(53)	(729)
Tetra Tech, Inc.	(108)	(5,287)
TransUnion*	(51)	(2,896)
TriNet Group, Inc.*	(48)	(2,223)
TrueBlue, Inc.*	(196)	(5,076)

		(58,434)

Consumer Durables & Apparel — (1.3)%
American Outdoor Brands Corp.*	(340)	(3,508)
Canada Goose Holdings, Inc. (Canada)*	(20)	(668)
Cavco Industries, Inc.*	(13)	(2,259)
Crocs, Inc.*	(115)	(1,869)
Ethan Allen Interiors, Inc.	(85)	(1,951)
GoPro, Inc., Class A*	(914)	(4,378)
Installed Building Products, Inc.*	(74)	(4,444)
iRobot Corp.*	(30)	(1,926)
Johnson Outdoors, Inc., Class A	(31)	(1,922)
Movado Group, Inc.	(50)	(1,920)
Oxford Industries, Inc.	(47)	(3,504)
Skechers U.S.A., Inc., Class A*	(163)	(6,339)
Sturm Ruger & Co., Inc.	(91)	(4,778)

		(39,466)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (2.2)%
Aramark	(9)	$(356)
Belmond Ltd., Class A (Bermuda)*	(258)	(2,877)
Bloomin’ Brands, Inc.	(231)	(5,608)
Capella Education Co.	(7)	(611)
Carrols Restaurant Group, Inc.*	(205)	(2,296)
Cheesecake Factory, Inc. (The)	(27)	(1,302)
Chegg, Inc.*	(39)	(806)
Dave & Buster’s Entertainment, Inc.*	(109)	(4,550)
Domino’s Pizza, Inc.	(4)	(934)
Golden Entertainment, Inc.*	(158)	(3,670)
Grand Canyon Education, Inc.*	(20)	(2,098)
ILG, Inc.	(195)	(6,066)
International Game Technology PLC (United Kingdom)	(66)	(1,764)
International Speedway Corp., Class A	(19)	(838)
K12, Inc.*	(152)	(2,155)
Marcus Corp. (The)	(40)	(1,214)
Monarch Casino & Resort, Inc.*	(48)	(2,030)
Papa John’s International, Inc.	(51)	(2,922)
Planet Fitness, Inc., Class A*	(102)	(3,853)
Service Corp. International	(33)	(1,245)
Shake Shack, Inc., Class A*	(104)	(4,330)
Sonic Corp.	(27)	(681)
Strayer Education, Inc.	(43)	(4,345)
Texas Roadhouse, Inc.	(59)	(3,409)
Wendy’s Co. (The)	(202)	(3,545)
Wingstop, Inc.	(34)	(1,606)

		(65,111)

Energy — (2.8)%
Ensco PLC, Class A (United Kingdom)	(1,910)	(8,385)
Forum Energy Technologies, Inc.*	(473)	(5,203)
Green Plains, Inc.	(497)	(8,350)
Helix Energy Solutions Group, Inc.*	(912)	(5,280)
Keane Group, Inc.*	(356)	(5,269)
Nabors Industries Ltd. (Bermuda)	(81)	(566)
NexGen Energy Ltd. (Canada)*	(202)	(343)
Oceaneering International, Inc.	(242)	(4,487)
Oil States International, Inc.*	(21)	(550)
Patterson-UTI Energy, Inc.	(312)	(5,463)
Pembina Pipeline Corp. (Canada)	(80)	(2,498)
ProPetro Holding Corp.*	(85)	(1,351)
REX American Resources Corp.*	(17)	(1,238)

The accompanying notes are an integral part of the financial statements.

52

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Select Energy Services, Inc., Class A*	(330)	$(4,165)
SemGroup Corp., Class A	(247)	(5,286)
Solaris Oilfield Infrastructure, Inc., Class A*	(238)	(3,941)
Suncor Energy, Inc. (Canada)	(129)	(4,456)
Targa Resources Corp.	(80)	(3,520)
Tidewater, Inc.*	(93)	(2,661)
Unit Corp.*	(278)	(5,493)
US Silica Holdings, Inc.	(148)	(3,777)

		(82,282)

Food & Staples Retailing — (0.6)%
Casey’s General Stores, Inc.	(57)	(6,257)
Chefs’ Warehouse, Inc. (The)*	(92)	(2,116)
Smart & Final Stores, Inc.*	(9)	(50)
SpartanNash Co.	(10)	(172)
SUPERVALU, Inc.*	(247)	(3,762)
United Natural Foods, Inc.*	(134)	(5,754)

		(18,111)

Food, Beverage & Tobacco — (1.1)%
Blue Buffalo Pet Products, Inc.*	(139)	(5,534)
Boston Beer Co., Inc. (The), Class A*	(13)	(2,458)
Bunge Ltd. (Bermuda)	(7)	(518)
Coca-Cola Bottling Co. Consolidated	(1)	(173)
Darling Ingredients, Inc.*	(146)	(2,526)
Farmer Brothers Co.*	(50)	(1,510)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(113)	(5,112)
Freshpet, Inc.*	(149)	(2,451)
Hain Celestial Group, Inc. (The)*	(201)	(6,446)
Lamb Weston Holdings, Inc.	(36)	(2,096)
MGP Ingredients, Inc.	(11)	(985)
Tootsie Roll Industries, Inc.	(1)	(15)
Vector Group Ltd.	(145)	(2,957)

		(32,781)

Health Care Equipment & Services — (3.8)%
Acadia Healthcare Co., Inc.*	(182)	(7,131)
Amedisys, Inc.*	(86)	(5,189)
American Renal Associates Holdings, Inc.*	(36)	(679)
AtriCure, Inc.*	(144)	(2,955)
BioTelemetry, Inc.*	(68)	(2,111)
Cardiovascular Systems, Inc.*	(158)	(3,465)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Chemed Corp.	(5)	$(1,364)
Civitas Solutions, Inc.*	(92)	(1,417)
Community Health Systems, Inc.*	(376)	(1,489)
CryoLife, Inc.*	(79)	(1,584)
Diplomat Pharmacy, Inc.*	(138)	(2,781)
Encompass Health Corp.	(28)	(1,601)
Ensign Group, Inc. (The)	(70)	(1,841)
Evolent Health, Inc., Class A*	(167)	(2,380)
HealthStream, Inc.	(2)	(50)
Inovalon Holdings, Inc., Class A*	(437)	(4,632)
Insulet Corp.*	(7)	(607)
Integra LifeSciences Holdings Corp.*	(63)	(3,486)
iRhythm Technologies, Inc.*	(65)	(4,092)
K2M Group Holdings, Inc.*	(264)	(5,003)
Kindred Healthcare, Inc.	(396)	(3,623)
LHC Group, Inc.*	(127)	(7,818)
Medidata Solutions, Inc.*	(26)	(1,633)
Meridian Bioscience, Inc.	(45)	(639)
Merit Medical Systems, Inc.*	(26)	(1,179)
Nevro Corp.*	(43)	(3,727)
NxStage Medical, Inc.*	(90)	(2,237)
Omnicell, Inc.*	(135)	(5,859)
OraSure Technologies, Inc.*	(181)	(3,057)
Patterson Cos., Inc.	(146)	(3,246)
Penumbra, Inc.*	(7)	(810)
PetIQ, Inc.*	(47)	(1,250)
Providence Service Corp. (The)*	(29)	(2,005)
Quidel Corp.*	(124)	(6,424)
STAAR Surgical Co.*	(108)	(1,598)
Tactile Systems Technology, Inc.*	(79)	(2,512)
Teladoc, Inc.*	(107)	(4,312)
ViewRay, Inc.*	(607)	(3,903)
Vocera Communications, Inc.*	(4)	(94)
Wright Medical Group NV (Netherlands)*	(139)	(2,758)

		(112,541)

Household & Personal Products — (0.3)%
Central Garden & Pet Co., Class A*	(165)	(6,536)
WD-40 Co.	(14)	(1,844)

		(8,380)

Materials — (2.8)%
A Schulman, Inc.	(22)	(946)
AptarGroup, Inc.	(66)	(5,929)
Ashland Global Holdings, Inc.	(97)	(6,770)

The accompanying notes are an integral part of the financial statements.

53

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Balchem Corp.	(6)	$(490)
Bemis Co., Inc.	(129)	(5,614)
Boise Cascade Co.	(26)	(1,004)
Cabot Corp.	(43)	(2,396)
Clearwater Paper Corp.*	(81)	(3,167)
Ferro Corp.*	(183)	(4,249)
Greif, Inc., Class A	(120)	(6,270)
HB Fuller Co.	(106)	(5,271)
Huntsman Corp.	(41)	(1,199)
Innophos Holdings, Inc.	(110)	(4,423)
Myers Industries, Inc.	(27)	(571)
Neenah, Inc.	(32)	(2,509)
NewMarket Corp.	(5)	(2,008)
Nutrien Ltd. (Canada)	(45)	(2,127)
PH Glatfelter Co.	(33)	(677)
PQ Group Holdings, Inc.*	(26)	(363)
Rayonier Advanced Materials, Inc.	(397)	(8,524)
Sonoco Products Co.	(7)	(340)
Tredegar Corp.	(57)	(1,023)
US Concrete, Inc.*	(139)	(8,396)
Valvoline, Inc.	(143)	(3,165)
Venator Materials PLC (United Kingdom)*	(315)	(5,698)

		(83,129)

Media — (1.0)%
Altice USA, Inc., Class A*	(97)	(1,793)
Cable One, Inc.	(5)	(3,436)
Clear Channel Outdoor Holdings, Inc., Class A	(85)	(416)
Emerald Expositions Events, Inc.	(69)	(1,344)
Entercom Communications Corp., Class A	(560)	(5,404)
EW Scripps Co. (The), Class A	(316)	(3,789)
Live Nation Entertainment, Inc.*	(55)	(2,318)
Madison Square Garden Co. (The), Class A*	(15)	(3,687)
Meredith Corp.	(38)	(2,044)
New Media Investment Group, Inc.	(80)	(1,371)
New York Times Co. (The), Class A	(33)	(795)
Nexstar Media Group, Inc., Class A	(5)	(332)
TEGNA, Inc.	(258)	(2,939)
tronc, Inc.*	(18)	(296)

		(29,964)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (1.0)%
Achillion Pharmaceuticals, Inc.*	(39)	$(145)
Aclaris Therapeutics, Inc.*	(43)	(753)
Aerie Pharmaceuticals, Inc.*	(7)	(380)
Alder Biopharmaceuticals, Inc.*	(28)	(356)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(3)	(77)
Bio-Rad Laboratories, Inc., Class A*	(17)	(4,251)
Bio-Techne Corp.	(14)	(2,115)
Dermira, Inc.*	(67)	(535)
Flexion Therapeutics, Inc.*	(32)	(717)
Insmed, Inc.*	(34)	(766)
La Jolla Pharmaceutical Co.*	(108)	(3,216)
Medpace Holdings, Inc.*	(17)	(593)
Myovant Sciences Ltd. (Bermuda)*	(6)	(128)
NeoGenomics, Inc.*	(314)	(2,562)
Portola Pharmaceuticals, Inc.*	(56)	(1,829)
QIAGEN NV (Netherlands)*	(79)	(2,552)
Reata Pharmaceuticals, Inc., Class A*	(59)	(1,210)
Revance Therapeutics, Inc.*	(64)	(1,971)
Rigel Pharmaceuticals, Inc.*	(279)	(988)
Syneos Health, Inc.*	(52)	(1,846)
TherapeuticsMD, Inc.*	(16)	(78)
Theravance Biopharma, Inc. (Cayman Islands)*	(67)	(1,625)
Zogenix, Inc.*	(2)	(80)

		(28,773)

Retailing — (2.4)%
Aaron’s, Inc.	(95)	(4,427)
Blue Apron Holdings, Inc., Class A*	(1,720)	(3,440)
Burlington Stores, Inc.*	(36)	(4,793)
Caleres, Inc.	(123)	(4,132)
Camping World Holdings, Inc., Class A	(175)	(5,644)
Chico’s FAS, Inc.	(135)	(1,220)
Children’s Place, Inc. (The)	(29)	(3,922)
Core-Mark Holding Co., Inc.	(224)	(4,762)
DSW, Inc., Class A	(203)	(4,559)
Duluth Holdings, Inc., Class B*	(51)	(955)
Finish Line, Inc. (The), Class A	(388)	(5,254)
Group 1 Automotive, Inc.	(66)	(4,312)
Lithia Motors, Inc., Class A	(32)	(3,217)
Monro, Inc.	(8)	(429)
National Vision Holdings, Inc.*	(89)	(2,876)

The accompanying notes are an integral part of the financial statements.

54

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Office Depot, Inc.	(1,362)	$(2,928)
Overstock.com, Inc.*	(123)	(4,459)
Qurate Retail Group, Inc., Class A*	(134)	(3,373)
Tailored Brands, Inc.	(23)	(576)
Urban Outfitters, Inc.*	(31)	(1,146)
Wayfair, Inc., Class A*	(77)	(5,200)

		(71,624)

Semiconductors & Semiconductor Equipment — (2.0)%
Ambarella, Inc. (Cayman Islands)*	(100)	(4,899)
Aquantia Corp.*	(170)	(2,669)
Brooks Automation, Inc.	(189)	(5,118)
Cavium, Inc.*	(70)	(5,557)
CEVA, Inc.*	(41)	(1,484)
Cree, Inc.*	(82)	(3,305)
FormFactor, Inc.*	(111)	(1,515)
Ichor Holdings Ltd. (Cayman Islands)*	(170)	(4,116)
Inphi Corp.*	(174)	(5,237)
Lattice Semiconductor Corp.*	(204)	(1,136)
MACOM Technology Solutions Holdings, Inc.*	(101)	(1,677)
MaxLinear, Inc.*	(112)	(2,548)
Microsemi Corp.*	(24)	(1,553)
Monolithic Power Systems, Inc.	(20)	(2,315)
Nanometrics, Inc.*	(161)	(4,331)
Photronics, Inc.*	(501)	(4,133)
Rudolph Technologies, Inc.*	(145)	(4,016)
Synaptics, Inc.*	(109)	(4,985)

		(60,594)

Software & Services — (4.2)%
8x8, Inc.*	(312)	(5,819)
Acxiom Corp.*	(257)	(5,836)
Altair Engineering, Inc., Class A*	(60)	(1,882)
Benefitfocus, Inc.*	(51)	(1,245)
Black Knight, Inc.*	(83)	(3,909)
Blackline, Inc.*	(41)	(1,608)
Blucora, Inc.*	(232)	(5,707)
Box, Inc., Class A*	(256)	(5,261)
CACI International, Inc., Class A*	(4)	(605)
Callidus Software, Inc.*	(69)	(2,481)
Cloudera, Inc.*	(339)	(7,316)
Ellie Mae, Inc.*	(46)	(4,229)
Everbridge, Inc.*	(39)	(1,427)
FireEye, Inc.*	(282)	(4,775)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
First Data Corp., Class A*	(469)	$(7,504)
ForeScout Technologies, Inc.*	(119)	(3,860)
Glu Mobile, Inc.*	(382)	(1,440)
Gogo, Inc.*	(815)	(7,033)
Guidewire Software, Inc.*	(10)	(808)
Hortonworks, Inc.*	(111)	(2,261)
LivePerson, Inc.*	(2)	(33)
ManTech International Corp., Class A	(29)	(1,609)
Pandora Media, Inc.*	(435)	(2,188)
Presidio, Inc.*	(182)	(2,846)
PROS Holdings, Inc.*	(177)	(5,843)
Rapid7, Inc.*	(5)	(128)
Science Applications International Corp.	(25)	(1,970)
SecureWorks Corp., Class A*	(53)	(428)
Shutterstock, Inc.*	(14)	(674)
Snap, Inc., Class A*	(395)	(6,269)
Sykes Enterprises, Inc.*	(15)	(434)
Tableau Software, Inc., Class A*	(12)	(970)
Teradata Corp.*	(74)	(2,936)
Travelport Worldwide Ltd. (Bermuda)	(146)	(2,386)
TrueCar, Inc.*	(622)	(5,884)
TTEC Holdings, Inc.	(47)	(1,443)
Twilio, Inc., Class A*	(35)	(1,336)
WEX, Inc.*	(4)	(626)
Workday, Inc., Class A*	(14)	(1,780)
Workiva, Inc.*	(162)	(3,839)
Worldpay, Inc., Class A*	(11)	(905)
Yext, Inc.*	(211)	(2,669)
Zendesk, Inc.*	(51)	(2,441)

		(124,643)

Technology Hardware & Equipment — (2.9)%
ADTRAN, Inc.	(410)	(6,376)
ARRIS International PLC (United Kingdom)*	(255)	(6,775)
AVX Corp.	(153)	(2,532)
Celestica, Inc. (Canada)*	(103)	(1,066)
Comtech Telecommunications Corp.	(2)	(60)
Cray, Inc.*	(285)	(5,900)
CTS Corp.	(2)	(54)
Electronics For Imaging, Inc.*	(146)	(3,990)
Finisar Corp.*	(555)	(8,775)
Fitbit, Inc., Class A*	(746)	(3,805)
II-VI, Inc.*	(103)	(4,213)

The accompanying notes are an integral part of the financial statements.

55

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Infinera Corp.*	(234)	$(2,541)
Insight Enterprises, Inc.*	(169)	(5,903)
Methode Electronics, Inc.	(153)	(5,982)
MTS Systems Corp.	(21)	(1,085)
Oclaro, Inc.*	(151)	(1,444)
Sanmina Corp.*	(295)	(7,714)
ScanSource, Inc.*	(82)	(2,915)
Stratasys Ltd. (Israel)*	(164)	(3,310)
Trimble, Inc.*	(61)	(2,189)
ViaSat, Inc.*	(87)	(5,718)
Viavi Solutions, Inc.*	(447)	(4,345)

		(86,692)

Telecommunication Services — (0.8)%
ATN International, Inc.	(54)	(3,219)
Boingo Wireless, Inc.*	(57)	(1,412)
Consolidated Communications Holdings, Inc.	(281)	(3,080)
Iridium Communications, Inc.*	(540)	(6,075)
ORBCOMM, Inc.*	(484)	(4,535)
United States Cellular Corp.*	(101)	(4,059)

		(22,380)

Transportation — (1.1)%
Air Transport Services Group, Inc.*	(115)	(2,682)
Allegiant Travel Co.	(28)	(4,831)
ArcBest Corp.	(41)	(1,314)
Atlas Air Worldwide Holdings, Inc.*	(12)	(725)
Daseke, Inc.*	(142)	(1,390)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Genesee & Wyoming, Inc., Class A*	(1)	$(71)
Heartland Express, Inc.	(83)	(1,493)
Hub Group, Inc., Class A*	(117)	(4,896)
JetBlue Airways Corp.*	(33)	(671)
Knight-Swift Transportation Holdings, Inc.	(123)	(5,659)
Matson, Inc.	(68)	(1,948)
Spirit Airlines, Inc.*	(97)	(3,665)
Student Transportation, Inc. (Canada)	(225)	(1,685)

		(31,030)

TOTAL COMMON STOCK (Proceeds $1,241,861)		(1,186,635)

TOTAL SECURITES SOLD SHORT - (40.1)%		(1,186,635)

(Proceeds $1,241,861)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		28,369

NET ASSETS - 100.0%		$2,958,259

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC    Public Limited Company

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

56

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.5%
Automobiles & Components — 0.9%
Aptiv PLC (Jersey)	141	$11,981
BorgWarner, Inc.	112	5,626
Ford Motor Co.	56	620
General Motors Co.	164	5,960
Goodyear Tire & Rubber Co. (The)	126	3,349
Harley-Davidson, Inc.	4	172

		27,708

Banks — 0.7%
Bank of America Corp.	142	4,259
BB&T Corp.	12	624
Citigroup, Inc.	34	2,295
Citizens Financial Group, Inc.	10	420
Comerica, Inc.	3	288
Fifth Third Bancorp	10	317
Huntington Bancshares, Inc.	20	302
JPMorgan Chase & Co.	50	5,498
KeyCorp	15	293
M&T Bank Corp.	2	369
People’s United Financial, Inc.	5	93
PNC Financial Services Group, Inc. (The)	6	907
Regions Financial Corp.	17	316
SunTrust Banks, Inc.	7	476
SVB Financial Group*	1	240
US Bancorp	24	1,212
Wells Fargo & Co.	71	3,721
Zions Bancorporation	4	211

		21,841

Capital Goods — 10.8%
3M Co.	8	1,756
Acuity Brands, Inc.	1	139
Allegion PLC (Ireland)	2	171
AMETEK, Inc.	122	9,268
AO Smith Corp.	3	191
Arconic, Inc.	9	207
Boeing Co. (The)	210	68,855
Caterpillar, Inc.	252	37,140
Cummins, Inc.	90	14,588
Deere & Co.	5	777
Dover Corp.	83	8,152
Eaton Corp. PLC (Ireland)	8	639
Emerson Electric Co.	335	22,880
Fastenal Co.	6	328
Flowserve Corp.	2	87

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fluor Corp.	2	$114
Fortive Corp.	5	388
Fortune Brands Home & Security, Inc.	83	4,888
General Dynamics Corp.	159	35,123
General Electric Co.	124	1,672
Harris Corp.	60	9,677
Honeywell International, Inc.	247	35,694
Huntington Ingalls Industries, Inc.	1	258
Illinois Tool Works, Inc.	6	940
Ingersoll-Rand PLC (Ireland)	5	428
Jacobs Engineering Group, Inc.	6	355
Johnson Controls International PLC (Ireland)	17	599
L3 Technologies, Inc.	1	208
Lockheed Martin Corp.	6	2,028
Masco Corp.	170	6,875
Northrop Grumman Corp.	3	1,047
PACCAR, Inc.	5	331
Parker-Hannifin Corp.	2	342
Pentair PLC (Ireland)	92	6,268
Quanta Services, Inc.*	2	69
Raytheon Co.	152	32,805
Rockwell Automation, Inc.	2	348
Rockwell Collins, Inc.	3	405
Roper Technologies, Inc.	1	281
Snap-on, Inc.	1	148
Stanley Black & Decker, Inc.	82	12,562
Textron, Inc.	4	236
TransDigm Group, Inc.	2	614
United Rentals, Inc.*	2	345
United Technologies Corp.	15	1,887
WW Grainger, Inc.	31	8,750
Xylem, Inc.	95	7,307

		338,170

Commercial & Professional Services — 0.3%
Cintas Corp.	2	341
Equifax, Inc.	2	236
IHS Markit Ltd. (Bermuda)*	5	241
Nielsen Holdings PLC (United Kingdom)	84	2,670
Republic Services, Inc.	5	331
Robert Half International, Inc.	66	3,821
Stericycle, Inc.*	1	59
Verisk Analytics, Inc.*	3	312

The accompanying notes are an integral part of the financial statements.

57

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.	6	$505

		8,516

Consumer Durables & Apparel — 1.2%
DR Horton, Inc.	6	263
Garmin Ltd. (Switzerland)	3	177
Hanesbrands, Inc.	24	442
Hasbro, Inc.	2	169
Leggett & Platt, Inc.	2	89
Lennar Corp., Class A	32	1,886
Mattel, Inc.	6	79
Michael Kors Holdings Ltd. (British Virgin Islands)*	83	5,153
Mohawk Industries, Inc.*	2	464
Newell Brands, Inc.	256	6,523
NIKE, Inc., Class B	21	1,395
PulteGroup, Inc.	5	147
PVH Corp.	2	303
Ralph Lauren Corp.	45	5,031
Tapestry, Inc.	5	263
Under Armour, Inc., Class C*	8	115
VF Corp.	209	15,491
Whirlpool Corp.	2	306

		38,296

Consumer Services — 2.1%
Carnival Corp. (Panama)	14	918
Chipotle Mexican Grill, Inc.*	2	646
Darden Restaurants, Inc.	2	170
H&R Block, Inc.	28	711
Hilton Worldwide Holdings, Inc.	7	551
Marriott International, Inc., Class A	151	20,533
McDonald’s Corp.	141	22,050
MGM Resorts International	8	280
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	3	159
Royal Caribbean Cruises Ltd. (Liberia)	5	589
Starbucks Corp.	18	1,042
Wyndham Worldwide Corp.	10	1,144
Wynn Resorts Ltd.	2	365
Yum! Brands, Inc.	181	15,409

		64,567

Diversified Financials — 4.4%
Affiliated Managers Group, Inc.	1	190

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
American Express Co.	11	$1,026
Ameriprise Financial, Inc.	2	296
Bank of New York Mellon Corp. (The)	13	670
Berkshire Hathaway, Inc., Class B*	151	30,121
BlackRock, Inc.	85	46,046
Capital One Financial Corp.	7	671
Cboe Global Markets, Inc.	2	228
Charles Schwab Corp. (The)	19	992
CME Group, Inc.	6	970
Discover Financial Services	6	432
E*TRADE Financial Corp.*	4	222
Franklin Resources, Inc.	303	10,508
Goldman Sachs Group, Inc. (The)	6	1,511
Intercontinental Exchange, Inc.	75	5,439
Invesco Ltd. (Bermuda)	222	7,106
Leucadia National Corp.	5	114
Moody’s Corp.	70	11,291
Morgan Stanley	26	1,403
Nasdaq, Inc.	8	690
Navient Corp.	5	66
Northern Trust Corp.	3	309
Raymond James Financial, Inc.	2	179
S&P Global, Inc.	4	764
State Street Corp.	5	499
Synchrony Financial	15	503
T Rowe Price Group, Inc.	134	14,468

		136,714

Energy — 6.0%
Anadarko Petroleum Corp.	10	604
Andeavor	81	8,145
Apache Corp.	7	269
Cabot Oil & Gas Corp.	79	1,894
Chevron Corp.	189	21,554
Cimarex Energy Co.	1	94
Concho Resources, Inc.*	1	150
ConocoPhillips	651	38,598
Devon Energy Corp.	9	286
EOG Resources, Inc.	7	737
EQT Corp.	3	143
Exxon Mobil Corp.	465	34,694
Halliburton Co.	16	751
Helmerich & Payne, Inc.	1	67
Hess Corp.	166	8,403
Kinder Morgan, Inc.	32	482

The accompanying notes are an integral part of the financial statements.

58

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Oil Corp.	16	$258
Marathon Petroleum Corp.	266	19,447
National Oilwell Varco, Inc.	8	294
Newfield Exploration Co.*	3	73
Noble Energy, Inc.	9	273
Occidental Petroleum Corp.	10	650
ONEOK, Inc.	5	285
Phillips 66	269	25,802
Pioneer Natural Resources Co.	2	344
Range Resources Corp.	4	58
Schlumberger Ltd. (Curacao)	27	1,749
TechnipFMC PLC (United Kingdom)	9	265
Valero Energy Corp.	239	22,172
Williams Cos., Inc. (The)	12	298

		188,839

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	6	1,131
CVS Health Corp.	19	1,182
Kroger Co. (The)	457	10,941
Sysco Corp.	10	600
Walgreens Boots Alliance, Inc.	18	1,178
Walmart, Inc.	640	56,941

		71,973

Food, Beverage & Tobacco — 4.2%
Altria Group, Inc.	1,005	62,632
Archer-Daniels-Midland Co.	10	434
Brown-Forman Corp., Class B	6	326
Campbell Soup Co.	5	217
Coca-Cola Co. (The)	83	3,605
Conagra Brands, Inc.	7	258
Constellation Brands, Inc., Class A	3	684
Dr Pepper Snapple Group, Inc.	44	5,209
General Mills, Inc.	301	13,563
Hershey Co. (The)	52	5,146
Hormel Foods Corp.	10	343
JM Smucker Co. (The)	3	372
Kellogg Co.	5	325
Kraft Heinz Co. (The)	175	10,901
McCormick & Co., Inc., non-voting shares	2	213
Molson Coors Brewing Co., Class B	4	301
Mondelez International, Inc., Class A	27	1,127
Monster Beverage Corp.*	8	458
PepsiCo, Inc.	64	6,986

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Philip Morris International, Inc.	29	$2,883
Tyson Foods, Inc., Class A	200	14,638

		130,621

Health Care Equipment & Services — 2.8%
Abbott Laboratories	33	1,977
Aetna, Inc.	9	1,521
Align Technology, Inc.*	1	251
AmerisourceBergen Corp.	5	431
Anthem, Inc.	32	7,030
Baxter International, Inc.	10	650
Becton Dickinson and Co.	4	867
Boston Scientific Corp.*	22	601
Cardinal Health, Inc.	5	313
Centene Corp.*	21	2,244
Cerner Corp.*	5	290
Cigna Corp.	135	22,645
Cooper Cos., Inc. (The)	1	229
Danaher Corp.	10	979
DaVita, Inc.*	3	198
DENTSPLY SIRONA, Inc.	3	151
Edwards Lifesciences Corp.*	3	419
Envision Healthcare Corp.*	61	2,344
Express Scripts Holding Co.*	59	4,076
HCA Healthcare, Inc.	7	679
Henry Schein, Inc.*	2	134
Hologic, Inc.*	4	149
Humana, Inc.	16	4,301
IDEXX Laboratories, Inc.*	1	191
Intuitive Surgical, Inc.*	3	1,238
Laboratory Corp. of America Holdings*	54	8,734
McKesson Corp.	3	423
Medtronic PLC (Ireland)	24	1,925
Quest Diagnostics, Inc.	5	502
ResMed, Inc.	2	197
Stryker Corp.	5	805
UnitedHealth Group, Inc.	69	14,766
Universal Health Services, Inc., Class B	1	118
Varian Medical Systems, Inc.*	42	5,151
Zimmer Biomet Holdings, Inc.	4	436

		86,965

Household & Personal Products — 2.9%
Church & Dwight Co., Inc.	4	201

The accompanying notes are an integral part of the financial statements.

59

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Clorox Co. (The)	3	$399
Colgate-Palmolive Co.	13	932
Coty, Inc., Class A	10	183
Estee Lauder Cos., Inc. (The), Class A	8	1,198
Kimberly-Clark Corp.	6	661
Procter & Gamble Co. (The)	1,096	86,891

		90,465

Insurance — 1.5%
Aflac, Inc.	10	438
Allstate Corp. (The)	5	474
American International Group, Inc.	14	762
Aon PLC (United Kingdom)	130	18,243
Arthur J Gallagher & Co.	3	206
Assurant, Inc.	1	91
Brighthouse Financial, Inc.*	2	103
Chubb Ltd. (Switzerland)	7	957
Cincinnati Financial Corp.	3	223
Everest Re Group Ltd. (Bermuda)	1	257
Hartford Financial Services Group, Inc. (The)	5	258
Lincoln National Corp.	3	219
Loews Corp.	5	249
Marsh & McLennan Cos., Inc.	271	22,382
MetLife, Inc.	14	642
Principal Financial Group, Inc.	4	244
Progressive Corp. (The)	9	548
Prudential Financial, Inc.	7	725
Torchmark Corp.	2	168
Travelers Cos., Inc. (The)	4	555
Unum Group	3	143
Willis Towers Watson PLC (Ireland)	2	304
XL Group Ltd. (Bermuda)	4	221

		48,412

Materials — 3.7%
Air Products & Chemicals, Inc.	5	795
Albemarle Corp.	3	278
Avery Dennison Corp.	47	4,994
Ball Corp.	6	238
CF Industries Holdings, Inc.	3	113
DowDupont, Inc.	30	1,911
Eastman Chemical Co.	75	7,918
Ecolab, Inc.	3	411
FMC Corp.	2	153

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Freeport-McMoRan, Inc.	765	$13,441
International Flavors & Fragrances, Inc.	1	137
International Paper Co.	218	11,648
LyondellBasell Industries NV, Class A (Netherlands)	215	22,721
Martin Marietta Materials, Inc.	1	207
Monsanto Co.	239	27,889
Mosaic Co. (The)	5	121
Newmont Mining Corp.	11	430
Nucor Corp.	7	428
Packaging Corp. of America	1	113
PPG Industries, Inc.	139	15,512
Praxair, Inc.	4	577
Sealed Air Corp.	89	3,808
Sherwin-Williams Co. (The)	1	392
Vulcan Materials Co.	1	114
WestRock Co.	5	321

		114,670

Media — 2.8%
CBS Corp., Class B, non-voting shares	7	360
Charter Communications, Inc., Class A*	4	1,245
Comcast Corp., Class A	89	3,041
Discovery, Inc., Class A*	311	6,665
DISH Network Corp., Class A*	8	303
Interpublic Group of Cos., Inc. (The)	202	4,652
News Corp., Class A	308	4,866
Omnicom Group, Inc.	90	6,540
Time Warner, Inc.	412	38,967
Twenty-First Century Fox, Inc., Class A	352	12,915
Viacom, Inc., Class B	205	6,367
Walt Disney Co. (The)	28	2,812

		88,733

Pharmaceuticals, Biotechnology & Life Sciences — 18.0%
AbbVie, Inc.	841	79,601
Agilent Technologies, Inc.	5	334
Alexion Pharmaceuticals, Inc.*	2	223
Allergan PLC (Ireland)	6	1,010
Amgen, Inc.	396	67,510
Biogen, Inc.*	105	28,751
Bristol-Myers Squibb Co.	21	1,328

The accompanying notes are an integral part of the financial statements.

60

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Celgene Corp.*	365	$32,562
Eli Lilly & Co.	20	1,547
Gilead Sciences, Inc.	690	52,019
Illumina, Inc.*	1	236
Incyte Corp.*	2	167
IQVIA Holdings, Inc.*	3	294
Johnson & Johnson	854	109,440
Merck & Co., Inc.	1,322	72,009
Mettler-Toledo International, Inc.*	1	575
Mylan NV (Netherlands)*	10	412
Nektar Therapeutics*	2	213
PerkinElmer, Inc.	2	151
Perrigo Co. PLC (Ireland)	3	250
Pfizer, Inc.	2,594	92,061
Regeneron Pharmaceuticals, Inc.*	3	1,033
Thermo Fisher Scientific, Inc.	5	1,032
Vertex Pharmaceuticals, Inc.*	3	489
Waters Corp.*	1	199
Zoetis, Inc.	256	21,379

		564,825

Real Estate — 1.0%
Alexandria Real Estate Equities, Inc., REIT	2	250
American Tower Corp., REIT	6	872
Apartment Investment & Management, Class A, REIT	2	82
AvalonBay Communities, Inc., REIT	2	329
Boston Properties, Inc., REIT	2	246
CBRE Group, Inc., Class A*	179	8,452
Crown Castle International Corp., REIT	5	548
Digital Realty Trust, Inc., REIT	4	422
Duke Realty Corp., REIT	5	132
Equinix, Inc., REIT	1	418
Equity Residential, REIT	5	308
Essex Property Trust, Inc., REIT	1	241
Extra Space Storage, Inc., REIT	3	262
Federal Realty Investment Trust, REIT	1	116
GGP, Inc., REIT	19	389
HCP, Inc., REIT	6	139
Host Hotels & Resorts, Inc., REIT	15	280
Iron Mountain, Inc., REIT	5	164

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Kimco Realty Corp., REIT	6	$86
Macerich Co. (The) REIT	3	168
Mid-America Apartment Communities, Inc., REIT	2	182
Prologis, Inc., REIT	8	504
Public Storage, REIT	3	601
Realty Income Corp., REIT	4	207
Regency Centers Corp., REIT	4	236
SBA Communications Corp., REIT*	1	171
Simon Property Group, Inc., REIT	6	926
SL Green Realty Corp., REIT	2	194
UDR, Inc., REIT	4	142
Ventas, Inc., REIT	5	248
Vornado Realty Trust, REIT	3	202
Welltower, Inc., REIT	6	327
Weyerhaeuser Co., REIT	411	14,385

		32,229

Retailing — 8.1%
Advance Auto Parts, Inc.	38	4,505
Amazon.com, Inc.*	58	83,946
AutoZone, Inc.*	13	8,433
Best Buy Co., Inc.	82	5,739
Booking Holdings, Inc.*	24	49,929
CarMax, Inc.*	4	248
Dollar General Corp.	6	561
Dollar Tree, Inc.*	5	474
Expedia Group, Inc.	2	221
Foot Locker, Inc.	65	2,960
Gap, Inc. (The)	62	1,934
Genuine Parts Co.	3	270
Home Depot, Inc. (The)	211	37,609
Kohl’s Corp.	89	5,830
L Brands, Inc.	5	191
LKQ Corp.*	133	5,047
Lowe’s Cos., Inc.	16	1,404
Macy’s, Inc.	5	149
Netflix, Inc.*	5	1,477
Nordstrom, Inc.	3	145
O’Reilly Automotive, Inc.*	44	10,885
Ross Stores, Inc.	156	12,165
Target Corp.	11	764
Tiffany & Co.	38	3,711
TJX Cos., Inc. (The)	148	12,071
Tractor Supply Co.	66	4,159

The accompanying notes are an integral part of the financial statements.

61

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
TripAdvisor, Inc.*	2	$82
Ulta Beauty, Inc.*	2	409

		255,318

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.*	20	201
Analog Devices, Inc.	8	729
Applied Materials, Inc.	128	7,118
Broadcom Ltd. (Singapore)	5	1,178
Intel Corp.	867	45,153
KLA-Tencor Corp.	21	2,289
Lam Research Corp.	22	4,470
Microchip Technology, Inc.	3	274
Micron Technology, Inc.*	694	36,185
NVIDIA Corp.	8	1,853
Qorvo, Inc.*	2	141
QUALCOMM, Inc.	28	1,551
Skyworks Solutions, Inc.	4	401
Texas Instruments, Inc.	531	55,166
Xilinx, Inc.	4	289

		156,998

Software & Services — 9.2%
Accenture PLC, Class A (Ireland)	144	22,104
Activision Blizzard, Inc.	10	675
Adobe Systems, Inc.*	7	1,513
Akamai Technologies, Inc.*	3	213
Alliance Data Systems Corp.	3	639
Alphabet, Inc., Class A*	85	88,157
ANSYS, Inc.*	2	313
Autodesk, Inc.*	2	251
Automatic Data Processing, Inc.	9	1,021
CA, Inc.	8	271
Cadence Design Systems, Inc.*	4	147
Citrix Systems, Inc.*	3	278
Cognizant Technology Solutions Corp., Class A	77	6,198
CSRA, Inc.	3	124
DXC Technology Co.	11	1,106
eBay, Inc.*	19	765
Electronic Arts, Inc.*	6	727
Facebook, Inc., Class A*	342	54,648
Fidelity National Information Services, Inc.	6	578
Fiserv, Inc.*	6	428
Gartner, Inc.*	1	118

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Global Payments, Inc.	2	$223
International Business Machines Corp.	434	66,589
Intuit, Inc.	5	867
Mastercard, Inc., Class A	16	2,803
Microsoft Corp.	171	15,607
Oracle Corp.	82	3,751
Paychex, Inc.	157	9,670
PayPal Holdings, Inc.*	15	1,138
Red Hat, Inc.*	2	299
salesforce.com, Inc.*	9	1,047
Symantec Corp.	12	310
Synopsys, Inc.*	2	166
Take-Two Interactive Software, Inc.*	1	98
Total System Services, Inc.	4	345
VeriSign, Inc.*	2	237
Visa, Inc., Class A	42	5,024
Western Union Co. (The)	8	154

		288,602

Technology Hardware & Equipment — 9.5%
Amphenol Corp., Class A	5	431
Apple, Inc.	1,067	179,021
Cisco Systems, Inc.	1,604	68,796
Corning, Inc.	15	418
F5 Networks, Inc.*	33	4,772
FLIR Systems, Inc.	2	100
Hewlett Packard Enterprise Co.	29	509
HP, Inc.	857	18,785
IPG Photonics Corp.*	1	233
Juniper Networks, Inc.	6	146
Motorola Solutions, Inc.	85	8,950
NetApp, Inc.	64	3,948
Seagate Technology PLC (Ireland)	156	9,129
TE Connectivity Ltd. (Switzerland)	7	699
Western Digital Corp.	6	554
Xerox Corp.	4	115

		296,606

Telecommunication Services — 2.1%
AT&T, Inc.	118	4,207
CenturyLink, Inc.	20	329
Verizon Communications, Inc.	1,260	60,253

		64,789

The accompanying notes are an integral part of the financial statements.

62

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 0.3%
Alaska Air Group, Inc.	2	$124
American Airlines Group, Inc.	9	468
CH Robinson Worldwide, Inc.	3	281
CSX Corp.	16	891
Delta Air Lines, Inc.	13	713
Expeditors International of Washington, Inc.	3	190
FedEx Corp.	4	960
JB Hunt Transport Services, Inc.	3	351
Kansas City Southern	1	110
Norfolk Southern Corp.	13	1,765
Southwest Airlines Co.	11	630
Union Pacific Corp.	14	1,882
United Continental Holdings, Inc.*	5	347
United Parcel Service, Inc., Class B	16	1,675

		10,387

Utilities — 0.7%
AES Corp.	86	978
Alliant Energy Corp.	3	123
Ameren Corp.	4	227
American Electric Power Co., Inc.	7	480
American Water Works Co., Inc.	2	164
CenterPoint Energy, Inc.	6	164
CMS Energy Corp.	4	181
Consolidated Edison, Inc.	4	312
Dominion Energy, Inc.	11	742
DTE Energy Co.	3	313
Duke Energy Corp.	9	697
Edison International	4	255

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Entergy Corp.	3	$236
Eversource Energy	4	236
Exelon Corp.	13	507
FirstEnergy Corp.	235	7,992
NextEra Energy, Inc.	6	980
NiSource, Inc.	6	143
NRG Energy, Inc.	167	5,099
PG&E Corp.	7	308
Pinnacle West Capital Corp.	2	160
PPL Corp.	9	255
Public Service Enterprise Group, Inc.	10	502
SCANA Corp.	3	113
Sempra Energy	3	334
Southern Co. (The)	13	581
WEC Energy Group, Inc.	4	251
Xcel Energy, Inc.	7	318

		22,651

TOTAL COMMON STOCKS - 100.5% (Cost $2,908,107)		3,148,895

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(14,568)

NET ASSETS - 100.0%		$3,134,327

*	Non-income producing.

PLC    Public Limited Company

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

63

GOTHAM MASTER INDEX PLUS FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 101.8%
Gotham Enhanced Index Plus Fund	23,612	$307,192
Gotham Enhanced S&P 500 Index Fund	25,263	307,193
Gotham Index Plus All-Cap Fund*	30,542	304,198
Gotham Index Plus Fund	21,377	303,980

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $1,206,314)		1,222,563

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%		(21,834)

NET ASSETS - 100.0%		$1,200,729

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds accompany this report.
*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

64

GOTHAM FUNDS

Statements of Assets and Liabilities

March 31, 2018

(Unaudited)

	Gotham Index	Gotham Index Plus	Gotham Enhanced
	Plus Fund	All-Cap Fund	Index Plus Fund
Assets
Non-affiliated investments, at value[1,2,3]	$731,245,702	$3,894,687	$4,116,525
Cash	21,176,842	5,385	20,618
Deposits with brokers for securities sold short	46,217,536	26,559	24,389
Securities lending cash collateral	—	—	56,503
Receivables:
Investments sold	13,314,826	116,421	131,176
Capital shares sold	729,256	—	—
Dividends and interest	810,931	3,219	3,876
Investment Adviser	—	—	15,532
Prepaid expenses and other assets	51,958	—	440

Total assets	813,547,051	4,046,271	4,369,059

Liabilities
Securities sold short, at value[4]	353,718,163	1,614,127	1,186,635
Payables:
Securities lending cash collateral	63,581,004	—	56,503
Investments purchased	13,484,611	116,650	131,582
Dividends and fees on securities sold short	577,200	993	909
Capital shares redeemed	50,527	—	—
Investment Adviser	278,351	470	—
Administration and accounting fees	47,173	7,373	15,702
Distribution fees	326	—	—
Accrued expenses	28,949	11,656	19,469

Total liabilities	431,766,304	1,751,269	1,410,800

Net Assets	$381,780,747	$2,295,002	$2,958,259

Net Assets Consisted of:
Capital stock, $0.01 par value	$268,495	$2,305	$2,274
Paid-in capital	342,595,752	2,322,356	2,355,065
Accumulated net investment income	202,719	310	12,557
Accumulated net realized gain/(loss) from investments and securities sold short	11,263,910	(25,124)	381,078
Net unrealized appreciation/(depreciation) on investments and securities sold short	27,449,871	(4,845)	207,285

Net Assets	$381,780,747	$2,295,002	$2,958,259

Institutional Class Shares:
Net assets	$380,269,150	$2,295,002	$2,958,259

Shares Outstanding	26,743,170	230,542	227,400

Net asset value, offering and redemption price per share	$14.22	$9.95	$13.01

Investor Class Shares:
Net assets	$1,511,597	N/A	N/A

Shares Outstanding	106,376	N/A	N/A

Net asset value, offering and redemption price per share	$14.21	N/A	N/A

[1] Non-affiliated investments, at cost	$709,511,858	$3,990,932	$3,964,466
[2] Includes market value of securities on loan	$62,960,797	$—	$155,101
[3] Includes market value of securities designated as collateral for securities on loan	$70,468,966	$—	$2,814,988
[4] Proceeds received, securities sold short	$359,434,190	$1,705,527	$1,241,861

The accompanying notes are an integral part of the financial statements.

65

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

March 31, 2018

(Unaudited)

	Gotham Enhanced S&P	Gotham Master
	500 Index Fund	Index Plus Fund
Assets
Non-affiliated investments, at value[1]	$3,148,895	$—
Affiliated investments, at value[2]	—	1,222,563
Cash	16,401	18,793
Receivables:
Investments sold	35,391	—
Dividends and interest	3,454	—
Investment Adviser	3,310	19,906
Prepaid expenses and other assets	246	1,356

Total assets	3,207,697	1,262,618

Liabilities
Payables:
Investments purchased	35,781	—
Administration and accounting fees	18,783	24,111
Accrued expenses	18,806	37,778

Total liabilities	73,370	61,889

Net Assets	$3,134,327	$1,200,729

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,577	$1,054
Paid-in capital	2,608,973	1,053,832
Accumulated net investment income/(loss)	22,853	(8,764)
Accumulated net realized gain from investments	259,136	138,358
Net unrealized appreciation/(depreciation) on investments	240,788	16,249

Net Assets	$3,134,327	$1,200,729

Institutional Class Shares:
Net assets	$3,134,327	$1,200,729

Shares Outstanding	257,711	105,386

Net asset value, offering and redemption price per share	$12.16	$11.39

[1] Non-affiliated investments, at cost	$2,908,107	$—
[2] Affiliated investments, at cost	$—	$1,206,314

The accompanying notes are an integral part of the financial statements.

66

GOTHAM FUNDS

Statements of Operations

For the Period Ended March 31, 2018

(Unaudited)

	Gotham Index	Gotham Index Plus	Gotham Enhanced
	Plus Fund	All-Cap Fund	Index Plus Fund
Investment Income
Dividends from non-affiliated securities	$5,478,556	$14,240	$36,902
Less: foreign taxes withheld	—	(71)	(51)
Interest	5,620	51	15
Income from securities loaned (Note 5)	162	—	211

Total investment income	5,484,338	14,220	37,077

Expenses
Advisory fees (Note 2)	1,374,617	5,433	10,327
Administration and accounting fees (Note 2)	43,084	7,373	12,711
Dividends and fees on securities sold short	2,900,439	7,663	12,163
Fees on cash collateral (Note 5)	475,422	—	—
Distribution fees (Investor Class)	932	—	—
Transfer agent fees (Note 2)	45,101	1,808	2,695
Custodian fees (Note 2)	10,310	41	103
Trustees’ and officers’ fees (Note 2)	22,924	614	317
Printing and shareholder reporting fees	9,060	1,808	148
Registration and filing fees	10,953	607	763
Legal fees	67,394	241	13,986
Audit fees	6,944	6,819	10,780
Other expenses	10,051	733	1,551

Total expenses before waivers and reimbursements	4,977,231	33,140	65,544

Recoupments and/or waivers, reimbursements (Note 2)	(19,571)	(19,230)	(41,024)

Net expenses after waivers and reimbursements	4,957,660	13,910	24,520

Net investment income	526,678	310	12,557

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	24,878,919	5,789	535,688
Net realized loss from securities sold short	(8,648,824)	(30,913)	(119,591)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(8,434,256)	(96,245)	(301,075)
Net change in unrealized appreciation/(depreciation) on securities sold short	6,721,693	91,400	84,896

Net realized and unrealized gain/(loss) on investments	14,517,532	(29,969)	199,918

Net increase/(decrease) in net assets resulting from operations	$15,044,210	$(29,659)	$212,475

The accompanying notes are an integral part of the financial statements.

67

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Period Ended March 31, 2018

(Unaudited)

	Gotham Enhanced S&P	Gotham Master
	500 Index Fund	Index Plus Fund
Investment Income
Dividends from non-affiliated securities	$32,461	$—
Dividends from affiliated securities	—	7,831
Interest	15	21

Total investment income	32,476	7,852

Expenses
Advisory fees (Note 2)	7,848	—
Administration and accounting fees (Note 2)	13,002	20,418
Transfer agent fees (Note 2)	3,117	5,558
Custodian fees (Note 2)	118	4,987
Trustees’ and officers’ fees (Note 2)	298	286
Printing and shareholder reporting fees	823	3,679
Registration and filing fees	537	555
Legal fees	88	13,991
Audit fees	11,142	13,736
Other expenses	850	3,753

Total expenses before waivers and reimbursements	37,823	66,963

Recoupments and/or waivers, reimbursements (Note 2)	(29,975)	(66,963)

Net expenses after waivers and reimbursements	7,848	—

Net investment income	24,628	7,852

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	280,455	—
Net realized gain from affiliated investments	—	117,652
Capital gain distribution from affiliated investments	—	20,706
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(34,282)	—
Net change in unrealized appreciation/(depreciation) on affiliated investments	—	(46,758)

Net realized and unrealized gain on investments	246,173	91,600

Net increase in net assets resulting from operations	$270,801	$99,452

The accompanying notes are an integral part of the financial statements.

68

GOTHAM FUNDS

Statements of Changes in Net Assets

			Gotham Index Plus
	Gotham Index Plus Fund		All-Cap Fund
	For the Six Months		For the Period
	Ended	For the Year	Ended
	March 31, 2018	Ended	March 31, 2018
	(Unaudited)	September 30, 2017	(Unaudited)*
Net increase/(decrease) in net assets from operations:
Net investment income	$526,678	$624,251	$310
Net realized gain/(loss) from investments and securities sold short	16,230,095	(3,733,519)	(25,124)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(1,712,563)	26,228,188	(4,845)

Net increase/(decrease) in net assets resulting from operations	15,044,210	23,118,920	(29,659)

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(898,482)	(316,257)	—

Net decrease in net assets from dividends and distributions to shareholders	(898,482)	(316,257)	—

Increase in Net Assets from Capital Share Transactions (Note 4)	167,839,001	132,803,527	2,324,661

Total increase in net assets	181,984,729	155,606,190	2,295,002

Net assets
Beginning of period	199,796,018	44,189,828	—

End of period	$381,780,747	$199,796,018	$2,295,002

Accumulated net investment income, end of period	$202,719	$574,523	$310

*	The Fund commenced operations on December 29, 2017.

The accompanying notes are an integral part of the financial statements.

69

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Enhanced Index Plus Fund		Gotham Enhanced S&P 500 Index Fund
	For the Six Months		For the Six Months
	Ended	For the Year	Ended	For the Period
	March 31, 2018	Ended	March 31, 2018	Ended
	(Unaudited)	September 30, 2017	(Unaudited)	September 30, 2017*
Net increase/(decrease) in net assets from operations:
Net investment income	$12,557	$23,945	$24,628	$30,452
Net realized gain/(loss) from investments and securities sold short	416,097	(22,214)	280,455	44,334
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(216,179)	424,964	(34,282)	275,070

Net increase in net assets resulting from operations	212,475	426,695	270,801	349,856

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(37,267)	—	(40,161)	—
Net realized capital gains	(12,146)	—	(65,653)	—

Net decrease in net assets from dividends and distributions to shareholders	(49,413)	—	(105,814)	—

Increase in Net Assets from Capital Share Transactions (Note 4)	345,002	25,000	38,311	2,581,173

Total increase in net assets	508,064	451,695	203,298	2,931,029

Net assets
Beginning of period	2,450,195	1,998,500	2,931,029	—

End of period	$2,958,259	$2,450,195	$3,134,327	$2,931,029

Accumulated net investment income, end of period	$12,557	$37,267	$22,853	$38,386

*	The Fund commenced operations on December 30, 2016.

The accompanying notes are an integral part of the financial statements.

70

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

	Gotham Master Index Plus Fund
	For the Six Months
	Ended	For the Period
	March 31, 2018	Ended
	(Unaudited)	September 30, 2017*
Net increase/(decrease) in net assets from operations:
Net investment income	$7,852	$6
Net realized gain/(loss) from investments	138,358	—
Net change in unrealized appreciation/(depreciation) on investments	(46,758)	63,007

Net increase in net assets resulting from operations	99,452	63,013

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(16,622)	—

Net decrease in net assets from dividends and distributions to shareholders	(16,622)	—

Increase in Net Assets from Capital Share Transactions (Note 4)	8,311	1,046,575

Total increase in net assets	91,141	1,109,588

Net assets
Beginning of period	1,109,588	—

End of period	$1,200,729	$1,109,588

Accumulated net investment income/(loss), end of period	$(8,764)	$6

*	The Fund commenced operations on April 28, 2017.

The accompanying notes are an integral part of the financial statements.

71

GOTHAM FUNDS

Statements of Cash Flow

(Unaudited)

	Gotham Index	Gotham Index	Gotham Enhanced
	Plus Fund	Plus All-Cap Fund	Index Plus Fund
	For the Six Months	For the Period	For the Six Months
	Ended	Ended	Ended
	March 31, 2018	March 31, 2018	March 31, 2018
Cash flows provided by (used in) operating activities:
Net increase/(decrease) in net assets resulting from operations	$15,044,210	$(29,659)	$212,475

Adjustments to reconcile net increase/(decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(1,018,648,136)	(8,628,257)	(7,149,769)
Proceeds from disposition of long-term portfolio investments	676,465,833	4,643,114	6,697,235
Purchases to cover securities sold short	(334,926,668)	(1,915,538)	(3,279,048)
Proceeds from securities sold short	510,861,813	3,590,152	3,443,924
Net realized gain/(loss) on investments and securities sold short	(16,230,095)	25,124	(416,097)
Net change in unrealized (appreciation)/depreciation on investments and securities sold short	1,712,563	4,845	216,179
Increase/(decrease) in deposits with brokers for securities sold short	(21,677,216)	(26,559)	10,968
Increase in receivable for securities sold	(4,733,102)	(116,421)	(87,520)
Increase in cash collateral for securities lending	—	—	(48,871)
Increase in dividend and interest receivable	(450,488)	(3,219)	(648)
Increase in receivable from investment advisor	—	—	(11,483)
Increase/(decrease) in prepaid expenses and other assets	(29,117)	—	381
Increase in payable for investments purchased	4,620,335	116,650	88,668
Increase in use of cash collateral from securities lending	25,045,143	—	48,871
Increase/(decrease) in dividends and fees payable for securities sold short	369,676	993	(346)
Increase in payable for investment advisor	135,680	470	—
Increase/(decrease) in accrued expense payable	25,234	19,029	(4,232)

Net cash provided by (used in) operating activities	(162,414,335)	(2,319,276)	(279,313)

Cash flows from financing activities:
Proceeds from shares sold	178,311,293	2,324,661	324,666
Payment of shares redeemed	(11,005,665)	—	(29,077)
Dividends and Distributions to Shareholders	(48,582)	—	—

Net cash provided by financing activities	167,257,046	2,324,661	295,589

Net increase in cash	4,842,711	5,385	16,276

Cash at beginning of period	16,334,131	—	4,342

Cash at end of period	$21,176,842	$5,385	$20,618

Supplemental disclosure of cash flow information:
Cash paid during the period for financing charges	$1,009,913	$3,884	$4,710

The accompanying notes are an integral part of the financial statements.

72

GOTHAM FUNDS

Financial Highlights

	Gotham Index Plus Fund
	Institutional Class Shares
	For the		For the	For the	For the
	Six Months		Year	Year	Period
	Ended		Ended	Ended	Ended
	March 31, 2018		September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015*
Per Share Operating Performance
Net asset value, beginning of year/period	$13.00		$10.59	$9.28	$10.00

Net investment income(1)	0.03		0.06	0.07	0.03
Net realized and unrealized gain/(loss) on investments	1.24		2.41	1.42	(0.75)

Total from investment operations	1.27		2.47	1.49	(0.72)

Dividends and distributions to shareholders from:
Net investment income	(0.05)		(0.06)	(0.07)	—
Net realized capital gains	—		—	(0.11)	—

Total dividends and distributions to shareholders	(0.05)		(0.06)	(0.18)	—

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	—

Net asset value, end of year/period	$14.22		$13.00	$10.59	$9.28

Total investment return(3)	9.88%		23.25%	16.14%	(7.20)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$380,269		$199,796	$44,190	$7,669
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	3.61	%(5)	3.61%	3.41%	3.63	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.62	%(5)	3.62%	3.80%	4.75	%(5)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.38	%(5)	0.46%	0.72%	0.62	%(5)
Portfolio turnover rate	126.13	%(7)	204.07%	234.14%	94.47	%(7)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund’s Institutional Class Shares would be 1.15%, 1.15%, 1.18% and 1.50% for the six months ended March 31, 2018, the years ended September 30, 2017 and 2016 and the period ended September 30, 2015, respectively.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

73

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Index Plus Fund
	Investor Class Shares
	For the
	Period
	Ended
	March 31, 2018
	(Unaudited)*
Per Share Operating Performance
Net asset value, beginning of period	$14.48

Net investment income(1)	0.01
Net realized and unrealized loss on investments	(0.28)

Total from investment operations	(0.27)

Dividends and distributions to shareholders from:
Net investment income	—
Net realized capital gains	—

Total dividends and distributions to shareholders	—

Redemption fees	0.00	(2)

Net asset value, end of period	$14.21

Total investment return(3)	(1.86)%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$1,512
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	3.86	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.90	%(5)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.26	%(5)
Portfolio turnover rate	126.13	%(7)

*	Investor class commenced operations on January 2, 2018. Initial seed capital was issued at $14.48 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund’s Investor Class Shares would be 1.40% for the period ended March 31, 2018.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

74

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Index Plus All-Cap Fund
	Institutional Class Shares
	For the
	Period
	Ended
	March 31, 2018
	(Unaudited)*
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income(1)	0.00	(2)
Net realized and unrealized loss on investments	(0.05)

Total from investment operations	(0.05)

Dividends and distributions to shareholders from:
Net investment income	—
Net realized capital gains	—

Total dividends and distributions to shareholders	—

Redemption fees	—

Net asset value, end of period	$9.95

Total investment return(3)	(0.40)%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$2,295
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.56	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	6.10	%(5)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.06	%(5)
Portfolio turnover rate	158.06	%(7)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 29, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund would be 1.15% for the period ended March 31, 2018.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

75

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Enhanced Index Plus Fund
	Institutional Class Shares
	For the		For the	For the
	Six Months		Year	Period
	Ended		Ended	Ended
	March 31, 2018		September 30,	September 30,
	(Unaudited)		2017	2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$12.12		$9.99	$10.00

Net investment income(1)	0.06		0.12	—
Net realized and unrealized gain/(loss) on investments	1.07		2.01	(0.01)

Total from investment operations	1.13		2.13	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.18)		—	—
Net realized capital gains	(0.06)		—	—

Total dividends and distributions to shareholders	(0.24)		—	—

Redemption fees	—		—	—

Net asset value, end of year/period	$13.01		$12.12	$9.99

Total investment return(2)	9.38%		21.20%	(0.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,958		$2,450	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	1.78	%(4)	1.91%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	4.78	%(4)	5.23%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	0.92	%(4)	1.08%	—
Portfolio turnover rate	172.65	%(6)	231.97%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund would be 0.90% and 0.85% for the six months ended March 31, 2018 and the year ended September 30, 2017, respectively.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

76

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Enhanced S&P 500 Index Fund
	Institutional Class Shares
	For the		For the
	Six Months		Period
	Ended		Ended
	March 31, 2018		September 30,
	(Unaudited)		2017*
Per Share Operating Performance
Net asset value, beginning of period	$11.53		$10.00

Net investment income(1)	0.10		0.13
Net realized and unrealized gain on investments	0.95		1.40

Total from investment operations	1.05		1.53

Dividends and distributions to shareholders from:
Net investment income	(0.16)		—
Net realized capital gains	(0.26)		—

Total dividends and distributions to shareholders	(0.42)		—

Net asset value, end of period	$12.16		$11.53

Total investment return(2)	9.15%		15.30%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$3,134		$2,931
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.50	%(3)	0.50	%(3)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)	2.41	%(3)	3.61	%(3)
Ratio of net investment income to average net assets	1.57	%(3)	1.66	%(3)
Portfolio turnover rate	115.89	%(5)	268.10	%(5)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

77

GOTHAM FUNDS

Financial Highlights (Concluded)

	Gotham Master Index Plus Fund
	Institutional Class Shares
	For the		For the
	Six Months		Period
	Ended		Ended
	March 31, 2018		September 30,
	(Unaudited)		2017*
Per Share Operating Performance
Net asset value, beginning of period	$10.60		$10.00

Net investment income(1)	0.07		0.00	(2)
Net realized and unrealized gain on investments	0.88		0.60

Total from investment operations	0.95		0.60

Dividends and distributions to shareholders from:
Net investment income	(0.16)		—

Net asset value, end of period	$11.39		$10.60

Total investment return(3)	8.95%		6.00%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$1,201		$1,110
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.00	%(4)	0.00	%(4)(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any	11.22	%(4)	10.31	%(4)
Ratio of net investment income to average net assets	1.32	%(4)	0.00	%(4)(5)
Portfolio turnover rate	63.39	%(6)	0.00	%(6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on April 28, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	Amount is less than 0.005%.
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

78

GOTHAM FUNDS

Notes to Financial Statements

March 31, 2018

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Index Plus Fund, the Gotham Index Plus All-Cap Fund, the Gotham Enhanced Index Plus Fund (formerly, Gotham Index Core Fund), the Gotham Enhanced S&P 500 Index Fund and the Gotham Master Index Plus Fund (formerly, Gotham Master Long Fund) (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Index Plus Fund offers one class of shares, Institutional Class. The Gotham Index Plus Fund offers two classes of shares, Institutional and Investor Class. The Fund’s commencement of operations are as follows:

Gotham Index Plus Fund (“Index Plus”)	March 31, 2015
Gotham Index Plus All-Cap Fund (“Index Plus All-Cap”)	December 29, 2017
Gotham Enhanced Index Plus Fund (“Enhanced Index Plus”)	September 30, 2016
Gotham Enhanced S&P 500 Index Fund (“Enhanced S&P 500 Index”)	December 30, 2016
Gotham Master Index Plus Fund (“Master Index Plus”) (operates as a “Fund of Funds”)	April 28, 2017

All the Funds except for the Enhanced S&P 500 Index and Master Index Plus seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Enhanced S&P 500 Index seeks to achieve its investment objective by generally investing at least 80% of its assets in U.S. equity securities listed in the S&P 500® Index. Master Index Plus seeks to achieve its investment objective by primarily investing in the other funds advised by Gotham.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

79

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

●  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended March 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus and legal fees, are amortized over twelve months from inception of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

80

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Short Sales — Certain Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of March 31, 2018, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of	Securities	Deposits with
	Securities	Pledged	Brokers for
	Sold Short	as Collateral	Securities Sold Short
Index Plus	$353,718,163	$485,896,191	$46,217,536
Index Plus All-Cap	1,614,127	3,240,783	26,559
Enhanced Index Plus	1,186,365	2,469,026	24,389

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the period ended March 31, 2018:

Rebate
(Income)/Fees
Index Plus	$(1,333,259)
Index Plus All-Cap	(2,715)
Enhanced Index Plus	(5,020)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short and are as follows for the period ended March 31, 2018:

	Short Sales	Financing
	Proceeds	Charges
Index Plus	$300,247,422	$2,818,594
Index Plus All-Cap	1,563,613	6,599
Enhanced Index Plus	1,141,293	9,730

81

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

Index Plus	1.00%
Index Plus All-Cap(1)	1.00%
Enhanced Index Plus(2)	1.00%
Enhanced S&P 500 Index	0.50%
Master Index Plus(3)	—%

(1)	The Fund commenced operations on December 29, 2017.
(2)	Prior to March 2, 2018, the investment advisory fee was 0.70%.
(3)	For Master Index Plus, Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 0.75% of Master Index Plus’ average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. Master Index Plus does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an investment advisory fee on such assets.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions and for Master Index Plus exclusive of investment advisory fee, if any), do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the period ended March 31, 2018.

	Institutional	Investor	Termination
	Class	Class	Date
Index Plus	1.15%	1.40%	January 31, 2020
Index Plus All-Cap(1)	1.15%	N/A	January 31, 2021
Enhanced Index Plus(2)	1.15%	N/A	January 31, 2020
Enhanced S&P 500 Index	0.50%	N/A	January 31, 2020
Master Index Plus(3)	0.00%	N/A	January 31, 2020

(1)	The Fund commenced operations on December 29, 2017.
(2)	Prior to March 2, 2018, the Expense Limitation was 0.85%.
(3)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of advisory fees, if any.

For the period ended March 31, 2018, investment advisory fees accrued and waivers were as follows:

	Gross	Waiver/	Net Advisory Fee
	Advisory Fee	Reimbursements	(Reimbursement)
Index Plus	$1,374,617	$(19,571)	$1,355,046
Index Plus All-Cap	5,433	(19,230)	(13,797)
Enhanced Index Plus	10,327	(41,024)	(30,697)
Enhanced S&P 500 Index	7,848	(29,975)	(22,127)
Master Index Plus	—	(66,963)	(66,963)

82

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

For all Funds, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Funds, subject to certain limitations, for fees it waived and fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2018, the amount of potential reimbursement from the Funds to the Adviser are as follows:

	Expiration	Expiration	Expiration	Expiration

	09/30/2018	09/30/2019	09/30/2020	03/31/2021
Index Plus	$37,317	$89,405	$18,635	$19,571
Index Plus All-Cap	N/A	N/A	N/A	19,230
Enhanced Index Plus	N/A	N/A	73,429	41,024
Enhanced S&P 500 Index	N/A	N/A	56,928	29,975
Master Index Plus	N/A	N/A	—	66,963

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of the Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust has adopted a distribution plan for Investor Class shares of Index Plus, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Index Plus compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the Investor Class shares of Index Plus’ average daily net assets.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the period ended March 31, 2018 was $18,687. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. JWFM is compensated for the services provided to the Trust.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

83

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

Investment in Affiliated Funds

The following tables list each issuer owned by Master Index Plus that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during period ended March 31, 2018:

Master Index Plus
					Net	Change in
					Realized	Unrealized		Shares
	Value at	Purchase	Dividend	Sales	Gain/	Appreciation/	Value at	Held at
Name of Issuer	9/30/17	Cost	Income	Proceeds	(Loss)	(Depreciation)	3/31/18	3/31/18
Enhanced S&P 500 Index	$391,640	$14,144	$5,368	$(127,482)	$19,940	$8,951	$307,193	25,263
Enhanced Index Plus	—	324,665	—	—	—	(17,473)	307,192	23,612
Index Plus All-Cap	—	324,662	—	—	—	(20,464)	304,198	30,542
Index Plus	166,857	129,724	683	—	—	7,399	303,980	21,377
Defensive Long 500	219,516	1,499	1,499	(249,584)	39,817	(11,248)	—	—
Enhanced 500	165,419	10,533	281	(193,648)	26,915	(9,219)	—	—
Enhanced Return	160,904	1,678	—	(188,858)	30,980	(4,704)	—	—

3. Investment in Securities

For the six months ended March 31, 2018 for all Funds, (except for Index Plus All-Cap) and from the commencement of operations of Index Plus All-Cap on December 29, 2017 through March 31, 2018, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Index Plus	$1,018,712,678	$676,465,833
Index Plus All-Cap	8,628,256	4,643,113
Enhanced Index Plus	7,150,264	6,697,235
Enhanced S&P 500 Index	3,632,345	3,670,746
Master Index Plus	806,905	759,572

84

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

4. Capital Share Transactions

For the periods ended March 31, 2018 and September 30, 2017, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Period Ended		For the Period Ended
	March 31, 2018		September 30, 2017
	Shares	Value	Shares	Value

Index Plus:
Institutional Class Shares:
Sales	12,077,582	$176,475,007	12,320,198	$146,364,160
Reinvestments	59,642	849,783	27,088	315,027
Redemption Fees*	—	532	—	2,944
Redemptions	(768,737)	(11,027,695)	(1,146,409)	(13,878,604)

Net Decrease	11,368,487	$166,297,627	11,200,877	$132,803,527

Investor Class Shares:(1)
Sales	106,887	$1,548,637	—	$—
Reinvestments	—	—	—	—
Redemption Fees*	—	3	—	—
Redemptions	(511)	(7,266)	—	—

Net Decrease	106,376	$1,541,374	—	$—

Index Plus All-Cap:(2)
Institutional Class Shares:
Sales	230,542	$2,324,661	—	$—
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	230,542	$2,324,661	—	$—

Enhanced Index Plus:(3)
Institutional Class Shares:
Sales	23,612	$324,666	2,238	$25,000
Reinvestments	3,831	49,413	—	—
Redemption Fees*	—	—	—	—
Redemptions	(2,281)	(29,077)	—	—

Net Increase	25,162	$345,002	2,238	$25,000

Enhanced S&P 500 Index:(4)
Institutional Class Shares:
Sales	4,626	$60,000	254,107	$2,581,173
Reinvestments	8,870	105,813	—	—
Redemption Fees*	—	—	—	—
Redemptions	(9,892)	(127,502)	—	—

Net Increase	3,604	$38,311	254,107	$2,581,173

85

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

	For the Period Ended		For the Period Ended
	March 31, 2018		September 30, 2017
	Shares	Value	Shares	Value
Master Index Plus:(5)
Institutional Class Shares:
Sales	—	$—	104,657	$1,046,575
Reinvestments	729	8,311	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	729	$8,311	104,657	$1,046,575

*	There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.
(1)	Investor Class shares of Index Plus commenced operations on January 2, 2018.
(2)	The Fund commenced operations on December 29, 2017.
(3)	Commencement of operations September 30, 2016.
(4)	Commencement of operations December 30, 2016.
(5)	Commencement of operations April 28, 2017.

As of March 31, 2018, the following Funds had shareholders that held 10% or more of the outstanding shares of the Fund:

Index Plus All-Cap
Affiliated Shareholders	87%
Affiliated Fund	13%
Enhanced Index Plus
Affiliated Shareholders	45%
Affiliated Fund	10%
Enhanced S&P 500 Index
Affiliated Shareholders	40%
Affiliated Fund	10%
Master Index Plus
Affiliated Shareholders	50%

5. Securities Lending

All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statement of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral

86

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the period ended March 31, 2018, the Funds listed below each had securities lending programs. The market value of securities on loan and cash collateral received as of March 31, 2018 and the income generated from the programs during the period ended March 31, 2018, with respect to such loans are as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Index Plus	$62,960,797	$63,581,004	$—	$162
Enhanced Index Plus	155,101	56,503	100,014	211

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of March 31, 2018:

				Gross Amount Not Offset in the
				Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash and Non-Cash Collateral Received*	Net Amount**
Index Plus	$62,960,797	$—	$62,960,797	$—	$(62,960,797)	$—
Enhanced Index Plus	155,101	—	155,101	—	(155,101)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid by the Funds during the year/period ended September 30, 2017 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Index Plus	$316,257	$—	$—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

87

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

As of September 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Index Plus	$(39,132)	$574,523	$—	$24,930,036	$(694,657)	$—
Enhanced Index Plus	—	49,413	—	388,445	—	—
Enhanced S&P 500 Index	—	104,038	—	253,752	—	—
Master Index Plus	—	—	—	63,007	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of March 31, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost (Proceeds)*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Index Plus	$350,077,668	$49,935,823	$(22,485,952)	$27,449,871
Index Plus All-Cap	2,285,405	212,188	(217,033)	(4,845)
Enhanced Index Plus	2,722,605	313,995	(106,710)	207,285
Enhanced S&P 500 Index	2,908,107	285,106	(44,318)	240,788
Master Index Plus	1,206,314	54,185	(37,936)	16,249

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2017. For the period ended September 30, 2017, the Funds deferred to October 1, 2017 the following losses:

	Late-Year Ordinary	Short-Term Capital	Long-Term Capital
	Losses Deferral	Loss Deferral	Loss Deferral
Index Plus	$—	$8,838,761	$8,144,104

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of September 30, 2017, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses Carryforwards
Index Plus	$39,132

88

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

March 31, 2018

(Unaudited)

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

89

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Board Consideration of Investment Advisory Agreement

Gotham Index Plus All-Cap Fund

At a meeting held on December 6-7, 2017 (the “December Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the new investment advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust (the “Agreement”) on behalf of Gotham Index Plus All-Cap Fund (the “Fund”). At the December Meeting, the Board considered the continuation of the Agreement with respect to the Fund for an additional one year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) services to be provided for the Fund, (ii) the size and qualifications of Gotham’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of Gotham, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Gotham’s ability to service the Fund, and (x) compliance with federal securities laws and other regulatory requirements.

Representatives from Gotham attended the December Meeting both in person and via teleconference. The representatives discussed Gotham’s history, performance and investment strategies in connection with the proposed approval of the Agreements and answered questions from the Board.

Performance. The Trustees considered that the proposed strategy for the Fund was new, and therefore did not have historical performance. However, they noted that they have received performance information for another series of the Trust advised by Gotham, the Gotham Index Plus Fund, which is managed in a manner similar to that proposed for the Fund.

Fees. The Trustees also noted that the representatives of Gotham had provided information regarding its proposed advisory fee and an analysis of the fee in relation to the services proposed to be provided to the Fund and any other ancillary benefit resulting from Gotham’s relationship with the Fund. The Trustees reviewed information regarding the fees Gotham charges to the other funds advised by Gotham (“Gotham Funds”) that use a similar investment process and information regarding the fees and expenses of other mutual funds in Lipper Alt Long/Short Equity classification. The Trustees discussed the limitations of the comparative expense information, given the potential varying nature, extent and quality of the services provided by advisers to other portfolios included in the Fund’s Lipper category.

The Trustees evaluated explanations provided by Gotham as to differences in fees proposed to be charged to the Fund on the one hand, and fees charged to other similarly managed accounts or funds on the other. They evaluated explanations provided by

90

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

Gotham regarding its belief that the proposed advisory fee is within the normal range of fees and expenses for funds of similar size, composition and type of investment product. The Trustees also considered that the proposed contractual advisory fee of the Fund of 1.00% is in line with the contractual advisory fees for other existing Gotham Funds using a similar investment process. The Trustees concluded that the advisory fees and services proposed to be provided by Gotham are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund as measured by the information provided by Gotham.

Experience and Qualifications of Adviser. The Trustees then considered the level and depth of knowledge of Gotham, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by Gotham, the Board took into account its familiarity with Gotham’s personnel through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports from the Trust’s Chief Compliance Officer. The Board considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services proposed to be provided to the Fund by Gotham and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund is likely to benefit from the provision of those services. They also concluded that Gotham has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel. The Trustees also considered the costs of the services to be provided by Gotham, the compensation and benefits to be received by Gotham in providing services to the Fund, as well as Gotham’s profitability. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund. Based on the information provided, the Trustees concluded that Gotham’s advisory fee levels were reasonable in relation to the nature and quality of the services provided, taking into account the projected growth of the Fund.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund is anticipated to grow, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of shareholders, but the fee structure of the Fund did not currently include breakpoint reductions as asset levels increase.

The Trustees determined to approve the Agreement with regard to the Fund for an initial two-year term. In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Gotham. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interests of the Fund and its shareholders.

Gotham Enhanced Index Plus Fund

At a special meeting held on February 14, 2018 (the “February Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the increase in investment advisory fee payable by the Gotham Enhanced Index Plus Fund (formerly the Gotham Index Core Fund, the “Fund”) to Gotham Asset Management, LLC (“Gotham” or the “Adviser”) from 0.70% to 1.00% of the average daily net assets of the Fund and a corresponding increase to the expense limitation currently in place for the Fund from 0.85% to 1.15% (the “Advisory Fee Increase”).

In determining whether to approve the Advisory Fee Increase, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed, or to be performed, for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Funds, (iv) investment performance, (v) the capitalization and financial condition of Gotham, (vi) brokerage selection procedures, (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Gotham’s ability to service the Fund, and (x) compliance with federal securities laws and other regulatory requirements.

91

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

The Trustees noted the reports and discussions with senior personnel of Gotham as provided at the Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Representatives from Gotham attended the February Meeting via teleconference. The representatives discussed Gotham’s history and performance. In addition, the representatives answered questions from the Board regarding the Fund’s new strategy and the incremental costs associated with the Fund’s new strategy in connection with the Advisory Fee Increase.

Performance. The Trustees considered that the proposed strategy for the Fund was new, and therefore did not have historical performance. However, they noted that they have received performance information for other series of the Trust advised by Gotham, the Gotham Index Plus Fund and the Gotham Enhanced S&P 500 Fund, which are managed in a manner similar to that proposed for the Fund.

Fees. The Trustees noted that they reviewed information regarding the fees Gotham charges to the other funds advised by Gotham (“Gotham Funds”), including a comparison to such Gotham Funds’ respective Lipper peer groups at the December 6-7, 2017 Board meeting (the “December Meeting”). The Trustees noted that the contractual advisory fee of the Fund was greater than the median contractual advisory fee of the funds in the Lipper Large Cap Core Equity peer group but lower than the median contractual advisory fee for funds with less than $250 million in assets in the Lipper Alternative Long/Short Equity peer group, based on information provided to the Board at the December Meeting. The Trustees also discussed the limitations of the comparative expense information, given the potential varying nature, extent and quality of the services provided by advisers to other portfolios included in the Funds’ respective Lipper categories.

The Trustees also evaluated explanations provided by Gotham as to differences in fees proposed to be charged to the Fund on the one hand, and fees charged to other similarly managed accounts or funds, on the other. The Trustees evaluated explanations provided by Gotham regarding its belief that the proposed advisory fee is within the normal range of fees and expenses for funds of similar size, composition and type of investment product. The Trustees concluded that the proposed advisory fee and services proposed to be provided by Gotham are sufficiently consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Fund as measured by the information provided by Gotham, based on information provided at the December Meeting.

Experience and Qualifications of Adviser. The Trustees then considered the level and depth of knowledge of Gotham, including the professional experience and qualifications of the Fund’s portfolio managers and senior personnel. In evaluating the quality of services provided by Gotham, the Board took into account its familiarity with Gotham’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports regarding Gotham’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Fund by Gotham and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the Fund is likely to benefit from the continued receipt of those services. They also concluded that Gotham has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

Cost. The Trustees also considered the costs of the services to be provided by Gotham, the compensation and benefits to be received by Gotham in providing services to the Fund, as well as Gotham’s profitability. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund. Based on the information provided, the Trustees concluded that Gotham’s advisory fee levels, including the Advisory Fee Increase, were reasonable in relation to the nature and quality of the services provided, taking into account the projected growth of the Fund.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund is anticipated to grow, and whether the advisory fee levels, including the Advisory Fee Increase, reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of shareholders, but the fee structure of the Fund did not currently include breakpoint reductions as asset levels increase.

92

GOTHAM FUNDS

Other Information (Concluded)

(Unaudited)

The Trustees determined to approve the Advisory Fee Increase with regard to the Fund. In voting to approve the Advisory Fee Increase, the Board considered all factors it deemed relevant and the information presented to the Board by Gotham. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Advisory Fee Increase would be in the best interests of the Fund and its shareholders.

93

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at 1-877-974-6852.

94

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTII-0318

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute 500 Fund

Gotham Absolute 500 Core Fund

Gotham Enhanced 500 Fund

Gotham Enhanced 500 Core Fund

Gotham Neutral 500 Fund

Gotham Hedged Plus Fund

Gotham Hedged Core Fund

Gotham Defensive Long Fund

Gotham Defensive Long 500 Fund

Gotham Short Strategies Fund

Gotham Institutional Value Fund

Gotham Total Return Fund

Gotham Master Neutral Fund

SEMI-ANNUAL REPORT

March 31, 2018

(Unaudited)

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each a, “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham Institutional Value Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund except Gotham Institutional Value Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. Gotham Total Return Fund will primarily engage in short sales and leverage through its investments in underlying funds. Gotham Short Strategies Fund will seek to gain exposure to short positions through the use of derivative instruments such as a total return swap agreement. A swap agreement can be a form of leverage, which can magnify gains or losses. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling 877-974-6852.

GOTHAM FUNDS

Gotham Absolute 500 Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	7.26%	11.32%	7.26%	7.53%**
HFRX Equity Hedge Index	3.93%	8.35%	2.10%	2.80%***

*	Not Annualized.
**	The Gotham Absolute 500 Fund (the “Fund”) commenced operations on July 31, 2014.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 3.78% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.20% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Absolute 500 Core Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	Since Inception
Institutional Class Shares	6.21%	10.35%	12.21%**
HFRX Equity Hedge Index	3.93%	8.35%	7.95%***

*	Not Annualized.
**	The Gotham Absolute 500 Core Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 5.33% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.15% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Enhanced 500 Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	10.28%	17.09%	11.12%	9.89%**
S&P 500® Total Return Index	5.84%	13.99%	10.78%	10.23%***

*	Not Annualized.
**	The Gotham Enhanced 500 Fund (the “Fund”) commenced operations on December 31, 2014.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 4.18% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.83% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Enhanced 500 Core Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	Since Inception
Institutional Class Shares	8.72%	15.75%	18.49%**
S&P 500® Total Return Index	5.84%	13.99%	16.37%***

*	Not Annualized.
**	The Gotham Enhanced 500 Core Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 5.28% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.21% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Neutral 500 Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six		Since
	Months*	1 Year	Inception
Institutional Class Shares	5.36%	7.25%	8.80%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.64%	1.11%	0.86%***

*	Not Annualized.
**	The Gotham Neutral 500 Fund (the “Fund”) commenced operations on October 01, 2016. The Fund’s inception date was September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 6.02% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.24% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

GOTHAM FUNDS

Gotham Hedged Plus Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	Since Inception
Institutional Class Shares	7.76%	11.87%	11.77%**
HFRX Equity Hedge Index	3.93%	8.35%	7.12%***

*	Not Annualized.
**	The Gotham Hedged Plus Fund (the “Fund”) commenced operations on March 31, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 8.46% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.10% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Hedged Core Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	Since Inception
Institutional Class Shares	5.68%	10.76%	12.83%**
HFRX Equity Hedge Index	3.93%	8.35%	7.95%***

*	Not Annualized.
**	The Gotham Hedged Core Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 4.91% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.40% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Defensive Long Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	Since Inception
Institutional Class Shares	6.17%	7.35%	10.03%**
S&P 500® Total Return Index	5.84%	13.99%	16.37%***

*	Not Annualized.
**	The Gotham Defensive Long Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 8.27% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.62% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Defensive Long 500 Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	Since Inception
Institutional Class Shares	8.11%	14.05%	17.04%**
S&P 500® Total Return Index	5.84%	13.99%	16.37%***

*	Not Annualized.
**	The Gotham Defensive Long 500 Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 5.01% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.80% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Short Strategies Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 year	3 Year	5 Year	10 Year
Institutional Class Shares**	-0.05%	-5.05%	0.42%	-2.70%	0.45%
50% Inverse of the S&P 500®	-3.72%	-7.78%	-5.69%	-7.20%	-5.90%

*	Not Annualized.
**

A privately offered fund (the “Predecessor Fund”) managed by Gotham Asset Management, LLC was reorganized into the Gotham Short Strategies Fund (the “Fund” or “GSSFX”) on July 31, 2017, the date GSSFX commenced operations. The Predecessor Fund was organized and commenced operations in February 2008 and had an investment objective, investment policies and restrictions that were, in all material respects, equivalent to those of GSSFX. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, this Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, might have adversely affected its performance. GSSFX’s performance for periods prior to the commencement of operations on July 31, 2017 is that of the Predecessor Fund adjusted to reflect GSSFX’s fee structure.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 3.06% and the “Total Annual Fund Operating Expenses After Fee waivers and/or Expense Reimbursements” are 1.35% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until July 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The 50% Inverse of the S&P 500® reflects the return of the S&P 500® adjusted to show the negative 50% targeted net short exposure of the Predecessor Fund. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Institutional Value Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	Since Inception
Institutional Class Shares	7.97%	14.79%	15.28%**
S&P 500® Total Return Index	5.84%	13.99%	14.41%***

*	Not Annualized.
**	The Gotham Institutional Value Fund (the “Fund”) commenced operations on December 31, 2015.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 4.40% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 0.95% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.95% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Total Return Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2018
	Six Months*	1 Year	3 years	Since Inception
Institutional Class Shares	7.95%	12.81%	8.55%	8.55%**
Investor Class Shares	N/A	N/A	N/A	-1.03%*,**
HFRX Equity Hedge Index	3.93%	8.35%	2.10%	2.10%***

*	Not Annualized.
**	Institutional Class shares and Investor Class shares of the Gotham Total Return Fund (the “Fund”) commenced operations on March 31, 2015 and January 2, 2018, respectively.
***	Benchmark performance is from inception date of the Fund’s Institutional Class shares only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of the shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 4.25% and 3.51%, 4.50% and 3.76%, respectively, for the Institutional Class shares and Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions) do not exceed 0.00% with respect to Institutional Class shares (on an annual basis) and 0.25% with respect to Investor Class shares (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The recoupment of fees waived or expenses reimbursed are limited to the lesser of (a) the Expense Limitation in effect at the time fees were waived or expenses were reimbursed, and (b) the Expense Limitation in effect at the time of recoupment.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of fees and expenses of the underlying funds in addition to the Fund’s own expenses. The Fund also is subject to the risks of the underlying funds, which may include any or all of the risks described in Important Information.

GOTHAM FUNDS

Gotham Master Neutral Fund

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Total Returns for the Periods Ended March 31, 2018
	Six Months*	Since Inception*
Institutional Class Shares	3.39%	4.22%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.64%	1.04%***

*	Not Annualized.
**	The Gotham Master Neutral Fund (the “Fund”) commenced operations on April 28, 2017.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 5.84% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 1.55% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any), and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

GOTHAM FUNDS

Fund Expense Disclosure

March 31, 2018

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2017, and held for the entire period through March 31, 2018.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Absolute 500 Fund
Institutional Class
Actual	$1,000.00	$1,072.60	2.88%	$14.90
Hypothetical (5% return before expenses)	1,000.00	1,010.56	2.88%	14.45

Gotham Absolute 500 Core Fund
Institutional Class
Actual	$1,000.00	$1,062.10	1.98%	$10.16
Hypothetical (5% return before expenses)	1,000.00	1,015.08	1.98%	9.93

Gotham Enhanced 500 Fund
Institutional Class
Actual	$1,000.00	$1,102.80	3.65%	$19.16
Hypothetical (5% return before expenses)	1,000.00	1,006.71	3.65%	18.28

GOTHAM FUNDS

Fund Expense Disclosure (Continued)

March 31, 2018

(Unaudited)

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Enhanced 500 Core Fund
Institutional Class
Actual	$1,000.00	$1,087.20	2.12%	$11.03
Hypothetical (5% return before expenses)	1,000.00	1,014.36	2.12%	10.65

Gotham Neutral 500 Fund
Institutional Class
Actual	$1,000.00	$1,053.60	2.60%	$13.32
Hypothetical (5% return before expenses)	1,000.00	1,011.96	2.60%	13.05

Gotham Hedged Plus Fund
Institutional Class
Actual	$1,000.00	$1,077.60	2.81%	$14.54
Hypothetical (5% return before expenses)	1,000.00	1,010.93	2.81%	14.08

Gotham Hedged Core Fund
Institutional Class
Actual	$1,000.00	$1,056.80	1.22%	$6.26
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.22%	6.14

Gotham Defensive Long Fund
Institutional Class
Actual	$1,000.00	$1,061.70	3.72%	$19.10
Hypothetical (5% return before expenses)	1,000.00	1,006.41	3.72%	18.58

Gotham Defensive Long 500 Fund
Institutional Class
Actual	$1,000.00	$1,081.10	3.50%	$18.13
Hypothetical (5% return before expenses)	1,000.00	1,007.50	3.50%	17.49

Gotham Short Strategies Fund
Institutional Class
Actual	$1,000.00	$999.50	1.35%	$6.74
Hypothetical (5% return before expenses)	1,000.00	1,018.19	1.35%	6.81

Gotham Institutional Value Fund
Institutional Class
Actual	$1,000.00	$1,079.70	0.95%	$4.93
Hypothetical (5% return before expenses)	1,000.00	1,020.20	0.95%	4.78

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

March 31, 2018

(Unaudited)

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Total Return Fund
Institutional Class
Actual	$1,000.00	$1,079.50	0.00%	$—
Hypothetical (5% return before expenses)	1,000.00	1,024.93	0.00%	—
Investor Class***
Actual	$1,000.00	$989.70	0.25%	$0.59
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25%	1.25

Gotham Master Neutral Fund
Institutional Class
Actual	$1,000.00	$1,033.90	0.38%	$1.94
Hypothetical (5% return before expenses)	1,000.00	1,023.03	0.38%	1.93

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2018, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

***

Investor Class commenced operations on January 2, 2018. Expenses are equal to the Class’ annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the expense-accrual period of January 2, 2018 to March 31, 2018, multiplied by the average account value over the period, multiplied by the number of days in the most recent expense-accrual period, then divided by 365 to reflect the period. Hypothetical expenses are as if the Investor Class shares have been in existence since October 1, 2017, and are equal to the Investor Class share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	18.2%	$2,561,403
Pharmaceuticals, Biotechnology & Life Sciences	17.3	2,432,714
Food, Beverage & Tobacco	7.6	1,073,030
Energy	7.5	1,054,611
Technology Hardware & Equipment	7.1	998,551
Health Care Equipment & Services	7.0	987,715
Diversified Financials	6.9	976,247
Materials	6.9	975,164
Retailing	6.3	884,244
Software & Services	6.2	869,817
Semiconductors & Semiconductor Equipment	4.6	643,808
Household & Personal Products	4.4	627,204
Consumer Services	4.4	624,939
Media	4.3	605,316
Insurance	4.0	560,862
Food & Staples Retailing	3.9	553,396
Utilities	2.6	361,862
Consumer Durables & Apparel	2.1	291,767
Telecommunication Services	1.9	263,153
Real Estate	1.7	236,104
Transportation	1.5	215,185
Automobiles & Components	1.5	208,022
Commercial & Professional Services	0.6	83,404
Exchange Traded Funds	6.4	896,552

Total Long Positions	134.9	18,985,070

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.3)%	$(38,545)
Household & Personal Products	(0.5)	(67,774)
Commercial & Professional Services	(0.6)	(84,745)
Automobiles & Components	(0.8)	(119,931)
Technology Hardware & Equipment	(1.0)	(136,591)
Food & Staples Retailing	(1.0)	(147,918)
Capital Goods	(1.4)	(198,047)
Consumer Durables & Apparel	(2.2)	(313,084)
Insurance	(2.4)	(335,349)
Diversified Financials	(2.6)	(366,329)
Consumer Services	(2.9)	(405,119)
Food, Beverage & Tobacco	(3.0)	(428,529)
Semiconductors & Semiconductor Equipment	(3.2)	(444,296)
Utilities	(3.3)	(468,113)
Materials	(3.6)	(512,898)
Media	(3.9)	(547,646)
Banks	(3.9)	(548,991)
Transportation	(4.0)	(558,703)
Retailing	(4.1)	(571,085)
Pharmaceuticals, Biotechnology & Life Sciences	(4.8)	(669,372)
Energy	(5.4)	(766,832)
Real Estate	(6.1)	(861,268)
Health Care Equipment & Services	(6.4)	(901,479)
Software & Services	(7.4)	(1,035,453)

Total Short Positions	(74.8)	(10,528,097)

Other Assets in Excess of Liabilities	39.9	5,620,962

NET ASSETS	100.0%	$14,077,935

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	15.4%	$366,196
Capital Goods	15.0	357,275
Food, Beverage & Tobacco	7.8	184,010
Health Care Equipment & Services	6.3	149,866
Energy	6.3	149,428
Technology Hardware & Equipment	6.3	148,577
Diversified Financials	6.0	141,401
Materials	5.8	138,059
Retailing	5.6	132,511
Software & Services	5.4	127,949
Household & Personal Products	4.3	101,962
Insurance	3.8	90,369
Consumer Services	3.7	87,850
Media	3.6	85,645
Food & Staples Retailing	3.5	83,645
Semiconductors & Semiconductor Equipment	3.3	79,083
Utilities	2.0	47,584
Consumer Durables & Apparel	1.7	40,584
Telecommunication Services	1.7	40,503
Real Estate	1.7	40,241
Automobiles & Components	1.3	31,584
Transportation	0.9	22,211
Commercial & Professional Services	0.3	6,762

Total Long Positions	111.7	2,653,295

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.2)%	$(4,436)
Household & Personal Products	(0.3)	(7,852)
Commercial & Professional Services	(0.4)	(9,822)
Automobiles & Components	(0.5)	(12,925)
Food & Staples Retailing	(0.7)	(16,770)
Technology Hardware & Equipment	(0.8)	(18,189)
Capital Goods	(1.0)	(22,885)
Consumer Durables & Apparel	(1.5)	(35,968)
Insurance	(1.7)	(41,081)
Diversified Financials	(2.0)	(46,740)
Semiconductors & Semiconductor Equipment	(2.1)	(49,881)
Food, Beverage & Tobacco	(2.1)	(49,887)
Consumer Services	(2.2)	(51,333)
Utilities	(2.2)	(52,016)
Materials	(2.4)	(56,130)
Transportation	(2.7)	(63,618)
Media	(2.7)	(65,102)
Banks	(2.9)	(68,424)
Pharmaceuticals, Biotechnology & Life Sciences	(3.0)	(70,498)
Retailing	(3.0)	(72,393)
Energy	(3.5)	(83,384)
Real Estate	(4.1)	(96,728)
Health Care Equipment & Services	(4.3)	(102,654)
Software & Services	(4.8)	(114,099)

Total Short Positions	(51.1)	(1,212,815)

Other Assets in Excess of Liabilities	39.4	935,710

NET ASSETS	100.0%	$2,376,190

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	26.6%	$7,648,864
Pharmaceuticals, Biotechnology & Life Sciences	25.5	7,344,378
Technology Hardware & Equipment	10.8	3,110,976
Diversified Financials	10.7	3,091,160
Food, Beverage & Tobacco	10.6	3,046,683
Energy	10.2	2,944,846
Health Care Equipment & Services	9.9	2,844,657
Materials	9.7	2,783,391
Software & Services	8.7	2,495,330
Retailing	8.1	2,342,957
Semiconductors & Semiconductor Equipment	7.1	2,047,995
Consumer Services	6.2	1,789,933
Media	6.2	1,788,318
Food & Staples Retailing	6.1	1,755,765
Household & Personal Products	6.0	1,717,682
Insurance	5.8	1,664,167
Utilities	2.8	815,058
Telecommunication Services	2.8	804,332
Consumer Durables & Apparel	2.8	799,160
Transportation	2.6	752,036
Automobiles & Components	2.4	688,105
Real Estate	2.2	628,904
Commercial & Professional Services	0.7	208,022

Total Long Positions	184.5	53,112,719

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.3)%	$(90,874)
Technology Hardware & Equipment	(0.4)	(123,731)
Household & Personal Products	(0.6)	(167,707)
Automobiles & Components	(0.9)	(265,011)
Commercial & Professional Services	(1.0)	(281,036)
Food & Staples Retailing	(1.4)	(394,007)
Capital Goods	(1.9)	(543,929)
Consumer Durables & Apparel	(2.7)	(779,741)
Diversified Financials	(3.1)	(903,161)
Consumer Services	(3.2)	(919,172)
Insurance	(3.3)	(947,277)
Semiconductors & Semiconductor Equipment	(3.4)	(980,215)
Media	(3.7)	(1,074,862)
Food, Beverage & Tobacco	(3.8)	(1,087,685)
Utilities	(3.8)	(1,092,722)
Materials	(4.1)	(1,186,573)
Retailing	(4.7)	(1,336,614)
Transportation	(4.7)	(1,360,544)
Banks	(4.8)	(1,382,512)
Pharmaceuticals, Biotechnology & Life Sciences	(5.6)	(1,602,871)
Energy	(6.3)	(1,800,057)
Health Care Equipment & Services	(6.7)	(1,934,096)
Real Estate	(7.4)	(2,127,747)
Software & Services	(8.4)	(2,426,254)

Total Short Positions	(86.2)	(24,808,398)

Other Assets in Excess of Liabilities	1.7	476,360

NET ASSETS	100.0%	$28,780,681

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	19.8%	$516,044
Capital Goods	19.2	500,911
Food, Beverage & Tobacco	9.2	240,919
Technology Hardware & Equipment	8.4	219,498
Diversified Financials	8.0	209,852
Energy	7.7	202,117
Health Care Equipment & Services	7.6	198,222
Materials	7.3	191,181
Retailing	7.1	185,169
Software & Services	6.7	175,490
Household & Personal Products	4.9	128,248
Food & Staples Retailing	4.7	122,675
Insurance	4.7	122,491
Semiconductors & Semiconductor Equipment	4.6	120,520
Media	4.6	119,232
Consumer Services	4.3	111,097
Telecommunication Services	2.2	56,236
Consumer Durables & Apparel	2.1	54,773
Automobiles & Components	1.7	45,280
Real Estate	1.6	42,782
Transportation	1.4	36,611
Utilities	1.1	29,084
Commercial & Professional Services	0.3	8,899

Total Long Positions	139.2	3,637,331

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.1)%	$(3,845)
Household & Personal Products	(0.3)	(7,230)
Commercial & Professional Services	(0.3)	(8,549)
Automobiles & Components	(0.4)	(11,195)
Technology Hardware & Equipment	(0.6)	(15,614)
Food & Staples Retailing	(0.6)	(15,828)
Capital Goods	(0.8)	(22,198)
Consumer Durables & Apparel	(1.3)	(33,179)
Semiconductors & Semiconductor Equipment	(1.5)	(38,323)
Diversified Financials	(1.5)	(38,834)
Insurance	(1.6)	(42,057)
Utilities	(1.6)	(42,082)
Food, Beverage & Tobacco	(1.7)	(45,566)
Consumer Services	(1.7)	(45,823)
Media	(1.8)	(46,426)
Materials	(1.9)	(50,503)
Transportation	(2.2)	(56,628)
Retailing	(2.2)	(57,806)
Banks	(2.3)	(60,187)
Pharmaceuticals, Biotechnology & Life Sciences	(2.4)	(62,004)
Energy	(2.8)	(72,043)
Real Estate	(3.4)	(87,629)
Health Care Equipment & Services	(3.6)	(93,017)
Software & Services	(3.6)	(95,423)

Total Short Positions	(40.2)	(1,051,989)

Other Assets in Excess of Liabilities	1.0	27,300

Net Assets	100.0%	$2,612,642

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	18.1%	$1,065,463
Pharmaceuticals, Biotechnology & Life Sciences	16.7	984,529
Diversified Financials	7.4	433,410
Food, Beverage & Tobacco	7.0	413,469
Energy	6.8	402,160
Health Care Equipment & Services	6.7	395,960
Technology Hardware & Equipment	6.7	395,839
Materials	6.5	382,390
Software & Services	6.1	355,455
Semiconductors & Semiconductor Equipment	4.7	274,163
Retailing	4.5	265,190
Media	4.3	254,070
Household & Personal Products	4.1	242,171
Insurance	4.0	235,479
Food & Staples Retailing	3.8	224,113
Utilities	3.3	195,365
Consumer Services	3.1	180,660
Consumer Durables & Apparel	1.9	111,224
Telecommunication Services	1.8	102,909
Real Estate	1.7	101,714
Automobiles & Components	1.5	88,268
Transportation	1.4	79,118
Commercial & Professional Services	0.5	27,701

Total Long Positions	122.6	7,210,820

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.4)%	$(21,047)
Household & Personal Products	(0.6)	(37,065)
Commercial & Professional Services	(0.8)	(46,355)
Automobiles & Components	(1.1)	(61,382)
Technology Hardware & Equipment	(1.2)	(70,819)
Food & Staples Retailing	(1.4)	(84,793)
Capital Goods	(1.5)	(90,453)
Consumer Durables & Apparel	(2.6)	(155,251)
Diversified Financials	(3.2)	(186,562)
Insurance	(3.2)	(186,617)
Media	(3.7)	(214,588)
Consumer Services	(3.7)	(217,612)
Food, Beverage & Tobacco	(4.1)	(240,515)
Semiconductors & Semiconductor Equipment	(4.2)	(246,735)
Materials	(4.5)	(266,592)
Banks	(4.9)	(289,682)
Utilities	(5.0)	(293,924)
Transportation	(5.3)	(309,925)
Retailing	(5.3)	(310,580)
Energy	(7.3)	(428,773)
Health Care Equipment & Services	(7.6)	(448,853)
Pharmaceuticals, Biotechnology & Life Sciences	(7.9)	(466,108)
Real Estate	(8.3)	(486,595)
Software & Services	(10.0)	(589,734)

Total Short Positions	(97.8)	(5,750,560)

Other Assets in Excess of Liabilities	75.2	4,419,057

NET ASSETS	100.0%	$5,879,317

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	21.2%	$530,219
Pharmaceuticals, Biotechnology & Life Sciences	18.5	462,273
Software & Services	12.6	315,648
Diversified Financials	10.2	255,187
Technology Hardware & Equipment	9.0	225,263
Energy	8.4	209,467
Food, Beverage & Tobacco	7.6	191,042
Retailing	7.2	180,411
Health Care Equipment & Services	7.2	179,845
Materials	6.9	171,825
Semiconductors & Semiconductor Equipment	6.2	155,687
Media	4.6	114,569
Food & Staples Retailing	4.3	106,646
Utilities	4.2	103,854
Consumer Services	4.1	102,425
Household & Personal Products	4.1	101,529
Insurance	4.0	100,037
Banks	2.9	71,670
Transportation	2.5	63,236
Telecommunication Services	2.5	62,405
Consumer Durables & Apparel	2.1	51,287
Real Estate	1.8	44,186
Automobiles & Components	1.6	38,980
Commercial & Professional Services	0.6	16,013

Total Long Positions	154.3	3,853,704

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.4)%	$(9,102)
Household & Personal Products	(0.6)	(16,151)
Commercial & Professional Services	(0.9)	(22,761)
Automobiles & Components	(1.1)	(26,700)
Capital Goods	(1.1)	(26,966)
Technology Hardware & Equipment	(1.2)	(30,940)
Food & Staples Retailing	(1.5)	(38,628)
Diversified Financials	(2.0)	(49,062)
Banks	(2.6)	(63,776)
Consumer Durables & Apparel	(3.0)	(73,824)
Media	(3.1)	(76,754)
Insurance	(3.2)	(79,054)
Semiconductors & Semiconductor Equipment	(3.4)	(84,218)
Consumer Services	(3.8)	(94,999)
Food, Beverage & Tobacco	(4.3)	(108,535)
Materials	(4.5)	(111,588)
Retailing	(5.1)	(127,361)
Transportation	(5.3)	(132,816)
Utilities	(5.6)	(140,678)
Pharmaceuticals, Biotechnology & Life Sciences	(6.5)	(163,287)
Energy	(7.1)	(178,449)
Health Care Equipment & Services	(8.7)	(216,827)
Real Estate	(9.2)	(231,054)
Software & Services	(9.7)	(241,908)

Total Short Positions	(93.9)	(2,345,438)

Other Assets in Excess of Liabilities	39.6	989,513

NET ASSETS	100.0%	$2,497,779

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	12.7%	$303,340
Pharmaceuticals, Biotechnology & Life Sciences	11.2	267,560
Software & Services	10.2	245,543
Diversified Financials	6.9	164,476
Technology Hardware & Equipment	6.4	152,839
Retailing	5.5	132,365
Energy	5.5	130,895
Food, Beverage & Tobacco	5.0	120,629
Health Care Equipment & Services	4.8	114,299
Semiconductors & Semiconductor Equipment	4.1	98,809
Materials	3.9	92,875
Banks	3.1	74,234
Food & Staples Retailing	2.7	65,002
Insurance	2.6	63,055
Household & Personal Products	2.5	60,694
Consumer Services	2.4	57,926
Media	2.4	57,283
Utilities	2.4	56,677
Telecommunication Services	1.8	42,061
Transportation	1.7	41,929
Consumer Durables & Apparel	1.2	29,333
Real Estate	1.1	26,216
Automobiles & Components	0.8	19,308
Commercial & Professional Services	0.4	9,821

Total Long Positions	101.3	2,427,169

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.2)%	$(3,845)
Household & Personal Products	(0.3)	(6,861)
Commercial & Professional Services	(0.4)	(8,549)
Automobiles & Components	(0.5)	(11,184)
Capital Goods	(0.5)	(11,244)
Technology Hardware & Equipment	(0.5)	(13,229)
Food & Staples Retailing	(0.7)	(15,828)
Diversified Financials	(0.8)	(19,894)
Insurance	(1.2)	(28,182)
Consumer Durables & Apparel	(1.2)	(28,910)
Banks	(1.4)	(34,476)
Semiconductors & Semiconductor Equipment	(1.5)	(35,394)
Media	(1.7)	(40,228)
Materials	(1.8)	(43,913)
Consumer Services	(1.8)	(43,935)
Food, Beverage & Tobacco	(1.9)	(45,186)
Retailing	(1.9)	(46,721)
Transportation	(2.2)	(53,723)
Utilities	(2.3)	(55,061)
Pharmaceuticals, Biotechnology & Life Sciences	(2.7)	(63,668)
Energy	(3.3)	(78,952)
Health Care Equipment & Services	(3.6)	(86,887)
Software & Services	(3.9)	(94,220)
Real Estate	(4.1)	(97,858)

Total Short Positions	(40.4)	(967,948)

Other Assets in Excess of Liabilities	39.1	936,960

NET ASSETS	100.0%	$2,396,181

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Defensive Long Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	27.9%	$644,830
Food, Beverage & Tobacco	20.1	464,917
Software & Services	18.0	415,571
Retailing	13.4	309,439
Health Care Equipment & Services	12.7	293,455
Pharmaceuticals, Biotechnology & Life Sciences	9.8	225,946
Media	9.4	216,199
Technology Hardware & Equipment	9.0	207,970
Household & Personal Products	9.0	206,698
Consumer Services	8.4	194,257
Consumer Durables & Apparel	7.0	161,921
Food & Staples Retailing	5.9	135,071
Energy	5.2	118,943
Materials	4.7	108,373
Transportation	4.2	96,850
Semiconductors & Semiconductor Equipment	3.7	85,746
Telecommunication Services	3.6	83,696
Commercial & Professional Services	3.6	82,465
Automobiles & Components	2.9	66,939

Total Long Positions	178.5	4,119,286

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.2)%	$(4,690)
Food & Staples Retailing	(0.5)	(12,466)
Telecommunication Services	(1.2)	(28,164)
Media	(1.7)	(39,781)
Automobiles & Components	(2.1)	(49,064)
Commercial & Professional Services	(2.4)	(55,630)
Food, Beverage & Tobacco	(2.5)	(58,197)
Consumer Durables & Apparel	(3.2)	(72,833)
Pharmaceuticals, Biotechnology & Life Sciences	(3.3)	(76,273)
Consumer Services	(3.9)	(89,195)
Transportation	(3.9)	(89,210)
Materials	(4.7)	(108,317)
Technology Hardware & Equipment	(4.9)	(113,234)
Retailing	(5.0)	(114,753)
Energy	(5.1)	(118,593)
Semiconductors & Semiconductor Equipment	(5.5)	(125,939)
Health Care Equipment & Services	(6.9)	(158,857)
Software & Services	(10.0)	(230,962)
Capital Goods	(10.3)	(237,457)

Total Short Positions	(77.3)	(1,783,615)

Liabilities in Excess of Other Assets	(1.2)	(28,687)

NET ASSETS	100.0%	$2,306,984

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Defensive Long 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	21.3%	$1,988,815
Capital Goods	20.9	1,945,614
Food, Beverage & Tobacco	17.4	1,618,675
Health Care Equipment & Services	9.8	915,548
Materials	9.6	896,175
Energy	9.3	867,582
Retailing	8.9	826,816
Household & Personal Products	8.6	800,978
Software & Services	7.8	725,069
Diversified Financials	7.2	670,626
Insurance	7.1	658,384
Media	6.6	617,270
Utilities	6.5	607,561
Technology Hardware & Equipment	6.0	556,384
Consumer Services	5.9	553,290
Food & Staples Retailing	5.8	543,711
Real Estate	4.5	422,265
Semiconductors & Semiconductor Equipment	4.3	405,801
Telecommunication Services	3.0	278,470
Consumer Durables & Apparel	2.7	248,539
Automobiles & Components	1.5	137,055
Commercial & Professional Services	1.0	93,599
Transportation	1.0	90,107
Exchange Traded Funds	4.8	445,250

Total Long Positions	181.5	16,913,584

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.3)%	$(28,030)
Household & Personal Products	(0.5)	(47,057)
Commercial & Professional Services	(0.7)	(62,104)
Food & Staples Retailing	(0.9)	(82,532)
Automobiles & Components	(0.9)	(82,803)
Technology Hardware & Equipment	(1.4)	(127,185)
Capital Goods	(1.8)	(165,465)
Food, Beverage & Tobacco	(2.1)	(198,314)
Consumer Durables & Apparel	(2.3)	(218,508)
Insurance	(2.6)	(238,872)
Consumer Services	(3.2)	(296,025)
Media	(3.6)	(330,551)
Utilities	(3.7)	(349,086)
Materials	(3.8)	(355,974)
Pharmaceuticals, Biotechnology & Life Sciences	(4.1)	(386,403)
Transportation	(4.2)	(395,747)
Semiconductors & Semiconductor Equipment	(4.3)	(398,051)
Energy	(4.8)	(446,398)
Real Estate	(4.8)	(449,864)
Diversified Financials	(5.3)	(492,367)
Retailing	(5.4)	(502,594)
Health Care Equipment & Services	(6.2)	(574,675)
Banks	(6.6)	(617,215)
Software & Services	(8.7)	(813,791)

Total Short Positions	(82.2)	(7,659,611)

Other Assets in Excess of Liabilities	0.7	63,486

NET ASSETS	100.0%	$9,317,459

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Short Strategies Fund

	% of Net Assets	Value
Common Stocks:
Capital Goods	21.2%	$1,516,170
Semiconductors & Semiconductor Equipment	9.4	671,820
Food, Beverage & Tobacco	8.6	615,716
Retailing	7.5	540,885
Software & Services	7.5	534,673
Pharmaceuticals, Biotechnology & Life Sciences	7.1	505,817
Technology Hardware & Equipment	6.5	469,495
Health Care Equipment & Services	6.2	442,237
Consumer Durables & Apparel	5.6	400,485
Automobiles & Components	4.9	349,926
Consumer Services	3.4	247,425
Media	3.3	235,615
Household & Personal Products	3.0	213,965
Transportation	1.6	117,662
Food & Staples Retailing	1.6	117,275
Commercial & Professional Services	1.2	89,105
Telecommunication Services	0.5	34,582

Total Common Stocks	99.1	7,102,853

Other Assets in Excess of Liabilities	0.9	64,598

NET ASSETS	100.0%	$7,167,451

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Institutional Value Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	15.0%	$426,440
Pharmaceuticals, Biotechnology & Life Sciences	11.3	320,573
Diversified Financials	6.8	191,647
Semiconductors & Semiconductor Equipment	6.5	183,054
Technology Hardware & Equipment	6.1	171,732
Retailing	5.6	159,559
Energy	5.5	156,639
Materials	5.5	154,943
Health Care Equipment & Services	5.2	148,282
Software & Services	5.2	146,261
Food, Beverage & Tobacco	4.6	129,184
Insurance	3.4	96,922
Media	3.3	92,873
Food & Staples Retailing	2.8	80,666
Consumer Services	2.6	73,444
Transportation	1.8	52,033
Consumer Durables & Apparel	1.7	49,425
Household & Personal Products	1.7	48,052
Automobiles & Components	1.7	47,594
Telecommunication Services	1.1	31,524
Real Estate	1.0	29,476
Utilities	0.5	14,685
Commercial & Professional Services	0.4	11,101
Banks	0.3	10,007

Total Common Stocks	99.6	2,826,116

Other Assets in Excess of Liabilities	0.4	10,098

NET ASSETS	100.0%	$2,836,214

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Total Return Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	99.0%	$23,140,566
Other Assets in Excess of Liabilities	1.0	239,149

NET ASSETS	100.0%	$23,379,715

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Master Neutral Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	5.7%	$240,292
Semiconductors & Semiconductor Equipment	3.6	151,411
Retailing	2.7	114,956
Pharmaceuticals, Biotechnology & Life Sciences	2.3	95,450
Food, Beverage & Tobacco	2.2	94,003
Technology Hardware & Equipment	1.9	80,526
Software & Services	1.8	74,468
Health Care Equipment & Services	1.7	70,847
Consumer Durables & Apparel	1.5	61,448
Consumer Services	1.5	60,742
Automobiles & Components	0.9	38,101
Transportation	0.9	36,989
Household & Personal Products	0.7	29,802
Media	0.7	29,623
Food & Staples Retailing	0.6	23,265
Commercial & Professional Services	0.3	13,794
Telecommunication Services	0.1	2,994
Affiliated Equity Registered Investment Companies	61.0	2,555,506
U.S. Treasury Obligations	4.7	199,854

Total Long Positions	94.8	3,974,071

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.0)%	$(1,065)
Telecommunication Services	(0.2)	(10,306)
Semiconductors & Semiconductor Equipment	(0.5)	(20,381)
Food & Staples Retailing	(0.5)	(21,286)
Media	(0.6)	(24,544)
Automobiles & Components	(1.0)	(40,117)
Commercial & Professional Services	(1.4)	(56,619)
Transportation	(1.6)	(65,595)
Food, Beverage & Tobacco	(1.6)	(67,366)
Consumer Durables & Apparel	(1.7)	(70,373)
Retailing	(1.7)	(71,362)
Technology Hardware & Equipment	(1.8)	(73,429)
Consumer Services	(1.8)	(76,979)
Pharmaceuticals, Biotechnology & Life Sciences	(2.0)	(83,920)
Capital Goods	(2.9)	(122,203)
Health Care Equipment & Services	(4.8)	(203,248)
Software & Services	(5.0)	(209,795)

Total Short Positions	(29.1)	(1,218,588)

Other Assets in Excess of Liabilities	34.3	1,436,022

NET ASSETS	100.0%	$4,191,505

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 134.9%
COMMON STOCKS — 128.5%
Automobiles & Components — 1.5%
Aptiv PLC (Jersey)(a)	1,013	$86,075
BorgWarner, Inc.(b)	799	40,134
General Motors Co.†	1,585	57,599
Goodyear Tire & Rubber Co. (The)	911	24,214

		208,022

Capital Goods — 18.2%
3M Co.	162	35,562
Acuity Brands, Inc.(b)	67	9,326
AMETEK, Inc.†	877	66,626
Boeing Co. (The)†	798	261,648
Caterpillar, Inc.†	1,688	248,777
Cummins, Inc.†	681	110,383
Deere & Co.	586	91,018
Dover Corp.†	600	58,932
Emerson Electric Co.†	2,404	164,193
Flowserve Corp.(b)	53	2,297
Fortune Brands Home & Security, Inc.	576	33,921
General Dynamics Corp.†	1,126	248,733
Harris Corp.†	490	79,027
Honeywell International, Inc.†	1,581	228,470
Illinois Tool Works, Inc.	532	83,343
Ingersoll-Rand PLC (Ireland)†	603	51,563
L3 Technologies, Inc.	212	44,096
Masco Corp.†	1,180	47,719
Pentair PLC (Ireland)†(b)	740	50,416
Raytheon Co.†	1,092	235,675
Rockwell Collins, Inc.	271	36,544
Snap-on, Inc.(b)	214	31,574
Stanley Black & Decker, Inc.†	584	89,469
TransDigm Group, Inc.(b)	24	7,367
United Technologies Corp.	1,048	131,859
WW Grainger, Inc.(b)	214	60,406
Xylem, Inc.†	682	52,459

		2,561,403

Commercial & Professional Services — 0.6%
Cintas Corp.	31	5,288
Nielsen Holdings PLC (United Kingdom)(b)	1,349	42,885
Robert Half International, Inc.†	472	27,324
Waste Management, Inc.†	94	7,907

		83,404

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 2.1%
Hanesbrands, Inc.(b)	1,377	$25,364
Mattel, Inc.(b)	1,303	17,134
Michael Kors Holdings Ltd. (British Virgin Islands)†*	735	45,629
Newell Brands, Inc.(b)	1,840	46,883
Ralph Lauren Corp.†(b)	407	45,503
VF Corp.†	1,501	111,254

		291,767

Consumer Services — 4.4%
Hilton Worldwide Holdings, Inc.†	1,263	99,474
Marriott International, Inc., Class A†	1,418	192,820
McDonald’s Corp.†	1,094	171,080
Royal Caribbean Cruises Ltd. (Liberia)†	62	7,300
Wyndham Worldwide Corp.	378	43,255
Yum! Brands, Inc.†	1,304	111,010

		624,939

Diversified Financials — 6.9%
American Express Co.	391	36,473
Berkshire Hathaway, Inc., Class B*	227	45,282
BlackRock, Inc.†(a)	610	330,449
Franklin Resources, Inc.(a)	2,280	79,070
Intercontinental Exchange, Inc.	1,759	127,563
Invesco Ltd. (Bermuda)†	1,663	53,233
Moody’s Corp.†	520	83,876
Nasdaq, Inc.†	634	54,663
S&P Global, Inc.	312	59,611
T Rowe Price Group, Inc.†	982	106,027

		976,247

Energy — 7.5%
Andeavor†	582	58,526
Apache Corp.(b)	1,429	54,988
Cabot Oil & Gas Corp.	1,745	41,845
ConocoPhillips†	5,037	298,644
Hess Corp.(b)	1,194	60,440
Marathon Petroleum Corp.†	1,870	136,716
Phillips 66(a)	1,916	183,783
TechnipFMC PLC (United Kingdom)†	1,770	52,126
Valero Energy Corp.†	1,806	167,543

		1,054,611

Food & Staples Retailing — 3.9%
CVS Health Corp.	1,702	105,881
Kroger Co. (The)†	3,354	80,295

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Sysco Corp.†	266	$15,949
Walgreens Boots Alliance, Inc.†	1,737	113,721
Walmart, Inc.†	2,670	237,550

		553,396

Food, Beverage & Tobacco — 7.6%
Altria Group, Inc.†	4,536	282,684
Campbell Soup Co.(b)	132	5,717
Coca-Cola Co. (The)†	439	19,066
Conagra Brands, Inc.	722	26,627
Dr Pepper Snapple Group, Inc.†	476	56,349
General Mills, Inc.	2,161	97,375
Hershey Co. (The)†	799	79,069
Kraft Heinz Co. (The)	2,251	140,215
McCormick & Co., Inc., non-voting shares(b)	84	8,937
PepsiCo, Inc.†	1,573	171,693
Philip Morris International, Inc.	837	83,198
Tyson Foods, Inc., Class A(a)	1,395	102,100

		1,073,030

Health Care Equipment & Services — 7.0%
Abbott Laboratories	2,074	124,274
Aetna, Inc.†(a)	838	141,622
AmerisourceBergen Corp.	181	15,604
Cigna Corp.(a)	1,032	173,108
Envision Healthcare Corp.(b) *	440	16,909
Express Scripts Holding Co.†*	2,093	144,584
Humana, Inc.†	529	142,211
Laboratory Corp. of America Holdings†*	393	63,568
Quest Diagnostics, Inc.†	509	51,053
UnitedHealth Group, Inc.†	318	68,052
Varian Medical Systems, Inc.†*	381	46,730

		987,715

Household & Personal Products — 4.4%
Church & Dwight Co., Inc.	497	25,029
Estee Lauder Cos., Inc. (The), Class A†	1,421	212,752
Kimberly-Clark Corp.	460	50,660
Procter & Gamble Co. (The)†(a)	4,273	338,763

		627,204

Insurance — 4.0%
Aflac, Inc.	358	15,666
Allstate Corp. (The)	341	32,327

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Aon PLC (United Kingdom)†	939	$131,770
Hartford Financial Services Group, Inc. (The)	593	30,551
Marsh & McLennan Cos., Inc.†(a)	1,929	159,316
Progressive Corp. (The)†	2,204	134,290
Torchmark Corp.	434	36,530
Travelers Cos., Inc. (The)	147	20,412

		560,862

Materials — 6.9%
Avery Dennison Corp.	334	35,488
Eastman Chemical Co.	542	57,224
Freeport-McMoRan, Inc.†	5,489	96,442
International Flavors & Fragrances, Inc.	207	28,340
International Paper Co.†	1,566	83,671
LyondellBasell Industries NV, Class A (Netherlands)†	1,739	183,778
Monsanto Co.†	1,671	194,989
PPG Industries, Inc.†	1,137	126,889
Sealed Air Corp.(b)	681	29,140
Sherwin-Williams Co. (The)(a)	355	139,203

		975,164

Media — 4.3%
CBS Corp., Class B, non-voting shares	1,527	78,473
Discovery, Inc., Class A(b)*	2,159	46,267
Interpublic Group of Cos., Inc. (The)(b)	1,469	33,831
News Corp., Class A	2,465	38,947
Omnicom Group, Inc.(b)	1,015	73,760
Time Warner, Inc.†	3,031	286,672
Viacom, Inc., Class B†	1,525	47,366

		605,316

Pharmaceuticals, Biotechnology & Life Sciences — 17.3%
AbbVie, Inc.†(a)	3,286	311,020
Amgen, Inc.†	1,463	249,412
Biogen, Inc.†(a)*	801	219,330
Bristol-Myers Squibb Co.†	169	10,689
Celgene Corp.†*	2,868	255,854
Gilead Sciences, Inc.†(b)	2,814	212,147
Johnson & Johnson†	2,836	363,433
Merck & Co., Inc.†(a)	5,601	305,086
Pfizer, Inc.†	9,888	350,925
Waters Corp.*	5	993

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Zoetis, Inc.†	1,842	$153,825

		2,432,714

Real Estate — 1.7%
Alexandria Real Estate Equities, Inc., REIT(b)	286	35,719
CBRE Group, Inc., Class A*	1,287	60,772
Equity Residential, REIT	450	27,729
Mid-America Apartment Communities, Inc., REIT	128	11,679
Weyerhaeuser Co., REIT†	2,863	100,205

		236,104

Retailing — 6.3%
Advance Auto Parts, Inc.(b)	300	35,565
Amazon.com, Inc.*	4	5,789
AutoZone, Inc.†*	103	66,815
Best Buy Co., Inc.(b)	206	14,418
Booking Holdings, Inc.†*	137	285,013
Dollar Tree, Inc.†*	83	7,877
Foot Locker, Inc.(b)	179	8,152
Gap, Inc. (The)(b)	47	1,466
Home Depot, Inc. (The)†	1,283	228,682
Kohl’s Corp.(b)	618	40,485
Nordstrom, Inc.(b)	8	387
O’Reilly Automotive, Inc.*	258	63,824
Ross Stores, Inc.†	492	38,366
Target Corp.†	531	36,867
Tiffany & Co.	27	2,637
TJX Cos., Inc. (The)	330	26,915
Tractor Supply Co.	333	20,986

		884,244

Semiconductors & Semiconductor Equipment — 4.6%
Applied Materials, Inc.†	943	52,440
Intel Corp.†	1,906	99,264
Micron Technology, Inc.†*	4,839	252,305
QUALCOMM, Inc.	21	1,164
Texas Instruments, Inc.†	2,297	238,635

		643,808

Software & Services — 6.2%
Accenture PLC, Class A (Ireland)†(a)	1,499	230,096
Alliance Data Systems Corp.	209	44,488
CA, Inc.†	1,562	52,952
Citrix Systems, Inc.†*	31	2,877

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
DXC Technology Co.†	1,082	$108,774
Fidelity National Information Services Inc.	361	34,764
International Business Machines Corp.†	1,759	269,883
Paychex, Inc.†(b)	1,190	73,292
Total System Services, Inc.	9	776
Visa, Inc., Class A†(b)	434	51,915

		869,817

Technology Hardware & Equipment — 7.1%
Apple, Inc.†	2,147	360,224
Cisco Systems, Inc.†	4,369	187,386
F5 Networks, Inc.†*	64	9,255
Hewlett Packard Enterprise Co.†	4,059	71,195
HP, Inc.†	6,776	148,530
Juniper Networks, Inc.†	693	16,861
Motorola Solutions, Inc.†	612	64,444
NetApp, Inc.†	1,091	67,304
Seagate Technology PLC (Ireland)	1,080	63,202
Western Digital Corp.†	110	10,150

		998,551

Telecommunication Services — 1.9%
Verizon Communications, Inc.†	5,503	263,153

Transportation — 1.5%
Expeditors International of Washington, Inc.†	668	42,284
Norfolk Southern Corp.†	516	70,062
Union Pacific Corp.†	765	102,839

		215,185

Utilities — 2.6%
Duke Energy Corp.†	493	38,193
FirstEnergy Corp.†	1,804	61,354
NextEra Energy, Inc.(a)	713	116,454
NRG Energy, Inc.	1,201	36,667
Southern Co. (The)(b)	2,445	109,194

		361,862

TOTAL COMMON STOCKS (Cost $16,969,163)		18,088,518

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 6.4%
SPDR S&P 500 ETF Trust	3,407	$896,552

TOTAL EXCHANGE TRADED FUNDS (Cost $898,050)		896,552

TOTAL LONG POSITIONS - 134.9%		18,985,070

(Cost $17,867,213)

SHORT POSITIONS — (74.8)%
COMMON STOCKS — (74.8)%
Automobiles & Components — (0.8)%
Ford Motor Co.	(9,396)	(104,108)
Harley-Davidson, Inc.	(369)	(15,823)

		(119,931)

Banks — (3.9)%
Citizens Financial Group, Inc.	(1,078)	(45,254)
Comerica, Inc.	(138)	(13,238)
Fifth Third Bancorp	(1,523)	(48,355)
Huntington Bancshares, Inc.	(2,353)	(35,530)
KeyCorp	(2,346)	(45,864)
M&T Bank Corp.	(111)	(20,464)
Regions Financial Corp.	(2,580)	(47,936)
SunTrust Banks, Inc.	(1,034)	(70,353)
SVB Financial Group*	(74)	(17,761)
US Bancorp	(2,161)	(109,130)
Wells Fargo & Co.	(1,378)	(72,221)
Zions Bancorporation	(434)	(22,885)

		(548,991)

Capital Goods — (1.4)%
Fastenal Co.	(631)	(34,446)
Jacobs Engineering Group, Inc.	(310)	(18,336)
Parker-Hannifin Corp.	(285)	(48,744)
Quanta Services, Inc.*	(362)	(12,435)
Rockwell Automation, Inc.	(281)	(48,950)
Textron, Inc.	(10)	(590)
United Rentals, Inc.*	(200)	(34,546)

		(198,047)

Commercial & Professional Services — (0.6)%
Equifax, Inc.	(263)	(30,984)
IHS Markit Ltd. (Bermuda)*	(873)	(42,114)
Stericycle, Inc.*	(199)	(11,647)

		(84,745)

Consumer Durables & Apparel — (2.2)%
Mohawk Industries, Inc.*	(177)	(41,103)
NIKE, Inc., Class B	(2,848)	(189,221)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
PVH Corp.	(172)	$(26,046)
Tapestry, Inc.	(624)	(32,829)
Whirlpool Corp.	(156)	(23,885)

		(313,084)

Consumer Services — (2.9)%
Carnival Corp. (Panama)	(1,088)	(71,351)
Chipotle Mexican Grill, Inc.*	(61)	(19,710)
Darden Restaurants, Inc.	(233)	(19,863)
MGM Resorts International	(1,360)	(47,627)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(502)	(26,591)
Starbucks Corp.	(3,088)	(178,764)
Wynn Resorts Ltd.	(226)	(41,213)

		(405,119)

Diversified Financials — (2.6)%
Affiliated Managers Group, Inc.	(121)	(22,939)
Ameriprise Financial, Inc.	(186)	(27,517)
Capital One Financial Corp.	(367)	(35,166)
Charles Schwab Corp. (The)	(9)	(470)
Goldman Sachs Group, Inc. (The)	(672)	(169,250)
Leucadia National Corp.	(782)	(17,775)
Morgan Stanley	(485)	(26,171)
Navient Corp.	(577)	(7,570)
Raymond James Financial, Inc.	(31)	(2,772)
Synchrony Financial	(1,691)	(56,699)

		(366,329)

Energy — (5.4)%
Anadarko Petroleum Corp.	(1,164)	(70,317)
Chevron Corp.	(56)	(6,386)
Cimarex Energy Co.	(224)	(20,944)
Concho Resources, Inc.*	(327)	(49,158)
Devon Energy Corp.	(1,152)	(36,622)
EOG Resources, Inc.	(1,265)	(133,167)
EQT Corp.	(580)	(27,556)
Halliburton Co.	(1,403)	(65,857)
Helmerich & Payne, Inc.	(304)	(20,234)
Kinder Morgan, Inc.	(4,992)	(75,180)
Newfield Exploration Co.*	(471)	(11,502)
Occidental Petroleum Corp.	(1,299)	(84,383)
ONEOK, Inc.	(852)	(48,496)
Pioneer Natural Resources Co.	(373)	(64,074)
Range Resources Corp.	(544)	(7,910)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Williams Cos., Inc. (The)	(1,812)	$(45,046)

		(766,832)

Food & Staples Retailing — (1.0)%
Costco Wholesale Corp.	(785)	(147,918)

Food, Beverage & Tobacco — (3.0)%
Archer-Daniels-Midland Co.	(1,222)	(52,998)
Brown-Forman Corp., Class B	(1,055)	(57,392)
Constellation Brands, Inc., Class A	(303)	(69,060)
Hormel Foods Corp.	(57)	(1,956)
Kellogg Co.	(611)	(39,721)
Mondelez International, Inc., Class A	(3,266)	(136,290)
Monster Beverage Corp.*	(1,243)	(71,112)

		(428,529)

Health Care Equipment & Services — (6.4)%
Align Technology, Inc.*	(175)	(43,948)
Anthem, Inc.	(262)	(57,561)
Becton Dickinson and Co.	(584)	(126,553)
Boston Scientific Corp.*	(3,013)	(82,315)
Cardinal Health, Inc.	(691)	(43,312)
Centene Corp.*	(381)	(40,718)
Cerner Corp.*	(846)	(49,068)
Cooper Cos., Inc. (The)	(107)	(24,483)
DaVita, Inc.*	(400)	(26,376)
DENTSPLY SIRONA, Inc.	(542)	(27,268)
Edwards Lifesciences Corp.*	(351)	(48,972)
HCA Healthcare, Inc.	(768)	(74,496)
Henry Schein, Inc.*	(338)	(22,717)
Hologic, Inc.*	(606)	(22,640)
IDEXX Laboratories, Inc.*	(191)	(36,555)
Intuitive Surgical, Inc.*	(57)	(23,531)
McKesson Corp.	(452)	(63,673)
ResMed, Inc.	(336)	(33,086)
Stryker Corp.	(36)	(5,793)
Zimmer Biomet Holdings, Inc.	(444)	(48,414)

		(901,479)

Household & Personal Products — (0.5)%
Clorox Co. (The)	(283)	(37,670)
Coty, Inc., Class A	(1,645)	(30,104)

		(67,774)

Insurance — (2.4)%
American International Group, Inc.	(1,781)	(96,922)
Assurant, Inc.	(117)	(10,695)
Chubb Ltd. (Switzerland)	(204)	(27,901)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Cincinnati Financial Corp.	(360)	$(26,734)
Everest Re Group Ltd. (Bermuda)	(26)	(6,677)
Lincoln National Corp.	(479)	(34,996)
Principal Financial Group, Inc.	(635)	(38,678)
Unum Group	(573)	(27,281)
Willis Towers Watson PLC (Ireland)	(290)	(44,135)
XL Group Ltd. (Bermuda)	(386)	(21,330)

		(335,349)

Materials — (3.6)%
Air Products & Chemicals, Inc.	(104)	(16,539)
Albemarle Corp.	(261)	(24,205)
Ball Corp.	(31)	(1,231)
CF Industries Holdings, Inc.	(510)	(19,242)
DowDuPont, Inc.	(3,328)	(212,027)
FMC Corp.	(294)	(22,512)
Martin Marietta Materials, Inc.	(137)	(28,400)
Mosaic Co. (The)	(988)	(23,989)
Newmont Mining Corp.	(1,169)	(45,673)
Nucor Corp.	(698)	(42,641)
Vulcan Materials Co.	(384)	(43,841)
WestRock Co.	(508)	(32,598)

		(512,898)

Media — (3.9)%
Charter Communications, Inc., Class A*	(425)	(132,268)
Comcast Corp., Class A	(1,979)	(67,622)
DISH Network Corp., Class A*	(905)	(34,291)
Twenty-First Century Fox, Inc., Class A	(4,065)	(149,145)
Walt Disney Co. (The)	(1,636)	(164,320)

		(547,646)

Pharmaceuticals, Biotechnology & Life Sciences — (4.8)%
Agilent Technologies, Inc.	(79)	(5,285)
Alexion Pharmaceuticals, Inc.*	(517)	(57,625)
Allergan PLC (Ireland)	(59)	(9,929)
Illumina, Inc.*	(380)	(89,840)
Incyte Corp.*	(486)	(40,498)
IQVIA Holdings, Inc.*	(517)	(50,723)
Mettler-Toledo International, Inc.*	(57)	(32,777)
Mylan NV (Netherlands)*	(1,144)	(47,098)
Nektar Therapeutics*	(350)	(37,191)
PerkinElmer, Inc.	(260)	(19,687)
Perrigo Co. PLC (Ireland)	(309)	(25,752)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Regeneron Pharmaceuticals, Inc.*	(263)	$(90,567)
Thermo Fisher Scientific, Inc.	(339)	(69,990)
Vertex Pharmaceuticals, Inc.*	(567)	(92,410)

		(669,372)

Real Estate — (6.1)%
American Tower Corp., REIT	(941)	(136,765)
Apartment Investment & Management Co., Class A, REIT	(345)	(14,059)
Boston Properties, Inc., REIT	(339)	(41,772)
Crown Castle International Corp., REIT	(940)	(103,033)
Digital Realty Trust, Inc., REIT	(98)	(10,327)
Duke Realty Corp., REIT	(81)	(2,145)
Equinix, Inc., REIT	(173)	(72,338)
Essex Property Trust, Inc., REIT	(11)	(2,647)
Extra Space Storage, Inc., REIT	(277)	(24,199)
Federal Realty Investment Trust, REIT	(161)	(18,694)
GGP, Inc., REIT	(2,099)	(42,946)
HCP, Inc., REIT	(493)	(11,452)
Host Hotels & Resorts, Inc., REIT	(1,621)	(30,215)
Iron Mountain, Inc., REIT	(625)	(20,538)
Kimco Realty Corp., REIT	(935)	(13,464)
Macerich Co. (The), REIT	(309)	(17,310)
Public Storage, REIT	(382)	(76,549)
SBA Communications Corp., REIT*	(286)	(48,883)
Simon Property Group, Inc., REIT	(682)	(105,267)
SL Green Realty Corp., REIT	(203)	(19,656)
UDR, Inc., REIT	(588)	(20,945)
Vornado Realty Trust, REIT	(417)	(28,064)

		(861,268)

Retailing — (4.1)%
CarMax, Inc.*	(398)	(24,652)
Dollar General Corp.	(480)	(44,904)
Expedia Group, Inc.	(346)	(38,202)
Genuine Parts Co.	(321)	(28,839)
LKQ Corp.*	(678)	(25,730)
Lowe’s Cos., Inc.	(1,821)	(159,793)
Macy’s, Inc.	(657)	(19,539)
Netflix, Inc.*	(721)	(212,947)
TripAdvisor, Inc.*	(403)	(16,479)

		(571,085)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (3.2)%
Broadcom Ltd. (Singapore)	(573)	$(135,028)
Microchip Technology, Inc.	(573)	(52,349)
NVIDIA Corp.	(935)	(216,537)
Xilinx, Inc.	(559)	(40,382)

		(444,296)

Software & Services — (7.4)%
Activision Blizzard, Inc.	(1,758)	(118,595)
Adobe Systems, Inc.*	(152)	(32,844)
Akamai Technologies, Inc.*	(390)	(27,682)
ANSYS, Inc.*	(185)	(28,988)
Autodesk, Inc.*	(480)	(60,278)
Automatic Data Processing, Inc.	(972)	(110,303)
Cadence Design Systems, Inc.*	(662)	(24,342)
Electronic Arts, Inc.*	(676)	(81,958)
Facebook, Inc., Class A*	(88)	(14,062)
Global Payments, Inc.	(349)	(38,920)
Intuit, Inc.	(561)	(97,249)
PayPal Holdings, Inc.*	(1,029)	(78,070)
Red Hat, Inc.*	(349)	(52,179)
salesforce.com, Inc.*	(1,208)	(140,490)
Symantec Corp.	(1,364)	(35,259)
Synopsys, Inc.*	(329)	(27,386)
Take-Two Interactive Software, Inc.*	(232)	(22,685)
VeriSign, Inc.*	(209)	(24,779)
Western Union Co. (The)	(1,008)	(19,384)

		(1,035,453)

Technology Hardware & Equipment — (1.0)%
Corning, Inc.	(2,133)	(59,468)
TE Connectivity Ltd. (Switzerland)	(772)	(77,123)

		(136,591)

Telecommunication Services — (0.3)%
CenturyLink, Inc.	(2,346)	(38,545)

Transportation — (4.0)%
American Airlines Group, Inc.	(1,047)	(54,402)
CSX Corp.	(1,952)	(108,746)
FedEx Corp.	(586)	(140,705)
JB Hunt Transport Services, Inc.	(240)	(28,116)
Southwest Airlines Co.	(1,291)	(73,948)
United Continental Holdings, Inc.*	(634)	(44,044)
United Parcel Service, Inc., Class B	(1,039)	(108,742)

		(558,703)

Utilities — (3.3)%
Ameren Corp.	(467)	(26,446)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
American Electric Power Co., Inc.	(1,079)	$(74,009)
American Water Works Co., Inc.	(391)	(32,113)
CMS Energy Corp.	(238)	(10,779)
Entergy Corp.	(396)	(31,197)
Eversource Energy	(695)	(40,949)
NiSource, Inc.	(739)	(17,669)
PG&E Corp.	(1,088)	(47,796)
PPL Corp.	(948)	(26,819)
Public Service Enterprise Group, Inc.	(1,108)	(55,666)
Sempra Energy	(551)	(61,282)
WEC Energy Group, Inc.	(692)	(43,388)

		(468,113)

TOTAL COMMON STOCK (Proceeds $10,669,317)		(10,528,097)

TOTAL SECURITES SOLD SHORT - (74.8)%		(10,528,097)

(Proceeds $10,669,317)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.9%		5,620,962

NET ASSETS - 100.0%		$14,077,935

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 111.7%
COMMON STOCKS — 111.7%
Automobiles & Components — 1.3%
Aptiv PLC (Jersey)†	149	$12,660
BorgWarner, Inc.†	117	5,877
General Motors Co.†	261	9,485
Goodyear Tire & Rubber Co. (The)	134	3,562

		31,584

Capital Goods — 15.0%
3M Co.†	24	5,268
Acuity Brands, Inc.(a)	13	1,809
AMETEK, Inc.†	128	9,724
Boeing Co. (The)†	114	37,378
Caterpillar, Inc.†	127	18,717
Cummins, Inc.†	95	15,399
Deere & Co.†	75	11,649
Dover Corp.†	88	8,643
Emerson Electric Co.†	353	24,110
Flowserve Corp.(a)	7	303
Fortune Brands Home & Security, Inc.†	85	5,006
General Dynamics Corp.†	166	36,669
Harris Corp.†	67	10,806
Honeywell International, Inc.†	235	33,960
Illinois Tool Works, Inc.	79	12,376
Ingersoll-Rand PLC (Ireland)†	84	7,183
L3 Technologies, Inc.	38	7,904
Masco Corp.†	174	7,037
Pentair PLC (Ireland)†	101	6,881
Raytheon Co.†	161	34,747
Rockwell Collins, Inc.	51	6,877
Snap-on, Inc.	32	4,721
Stanley Black & Decker, Inc.†	86	13,175
United Technologies Corp.†	160	20,131
WW Grainger, Inc.†(a)	32	9,033
Xylem, Inc.†	101	7,769

		357,275

Commercial & Professional Services — 0.3%
Nielsen Holdings PLC (United Kingdom)†	197	6,263
Republic Services, Inc.	5	331
Waste Management, Inc.†	2	168

		6,762

Consumer Durables & Apparel — 1.7%
Hanesbrands, Inc.(a)	202	3,721

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Mattel, Inc.(a)	191	$2,512
Michael Kors Holdings Ltd. (British Virgin Islands)†*	94	5,835
Newell Brands, Inc.(a)	270	6,880
Ralph Lauren Corp.†	47	5,255
VF Corp.†	221	16,381

		40,584

Consumer Services — 3.7%
Hilton Worldwide Holdings, Inc.†	180	14,177
Marriott International, Inc., Class A†	166	22,573
McDonald’s Corp.†	182	28,461
Wyndham Worldwide Corp.†	55	6,294
Yum! Brands, Inc.†	192	16,345

		87,850

Diversified Financials — 6.0%
American Express Co.	50	4,664
Berkshire Hathaway, Inc., Class B*	33	6,583
BlackRock, Inc.†	87	47,130
Franklin Resources, Inc.†(a)	308	10,681
Intercontinental Exchange, Inc.†	303	21,974
Invesco Ltd. (Bermuda)†	226	7,234
Moody’s Corp.†	81	13,065
Nasdaq, Inc.†	93	8,018
S&P Global, Inc.	38	7,260
T Rowe Price Group, Inc.†	137	14,792

		141,401

Energy — 6.3%
Andeavor†	86	8,648
Apache Corp.†(a)	191	7,350
Cabot Oil & Gas Corp.	256	6,139
ConocoPhillips†	678	40,199
Hess Corp.†	175	8,858
Marathon Petroleum Corp.†	271	19,813
Phillips 66†	280	26,858
TechnipFMC PLC (United Kingdom)†	259	7,628
Valero Energy Corp.†	258	23,935

		149,428

Food & Staples Retailing — 3.5%
CVS Health Corp.	281	17,481
Kroger Co. (The)†	484	11,587
Sysco Corp.†	16	959
Walgreens Boots Alliance, Inc.†	255	16,695

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walmart, Inc.†	415	$36,923

		83,645

Food, Beverage & Tobacco — 7.8%
Altria Group, Inc.†	719	44,808
Campbell Soup Co.†	71	3,075
Coca-Cola Co. (The)†	160	6,949
Conagra Brands, Inc.	161	5,938
Dr Pepper Snapple Group, Inc.†	97	11,483
General Mills, Inc.	318	14,329
Hershey Co. (The)†	117	11,578
JM Smucker Co. (The)	12	1,488
Kraft Heinz Co. (The)†	405	25,227
PepsiCo, Inc.†	275	30,016
Philip Morris International, Inc.	142	14,115
Tyson Foods, Inc., Class A†	205	15,004

		184,010

Health Care Equipment & Services — 6.3%
Abbott Laboratories†	289	17,317
Aetna, Inc.	151	25,519
AmerisourceBergen Corp.†	32	2,759
Cigna Corp.†	147	24,658
Envision Healthcare Corp.(a)*	66	2,536
Express Scripts Holding Co.†*	307	21,208
Humana, Inc.†	82	22,044
Laboratory Corp. of America Holdings†*	61	9,867
Quest Diagnostics, Inc.†	75	7,522
UnitedHealth Group, Inc.†	47	10,058
Varian Medical Systems, Inc.†*	52	6,378

		149,866

Household & Personal Products — 4.3%
Church & Dwight Co., Inc.†	103	5,187
Estee Lauder Cos., Inc. (The), Class A†	208	31,142
Kimberly-Clark Corp.†	105	11,564
Procter & Gamble Co. (The)†	682	54,069

		101,962

Insurance — 3.8%
Aflac, Inc.	125	5,470
Allstate Corp. (The)	70	6,636
Aon PLC (United Kingdom)†	137	19,225
Hartford Financial Services Group, Inc. (The)	113	5,822

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Marsh & McLennan Cos., Inc.†	283	$23,373
Progressive Corp. (The)†	323	19,680
Torchmark Corp.	63	5,303
Travelers Cos., Inc. (The)	35	4,860

		90,369

Materials — 5.8%
Avery Dennison Corp.†	49	5,206
Eastman Chemical Co.†	80	8,446
Ecolab, Inc.	1	137
Freeport-McMoRan, Inc.†	805	14,144
International Flavors & Fragrances, Inc.	40	5,476
International Paper Co.†	230	12,289
LyondellBasell Industries NV, Class A (Netherlands)†	220	23,250
Monsanto Co.†	246	28,706
PPG Industries, Inc.†	141	15,736
Sealed Air Corp.	100	4,279
Sherwin-Williams Co. (The)†	52	20,390

		138,059

Media — 3.6%
CBS Corp., Class B, non-voting shares†	224	11,511
Discovery, Inc., Class A†(a)*	316	6,772
Interpublic Group of Cos., Inc. (The)†	215	4,951
News Corp., Class A†	325	5,135
Omnicom Group, Inc.†	128	9,302
Time Warner, Inc.†	434	41,048
Viacom, Inc., Class B†	223	6,926

		85,645

Pharmaceuticals, Biotechnology & Life Sciences — 15.4%
AbbVie, Inc.†	484	45,811
Amgen, Inc.†	223	38,017
Biogen, Inc.†*	117	32,037
Bristol-Myers Squibb Co.†	40	2,530
Celgene Corp.†*	421	37,557
Gilead Sciences, Inc.†	441	33,247
Johnson & Johnson†	417	53,439
Merck & Co., Inc.†	881	47,988
Pfizer, Inc.†	1,494	53,022
Zoetis, Inc.†	270	22,548

		366,196

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 1.7%
Alexandria Real Estate Equities, Inc., REIT†(a)	52	$6,494
AvalonBay Communities, Inc., REIT	4	658
CBRE Group, Inc., Class A*	189	8,925
Equity Residential, REIT	116	7,148
Mid-America Apartment Communities, Inc., REIT	25	2,281
Weyerhaeuser Co., REIT†	421	14,735

		40,241

Retailing — 5.6%
Advance Auto Parts, Inc.	41	4,861
Amazon.com, Inc.*	1	1,447
AutoZone, Inc.†*	2	1,297
Best Buy Co., Inc.†	38	2,660
Booking Holdings, Inc.†*	22	45,769
Dollar Tree, Inc.†*	6	569
Foot Locker, Inc.	70	3,188
Home Depot, Inc. (The)†	204	36,361
Kohl’s Corp.†	92	6,027
Nordstrom, Inc.	3	145
O’Reilly Automotive, Inc.†*	9	2,226
Ross Stores, Inc.†	213	16,610
Target Corp.†	101	7,012
Tiffany & Co.	7	684
Tractor Supply Co.	58	3,655

		132,511

Semiconductors & Semiconductor Equipment — 3.3%
Intel Corp.†	181	9,426
Micron Technology, Inc.†*	688	35,872
QUALCOMM, Inc.	6	332
Texas Instruments, Inc.†	322	33,453

		79,083

Software & Services — 5.4%
Accenture PLC, Class A (Ireland)†	224	34,384
Alliance Data Systems Corp.	30	6,386
CA, Inc.†	229	7,763
Citrix Systems, Inc.†*	26	2,413
DXC Technology Co.†	158	15,884
Fidelity National Information Services, Inc.	82	7,897
International Business Machines Corp.†	267	40,966

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Paychex, Inc.†	199	$12,256

		127,949

Technology Hardware & Equipment — 6.3%
Apple, Inc.†	316	53,018
Cisco Systems, Inc.†	639	27,407
F5 Networks, Inc.†*	3	434
Hewlett Packard Enterprise Co.†	849	14,891
HP, Inc.†	915	20,057
Juniper Networks, Inc.†	119	2,895
Motorola Solutions, Inc.†	90	9,477
NetApp, Inc.†	149	9,192
Seagate Technology PLC (Ireland)†	158	9,246
Western Digital Corp.†	20	1,845
Xerox Corp.	4	115

		148,577

Telecommunication Services — 1.7%
Verizon Communications, Inc.†	847	40,503

Transportation — 0.9%
Expeditors International of Washington, Inc.	98	6,203
Norfolk Southern Corp.	8	1,086
Union Pacific Corp.†	111	14,922

		22,211

Utilities — 2.0%
Duke Energy Corp.†	56	4,338
FirstEnergy Corp.†	248	8,434
NextEra Energy, Inc.†	89	14,536
NRG Energy, Inc.†	177	5,404
Southern Co. (The)†	333	14,872

		47,584

TOTAL COMMON STOCKS (Cost $2,508,634)		2,653,295

TOTAL LONG POSITIONS - 111.7%		2,653,295

(Cost $2,508,634)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (51.1)%
COMMON STOCKS — (51.1)%
Automobiles & Components — (0.5)%
Ford Motor Co.	(1,004)	$(11,124)
Harley-Davidson, Inc.	(42)	(1,801)

		(12,925)

Banks — (2.9)%
Citizens Financial Group, Inc.	(125)	(5,248)
Comerica, Inc.	(19)	(1,823)
Fifth Third Bancorp.	(176)	(5,588)
Huntington Bancshares, Inc.	(272)	(4,107)
KeyCorp.	(271)	(5,298)
M&T Bank Corp.	(17)	(3,134)
Regions Financial Corp.	(298)	(5,537)
SunTrust Banks, Inc.	(120)	(8,165)
SVB Financial Group*	(12)	(2,880)
US Bancorp	(272)	(13,736)
Wells Fargo & Co.	(196)	(10,272)
Zions Bancorporation	(50)	(2,636)

		(68,424)

Capital Goods — (1.0)%
Fastenal Co.	(73)	(3,985)
Fluor Corp.	(2)	(114)
Jacobs Engineering Group, Inc.	(35)	(2,070)
Parker-Hannifin Corp.	(32)	(5,473)
Quanta Services, Inc.*	(39)	(1,340)
Rockwell Automation, Inc.	(33)	(5,749)
Textron, Inc.	(6)	(354)
United Rentals, Inc.*	(22)	(3,800)

		(22,885)

Commercial & Professional Services — (0.4)%
Equifax, Inc.	(31)	(3,652)
IHS Markit Ltd. (Bermuda)*	(100)	(4,824)
Stericycle, Inc.*	(23)	(1,346)

		(9,822)

Consumer Durables & Apparel — (1.5)%
Mohawk Industries, Inc.*	(19)	(4,412)
NIKE, Inc., Class B	(328)	(21,792)
PVH Corp.	(17)	(2,574)
Tapestry, Inc.	(72)	(3,788)
Under Armour, Inc., Class C*	(45)	(646)
Whirlpool Corp.	(18)	(2,756)

		(35,968)

Consumer Services — (2.2)%
Carnival Corp. (Panama)	(181)	(11,870)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Chipotle Mexican Grill, Inc.*	(8)	$(2,585)
Darden Restaurants, Inc.	(20)	(1,705)
MGM Resorts International	(144)	(5,043)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(58)	(3,072)
Royal Caribbean Cruises Ltd. (Liberia)	(15)	(1,766)
Starbucks Corp.	(355)	(20,551)
Wynn Resorts Ltd.	(26)	(4,741)

		(51,333)

Diversified Financials — (2.0)%
Affiliated Managers Group, Inc.	(14)	(2,654)
Ameriprise Financial, Inc.	(32)	(4,734)
Capital One Financial Corp.	(44)	(4,216)
Goldman Sachs Group, Inc. (The)	(86)	(21,660)
Leucadia National Corp.	(91)	(2,068)
Morgan Stanley	(69)	(3,723)
Navient Corp.	(67)	(879)
Raymond James Financial, Inc.	(3)	(268)
Synchrony Financial	(195)	(6,538)

		(46,740)

Energy — (3.5)%
Anadarko Petroleum Corp.	(134)	(8,095)
Chevron Corp.	(4)	(456)
Cimarex Energy Co.	(24)	(2,244)
Concho Resources, Inc.*	(37)	(5,562)
Devon Energy Corp.	(132)	(4,196)
EOG Resources, Inc.	(143)	(15,054)
EQT Corp.	(66)	(3,136)
Halliburton Co.	(133)	(6,243)
Helmerich & Payne, Inc.	(29)	(1,930)
Kinder Morgan, Inc.	(576)	(8,675)
Newfield Exploration Co.*	(50)	(1,221)
Occidental Petroleum Corp.	(116)	(7,535)
ONEOK, Inc.	(98)	(5,578)
Pioneer Natural Resources Co.	(43)	(7,387)
Range Resources Corp.	(62)	(901)
Williams Cos., Inc. (The)	(208)	(5,171)

		(83,384)

Food & Staples Retailing — (0.7)%
Costco Wholesale Corp.	(89)	(16,770)

Food, Beverage & Tobacco — (2.1)%
Archer-Daniels-Midland Co.	(140)	(6,072)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Brown-Forman Corp., Class B	(118)	$(6,419)
Constellation Brands, Inc., Class A	(32)	(7,293)
Hormel Foods Corp.	(12)	(412)
Kellogg Co.	(88)	(5,721)
Mondelez International, Inc., Class A	(377)	(15,732)
Monster Beverage Corp.*	(144)	(8,238)

		(49,887)

Health Care Equipment & Services — (4.3)%
Align Technology, Inc.*	(20)	(5,023)
Anthem, Inc.	(35)	(7,690)
Becton Dickinson and Co.	(68)	(14,736)
Boston Scientific Corp.*	(347)	(9,480)
Cardinal Health, Inc.	(79)	(4,952)
Centene Corp.*	(44)	(4,702)
Cerner Corp.*	(87)	(5,046)
Cooper Cos., Inc. (The)	(13)	(2,975)
DaVita, Inc.*	(46)	(3,033)
DENTSPLY SIRONA, Inc.	(58)	(2,918)
Edwards Lifesciences Corp.*	(38)	(5,302)
HCA Healthcare, Inc.	(89)	(8,633)
Henry Schein, Inc.*	(39)	(2,621)
Hologic, Inc.*	(69)	(2,578)
IDEXX Laboratories, Inc.*	(22)	(4,211)
Intuitive Surgical, Inc.*	(5)	(2,064)
McKesson Corp.	(52)	(7,325)
ResMed, Inc.	(37)	(3,643)
Stryker Corp.	(1)	(161)
Zimmer Biomet Holdings, Inc.	(51)	(5,561)

		(102,654)

Household & Personal Products — (0.3)%
Clorox Co. (The)	(33)	(4,393)
Coty, Inc., Class A	(189)	(3,459)

		(7,852)

Insurance — (1.7)%
American International Group, Inc.	(218)	(11,864)
Assurant, Inc.	(14)	(1,280)
Chubb Ltd. (Switzerland)	(36)	(4,924)
Cincinnati Financial Corp.	(42)	(3,119)
Everest Re Group Ltd. (Bermuda)	(3)	(771)
Lincoln National Corp.	(56)	(4,091)
Principal Financial Group, Inc.	(74)	(4,507)
Unum Group	(59)	(2,809)
Willis Towers Watson PLC (Ireland)	(34)	(5,174)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
XL Group Ltd. (Bermuda)	(46)	$(2,542)

		(41,081)

Materials — (2.4)%
Air Products & Chemicals, Inc.	(6)	(954)
Albemarle Corp.	(28)	(2,597)
CF Industries Holdings, Inc.	(58)	(2,188)
DowDuPont, Inc.	(383)	(24,401)
FMC Corp.	(34)	(2,603)
Martin Marietta Materials, Inc.	(15)	(3,110)
Mosaic Co. (The)	(91)	(2,209)
Newmont Mining Corp.	(135)	(5,274)
Nucor Corp.	(81)	(4,948)
Vulcan Materials Co.	(35)	(3,996)
WestRock Co.	(60)	(3,850)

		(56,130)

Media — (2.7)%
Charter Communications, Inc., Class A*	(49)	(15,250)
Comcast Corp., Class A	(255)	(8,713)
DISH Network Corp., Class A*	(113)	(4,282)
Twenty-First Century Fox, Inc., Class A	(468)	(17,171)
Walt Disney Co. (The)	(196)	(19,686)

		(65,102)

Pharmaceuticals, Biotechnology & Life Sciences — (3.0)%
Agilent Technologies, Inc.	(3)	(201)
Alexion Pharmaceuticals, Inc.*	(56)	(6,242)
Allergan PLC (Ireland)	(2)	(337)
Illumina, Inc.*	(37)	(8,748)
Incyte Corp.*	(55)	(4,583)
IQVIA Holdings, Inc.*	(59)	(5,789)
Mettler-Toledo International, Inc.*	(7)	(4,025)
Mylan NV (Netherlands)*	(131)	(5,393)
Nektar Therapeutics*	(40)	(4,250)
PerkinElmer, Inc.	(28)	(2,120)
Perrigo Co. PLC (Ireland)	(36)	(3,000)
Regeneron Pharmaceuticals, Inc.*	(25)	(8,609)
Thermo Fisher Scientific, Inc.	(32)	(6,607)
Vertex Pharmaceuticals, Inc.*	(65)	(10,594)

		(70,498)

Real Estate — (4.1)%
American Tower Corp., REIT	(108)	(15,697)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Apartment Investment & Management Co., Class A, REIT	(40)	$(1,630)
Boston Properties, Inc., REIT	(40)	(4,929)
Crown Castle International Corp., REIT	(102)	(11,180)
Equinix, Inc., REIT	(19)	(7,945)
Extra Space Storage, Inc., REIT	(32)	(2,796)
Federal Realty Investment Trust, REIT	(19)	(2,206)
GGP, Inc., REIT	(242)	(4,951)
HCP, Inc., REIT	(71)	(1,649)
Host Hotels & Resorts, Inc., REIT	(187)	(3,486)
Iron Mountain, Inc., REIT	(71)	(2,333)
Kimco Realty Corp., REIT	(108)	(1,555)
Macerich Co. (The), REIT	(36)	(2,017)
Public Storage, REIT	(44)	(8,817)
SBA Communications Corp., REIT*	(31)	(5,299)
Simon Property Group, Inc., REIT	(79)	(12,194)
SL Green Realty Corp., REIT	(24)	(2,324)
UDR, Inc., REIT	(68)	(2,422)
Vornado Realty Trust, REIT	(49)	(3,298)

		(96,728)

Retailing — (3.0)%
CarMax, Inc.*	(46)	(2,849)
Dollar General Corp.	(69)	(6,455)
Expedia Group, Inc.	(40)	(4,416)
Gap, Inc. (The)	(99)	(3,089)
Genuine Parts Co.	(37)	(3,324)
L Brands, Inc.	(65)	(2,484)
LKQ Corp.*	(78)	(2,960)
Lowe’s Cos., Inc.	(210)	(18,428)
Macy’s, Inc.	(78)	(2,320)
Netflix, Inc.*	(83)	(24,514)
TripAdvisor, Inc.*	(38)	(1,554)

		(72,393)

Semiconductors & Semiconductor Equipment — (2.1)%
Broadcom Ltd. (Singapore)	(61)	(14,375)
Microchip Technology, Inc.	(66)	(6,030)
NVIDIA Corp.	(107)	(24,780)
Xilinx, Inc.	(65)	(4,696)

		(49,881)

Software & Services — (4.8)%
Activision Blizzard, Inc.	(191)	(12,885)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Adobe Systems, Inc.*	(13)	$(2,809)
Akamai Technologies, Inc.*	(43)	(3,052)
ANSYS, Inc.*	(22)	(3,447)
Autodesk, Inc.*	(55)	(6,907)
Automatic Data Processing, Inc.	(112)	(12,710)
Cadence Design Systems, Inc.*	(72)	(2,647)
Electronic Arts, Inc.*	(77)	(9,336)
Facebook, Inc., Class A*	(2)	(320)
Global Payments, Inc.	(41)	(4,572)
Intuit, Inc.	(65)	(11,268)
PayPal Holdings, Inc.*	(106)	(8,042)
Red Hat, Inc.*	(33)	(4,934)
salesforce.com, Inc.*	(130)	(15,119)
Symantec Corp.	(158)	(4,084)
Synopsys, Inc.*	(38)	(3,163)
Take-Two Interactive Software, Inc.*	(26)	(2,542)
VeriSign, Inc.*	(34)	(4,031)
Western Union Co. (The)	(116)	(2,231)

		(114,099)

Technology Hardware & Equipment — (0.8)%
Corning, Inc.	(226)	(6,301)
TE Connectivity Ltd. (Switzerland)	(119)	(11,888)

		(18,189)

Telecommunication Services — (0.2)%
CenturyLink, Inc.	(270)	(4,436)

Transportation — (2.7)%
American Airlines Group, Inc.	(120)	(6,235)
CSX Corp.	(224)	(12,479)
FedEx Corp.	(67)	(16,087)
JB Hunt Transport Services, Inc.	(28)	(3,280)
Southwest Airlines Co.	(149)	(8,535)
United Continental Holdings, Inc.*	(73)	(5,071)
United Parcel Service, Inc., Class B	(114)	(11,931)

		(63,618)

Utilities — (2.2)%
Ameren Corp.	(55)	(3,115)
American Electric Power Co., Inc.	(124)	(8,505)
American Water Works Co., Inc.	(45)	(3,696)
Entergy Corp.	(45)	(3,545)
Eversource Energy	(79)	(4,655)
NiSource, Inc.	(85)	(2,032)
PG&E Corp.	(129)	(5,667)
PPL Corp.	(87)	(2,461)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Public Service Enterprise Group, Inc.	(127)	$(6,380)
Sempra Energy	(63)	(7,007)
WEC Energy Group, Inc.	(79)	(4,953)

		(52,016)

TOTAL COMMON STOCK (Proceeds $1,227,244)		(1,212,815)

TOTAL SECURITES SOLD SHORT - (51.1)%		(1,212,815)

(Proceeds $1,227,244)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.4%		935,710

NET ASSETS - 100.0%		$2,376,190

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 184.5%
COMMON STOCKS — 184.5%
Automobiles & Components — 2.4%
Aptiv PLC (Jersey)†	2,972	$252,531
BorgWarner, Inc.†(a)	2,346	117,840
General Motors Co.†	6,789	246,712
Goodyear Tire & Rubber Co. (The)	2,672	71,022

		688,105

Capital Goods — 26.6%
3M Co.	661	145,103
Acuity Brands, Inc.(a)	449	62,496
AMETEK, Inc.†	2,572	195,395
Arconic, Inc.	1,775	40,896
Boeing Co. (The)†	2,569	842,324
Caterpillar, Inc.†	3,591	529,242
Cummins, Inc.†	1,839	298,084
Deere & Co.	2,063	320,425
Dover Corp.†	1,763	173,162
Emerson Electric Co.†	7,058	482,061
Flowserve Corp.(a)	950	41,164
Fortune Brands Home & Security, Inc.	1,691	99,583
General Dynamics Corp.†	3,305	730,074
Harris Corp.†	1,237	199,503
Honeywell International, Inc.†	4,856	701,741
Illinois Tool Works, Inc.	1,951	305,644
Ingersoll-Rand PLC (Ireland)†	2,079	177,775
Johnson Controls International PLC (Ireland)	116	4,088
L3 Technologies, Inc.	809	168,272
Masco Corp.†	3,464	140,084
Pentair PLC (Ireland)(a)	1,819	123,928
Raytheon Co.†	3,206	691,919
Rockwell Collins, Inc.	300	40,455
Snap-on, Inc.(a)	630	92,950
Stanley Black & Decker, Inc.	1,715	262,738
TransDigm Group, Inc.(a)	73	22,407
United Technologies Corp.†	3,391	426,656
WW Grainger, Inc.(a)	626	176,701
Xylem, Inc.†	2,002	153,994

		7,648,864

Commercial & Professional Services — 0.7%
Cintas Corp.†	373	63,626
Nielsen Holdings PLC (United Kingdom)(a)	3,961	125,920
Republic Services, Inc.	8	530

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Robert Half International, Inc.†	310	$17,946

		208,022

Consumer Durables & Apparel — 2.8%
Hanesbrands, Inc.(a)	4,007	73,809
Mattel, Inc.(a)	3,826	50,312
Michael Kors Holdings Ltd. (British Virgin Islands)†*	1,767	109,695
Newell Brands, Inc.(a)	5,400	137,592
Ralph Lauren Corp.(a)	905	101,179
VF Corp.†	4,406	326,573

		799,160

Consumer Services — 6.2%
Hilton Worldwide Holdings, Inc.†	3,479	274,006
Marriott International, Inc., Class A†	3,572	485,721
McDonald’s Corp.†	3,502	547,643
Royal Caribbean Cruises Ltd. (Liberia)†	251	29,553
Wyndham Worldwide Corp.	1,111	127,132
Yum! Brands, Inc.†	3,828	325,878

		1,789,933

Diversified Financials — 10.7%
American Express Co.	1,833	170,982
Berkshire Hathaway, Inc., Class B†*	1,179	235,187
BlackRock, Inc.†	1,792	970,762
Franklin Resources, Inc.(b)	6,148	213,213
Intercontinental Exchange, Inc.†	5,529	400,963
Invesco Ltd. (Bermuda)†	4,529	144,973
Moody’s Corp.†	1,621	261,467
Nasdaq, Inc.†	1,863	160,628
S&P Global, Inc.†	1,248	238,443
T Rowe Price Group, Inc.(b)	2,728	294,542

		3,091,160

Energy — 10.2%
Andeavor(b)	1,707	171,656
Apache Corp.(a)	4,239	163,117
Cabot Oil & Gas Corp.	5,126	122,921
ConocoPhillips†(b)	13,109	777,233
Hess Corp.(a)	3,507	177,524
Marathon Petroleum Corp.†(b)	5,409	395,452
Phillips 66†(b)	5,587	535,905
TechnipFMC PLC (United Kingdom)†	5,197	153,052
Valero Energy Corp.†	4,829	447,986

		2,944,846

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 6.1%
CVS Health Corp.†	5,166	$321,377
Kroger Co. (The)†	9,682	231,787
Sysco Corp.†	1,666	99,893
Walgreens Boots Alliance, Inc.†	5,932	388,368
Walmart, Inc.†	8,029	714,340

		1,755,765

Food, Beverage & Tobacco — 10.6%
Altria Group, Inc.†	13,730	855,654
Campbell Soup Co.(a)	659	28,541
Coca-Cola Co. (The)†	1,647	71,529
Conagra Brands, Inc.	1,696	62,548
Dr Pepper Snapple Group, Inc.†	810	95,888
General Mills, Inc.	6,345	285,906
Hershey Co. (The)	2,346	232,160
JM Smucker Co. (The)(a)	49	6,076
Kraft Heinz Co. (The)	6,370	396,787
McCormick & Co., Inc., non-voting shares(a)	430	45,748
PepsiCo, Inc.†	4,392	479,387
Philip Morris International, Inc.	1,878	186,673
Tyson Foods, Inc., Class A(b)	4,096	299,786

		3,046,683

Health Care Equipment & Services — 9.9%
Abbott Laboratories†	5,946	356,284
Aetna, Inc.†	2,348	396,812
AmerisourceBergen Corp.(b)	562	48,450
Anthem, Inc.†	32	7,030
Centene Corp.†*	4	427
Cigna Corp.†	2,703	453,401
Envision Healthcare Corp.(a)*	1,011	38,853
Express Scripts Holding Co.†*	6,133	423,668
Humana, Inc.†	1,528	410,772
Laboratory Corp. of America Holdings†*	1,150	186,012
Quest Diagnostics, Inc.†	1,500	150,450
UnitedHealth Group, Inc.†	1,187	254,018
Varian Medical Systems, Inc.†*	966	118,480

		2,844,657

Household & Personal Products — 6.0%
Church & Dwight Co., Inc.	450	22,662
Estee Lauder Cos., Inc. (The), Class A†(b)	4,092	612,654
Kimberly-Clark Corp.†	1,191	131,165

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Procter & Gamble Co. (The)†	11,998	$951,201

		1,717,682

Insurance — 5.8%
Aflac, Inc.	1,199	52,468
Allstate Corp. (The)	1,153	109,304
Aon PLC (United Kingdom)†	2,755	386,609
Hartford Financial Services Group, Inc. (The)	1,573	81,041
Marsh & McLennan Cos., Inc.(b)	5,662	467,625
Progressive Corp. (The)†	6,473	394,400
Torchmark Corp.	1,275	107,317
Travelers Cos., Inc. (The)	471	65,403

		1,664,167

Materials — 9.7%
Air Products & Chemicals, Inc.†	459	72,995
Avery Dennison Corp.	981	104,231
Eastman Chemical Co.†(a)	1,591	167,978
Freeport-McMoRan, Inc.†	16,114	283,123
International Flavors & Fragrances, Inc.	459	62,842
International Paper Co.†	4,596	245,564
LyondellBasell Industries NV, Class A (Netherlands)†	4,391	464,041
Monsanto Co.†	4,905	572,364
PPG Industries, Inc.†	2,802	312,703
Praxair, Inc.	26	3,752
Sealed Air Corp.(a)	1,973	84,425
Sherwin-Williams Co. (The)†	1,044	409,373

		2,783,391

Media — 6.2%
CBS Corp., Class B, non-voting shares†	4,484	230,433
Discovery, Inc., Class A(a)*	6,321	135,459
Interpublic Group of Cos., Inc. (The)(a)	4,264	98,200
News Corp., Class A†	6,486	102,479
Omnicom Group, Inc.(a)	2,560	186,035
Time Warner, Inc.†	8,681	821,049
Twenty-First Century Fox, Inc., Class A(b)	2,059	75,545
Viacom, Inc., Class B†	4,479	139,118

		1,788,318

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 25.5%
AbbVie, Inc.†(b)	9,900	$937,035
Amgen, Inc.†	4,802	818,645
Biogen, Inc.†*	2,352	644,025
Bristol-Myers Squibb Co.†	158	9,994
Celgene Corp.†*	8,430	752,040
Gilead Sciences, Inc.†(a)	9,333	703,615
Johnson & Johnson†(b)	8,283	1,061,466
Merck & Co., Inc.†	16,548	901,370
Pfizer, Inc.†	29,818	1,058,241
Waters Corp.*	31	6,158
Zoetis, Inc.†	5,410	451,789

		7,344,378

Real Estate — 2.2%
Alexandria Real Estate Equities, Inc., REIT†(a)	626	78,181
CBRE Group, Inc., Class A*	3,778	178,397
Equity Residential, REIT	1,021	62,914
Mid-America Apartment Communities, Inc., REIT	167	15,237
Weyerhaeuser Co., REIT(b)	8,405	294,175

		628,904

Retailing — 8.1%
Advance Auto Parts, Inc.(a)	819	97,092
Amazon.com, Inc.*	10	14,473
Best Buy Co., Inc.(a)	747	52,283
Booking Holdings, Inc.(b)*	397	825,915
Dollar Tree, Inc.†*	372	35,303
Foot Locker, Inc.(a)	1,322	60,204
Gap, Inc. (The)(a)	326	10,171
Home Depot, Inc. (The)†	2,945	524,917
Kohl’s Corp.(a)	1,802	118,049
Nordstrom, Inc.(a)	83	4,018
O’Reilly Automotive, Inc.†*	777	192,214
Ross Stores, Inc.†	2,830	220,683
Target Corp.†	1,468	101,923
Tiffany & Co.	62	6,055
Tractor Supply Co.	1,264	79,657

		2,342,957

Semiconductors & Semiconductor Equipment — 7.1%
Applied Materials, Inc.†	2,151	119,617
Intel Corp.†	5,562	289,669
Lam Research Corp.	217	44,086
Micron Technology, Inc.†(b)*	14,172	738,928

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
QUALCOMM, Inc.	1,201	$66,547
Texas Instruments, Inc.†	7,596	789,148

		2,047,995

Software & Services — 8.7%
Accenture PLC, Class A (Ireland)†	4,341	666,344
Alliance Data Systems Corp.†	616	131,122
CA, Inc.†	4,587	155,499
Citrix Systems, Inc.†*	53	4,918
DXC Technology Co.†	3,177	319,384
eBay, Inc.†*	433	17,424
Fidelity National Information Services, Inc.	1,217	117,197
International Business Machines Corp.†	5,535	849,235
Paychex, Inc.(a)	3,497	215,380
Total System Services, Inc.†	56	4,831
Visa, Inc., Class A(a)	117	13,996

		2,495,330

Technology Hardware & Equipment — 10.8%
Apple, Inc.†	6,303	1,057,517
Cisco Systems, Inc.†	15,814	678,262
F5 Networks, Inc.†*	388	56,109
FLIR Systems, Inc.†	1	50
Hewlett Packard Enterprise Co.†	13,330	233,808
HP, Inc.†	18,062	395,919
Juniper Networks, Inc.†	4,004	97,417
Motorola Solutions, Inc.†	1,794	188,908
NetApp, Inc.†	2,982	183,960
Seagate Technology PLC (Ireland)	3,171	185,567
TE Connectivity Ltd. (Switzerland)	2	200
Western Digital Corp.†	299	27,589
Xerox Corp.	197	5,670

		3,110,976

Telecommunication Services — 2.8%
Verizon Communications, Inc.†	16,820	804,332

Transportation — 2.6%
Expeditors International of Washington, Inc.†	1,962	124,195
Norfolk Southern Corp.†	1,732	235,171
Union Pacific Corp.†	2,921	392,670

		752,036

Utilities — 2.8%
Duke Energy Corp.†	728	56,398

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
FirstEnergy Corp.†(a)	4,957	$168,588
NextEra Energy, Inc.†	1,639	267,698
NRG Energy, Inc.†	3,526	107,649
Southern Co. (The)(a)	4,808	214,725

		815,058

TOTAL COMMON STOCKS (Cost $50,338,760)		53,112,719

TOTAL LONG POSITIONS - 184.5%		53,112,719

(Cost $50,338,760)

SHORT POSITIONS — (86.2)%
COMMON STOCKS — (86.2)%
Automobiles & Components — (0.9)%
Ford Motor Co.	(20,551)	(227,705)
Harley-Davidson, Inc.	(870)	(37,306)

		(265,011)

Banks — (4.8)%
Citizens Financial Group, Inc.	(2,540)	(106,629)
Comerica, Inc.	(279)	(26,764)
Fifth Third Bancorp	(3,590)	(113,982)
Huntington Bancshares, Inc.	(5,547)	(83,760)
KeyCorp	(5,531)	(108,131)
M&T Bank Corp.	(424)	(78,169)
Regions Financial Corp.	(6,081)	(112,985)
SunTrust Banks, Inc.	(2,437)	(165,813)
SVB Financial Group*	(83)	(19,921)
US Bancorp	(5,925)	(299,212)
Wells Fargo & Co.	(4,069)	(213,256)
Zions Bancorporation	(1,022)	(53,890)

		(1,382,512)

Capital Goods — (1.9)%
Fastenal Co.	(1,488)	(81,230)
Fluor Corp.	(345)	(19,741)
Fortive Corp.	(237)	(18,372)
Jacobs Engineering Group, Inc.	(732)	(43,298)
Lockheed Martin Corp.	(1)	(338)
Northrop Grumman Corp.	(41)	(14,314)
Parker-Hannifin Corp.	(646)	(110,485)
Quanta Services, Inc.*	(795)	(27,308)
Rockwell Automation, Inc.	(662)	(115,320)
Textron, Inc.	(648)	(38,213)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Rentals, Inc.*	(436)	$(75,310)

		(543,929)

Commercial & Professional Services — (1.0)%
Equifax, Inc.	(622)	(73,278)
IHS Markit Ltd. (Bermuda)*	(2,059)	(99,326)
Stericycle, Inc.*	(470)	(27,509)
Waste Management, Inc.	(962)	(80,923)

		(281,036)

Consumer Durables & Apparel — (2.7)%
Mohawk Industries, Inc.*	(386)	(89,637)
NIKE, Inc., Class B	(7,431)	(493,716)
PVH Corp.	(387)	(58,603)
Tapestry, Inc.	(1,473)	(77,495)
Under Armour, Inc., Class C*	(275)	(3,946)
Whirlpool Corp.	(368)	(56,344)

		(779,741)

Consumer Services — (3.2)%
Carnival Corp. (Panama)	(2,067)	(135,554)
Chipotle Mexican Grill, Inc.*	(144)	(46,528)
Darden Restaurants, Inc.	(625)	(53,281)
MGM Resorts International	(2,929)	(102,574)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(1,183)	(62,664)
Starbucks Corp.	(7,282)	(421,555)
Wynn Resorts Ltd.	(532)	(97,016)

		(919,172)

Diversified Financials — (3.1)%
Affiliated Managers Group, Inc.	(286)	(54,220)
Ameriprise Financial, Inc.	(604)	(89,356)
Capital One Financial Corp.	(937)	(89,783)
Goldman Sachs Group, Inc. (The)	(1,680)	(423,125)
Leucadia National Corp.	(1,843)	(41,891)
Morgan Stanley	(987)	(53,259)
Navient Corp.	(1,360)	(17,843)
Synchrony Financial	(3,987)	(133,684)

		(903,161)

Energy — (6.3)%
Anadarko Petroleum Corp.	(2,746)	(165,886)
Chevron Corp.	(175)	(19,957)
Cimarex Energy Co.	(493)	(46,096)
Concho Resources, Inc.*	(772)	(116,055)
Devon Energy Corp.	(2,716)	(86,342)
EOG Resources, Inc.	(2,972)	(312,862)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
EQT Corp.	(1,367)	$(64,946)
Halliburton Co.	(2,995)	(140,585)
Helmerich & Payne, Inc.	(563)	(37,473)
Kinder Morgan, Inc.	(11,771)	(177,271)
Newfield Exploration Co.*	(1,033)	(25,226)
Occidental Petroleum Corp.	(3,339)	(216,901)
ONEOK, Inc.	(2,010)	(114,409)
Pioneer Natural Resources Co.	(880)	(151,166)
Range Resources Corp.	(1,283)	(18,655)
Williams Cos., Inc. (The)	(4,273)	(106,227)

		(1,800,057)

Food & Staples Retailing — (1.4)%
Costco Wholesale Corp.	(2,091)	(394,007)

Food, Beverage & Tobacco — (3.8)%
Archer-Daniels-Midland Co.	(2,881)	(124,949)
Brown-Forman Corp., Class B	(2,486)	(135,238)
Constellation Brands, Inc., Class A	(875)	(199,430)
Hormel Foods Corp.	(668)	(22,926)
Kellogg Co.	(1,788)	(116,238)
Mondelez International, Inc., Class A	(7,699)	(321,279)
Monster Beverage Corp.*	(2,930)	(167,625)

		(1,087,685)

Health Care Equipment & Services — (6.7)%
Align Technology, Inc.*	(414)	(103,968)
Becton Dickinson and Co.	(1,377)	(298,396)
Boston Scientific Corp.*	(7,105)	(194,109)
Cardinal Health, Inc.	(1,629)	(102,106)
Cerner Corp.*	(1,772)	(102,776)
Cooper Cos., Inc. (The)	(253)	(57,889)
DaVita, Inc.*	(943)	(62,181)
DENTSPLY SIRONA, Inc.	(1,174)	(59,064)
Edwards Lifesciences Corp.*	(998)	(139,241)
HCA Healthcare, Inc.	(1,811)	(175,667)
Henry Schein, Inc.*	(796)	(53,499)
Hologic, Inc.*	(1,428)	(53,350)
IDEXX Laboratories, Inc.*	(450)	(86,126)
Intuitive Surgical, Inc.*	(156)	(64,401)
McKesson Corp.	(1,065)	(150,027)
ResMed, Inc.	(739)	(72,769)
Stryker Corp.	(275)	(44,253)
Zimmer Biomet Holdings, Inc.	(1,048)	(114,274)

		(1,934,096)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (0.6)%
Clorox Co. (The)	(669)	$(89,051)
Colgate-Palmolive Co.	(107)	(7,670)
Coty, Inc., Class A	(3,879)	(70,986)

		(167,707)

Insurance — (3.3)%
American International Group, Inc.	(4,652)	(253,162)
Assurant, Inc.	(272)	(24,864)
Brighthouse Financial, Inc.*	(20)	(1,028)
Chubb Ltd. (Switzerland)	(1,113)	(152,225)
Cincinnati Financial Corp.	(848)	(62,972)
Everest Re Group Ltd. (Bermuda)	(184)	(47,255)
Lincoln National Corp.	(1,129)	(82,485)
Principal Financial Group, Inc.	(1,496)	(91,121)
Unum Group	(1,152)	(54,847)
Willis Towers Watson PLC (Ireland)	(684)	(104,098)
XL Group Ltd. (Bermuda)	(1,325)	(73,220)

		(947,277)

Materials — (4.1)%
Albemarle Corp.	(571)	(52,955)
Ball Corp.	(1,426)	(56,626)
CF Industries Holdings, Inc.	(1,203)	(45,389)
DowDuPont, Inc.	(7,846)	(499,869)
FMC Corp.	(694)	(53,140)
Martin Marietta Materials, Inc.	(325)	(67,372)
Mosaic Co. (The)	(1,816)	(44,092)
Newmont Mining Corp.	(2,758)	(107,755)
Nucor Corp.	(1,645)	(100,493)
Vulcan Materials Co.	(684)	(78,092)
WestRock Co.	(1,259)	(80,790)

		(1,186,573)

Media — (3.7)%
Charter Communications, Inc., Class A*	(1,002)	(311,842)
Comcast Corp., Class A	(6,229)	(212,845)
DISH Network Corp., Class A*	(2,414)	(91,466)
Walt Disney Co. (The)	(4,567)	(458,709)

		(1,074,862)

Pharmaceuticals, Biotechnology & Life Sciences — (5.6)%
Agilent Technologies, Inc.	(403)	(26,961)
Alexion Pharmaceuticals, Inc.*	(1,150)	(128,179)
Allergan PLC (Ireland)	(355)	(59,743)
Illumina, Inc.*	(760)	(179,679)
Incyte Corp.*	(1,127)	(93,913)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
IQVIA Holdings, Inc.*	(1,187)	$(116,457)
Mettler-Toledo International, Inc.*	(133)	(76,479)
Mylan NV (Netherlands)*	(2,681)	(110,377)
Nektar Therapeutics*	(825)	(87,664)
PerkinElmer, Inc.	(571)	(43,236)
Perrigo Co. PLC (Ireland)	(729)	(60,755)
Regeneron Pharmaceuticals, Inc.*	(636)	(219,013)
Thermo Fisher Scientific, Inc.	(884)	(182,511)
Vertex Pharmaceuticals, Inc.*	(1,337)	(217,904)

		(1,602,871)

Real Estate — (7.4)%
American Tower Corp., REIT	(2,220)	(322,655)
Apartment Investment & Management Co., Class A, REIT	(814)	(33,170)
Boston Properties, Inc., REIT	(799)	(98,453)
Crown Castle International Corp., REIT	(2,101)	(230,291)
Digital Realty Trust, Inc., REIT	(520)	(54,798)
Duke Realty Corp., REIT	(949)	(25,130)
Equinix, Inc., REIT	(408)	(170,601)
Essex Property Trust, Inc., REIT	(167)	(40,194)
Extra Space Storage, Inc., REIT	(652)	(56,959)
Federal Realty Investment Trust, REIT	(379)	(44,006)
GGP, Inc., REIT	(4,950)	(101,277)
HCP, Inc., REIT	(2,429)	(56,426)
Host Hotels & Resorts, Inc., REIT	(3,824)	(71,279)
Iron Mountain, Inc., REIT	(1,464)	(48,107)
Kimco Realty Corp., REIT	(2,203)	(31,723)
Macerich Co. (The), REIT	(729)	(40,839)
Prologis, Inc., REIT	(74)	(4,661)
Public Storage, REIT	(900)	(180,351)
SBA Communications Corp., REIT*	(602)	(102,894)
Simon Property Group, Inc., REIT	(1,609)	(248,349)
SL Green Realty Corp., REIT	(481)	(46,575)
UDR, Inc., REIT	(1,386)	(49,369)
Vornado Realty Trust, REIT	(983)	(66,156)
Welltower, Inc., REIT	(64)	(3,484)

		(2,127,747)

Retailing — (4.7)%
CarMax, Inc.*	(938)	(58,100)
Dollar General Corp.	(1,399)	(130,876)
Expedia Group, Inc.	(816)	(90,095)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Genuine Parts Co.	(758)	$(68,099)
L Brands, Inc.	(342)	(13,068)
LKQ Corp.*	(1,599)	(60,682)
Lowe’s Cos., Inc.	(4,293)	(376,711)
Macy’s, Inc.	(1,574)	(46,811)
Netflix, Inc.*	(1,567)	(462,813)
TripAdvisor, Inc.*	(718)	(29,359)

		(1,336,614)

Semiconductors & Semiconductor Equipment — (3.4)%
Broadcom Ltd. (Singapore)	(1,316)	(310,115)
Microchip Technology, Inc.	(1,352)	(123,519)
NVIDIA Corp.	(1,949)	(451,369)
Xilinx, Inc.	(1,318)	(95,212)

		(980,215)

Software & Services — (8.4)%
Activision Blizzard, Inc.	(3,918)	(264,308)
Adobe Systems, Inc.*	(338)	(73,035)
Akamai Technologies, Inc.*	(879)	(62,391)
ANSYS, Inc.*	(436)	(68,317)
Autodesk, Inc.*	(1,129)	(141,780)
Automatic Data Processing, Inc.	(2,291)	(259,983)
Cadence Design Systems, Inc.*	(1,461)	(53,721)
Electronic Arts, Inc.*	(1,588)	(192,529)
Facebook, Inc., Class A*	(109)	(17,417)
Global Payments, Inc.	(823)	(91,781)
Intuit, Inc.	(1,324)	(229,515)
PayPal Holdings, Inc.*	(2,349)	(178,219)
Red Hat, Inc.*	(856)	(127,981)
salesforce.com, Inc.*	(2,893)	(336,456)
Symantec Corp.	(3,215)	(83,108)
Synopsys, Inc.*	(771)	(64,178)
Take-Two Interactive Software, Inc.*	(548)	(53,583)
VeriSign, Inc.*	(694)	(82,281)
Western Union Co. (The)	(2,375)	(45,671)

		(2,426,254)

Technology Hardware & Equipment — (0.4)%
Corning, Inc.	(4,438)	(123,731)

Telecommunication Services — (0.3)%
CenturyLink, Inc.	(5,531)	(90,874)

Transportation — (4.7)%
American Airlines Group, Inc.	(2,468)	(128,237)
CSX Corp.	(4,603)	(256,433)
FedEx Corp.	(1,382)	(331,832)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
JB Hunt Transport Services, Inc.	(567)	$(66,424)
Southwest Airlines Co.	(3,044)	(174,360)
United Continental Holdings, Inc.*	(1,484)	(103,093)
United Parcel Service, Inc., Class B	(2,868)	(300,165)

		(1,360,544)

Utilities — (3.8)%
Ameren Corp.	(1,137)	(64,388)
American Electric Power Co., Inc.	(2,545)	(174,562)
American Water Works Co., Inc.	(923)	(75,806)
CMS Energy Corp.	(322)	(14,583)
Entergy Corp.	(933)	(73,502)
Eversource Energy	(1,639)	(96,570)
NiSource, Inc.	(1,743)	(41,675)
PG&E Corp.	(2,664)	(117,030)
PPL Corp.	(1,996)	(56,467)
Public Service Enterprise Group, Inc.	(2,612)	(131,227)
Sempra Energy	(1,300)	(144,586)
WEC Energy Group, Inc.	(1,632)	(102,326)

		(1,092,722)

TOTAL COMMON STOCK (Proceeds $25,150,150)		(24,808,398)

TOTAL SECURITIES SOLD SHORT - (86.2)%		(24,808,398)

(Proceeds $25,150,150)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		476,360

NET ASSETS - 100.0%		$28,780,681

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 139.2%
COMMON STOCKS — 139.2%
Automobiles & Components — 1.7%
Aptiv PLC (Jersey)†	204	$17,334
BorgWarner, Inc.	160	8,037
General Motors Co.†	414	15,045
Goodyear Tire & Rubber Co. (The)	183	4,864

		45,280

Capital Goods — 19.2%
3M Co.	37	8,122
Acuity Brands, Inc.(a)	31	4,315
AMETEK, Inc.†	176	13,371
Boeing Co. (The)†	166	54,428
Caterpillar, Inc.†	183	26,971
Cummins, Inc.†	126	20,423
Deere & Co.†	104	16,153
Dover Corp.†	120	11,786
Emerson Electric Co.†	483	32,989
Flowserve Corp.(a)	97	4,203
Fortune Brands Home & Security, Inc.	116	6,831
General Dynamics Corp.†	227	50,144
Harris Corp.†	89	14,354
Honeywell International, Inc.†	330	47,689
Illinois Tool Works, Inc.†	139	21,776
Ingersoll-Rand PLC (Ireland)†	128	10,945
Johnson Controls International PLC (Ireland)	7	247
L3 Technologies, Inc.†	59	12,272
Masco Corp.	238	9,625
Pentair PLC (Ireland)	134	9,129
Raytheon Co.†	220	47,480
Rockwell Collins, Inc.	9	1,214
Snap-on, Inc.	43	6,344
Stanley Black & Decker, Inc.†	118	18,078
United Technologies Corp.†	231	29,064
WW Grainger, Inc.†(a)	44	12,420
Xylem, Inc.†	137	10,538

		500,911

Commercial & Professional Services — 0.3%
Nielsen Holdings PLC (United Kingdom)	271	8,615
Robert Half International, Inc.†	2	116
Waste Management, Inc.†	2	168

		8,899

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 2.1%
Hanesbrands, Inc.(a)	276	$5,084
Mattel, Inc.(a)	262	3,445
Michael Kors Holdings Ltd. (British Virgin Islands)*	122	7,574
Newell Brands, Inc.(a)	370	9,428
Ralph Lauren Corp.†	62	6,932
VF Corp.†	301	22,310

		54,773

Consumer Services — 4.3%
Hilton Worldwide Holdings, Inc.†	232	18,272
Marriott International, Inc., Class A†	143	19,445
McDonald’s Corp.†	271	42,379
Wyndham Worldwide Corp.†	76	8,697
Yum! Brands, Inc.†	262	22,304

		111,097

Diversified Financials — 8.0%
American Express Co.	93	8,675
Berkshire Hathaway, Inc., Class B†*	85	16,956
BlackRock, Inc.†	122	66,090
Franklin Resources, Inc.†(a)	422	14,635
Intercontinental Exchange, Inc.†	444	32,199
Invesco Ltd. (Bermuda)	310	9,923
Moody’s Corp.†	114	18,388
Nasdaq, Inc.†	127	10,950
S&P Global, Inc.†	62	11,846
T Rowe Price Group, Inc.†	187	20,190

		209,852

Energy — 7.7%
Andeavor†	116	11,665
Apache Corp.†(a)	284	10,928
Cabot Oil & Gas Corp.	351	8,417
ConocoPhillips†	906	53,717
Hess Corp.†	240	12,149
Marathon Petroleum Corp.†	371	27,124
Phillips 66†	384	36,833
TechnipFMC PLC (United Kingdom)†	356	10,484
Valero Energy Corp.†	332	30,800

		202,117

Food & Staples Retailing — 4.7%
CVS Health Corp.†	396	24,635
Kroger Co. (The)†	663	15,872
Sysco Corp.†	112	6,716
Walgreens Boots Alliance, Inc.†	367	24,027

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walmart, Inc.†	578	$51,425

		122,675

Food, Beverage & Tobacco — 9.2%
Altria Group, Inc.†	1,026	63,941
Campbell Soup Co.(a)	99	4,288
Coca-Cola Co. (The)†	238	10,336
Conagra Brands, Inc.	179	6,602
Dr Pepper Snapple Group, Inc.†	89	10,536
General Mills, Inc.†	435	19,601
Hershey Co. (The)†	160	15,834
JM Smucker Co. (The)	28	3,472
Kraft Heinz Co. (The)†	551	34,322
McCormick & Co., Inc., non-voting shares	3	319
PepsiCo, Inc.†	368	40,168
Philip Morris International, Inc.	110	10,934
Tyson Foods, Inc., Class A†	281	20,566

		240,919

Health Care Equipment & Services — 7.6%
Abbott Laboratories†	320	19,174
Aetna, Inc.†	202	34,138
AmerisourceBergen Corp.†	55	4,742
Cigna Corp.†	187	31,367
Envision Healthcare Corp.(a)*	87	3,343
Express Scripts Holding Co.†*	429	29,635
Humana, Inc.†	109	29,302
Laboratory Corp. of America Holdings†*	79	12,778
Quest Diagnostics, Inc.†	103	10,331
UnitedHealth Group, Inc.†	71	15,194
Varian Medical Systems, Inc.*	67	8,218

		198,222

Household & Personal Products — 4.9%
Church & Dwight Co., Inc.	33	1,662
Estee Lauder Cos., Inc. (The), Class A†	277	41,472
Kimberly-Clark Corp.†	130	14,317
Procter & Gamble Co. (The)†	893	70,797

		128,248

Insurance — 4.7%
Aflac, Inc.	206	9,015
Allstate Corp. (The)	101	9,575
Aon PLC (United Kingdom)†	188	26,382

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Hartford Financial Services Group, Inc. (The)	98	$5,049
Marsh & McLennan Cos., Inc.†	388	32,045
Progressive Corp. (The)†	443	26,992
Torchmark Corp.	87	7,323
Travelers Cos., Inc. (The)	44	6,110

		122,491

Materials — 7.3%
Avery Dennison Corp.	68	7,225
Eastman Chemical Co.†	109	11,508
Ecolab, Inc.	17	2,330
Freeport-McMoRan, Inc.†	1,103	19,380
International Flavors & Fragrances, Inc.	54	7,393
International Paper Co.†	315	16,830
LyondellBasell Industries NV, Class A (Netherlands)†	301	31,810
Monsanto Co.†	336	39,208
PPG Industries, Inc.†	194	21,650
Praxair, Inc.	1	144
Sealed Air Corp.	137	5,862
Sherwin-Williams Co. (The)†	71	27,841

		191,181

Media — 4.6%
CBS Corp., Class B, non-voting shares†	305	15,674
Discovery, Inc., Class A†(a)*	433	9,279
Interpublic Group of Cos., Inc. (The)	294	6,771
News Corp., Class A†	445	7,031
Omnicom Group, Inc.†	175	12,717
Time Warner, Inc.†	595	56,275
Twenty-First Century Fox, Inc., Class A†	54	1,981
Viacom, Inc., Class B	306	9,504

		119,232

Pharmaceuticals, Biotechnology & Life Sciences — 19.8%
AbbVie, Inc.†	665	62,942
Amgen, Inc.†	349	59,498
Biogen, Inc.†*	161	44,085
Bristol-Myers Squibb Co.	29	1,834
Celgene Corp.†*	576	51,385
Gilead Sciences, Inc.†	701	52,849
Johnson & Johnson†	574	73,558
Merck & Co., Inc.†	1,202	65,473

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Pfizer, Inc.†	2,066	$73,322
Waters Corp.*	1	199
Zoetis, Inc.†	370	30,899

		516,044

Real Estate — 1.6%
Alexandria Real Estate Equities, Inc., REIT(a)	20	2,498
AvalonBay Communities, Inc., REIT	1	164
CBRE Group, Inc., Class A†*	259	12,230
Equity Residential, REIT	121	7,456
Mid-America Apartment Communities, Inc., REIT	3	274
Weyerhaeuser Co., REIT†	576	20,160

		42,782

Retailing — 7.1%
Advance Auto Parts, Inc.	56	6,639
Amazon.com, Inc.*	1	1,447
AutoZone, Inc.†*	2	1,297
Best Buy Co., Inc.†	66	4,619
Booking Holdings, Inc.†*	28	58,251
Dollar Tree, Inc.*	16	1,518
Foot Locker, Inc.	95	4,326
Gap, Inc. (The)(a)	74	2,309
Home Depot, Inc. (The)†	285	50,798
Kohl’s Corp.	127	8,320
Nordstrom, Inc.	2	97
O’Reilly Automotive, Inc.†*	18	4,453
Ross Stores, Inc.†	284	22,146
Target Corp.†	165	11,456
Tiffany & Co.	18	1,758
Tractor Supply Co.	91	5,735

		185,169

Semiconductors & Semiconductor Equipment — 4.6%
Applied Materials, Inc.†	3	167
Intel Corp.†	249	12,968
KLA-Tencor Corp.†	2	218
Micron Technology, Inc.†*	960	50,055
QUALCOMM, Inc.	112	6,206
Texas Instruments, Inc.†	490	50,906

		120,520

Software & Services — 6.7%
Accenture PLC, Class A (Ireland)†	290	44,515

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Alliance Data Systems Corp.	42	$8,940
CA, Inc.†	314	10,645
Citrix Systems, Inc.*	7	650
DXC Technology Co.†	217	21,815
Fidelity National Information Services, Inc.†	138	13,289
International Business Machines Corp.†	389	59,684
Paychex, Inc.†	259	15,952

		175,490

Technology Hardware & Equipment — 8.4%
Apple, Inc.†	432	72,481
Cisco Systems, Inc.†	1,104	47,351
F5 Networks, Inc.†*	33	4,772
Hewlett Packard Enterprise Co.†	1,197	20,995
HP, Inc.†	1,246	27,312
Juniper Networks, Inc.†	277	6,739
Motorola Solutions, Inc.†	123	12,952
NetApp, Inc.†	204	12,585
Seagate Technology PLC (Ireland)†	217	12,699
Xerox Corp.	56	1,612

		219,498

Telecommunication Services — 2.2%
Verizon Communications, Inc.†	1,176	56,236

Transportation — 1.4%
Expeditors International of Washington, Inc.	134	8,482
Norfolk Southern Corp.	25	3,394
Union Pacific Corp.†	184	24,735

		36,611

Utilities — 1.1%
FirstEnergy Corp.†	339	11,529
NextEra Energy, Inc.	36	5,880
NRG Energy, Inc.†	242	7,388
Southern Co. (The)	96	4,287

		29,084

TOTAL COMMON STOCKS (Cost $3,449,609)		3,637,331

TOTAL LONG POSITIONS - 139.2% (Cost $3,449,609)		3,637,331

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (40.2)%
COMMON STOCKS — (40.2)%
Automobiles & Components — (0.4)%
Ford Motor Co.	(871)	$(9,651)
Harley-Davidson, Inc.	(36)	(1,544)

		(11,195)

Banks — (2.3)%
Citizens Financial Group, Inc.	(108)	(4,534)
Comerica, Inc.	(7)	(672)
Fifth Third Bancorp.	(153)	(4,858)
Huntington Bancshares, Inc.	(236)	(3,564)
KeyCorp.	(235)	(4,594)
M&T Bank Corp.	(19)	(3,503)
Regions Financial Corp.	(258)	(4,794)
SunTrust Banks, Inc.	(104)	(7,076)
SVB Financial Group*	(3)	(720)
US Bancorp	(264)	(13,332)
Wells Fargo & Co.	(195)	(10,220)
Zions Bancorporation	(44)	(2,320)

		(60,187)

Capital Goods — (0.8)%
Fastenal Co.	(63)	(3,439)
Fluor Corp.	(29)	(1,659)
Jacobs Engineering Group, Inc.	(31)	(1,834)
Northrop Grumman Corp.	(4)	(1,396)
Parker-Hannifin Corp.	(20)	(3,421)
Quanta Services, Inc.*	(34)	(1,168)
Rockwell Automation, Inc.	(29)	(5,052)
Textron, Inc.	(19)	(1,120)
United Rentals, Inc.*	(18)	(3,109)

		(22,198)

Commercial & Professional Services — (0.3)%
Equifax, Inc.	(27)	(3,181)
IHS Markit Ltd. (Bermuda)*	(87)	(4,197)
Stericycle, Inc.*	(20)	(1,171)

		(8,549)

Consumer Durables & Apparel — (1.3)%
Mohawk Industries, Inc.*	(17)	(3,948)
NIKE, Inc., Class B	(313)	(20,796)
PVH Corp.	(14)	(2,120)
Tapestry, Inc.	(62)	(3,262)
Under Armour, Inc., Class C*	(42)	(603)
Whirlpool Corp.	(16)	(2,450)

		(33,179)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (1.7)%
Carnival Corp. (Panama)	(157)	$(10,296)
Chipotle Mexican Grill, Inc.*	(7)	(2,262)
Darden Restaurants, Inc.	(21)	(1,790)
MGM Resorts International	(124)	(4,342)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(51)	(2,701)
Royal Caribbean Cruises Ltd. (Liberia)	(22)	(2,590)
Starbucks Corp.	(308)	(17,830)
Wynn Resorts Ltd.	(22)	(4,012)

		(45,823)

Diversified Financials — (1.5)%
Affiliated Managers Group, Inc.	(13)	(2,465)
Ameriprise Financial, Inc.	(31)	(4,586)
Capital One Financial Corp.	(29)	(2,779)
Goldman Sachs Group, Inc. (The)	(76)	(19,141)
Leucadia National Corp.	(79)	(1,796)
Morgan Stanley	(30)	(1,619)
Navient Corp.	(57)	(748)
Synchrony Financial	(170)	(5,700)

		(38,834)

Energy — (2.8)%
Anadarko Petroleum Corp.	(116)	(7,007)
Chevron Corp.	(3)	(342)
Cimarex Energy Co.	(20)	(1,870)
Concho Resources, Inc.*	(32)	(4,811)
Devon Energy Corp.	(115)	(3,656)
EOG Resources, Inc.	(121)	(12,737)
EQT Corp.	(57)	(2,708)
Halliburton Co.	(99)	(4,647)
Helmerich & Payne, Inc.	(24)	(1,597)
Kinder Morgan, Inc.	(499)	(7,515)
Newfield Exploration Co.*	(44)	(1,074)
Occidental Petroleum Corp.	(117)	(7,600)
ONEOK, Inc.	(85)	(4,838)
Pioneer Natural Resources Co.	(37)	(6,356)
Range Resources Corp.	(54)	(785)
Williams Cos., Inc. (The)	(181)	(4,500)

		(72,043)

Food & Staples Retailing — (0.6)%
Costco Wholesale Corp.	(84)	(15,828)

Food, Beverage & Tobacco — (1.7)%
Archer-Daniels-Midland Co.	(122)	(5,291)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Brown-Forman Corp., Class B	(106)	$(5,766)
Constellation Brands, Inc., Class A	(30)	(6,838)
Hormel Foods Corp.	(58)	(1,991)
Kellogg Co.	(76)	(4,941)
Mondelez International, Inc., Class A	(327)	(13,645)
Monster Beverage Corp.*	(124)	(7,094)

		(45,566)

Health Care Equipment & Services — (3.6)%
Align Technology, Inc.*	(18)	(4,520)
Anthem, Inc.	(43)	(9,447)
Becton Dickinson and Co.	(58)	(12,569)
Boston Scientific Corp.*	(301)	(8,223)
Cardinal Health, Inc.	(69)	(4,325)
Centene Corp.*	(38)	(4,061)
Cerner Corp.*	(75)	(4,350)
Cooper Cos., Inc. (The)	(11)	(2,517)
DaVita, Inc.*	(40)	(2,638)
DENTSPLY SIRONA, Inc.	(50)	(2,516)
Edwards Lifesciences Corp.*	(39)	(5,441)
HCA Healthcare, Inc.	(76)	(7,372)
Henry Schein, Inc.*	(34)	(2,285)
Hologic, Inc.*	(60)	(2,242)
IDEXX Laboratories, Inc.*	(19)	(3,636)
Intuitive Surgical, Inc.*	(3)	(1,238)
McKesson Corp.	(45)	(6,339)
Medtronic PLC (Ireland)	(4)	(321)
ResMed, Inc.	(31)	(3,053)
Stryker Corp.	(7)	(1,126)
Zimmer Biomet Holdings, Inc.	(44)	(4,798)

		(93,017)

Household & Personal Products — (0.3)%
Clorox Co. (The)	(28)	(3,727)
Colgate-Palmolive Co.	(7)	(502)
Coty, Inc., Class A	(164)	(3,001)

		(7,230)

Insurance — (1.6)%
American International Group, Inc.	(198)	(10,775)
Assurant, Inc.	(12)	(1,097)
Brighthouse Financial, Inc.*	(4)	(206)
Chubb Ltd. (Switzerland)	(60)	(8,206)
Cincinnati Financial Corp.	(36)	(2,673)
Everest Re Group Ltd. (Bermuda)	(7)	(1,798)
Lincoln National Corp.	(48)	(3,507)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Principal Financial Group, Inc.	(64)	$(3,898)
Unum Group	(49)	(2,333)
Willis Towers Watson PLC (Ireland)	(29)	(4,414)
XL Group Ltd. (Bermuda)	(57)	(3,150)

		(42,057)

Materials — (1.9)%
Air Products & Chemicals, Inc.	(28)	(4,453)
Albemarle Corp.	(24)	(2,226)
Ball Corp.	(4)	(159)
CF Industries Holdings, Inc.	(51)	(1,924)
DowDuPont, Inc.	(330)	(21,024)
FMC Corp.	(30)	(2,297)
Martin Marietta Materials, Inc.	(13)	(2,695)
Mosaic Co. (The)	(77)	(1,870)
Newmont Mining Corp.	(116)	(4,532)
Nucor Corp.	(69)	(4,215)
Vulcan Materials Co.	(29)	(3,311)
WestRock Co.	(28)	(1,797)

		(50,503)

Media — (1.8)%
Charter Communications, Inc., Class A*	(42)	(13,071)
Comcast Corp., Class A	(277)	(9,465)
DISH Network Corp., Class A*	(103)	(3,903)
Walt Disney Co. (The)	(199)	(19,987)

		(46,426)

Pharmaceuticals, Biotechnology & Life Sciences — (2.4)%
Agilent Technologies, Inc.	(2)	(134)
Alexion Pharmaceuticals, Inc.*	(49)	(5,462)
Allergan PLC (Ireland)	(8)	(1,346)
Illumina, Inc.*	(32)	(7,565)
Incyte Corp.*	(47)	(3,917)
IQVIA Holdings, Inc.*	(46)	(4,513)
Mettler-Toledo International, Inc.*	(6)	(3,450)
Mylan NV (Netherlands)*	(116)	(4,776)
Nektar Therapeutics*	(34)	(3,613)
PerkinElmer, Inc.	(24)	(1,817)
Perrigo Co. PLC (Ireland)	(31)	(2,584)
Regeneron Pharmaceuticals, Inc.*	(23)	(7,920)
Thermo Fisher Scientific, Inc.	(28)	(5,781)
Vertex Pharmaceuticals, Inc.*	(56)	(9,126)

		(62,004)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (3.4)%
American Tower Corp., REIT	(94)	$(13,662)
Apartment Investment & Management Co., Class A, REIT	(35)	(1,426)
Boston Properties, Inc., REIT	(34)	(4,189)
Crown Castle International Corp., REIT	(89)	(9,755)
Digital Realty Trust, Inc., REIT	(3)	(316)
Duke Realty Corp., REIT	(2)	(53)
Equinix, Inc., REIT	(17)	(7,108)
Essex Property Trust, Inc., REIT	(4)	(963)
Extra Space Storage, Inc., REIT	(28)	(2,446)
Federal Realty Investment Trust, REIT	(17)	(1,974)
GGP, Inc., REIT	(209)	(4,276)
HCP, Inc., REIT	(103)	(2,393)
Host Hotels & Resorts, Inc., REIT	(162)	(3,020)
Iron Mountain, Inc., REIT	(62)	(2,037)
Kimco Realty Corp., REIT	(94)	(1,354)
Macerich Co. (The), REIT	(31)	(1,737)
Prologis, Inc., REIT	(7)	(441)
Public Storage, REIT	(39)	(7,815)
SBA Communications Corp., REIT*	(26)	(4,444)
Simon Property Group, Inc., REIT	(68)	(10,496)
SL Green Realty Corp., REIT	(21)	(2,033)
UDR, Inc., REIT	(59)	(2,102)
Vornado Realty Trust, REIT	(42)	(2,827)
Welltower, Inc., REIT	(14)	(762)

		(87,629)

Retailing — (2.2)%
CarMax, Inc.*	(40)	(2,478)
Dollar General Corp.	(60)	(5,613)
Expedia Group, Inc.	(35)	(3,864)
Genuine Parts Co.	(32)	(2,875)
L Brands, Inc.	(62)	(2,369)
LKQ Corp.*	(67)	(2,543)
Lowe’s Cos., Inc.	(182)	(15,970)
Macy’s, Inc.	(66)	(1,963)
Netflix, Inc.*	(60)	(17,721)
TJX Cos., Inc. (The)	(14)	(1,142)
TripAdvisor, Inc.*	(31)	(1,268)

		(57,806)

Semiconductors & Semiconductor Equipment — (1.5)%
Broadcom Ltd. (Singapore)	(48)	(11,311)
Microchip Technology, Inc.	(57)	(5,208)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NVIDIA Corp.	(77)	$(17,831)
Xilinx, Inc.	(55)	(3,973)

		(38,323)

Software & Services — (3.6)%
Activision Blizzard, Inc.	(166)	(11,198)
Adobe Systems, Inc.*	(6)	(1,296)
Akamai Technologies, Inc.*	(37)	(2,626)
ANSYS, Inc.*	(19)	(2,977)
Autodesk, Inc.*	(48)	(6,028)
Automatic Data Processing, Inc.	(98)	(11,121)
Cadence Design Systems, Inc.*	(62)	(2,280)
Electronic Arts, Inc.*	(67)	(8,123)
Global Payments, Inc.	(35)	(3,903)
Intuit, Inc.	(56)	(9,708)
PayPal Holdings, Inc.*	(75)	(5,690)
Red Hat, Inc.*	(27)	(4,037)
salesforce.com, Inc.*	(107)	(12,444)
Symantec Corp.	(136)	(3,516)
Synopsys, Inc.*	(33)	(2,747)
Take-Two Interactive Software, Inc.*	(23)	(2,249)
VeriSign, Inc.*	(30)	(3,557)
Western Union Co. (The)	(100)	(1,923)

		(95,423)

Technology Hardware & Equipment — (0.6)%
Corning, Inc.	(191)	(5,325)
TE Connectivity Ltd. (Switzerland)	(103)	(10,289)

		(15,614)

Telecommunication Services — (0.1)%
CenturyLink, Inc.	(234)	(3,845)

Transportation — (2.2)%
American Airlines Group, Inc.	(104)	(5,404)
CSX Corp.	(195)	(10,863)
FedEx Corp.	(59)	(14,166)
JB Hunt Transport Services, Inc.	(24)	(2,812)
Southwest Airlines Co.	(129)	(7,389)
United Continental Holdings, Inc.*	(63)	(4,377)
United Parcel Service, Inc., Class B	(111)	(11,617)

		(56,628)

Utilities — (1.6)%
Ameren Corp.	(33)	(1,869)
American Electric Power Co., Inc.	(107)	(7,339)
American Water Works Co., Inc.	(39)	(3,203)
Entergy Corp.	(39)	(3,072)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Eversource Energy	(68)	$(4,007)
NiSource, Inc.	(73)	(1,745)
PG&E Corp.	(106)	(4,657)
PPL Corp.	(10)	(283)
Public Service Enterprise Group, Inc.	(110)	(5,526)
Sempra Energy	(55)	(6,117)
WEC Energy Group, Inc.	(68)	(4,264)

		(42,082)

TOTAL COMMON STOCKS (Proceeds $1,068,439)		(1,051,989)

TOTAL SECURITES SOLD SHORT - (40.2)%		(1,051,989)

(Proceeds $1,068,439)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		27,300

NET ASSETS - 100.0%		$2,612,642

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 122.6%
COMMON STOCKS — 122.6%
Automobiles & Components — 1.5%
Aptiv PLC (Jersey)†	404	$34,328
BorgWarner, Inc.†	318	15,973
General Motors Co.†	780	28,345
Goodyear Tire & Rubber Co. (The)†	362	9,622

		88,268

Capital Goods — 18.1%
3M Co.†	119	26,123
Acuity Brands, Inc.†(a)	31	4,315
AMETEK, Inc.†	349	26,513
Arconic, Inc.†	133	3,064
Boeing Co. (The)†	356	116,725
Caterpillar, Inc.†	552	81,354
Cummins, Inc.†	250	40,522
Deere & Co.†	369	57,313
Dover Corp.†	239	23,474
Emerson Electric Co.†	958	65,431
Fastenal Co.†(a)	95	5,186
Flowserve Corp.(a)	73	3,163
Fortune Brands Home & Security, Inc.†	230	13,545
General Dynamics Corp.†	449	99,184
Harris Corp.†	105	16,934
Honeywell International, Inc.†	679	98,122
Illinois Tool Works, Inc.†	268	41,985
Ingersoll-Rand PLC (Ireland)†	232	19,838
Johnson Controls International PLC (Ireland)	12	423
L3 Technologies, Inc.†	87	18,096
Masco Corp.†	471	19,047
Pentair PLC (Ireland)†	210	14,307
Raytheon Co.†	436	94,097
Rockwell Collins, Inc.†	163	21,980
Snap-on, Inc.†	85	12,541
Stanley Black & Decker, Inc.†	233	35,696
TransDigm Group, Inc.†	19	5,832
United Technologies Corp.†	443	55,738
WW Grainger, Inc.†(a)	85	23,993
Xylem, Inc.†	272	20,922

		1,065,463

Commercial & Professional Services — 0.5%
Cintas Corp.†	26	4,435
Nielsen Holdings PLC (United Kingdom)†	537	17,071

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Republic Services, Inc.	10	$662
Robert Half International, Inc.†	36	2,084
Waste Management, Inc.†	41	3,449

		27,701

Consumer Durables & Apparel — 1.9%
Hanesbrands, Inc.†(a)	544	10,020
Mattel, Inc.(a)	519	6,825
Michael Kors Holdings Ltd. (British Virgin Islands)†*	236	14,651
Newell Brands, Inc.†(a)	734	18,702
PVH Corp.†	19	2,877
Ralph Lauren Corp.†	123	13,751
VF Corp.†	599	44,398

		111,224

Consumer Services — 3.1%
Hilton Worldwide Holdings, Inc.†	148	11,656
Marriott International, Inc., Class A†	336	45,689
McDonald’s Corp.†	391	61,145
Royal Caribbean Cruises Ltd. (Liberia)†	7	824
Wyndham Worldwide Corp.†	150	17,164
Yum! Brands, Inc.†	519	44,182

		180,660

Diversified Financials — 7.4%
American Express Co.†	318	29,663
Berkshire Hathaway, Inc., Class B†*	133	26,531
BlackRock, Inc.†	243	131,638
Franklin Resources, Inc.†(a)	835	28,958
Intercontinental Exchange, Inc.†	694	50,329
Invesco Ltd. (Bermuda)†	614	19,654
Moody’s Corp.†	288	46,454
Nasdaq, Inc.†	253	21,814
S&P Global, Inc.†	200	38,212
State Street Corp.	1	100
T Rowe Price Group, Inc.†	371	40,057

		433,410

Energy — 6.8%
Andeavor†	232	23,330
Apache Corp.†(a)	575	22,126
Cabot Oil & Gas Corp.†	696	16,690
ConocoPhillips†	1,778	105,418
Exxon Mobil Corp.	31	2,313
Hess Corp.†	476	24,095

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Petroleum Corp.†	735	$53,736
Phillips 66†	759	72,803
TechnipFMC PLC (United Kingdom)†	706	20,792
Valero Energy Corp.†	656	60,857

		402,160

Food & Staples Retailing — 3.8%
CVS Health Corp.†	776	48,275
Kroger Co. (The)†	1,314	31,457
Walgreens Boots Alliance, Inc.†	792	51,852
Walmart, Inc.†	1,040	92,529

		224,113

Food, Beverage & Tobacco — 7.0%
Altria Group, Inc.†	1,752	109,185
Conagra Brands, Inc.	276	10,179
Dr Pepper Snapple Group, Inc.†	172	20,361
General Mills, Inc.†	861	38,797
Hershey Co. (The)†	318	31,469
Kraft Heinz Co. (The)†	889	55,376
McCormick & Co., Inc., non-voting shares†	20	2,128
PepsiCo, Inc.†	565	61,670
Philip Morris International, Inc.†	438	43,537
Tyson Foods, Inc., Class A†	557	40,767

		413,469

Health Care Equipment & Services — 6.7%
Abbott Laboratories†	1,100	65,912
Aetna, Inc.†	302	51,038
AmerisourceBergen Corp.†	67	5,776
Anthem, Inc.†	64	14,061
Centene Corp.†*	42	4,489
Cigna Corp.†	367	61,561
Express Scripts Holding Co.†*	758	52,363
Humana, Inc.†	181	48,658
Laboratory Corp. of America Holdings†*	157	25,395
Quest Diagnostics, Inc.†	203	20,361
UnitedHealth Group, Inc.†	169	36,166
Varian Medical Systems, Inc.†*	83	10,180

		395,960

Household & Personal Products — 4.1%
Church & Dwight Co., Inc.†	179	9,014
Estee Lauder Cos., Inc. (The), Class A†	568	85,041

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.	178	$19,603
Procter & Gamble Co. (The)†	1,621	128,513

		242,171

Insurance — 4.0%
Aflac, Inc.	96	4,201
Allstate Corp. (The)†	177	16,780
Aon PLC (United Kingdom)†	374	52,483
Hartford Financial Services Group, Inc. (The)†	378	19,475
Marsh & McLennan Cos., Inc.†	769	63,512
Progressive Corp. (The)†	878	53,497
Torchmark Corp.†	173	14,561
Travelers Cos., Inc. (The)	79	10,970

		235,479

Materials — 6.5%
Air Products & Chemicals, Inc.†	96	15,267
Avery Dennison Corp.†	134	14,238
Eastman Chemical Co.†	216	22,805
Freeport-McMoRan, Inc.†*	2,187	38,426
International Flavors & Fragrances, Inc.	65	8,899
International Paper Co.†	624	33,340
LyondellBasell Industries NV, Class A (Netherlands)†	597	63,091
Monsanto Co.†	666	77,716
PPG Industries, Inc.†	380	42,408
Sealed Air Corp.†	255	10,911
Sherwin-Williams Co. (The)†	141	55,289

		382,390

Media — 4.3%
CBS Corp., Class B, non-voting shares†	608	31,245
Discovery, Inc., Class A†(a)*	858	18,387
Interpublic Group of Cos., Inc. (The)†	579	13,334
News Corp., Class A†	881	13,920
Omnicom Group, Inc.†	347	25,216
Time Warner, Inc.†	1,179	111,510
Twenty-First Century Fox, Inc., Class A†	588	21,574
Viacom, Inc., Class B†	608	18,884

		254,070

Pharmaceuticals, Biotechnology & Life Sciences — 16.7%
AbbVie, Inc.†	1,504	142,354

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Amgen, Inc.†	596	$101,606
Biogen, Inc.†*	319	87,349
Celgene Corp.†*	1,147	102,324
Gilead Sciences, Inc.†	1,158	87,302
Johnson & Johnson†	1,125	144,169
Merck & Co., Inc.†	2,121	115,531
Pfizer, Inc.†	3,934	139,618
Waters Corp.*	15	2,980
Zoetis, Inc.†	734	61,296

		984,529

Real Estate — 1.7%
Alexandria Real Estate Equities, Inc., REIT†(a)	140	17,485
CBRE Group, Inc., Class A†*	513	24,224
Equity Residential, REIT†	183	11,276
Mid-America Apartment Communities, Inc., REIT	96	8,759
Weyerhaeuser Co., REIT†	1,142	39,970

		101,714

Retailing — 4.5%
Advance Auto Parts, Inc.†	102	12,092
Amazon.com, Inc.*	2	2,895
AutoZone, Inc.†*	14	9,082
Best Buy Co., Inc.†	47	3,290
Booking Holdings, Inc.†*	47	97,778
Dollar Tree, Inc.†*	34	3,227
Foot Locker, Inc.†	3	137
Gap, Inc. (The)(a)	1	31
Home Depot, Inc. (The)†	350	62,384
Kohl’s Corp.†	217	14,216
O’Reilly Automotive, Inc.†*	63	15,585
Ross Stores, Inc.†	260	20,275
Target Corp.†	252	17,496
Tiffany & Co.	17	1,660
Tractor Supply Co.†	80	5,042

		265,190

Semiconductors & Semiconductor Equipment — 4.7%
Applied Materials, Inc.†	376	20,909
Intel Corp.†	364	18,957
KLA-Tencor Corp.†	38	4,142
Lam Research Corp.†	72	14,628
Micron Technology, Inc.†*	1,955	101,934

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
QUALCOMM, Inc.	57	$3,158
Texas Instruments, Inc.†	1,063	110,435

		274,163

Software & Services — 6.1%
Accenture PLC, Class A (Ireland)†	680	104,380
Alliance Data Systems Corp.†	83	17,667
CA, Inc.†	622	21,086
Citrix Systems, Inc.†*	6	557
DXC Technology Co.†	431	43,328
Fidelity National Information Services, Inc.†	130	12,519
International Business Machines Corp.†	685	105,100
Mastercard, Inc., Class A	9	1,576
Paychex, Inc.	515	31,719
Total System Services, Inc.†	9	776
Visa, Inc., Class A†	140	16,747

		355,455

Technology Hardware & Equipment — 6.7%
Amphenol Corp., Class A	2	172
Apple, Inc.†	856	143,620
Cisco Systems, Inc.†	1,930	82,778
F5 Networks, Inc.†*	22	3,181
Hewlett Packard Enterprise Co.†	1,752	30,730
HP, Inc.†	2,452	53,748
Juniper Networks, Inc.†	232	5,645
Motorola Solutions, Inc.†	244	25,693
NetApp, Inc.†	404	24,923
Seagate Technology PLC (Ireland)†	430	25,164
Western Digital Corp.†	2	185

		395,839

Telecommunication Services — 1.8%
Verizon Communications, Inc.†	2,152	102,909

Transportation — 1.4%
Alaska Air Group, Inc.	14	867
Expeditors International of Washington, Inc.†	266	16,838
Norfolk Southern Corp.†	183	24,848
Union Pacific Corp.†	272	36,565

		79,118

Utilities — 3.3%
Duke Energy Corp.†	369	28,586
FirstEnergy Corp.†	673	22,889

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NextEra Energy, Inc.†	410	$66,965
NRG Energy, Inc.†	479	14,624
Southern Co. (The)†	1,395	62,301

		195,365

TOTAL COMMON STOCKS (Cost $6,958,141)		7,210,820

TOTAL LONG POSITIONS - 122.6%		7,210,820

(Cost $6,958,141)

SHORT POSITIONS — (97.8)%
COMMON STOCKS — (97.8)%
Automobiles & Components — (1.1)%
Ford Motor Co.	(4,762)	(52,763)
Harley-Davidson, Inc.	(201)	(8,619)

		(61,382)

Banks — (4.9)%
Citizens Financial Group, Inc.	(589)	(24,726)
Comerica, Inc.	(89)	(8,538)
Fifth Third Bancorp	(832)	(26,416)
Huntington Bancshares, Inc.	(1,286)	(19,419)
KeyCorp	(1,282)	(25,063)
M&T Bank Corp.	(54)	(9,955)
Regions Financial Corp.	(1,410)	(26,198)
SunTrust Banks, Inc.	(545)	(37,082)
SVB Financial Group*	(37)	(8,880)
US Bancorp	(1,137)	(57,418)
Wells Fargo & Co.	(639)	(33,490)
Zions Bancorporation	(237)	(12,497)

		(289,682)

Capital Goods — (1.5)%
Fortive Corp.	(22)	(1,705)
Jacobs Engineering Group, Inc.	(169)	(9,996)
PACCAR, Inc.	(12)	(794)
Parker-Hannifin Corp.	(160)	(27,365)
Quanta Services, Inc.*	(184)	(6,320)
Rockwell Automation, Inc.	(154)	(26,827)
United Rentals, Inc.*	(101)	(17,446)

		(90,453)

Commercial & Professional Services — (0.8)%
Equifax, Inc.	(144)	(16,965)
IHS Markit Ltd. (Bermuda)*	(477)	(23,010)
Stericycle, Inc.*	(109)	(6,380)

		(46,355)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (2.6)%
Mohawk Industries, Inc.*	(90)	$(20,900)
NIKE, Inc., Class B	(1,552)	(103,115)
Tapestry, Inc.	(341)	(17,940)
Under Armour, Inc., Class C*	(9)	(129)
Whirlpool Corp.	(86)	(13,167)

		(155,251)

Consumer Services — (3.7)%
Carnival Corp. (Panama)	(563)	(36,922)
Chipotle Mexican Grill, Inc.*	(33)	(10,663)
Darden Restaurants, Inc.	(137)	(11,679)
MGM Resorts International	(678)	(23,744)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(274)	(14,514)
Starbucks Corp.	(1,687)	(97,660)
Wynn Resorts Ltd.	(123)	(22,430)

		(217,612)

Diversified Financials — (3.2)%
Affiliated Managers Group, Inc.	(67)	(12,702)
Ameriprise Financial, Inc.	(72)	(10,652)
Capital One Financial Corp.	(187)	(17,918)
Charles Schwab Corp. (The)	(51)	(2,663)
Goldman Sachs Group, Inc. (The)	(333)	(83,869)
Leucadia National Corp.	(423)	(9,615)
Morgan Stanley	(215)	(11,601)
Navient Corp.	(316)	(4,146)
Raymond James Financial, Inc.	(27)	(2,414)
Synchrony Financial	(924)	(30,982)

		(186,562)

Energy — (7.3)%
Anadarko Petroleum Corp.	(636)	(38,421)
Chevron Corp.	(68)	(7,755)
Cimarex Energy Co.	(114)	(10,659)
Concho Resources, Inc.*	(179)	(26,909)
Devon Energy Corp.	(629)	(19,996)
EOG Resources, Inc.	(693)	(72,952)
EQT Corp.	(316)	(15,013)
Halliburton Co.	(851)	(39,946)
Helmerich & Payne, Inc.	(130)	(8,653)
Kinder Morgan, Inc.	(2,727)	(41,069)
Newfield Exploration Co.*	(239)	(5,836)
Occidental Petroleum Corp.	(787)	(51,124)
ONEOK, Inc.	(465)	(26,468)
Pioneer Natural Resources Co.	(204)	(35,043)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Range Resources Corp.	(297)	$(4,318)
Williams Cos., Inc. (The)	(990)	(24,611)

		(428,773)

Food & Staples Retailing — (1.4)%
Costco Wholesale Corp.	(450)	(84,793)

Food, Beverage & Tobacco — (4.1)%
Archer-Daniels-Midland Co.	(667)	(28,928)
Brown-Forman Corp., Class B	(571)	(31,062)
Constellation Brands, Inc., Class A	(188)	(42,849)
Hormel Foods Corp.	(33)	(1,133)
Kellogg Co.	(357)	(23,209)
Mondelez International, Inc., Class A	(1,785)	(74,488)
Monster Beverage Corp.*	(679)	(38,846)

		(240,515)

Health Care Equipment & Services — (7.6)%
Align Technology, Inc.*	(95)	(23,857)
Becton Dickinson and Co.	(320)	(69,344)
Boston Scientific Corp.*	(1,646)	(44,969)
Cardinal Health, Inc.	(377)	(23,630)
Cerner Corp.*	(410)	(23,780)
Cooper Cos., Inc. (The)	(58)	(13,271)
DaVita, Inc.*	(218)	(14,375)
DENTSPLY SIRONA, Inc.	(272)	(13,684)
Edwards Lifesciences Corp.*	(228)	(31,811)
HCA Healthcare, Inc.	(419)	(40,643)
Henry Schein, Inc.*	(185)	(12,434)
Hologic, Inc.*	(331)	(12,366)
IDEXX Laboratories, Inc.*	(104)	(19,905)
Intuitive Surgical, Inc.*	(47)	(19,403)
McKesson Corp.	(246)	(34,654)
ResMed, Inc.	(172)	(16,937)
Stryker Corp.	(46)	(7,402)
Zimmer Biomet Holdings, Inc.	(242)	(26,388)

		(448,853)

Household & Personal Products — (0.6)%
Clorox Co. (The)	(155)	(20,632)
Coty, Inc., Class A	(898)	(16,433)

		(37,065)

Insurance — (3.2)%
American International Group, Inc.	(953)	(51,862)
Assurant, Inc.	(63)	(5,759)
Chubb Ltd. (Switzerland)	(95)	(12,993)
Cincinnati Financial Corp.	(197)	(14,629)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Everest Re Group Ltd. (Bermuda)	(38)	$(9,759)
Lincoln National Corp.	(262)	(19,142)
MetLife, Inc.	(46)	(2,111)
Principal Financial Group, Inc.	(336)	(20,466)
Unum Group	(267)	(12,712)
Willis Towers Watson PLC (Ireland)	(159)	(24,198)
XL Group Ltd. (Bermuda)	(235)	(12,986)

		(186,617)

Materials — (4.5)%
Albemarle Corp.	(132)	(12,242)
Ball Corp.	(122)	(4,845)
CF Industries Holdings, Inc.	(278)	(10,489)
DowDuPont, Inc.	(1,818)	(115,825)
FMC Corp.	(161)	(12,328)
Martin Marietta Materials, Inc.	(75)	(15,547)
Mosaic Co. (The)	(420)	(10,198)
Newmont Mining Corp.	(640)	(25,005)
Nucor Corp.	(382)	(23,336)
Vulcan Materials Co.	(158)	(18,039)
WestRock Co.	(292)	(18,738)

		(266,592)

Media — (3.7)%
Charter Communications, Inc., Class A*	(232)	(72,203)
Comcast Corp., Class A	(1,019)	(34,819)
DISH Network Corp., Class A*	(477)	(18,074)
Walt Disney Co. (The)	(891)	(89,492)

		(214,588)

Pharmaceuticals, Biotechnology & Life Sciences — (7.9)%
Agilent Technologies, Inc.	(95)	(6,355)
Alexion Pharmaceuticals, Inc.*	(266)	(29,648)
Allergan PLC (Ireland)	(58)	(9,761)
Bristol-Myers Squibb Co.	(1,526)	(96,519)
Illumina, Inc.*	(176)	(41,610)
Incyte Corp.*	(261)	(21,749)
IQVIA Holdings, Inc.*	(265)	(25,999)
Mettler-Toledo International, Inc.*	(31)	(17,826)
Mylan NV (Netherlands)*	(618)	(25,443)
Nektar Therapeutics*	(191)	(20,296)
PerkinElmer, Inc.	(133)	(10,071)
Perrigo Co. PLC (Ireland)	(169)	(14,084)
Regeneron Pharmaceuticals, Inc.*	(148)	(50,965)
Thermo Fisher Scientific, Inc.	(220)	(45,421)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Vertex Pharmaceuticals, Inc.*	(309)	$(50,361)

		(466,108)

Real Estate — (8.3)%
American Tower Corp., REIT	(514)	(74,705)
Apartment Investment & Management Co., Class A, REIT	(189)	(7,702)
Boston Properties, Inc., REIT	(186)	(22,919)
Crown Castle International Corp., REIT	(487)	(53,380)
Digital Realty Trust, Inc., REIT	(146)	(15,385)
Duke Realty Corp., REIT	(217)	(5,746)
Equinix, Inc., REIT	(94)	(39,305)
Essex Property Trust, Inc., REIT	(31)	(7,461)
Extra Space Storage, Inc., REIT	(152)	(13,279)
Federal Realty Investment Trust, REIT	(88)	(10,218)
GGP, Inc., REIT	(1,148)	(23,488)
HCP, Inc., REIT	(317)	(7,364)
Host Hotels & Resorts, Inc., REIT	(887)	(16,534)
Iron Mountain, Inc., REIT	(339)	(11,140)
Kimco Realty Corp., REIT	(511)	(7,358)
Macerich Co. (The), REIT	(169)	(9,467)
Public Storage, REIT	(209)	(41,882)
Regency Centers Corp., REIT	(2)	(118)
SBA Communications Corp., REIT*	(139)	(23,758)
Simon Property Group, Inc., REIT	(374)	(57,727)
SL Green Realty Corp., REIT	(112)	(10,845)
UDR, Inc., REIT	(322)	(11,470)
Vornado Realty Trust, REIT	(228)	(15,344)

		(486,595)

Retailing — (5.3)%
CarMax, Inc.*	(217)	(13,441)
Dollar General Corp.	(222)	(20,768)
Expedia Group, Inc.	(189)	(20,867)
Genuine Parts Co.	(175)	(15,722)
L Brands, Inc.	(87)	(3,324)
LKQ Corp.*	(370)	(14,041)
Lowe’s Cos., Inc.	(995)	(87,311)
Macy’s, Inc.	(21)	(625)
Netflix, Inc.*	(400)	(118,140)
Nordstrom, Inc.	(172)	(8,327)
TripAdvisor, Inc.*	(166)	(6,788)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ulta Beauty, Inc.*	(6)	$(1,226)

		(310,580)

Semiconductors & Semiconductor Equipment — (4.2)%
Broadcom Ltd. (Singapore)	(330)	(77,764)
Microchip Technology, Inc.	(313)	(28,596)
NVIDIA Corp.	(511)	(118,342)
Xilinx, Inc.	(305)	(22,033)

		(246,735)

Software & Services — (10.0)%
Activision Blizzard, Inc.	(908)	(61,254)
Adobe Systems, Inc.*	(111)	(23,985)
Akamai Technologies, Inc.*	(204)	(14,480)
ANSYS, Inc.*	(101)	(15,826)
Autodesk, Inc.*	(261)	(32,776)
Automatic Data Processing, Inc.	(531)	(60,258)
Cadence Design Systems, Inc.*	(339)	(12,465)
Electronic Arts, Inc.*	(368)	(44,616)
Facebook, Inc., Class A*	(106)	(16,938)
Global Payments, Inc.	(191)	(21,300)
Intuit, Inc.	(307)	(53,218)
PayPal Holdings, Inc.*	(641)	(48,633)
Red Hat, Inc.*	(208)	(31,098)
salesforce.com, Inc.*	(718)	(83,503)
Symantec Corp.	(745)	(19,258)
Synopsys, Inc.*	(179)	(14,900)
Take-Two Interactive Software, Inc.*	(127)	(12,418)
VeriSign, Inc.*	(103)	(12,212)
Western Union Co. (The)	(551)	(10,596)

		(589,734)

Technology Hardware & Equipment — (1.2)%
Corning, Inc.	(1,028)	(28,661)
TE Connectivity Ltd. (Switzerland)	(422)	(42,158)

		(70,819)

Telecommunication Services — (0.4)%
CenturyLink, Inc.	(1,281)	(21,047)

Transportation — (5.3)%
American Airlines Group, Inc.	(572)	(29,721)
CH Robinson Worldwide, Inc.	(1)	(94)
CSX Corp.	(1,066)	(59,387)
FedEx Corp.	(320)	(76,835)
JB Hunt Transport Services, Inc.	(131)	(15,347)
Southwest Airlines Co.	(705)	(40,382)
United Continental Holdings, Inc.*	(344)	(23,898)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B	(614)	$(64,261)

		(309,925)

Utilities — (5.0)%
Alliant Energy Corp.	(83)	(3,391)
Ameren Corp.	(291)	(16,479)
American Electric Power Co., Inc.	(589)	(40,400)
American Water Works Co., Inc.	(213)	(17,494)
CMS Energy Corp.	(337)	(15,263)
Dominion Energy, Inc.	(161)	(10,856)
DTE Energy Co.	(32)	(3,341)
Entergy Corp.	(216)	(17,016)
Eversource Energy	(379)	(22,331)
NiSource, Inc.	(404)	(9,660)
PG&E Corp.	(618)	(27,149)
PPL Corp.	(812)	(22,971)
Public Service Enterprise Group, Inc.	(605)	(30,395)
Sempra Energy	(301)	(33,477)
WEC Energy Group, Inc.	(378)	(23,701)

		(293,924)

TOTAL COMMON STOCK (Proceeds $5,826,274)		(5,750,560)

TOTAL SECURITES SOLD SHORT - (97.8)%		(5,750,560)

(Proceeds $5,826,274)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.2%		4,419,057

NET ASSETS - 100.0%		$5,879,317

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 154.3%
COMMON STOCKS — 154.3%
Automobiles & Components — 1.6%
Aptiv PLC (Jersey)†	174	$14,785
BorgWarner, Inc.	136	6,831
General Motors Co.†	363	13,191
Goodyear Tire & Rubber Co. (The)	157	4,173

		38,980

Banks — 2.9%
Bank of America Corp.†	653	19,583
BB&T Corp.	49	2,550
Citigroup, Inc.†	163	11,002
Citizens Financial Group, Inc.	31	1,301
Comerica, Inc.	8	767
Huntington Bancshares, Inc.†	15	226
JPMorgan Chase & Co.†	217	23,863
KeyCorp.†	3	59
People’s United Financial, Inc.	21	392
PNC Financial Services Group, Inc. (The)†	30	4,537
Wells Fargo & Co.†	141	7,390

		71,670

Capital Goods — 21.2%
3M Co.†	77	16,903
Acuity Brands, Inc.	13	1,809
Allegion PLC (Ireland)	6	512
AMETEK, Inc.†	149	11,320
AO Smith Corp.	10	636
Arconic, Inc.†	294	6,774
Boeing Co. (The)†	175	57,379
Caterpillar, Inc.†	290	42,740
Cummins, Inc.†	108	17,506
Deere & Co.†	190	29,511
Dover Corp.†	104	10,215
Eaton Corp. PLC (Ireland)†	27	2,154
Emerson Electric Co.†	417	28,481
Fastenal Co.	71	3,876
Flowserve Corp.	56	2,426
Fluor Corp.	8	458
Fortune Brands Home & Security, Inc.	99	5,830
General Dynamics Corp.†	192	42,413
General Electric Co.†	551	7,427
Harris Corp.†	75	12,096
Honeywell International, Inc.†	302	43,642
Huntington Ingalls Industries, Inc.	2	516
Illinois Tool Works, Inc.†	145	22,716

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Ingersoll-Rand PLC (Ireland)†	106	$9,064
Johnson Controls International PLC (Ireland)†	58	2,044
L3 Technologies, Inc.	32	6,656
Lockheed Martin Corp.	17	5,745
Masco Corp.†	203	8,209
Northrop Grumman Corp.	11	3,840
PACCAR, Inc.	17	1,125
Pentair PLC (Ireland)†	114	7,767
Raytheon Co.†	186	40,143
Rockwell Automation, Inc.†	8	1,394
Rockwell Collins, Inc.	31	4,180
Roper Technologies, Inc.	7	1,965
Snap-on, Inc.	36	5,311
Stanley Black & Decker, Inc.†	100	15,320
Textron, Inc.	16	944
TransDigm Group, Inc.	12	3,683
United Technologies Corp.†	207	26,045
WW Grainger, Inc.	37	10,444
Xylem, Inc.†	117	9,000

		530,219

Commercial & Professional Services — 0.6%
Cintas Corp.†	16	2,729
Nielsen Holdings PLC (United Kingdom)†	232	7,375
Republic Services, Inc.	21	1,391
Robert Half International, Inc.†	33	1,910
Waste Management, Inc.†	31	2,608

		16,013

Consumer Durables & Apparel — 2.1%
DR Horton, Inc.†	23	1,008
Garmin Ltd. (Switzerland)	12	707
Hanesbrands, Inc.(a)	237	4,366
Hasbro, Inc.	7	590
Leggett & Platt, Inc.	9	399
Lennar Corp., Class A	15	884
Mattel, Inc.(a)	222	2,919
Michael Kors Holdings Ltd. (British Virgin Islands)*	106	6,580
Newell Brands, Inc.	314	8,001
PulteGroup, Inc.	18	531
Ralph Lauren Corp.†	53	5,925
Under Armour, Inc., Class C(a)*	28	402

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
VF Corp.†	256	$18,975

		51,287

Consumer Services — 4.1%
H&R Block, Inc.	13	330
Hilton Worldwide Holdings, Inc.†	202	15,910
Marriott International, Inc., Class A†	231	31,411
McDonald’s Corp.†	167	26,115
Royal Caribbean Cruises Ltd. (Liberia)†	19	2,237
Wyndham Worldwide Corp.†	65	7,438
Yum! Brands, Inc.†	223	18,984

		102,425

Diversified Financials — 10.2%
American Express Co.†	209	19,496
Ameriprise Financial, Inc.	2	296
Bank of New York Mellon Corp. (The)	64	3,298
Berkshire Hathaway, Inc., Class B†*	213	42,489
BlackRock, Inc.†	104	56,339
Cboe Global Markets, Inc.	7	799
Charles Schwab Corp. (The)†	85	4,439
CME Group, Inc.	21	3,397
Discover Financial Services†	22	1,582
E*TRADE Financial Corp.*	23	1,274
Franklin Resources, Inc.†	359	12,450
Intercontinental Exchange, Inc.†	269	19,508
Invesco Ltd. (Bermuda)†	265	8,483
Moody’s Corp.†	123	19,840
Morgan Stanley†	111	5,990
Nasdaq, Inc.†	107	9,226
Northern Trust Corp.	14	1,444
Raymond James Financial, Inc.	39	3,487
S&P Global, Inc.†	114	21,781
State Street Corp.	23	2,294
T Rowe Price Group, Inc.†	160	17,275

		255,187

Energy — 8.4%
Andeavor†	99	9,955
Apache Corp.†	246	9,466
Cabot Oil & Gas Corp.	297	7,122
Chevron Corp.	40	4,562
ConocoPhillips†	773	45,831
Exxon Mobil Corp.†	279	20,816
Hess Corp.†	205	10,377

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Oil Corp.	53	$855
Marathon Petroleum Corp.†	317	23,176
National Oilwell Varco, Inc.†	24	883
Noble Energy, Inc.†	129	3,909
ONEOK, Inc.†	2	114
Phillips 66†	329	31,558
Schlumberger Ltd. (Curacao)†	87	5,636
TechnipFMC PLC (United Kingdom)†	304	8,953
Valero Energy Corp.†	283	26,254

		209,467

Food & Staples Retailing — 4.3%
CVS Health Corp.†	331	20,592
Kroger Co. (The)†	561	13,430
Sysco Corp.†	38	2,278
Walgreens Boots Alliance, Inc.†	342	22,391
Walmart, Inc.†	539	47,955

		106,646

Food, Beverage & Tobacco — 7.6%
Altria Group, Inc.†	711	44,310
Campbell Soup Co.(a)	19	823
Coca-Cola Co. (The)†	279	12,117
Conagra Brands, Inc.†	71	2,618
Dr Pepper Snapple Group, Inc.†	105	12,430
General Mills, Inc.†	369	16,627
Hershey Co. (The)†	136	13,459
Hormel Foods Corp.(a)	23	789
JM Smucker Co. (The)	7	868
Kraft Heinz Co. (The)†	331	20,618
McCormick & Co., Inc., non-voting shares†	9	958
Molson Coors Brewing Co., Class B†	14	1,055
PepsiCo, Inc.†	223	24,340
Philip Morris International, Inc.†	226	22,464
Tyson Foods, Inc., Class A†	240	17,566

		191,042

Health Care Equipment & Services — 7.2%
Abbott Laboratories†	538	32,237
Aetna, Inc.†	92	15,548
AmerisourceBergen Corp.†	16	1,379
Baxter International, Inc.†	34	2,211
Cigna Corp.†	160	26,838
Danaher Corp.	44	4,308
Envision Healthcare Corp.*	7	269

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Express Scripts Holding Co.†*	294	$20,310
Humana, Inc.†	59	15,861
Laboratory Corp. of America Holdings†*	68	10,999
Medtronic PLC (Ireland)	86	6,899
Quest Diagnostics, Inc.†	86	8,626
UnitedHealth Group, Inc.†	124	26,536
Universal Health Services, Inc., Class B	6	710
Varian Medical Systems, Inc.†*	58	7,114

		179,845

Household & Personal Products — 4.1%
Church & Dwight Co., Inc.	16	806
Colgate-Palmolive Co.	55	3,942
Estee Lauder Cos., Inc. (The), Class A†	242	36,232
Kimberly-Clark Corp.†	61	6,718
Procter & Gamble Co. (The)†	679	53,831

		101,529

Insurance — 4.0%
Aflac, Inc.	49	2,144
Allstate Corp. (The)	50	4,740
Aon PLC (United Kingdom)†	160	22,453
Arthur J Gallagher & Co.	11	756
Brighthouse Financial, Inc.*	7	360
Hartford Financial Services Group, Inc. (The)	115	5,925
Loews Corp.	21	1,044
Marsh & McLennan Cos., Inc.†	331	27,337
MetLife, Inc.	25	1,147
Progressive Corp. (The)†	375	22,849
Prudential Financial, Inc.	26	2,692
Torchmark Corp.	74	6,229
Travelers Cos., Inc. (The)	17	2,361

		100,037

Materials — 6.9%
Air Products & Chemicals, Inc.†	66	10,496
Avery Dennison Corp.	57	6,056
Eastman Chemical Co.†	93	9,819
Ecolab, Inc.	18	2,467
Freeport-McMoRan, Inc.†	941	16,533
International Flavors & Fragrances, Inc.	14	1,917
International Paper Co.†	267	14,266

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)†	257	$27,160
Monsanto Co.†	282	32,907
Packaging Corp. of America†	6	676
PPG Industries, Inc.†	166	18,526
Praxair, Inc.	18	2,597
Sealed Air Corp.	114	4,878
Sherwin-Williams Co. (The)†	60	23,527

		171,825

Media — 4.6%
CBS Corp., Class B, non-voting shares†	260	13,361
Discovery, Inc., Class A(a)*	372	7,972
Interpublic Group of Cos., Inc. (The)	253	5,827
News Corp., Class A†	379	5,988
Omnicom Group, Inc.†(a)	155	11,264
Time Warner, Inc.†	504	47,668
Twenty-First Century Fox, Inc., Class A†	392	14,382
Viacom, Inc., Class B†	261	8,107

		114,569

Pharmaceuticals, Biotechnology & Life Sciences — 18.5%
AbbVie, Inc.†	700	66,255
Amgen, Inc.†	275	46,882
Biogen, Inc.†*	138	37,787
Bristol-Myers Squibb Co.†	98	6,198
Celgene Corp.†*	490	43,713
Eli Lilly & Co.†	69	5,339
Gilead Sciences, Inc.†	517	38,977
Johnson & Johnson†	606	77,659
Merck & Co., Inc.†	875	47,661
Pfizer, Inc.†	1,811	64,272
Waters Corp.*	7	1,391
Zoetis, Inc.†	313	26,139

		462,273

Real Estate — 1.8%
Alexandria Real Estate Equities, Inc., REIT†	50	6,244
AvalonBay Communities, Inc., REIT†	8	1,316
CBRE Group, Inc., Class A†*	220	10,388
Equity Residential, REIT	26	1,602
Mid-America Apartment Communities, Inc., REIT†	23	2,099
Prologis, Inc., REIT	33	2,079

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Realty Income Corp., REIT	18	$931
Ventas, Inc., REIT	22	1,090
Welltower, Inc., REIT	23	1,252
Weyerhaeuser Co., REIT†	491	17,185

		44,186

Retailing — 7.2%
Advance Auto Parts, Inc.	48	5,690
Amazon.com, Inc.*	3	4,342
AutoZone, Inc.†*	15	9,730
Best Buy Co., Inc.	42	2,940
Booking Holdings, Inc.†*	30	62,412
Dollar Tree, Inc.†*	15	1,424
Foot Locker, Inc.	9	410
Gap, Inc. (The)	24	749
Home Depot, Inc. (The)†	273	48,660
Kohl’s Corp.†	109	7,141
L Brands, Inc.	11	420
Macy’s, Inc.	19	565
O’Reilly Automotive, Inc.†*	42	10,390
Ross Stores, Inc.†	136	10,605
Target Corp.†	94	6,526
Tiffany & Co.	23	2,246
TJX Cos., Inc. (The)	40	3,262
Tractor Supply Co.	46	2,899

		180,411

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc.(a)*	67	673
Analog Devices, Inc.†	23	2,096
Applied Materials, Inc.†	295	16,405
Intel Corp.†	351	18,280
KLA-Tencor Corp.†	10	1,090
Lam Research Corp.†	56	11,377
Microchip Technology, Inc.(a)	2	183
Micron Technology, Inc.†*	841	43,850
Qorvo, Inc.*	8	564
QUALCOMM, Inc.†	111	6,151
Skyworks Solutions, Inc.†	12	1,203
Texas Instruments, Inc.†	518	53,815

		155,687

Software & Services — 12.6%
Accenture PLC, Class A (Ireland)†	307	47,124
Alliance Data Systems Corp.	36	7,663
Alphabet, Inc., Class A†*	44	45,634

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CA, Inc.†	266	$9,017
Citrix Systems, Inc.†*	9	835
Cognizant Technology Solutions Corp., Class A†	38	3,059
CSRA, Inc.	11	454
DXC Technology Co.†	184	18,498
eBay, Inc.†*	65	2,616
Facebook, Inc., Class A†*	132	21,092
Fidelity National Information Services, Inc.	28	2,696
Fiserv, Inc.*	26	1,854
Gartner, Inc.*	5	588
International Business Machines Corp.†	307	47,103
Mastercard, Inc., Class A†	66	11,561
Microsoft Corp.†	489	44,631
Oracle Corp.†	275	12,581
Paychex, Inc.†	232	14,289
Total System Services, Inc.†	23	1,984
Visa, Inc., Class A†	187	22,369

		315,648

Technology Hardware & Equipment — 9.0%
Amphenol Corp., Class A	20	1,723
Apple, Inc.†	674	113,084
Cisco Systems, Inc.†	1,084	46,493
F5 Networks, Inc.†*	6	868
FLIR Systems, Inc.	8	400
Hewlett Packard Enterprise Co.†	92	1,614
HP, Inc.†	1,070	23,454
IPG Photonics Corp.*	3	700
Juniper Networks, Inc.†	82	1,995
Motorola Solutions, Inc.†	106	11,162
NetApp, Inc.†	173	10,672
Seagate Technology PLC (Ireland)	186	10,885
Western Digital Corp.†	19	1,753
Xerox Corp.	16	460

		225,263

Telecommunication Services — 2.5%
AT&T, Inc.†	389	13,868
Verizon Communications, Inc.†	1,015	48,537

		62,405

Transportation — 2.5%
Alaska Air Group, Inc.	8	496

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Delta Air Lines, Inc.†	44	$2,412
Expeditors International of Washington, Inc.†	113	7,153
JB Hunt Transport Services, Inc.†	7	820
Kansas City Southern	7	769
Norfolk Southern Corp.†	173	23,490
Union Pacific Corp.†	209	28,096

		63,236

Utilities — 4.2%
AES Corp.†	41	466
Consolidated Edison, Inc.	19	1,481
Duke Energy Corp.†	221	17,121
Exelon Corp.†	61	2,380
FirstEnergy Corp.†	289	9,829
NextEra Energy, Inc.†	217	35,443
NRG Energy, Inc.	206	6,289
Pinnacle West Capital Corp.	7	559
SCANA Corp.	9	338
Southern Co. (The)†	638	28,493
Xcel Energy, Inc.	32	1,455

		103,854

TOTAL COMMON STOCKS (Cost $3,623,141)		3,853,704

TOTAL LONG POSITIONS - 154.3%		3,853,704

(Cost $3,623,141)

SHORT POSITIONS — (93.9)%
COMMON STOCKS — (93.9)%
Automobiles & Components — (1.1)%
Ford Motor Co.	(2,073)	(22,969)
Harley-Davidson, Inc.	(87)	(3,731)

		(26,700)

Banks — (2.6)%
Fifth Third Bancorp	(360)	(11,430)
M&T Bank Corp.	(11)	(2,028)
Regions Financial Corp.	(610)	(11,334)
SunTrust Banks, Inc.	(179)	(12,179)
SVB Financial Group*	(3)	(720)
US Bancorp	(409)	(20,654)
Zions Bancorporation	(103)	(5,431)

		(63,776)

Capital Goods — (1.1)%
Fortive Corp.	(6)	(465)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Jacobs Engineering Group, Inc.	(73)	$(4,318)
Parker-Hannifin Corp.	(69)	(11,801)
Quanta Services, Inc.*	(81)	(2,782)
United Rentals, Inc.*	(44)	(7,600)

		(26,966)

Commercial & Professional Services — (0.9)%
Equifax, Inc.	(63)	(7,422)
IHS Markit Ltd. (Bermuda)*	(208)	(10,034)
Stericycle, Inc.*	(48)	(2,809)
Verisk Analytics, Inc.*	(24)	(2,496)

		(22,761)

Consumer Durables & Apparel — (3.0)%
Mohawk Industries, Inc.*	(39)	(9,057)
NIKE, Inc., Class B	(682)	(45,312)
PVH Corp.	(41)	(6,209)
Tapestry, Inc.	(147)	(7,734)
Whirlpool Corp.	(36)	(5,512)

		(73,824)

Consumer Services — (3.8)%
Carnival Corp. (Panama)	(242)	(15,870)
Chipotle Mexican Grill, Inc.*	(15)	(4,847)
Darden Restaurants, Inc.	(65)	(5,541)
MGM Resorts International	(295)	(10,331)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(119)	(6,303)
Starbucks Corp.	(730)	(42,260)
Wynn Resorts Ltd.	(54)	(9,847)

		(94,999)

Diversified Financials — (2.0)%
Affiliated Managers Group, Inc.	(29)	(5,498)
Capital One Financial Corp.	(17)	(1,629)
Goldman Sachs Group, Inc. (The)	(111)	(27,956)
Leucadia National Corp.	(181)	(4,114)
Navient Corp.	(136)	(1,784)
Synchrony Financial	(241)	(8,081)

		(49,062)

Energy — (7.1)%
Anadarko Petroleum Corp.	(275)	(16,613)
Cimarex Energy Co.	(49)	(4,581)
Concho Resources, Inc.*	(77)	(11,575)
Devon Energy Corp.	(274)	(8,710)
EOG Resources, Inc.	(300)	(31,581)
EQT Corp.	(137)	(6,509)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Halliburton Co.	(451)	$(21,170)
Helmerich & Payne, Inc.	(56)	(3,727)
Kinder Morgan, Inc.	(1,188)	(17,891)
Newfield Exploration Co.*	(104)	(2,540)
Occidental Petroleum Corp.	(399)	(25,919)
Pioneer Natural Resources Co.	(88)	(15,117)
Range Resources Corp.	(129)	(1,876)
Williams Cos., Inc. (The)	(428)	(10,640)

		(178,449)

Food & Staples Retailing — (1.5)%
Costco Wholesale Corp.	(205)	(38,628)

Food, Beverage & Tobacco — (4.3)%
Archer-Daniels-Midland Co.	(288)	(12,491)
Brown-Forman Corp., Class B	(251)	(13,654)
Constellation Brands, Inc., Class A	(95)	(21,652)
Kellogg Co.	(180)	(11,702)
Mondelez International, Inc., Class A	(772)	(32,216)
Monster Beverage Corp.*	(294)	(16,820)

		(108,535)

Health Care Equipment & Services — (8.7)%
Align Technology, Inc.*	(42)	(10,547)
Anthem, Inc.	(52)	(11,424)
Becton Dickinson and Co.	(138)	(29,905)
Boston Scientific Corp.*	(712)	(19,452)
Cardinal Health, Inc.	(163)	(10,217)
Centene Corp.*	(90)	(9,618)
Cerner Corp.*	(180)	(10,440)
Cooper Cos., Inc. (The)	(25)	(5,720)
DaVita, Inc.*	(94)	(6,198)
DENTSPLY SIRONA, Inc.	(119)	(5,987)
Edwards Lifesciences Corp.*	(109)	(15,208)
HCA Healthcare, Inc.	(181)	(17,557)
Henry Schein, Inc.*	(80)	(5,377)
Hologic, Inc.*	(143)	(5,342)
IDEXX Laboratories, Inc.*	(46)	(8,804)
Intuitive Surgical, Inc.*	(23)	(9,495)
McKesson Corp.	(106)	(14,932)
ResMed, Inc.	(75)	(7,385)
Stryker Corp.	(11)	(1,770)
Zimmer Biomet Holdings, Inc.	(105)	(11,449)

		(216,827)

Household & Personal Products — (0.6)%
Clorox Co. (The)	(68)	(9,051)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Coty, Inc., Class A	(388)	$(7,100)

		(16,151)

Insurance — (3.2)%
American International Group, Inc.	(409)	(22,258)
Assurant, Inc.	(28)	(2,559)
Chubb Ltd. (Switzerland)	(23)	(3,146)
Cincinnati Financial Corp.	(86)	(6,386)
Everest Re Group Ltd. (Bermuda)	(22)	(5,650)
Lincoln National Corp.	(114)	(8,329)
Principal Financial Group, Inc.	(139)	(8,466)
Unum Group	(117)	(5,570)
Willis Towers Watson PLC (Ireland)	(69)	(10,501)
XL Group Ltd. (Bermuda)	(112)	(6,189)

		(79,054)

Materials — (4.5)%
Albemarle Corp.	(58)	(5,379)
Ball Corp.	(90)	(3,574)
CF Industries Holdings, Inc.	(120)	(4,528)
DowDuPont, Inc.	(735)	(46,827)
FMC Corp.	(71)	(5,436)
Martin Marietta Materials, Inc.	(32)	(6,634)
Mosaic Co. (The)	(186)	(4,516)
Newmont Mining Corp.	(276)	(10,783)
Nucor Corp.	(165)	(10,080)
Vulcan Materials Co.	(70)	(7,992)
WestRock Co.	(91)	(5,839)

		(111,588)

Media — (3.1)%
Charter Communications, Inc., Class A*	(97)	(30,188)
Comcast Corp., Class A	(135)	(4,613)
DISH Network Corp., Class A*	(198)	(7,502)
Walt Disney Co. (The)	(343)	(34,451)

		(76,754)

Pharmaceuticals, Biotechnology & Life Sciences — (6.5)%
Agilent Technologies, Inc.	(37)	(2,475)
Alexion Pharmaceuticals, Inc.*	(118)	(13,152)
Allergan PLC (Ireland)	(22)	(3,702)
Illumina, Inc.*	(76)	(17,968)
Incyte Corp.*	(114)	(9,500)
IQVIA Holdings, Inc.*	(124)	(12,166)
Mettler-Toledo International, Inc.*	(14)	(8,050)
Mylan NV (Netherlands)*	(273)	(11,239)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Nektar Therapeutics*	(82)	$(8,713)
PerkinElmer, Inc.	(58)	(4,392)
Perrigo Co. PLC (Ireland)	(74)	(6,167)
Regeneron Pharmaceuticals, Inc.*	(64)	(22,039)
Thermo Fisher Scientific, Inc.	(106)	(21,885)
Vertex Pharmaceuticals, Inc.*	(134)	(21,839)

		(163,287)

Real Estate — (9.2)%
American Tower Corp., REIT	(224)	(32,556)
Apartment Investment & Management Co., Class A, REIT	(82)	(3,342)
Boston Properties, Inc., REIT	(80)	(9,858)
Crown Castle International Corp., REIT	(212)	(23,237)
Digital Realty Trust, Inc., REIT	(107)	(11,276)
Duke Realty Corp., REIT	(185)	(4,899)
Equinix, Inc., REIT	(41)	(17,149)
Essex Property Trust, Inc., REIT	(35)	(8,424)
Extra Space Storage, Inc., REIT	(66)	(5,766)
Federal Realty Investment Trust, REIT	(38)	(4,412)
GGP, Inc., REIT	(496)	(10,148)
HCP, Inc., REIT	(243)	(5,645)
Host Hotels & Resorts, Inc., REIT	(383)	(7,139)
Iron Mountain, Inc., REIT	(146)	(4,798)
Kimco Realty Corp., REIT	(221)	(3,182)
Macerich Co. (The), REIT	(73)	(4,089)
Public Storage, REIT	(91)	(18,235)
Regency Centers Corp., REIT	(88)	(5,190)
SBA Communications Corp., REIT*	(62)	(10,597)
Simon Property Group, Inc., REIT	(161)	(24,850)
SL Green Realty Corp., REIT	(48)	(4,648)
UDR, Inc., REIT	(139)	(4,951)
Vornado Realty Trust, REIT	(99)	(6,663)

		(231,054)

Retailing — (5.1)%
CarMax, Inc.*	(95)	(5,884)
Dollar General Corp.	(86)	(8,045)
Expedia Group, Inc.	(82)	(9,054)
Genuine Parts Co.	(76)	(6,828)
LKQ Corp.*	(161)	(6,110)
Lowe’s Cos., Inc.	(430)	(37,732)
Netflix, Inc.*	(156)	(46,075)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Nordstrom, Inc.	(69)	$(3,340)
TripAdvisor, Inc.*	(90)	(3,680)
Ulta Beauty, Inc.*	(3)	(613)

		(127,361)

Semiconductors & Semiconductor Equipment — (3.4)%
Broadcom Ltd. (Singapore)	(141)	(33,227)
NVIDIA Corp.	(179)	(41,455)
Xilinx, Inc.	(132)	(9,536)

		(84,218)

Software & Services — (9.7)%
Activision Blizzard, Inc.	(394)	(26,579)
Adobe Systems, Inc.*	(25)	(5,402)
Akamai Technologies, Inc.*	(89)	(6,317)
ANSYS, Inc.*	(45)	(7,051)
Autodesk, Inc.*	(114)	(14,316)
Automatic Data Processing, Inc.	(232)	(26,327)
Cadence Design Systems, Inc.*	(148)	(5,442)
Electronic Arts, Inc.*	(161)	(19,520)
Global Payments, Inc.	(83)	(9,256)
Intuit, Inc.	(133)	(23,056)
PayPal Holdings, Inc.*	(238)	(18,057)
Red Hat, Inc.*	(92)	(13,755)
salesforce.com, Inc.*	(322)	(37,449)
Symantec Corp.	(322)	(8,324)
Synopsys, Inc.*	(79)	(6,576)
Take-Two Interactive Software, Inc.*	(54)	(5,280)
VeriSign, Inc.*	(39)	(4,624)
Western Union Co. (The)	(238)	(4,577)

		(241,908)

Technology Hardware & Equipment — (1.2)%
Corning, Inc.	(454)	(12,658)
TE Connectivity Ltd. (Switzerland)	(183)	(18,282)

		(30,940)

Telecommunication Services — (0.4)%
CenturyLink, Inc.	(554)	(9,102)

Transportation — (5.3)%
American Airlines Group, Inc.	(247)	(12,834)
CH Robinson Worldwide, Inc.	(29)	(2,718)
CSX Corp.	(461)	(25,682)
FedEx Corp.	(139)	(33,375)
Southwest Airlines Co.	(305)	(17,470)
United Continental Holdings, Inc.*	(151)	(10,490)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B	(289)	$(30,247)

		(132,816)

Utilities — (5.6)%
Alliant Energy Corp.	(99)	(4,045)
Ameren Corp.	(125)	(7,079)
American Electric Power Co., Inc.	(256)	(17,559)
American Water Works Co., Inc.	(95)	(7,802)
CenterPoint Energy, Inc.	(31)	(849)
CMS Energy Corp.	(146)	(6,612)
Dominion Energy, Inc.	(87)	(5,866)
DTE Energy Co.	(59)	(6,160)
Edison International	(61)	(3,883)
Entergy Corp.	(93)	(7,327)
Eversource Energy	(164)	(9,663)
NiSource, Inc.	(175)	(4,184)
PG&E Corp.	(267)	(11,729)
PPL Corp.	(358)	(10,128)
Public Service Enterprise Group, Inc.	(261)	(13,113)
Sempra Energy	(130)	(14,459)
WEC Energy Group, Inc.	(163)	(10,220)

		(140,678)

TOTAL COMMON STOCK (Proceeds $2,369,818)		(2,345,438)

TOTAL SECURITES SOLD SHORT - (93.9)%		(2,345,438)

(Proceeds $2,369,818)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.6%		989,513

NET ASSETS - 100.0%		$2,497,779

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 101.3%
COMMON STOCKS — 101.3%
Automobiles & Components — 0.8%
Aptiv PLC (Jersey)†	92	$7,817
BorgWarner, Inc.†	72	3,616
General Motors Co.†	156	5,669
Goodyear Tire & Rubber Co. (The)	83	2,206

		19,308

Banks — 3.1%
Bank of America Corp.†	629	18,864
BB&T Corp.	47	2,446
Citigroup, Inc.†	157	10,597
Comerica, Inc.†	8	767
JPMorgan Chase & Co.†	209	22,984
M&T Bank Corp.	8	1,475
People’s United Financial, Inc.	21	392
PNC Financial Services Group, Inc. (The)†	28	4,235
Wells Fargo & Co.†	238	12,474

		74,234

Capital Goods — 12.7%
3M Co.†	56	12,293
Acuity Brands, Inc.(a)	8	1,113
Allegion PLC (Ireland)	6	512
AMETEK, Inc.†	79	6,002
AO Smith Corp.	10	636
Arconic, Inc.	152	3,502
Boeing Co. (The)†	102	33,444
Caterpillar, Inc.†	153	22,549
Cummins, Inc.†	58	9,401
Deere & Co.†	102	15,843
Dover Corp.†	55	5,402
Eaton Corp. PLC (Ireland)	26	2,078
Emerson Electric Co.†	219	14,958
Fastenal Co.(a)	15	819
Flowserve Corp.(a)	32	1,386
Fluor Corp.	8	458
Fortive Corp.	21	1,628
Fortune Brands Home & Security, Inc.	52	3,062
General Dynamics Corp.†	102	22,532
General Electric Co.	530	7,144
Harris Corp.†	41	6,612
Honeywell International, Inc.†	167	24,133
Huntington Ingalls Industries, Inc.	2	515
Illinois Tool Works, Inc.	79	12,376
Ingersoll-Rand PLC (Ireland)†	40	3,420

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Johnson Controls International PLC (Ireland)†	56	$1,973
L3 Technologies, Inc.	23	4,784
Lockheed Martin Corp.	17	5,745
Masco Corp.	107	4,327
Northrop Grumman Corp.	10	3,491
PACCAR, Inc.	21	1,390
Pentair PLC (Ireland)	62	4,224
Raytheon Co.†	99	21,366
Rockwell Automation, Inc.	8	1,394
Rockwell Collins, Inc.	17	2,292
Roper Technologies, Inc.	7	1,965
Snap-on, Inc.†	20	2,951
Stanley Black & Decker, Inc.†	53	8,120
Textron, Inc.	15	885
TransDigm Group, Inc.(a)	4	1,228
United Technologies Corp.†	119	14,973
WW Grainger, Inc.(a)	20	5,645
Xylem, Inc.	62	4,769

		303,340

Commercial & Professional Services — 0.4%
Cintas Corp.	7	1,194
Nielsen Holdings PLC (United Kingdom)	122	3,878
Republic Services, Inc.	20	1,325
Robert Half International, Inc.†	7	405
Verisk Analytics, Inc.*	8	832
Waste Management, Inc.	26	2,187

		9,821

Consumer Durables & Apparel — 1.2%
DR Horton, Inc.†	23	1,008
Garmin Ltd. (Switzerland)	12	707
Hanesbrands, Inc.(a)	125	2,302
Hasbro, Inc.	7	590
Leggett & Platt, Inc.(a)	8	355
Lennar Corp., Class A†	14	825
Mattel, Inc.(a)	118	1,552
Michael Kors Holdings Ltd. (British Virgin Islands)*	57	3,539
Newell Brands, Inc.(a)	166	4,230
PulteGroup, Inc.	17	501
Ralph Lauren Corp.†	29	3,242
Under Armour, Inc., Class C(a)*	28	402

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
VF Corp.†	136	$10,080

		29,333

Consumer Services — 2.4%
H&R Block, Inc.†	12	305
Hilton Worldwide Holdings, Inc.†	110	8,664
Marriott International, Inc., Class A†	127	17,269
McDonald’s Corp.†	103	16,107
Royal Caribbean Cruises Ltd. (Liberia)†	13	1,531
Wyndham Worldwide Corp.†	35	4,005
Yum! Brands, Inc.†	118	10,045

		57,926

Diversified Financials — 6.9%
American Express Co.†	125	11,660
Ameriprise Financial, Inc.	8	1,183
Bank of New York Mellon Corp. (The)†	62	3,195
Berkshire Hathaway, Inc., Class B†*	179	35,707
BlackRock, Inc.†	56	30,336
Capital One Financial Corp.	25	2,395
Cboe Global Markets, Inc.	8	913
Charles Schwab Corp. (The)†	82	4,282
CME Group, Inc.†	20	3,235
Discover Financial Services†	21	1,510
E*TRADE Financial Corp.†*	16	888
Franklin Resources, Inc.†(a)	189	6,554
Intercontinental Exchange, Inc.	160	11,603
Invesco Ltd. (Bermuda)	140	4,481
Moody’s Corp.†	65	10,484
Morgan Stanley†	109	5,882
Nasdaq, Inc.†	58	5,001
Northern Trust Corp.†	14	1,444
Raymond James Financial, Inc.	9	805
S&P Global, Inc.†	61	11,655
State Street Corp.†	22	2,194
T Rowe Price Group, Inc.†	84	9,069

		164,476

Energy — 5.5%
Andeavor	53	5,330
Apache Corp.(a)	130	5,002
Cabot Oil & Gas Corp.	158	3,789
Chevron Corp.	90	10,264
ConocoPhillips†	415	24,605

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.†	262	$19,548
Hess Corp.	108	5,467
Marathon Oil Corp.	52	839
Marathon Petroleum Corp.†	168	12,282
National Oilwell Varco, Inc.	23	847
Noble Energy, Inc.	51	1,545
Phillips 66†	173	16,594
Schlumberger Ltd. (Curacao)†	84	5,442
TechnipFMC PLC (United Kingdom)	159	4,683
Valero Energy Corp.†	158	14,658

		130,895

Food & Staples Retailing — 2.7%
CVS Health Corp.†	208	12,940
Kroger Co. (The)†	299	7,158
Sysco Corp.	31	1,859
Walgreens Boots Alliance, Inc.†	190	12,439
Wal-Mart Stores, Inc.†	344	30,606

		65,002

Food, Beverage & Tobacco — 5.0%
Altria Group, Inc.†	401	24,990
Campbell Soup Co.(a)	19	823
Coca-Cola Co. (The)†	269	11,683
Conagra Brands, Inc.†	55	2,028
Dr Pepper Snapple Group, Inc.†	52	6,156
General Mills, Inc.†	195	8,787
Hershey Co. (The)†	73	7,224
Hormel Foods Corp.(a)	26	892
JM Smucker Co. (The)	6	744
Kraft Heinz Co. (The)	218	13,579
McCormick & Co., Inc., non-voting shares	9	957
Molson Coors Brewing Co., Class B	13	979
PepsiCo, Inc.†	149	16,263
Philip Morris International, Inc.†	164	16,302
Tyson Foods, Inc., Class A†	126	9,222

		120,629

Health Care Equipment & Services — 4.8%
Abbott Laboratories†	311	18,635
Aetna, Inc.	58	9,802
AmerisourceBergen Corp.†	21	1,810
Baxter International, Inc.†	33	2,146
Cigna Corp.†	89	14,929
Danaher Corp.	42	4,112

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Envision Healthcare Corp.(a)*	7	$269
Express Scripts Holding Co.†*	160	11,053
Humana, Inc.†	31	8,334
Laboratory Corp. of America Holdings†*	37	5,985
Medtronic PLC (Ireland)	82	6,578
Quest Diagnostics, Inc.†	46	4,614
Stryker Corp.	18	2,897
UnitedHealth Group, Inc.†	87	18,618
Universal Health Services, Inc., Class B	5	592
Varian Medical Systems, Inc.*	32	3,925

		114,299

Household & Personal Products — 2.5%
Church & Dwight Co., Inc.	15	755
Colgate-Palmolive Co.	53	3,799
Estee Lauder Cos., Inc. (The), Class A†	127	19,014
Kimberly-Clark Corp.†	47	5,176
Procter & Gamble Co. (The)†	403	31,950

		60,694

Insurance — 2.6%
Aflac, Inc.	48	2,100
Allstate Corp. (The)	39	3,697
Aon PLC (United Kingdom)†	85	11,928
Arthur J Gallagher & Co.	11	756
Brighthouse Financial, Inc.*	7	360
Chubb Ltd. (Switzerland)	18	2,462
Hartford Financial Services Group, Inc. (The)	64	3,297
Loews Corp.	20	995
Marsh & McLennan Cos., Inc.†	174	14,371
MetLife, Inc.	59	2,708
Progressive Corp. (The)†	198	12,064
Prudential Financial, Inc.	25	2,589
Torchmark Corp.	40	3,367
Travelers Cos., Inc. (The)	17	2,361

		63,055

Materials — 3.9%
Air Products & Chemicals, Inc.†	21	3,340
Avery Dennison Corp.	31	3,294
Eastman Chemical Co.	49	5,173
Ecolab, Inc.	17	2,330

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Freeport-McMoRan, Inc.†*	495	$8,697
International Flavors & Fragrances, Inc.	17	2,327
International Paper Co.†	142	7,587
LyondellBasell Industries NV, Class A (Netherlands)†	138	14,584
Monsanto Co.†	150	17,504
Packaging Corp. of America	6	676
PPG Industries, Inc.†	87	9,709
Praxair, Inc.	17	2,453
Sealed Air Corp.	62	2,653
Sherwin-Williams Co. (The)†	32	12,548

		92,875

Media — 2.4%
CBS Corp., Class B, non-voting shares†	137	7,040
Comcast Corp., Class A	128	4,374
Discovery Communications, Inc., Class A†(a)*	195	4,179
Interpublic Group of Cos., Inc. (The)	133	3,063
News Corp., Class A†	200	3,160
Omnicom Group, Inc.†	82	5,959
Time Warner, Inc.†	267	25,253
Viacom, Inc., Class B	137	4,255

		57,283

Pharmaceuticals, Biotechnology & Life Sciences — 11.2%
AbbVie, Inc.†	386	36,535
Agilent Technologies, Inc.	15	1,003
Allergan PLC (Ireland)	4	673
Amgen, Inc.†	157	26,765
Biogen, Inc.†*	73	19,989
Bristol-Myers Squibb Co.†	70	4,428
Celgene Corp.†*	260	23,195
Eli Lilly & Co.†	67	5,184
Gilead Sciences, Inc.†	291	21,938
Johnson & Johnson†	375	48,056
Merck & Co., Inc.†	497	27,072
Pfizer, Inc.†	1,059	37,584
Waters Corp.†*	6	1,192
Zoetis, Inc.	167	13,946

		267,560

Real Estate — 1.1%
Alexandria Real Estate Equities, Inc., REIT(a)	21	2,623

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
AvalonBay Communities, Inc., REIT	8	$1,316
CBRE Group, Inc., Class A*	116	5,477
Equity Residential, REIT	23	1,417
Mid-America Apartment Communities, Inc., REIT	13	1,186
Prologis, Inc., REIT	32	2,016
Realty Income Corp., REIT(a)	17	879
Ventas, Inc., REIT	21	1,040
Welltower, Inc., REIT	22	1,197
Weyerhaeuser Co., REIT†	259	9,065

		26,216

Retailing — 5.5%
Advance Auto Parts, Inc.	25	2,964
Amazon.com, Inc.†*	17	24,605
AutoZone, Inc.†*	8	5,189
Best Buy Co., Inc.†	38	2,660
Booking Holdings, Inc.*	17	35,367
Dollar General Corp.†	3	281
Dollar Tree, Inc.*	14	1,329
Foot Locker, Inc.	16	729
Gap, Inc. (The)†(a)	24	749
Home Depot, Inc. (The)†	161	28,697
Kohl’s Corp.	57	3,734
L Brands, Inc.	18	688
Nordstrom, Inc.	6	290
O’Reilly Automotive, Inc.†*	23	5,690
Ross Stores, Inc.†	91	7,096
Target Corp.†	51	3,541
Tiffany & Co.	19	1,856
TJX Cos., Inc. (The)†	57	4,649
Tractor Supply Co.	26	1,638
Ulta Beauty, Inc.*	3	613

		132,365

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.(a)*	65	653
Analog Devices, Inc.†	22	2,005
Applied Materials, Inc.†	198	11,011
Intel Corp.†	308	16,041
KLA-Tencor Corp.†	10	1,090
Lam Research Corp.†	40	8,126
Micron Technology, Inc.†*	442	23,046
Qorvo, Inc.*	8	564
QUALCOMM, Inc.†	106	5,873
Skyworks Solutions, Inc.†	11	1,103

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Texas Instruments, Inc.†	282	$29,297

		98,809

Software & Services — 10.2%
Accenture PLC, Class A (Ireland)†	175	26,862
Adobe Systems, Inc.*	9	1,945
Alliance Data Systems Corp.	19	4,044
Alphabet, Inc., Class A†*	42	43,560
CA, Inc.†	141	4,780
Citrix Systems, Inc.*	9	835
Cognizant Technology Solutions Corp., Class A†	36	2,898
CSRA, Inc.	10	412
DXC Technology Co.†	97	9,751
eBay, Inc.†*	62	2,495
Facebook, Inc., Class A†*	158	25,247
Fidelity National Information Services, Inc.	27	2,600
Fiserv, Inc.*	25	1,783
Gartner, Inc.*	5	588
International Business Machines Corp.†	172	26,390
Mastercard, Inc., Class A†	64	11,210
Microsoft Corp.†	471	42,988
Oracle Corp.†	265	12,124
Paychex, Inc.†	123	7,575
Total System Services, Inc.	11	949
Visa, Inc., Class A†	138	16,507

		245,543

Technology Hardware & Equipment — 6.4%
Amphenol Corp., Class A	19	1,636
Apple, Inc.†	479	80,367
Cisco Systems, Inc.†	669	28,693
F5 Networks, Inc.†*	4	578
FLIR Systems, Inc.†	8	400
Hewlett Packard Enterprise Co.†	400	7,016
HP, Inc.†	588	12,889
IPG Photonics Corp.*	3	700
Juniper Networks, Inc.†	44	1,070
Motorola Solutions, Inc.†	56	5,897
NetApp, Inc.†	93	5,737
Seagate Technology PLC (Ireland)†	98	5,735
Western Digital Corp.†	18	1,661
Xerox Corp.	16	460

		152,839

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 1.8%
AT&T, Inc.†	375	$13,369
Verizon Communications, Inc.†	600	28,692

		42,061

Transportation — 1.7%
Alaska Air Group, Inc.†	8	496
Delta Air Lines, Inc.†	43	2,357
Expeditors International of Washington, Inc.†	60	3,798
JB Hunt Transport Services, Inc.	7	820
Kansas City Southern	7	769
Norfolk Southern Corp.†	60	8,147
Union Pacific Corp.†	190	25,542

		41,929

Utilities — 2.4%
AES Corp.†	41	466
Consolidated Edison, Inc.	18	1,403
Dominion Energy, Inc.	9	607
Duke Energy Corp.†	112	8,677
Exelon Corp.†	58	2,263
FirstEnergy Corp.	153	5,204
NextEra Energy, Inc.†	108	17,640
NRG Energy, Inc.†	109	3,328
Pinnacle West Capital Corp.	7	559
SCANA Corp.	9	338
Southern Co. (The)(a)	331	14,782
Xcel Energy, Inc.	31	1,410

		56,677

TOTAL COMMON STOCKS (Cost $2,283,200)		2,427,169

TOTAL LONG POSITIONS - 101.3%		2,427,169

(Cost $2,283,200)

SHORT POSITIONS — (40.4)%
COMMON STOCKS — (40.4)%
Automobiles & Components — (0.5)%
Ford Motor Co.	(870)	(9,640)
Harley-Davidson, Inc.	(36)	(1,544)

		(11,184)

Banks — (1.4)%
Citizens Financial Group, Inc.	(108)	(4,534)
Fifth Third Bancorp	(153)	(4,858)
Huntington Bancshares, Inc.	(236)	(3,564)
KeyCorp	(235)	(4,594)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Regions Financial Corp.	(258)	$(4,794)
SunTrust Banks, Inc.	(44)	(2,994)
US Bancorp	(135)	(6,818)
Zions Bancorporation	(44)	(2,320)

		(34,476)

Capital Goods — (0.5)%
Jacobs Engineering Group, Inc.	(31)	(1,834)
Parker-Hannifin Corp.	(29)	(4,960)
Quanta Services, Inc.*	(34)	(1,168)
United Rentals, Inc.*	(19)	(3,282)

		(11,244)

Commercial & Professional Services — (0.4)%
Equifax, Inc.	(27)	(3,181)
IHS Markit Ltd. (Bermuda)*	(87)	(4,197)
Stericycle, Inc.*	(20)	(1,171)

		(8,549)

Consumer Durables & Apparel — (1.2)%
Mohawk Industries, Inc.*	(17)	(3,948)
NIKE, Inc., Class B	(251)	(16,676)
PVH Corp.	(17)	(2,574)
Tapestry, Inc.	(62)	(3,262)
Whirlpool Corp.	(16)	(2,450)

		(28,910)

Consumer Services — (1.8)%
Carnival Corp. (Panama)	(157)	(10,296)
Chipotle Mexican Grill, Inc.*	(7)	(2,262)
Darden Restaurants, Inc.	(26)	(2,216)
MGM Resorts International	(125)	(4,378)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(51)	(2,701)
Starbucks Corp.	(309)	(17,888)
Wynn Resorts Ltd.	(23)	(4,194)

		(43,935)

Diversified Financials — (0.8)%
Affiliated Managers Group, Inc.	(13)	(2,465)
Goldman Sachs Group, Inc. (The)	(37)	(9,319)
Leucadia National Corp.	(74)	(1,682)
Navient Corp.	(58)	(761)
Synchrony Financial	(169)	(5,667)

		(19,894)

Energy — (3.3)%
Anadarko Petroleum Corp.	(116)	(7,008)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Cimarex Energy Co.	(21)	$(1,964)
Concho Resources, Inc.*	(32)	(4,811)
Devon Energy Corp.	(115)	(3,656)
EOG Resources, Inc.	(126)	(13,264)
EQT Corp.	(57)	(2,708)
Halliburton Co.	(171)	(8,027)
Helmerich & Payne, Inc.	(24)	(1,597)
Kinder Morgan, Inc.	(499)	(7,515)
Newfield Exploration Co.*	(44)	(1,075)
Occidental Petroleum Corp.	(167)	(10,848)
ONEOK, Inc.	(85)	(4,838)
Pioneer Natural Resources Co.	(37)	(6,356)
Range Resources Corp.	(54)	(785)
Williams Cos., Inc. (The)	(181)	(4,500)

		(78,952)

Food & Staples Retailing — (0.7)%
Costco Wholesale Corp.	(84)	(15,828)

Food, Beverage & Tobacco — (1.9)%
Archer-Daniels-Midland Co.	(122)	(5,291)
Brown-Forman Corp., Class B	(106)	(5,766)
Constellation Brands, Inc., Class A	(37)	(8,433)
Kellogg Co.	(76)	(4,941)
Mondelez International, Inc., Class A	(326)	(13,604)
Monster Beverage Corp.*	(125)	(7,151)

		(45,186)

Health Care Equipment & Services — (3.6)%
Align Technology, Inc.*	(18)	(4,520)
Anthem, Inc.	(13)	(2,856)
Becton Dickinson and Co.	(59)	(12,785)
Boston Scientific Corp.*	(301)	(8,223)
Cardinal Health, Inc.	(69)	(4,325)
Centene Corp.*	(39)	(4,168)
Cerner Corp.*	(75)	(4,350)
Cooper Cos., Inc. (The)	(11)	(2,517)
DaVita, Inc.*	(40)	(2,638)
DENTSPLY SIRONA, Inc.	(50)	(2,516)
Edwards Lifesciences Corp.*	(46)	(6,418)
HCA Healthcare, Inc.	(77)	(7,469)
Henry Schein, Inc.*	(34)	(2,285)
Hologic, Inc.*	(60)	(2,242)
IDEXX Laboratories, Inc.*	(19)	(3,636)
Intuitive Surgical, Inc.*	(4)	(1,651)
McKesson Corp.	(45)	(6,339)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
ResMed, Inc.	(32)	$(3,151)
Zimmer Biomet Holdings, Inc.	(44)	(4,798)

		(86,887)

Household & Personal Products — (0.3)%
Clorox Co. (The)	(29)	(3,860)
Coty, Inc., Class A	(164)	(3,001)

		(6,861)

Insurance — (1.2)%
American International Group, Inc.	(138)	(7,510)
Assurant, Inc.	(12)	(1,097)
Cincinnati Financial Corp.	(36)	(2,673)
Everest Re Group Ltd. (Bermuda)	(9)	(2,311)
Lincoln National Corp.	(48)	(3,507)
Principal Financial Group, Inc.	(44)	(2,680)
Unum Group	(49)	(2,333)
Willis Towers Watson PLC (Ireland)	(29)	(4,413)
XL Group Ltd. (Bermuda)	(30)	(1,658)

		(28,182)

Materials — (1.8)%
Albemarle Corp.	(25)	(2,318)
Ball Corp.	(26)	(1,033)
CF Industries Holdings, Inc.	(51)	(1,924)
DowDuPont, Inc.	(282)	(17,966)
FMC Corp.	(30)	(2,297)
Martin Marietta Materials, Inc.	(14)	(2,902)
Mosaic Co. (The)	(79)	(1,918)
Newmont Mining Corp.	(117)	(4,571)
Nucor Corp.	(70)	(4,276)
Vulcan Materials Co.	(30)	(3,425)
WestRock Co.	(20)	(1,283)

		(43,913)

Media — (1.7)%
Charter Communications, Inc., Class A*	(39)	(12,138)
DISH Network Corp., Class A*	(53)	(2,008)
Twenty-First Century Fox, Inc., Class A	(407)	(14,933)
Walt Disney Co. (The)	(111)	(11,149)

		(40,228)

Pharmaceuticals, Biotechnology & Life Sciences — (2.7)%
Alexion Pharmaceuticals, Inc.*	(48)	(5,350)
Illumina, Inc.*	(32)	(7,565)
Incyte Corp.*	(48)	(4,000)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
IQVIA Holdings, Inc.*	(52)	$(5,102)
Mettler-Toledo International, Inc.*	(6)	(3,450)
Mylan NV (Netherlands)*	(115)	(4,735)
Nektar Therapeutics*	(34)	(3,613)
PerkinElmer, Inc.	(25)	(1,893)
Perrigo Co. PLC (Ireland)	(31)	(2,584)
Regeneron Pharmaceuticals, Inc.*	(28)	(9,642)
Thermo Fisher Scientific, Inc.	(32)	(6,607)
Vertex Pharmaceuticals, Inc.*	(56)	(9,127)

		(63,668)

Real Estate — (4.1)%
American Tower Corp., REIT	(95)	(13,807)
Apartment Investment & Management Co., Class A, REIT	(35)	(1,426)
Boston Properties, Inc., REIT	(34)	(4,189)
Crown Castle International Corp., REIT	(89)	(9,755)
Digital Realty Trust, Inc., REIT	(46)	(4,847)
Duke Realty Corp., REIT	(79)	(2,092)
Equinix, Inc., REIT	(17)	(7,108)
Essex Property Trust, Inc., REIT	(15)	(3,610)
Extra Space Storage, Inc., REIT	(28)	(2,446)
Federal Realty Investment Trust, REIT	(17)	(1,974)
GGP, Inc., REIT	(210)	(4,297)
HCP, Inc., REIT	(80)	(1,858)
Host Hotels & Resorts, Inc., REIT	(163)	(3,038)
Iron Mountain, Inc., REIT	(62)	(2,037)
Kimco Realty Corp., REIT	(94)	(1,354)
Macerich Co. (The), REIT	(31)	(1,737)
Public Storage, REIT	(39)	(7,815)
Regency Centers Corp., REIT	(38)	(2,241)
SBA Communications Corp., REIT*	(27)	(4,615)
Simon Property Group, Inc., REIT	(69)	(10,650)
SL Green Realty Corp., REIT	(21)	(2,033)
UDR, Inc., REIT	(59)	(2,102)
Vornado Realty Trust, REIT	(42)	(2,827)

		(97,858)

Retailing — (1.9)%
CarMax, Inc.*	(40)	(2,478)
Expedia Group, Inc.	(35)	(3,864)
Genuine Parts Co.	(32)	(2,875)
LKQ Corp.*	(68)	(2,581)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Lowe’s Cos., Inc.	(182)	$(15,970)
Macy’s, Inc.	(6)	(178)
Netflix, Inc.*	(59)	(17,426)
TripAdvisor, Inc.*	(33)	(1,349)

		(46,721)

Semiconductors & Semiconductor Equipment — (1.5)%
Broadcom Ltd. (Singapore)	(50)	(11,782)
Microchip Technology, Inc.	(57)	(5,208)
NVIDIA Corp.	(62)	(14,359)
Xilinx, Inc.	(56)	(4,045)

		(35,394)

Software & Services — (3.9)%
Activision Blizzard, Inc.	(166)	(11,198)
Akamai Technologies, Inc.*	(38)	(2,697)
ANSYS, Inc.*	(19)	(2,977)
Autodesk, Inc.*	(48)	(6,028)
Automatic Data Processing, Inc.	(98)	(11,121)
Cadence Design Systems, Inc.*	(62)	(2,280)
Electronic Arts, Inc.*	(67)	(8,123)
Global Payments, Inc.	(35)	(3,903)
Intuit, Inc.	(57)	(9,881)
PayPal Holdings, Inc.*	(65)	(4,932)
Red Hat, Inc.*	(39)	(5,831)
salesforce.com, Inc.*	(127)	(14,770)
Symantec Corp.	(137)	(3,541)
Synopsys, Inc.*	(33)	(2,747)
Take-Two Interactive Software, Inc.*	(23)	(2,249)
Western Union Co. (The)	(101)	(1,942)

		(94,220)

Technology Hardware & Equipment — (0.5)%
Corning, Inc.	(195)	(5,437)
TE Connectivity Ltd. (Switzerland)	(78)	(7,792)

		(13,229)

Telecommunication Services — (0.2)%
CenturyLink, Inc.	(234)	(3,845)

Transportation — (2.2)%
American Airlines Group, Inc.	(104)	(5,404)
CH Robinson Worldwide, Inc.	(11)	(1,031)
CSX Corp.	(195)	(10,864)
FedEx Corp.	(58)	(13,926)
Southwest Airlines Co.	(130)	(7,446)
United Continental Holdings, Inc.*	(63)	(4,377)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B	(102)	$(10,675)

		(53,723)

Utilities — (2.3)%
Alliant Energy Corp.	(30)	(1,226)
Ameren Corp.	(54)	(3,058)
American Electric Power Co., Inc.	(107)	(7,339)
American Water Works Co., Inc.	(40)	(3,285)
CenterPoint Energy, Inc.	(8)	(219)
CMS Energy Corp.	(62)	(2,808)
DTE Energy Co.	(29)	(3,028)
Edison International	(1)	(64)
Entergy Corp.	(40)	(3,151)
Eversource Energy	(69)	(4,065)
NiSource, Inc.	(73)	(1,745)
PG&E Corp.	(110)	(4,832)
PPL Corp.	(151)	(4,272)
Public Service Enterprise Group, Inc.	(110)	(5,526)
Sempra Energy	(55)	(6,117)
WEC Energy Group, Inc.	(69)	(4,326)

		(55,061)

TOTAL COMMON STOCKS (Proceeds $976,433)		(967,948)

TOTAL SECURITES SOLD SHORT - (40.4)%		(967,948)

(Proceeds $976,433)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.1%		936,960

NET ASSETS - 100.0%		$2,396,181

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 178.5%
COMMON STOCKS — 178.5%
Automobiles & Components — 2.9%
Aptiv PLC (Jersey)†	314	$26,681
BorgWarner, Inc.	34	1,708
Cooper Tire & Rubber Co.(a)	11	322
Fiat Chrysler Automobiles NV (Netherlands)†	421	8,639
General Motors Co.†	479	17,407
Gentex Corp.	71	1,634
Goodyear Tire & Rubber Co. (The)	154	4,093
Lear Corp.†	21	3,908
Modine Manufacturing Co.*	16	338
Tenneco, Inc.	19	1,043
Winnebago Industries, Inc.(a)	31	1,166

		66,939

Capital Goods — 27.9%
3M Co.†	26	5,708
Acuity Brands, Inc.†	58	8,073
AGCO Corp.	57	3,696
Allegion PLC (Ireland)†	64	5,459
Allison Transmission Holdings, Inc.†	274	10,702
American Woodmark Corp.†*	4	394
AMETEK, Inc.†	210	15,954
Arconic, Inc.	17	392
Argan, Inc.†	86	3,694
Atkore International Group, Inc.*	3	60
Barnes Group, Inc.†	9	539
Beacon Roofing Supply, Inc.*	32	1,698
Boeing Co. (The)†	57	18,689
Builders FirstSource, Inc.*	171	3,393
BWX Technologies, Inc.†	64	4,066
Caterpillar, Inc.†	29	4,274
Continental Building Products, Inc.†*	65	1,856
Crane Co.†	68	6,306
Cummins, Inc.†	207	33,553
Curtiss-Wright Corp.	37	4,998
Deere & Co.†	4	621
Dover Corp.†	187	18,367
Eaton Corp. PLC (Ireland)†	42	3,356
EMCOR Group, Inc.†	72	5,611
Emerson Electric Co.†	308	21,036
Flowserve Corp.(a)	77	3,336
Fortune Brands Home & Security, Inc.†	233	13,721
Generac Holdings, Inc.†*	161	7,392

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Dynamics Corp.†	167	$36,890
General Electric Co.†	1,309	17,645
Gibraltar Industries, Inc.*	49	1,659
Gorman-Rupp Co. (The)†	15	439
Graco, Inc.	13	594
Harris Corp.†	149	24,031
Harsco Corp.*	50	1,032
HD Supply Holdings, Inc.†*	110	4,173
Hillenbrand, Inc.†	109	5,003
Honeywell International, Inc.†	211	30,492
Hubbell, Inc.†	57	6,941
Huntington Ingalls Industries, Inc.†	21	5,413
IDEX Corp.	21	2,993
Illinois Tool Works, Inc.†	13	2,037
Ingersoll-Rand PLC (Ireland)†	118	10,090
Johnson Controls International PLC (Ireland)†	256	9,021
L3 Technologies, Inc.†	62	12,896
Lockheed Martin Corp.†	17	5,745
Lydall, Inc.†*	30	1,449
Masco Corp.†	428	17,308
Moog, Inc., Class A†*	9	742
MSC Industrial Direct Co., Inc., Class A	28	2,568
Navistar International Corp.*	14	490
NCI Building Systems, Inc.*	30	531
Northrop Grumman Corp.†	21	7,332
Orbital ATK, Inc.	38	5,039
Owens Corning†	122	9,809
Pentair PLC (Ireland)†	199	13,558
Ply Gem Holdings, Inc.*	23	497
Primoris Services Corp.	34	849
Raytheon Co.†	248	53,523
Rexnord Corp.*	15	445
Rockwell Automation, Inc.†	7	1,219
Rockwell Collins, Inc.†	143	19,284
Simpson Manufacturing Co., Inc.	23	1,325
Snap-on, Inc.†(a)	83	12,246
Spartan Motors, Inc.	4	69
Spirit AeroSystems Holdings, Inc., Class A†	11	921
SPX FLOW, Inc.*	39	1,918
Standex International Corp.†	28	2,670
Stanley Black & Decker, Inc.†	197	30,180

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Teledyne Technologies, Inc.*	7	$1,310
Terex Corp.	31	1,160
TransDigm Group, Inc.†	25	7,675
Trex Co., Inc.†*	15	1,632
United Technologies Corp.†	149	18,747
Universal Forest Products, Inc.	114	3,699
Watsco, Inc.	35	6,334
Welbilt, Inc.*	57	1,109
WESCO International, Inc.*	18	1,117
WW Grainger, Inc.†	56	15,807
Xylem, Inc.†	237	18,230

		644,830

Commercial & Professional Services — 3.6%
ACCO Brands Corp.	29	364
Cimpress NV (Netherlands)*	13	2,011
Cintas Corp.†	47	8,017
Copart, Inc.†*	29	1,477
Deluxe Corp.(a)	37	2,738
Dun & Bradstreet Corp. (The)	8	936
Equifax, Inc.†	33	3,888
FTI Consulting, Inc.*	62	3,001
ICF International, Inc.†	10	584
Interface, Inc.	32	806
Kimball International, Inc., Class B	17	290
Korn/Ferry International	23	1,187
ManpowerGroup, Inc.†	6	691
Matthews International Corp., Class A†	7	354
Navigant Consulting, Inc.*	33	635
Nielsen Holdings PLC (United Kingdom)†	344	10,936
Quad/Graphics, Inc.†	70	1,774
Republic Services, Inc.†	279	18,478
Robert Half International, Inc.†	93	5,384
RPX Corp.	27	289
Steelcase, Inc., Class A(a)	36	490
Stericycle, Inc.†(a)*	137	8,019
Tetra Tech, Inc.	10	491
TriNet Group, Inc.*	36	1,668
UniFirst Corp.†	18	2,910
Waste Management, Inc.†	60	5,047

		82,465

Consumer Durables & Apparel — 7.0%
Acushnet Holdings Corp.	32	739

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Callaway Golf Co.(a)	184	$3,010
Carter’s, Inc.	88	9,161
Cavco Industries, Inc.†*	19	3,301
Crocs, Inc.(a)*	259	4,209
Deckers Outdoor Corp.*	109	9,813
DR Horton, Inc.	132	5,787
Ethan Allen Interiors, Inc.	50	1,149
Garmin Ltd. (Switzerland)†	171	10,077
Gildan Activewear, Inc. (Canada)	108	3,120
Hanesbrands, Inc.†(a)	407	7,497
Hasbro, Inc.	89	7,503
La-Z-Boy, Inc.†	17	509
Leggett & Platt, Inc.(a)	14	621
Mattel, Inc.(a)	560	7,364
Michael Kors Holdings Ltd. (British Virgin Islands)†*	172	10,678
Newell Brands, Inc.(a)	302	7,695
NVR, Inc.†*	6	16,800
Ralph Lauren Corp.†	117	13,081
Steven Madden Ltd.	8	351
TopBuild Corp.*	30	2,296
Tupperware Brands Corp.	75	3,628
VF Corp.†	333	24,682
Vista Outdoor, Inc.*	298	4,863
Whirlpool Corp.†	20	3,062
Wolverine World Wide, Inc.(a)	32	925

		161,921

Consumer Services — 8.4%
Adtalem Global Education, Inc.(a)*	39	1,854
BJ’s Restaurants, Inc.	16	718
Boyd Gaming Corp.†	274	8,730
Brinker International, Inc.†(a)	143	5,162
Carnival Corp. (Panama)†	133	8,722
Choice Hotels International, Inc.	12	962
Churchill Downs, Inc.†	30	7,323
Cracker Barrel Old Country Store, Inc.†(a)	20	3,184
Darden Restaurants, Inc.	20	1,705
Denny’s Corp.†*	49	756
Dine Brands Global, Inc.†	114	7,476
Dunkin’ Brands Group, Inc.†(a)	127	7,581
Graham Holdings Co., Class B†	8	4,818
Hilton Worldwide Holdings, Inc.†	189	14,886
Hyatt Hotels Corp., Class A	118	8,999

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Jack in the Box, Inc.†	65	$5,546
Las Vegas Sands Corp.	13	935
Marriott International, Inc., Class A†	82	11,150
McDonald’s Corp.†	208	32,527
Regis Corp.*	3	45
Restaurant Brands International, Inc. (Canada)	43	2,448
Royal Caribbean Cruises Ltd. (Liberia)†	41	4,827
Ruth’s Hospitality Group, Inc.	16	391
Six Flags Entertainment Corp.(a)	40	2,490
Sonic Corp.†(a)	159	4,012
Stars Group, Inc. (The) (Canada)*	73	2,011
Vail Resorts, Inc.	8	1,774
Wyndham Worldwide Corp.†	101	11,557
Yum! Brands, Inc.†	372	31,668

		194,257

Energy — 5.2%
Andeavor	7	704
Cameco Corp. (Canada)	103	936
Cenovus Energy, Inc. (Canada)	46	393
CVR Energy, Inc.(a)	112	3,385
Diamond Offshore Drilling, Inc.(a)*	136	1,994
Dril-Quip, Inc.(a)*	94	4,211
Enbridge, Inc. (Canada)†	402	12,651
Exterran Corp.*	43	1,148
Frank’s International NV (Netherlands)	160	869
Halliburton Co.	109	5,116
Imperial Oil Ltd. (Canada)	71	1,882
Marathon Petroleum Corp.†	177	12,940
McDermott International, Inc. (Panama)†*	239	1,456
National Oilwell Varco, Inc.	152	5,595
ONEOK, Inc.	106	6,034
Phillips 66†	88	8,441
REX American Resources Corp.*	32	2,330
Rowan Cos. PLC, Class A (United Kingdom)†*	179	2,066
RPC, Inc.(a)	63	1,136
Schlumberger Ltd. (Curacao)†	178	11,531
Ship Finance International Ltd. (Bermuda)†	267	3,818
TechnipFMC PLC (United Kingdom)†	458	13,488

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
TransCanada Corp. (Canada)†	34	$1,405
Transocean Ltd. (Switzerland)†*	193	1,911
Valero Energy Corp.†	131	12,153
World Fuel Services Corp.	55	1,350

		118,943

Food & Staples Retailing — 5.9%
CVS Health Corp.†	356	22,147
Ingles Markets, Inc., Class A†	27	914
Kroger Co. (The)†	978	23,413
SUPERVALU, Inc.(a)*	2	30
Sysco Corp.†	402	24,104
US Foods Holding Corp.*	212	6,947
Walgreens Boots Alliance, Inc.†	267	17,480
Walmart, Inc.†	450	40,036

		135,071

Food, Beverage & Tobacco — 20.1%
Altria Group, Inc.†	668	41,630
Brown-Forman Corp., Class B†	249	13,546
Campbell Soup Co.†(a)	333	14,422
Coca-Cola Co. (The)†	837	36,351
Conagra Brands, Inc.†	424	15,637
Constellation Brands, Inc., Class A†	39	8,889
Dr Pepper Snapple Group, Inc.†	185	21,900
Flowers Foods, Inc.(a)	156	3,410
General Mills, Inc.†	599	26,991
Hershey Co. (The)†	238	23,552
Hormel Foods Corp.†(a)	507	17,400
Hostess Brands, Inc.(a)*	56	828
Ingredion, Inc.†	77	9,927
JM Smucker Co. (The)†	109	13,517
John B Sanfilippo & Son, Inc.	6	347
Kellogg Co.†(a)	320	20,803
Kraft Heinz Co. (The)†	515	32,079
McCormick & Co., Inc., non-voting shares†	186	19,789
Molson Coors Brewing Co., Class B†	171	12,881
Mondelez International, Inc., Class A†	175	7,303
PepsiCo, Inc.†	464	50,646
Philip Morris International, Inc.†	324	32,206
Sanderson Farms, Inc.†	10	1,190
TreeHouse Foods, Inc.*	57	2,181
Tyson Foods, Inc., Class A†	499	36,522

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Universal Corp.	20	$970

		464,917

Health Care Equipment & Services — 12.7%
Abbott Laboratories†	314	18,815
AmerisourceBergen Corp.†	140	12,069
AMN Healthcare Services, Inc.†*	63	3,575
Analogic Corp.	30	2,877
athenahealth, Inc.*	21	3,004
Baxter International, Inc.	130	8,455
Becton Dickinson and Co.†	3	650
Brookdale Senior Living, Inc.(a)*	749	5,026
Chemed Corp.†	14	3,820
Cooper Cos., Inc. (The)†	2	458
Cotiviti Holdings, Inc.†*	205	7,060
Danaher Corp.†	114	11,162
DENTSPLY SIRONA, Inc.	141	7,094
Envision Healthcare Corp.†(a)*	328	12,605
Express Scripts Holding Co.†*	513	35,438
Globus Medical, Inc., Class A†*	215	10,711
Haemonetics Corp.*	56	4,097
Halyard Health, Inc.†*	45	2,074
Henry Schein, Inc.(a)*	9	605
Hill-Rom Holdings, Inc.†	57	4,959
ICU Medical, Inc.†*	29	7,320
Integer Holdings Corp.†*	97	5,485
Invacare Corp.(a)	20	348
Kindred Healthcare, Inc.†	14	128
Laboratory Corp. of America Holdings†*	152	24,586
LifePoint Health, Inc.†*	134	6,298
MEDNAX, Inc.†*	143	7,955
Medtronic PLC (Ireland)†	357	28,639
Meridian Bioscience, Inc.†	49	696
Owens & Minor, Inc.(a)	299	4,649
Quality Systems, Inc.†*	152	2,075
Quest Diagnostics, Inc.†	133	13,340
STERIS PLC (United Kingdom)†	29	2,707
Stryker Corp.†	11	1,770
Tabula Rasa Healthcare, Inc.(a)*	1	39
Tenet Healthcare Corp.(a)*	137	3,322
Tivity Health, Inc.(a)*	45	1,784
Universal Health Services, Inc., Class B†	88	10,420
Varex Imaging Corp.*	15	537

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Varian Medical Systems, Inc.†*	137	$16,803

		293,455

Household & Personal Products — 9.0%
Avon Products, Inc.*	804	2,283
Church & Dwight Co., Inc.†	239	12,036
Clorox Co. (The)†	37	4,925
Colgate-Palmolive Co.†	597	42,793
Coty, Inc., Class A	368	6,734
Edgewell Personal Care Co.†*	48	2,343
Energizer Holdings, Inc.(a)	45	2,681
Estee Lauder Cos., Inc. (The), Class A†	239	35,783
Kimberly-Clark Corp.†	310	34,140
Procter & Gamble Co. (The)†	763	60,491
Spectrum Brands Holdings, Inc.(a)	24	2,489

		206,698

Materials — 4.7%
Avery Dennison Corp.†	90	9,562
Axalta Coating Systems Ltd. (Bermuda)*	4	121
Celanese Corp., Class A	7	701
Chase Corp.	13	1,514
Clearwater Paper Corp.†*	27	1,056
Domtar Corp.†	134	5,700
Eagle Materials, Inc.	27	2,782
Eastman Chemical Co.	18	1,900
Ecolab, Inc.	10	1,371
FMC Corp.	2	153
GCP Applied Technologies, Inc.*	8	232
Greif, Inc., Class A†(a)	15	784
Ingevity Corp.†*	16	1,179
Innophos Holdings, Inc.†	13	523
International Flavors & Fragrances, Inc.	7	958
International Paper Co.†	98	5,236
KapStone Paper and Packaging Corp.	124	4,254
Kraton Corp.*	42	2,004
Louisiana-Pacific Corp.†	86	2,474
LyondellBasell Industries NV, Class A (Netherlands)†	91	9,617
Methanex Corp. (Canada)†	97	5,883
Monsanto Co.†	145	16,920
Neenah Paper, Inc.†	28	2,195

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Packaging Corp. of America†	4	$451
PolyOne Corp.†	120	5,102
PPG Industries, Inc.†	14	1,562
Praxair, Inc.	12	1,732
Scotts Miracle-Gro Co. (The)†	14	1,200
Sensient Technologies Corp.	3	212
Silgan Holdings, Inc.	50	1,392
Summit Materials, Inc., Class A*	64	1,938
Tronox Ltd., Class A (Australia)	71	1,309
Verso Corp., Class A*	100	1,684
Westlake Chemical Corp.†	132	14,672

		108,373

Media — 9.4%
AMC Entertainment Holdings, Inc., Class A	48	674
CBS Corp., Class B, non-voting shares†	482	24,770
Discovery, Inc., Class A†(a)*	782	16,758
DISH Network Corp., Class A†*	152	5,759
Entravision Communications Corp., Class A	120	564
Gannett Co., Inc.	231	2,305
Interpublic Group of Cos., Inc. (The)†	480	11,054
MSG Networks, Inc., Class A†*	199	4,497
News Corp., Class A†	660	10,428
Omnicom Group, Inc.†	227	16,496
Shaw Communications, Inc., Class B (Canada)	157	3,024
Time Warner, Inc.†	698	66,017
Twenty-First Century Fox, Inc., Class A†	885	32,471
Viacom, Inc., Class B†	440	13,666
Walt Disney Co. (The)†	48	4,821
WideOpenWest, Inc.*	2	14
World Wrestling Entertainment, Inc., Class A	80	2,881

		216,199

Pharmaceuticals, Biotechnology & Life Sciences — 9.8%
AbbVie, Inc.†	105	9,938
Agilent Technologies, Inc.†	7	468
Amgen, Inc.†	130	22,162
Biogen, Inc.†*	52	14,239
Cambrex Corp.*	29	1,517
Celgene Corp.†*	233	20,786

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Charles River Laboratories International, Inc.*	13	$1,388
Eli Lilly & Co.†	32	2,476
Emergent BioSolutions, Inc.*	2	105
Exact Sciences Corp.†*	58	2,339
Exelixis, Inc.†*	67	1,484
Gilead Sciences, Inc.†	325	24,502
Halozyme Therapeutics, Inc.*	7	137
Innoviva, Inc.*	102	1,700
Ionis Pharmaceuticals, Inc.†*	8	353
Johnson & Johnson†	197	25,246
Ligand Pharmaceuticals, Inc.†(a)*	21	3,468
Macrogenics, Inc.*	6	151
Merck & Co., Inc.†	627	34,153
Mettler-Toledo International, Inc.*	1	575
Pfizer, Inc.†	668	23,707
PRA Health Sciences, Inc.†*	55	4,563
Regeneron Pharmaceuticals, Inc.*	11	3,788
Vertex Pharmaceuticals, Inc.†*	2	326
Waters Corp.†*	55	10,926
Zoetis, Inc.†	185	15,449

		225,946

Retailing — 13.4%
Abercrombie & Fitch Co., Class A	192	4,648
Advance Auto Parts, Inc.†	168	19,916
Amazon.com, Inc.†*	24	34,736
Asbury Automotive Group, Inc.†*	51	3,442
AutoNation, Inc.†*	34	1,591
AutoZone, Inc.†*	40	25,948
Bed Bath & Beyond, Inc.†(a)	133	2,792
Best Buy Co., Inc.†	81	5,669
Booking Holdings, Inc.†*	9	18,724
Dollar General Corp.†	10	936
Dollar Tree, Inc.†*	42	3,986
Foot Locker, Inc.†	61	2,778
GameStop Corp., Class A(a)	16	202
Gap, Inc. (The)†	159	4,961
Home Depot, Inc. (The)†	142	25,310
Kohl’s Corp.†	122	7,992
L Brands, Inc.	55	2,102
Lands’ End, Inc.*	3	70
LKQ Corp.†*	37	1,404
Lumber Liquidators Holdings, Inc.(a)*	49	1,172

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Macy’s, Inc.(a)	193	$5,740
Murphy USA, Inc.*	50	3,640
Nutrisystem, Inc.†(a)	229	6,172
O’Reilly Automotive, Inc.†*	23	5,690
Penske Automotive Group, Inc.	14	621
PetMed Express, Inc.†(a)	181	7,557
Pool Corp.	9	1,316
Qurate Retail Group, Inc.†*	10	252
RH(a)*	34	3,240
Ross Stores, Inc.†	186	14,504
Sally Beauty Holdings, Inc.†*	204	3,356
Shutterfly, Inc.*	77	6,256
Signet Jewelers Ltd. (Bermuda)†(a)	117	4,507
Tailored Brands, Inc.(a)	127	3,183
Target Corp.†	283	19,649
Tiffany & Co.	43	4,199
TJX Cos., Inc. (The)†	468	38,170
Tractor Supply Co.†	97	6,113
Ulta Beauty, Inc.*	25	5,107
Urban Outfitters, Inc.*	8	296
Williams-Sonoma, Inc.(a)	26	1,372
Zumiez, Inc.(a)*	5	120

		309,439

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc.*	3	192
Analog Devices, Inc.†	66	6,015
Applied Materials, Inc.†	38	2,113
Cirrus Logic, Inc.*	91	3,697
Cohu, Inc.	14	319
Diodes, Inc.*	32	975
First Solar, Inc.†*	68	4,827
Intel Corp.†	207	10,781
KLA-Tencor Corp.†	19	2,071
Lam Research Corp.†	1	203
Marvell Technology Group Ltd. (Bermuda)†	418	8,778
Maxim Integrated Products, Inc.†	37	2,228
Micron Technology, Inc.†*	187	9,750
MKS Instruments, Inc.†	10	1,156
ON Semiconductor Corp.†*	126	3,082
Qorvo, Inc.*	47	3,311
QUALCOMM, Inc.†	174	9,641
Rambus, Inc.*	42	564
Teradyne, Inc.†	130	5,942

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Texas Instruments, Inc.†	85	$8,831
Xcerra Corp.*	109	1,270

		85,746

Software & Services — 18.0%
Accenture PLC, Class A (Ireland)†	101	15,504
Adobe Systems, Inc.†*	9	1,945
Alarm.com Holdings, Inc.*	45	1,698
Alliance Data Systems Corp.	47	10,004
Alphabet, Inc., Class A†*	41	42,523
ANSYS, Inc.†*	26	4,074
Appfolio, Inc., Class A*	7	286
Aspen Technology, Inc.†*	58	4,576
Blackbaud, Inc.(a)	6	611
Blackhawk Network Holdings, Inc.*	17	760
Blucora, Inc.*	102	2,509
CA, Inc.†	421	14,272
CACI International, Inc., Class A*	20	3,027
Cadence Design Systems, Inc.†*	165	6,067
Cardtronics PLC, Class A (United Kingdom)*	110	2,454
Cars.com, Inc.†(a)*	165	4,674
CDK Global, Inc.†	77	4,877
CGI Group, Inc., Class A (Canada)†*	75	4,323
Cision Ltd. (Cayman Islands)*	2	23
Citrix Systems, Inc.†*	47	4,362
Conduent, Inc.*	204	3,803
Convergys Corp.†	273	6,175
CSG Systems International, Inc.†	22	996
DST Systems, Inc.	90	7,528
DXC Technology Co.†	183	18,397
eBay, Inc.†*	158	6,358
Etsy, Inc.†*	284	7,969
Euronet Worldwide, Inc.*	30	2,368
Facebook, Inc., Class A†*	202	32,278
Fair Isaac Corp.†*	26	4,404
Fidelity National Information Services, Inc.†	284	27,349
Fiserv, Inc.†*	238	16,972
Globant SA (Luxembourg)*	22	1,134
GoDaddy, Inc., Class A*	17	1,044
GrubHub, Inc.(a)*	17	1,725
IAC/InterActiveCorp.†*	36	5,630
International Business Machines Corp.†	218	33,448

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
j2 Global, Inc.†(a)	84	$6,629
Leidos Holdings, Inc.†	76	4,970
LogMeIn, Inc.	8	924
Manhattan Associates, Inc.†*	52	2,178
MAXIMUS, Inc.†	10	667
Microsoft Corp.†	48	4,381
Monotype Imaging Holdings, Inc.	1	22
NIC, Inc.†(a)	297	3,950
Open Text Corp. (Canada)†	174	6,055
Oracle Corp.†	341	15,601
Paychex, Inc.†	276	16,999
Progress Software Corp.†	124	4,768
Qualys, Inc.*	7	509
Quotient Technology, Inc.*	1	13
SS&C Technologies Holdings, Inc.†	174	9,333
Stamps.com, Inc.†*	44	8,846
Symantec Corp.†	181	4,679
Synopsys, Inc.†*	33	2,747
Total System Services, Inc.	31	2,674
Trade Desk, Inc. (The), Class A†*	2	99
Travelport Worldwide Ltd. (Bermuda)†	77	1,258
Tyler Technologies, Inc.*	4	844
VeriSign, Inc.†*	66	7,825
Visa, Inc., Class A†	8	957
Web.com Group, Inc.*	72	1,303
Zynga, Inc., Class A*	326	1,193

		415,571

Technology Hardware & Equipment — 9.0%
Amphenol Corp., Class A†	89	7,666
Apple, Inc.†	172	28,858
Arista Networks, Inc.*	1	255
AVX Corp.†(a)	64	1,059
Badger Meter, Inc.(a)	22	1,037
CDW Corp.†	104	7,312
Cisco Systems, Inc.†	215	9,221
CommScope Holding Co., Inc.*	28	1,119
Diebold Nixdorf, Inc.(a)	7	108
Dolby Laboratories, Inc., Class A	7	445
EchoStar Corp., Class A*	7	369
Electro Scientific Industries, Inc.†*	274	5,296
F5 Networks, Inc.†*	68	9,833
FLIR Systems, Inc.†	174	8,702
Hewlett Packard Enterprise Co.†	791	13,874

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
HP, Inc.†	771	$16,900
InterDigital, Inc.†	63	4,637
Itron, Inc.*	49	3,506
Jabil, Inc.	82	2,356
Juniper Networks, Inc.†	580	14,111
Mitel Networks Corp. (Canada)*	184	1,708
Motorola Solutions, Inc.†	235	24,746
NetApp, Inc.†	63	3,886
NETGEAR, Inc.(a)*	27	1,544
OSI Systems, Inc.*	22	1,436
Plantronics, Inc.†	55	3,320
ScanSource, Inc.†*	50	1,778
Seagate Technology PLC (Ireland)†	193	11,294
SYNNEX Corp.	15	1,776
TTM Technologies, Inc.*	23	352
Ubiquiti Networks, Inc.(a)*	20	1,376
Vishay Intertechnology, Inc.†	427	7,942
Xerox Corp.†	164	4,720
Zebra Technologies Corp., Class A†*	39	5,428

		207,970

Telecommunication Services — 3.6%
AT&T, Inc.†	597	21,283
BCE, Inc. (Canada)	103	4,433
Cogent Communications Holdings, Inc.	28	1,215
Frontier Communications Corp.†	1	7
Rogers Communications, Inc., Class B (Canada)	137	6,121
United States Cellular Corp.†*	21	844
Verizon Communications, Inc.†	838	40,073
Vonage Holdings Corp.*	531	5,655
Zayo Group Holdings, Inc.*	119	4,065

		83,696

Transportation — 4.2%
Alaska Air Group, Inc.†	297	18,402
CH Robinson Worldwide, Inc.†(a)	189	17,711
Delta Air Lines, Inc.	82	4,494
Expeditors International of Washington, Inc.†	330	20,889
Kansas City Southern†	112	12,303
Landstar System, Inc.†	39	4,276
Norfolk Southern Corp.	28	3,802
Old Dominion Freight Line, Inc.	33	4,850
Saia, Inc.*	8	601

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Schneider National, Inc., Class B	35	$912
Union Pacific Corp.†	60	8,066
United Parcel Service, Inc., Class B	5	523
Universal Logistics Holdings, Inc.	1	21

		96,850

TOTAL COMMON STOCKS (Cost $3,947,939)		4,119,286

TOTAL LONG POSITIONS - 178.5%		4,119,286

(Cost $3,947,939)

SHORT POSITIONS — (77.3)%
COMMON STOCKS — (77.3)%
Automobiles & Components — (2.1)%
Adient PLC (Ireland)	(232)	(13,864)
American Axle & Manufacturing Holdings, Inc.*	(316)	(4,810)
Dorman Products, Inc.*	(40)	(2,648)
Ford Motor Co.	(583)	(6,460)
Fox Factory Holding Corp.*	(39)	(1,361)
Gentherm, Inc.*	(71)	(2,410)
LCI Industries	(43)	(4,478)
Tesla, Inc.*	(44)	(11,710)
Visteon Corp.*	(12)	(1,323)

		(49,064)

Capital Goods — (10.3)%
AAON, Inc.	(29)	(1,131)
AAR Corp.	(138)	(6,087)
Actuant Corp., Class A	(107)	(2,488)
Advanced Drainage Systems, Inc.	(35)	(906)
AECOM*	(49)	(1,746)
Aegion Corp.*	(37)	(848)
Aerovironment, Inc.*	(7)	(319)
Albany International Corp., Class A	(6)	(376)
American Railcar Industries, Inc.	(1)	(37)
Apogee Enterprises, Inc.	(150)	(6,502)
Astronics Corp.*	(67)	(2,499)
Axon Enterprise, Inc.*	(184)	(7,233)
Briggs & Stratton Corp.	(52)	(1,113)
CAI International, Inc.*	(64)	(1,361)
Carlisle Cos., Inc.	(6)	(626)
Chart Industries, Inc.*	(75)	(4,427)
Chicago Bridge & Iron Co. NV (Netherlands)	(86)	(1,238)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
CIRCOR International, Inc.	(27)	$(1,152)
Colfax Corp.*	(38)	(1,212)
Cubic Corp.	(77)	(4,897)
Donaldson Co., Inc.	(47)	(2,117)
Douglas Dynamics, Inc.	(48)	(2,081)
DXP Enterprises, Inc.*	(1)	(39)
Dycom Industries, Inc.*	(96)	(10,332)
EnerSys	(53)	(3,677)
EnPro Industries, Inc.	(20)	(1,548)
Esterline Technologies Corp.*	(24)	(1,756)
Evoqua Water Technologies Corp.*	(23)	(490)
Federal Signal Corp.	(17)	(374)
Franklin Electric Co., Inc.	(81)	(3,301)
General Cable Corp.	(46)	(1,362)
Granite Construction, Inc.	(13)	(726)
Griffon Corp.	(28)	(511)
HEICO Corp.	(4)	(347)
Herc Holdings, Inc.*	(67)	(4,352)
Hexcel Corp.	(12)	(775)
Hyster-Yale Materials Handling, Inc.	(9)	(629)
Jacobs Engineering Group, Inc.	(163)	(9,641)
JELD-WEN Holding, Inc.*	(125)	(3,829)
John Bean Technologies Corp.	(20)	(2,268)
Kennametal, Inc.	(149)	(5,984)
KLX, Inc.*	(19)	(1,350)
Kratos Defense & Security Solutions, Inc.*	(870)	(8,952)
Lincoln Electric Holdings, Inc.	(39)	(3,508)
Lindsay Corp.	(2)	(183)
Manitowoc Co., Inc. (The)*	(70)	(1,992)
Masonite International Corp. (Canada)*	(46)	(2,822)
MasTec, Inc.*	(252)	(11,857)
Mercury Systems, Inc.*	(102)	(4,929)
Meritor, Inc.*	(299)	(6,147)
Milacron Holdings Corp.*	(113)	(2,276)
MRC Global, Inc.*	(508)	(8,352)
Mueller Industries, Inc.	(12)	(314)
Mueller Water Products, Inc., Class A	(6)	(65)
National Presto Industries, Inc.	(12)	(1,125)
Nordson Corp.	(9)	(1,227)
NOW, Inc.*	(954)	(9,750)
Parker-Hannifin Corp.	(4)	(684)
Patrick Industries, Inc.*	(77)	(4,762)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Proto Labs, Inc.*	(22)	$(2,586)
Raven Industries, Inc.	(47)	(1,647)
RBC Bearings, Inc.*	(2)	(248)
Regal Beloit Corp.	(5)	(367)
REV Group, Inc.	(34)	(706)
Roper Technologies, Inc.	(2)	(561)
Rush Enterprises, Inc., Class A*	(34)	(1,445)
SPX Corp.*	(118)	(3,833)
Sunrun, Inc.*	(722)	(6,447)
Tennant Co.	(23)	(1,557)
Textainer Group Holdings Ltd. (Bermuda)*	(28)	(475)
Thermon Group Holdings, Inc.*	(54)	(1,210)
Timken Co. (The)	(226)	(10,306)
Titan International, Inc.	(93)	(1,173)
Toro Co. (The)	(17)	(1,062)
Triumph Group, Inc.	(252)	(6,350)
Tutor Perini Corp.*	(48)	(1,058)
United Rentals, Inc.*	(43)	(7,427)
USG Corp.*	(151)	(6,103)
Vicor Corp.*	(1)	(29)
Wabash National Corp.	(170)	(3,538)
Wesco Aircraft Holdings, Inc.*	(185)	(1,896)
Woodward, Inc.	(67)	(4,801)

		(237,457)

Commercial & Professional Services — (2.4)%
ABM Industries, Inc.	(220)	(7,366)
Advanced Disposal Services, Inc.*	(112)	(2,495)
ASGN, Inc.*	(3)	(246)
CoStar Group, Inc.*	(3)	(1,088)
Covanta Holding Corp.	(376)	(5,452)
Healthcare Services Group, Inc.	(45)	(1,957)
HNI Corp.	(71)	(2,562)
IHS Markit Ltd. (Bermuda)*	(63)	(3,039)
Insperity, Inc.	(4)	(278)
KAR Auction Services, Inc.	(90)	(4,878)
MSA Safety, Inc.	(42)	(3,496)
Multi-Color Corp.	(36)	(2,378)
Pitney Bowes, Inc.	(548)	(5,968)
Ritchie Bros Auctioneers, Inc. (Canada)	(148)	(4,658)
Rollins, Inc.	(13)	(663)
RR Donnelley & Sons Co.	(192)	(1,676)
TransUnion*	(16)	(908)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
TrueBlue, Inc.*	(75)	$(1,942)
US Ecology, Inc.	(47)	(2,505)
Verisk Analytics, Inc.*	(3)	(312)
WageWorks, Inc.*	(39)	(1,763)

		(55,630)

Consumer Durables & Apparel — (3.2)%
American Outdoor Brands Corp.*	(445)	(4,592)
Canada Goose Holdings, Inc. (Canada)*	(65)	(2,172)
G-III Apparel Group Ltd.*	(300)	(11,304)
GoPro, Inc., Class A*	(278)	(1,332)
Installed Building Products, Inc.*	(55)	(3,303)
iRobot Corp.*	(285)	(18,294)
Lululemon Athletica, Inc.*	(50)	(4,456)
Mohawk Industries, Inc.*	(17)	(3,948)
Movado Group, Inc.	(14)	(538)
NIKE, Inc., Class B	(69)	(4,584)
Oxford Industries, Inc.	(5)	(373)
PVH Corp.	(5)	(757)
Skechers U.S.A., Inc., Class A*	(322)	(12,523)
Sturm Ruger & Co., Inc.	(13)	(682)
Tapestry, Inc.	(36)	(1,894)
Under Armour, Inc., Class C*	(145)	(2,081)

		(72,833)

Consumer Services — (3.9)%
Belmond Ltd., Class A (Bermuda)*	(75)	(836)
Bloomin’ Brands, Inc.	(78)	(1,894)
Chegg, Inc.*	(311)	(6,425)
Chipotle Mexican Grill, Inc.*	(9)	(2,908)
Dave & Buster’s Entertainment, Inc.*	(261)	(10,894)
Fiesta Restaurant Group, Inc.*	(48)	(888)
Golden Entertainment, Inc.*	(1)	(23)
Grand Canyon Education, Inc.*	(1)	(105)
ILG, Inc.	(284)	(8,835)
International Speedway Corp., Class A	(20)	(882)
La Quinta Holdings, Inc.*	(312)	(5,900)
Marcus Corp. (The)	(52)	(1,578)
MGM Resorts International	(252)	(8,825)
Papa John’s International, Inc.	(15)	(861)
Planet Fitness, Inc., Class A*	(64)	(2,417)
Service Corp. International	(34)	(1,283)
Shake Shack, Inc., Class A*	(262)	(10,907)
Starbucks Corp.	(19)	(1,100)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Texas Roadhouse, Inc.	(124)	$(7,165)
Wendy’s Co. (The)	(502)	(8,810)
Wingstop, Inc.	(141)	(6,659)

		(89,195)

Energy — (5.1)%
Delek US Holdings, Inc.	(278)	(11,315)
Ensco PLC, Class A (United Kingdom)	(3,313)	(14,544)
Forum Energy Technologies, Inc.*	(329)	(3,619)
Green Plains, Inc.	(463)	(7,778)
Helix Energy Solutions Group, Inc.*	(954)	(5,524)
Keane Group, Inc.*	(532)	(7,874)
Nabors Industries Ltd. (Bermuda)	(550)	(3,844)
Newpark Resources, Inc.*	(117)	(948)
Nexgen Energy Ltd. (Canada)*	(8)	(14)
Oceaneering International, Inc.	(188)	(3,486)
Oil States International, Inc.*	(72)	(1,886)
Patterson-UTI Energy, Inc.	(834)	(14,603)
Pembina Pipeline Corp. (Canada)	(34)	(1,062)
ProPetro Holding Corp.*	(163)	(2,590)
Select Energy Services, Inc., Class A*	(20)	(252)
SemGroup Corp., Class A	(428)	(9,159)
Solaris Oilfield Infrastructure, Inc., Class A*	(83)	(1,374)
Suncor Energy, Inc. (Canada)	(8)	(276)
Targa Resources Corp.	(172)	(7,568)
Unit Corp.*	(268)	(5,296)
US Silica Holdings, Inc.	(305)	(7,784)
Weatherford International PLC (Ireland)*	(3,405)	(7,797)

		(118,593)

Food & Staples Retailing — (0.5)%
Casey’s General Stores, Inc.	(54)	(5,928)
PriceSmart, Inc.	(14)	(1,170)
Smart & Final Stores, Inc.*	(212)	(1,177)
SpartanNash Co.	(4)	(69)
United Natural Foods, Inc.*	(96)	(4,122)

		(12,466)

Food, Beverage & Tobacco — (2.5)%
B&G Foods, Inc.	(215)	(5,097)
Blue Buffalo Pet Products, Inc.*	(290)	(11,545)
Coca-Cola Bottling Co. Consolidated	(41)	(7,079)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Cott Corp. (Canada)	(69)	$(1,016)
Darling Ingredients, Inc.*	(548)	(9,480)
Farmer Brothers Co.*	(39)	(1,178)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(23)	(1,041)
Freshpet, Inc.*	(2)	(33)
Hain Celestial Group, Inc. (The)*	(400)	(12,828)
J&J Snack Foods Corp.	(12)	(1,639)
Lamb Weston Holdings, Inc.	(21)	(1,223)
MGP Ingredients, Inc.	(54)	(4,838)
Tootsie Roll Industries, Inc.	(31)	(915)
Vector Group Ltd.	(14)	(285)

		(58,197)

Health Care Equipment & Services — (6.9)%
Acadia Healthcare Co., Inc.*	(421)	(16,495)
Align Technology, Inc.*	(4)	(1,005)
Almost Family, Inc.*	(14)	(784)
Amedisys, Inc.*	(7)	(422)
BioTelemetry, Inc.*	(263)	(8,166)
Cardinal Health, Inc.	(85)	(5,328)
Cardiovascular Systems, Inc.*	(59)	(1,294)
CryoLife, Inc.*	(2)	(40)
DaVita, Inc.*	(170)	(11,210)
DexCom, Inc.*	(25)	(1,854)
Diplomat Pharmacy, Inc.*	(319)	(6,428)
Ensign Group, Inc. (The)	(113)	(2,972)
Evolent Health, Inc., Class A*	(611)	(8,707)
Glaukos Corp.*	(71)	(2,189)
HCA Healthcare, Inc.	(4)	(388)
Inovalon Holdings, Inc., Class A*	(43)	(456)
Insulet Corp.*	(35)	(3,034)
iRhythm Technologies, Inc.*	(19)	(1,196)
K2M Group Holdings, Inc.*	(201)	(3,809)
LHC Group, Inc.*	(45)	(2,770)
McKesson Corp.	(84)	(11,833)
Medidata Solutions, Inc.*	(30)	(1,884)
Merit Medical Systems, Inc.*	(69)	(3,129)
Natus Medical, Inc.*	(64)	(2,154)
Neogen Corp.*	(8)	(536)
Nevro Corp.*	(103)	(8,927)
Novocure Ltd. (Jersey)*	(120)	(2,616)
NxStage Medical, Inc.*	(292)	(7,259)
Omnicell, Inc.*	(105)	(4,557)
OraSure Technologies, Inc.*	(142)	(2,398)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Penumbra, Inc.*	(61)	$(7,055)
Quidel Corp.*	(153)	(7,927)
STAAR Surgical Co.*	(16)	(237)
Tactile Systems Technology, Inc.*	(7)	(223)
Teladoc, Inc.*	(274)	(11,042)
ViewRay, Inc.*	(46)	(296)
West Pharmaceutical Services, Inc.	(27)	(2,384)
Wright Medical Group NV (Netherlands)*	(295)	(5,853)

		(158,857)

Household & Personal Products — (0.2)%
Central Garden & Pet Co., Class A*	(2)	(79)
WD-40 Co.	(35)	(4,611)

		(4,690)

Materials — (4.7)%
A Schulman, Inc.	(3)	(129)
AdvanSix, Inc.*	(15)	(522)
Air Products & Chemicals, Inc.	(8)	(1,272)
Albemarle Corp.	(50)	(4,637)
American Vanguard Corp.	(51)	(1,030)
AptarGroup, Inc.	(17)	(1,527)
Ashland Global Holdings, Inc.	(62)	(4,327)
Balchem Corp.	(54)	(4,414)
Cabot Corp.	(56)	(3,120)
Ferro Corp.*	(236)	(5,480)
HB Fuller Co.	(184)	(9,150)
Huntsman Corp.	(307)	(8,980)
KMG Chemicals, Inc.	(11)	(659)
Martin Marietta Materials, Inc.	(5)	(1,036)
NewMarket Corp.	(18)	(7,230)
Nutrien Ltd. (Canada)	(165)	(7,798)
PH Glatfelter Co.	(98)	(2,012)
Rayonier Advanced Materials, Inc.	(110)	(2,362)
RPM International, Inc.	(9)	(429)
Sonoco Products Co.	(13)	(630)
Tredegar Corp.	(36)	(646)
Trinseo SA (Luxembourg)	(46)	(3,406)
US Concrete, Inc.*	(163)	(9,845)
Valvoline, Inc.	(46)	(1,018)
Venator Materials PLC (United Kingdom)*	(378)	(6,838)
Vulcan Materials Co.	(64)	(7,307)
WestRock Co.	(195)	(12,513)

		(108,317)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (1.7)%
Altice Usa, Inc., Class A*	(114)	$(2,107)
Charter Communications, Inc., Class A*	(21)	(6,536)
Entercom Communications Corp., Class A	(286)	(2,760)
EW Scripps Co. (The), Class A	(177)	(2,122)
Gray Television, Inc.*	(58)	(737)
Live Nation Entertainment, Inc.*	(94)	(3,961)
Madison Square Garden Co. (The), Class A*	(21)	(5,162)
Meredith Corp.	(108)	(5,810)
New Media Investment Group, Inc.	(5)	(86)
New York Times Co. (The), Class A	(72)	(1,735)
Scholastic Corp.	(31)	(1,204)
Sinclair Broadcast Group, Inc., Class A	(147)	(4,601)
TEGNA, Inc.	(257)	(2,927)
tronc, Inc.*	(2)	(33)

		(39,781)

Pharmaceuticals, Biotechnology & Life Sciences — (3.3)%
Aclaris Therapeutics, Inc.*	(75)	(1,314)
Aerie Pharmaceuticals, Inc.*	(51)	(2,767)
Alder Biopharmaceuticals, Inc.*	(158)	(2,007)
Bio-Rad Laboratories, Inc., Class A*	(28)	(7,002)
Bruker Corp.	(12)	(359)
Coherus Biosciences, Inc.*	(157)	(1,735)
Dynavax Technologies Corp.*	(30)	(597)
Epizyme, Inc.*	(40)	(710)
Five Prime Therapeutics, Inc.*	(42)	(722)
Flexion Therapeutics, Inc.*	(45)	(1,008)
Heron Therapeutics, Inc.*	(82)	(2,263)
Illumina, Inc.*	(31)	(7,329)
Intellia Therapeutics, Inc.*	(10)	(211)
Intra-Cellular Therapies, Inc.*	(26)	(547)
La Jolla Pharmaceutical Co.*	(51)	(1,519)
Medicines Co. (The)*	(49)	(1,614)
NeoGenomics, Inc.*	(108)	(881)
Pacira Pharmaceuticals, Inc.*	(33)	(1,028)
PerkinElmer, Inc.	(43)	(3,256)
Portola Pharmaceuticals, Inc.*	(138)	(4,507)
Prothena Corp. PLC (Ireland)*	(35)	(1,285)
Puma Biotechnology, Inc.*	(7)	(476)
QIAGEN NV (Netherlands)*	(191)	(6,171)
Radius Health, Inc.*	(67)	(2,408)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Revance Therapeutics, Inc.*	(19)	$(585)
Rigel Pharmaceuticals, Inc.*	(41)	(145)
Spark Therapeutics, Inc.*	(18)	(1,199)
Syneos Health, Inc.*	(220)	(7,810)
TG Therapeutics, Inc.*	(115)	(1,633)
TherapeuticsMD, Inc.*	(431)	(2,099)
Theravance Biopharma, Inc. (Cayman Islands)*	(119)	(2,886)
Ultragenyx Pharmaceutical, Inc.*	(65)	(3,314)
Zogenix, Inc.*	(122)	(4,886)

		(76,273)

Retailing — (5.0)%
Aaron’s, Inc.	(45)	(2,097)
At Home Group, Inc.*	(29)	(929)
Burlington Stores, Inc.*	(50)	(6,658)
Caleres, Inc.	(112)	(3,763)
Camping World Holdings, Inc., Class A	(188)	(6,063)
Children’s Place, Inc. (The)	(4)	(541)
Core-Mark Holding Co., Inc.	(22)	(468)
Dick’s Sporting Goods, Inc.	(61)	(2,138)
DSW, Inc., Class A	(13)	(292)
Express, Inc.*	(932)	(6,673)
Finish Line, Inc. (The), Class A	(93)	(1,259)
Five Below, Inc.*	(17)	(1,247)
Floor & Decor Holdings, Inc., Class A*	(160)	(8,339)
Genesco, Inc.*	(79)	(3,207)
Genuine Parts Co.	(5)	(449)
Group 1 Automotive, Inc.	(47)	(3,071)
Guess?, Inc.	(604)	(12,527)
JC Penney Co., Inc.*	(98)	(296)
Lithia Motors, Inc., Class A	(55)	(5,529)
Lowe’s Cos., Inc.	(70)	(6,142)
Monro, Inc.	(5)	(268)
National Vision Holdings, Inc.*	(22)	(711)
Nordstrom, Inc.	(120)	(5,809)
Office Depot, Inc.	(796)	(1,711)
Ollie’s Bargain Outlet Holdings, Inc.*	(86)	(5,186)
Overstock.com, Inc.*	(496)	(17,980)
Party City Holdco, Inc.*	(215)	(3,354)
Sonic Automotive, Inc., Class A	(69)	(1,308)
TripAdvisor, Inc.*	(69)	(2,821)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Wayfair, Inc., Class A*	(58)	$(3,917)

		(114,753)

Semiconductors & Semiconductor Equipment — (5.5)%
Ambarella, Inc. (Cayman Islands)*	(166)	(8,132)
Amkor Technology, Inc.*	(236)	(2,391)
Aquantia Corp.*	(5)	(78)
Brooks Automation, Inc.	(437)	(11,834)
Cavium, Inc.*	(109)	(8,652)
Cree, Inc.*	(190)	(7,659)
FormFactor, Inc.*	(246)	(3,358)
Ichor Holdings Ltd. (Cayman Islands)*	(735)	(17,794)
Inphi Corp.*	(502)	(15,110)
Integrated Device Technology, Inc.*	(16)	(489)
Lattice Semiconductor Corp.*	(113)	(629)
MACOM Technology Solutions Holdings, Inc.*	(464)	(7,702)
MaxLinear, Inc.*	(196)	(4,459)
Microsemi Corp.*	(124)	(8,025)
Monolithic Power Systems, Inc.	(41)	(4,747)
Nanometrics, Inc.*	(57)	(1,533)
Photronics, Inc.*	(240)	(1,980)
Power Integrations, Inc.	(37)	(2,529)
Rudolph Technologies, Inc.*	(12)	(332)
Semtech Corp.*	(96)	(3,749)
Synaptics, Inc.*	(260)	(11,890)
Veeco Instruments, Inc.*	(150)	(2,550)
Xperi Corp.	(15)	(317)

		(125,939)

Software & Services — (10.0)%
8x8, Inc.*	(419)	(7,814)
A10 Networks, Inc.*	(52)	(303)
Acxiom Corp.*	(277)	(6,291)
Altair Engineering, Inc., Class A*	(4)	(125)
Autodesk, Inc.*	(47)	(5,902)
Benefitfocus, Inc.*	(52)	(1,269)
Black Knight, Inc.*	(57)	(2,685)
BlackBerry Ltd. (Canada)*	(578)	(6,647)
Blackline, Inc.*	(51)	(2,000)
Box, Inc., Class A*	(611)	(12,556)
Callidus Software, Inc.*	(81)	(2,912)
Carbonite, Inc.*	(86)	(2,477)
Cloudera, Inc.*	(561)	(12,106)
Cornerstone OnDemand, Inc.*	(90)	(3,520)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Coupa Software, Inc.*	(41)	$(1,870)
CSRA, Inc.	(94)	(3,876)
Electronic Arts, Inc.*	(84)	(10,184)
Ellie Mae, Inc.*	(73)	(6,712)
Everbridge, Inc.*	(34)	(1,244)
FireEye, Inc.*	(683)	(11,563)
First Data Corp., Class A*	(844)	(13,504)
Global Payments, Inc.	(18)	(2,007)
Gogo, Inc.*	(654)	(5,644)
Hortonworks, Inc.*	(171)	(3,483)
HubSpot, Inc.*	(41)	(4,440)
Imperva, Inc.*	(45)	(1,948)
Instructure, Inc.*	(25)	(1,054)
MuleSoft, Inc., Class A*	(146)	(6,421)
Nutanix, Inc., Class A*	(28)	(1,375)
Okta, Inc.*	(89)	(3,547)
Pandora Media, Inc.*	(818)	(4,115)
Paylocity Holding Corp.*	(36)	(1,844)
PayPal Holdings, Inc.*	(24)	(1,821)
Pegasystems, Inc.	(16)	(970)
Proofpoint, Inc.*	(4)	(455)
PROS Holdings, Inc.*	(94)	(3,103)
Rapid7, Inc.*	(107)	(2,736)
Science Applications International Corp.	(95)	(7,486)
SecureWorks Corp., Class A*	(37)	(299)
Shutterstock, Inc.*	(22)	(1,059)
Snap, Inc., Class A*	(355)	(5,634)
Square, Inc., Class A*	(212)	(10,430)
Tableau Software, Inc., Class A*	(13)	(1,051)
Take-Two Interactive Software, Inc.*	(22)	(2,151)
Teradata Corp.*	(131)	(5,197)
TrueCar, Inc.*	(710)	(6,717)
Twilio, Inc., Class A*	(298)	(11,378)
Ultimate Software Group, Inc. (The)*	(2)	(487)
Virtusa Corp.*	(22)	(1,066)
Workday, Inc., Class A*	(46)	(5,847)
Workiva, Inc.*	(56)	(1,327)
Yext, Inc.*	(9)	(114)
Zendesk, Inc.*	(213)	(10,196)

		(230,962)

Technology Hardware & Equipment — (4.9)%
ADTRAN, Inc.	(90)	(1,400)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
ARRIS International PLC (United Kingdom)*	(314)	$(8,343)
Belden, Inc.	(6)	(414)
Corning, Inc.	(87)	(2,426)
Cray, Inc.*	(92)	(1,904)
CTS Corp.	(11)	(299)
Electronics For Imaging, Inc.*	(158)	(4,318)
Extreme Networks, Inc.*	(153)	(1,694)
Finisar Corp.*	(977)	(15,446)
Fitbit, Inc., Class A*	(2,384)	(12,158)
II-VI, Inc.*	(361)	(14,765)
Infinera Corp.*	(607)	(6,592)
Insight Enterprises, Inc.*	(55)	(1,921)
Knowles Corp.*	(160)	(2,014)
Mesa Laboratories, Inc.	(4)	(594)
Methode Electronics, Inc.	(97)	(3,793)
Oclaro, Inc.*	(621)	(5,937)
Pure Storage, Inc., Class A*	(32)	(638)
Sanmina Corp.*	(291)	(7,610)
Sierra Wireless, Inc. (Canada)*	(150)	(2,475)
Stratasys Ltd. (Israel)*	(221)	(4,460)
Tech Data Corp.*	(6)	(511)
Trimble, Inc.*	(59)	(2,117)
ViaSat, Inc.*	(137)	(9,004)
Viavi Solutions, Inc.*	(247)	(2,401)

		(113,234)

Telecommunication Services — (1.2)%
ATN International, Inc.	(33)	(1,967)
Boingo Wireless, Inc.*	(43)	(1,065)
CenturyLink, Inc.	(531)	(8,724)
Cincinnati Bell, Inc.*	(205)	(2,839)
Consolidated Communications Holdings, Inc.	(387)	(4,242)
Iridium Communications, Inc.*	(468)	(5,265)
ORBCOMM, Inc.*	(153)	(1,434)
Shenandoah Telecommunications Co.	(73)	(2,628)

		(28,164)

Transportation — (3.9)%
Air Transport Services Group, Inc.*	(154)	(3,591)
Allegiant Travel Co.	(36)	(6,212)
American Airlines Group, Inc.	(151)	(7,846)
ArcBest Corp.	(101)	(3,237)
Atlas Air Worldwide Holdings, Inc.*	(126)	(7,617)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CSX Corp.	(259)	$(14,429)
FedEx Corp.	(4)	(960)
Genesee & Wyoming, Inc., Class A*	(133)	(9,415)
Heartland Express, Inc.	(32)	(576)
Hub Group, Inc., Class A*	(148)	(6,194)
JetBlue Airways Corp.*	(469)	(9,530)
Knight-Swift Transportation Holdings, Inc.	(184)	(8,466)
Matson, Inc.	(19)	(544)
Spirit Airlines, Inc.*	(148)	(5,591)
United Continental Holdings, Inc.*	(72)	(5,002)

		(89,210)

TOTAL COMMON STOCK (Proceeds $1,837,177)		(1,783,615)

TOTAL SECURITES SOLD SHORT - (77.3)%		(1,783,615)

(Proceeds $1,837,177)

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(28,687)

NET ASSETS - 100.0%		$2,306,984

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC   Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 181.5%
COMMON STOCKS — 176.7%
Automobiles & Components — 1.5%
Aptiv PLC (Jersey)†	923	$78,427
BorgWarner, Inc.†	728	36,567
Goodyear Tire & Rubber Co. (The)	830	22,061

		137,055

Capital Goods — 20.9%
3M Co.	8	1,756
AMETEK, Inc.†	798	60,624
Boeing Co. (The)†	477	156,399
Caterpillar, Inc.†	1,013	149,296
Cummins, Inc.†	578	93,688
Dover Corp.	547	53,726
Emerson Electric Co.†	2,192	149,714
Fortune Brands Home & Security, Inc.	533	31,388
General Dynamics Corp.†	1,027	226,864
Harris Corp.†	385	62,093
Honeywell International, Inc.†	1,349	194,944
Ingersoll-Rand PLC (Ireland)†	473	40,446
Jacobs Engineering Group, Inc.†	109	6,447
L3 Technologies, Inc.	58	12,064
Masco Corp.†	1,093	44,201
Northrop Grumman Corp.†	2	698
Pentair PLC (Ireland)†	523	35,632
Raytheon Co.†	996	214,957
Rockwell Collins, Inc.†	563	75,921
Snap-on, Inc.(a)	195	28,770
Stanley Black & Decker, Inc.†	533	81,656
United Technologies Corp.†	954	120,032
WW Grainger, Inc.†(a)	200	56,454
Xylem, Inc.†	622	47,844

		1,945,614

Commercial & Professional Services — 1.0%
Nielsen Holdings PLC (United Kingdom)†	1,250	39,738
Republic Services, Inc.†	565	37,420
Robert Half International, Inc.†	284	16,441

		93,599

Consumer Durables & Apparel — 2.7%
Hanesbrands, Inc.(a)	1,244	22,915
Mattel, Inc.(a)	1,189	15,635
Michael Kors Holdings Ltd. (British Virgin Islands)†*	541	33,585
Newell Brands, Inc.(a)	1,677	42,730

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
PVH Corp.†	2	$303
Ralph Lauren Corp.†	286	31,975
VF Corp.	1,368	101,396

		248,539

Consumer Services — 5.9%
Hilton Worldwide Holdings, Inc.†	1,049	82,619
Marriott International, Inc., Class A†	1,070	145,499
McDonald’s Corp.†	1,326	207,360
Wyndham Worldwide Corp.†	145	16,592
Yum! Brands, Inc.	1,189	101,220

		553,290

Diversified Financials — 7.2%
BlackRock, Inc.†	341	184,727
Cboe Global Markets, Inc.	278	31,720
CME Group, Inc.†	2	324
Franklin Resources, Inc.†(a)	1,909	66,204
Intercontinental Exchange, Inc.	1,425	103,341
Invesco Ltd. (Bermuda)†	1,406	45,006
Moody’s Corp.†	605	97,587
Nasdaq, Inc.†	578	49,835
T Rowe Price Group, Inc.†	851	91,882

		670,626

Energy — 9.3%
Andeavor	530	53,297
Cabot Oil & Gas Corp.	1,591	38,152
ConocoPhillips†	4,194	248,662
Exxon Mobil Corp.	25	1,865
Hess Corp.†	767	38,826
Marathon Petroleum Corp.†	1,714	125,311
Phillips 66†	1,779	170,642
TechnipFMC PLC (United Kingdom)†	1,638	48,239
Valero Energy Corp.†	1,537	142,588

		867,582

Food & Staples Retailing — 5.8%
CVS Health Corp.	1,212	75,399
Kroger Co. (The)†	3,006	71,964
Sysco Corp.†	568	34,057
Walgreens Boots Alliance, Inc.†	1,605	105,079
Walmart, Inc.†	2,891	257,212

		543,711

Food, Beverage & Tobacco — 17.4%
Altria Group, Inc.†	4,791	298,575
Campbell Soup Co.†(a)	1,046	45,302

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Coca-Cola Co. (The)†	3,372	$146,446
Conagra Brands, Inc.†	1,390	51,263
Dr Pepper Snapple Group, Inc.†	621	73,514
General Mills, Inc.†	1,970	88,768
Hershey Co. (The)†	728	72,043
JM Smucker Co. (The)	320	39,683
Kraft Heinz Co. (The)†	2,865	178,461
McCormick & Co., Inc., non-voting shares†	348	37,024
PepsiCo, Inc.†	2,664	290,776
Philip Morris International, Inc.†	2,037	202,478
Tyson Foods, Inc., Class A†	1,289	94,342

		1,618,675

Health Care Equipment & Services — 9.8%
Abbott Laboratories†	1,915	114,747
Aetna, Inc.†	1,129	190,801
AmerisourceBergen Corp.†	233	20,087
Cigna Corp.†	846	141,908
Envision Healthcare Corp.(a)*	351	13,489
Express Scripts Holding Co.†*	1,765	121,926
Humana, Inc.†	502	134,953
Laboratory Corp. of America Holdings†*	361	58,392
Quest Diagnostics, Inc.†	466	46,740
UnitedHealth Group, Inc.†	211	45,154
Varian Medical Systems, Inc.*	223	27,351

		915,548

Household & Personal Products — 8.6%
Church & Dwight Co., Inc.†	855	43,058
Colgate-Palmolive Co.†	1,303	93,399
Estee Lauder Cos., Inc. (The), Class A†	1,301	194,786
Kimberly-Clark Corp.†	1,213	133,588
Procter & Gamble Co. (The)†	4,240	336,147

		800,978

Insurance — 7.1%
Aflac, Inc.	1,294	56,625
Allstate Corp. (The)†	523	49,580
Aon PLC (United Kingdom)†	874	122,648
Hartford Financial Services Group, Inc. (The)	1,199	61,773
Marsh & McLennan Cos., Inc.†	1,794	148,166
Progressive Corp. (The)†	2,010	122,469

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Torchmark Corp.	395	$33,247
Travelers Cos., Inc. (The)	460	63,876

		658,384

Materials — 9.6%
Avery Dennison Corp.	305	32,406
Eastman Chemical Co.	494	52,157
Ecolab, Inc.	275	37,694
Freeport-McMoRan, Inc.†	4,799	84,318
International Flavors & Fragrances, Inc.	238	32,585
International Paper Co.†	1,427	76,245
LyondellBasell Industries NV, Class A (Netherlands)†	1,384	146,261
Monsanto Co.†	1,542	179,936
PPG Industries, Inc.†	900	100,440
Sealed Air Corp.	633	27,086
Sherwin-Williams Co. (The)†	324	127,047

		896,175

Media — 6.6%
CBS Corp., Class B, non-voting shares†	1,392	71,535
Discovery, Inc., Class A†(a)*	2,003	42,924
Interpublic Group of Cos., Inc. (The)	1,364	31,413
News Corp., Class A†	2,014	31,821
Omnicom Group, Inc.†	809	58,790
Time Warner, Inc.†	2,733	258,487
Twenty-First Century Fox, Inc., Class A†	2,138	78,443
Viacom, Inc., Class B†	1,412	43,857

		617,270

Pharmaceuticals, Biotechnology & Life Sciences — 21.3%
AbbVie, Inc.†	1,657	156,835
Amgen, Inc.†	847	144,397
Biogen, Inc.†*	709	194,138
Bristol-Myers Squibb Co.†	541	34,218
Celgene Corp.†*	2,490	222,133
Gilead Sciences, Inc.†	1,696	127,861
Johnson & Johnson†	2,572	329,602
Merck & Co., Inc.†	6,045	329,271
Pfizer, Inc.†	8,739	310,147
Zoetis, Inc.†	1,679	140,213

		1,988,815

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 4.5%
Alexandria Real Estate Equities, Inc., REIT†(a)	344	$42,962
AvalonBay Communities, Inc., REIT†	477	78,447
CBRE Group, Inc., Class A*	1,174	55,436
Equity Residential, REIT	1,271	78,319
Mid-America Apartment Communities, Inc., REIT†	398	36,314
Realty Income Corp., REIT	14	724
Ventas, Inc., REIT†	759	37,593
Weyerhaeuser Co., REIT†	2,642	92,470

		422,265

Retailing — 8.9%
Advance Auto Parts, Inc.	260	30,823
Amazon.com, Inc.*	3	4,342
AutoZone, Inc.*	8	5,190
Best Buy Co., Inc.†	231	16,168
Booking Holdings, Inc.†*	129	268,370
Dollar Tree, Inc.*	74	7,023
Foot Locker, Inc.	420	19,127
Home Depot, Inc. (The)†	1,359	242,228
Kohl’s Corp.	563	36,882
Nordstrom, Inc.	8	387
Ross Stores, Inc.†	1,243	96,929
Target Corp.†	919	63,806
Tiffany & Co.	56	5,469
TJX Cos., Inc. (The)	106	8,645
Tractor Supply Co.	340	21,427

		826,816

Semiconductors & Semiconductor Equipment — 4.3%
Applied Materials, Inc.†	1,221	67,900
Intel Corp.†	1,351	70,360
Micron Technology, Inc.†*	4,119	214,765
Texas Instruments, Inc.	508	52,776

		405,801

Software & Services — 7.8%
Accenture PLC, Class A (Ireland)†	1,222	187,577
Alliance Data Systems Corp.	7	1,490
CA, Inc.†	1,342	45,494
DXC Technology Co.†	986	99,123
Fidelity National Information Services, Inc.	576	55,469
International Business Machines Corp.†	1,644	252,239

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Paychex, Inc.†	1,077	$66,332
Visa, Inc., Class A	145	17,345

		725,069

Technology Hardware & Equipment — 6.0%
Apple, Inc.†	1,662	278,850
Cisco Systems, Inc.†	1,008	43,233
F5 Networks, Inc.†*	22	3,181
Hewlett Packard Enterprise Co.†	3,017	52,918
HP, Inc.†	3,697	81,038
Motorola Solutions, Inc.†	558	58,757
NetApp, Inc.	24	1,481
Seagate Technology PLC (Ireland)†	631	36,926

		556,384

Telecommunication Services — 3.0%
AT&T, Inc.†	101	3,601
Verizon Communications, Inc.†	5,748	274,869

		278,470

Transportation — 1.0%
Alaska Air Group, Inc.	25	1,549
Expeditors International of Washington, Inc.†	609	38,550
Union Pacific Corp.†	372	50,008

		90,107

Utilities — 6.5%
Duke Energy Corp.†	2,007	155,482
FirstEnergy Corp.†	1,560	53,056
NextEra Energy, Inc.†	1,286	210,042
NRG Energy, Inc.	1,095	33,430
Southern Co. (The)†	3,483	155,551

		607,561

TOTAL COMMON STOCKS (Cost $15,810,530)		16,468,334

EXCHANGE TRADED FUNDS — 4.8%
SPDR S&P 500 ETF Trust	1,692	445,250

TOTAL EXCHANGE TRADED FUNDS (Cost $445,994)		445,250

TOTAL LONG POSITIONS - 181.5%		16,913,584

(Cost $16,256,524)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (82.2)%
COMMON STOCKS — (82.2)%
Automobiles & Components — (0.9)%
Ford Motor Co.	(6,436)	$(71,311)
Harley-Davidson, Inc.	(268)	(11,492)

		(82,803)

Banks — (6.6)%
Bank of America Corp.	(1,422)	(42,646)
BB&T Corp.	(17)	(885)
Citigroup, Inc.	(363)	(24,503)
Citizens Financial Group, Inc.	(784)	(32,912)
Comerica, Inc.	(276)	(26,477)
Fifth Third Bancorp	(1,108)	(35,179)
Huntington Bancshares, Inc.	(1,712)	(25,851)
KeyCorp	(1,707)	(33,372)
M&T Bank Corp.	(233)	(42,956)
Regions Financial Corp.	(1,877)	(34,875)
SunTrust Banks, Inc.	(752)	(51,166)
SVB Financial Group*	(85)	(20,401)
US Bancorp	(2,067)	(104,384)
Wells Fargo & Co.	(2,384)	(124,945)
Zions Bancorporation	(316)	(16,663)

		(617,215)

Capital Goods — (1.8)%
Fastenal Co.	(459)	(25,057)
Fluor Corp.	(224)	(12,817)
Parker-Hannifin Corp.	(213)	(36,429)
Quanta Services, Inc.*	(251)	(8,622)
Rockwell Automation, Inc.	(209)	(36,408)
Textron, Inc.	(381)	(22,468)
United Rentals, Inc.*	(137)	(23,664)

		(165,465)

Commercial & Professional Services — (0.7)%
Equifax, Inc.	(191)	(22,502)
IHS Markit Ltd. (Bermuda)*	(645)	(31,115)
Stericycle, Inc.*	(145)	(8,487)

		(62,104)

Consumer Durables & Apparel — (2.3)%
Mohawk Industries, Inc.*	(120)	(27,866)
NIKE, Inc., Class B	(2,097)	(139,325)
Tapestry, Inc.	(454)	(23,885)
Under Armour, Inc., Class C*	(706)	(10,131)
Whirlpool Corp.	(113)	(17,301)

		(218,508)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (3.2)%
Carnival Corp. (Panama)	(454)	$(29,773)
Chipotle Mexican Grill, Inc.*	(46)	(14,863)
MGM Resorts International	(916)	(32,078)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(370)	(19,599)
Royal Caribbean Cruises Ltd. (Liberia)	(341)	(40,149)
Starbucks Corp.	(2,246)	(130,021)
Wynn Resorts Ltd.	(162)	(29,542)

		(296,025)

Diversified Financials — (5.3)%
Affiliated Managers Group, Inc.	(91)	(17,252)
Ameriprise Financial, Inc.	(241)	(35,654)
Capital One Financial Corp.	(748)	(71,673)
Charles Schwab Corp. (The)	(750)	(39,165)
Goldman Sachs Group, Inc. (The)	(605)	(152,375)
Leucadia National Corp.	(569)	(12,933)
Morgan Stanley	(1,776)	(95,833)
Navient Corp.	(419)	(5,497)
Raymond James Financial, Inc.	(232)	(20,743)
Synchrony Financial	(1,230)	(41,242)

		(492,367)

Energy — (4.8)%
Anadarko Petroleum Corp.	(847)	(51,167)
Cimarex Energy Co.	(152)	(14,212)
Concho Resources, Inc.*	(238)	(35,779)
Devon Energy Corp.	(850)	(27,022)
EOG Resources, Inc.	(688)	(72,426)
EQT Corp.	(421)	(20,002)
Halliburton Co.	(627)	(29,431)
Helmerich & Payne, Inc.	(175)	(11,648)
Kinder Morgan, Inc.	(3,710)	(55,873)
Newfield Exploration Co.*	(322)	(7,863)
ONEOK, Inc.	(620)	(35,290)
Pioneer Natural Resources Co.	(271)	(46,552)
Range Resources Corp.	(402)	(5,845)
Williams Cos., Inc. (The)	(1,339)	(33,288)

		(446,398)

Food & Staples Retailing — (0.9)%
Costco Wholesale Corp.	(438)	(82,532)

Food, Beverage & Tobacco — (2.1)%
Archer-Daniels-Midland Co.	(889)	(38,556)
Brown-Forman Corp., Class B	(143)	(7,779)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Constellation Brands, Inc., Class A	(23)	$(5,242)
Mondelez International, Inc., Class A	(2,277)	(95,019)
Monster Beverage Corp.*	(904)	(51,718)

		(198,314)

Health Care Equipment & Services — (6.2)%
Align Technology, Inc.*	(129)	(32,396)
Anthem, Inc.	(56)	(12,303)
Becton Dickinson and Co.	(425)	(92,098)
Boston Scientific Corp.*	(2,192)	(59,885)
Cardinal Health, Inc.	(502)	(31,465)
Centene Corp.*	(103)	(11,008)
Cerner Corp.*	(560)	(32,480)
Cooper Cos., Inc. (The)	(78)	(17,847)
DaVita, Inc.*	(291)	(19,189)
DENTSPLY SIRONA, Inc.	(311)	(15,646)
Edwards Lifesciences Corp.*	(99)	(13,812)
HCA Healthcare, Inc.	(558)	(54,126)
Henry Schein, Inc.*	(246)	(16,534)
Hologic, Inc.*	(440)	(16,438)
IDEXX Laboratories, Inc.*	(141)	(26,986)
Intuitive Surgical, Inc.*	(33)	(13,623)
McKesson Corp.	(328)	(46,205)
ResMed, Inc.	(231)	(22,747)
Stryker Corp.	(29)	(4,667)
Zimmer Biomet Holdings, Inc.	(323)	(35,220)

		(574,675)

Household & Personal Products — (0.5)%
Clorox Co. (The)	(206)	(27,421)
Coty, Inc., Class A	(1,073)	(19,636)

		(47,057)

Insurance — (2.6)%
American International Group, Inc.	(1,290)	(70,202)
Assurant, Inc.	(88)	(8,044)
Brighthouse Financial, Inc.*	(192)	(9,869)
Chubb Ltd. (Switzerland)	(203)	(27,764)
Cincinnati Financial Corp.	(262)	(19,456)
Lincoln National Corp.	(349)	(25,498)
Principal Financial Group, Inc.	(462)	(28,140)
Unum Group	(364)	(17,330)
Willis Towers Watson PLC (Ireland)	(214)	(32,569)

		(238,872)

Materials — (3.8)%
Air Products & Chemicals, Inc.	(32)	(5,089)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Albemarle Corp.	(179)	$(16,600)
CF Industries Holdings, Inc.	(371)	(13,998)
DowDuPont, Inc.	(2,421)	(154,242)
FMC Corp.	(218)	(16,692)
Martin Marietta Materials, Inc.	(100)	(20,730)
Mosaic Co. (The)	(568)	(13,791)
Newmont Mining Corp.	(851)	(33,249)
Nucor Corp.	(508)	(31,034)
Vulcan Materials Co.	(214)	(24,432)
WestRock Co.	(407)	(26,117)

		(355,974)

Media — (3.6)%
Charter Communications, Inc., Class A*	(309)	(96,167)
Comcast Corp., Class A	(2,513)	(85,869)
DISH Network Corp., Class A*	(736)	(27,887)
Walt Disney Co. (The)	(1,201)	(120,628)

		(330,551)

Pharmaceuticals, Biotechnology & Life Sciences — (4.1)%
Agilent Technologies, Inc.	(218)	(14,584)
Alexion Pharmaceuticals, Inc.*	(361)	(40,237)
Illumina, Inc.*	(234)	(55,322)
Incyte Corp.*	(347)	(28,916)
IQVIA Holdings, Inc.*	(332)	(32,573)
Mettler-Toledo International, Inc.*	(41)	(23,576)
Mylan NV (Netherlands)*	(826)	(34,006)
Nektar Therapeutics*	(254)	(26,990)
PerkinElmer, Inc.	(179)	(13,554)
Perrigo Co. PLC (Ireland)	(229)	(19,085)
Regeneron Pharmaceuticals, Inc.*	(17)	(5,854)
Thermo Fisher Scientific, Inc.	(115)	(23,743)
Vertex Pharmaceuticals, Inc.*	(417)	(67,963)

		(386,403)

Real Estate — (4.8)%
American Tower Corp., REIT	(315)	(45,782)
Apartment Investment & Management Co., Class A, REIT	(251)	(10,228)
Boston Properties, Inc., REIT	(247)	(30,435)
Crown Castle International Corp., REIT	(461)	(50,530)
Equinix, Inc., REIT	(110)	(45,995)
Extra Space Storage, Inc., REIT	(165)	(14,414)
GGP, Inc., REIT	(1,527)	(31,242)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Host Hotels & Resorts, Inc., REIT	(1,179)	$(21,977)
Iron Mountain, Inc., REIT	(451)	(14,820)
Kimco Realty Corp., REIT	(680)	(9,792)
Macerich Co. (The), REIT	(225)	(12,604)
Public Storage, REIT	(22)	(4,409)
SBA Communications Corp., REIT*	(191)	(32,646)
Simon Property Group, Inc., REIT	(496)	(76,558)
SL Green Realty Corp., REIT	(148)	(14,331)
UDR, Inc., REIT	(383)	(13,642)
Vornado Realty Trust, REIT	(304)	(20,459)

		(449,864)

Retailing — (5.4)%
CarMax, Inc.*	(294)	(18,210)
Dollar General Corp.	(432)	(40,414)
Expedia Group, Inc.	(197)	(21,751)
Gap, Inc. (The)	(631)	(19,687)
Genuine Parts Co.	(234)	(21,023)
L Brands, Inc.	(451)	(17,233)
LKQ Corp.*	(500)	(18,975)
Lowe’s Cos., Inc.	(1,324)	(116,181)
Macy’s, Inc.	(482)	(14,335)
Netflix, Inc.*	(583)	(172,189)
O’Reilly Automotive, Inc.*	(135)	(33,396)
TripAdvisor, Inc.*	(225)	(9,200)

		(502,594)

Semiconductors & Semiconductor Equipment — (4.3)%
Broadcom Ltd. (Singapore)	(450)	(106,042)
KLA-Tencor Corp.	(251)	(27,362)
Lam Research Corp.	(36)	(7,314)
Microchip Technology, Inc.	(417)	(38,097)
NVIDIA Corp.	(757)	(175,314)
Qorvo, Inc.*	(202)	(14,231)
Xilinx, Inc.	(411)	(29,691)

		(398,051)

Software & Services — (8.7)%
Activision Blizzard, Inc.	(1,225)	(82,638)
Adobe Systems, Inc.*	(215)	(46,457)
Akamai Technologies, Inc.*	(276)	(19,590)
ANSYS, Inc.*	(134)	(20,996)
Autodesk, Inc.*	(355)	(44,581)
Automatic Data Processing, Inc.	(707)	(80,230)
Cadence Design Systems, Inc.*	(457)	(16,804)
Electronic Arts, Inc.*	(490)	(59,408)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Facebook, Inc., Class A*	(181)	$(28,922)
Global Payments, Inc.	(254)	(28,326)
Intuit, Inc.	(414)	(71,767)
Microsoft Corp.	(353)	(32,218)
PayPal Holdings, Inc.*	(868)	(65,855)
Red Hat, Inc.*	(175)	(26,164)
salesforce.com, Inc.*	(760)	(88,388)
Symantec Corp.	(992)	(25,643)
Synopsys, Inc.*	(238)	(19,811)
Take-Two Interactive Software, Inc.*	(169)	(16,525)
VeriSign, Inc.*	(214)	(25,372)
Western Union Co. (The)	(733)	(14,096)

		(813,791)

Technology Hardware & Equipment — (1.4)%
Corning, Inc.	(1,408)	(39,255)
IPG Photonics Corp.*	(66)	(15,403)
TE Connectivity Ltd. (Switzerland)	(726)	(72,527)

		(127,185)

Telecommunication Services — (0.3)%
CenturyLink, Inc.	(1,706)	(28,030)

Transportation — (4.2)%
American Airlines Group, Inc.	(761)	(39,542)
CSX Corp.	(1,439)	(80,167)
FedEx Corp.	(434)	(104,208)
JB Hunt Transport Services, Inc.	(178)	(20,853)
Norfolk Southern Corp.	(129)	(17,516)
Southwest Airlines Co.	(939)	(53,786)
United Continental Holdings, Inc.*	(481)	(33,415)
United Parcel Service, Inc., Class B	(442)	(46,260)

		(395,747)

Utilities — (3.7)%
Ameren Corp.	(387)	(21,916)
American Electric Power Co., Inc.	(785)	(53,843)
American Water Works Co., Inc.	(284)	(23,325)
CMS Energy Corp.	(10)	(453)
Entergy Corp.	(291)	(22,925)
Eversource Energy	(505)	(29,755)
NiSource, Inc.	(537)	(12,840)
PG&E Corp.	(822)	(36,110)
PPL Corp.	(1,106)	(31,289)
Public Service Enterprise Group, Inc.	(806)	(40,493)
Sempra Energy	(401)	(44,599)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

Number of Shares		Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
WEC Energy Group, Inc.	(503)	$(31,538)

		(349,086)

TOTAL COMMON STOCK (Proceeds $7,729,342)		(7,659,611)

TOTAL SECURITES SOLD SHORT - (82.2)%		(7,659,611)

(Proceeds $7,729,342)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		63,486

NET ASSETS - 100.0%		$9,317,459

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.1%
Automobiles & Components — 4.9%
Aptiv PLC (Jersey)(a)	890	$75,623
Fiat Chrysler Automobiles NV (Netherlands)(a)	3,991	81,895
General Motors Co.(a)	531	19,297
Gentex Corp.(a)	1,263	29,074
Lear Corp.(a)	338	62,898
Tenneco, Inc.(a)	975	53,498
Thor Industries, Inc.(a)	240	27,641

		349,926

Capital Goods — 21.2%
Acuity Brands, Inc.(a)	292	40,643
Allegion PLC (Ireland)(a)	600	51,174
Allison Transmission Holdings, Inc.(a)	3,615	141,202
Arconic, Inc.(a)	2,420	55,757
Caterpillar, Inc.(a)	249	36,698
Crane Co.(a)	591	54,809
Cummins, Inc.(a)	705	114,273
Curtiss-Wright Corp.	309	41,737
Dover Corp.(a)	873	85,746
Fortune Brands Home & Security, Inc.(a)	792	46,641
Gardner Denver Holdings, Inc.*	525	16,107
Generac Holdings, Inc.(a)*	1,151	52,842
Hillenbrand, Inc.	352	16,157
Hubbell, Inc.(a)	478	58,211
John Bean Technologies Corp.	90	10,206
Masco Corp.(a)	1,646	66,564
Navistar International Corp.(a)*	2,024	70,779
Owens Corning(a)	1,404	112,882
Snap-on, Inc.(a)	329	48,541
Stanley Black & Decker, Inc.(a)	645	98,814
Teledyne Technologies, Inc.*	136	25,455
Terex Corp.(a)	1,269	47,473
Trex Co., Inc.(a)*	555	60,367
Univar, Inc.*	710	19,703
Wabtec Corp.(a)	731	59,503
Welbilt, Inc.*	776	15,093
WESCO International, Inc.*	231	14,334
Xylem, Inc.(a)	708	54,459

		1,516,170

Commercial & Professional Services — 1.2%
Cimpress NV (Netherlands)(a)*	121	18,719
Deluxe Corp.(a)	732	54,175
Dun & Bradstreet Corp. (The)	51	5,967

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
ManpowerGroup, Inc.	89	$10,244

		89,105

Consumer Durables & Apparel — 5.6%
Brunswick Corp.	51	3,029
Carter’s, Inc.(a)	893	92,961
Deckers Outdoor Corp.(a)*	750	67,523
Gildan Activewear, Inc. (Canada)	1,058	30,566
Hanesbrands, Inc.(a)	1,776	32,714
Lululemon Athletica, Inc.*	188	16,755
Polaris Industries, Inc.(a)	665	76,156
Tupperware Brands Corp.(a)	1,426	68,990
Wolverine World Wide, Inc.	408	11,791

		400,485

Consumer Services — 3.4%
Boyd Gaming Corp.	114	3,632
Dunkin’ Brands Group, Inc.(a)	353	21,071
Hilton Worldwide Holdings, Inc.(a)	958	75,452
Restaurant Brands International, Inc. (Canada)(a)	823	46,845
Six Flags Entertainment Corp.(a)	1,613	100,425

		247,425

Food & Staples Retailing — 1.6%
Kroger Co. (The)(a)	4,803	114,984
Walgreens Boots Alliance, Inc.(a)	35	2,291

		117,275

Food, Beverage & Tobacco — 8.6%
Altria Group, Inc.(a)	945	58,892
General Mills, Inc.	551	24,828
Ingredion, Inc.(a)	313	40,352
Kraft Heinz Co. (The)(a)	79	4,921
McCormick & Co., Inc., non-voting shares(a)	801	85,218
Molson Coors Brewing Co., Class B(a)	772	58,155
National Beverage Corp.(a)	571	50,830
Philip Morris International, Inc.(a)	887	88,168
Pilgrim’s Pride Corp.(a)*	3,222	79,293
Sanderson Farms, Inc.(a)	57	6,784
Tyson Foods, Inc., Class A(a)	1,616	118,275

		615,716

Health Care Equipment & Services — 6.2%
AmerisourceBergen Corp.	564	48,622
athenahealth, Inc.(a)*	80	11,442

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cotiviti Holdings, Inc.(a)*	803	$27,655
DENTSPLY SIRONA, Inc.	288	14,489
Envision Healthcare Corp.*	69	2,652
Express Scripts Holding Co.*	1,229	84,899
Laboratory Corp. of America Holdings(a)*	582	94,139
Masimo Corp.*	596	52,418
Universal Health Services, Inc., Class B(a)	619	73,296
Varian Medical Systems, Inc.(a)*	266	32,625

		442,237

Household & Personal Products — 3.0%
Church & Dwight Co., Inc.(a)	852	42,907
Energizer Holdings, Inc.	403	24,011
Spectrum Brands Holdings, Inc.(a)	1,418	147,047

		213,965

Media — 3.3%
CBS Corp., Class B, non-voting shares(a)	1,045	53,703
Discovery, Inc., Class A*	743	15,922
Interpublic Group of Cos., Inc. (The)(a)	2,229	51,334
John Wiley & Sons, Inc., Class A(a)	531	33,825
Lions Gate Entertainment Corp., Class B (Canada)	412	9,921
News Corp., Class A	4,140	65,412
Viacom, Inc., Class B	177	5,498

		235,615

Pharmaceuticals, Biotechnology & Life Sciences — 7.1%
AbbVie, Inc.	371	35,115
Amgen, Inc.	120	20,458
Biogen, Inc.(a)*	391	107,064
Bruker Corp.	82	2,453
Celgene Corp.(a)*	471	42,018
Halozyme Therapeutics, Inc.*	585	11,460
Perrigo Co. PLC (Ireland)	231	19,252
Pfizer, Inc.(a)	21	745
PRA Health Sciences, Inc.*	154	12,776
Regeneron Pharmaceuticals, Inc.(a)*	177	60,952
United Therapeutics Corp.(a)*	1,075	120,787
Zoetis, Inc.(a)	871	72,737

		505,817

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 7.5%
American Eagle Outfitters, Inc.	2,190	$43,647
AutoZone, Inc.*	41	26,596
Dick’s Sporting Goods, Inc.	2,197	77,005
Five Below, Inc.*	368	26,989
Kohl’s Corp.(a)	428	28,038
L Brands, Inc.(a)	2,134	81,540
Michaels Cos., Inc. (The)*	1,407	27,732
Murphy USA, Inc.*	89	6,479
Nordstrom, Inc.	253	12,248
Penske Automotive Group, Inc.	135	5,985
Ross Stores, Inc.(a)	686	53,494
Signet Jewelers Ltd. (Bermuda)(a)	310	11,941
Tiffany & Co.	675	65,921
Tractor Supply Co.	29	1,828
Ulta Beauty, Inc.*	311	63,528
Williams-Sonoma, Inc.	150	7,914

		540,885

Semiconductors & Semiconductor Equipment — 9.4%
Advanced Energy Industries, Inc.(a)*	1,094	69,907
Advanced Micro Devices, Inc.*	1,150	11,558
Analog Devices, Inc.(a)	1,147	104,526
Applied Materials, Inc.(a)	948	52,718
Broadcom Ltd. (Singapore)	201	47,366
Cypress Semiconductor Corp.(a)	3,026	51,321
First Solar, Inc.(a)*	414	29,386
Marvell Technology Group Ltd. (Bermuda)(a)	4,957	104,097
Micron Technology, Inc.*	865	45,101
MKS Instruments, Inc.(a)	287	33,192
Qorvo, Inc.*	306	21,558
Teradyne, Inc.(a)	1,957	89,454
Texas Instruments, Inc.	112	11,636

		671,820

Software & Services — 7.5%
Accenture PLC, Class A (Ireland)	139	21,336
Alliance Data Systems Corp.	132	28,098
Alphabet, Inc., Class A*	10	10,371
DST Systems, Inc.(a)	568	47,513
DXC Technology Co.(a)	133	13,370
Etsy, Inc.(a)*	1,452	40,743
Euronet Worldwide, Inc.(a)*	1,176	92,810
Facebook, Inc., Class A(a)*	202	32,278
Gartner, Inc.(a)*	346	40,697
j2 Global, Inc.(a)	182	14,363

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
LogMeIn, Inc.(a)	384	$44,371
Open Text Corp. (Canada)	353	12,284
Oracle Corp.	1,235	56,501
Symantec Corp.(a)	2,946	76,154
Zynga, Inc., Class A*	1,034	3,784

		534,673

Technology Hardware & Equipment — 6.5%
Apple, Inc.(a)	146	24,496
Arista Networks, Inc.*	24	6,127
CDW Corp.(a)	1,071	75,302
Ciena Corp.(a)*	1,392	36,053
Coherent, Inc.(a)*	360	67,464
Itron, Inc.*	323	23,111
Jabil, Inc.	1,973	56,684
Juniper Networks, Inc.	1,395	33,940
Motorola Solutions, Inc.(a)	179	18,849
Tech Data Corp.*	168	14,302
Vishay Intertechnology, Inc.(a)	3,495	65,007
Zebra Technologies Corp., Class A*	346	48,160

		469,495

Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B (Canada)	774	34,582

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 1.6%
Expeditors International of Washington, Inc.(a)	1,344	$85,075
Norfolk Southern Corp.(a)	240	32,587

		117,662

TOTAL COMMON STOCKS - 99.1% (Cost $7,243,199)		7,102,853

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		64,598

NET ASSETS - 100.0%		$7,167,451

(a)	Security position is either entirely or partially designated as collateral for total return swap.
*	Non-income producing.

PLC   Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

Over-the-counter total return basket swap outstanding as of March 31, 2018.

The Fund maintains a basket of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swap or upon termination. The basket matures on August 6, 2019, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week.

The following table represents the individual short positions and related values within the total return basket swap at March 31, 2018:

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	08/06/19	(2,299)	$(150,415)	$13,199	$13,199
Delphi Technologies PLC (Jersey)	Morgan Stanley	08/06/19	—	(17)	1	1
Ford Motor Co.	Morgan Stanley	08/06/19	(4,935)	(60,156)	7,585	7,585
Visteon Corp.	Morgan Stanley	08/06/19	(764)	(91,859)	7,749	7,749

			(7,998)	(302,447)	28,534	28,534

Capital Goods
Barnes Group, Inc.	Morgan Stanley	08/06/19	(372)	(23,024)	738	738
BWX Technologies, Inc.	Morgan Stanley	08/06/19	(404)	(26,309)	676	676
CAE, Inc. (Canada)	Morgan Stanley	08/06/19	(637)	(11,705)	(194)	(194)
Carlisle Cos., Inc.	Morgan Stanley	08/06/19	(335)	(35,265)	121	121
Donaldson Co., Inc.	Morgan Stanley	08/06/19	(586)	(26,402)	(25)	(25)
Esterline Technologies Corp.	Morgan Stanley	08/06/19	(34)	(3,266)	1,700	1,700
Fortive Corp.	Morgan Stanley	08/06/19	(716)	(55,358)	(832)	(832)
Harris Corp.	Morgan Stanley	08/06/19	(49)	(7,883)	(241)	(241)
HEICO Corp.	Morgan Stanley	08/06/19	(401)	(35,162)	169	169
Hexcel Corp.	Morgan Stanley	08/06/19	(1,500)	(76,869)	(25,998)	(25,998)
ITT, Inc.	Morgan Stanley	08/06/19	(39)	(2,088)	758	758
JELD-WEN Holding, Inc.	Morgan Stanley	08/06/19	(663)	(22,034)	2,354	2,354
KLX, Inc.	Morgan Stanley	08/06/19	(205)	(14,615)	(77)	(77)
Lennox International, Inc.	Morgan Stanley	08/06/19	(285)	(58,028)	(773)	(773)
Middleby Corp. (The)	Morgan Stanley	08/06/19	(489)	(66,430)	6,020	6,020
Moog, Inc., Class A	Morgan Stanley	08/06/19	(317)	(27,592)	1,488	1,488
Northrop Grumman Corp.	Morgan Stanley	08/06/19	(186)	(65,758)	770	770
Proto Labs, Inc.	Morgan Stanley	08/06/19	(434)	(49,879)	(1,349)	(1,349)
RBC Bearings, Inc.	Morgan Stanley	08/06/19	(129)	(15,843)	(272)	(272)
Regal Beloit Corp.	Morgan Stanley	08/06/19	(174)	(13,095)	405	405
SiteOne Landscape Supply, Inc.	Morgan Stanley	08/06/19	(710)	(52,212)	(2,578)	(2,578)
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	08/06/19	(234)	(22,311)	4,432	4,432
Timken Co. (The)	Morgan Stanley	08/06/19	(1,547)	(69,930)	(1,976)	(1,976)
United Rentals, Inc.	Morgan Stanley	08/06/19	(548)	(97,583)	(4,264)	(4,264)
WABCO Holdings, Inc.	Morgan Stanley	08/06/19	(195)	(27,368)	1,290	1,290
Woodward, Inc.	Morgan Stanley	08/06/19	(1,083)	(82,982)	5,245	5,245

			(12,272)	(988,991)	(12,413)	(12,413)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Commercial & Professional Services
ASGN, Inc.	Morgan Stanley	08/06/19	(97)	$(7,856)	$(553)	$(553)
CoStar Group, Inc.	Morgan Stanley	08/06/19	(109)	(39,636)	(278)	(278)
KAR Auction Services, Inc.	Morgan Stanley	08/06/19	(1,934)	(105,028)	(723)	(723)
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	08/06/19	(1,711)	(51,217)	(3,938)	(3,938)
Rollins, Inc.	Morgan Stanley	08/06/19	(1,373)	(70,010)	(230)	(230)
Tetra Tech, Inc.	Morgan Stanley	08/06/19	(20)	(1,042)	171	171
TransUnion	Morgan Stanley	08/06/19	(127)	(7,501)	582	582
Verisk Analytics, Inc.	Morgan Stanley	08/06/19	(856)	(88,004)	(1,368)	(1,368)
Waste Connections, Inc. (Canada)	Morgan Stanley	08/06/19	(904)	(65,099)	14	14
Waste Management, Inc.	Morgan Stanley	08/06/19	(603)	(51,894)	1,062	1,062

			(7,734)	(487,287)	(5,261)	(5,261)

Consumer Durables & Apparel
Mattel, Inc.	Morgan Stanley	08/06/19	(8,601)	(167,520)	63,563	63,563
Mohawk Industries, Inc.	Morgan Stanley	08/06/19	(567)	(140,981)	10,147	10,147
NIKE, Inc., Class B	Morgan Stanley	08/06/19	(1,639)	(110,129)	905	905
Skechers U.S.A., Inc., Class A	Morgan Stanley	08/06/19	(3,358)	(135,501)	4,961	4,961
Under Armour, Inc., Class C	Morgan Stanley	08/06/19	(11,746)	(194,927)	23,053	23,053

			(25,911)	(749,058)	102,629	102,629

Consumer Services
Aramark	Morgan Stanley	08/06/19	(1,072)	(44,523)	2,501	2,501
Carnival Corp. (Panama)	Morgan Stanley	08/06/19	(475)	(31,750)	577	577
Churchill Downs, Inc.	Morgan Stanley	08/06/19	(117)	(31,221)	2,956	2,956
ILG, Inc.	Morgan Stanley	08/06/19	(3,148)	(91,615)	(7,745)	(7,745)
International Game Technology PLC (United Kingdom)	Morgan Stanley	08/06/19	(897)	(25,940)	1,872	1,872
MGM Resorts International	Morgan Stanley	08/06/19	(2,228)	(77,527)	(1,139)	(1,139)
Planet Fitness, Inc., Class A	Morgan Stanley	08/06/19	(1,204)	(46,304)	734	734
Red Rock Resorts, Inc., Class A	Morgan Stanley	08/06/19	(1,497)	(38,619)	(6,892)	(6,892)
Starbucks Corp.	Morgan Stanley	08/06/19	(1,195)	(69,156)	(2,594)	(2,594)
Texas Roadhouse, Inc.	Morgan Stanley	08/06/19	(92)	(5,528)	430	430
Wendy’s Co. (The)	Morgan Stanley	08/06/19	(6,321)	(106,771)	(5,226)	(5,226)
Yum! Brands, Inc.	Morgan Stanley	08/06/19	(148)	(12,107)	(3,245)	(3,245)

			(18,394)	(581,061)	(17,771)	(17,771)

Food & Staples Retailing
Casey’s General Stores, Inc.	Morgan Stanley	08/06/19	(1,150)	(122,762)	(4,521)	(4,521)
Costco Wholesale Corp.	Morgan Stanley	08/06/19	(1)	(186)	(675)	(675)

			(1,151)	(122,948)	(5,196)	(5,196)

Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	Morgan Stanley	08/06/19	(2,796)	(119,135)	(4,804)	(4,804)
Blue Buffalo Pet Products, Inc.	Morgan Stanley	08/06/19	(2,999)	(91,907)	(32,411)	(32,411)
Bunge Ltd. (Bermuda)	Morgan Stanley	08/06/19	(2,513)	(183,312)	(6,410)	(6,410)
Constellation Brands, Inc., Class A	Morgan Stanley	08/06/19	(189)	(42,436)	(3,399)	(3,399)
Darling Ingredients, Inc.	Morgan Stanley	08/06/19	(2,670)	(47,112)	923	923
Hain Celestial Group, Inc. (The)	Morgan Stanley	08/06/19	(2,812)	(116,941)	33,433	33,433

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Food, Beverage & Tobacco — (continued)
Hormel Foods Corp.	Morgan Stanley	08/06/19	(723)	$(24,382)	$(1,177)	$(1,177)

			(14,702)	(625,225)	(13,845)	(13,845)

Health Care Equipment & Services
Acadia Healthcare Co., Inc.	Morgan Stanley	08/06/19	(3,201)	(132,548)	5,649	5,649
Baxter International, Inc.	Morgan Stanley	08/06/19	(681)	(47,941)	6,491	6,491
Becton Dickinson and Co.	Morgan Stanley	08/06/19	(723)	(165,385)	8,752	8,752
Cantel Medical Corp.	Morgan Stanley	08/06/19	(115)	(13,390)	590	590
Cardinal Health, Inc.	Morgan Stanley	08/06/19	(1,660)	(119,007)	17,390	17,390
Cerner Corp.	Morgan Stanley	08/06/19	(3,087)	(194,653)	16,372	16,372
Chemed Corp.	Morgan Stanley	08/06/19	(12)	(3,364)	155	155
Cooper Cos., Inc. (The)	Morgan Stanley	08/06/19	(327)	(77,062)	1,925	1,925
DaVita, Inc.	Morgan Stanley	08/06/19	(1,866)	(131,277)	8,327	8,327
Edwards Lifesciences Corp.	Morgan Stanley	08/06/19	(10)	(1,421)	289	289
Globus Medical, Inc., Class A	Morgan Stanley	08/06/19	(1,364)	(61,237)	(7,804)	(7,804)
Hologic, Inc.	Morgan Stanley	08/06/19	(3,409)	(131,465)	3,963	3,963
IDEXX Laboratories, Inc.	Morgan Stanley	08/06/19	(564)	(106,104)	(2,996)	(2,996)
Integra LifeSciences Holdings Corp.	Morgan Stanley	08/06/19	(986)	(53,669)	(1,121)	(1,121)
Medidata Solutions, Inc.	Morgan Stanley	08/06/19	(1,331)	(87,704)	4,153	4,153
Neogen Corp.	Morgan Stanley	08/06/19	(451)	(26,820)	(3,629)	(3,629)
NuVasive, Inc.	Morgan Stanley	08/06/19	(589)	(30,057)	(859)	(859)
ResMed, Inc.	Morgan Stanley	08/06/19	(561)	(57,011)	2,203	2,203
STERIS PLC (United Kingdom)	Morgan Stanley	08/06/19	(717)	(64,123)	(3,541)	(3,541)
Stryker Corp.	Morgan Stanley	08/06/19	(401)	(66,353)	1,715	1,715
Teleflex, Inc.	Morgan Stanley	08/06/19	(240)	(61,012)	(753)	(753)
Veeva Systems, Inc., Class A	Morgan Stanley	08/06/19	(1,658)	(125,179)	3,736	3,736
West Pharmaceutical Services, Inc.	Morgan Stanley	08/06/19	(720)	(71,713)	9,241	9,241
Zimmer Biomet Holdings, Inc.	Morgan Stanley	08/06/19	(1,177)	(144,840)	17,254	17,254

			(25,850)	(1,973,335)	87,502	87,502

Media
Cable One, Inc.	Morgan Stanley	08/06/19	(38)	(26,440)	299	299
Charter Communications, Inc., Class A	Morgan Stanley	08/06/19	(65)	(24,430)	18,318	18,318
Live Nation Entertainment, Inc.	Morgan Stanley	08/06/19	(3,079)	(135,748)	6,190	6,190
Twenty-First Century Fox, Inc., Class A	Morgan Stanley	08/06/19	(599)	(22,484)	99	99

			(3,781)	(209,102)	24,906	24,906

Pharmaceuticals, Biotechnology & Life Sciences
Akorn, Inc.	Morgan Stanley	08/06/19	(1,045)	(34,941)	20,634	20,634
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	08/06/19	(304)	(79,663)	3,636	3,636
Bio-Techne Corp.	Morgan Stanley	08/06/19	(509)	(67,323)	(11,867)	(11,867)
Catalent, Inc.	Morgan Stanley	08/06/19	(2,008)	(85,464)	2,997	2,997
Incyte Corp.	Morgan Stanley	08/06/19	(1,644)	(143,467)	6,451	6,451
Ionis Pharmaceuticals, Inc.	Morgan Stanley	08/06/19	(2,716)	(149,123)	30,992	30,992
Mylan NV (Netherlands)	Morgan Stanley	08/06/19	(1,435)	(60,137)	909	909
PerkinElmer, Inc.	Morgan Stanley	08/06/19	(1,267)	(100,696)	4,667	4,667
QIAGEN NV (Netherlands)	Morgan Stanley	08/06/19	(2,323)	(77,098)	2,012	2,012

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Syneos Health, Inc.	Morgan Stanley	08/06/19	(724)	$(39,035)	$15,716	$15,716

			(13,975)	(836,947)	76,147	76,147

Retailing
Camping World Holdings, Inc.	Morgan Stanley	08/06/19	(1,364)	(60,515)	16,230	16,230
Genuine Parts Co.	Morgan Stanley	08/06/19	(1,610)	(148,652)	3,126	3,126
Lithia Motors, Inc., Class A	Morgan Stanley	08/06/19	(4)	(467)	364	364
LKQ Corp.	Morgan Stanley	08/06/19	(2,182)	(86,352)	3,706	3,706
Lowe’s Cos., Inc.	Morgan Stanley	08/06/19	(886)	(78,030)	(830)	(830)
Ollie’s Bargain Outlet Holdings, Inc.	Morgan Stanley	08/06/19	(1,065)	(61,930)	(2,742)	(2,742)
Qurate Retail Group, Inc., Class A	Morgan Stanley	08/06/19	(4,877)	(132,151)	9,680	9,680
TripAdvisor, Inc.	Morgan Stanley	08/06/19	(4,583)	(178,777)	(10,775)	(10,775)

			(16,571)	(746,874)	18,759	18,759

Semiconductors & Semiconductor Equipment
Microsemi Corp.	Morgan Stanley	08/06/19	(2,093)	(129,408)	(8,384)	(8,384)
Monolithic Power Systems, Inc.	Morgan Stanley	08/06/19	(505)	(58,755)	(101)	(101)

			(2,598)	(188,163)	(8,485)	(8,485)

Software & Services
ACI Worldwide, Inc.	Morgan Stanley	08/06/19	(1,544)	(39,238)	2,661	2,661
Activision Blizzard, Inc.	Morgan Stanley	08/06/19	(2,250)	(154,230)	(2)	(2)
Akamai Technologies, Inc.	Morgan Stanley	08/06/19	(1,930)	(110,165)	(32,170)	(32,170)
ANSYS, Inc.	Morgan Stanley	08/06/19	(551)	(88,466)	1,451	1,451
Aspen Technology, Inc.	Morgan Stanley	08/06/19	(1,064)	(80,924)	(3,678)	(3,678)
Black Knight, Inc.	Morgan Stanley	08/06/19	(201)	(9,631)	173	173
Blackbaud, Inc.	Morgan Stanley	08/06/19	(706)	(72,668)	443	443
CommVault Systems, Inc.	Morgan Stanley	08/06/19	(1,213)	(72,234)	3,144	3,144
Electronic Arts, Inc.	Morgan Stanley	08/06/19	(825)	(105,813)	7,980	7,980
Ellie Mae, Inc.	Morgan Stanley	08/06/19	(1,023)	(89,938)	(4,660)	(4,660)
Fair Isaac Corp.	Morgan Stanley	08/06/19	(86)	(15,047)	538	538
First Data Corp., Class A	Morgan Stanley	08/06/19	(1,982)	(32,948)	1,323	1,323
Fortinet, Inc.	Morgan Stanley	08/06/19	(545)	(29,560)	364	364
GrubHub, Inc.	Morgan Stanley	08/06/19	(611)	(52,511)	(17,055)	(17,055)
Guidewire Software, Inc.	Morgan Stanley	08/06/19	(1,386)	(103,017)	(11,028)	(11,028)
IAC/InterActiveCorp.	Morgan Stanley	08/06/19	(110)	(16,313)	(5,111)	(5,111)
Intuit, Inc.	Morgan Stanley	08/06/19	(854)	(149,801)	1,620	1,620
Nuance Communications, Inc.	Morgan Stanley	08/06/19	(6,334)	(106,283)	6,997	6,997
Paycom Software, Inc.	Morgan Stanley	08/06/19	(279)	(30,836)	720	720
Pegasystems, Inc.	Morgan Stanley	08/06/19	(1,044)	(55,657)	(8,675)	(8,675)
PTC, Inc.	Morgan Stanley	08/06/19	(365)	(28,875)	286	286
Qualys, Inc.	Morgan Stanley	08/06/19	(654)	(49,198)	1,499	1,499
Science Applications International Corp.	Morgan Stanley	08/06/19	(494)	(34,770)	(5,584)	(5,584)
Synopsys, Inc.	Morgan Stanley	08/06/19	(1,408)	(126,778)	10,048	10,048
Take-Two Interactive Software, Inc.	Morgan Stanley	08/06/19	(343)	(40,813)	14,891	14,891
Teradata Corp.	Morgan Stanley	08/06/19	(2,242)	(81,363)	(10,215)	(10,215)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Software & Services — (continued)
Twitter, Inc.	Morgan Stanley	08/06/19	(279)	$(10,046)	$14,838	$14,838
Tyler Technologies, Inc.	Morgan Stanley	08/06/19	(23)	(4,795)	(205)	(205)
VeriSign, Inc.	Morgan Stanley	08/06/19	(55)	(6,943)	1,757	1,757

			(30,401)	(1,798,861)	(27,650)	(27,650)

Technology Hardware & Equipment
ARRIS International PLC (United Kingdom)	Morgan Stanley	08/06/19	(3,895)	(102,391)	(1,362)	(1,362)
Arrow Electronics, Inc.	Morgan Stanley	08/06/19	(838)	(67,166)	2,561	2,561
AVX Corp.	Morgan Stanley	08/06/19	(450)	(7,828)	378	378
Corning, Inc.	Morgan Stanley	08/06/19	(6,556)	(209,444)	27,278	27,278
EchoStar Corp., Class A	Morgan Stanley	08/06/19	(213)	(12,463)	1,479	1,479
II-VI, Inc.	Morgan Stanley	08/06/19	(1,845)	(91,006)	16,412	16,412
Keysight Technologies, Inc.	Morgan Stanley	08/06/19	(234)	(11,311)	(2,137)	(2,137)
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	08/06/19	(194)	(20,246)	2,441	2,441
Trimble, Inc.	Morgan Stanley	08/06/19	(2,073)	(82,492)	8,577	8,577
ViaSat, Inc.	Morgan Stanley	08/06/19	(949)	(62,143)	(715)	(715)

			(17,247)	(666,490)	54,912	54,912

Telecommunication Services
CenturyLink, Inc.	Morgan Stanley	08/06/19	(4,822)	(90,703)	10,113	10,113
United States Cellular Corp.	Morgan Stanley	08/06/19	(159)	(6,410)	13	13
Zayo Group Holdings, Inc.	Morgan Stanley	08/06/19	(134)	(4,935)	1,348	1,348

			(5,115)	(102,048)	11,474	11,474

Transportation
FedEx Corp.	Morgan Stanley	08/06/19	(590)	(148,471)	5,581	5,581
JB Hunt Transport Services, Inc.	Morgan Stanley	08/06/19	(898)	(110,162)	4,489	4,489
Kirby Corp.	Morgan Stanley	08/06/19	(773)	(53,894)	(7,123)	(7,123)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	08/06/19	(2,478)	(103,002)	(13,731)	(13,731)
Landstar System, Inc.	Morgan Stanley	08/06/19	(202)	(22,335)	155	155
Old Dominion Freight Line, Inc.	Morgan Stanley	08/06/19	(68)	(10,129)	413	413
Ryder System, Inc.	Morgan Stanley	08/06/19	(1,460)	(116,550)	9,630	9,630
XPO Logistics, Inc.	Morgan Stanley	08/06/19	(1,213)	(115,711)	(11,770)	(11,770)

			(7,682)	(680,254)	(12,356)	(12,356)

				$(11,059,091)	$301,886	$301,886

The accompanying notes are an integral part of the financial statements.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Automobiles & Components — 1.7%
Aptiv PLC (Jersey)	158	$13,425
BorgWarner, Inc.	124	6,229
General Motors Co.	665	24,166
Goodyear Tire & Rubber Co. (The)	142	3,774

		47,594

Banks — 0.3%
JPMorgan Chase & Co.	91	10,007

Capital Goods — 15.0%
3M Co.	58	12,732
Acuity Brands, Inc.	25	3,480
AMETEK, Inc.	136	10,332
Arconic, Inc.	284	6,543
Boeing Co. (The)	107	35,083
Caterpillar, Inc.	152	22,402
Cummins, Inc.	97	15,723
Deere & Co.	116	18,017
Dover Corp.	93	9,134
Eaton Corp. PLC (Ireland)	63	5,034
Emerson Electric Co.	375	25,612
Flowserve Corp.	77	3,336
Fortune Brands Home & Security, Inc.	90	5,300
General Dynamics Corp.	176	38,879
General Electric Co.	318	4,287
Harris Corp.	67	10,806
Honeywell International, Inc.	191	27,602
Huntington Ingalls Industries, Inc.	24	6,186
Illinois Tool Works, Inc.	147	23,029
Ingersoll-Rand PLC (Ireland)	112	9,577
Johnson Controls International PLC (Ireland)	298	10,502
L3 Technologies, Inc.	46	9,568
Masco Corp.	185	7,481
Pentair PLC (Ireland)	107	7,290
Raytheon Co.	171	36,905
Snap-on, Inc.	33	4,869
Stanley Black & Decker, Inc.	92	14,094
TransDigm Group, Inc.	20	6,139
United Technologies Corp.	149	18,747
WW Grainger, Inc.	34	9,597
Xylem, Inc.	106	8,154

		426,440

	Number Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 0.4%
Nielsen Holdings PLC (United Kingdom)	210	$6,676
Republic Services, Inc.	3	199
Robert Half International, Inc.	73	4,226

		11,101

Consumer Durables & Apparel — 1.7%
Hanesbrands, Inc.	214	3,942
Hasbro, Inc.	22	1,855
Leggett & Platt, Inc.	72	3,194
Mattel, Inc.	204	2,683
Michael Kors Holdings Ltd. (British Virgin Islands)*	95	5,898
Newell Brands, Inc.	288	7,338
Ralph Lauren Corp.	49	5,478
Under Armour, Inc., Class C*	118	1,693
VF Corp.	234	17,344

		49,425

Consumer Services — 2.6%
Hilton Worldwide Holdings, Inc.	71	5,592
Marriott International, Inc., Class A	134	18,221
McDonald’s Corp.	157	24,552
Royal Caribbean Cruises Ltd. (Liberia)	5	589
Wyndham Worldwide Corp.	63	7,209
Yum! Brands, Inc.	203	17,281

		73,444

Diversified Financials — 6.8%
American Express Co.	163	15,205
Bank of New York Mellon Corp. (The)	52	2,680
Berkshire Hathaway, Inc., Class B*	129	25,733
BlackRock, Inc.	77	41,713
CME Group, Inc.	35	5,661
Franklin Resources, Inc.	327	11,340
Intercontinental Exchange, Inc.	344	24,947
Invesco Ltd. (Bermuda)	240	7,682
Moody’s Corp.	78	12,581
Nasdaq, Inc.	99	8,536
S&P Global, Inc.	87	16,622
State Street Corp.	33	3,291
T Rowe Price Group, Inc.	145	15,656

		191,647

Energy — 5.5%
Andeavor	90	9,050

The accompanying notes are an integral part of the financial statements.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Apache Corp.	225	$8,658
Cabot Oil & Gas Corp.	272	6,523
ConocoPhillips	701	41,562
Hess Corp.	186	9,415
Marathon Petroleum Corp.	288	21,056
Phillips 66	297	28,488
TechnipFMC PLC (United Kingdom)	270	7,952
Valero Energy Corp.	258	23,935

		156,639

Food & Staples Retailing — 2.8%
CVS Health Corp.	350	21,774
Kroger Co. (The)	515	12,329
Sysco Corp.	94	5,636
Walgreens Boots Alliance, Inc.	212	13,880
Walmart, Inc.	304	27,047

		80,666

Food, Beverage & Tobacco — 4.6%
Altria Group, Inc.	542	33,778
Coca-Cola Co. (The)	107	4,647
Conagra Brands, Inc.	145	5,348
Dr Pepper Snapple Group, Inc.	1	118
General Mills, Inc.	337	15,185
Hershey Co. (The)	124	12,271
JM Smucker Co. (The)	25	3,100
Kraft Heinz Co. (The)	358	22,300
PepsiCo, Inc.	151	16,482
Tyson Foods, Inc., Class A	218	15,955

		129,184

Health Care Equipment & Services — 5.2%
Abbott Laboratories	146	8,748
Aetna, Inc.	108	18,252
AmerisourceBergen Corp.	103	8,880
Anthem, Inc.	2	439
Cigna Corp.	146	24,490
Envision Healthcare Corp.*	69	2,652
Express Scripts Holding Co.*	331	22,865
Humana, Inc.	73	19,625
Laboratory Corp. of America Holdings*	61	9,867
Quest Diagnostics, Inc.	79	7,924
UnitedHealth Group, Inc.	71	15,194
Universal Health Services, Inc., Class B	23	2,723

	Number Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Varian Medical Systems, Inc.*	54	$6,623

		148,282

Household & Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	78	11,678
Kimberly-Clark Corp.	74	8,150
Procter & Gamble Co. (The)	356	28,224

		48,052

Insurance — 3.4%
Aflac, Inc.	243	10,634
Allstate Corp. (The)	111	10,523
Aon PLC (United Kingdom)	146	20,488
Hartford Financial Services Group, Inc. (The)	41	2,112
Loews Corp.	81	4,028
Marsh & McLennan Cos., Inc.	301	24,860
Progressive Corp. (The)	188	11,455
Prudential Financial, Inc.	5	518
Torchmark Corp.	67	5,639
Travelers Cos., Inc. (The)	48	6,665

		96,922

Materials — 5.5%
Air Products & Chemicals, Inc.	2	318
Avery Dennison Corp.	53	5,631
Eastman Chemical Co.	85	8,974
Ecolab, Inc.	16	2,193
Freeport-McMoRan, Inc.	856	15,040
International Flavors & Fragrances, Inc.	46	6,298
International Paper Co.	245	13,090
LyondellBasell Industries NV, Class A (Netherlands)	233	24,623
Monsanto Co.	261	30,456
Packaging Corp. of America	16	1,803
PPG Industries, Inc.	151	16,852
Praxair, Inc.	57	8,225
Sealed Air Corp.	107	4,579
Sherwin-Williams Co. (The)	43	16,861

		154,943

Media — 3.3%
CBS Corp., Class B, non-voting shares	175	8,993
Discovery, Inc., Class A*	336	7,200

The accompanying notes are an integral part of the financial statements.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Interpublic Group of Cos., Inc. (The)	229	$5,274
News Corp., Class A	345	5,451
Omnicom Group, Inc.	136	9,883
Time Warner, Inc.	344	32,536
Twenty-First Century Fox, Inc., Class A	440	16,144
Viacom, Inc., Class B	238	7,392

		92,873

Pharmaceuticals, Biotechnology & Life Sciences — 11.3%
AbbVie, Inc.	457	43,255
Amgen, Inc.	248	42,279
Biogen, Inc.*	107	29,299
Celgene Corp.*	303	27,031
Gilead Sciences, Inc.	518	39,052
Johnson & Johnson	277	35,498
Merck & Co., Inc.	531	28,924
Perrigo Co. PLC (Ireland)	11	917
Pfizer, Inc.	1,262	44,789
Waters Corp.*	28	5,562
Zoetis, Inc.	287	23,967

		320,573

Real Estate — 1.0%
CBRE Group, Inc., Class A*	201	9,491
Equity Residential, REIT	71	4,375
Weyerhaeuser Co., REIT	446	15,610

		29,476

Retailing — 5.6%
Advance Auto Parts, Inc.	44	5,216
AutoZone, Inc.*	2	1,297
Best Buy Co., Inc.	181	12,668
Booking Holdings, Inc.*	13	27,045
Dollar Tree, Inc.*	3	285
Foot Locker, Inc.	75	3,416
Gap, Inc. (The)	230	7,176
Home Depot, Inc. (The)	125	22,280
Kohl’s Corp.	99	6,485
L Brands, Inc.	166	6,343
Macy’s, Inc.	180	5,353
Nordstrom, Inc.	98	4,744
O’Reilly Automotive, Inc.*	2	495
Ross Stores, Inc.	204	15,908
Target Corp.	126	8,748
Tiffany & Co.	73	7,129

	Number Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
TJX Cos., Inc. (The)	249	$20,308
Tractor Supply Co.	74	4,663

		159,559

Semiconductors & Semiconductor Equipment — 6.5%
Applied Materials, Inc.	409	22,744
Intel Corp.	422	21,978
KLA-Tencor Corp.	31	3,379
Lam Research Corp.	103	20,925
Micron Technology, Inc.*	761	39,679
Qorvo, Inc.*	74	5,213
QUALCOMM, Inc.	410	22,718
Skyworks Solutions, Inc.	63	6,316
Texas Instruments, Inc.	386	40,102

		183,054

Software & Services — 5.2%
Accenture PLC, Class A (Ireland)	172	26,402
Alliance Data Systems Corp.	32	6,812
CA, Inc.	243	8,238
CSRA, Inc.	10	412
DXC Technology Co.	166	16,688
eBay, Inc.*	134	5,392
Fidelity National Information Services, Inc.	148	14,252
International Business Machines Corp.	219	33,601
Oracle Corp.	169	7,732
Paychex, Inc.	212	13,057
Total System Services, Inc.	74	6,383
VeriSign, Inc.*	5	593
Visa, Inc., Class A	56	6,699

		146,261

Technology Hardware & Equipment — 6.1%
Apple, Inc.	272	45,636
Cisco Systems, Inc.	938	40,231
F5 Networks, Inc.*	38	5,495
FLIR Systems, Inc.	3	150
Hewlett Packard Enterprise Co.	395	6,928
HP, Inc.	968	21,219
Juniper Networks, Inc.	222	5,401
Motorola Solutions, Inc.	95	10,004
NetApp, Inc.	158	9,747
Seagate Technology PLC (Ireland)	170	9,948
TE Connectivity Ltd. (Switzerland)	2	200

The accompanying notes are an integral part of the financial statements.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Western Digital Corp.	135	$12,456
Xerox Corp.	150	4,317

		171,732

Telecommunication Services — 1.1%
AT&T, Inc.	117	4,171
Verizon Communications, Inc.	572	27,353

		31,524

Transportation — 1.8%
Delta Air Lines, Inc.	132	7,235
Expeditors International of Washington, Inc.	104	6,583
Norfolk Southern Corp.	127	17,244
Union Pacific Corp.	156	20,971

		52,033

Utilities — 0.5%
FirstEnergy Corp.	263	8,945
NRG Energy, Inc.	188	5,740

		14,685

TOTAL COMMON STOCKS - 99.6% (Cost $2,644,653)		2,826,116

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		10,098

NET ASSETS - 100.0%		$2,836,214

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.0%
Gotham Absolute 500 Fund	377,997	$4,569,989
Gotham Defensive Long 500 Fund	555,803	6,992,004
Gotham Enhanced 500 Fund	283,244	3,588,699
Gotham Index Plus Fund	336,179	4,780,460
Gotham Neutral Fund*	301,920	3,209,414

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $20,163,229)		23,140,566

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		239,149

NET ASSETS - 100.0%		$23,379,715

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 94.8%
COMMON STOCKS — 29.1%
Automobiles & Components — 0.9%
Aptiv PLC (Jersey)	107	$9,092
Fiat Chrysler Automobiles NV (Netherlands)†	429	8,803
General Motors Co.†	114	4,143
Gentex Corp.†	74	1,703
Lear Corp.†	45	8,374
Tenneco, Inc.†	107	5,871
Thor Industries, Inc.	1	115

		38,101

Capital Goods — 5.7%
Acuity Brands, Inc.†	35	4,872
Allegion PLC (Ireland)†	75	6,397
Allison Transmission Holdings, Inc.†	486	18,983
AMETEK, Inc.†	21	1,595
Arconic, Inc.†	350	8,064
Caterpillar, Inc.†	136	20,044
Crane Co.†	72	6,677
Cummins, Inc.†	109	17,668
Curtiss-Wright Corp.†	37	4,998
Dover Corp.†	121	11,885
Fortune Brands Home & Security, Inc.†	111	6,537
Gardner Denver Holdings, Inc.†*	60	1,841
Generac Holdings, Inc.†*	211	9,687
Harris Corp.†	9	1,452
Hillenbrand, Inc.†	49	2,249
Hubbell, Inc.†	69	8,403
Illinois Tool Works, Inc.	3	470
John Bean Technologies Corp.†	7	794
Masco Corp.†	240	9,706
Navistar International Corp.†*	356	12,449
Oshkosh Corp.†	12	927
Owens Corning†	196	15,758
Rexnord Corp.†*	270	8,014
Snap-on, Inc.†	44	6,492
Stanley Black & Decker, Inc.†	93	14,248
Teledyne Technologies, Inc.†*	16	2,995
Terex Corp.†	171	6,397
TransDigm Group, Inc.†	6	1,842
Trex Co., Inc.†*	67	7,288
Univar, Inc.†*	112	3,108
Wabtec Corp.†	100	8,140
Welbilt, Inc.†*	74	1,439

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WESCO International, Inc.†*	24	$1,489
Xylem, Inc.†	96	7,384

		240,292

Commercial & Professional Services — 0.3%
Cimpress NV (Netherlands)†*	19	2,939
Deluxe Corp.†	106	7,845
Dun & Bradstreet Corp. (The)†	9	1,053
ManpowerGroup, Inc.	17	1,957

		13,794

Consumer Durables & Apparel — 1.5%
Carter’s, Inc.†	121	12,596
Deckers Outdoor Corp.†*	92	8,283
Gildan Activewear, Inc. (Canada)†	157	4,536
Hanesbrands, Inc.†	140	2,579
Lululemon Athletica, Inc.*	55	4,902
Polaris Industries, Inc.†	60	6,871
Ralph Lauren Corp.†	138	15,428
Tupperware Brands Corp.†	94	4,548
Wolverine World Wide, Inc.†	59	1,705

		61,448

Consumer Services — 1.5%
Choice Hotels International, Inc.†	11	882
Dunkin’ Brands Group, Inc.†	6	358
Grand Canyon Education, Inc.†*	15	1,574
Hilton Worldwide Holdings, Inc.†	139	10,948
Las Vegas Sands Corp.†	61	4,386
Marriott International, Inc., Class A†	79	10,742
Restaurant Brands International, Inc. (Canada)†	68	3,871
Six Flags Entertainment Corp.†	175	10,895
Stars Group, Inc. (The) (Canada)†*	79	2,176
Weight Watchers International, Inc.†*	234	14,910

		60,742

Food & Staples Retailing — 0.6%
CVS Health Corp.	47	2,924
Kroger Co. (The)†	747	17,883
Sysco Corp.†	41	2,458

		23,265

Food, Beverage & Tobacco — 2.2%
Altria Group, Inc.†	189	11,778
General Mills, Inc.†	120	5,407
Ingredion, Inc.†	38	4,899
Kraft Heinz Co. (The)†	43	2,678

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares†	94	$10,001
Molson Coors Brewing Co., Class B†	111	8,362
National Beverage Corp.†	53	4,718
Philip Morris International, Inc.†	175	17,395
Pilgrim’s Pride Corp.†*	464	11,419
Tyson Foods, Inc., Class A†	237	17,346

		94,003

Health Care Equipment & Services — 1.7%
AmerisourceBergen Corp.†	147	12,673
athenahealth, Inc.†*	10	1,430
Cotiviti Holdings, Inc.†*	118	4,064
DENTSPLY SIRONA, Inc.†	54	2,717
Envision Healthcare Corp.*	28	1,076
Express Scripts Holding Co.†*	213	14,714
Laboratory Corp. of America Holdings†*	79	12,778
Masimo Corp.†*	83	7,300
Universal Health Services, Inc., Class B†	89	10,538
Varian Medical Systems, Inc.†*	29	3,557

		70,847

Household & Personal Products — 0.7%
Church & Dwight Co., Inc.†	127	6,396
Energizer Holdings, Inc.†	43	2,562
Spectrum Brands Holdings, Inc.†	201	20,844

		29,802

Media — 0.7%
CBS Corp., Class B, non-voting shares†	130	6,681
Discovery, Inc., Class A†*	328	7,029
Interpublic Group of Cos., Inc. (The)†	234	5,389
John Wiley & Sons, Inc., Class A†	12	764
Lions Gate Entertainment Corp., Class B (Canada)†	55	1,324
News Corp., Class A†	471	7,442
Viacom, Inc., Class B†	32	994

		29,623

Pharmaceuticals, Biotechnology & Life Sciences — 2.3%
AbbVie, Inc.†	85	8,045
Amgen, Inc.†	43	7,331
Biogen, Inc.†*	66	18,072
Celgene Corp.†*	118	10,527

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Halozyme Therapeutics, Inc.†*	91	$1,783
Perrigo Co. PLC (Ireland)†	28	2,334
Pfizer, Inc.†	138	4,898
PRA Health Sciences, Inc.†*	17	1,410
Regeneron Pharmaceuticals, Inc.†*	30	10,331
United Therapeutics Corp.†*	142	15,955
Vertex Pharmaceuticals, Inc.†*	20	3,260
Waters Corp.*	2	397
Zoetis, Inc.†	133	11,107

		95,450

Retailing — 2.7%
American Eagle Outfitters, Inc.†	265	5,281
AutoZone, Inc.†*	3	1,946
Best Buy Co., Inc.†	25	1,750
Booking Holdings, Inc.†*	6	12,482
Dick’s Sporting Goods, Inc.†	308	10,795
Dollar Tree, Inc.†*	31	2,942
Five Below, Inc.†*	66	4,840
Kohl’s Corp.†	256	16,771
L Brands, Inc.†	269	10,278
Lowe’s Cos., Inc.†	132	11,583
Michaels Cos., Inc. (The)†*	184	3,627
Nordstrom, Inc.	18	871
O’Reilly Automotive, Inc.†*	20	4,948
Ross Stores, Inc.†	87	6,784
Signet Jewelers Ltd. (Bermuda)	13	501
Tiffany & Co.†	92	8,985
Tractor Supply Co.†	20	1,260
Ulta Beauty, Inc.†*	43	8,784
Williams-Sonoma, Inc.	10	528

		114,956

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc.†*	124	7,924
Advanced Micro Devices, Inc.*	362	3,638
Analog Devices, Inc.†	149	13,578
Applied Materials, Inc.†	279	15,515
Broadcom Ltd. (Singapore)†	33	7,776
Cypress Semiconductor Corp.†	263	4,460
Entegris, Inc.†	62	2,158
First Solar, Inc.†*	67	4,756
Intel Corp.†	36	1,875
Lam Research Corp.†	65	13,205

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Marvell Technology Group Ltd. (Bermuda)†	599	$12,579
Micron Technology, Inc.†*	298	15,538
MKS Instruments, Inc.†	136	15,728
ON Semiconductor Corp.†*	137	3,351
Qorvo, Inc.*	30	2,114
Skyworks Solutions, Inc.†	43	4,311
Teradyne, Inc.†	342	15,633
Texas Instruments, Inc.†	70	7,272

		151,411

Software & Services — 1.8%
Accenture PLC, Class A (Ireland)	13	1,996
Alliance Data Systems Corp.†	22	4,683
Alphabet, Inc., Class A*	4	4,149
CACI International, Inc., Class A†*	12	1,816
Conduent, Inc.†*	101	1,883
DST Systems, Inc.†	65	5,437
Etsy, Inc.†*	136	3,816
Euronet Worldwide, Inc.†*	125	9,865
Facebook, Inc., Class A†*	64	10,226
Gartner, Inc.†*	26	3,058
j2 Global, Inc.†	35	2,762
LogMeIn, Inc.†	35	4,044
MAXIMUS, Inc.†	31	2,069
Open Text Corp. (Canada)†	18	626
Oracle Corp.†	198	9,058
Symantec Corp.†	314	8,117
Total System Services, Inc.†	5	431
Zynga, Inc., Class A*	118	432

		74,468

Technology Hardware & Equipment — 1.9%
Apple, Inc.†	58	9,731
Arista Networks, Inc.†*	40	10,212
CDW Corp.†	118	8,297
Ciena Corp.†*	124	3,212
Coherent, Inc.†*	34	6,372
Itron, Inc.†*	42	3,005
Jabil, Inc.†	254	7,297
Juniper Networks, Inc.†	94	2,287
Motorola Solutions, Inc.†	4	421
NetApp, Inc.†	132	8,143
Tech Data Corp.*	8	681
Ubiquiti Networks, Inc.†*	17	1,170
Vishay Intertechnology, Inc.†	668	12,425

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Western Digital Corp.†	20	$1,845
Zebra Technologies Corp., Class A†*	39	5,428

		80,526

Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B (Canada)†	67	2,994

Transportation — 0.9%
Canadian Pacific Railway Ltd. (Canada)†	44	7,766
Expeditors International of Washington, Inc.†	188	11,900
Norfolk Southern Corp.†	86	11,677
Union Pacific Corp.†	42	5,646

		36,989

TOTAL COMMON STOCKS (Cost $1,168,839)		1,218,711

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 61.0%
Gotham Neutral 500 Fund	134,228	1,515,435
Gotham Neutral Fund*	97,843	1,040,071

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $2,434,540)		2,555,506

	Par Value
U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bill — 4.7%
United States Treasury Bill 1.06% 04/26/2018†(b)	$200,000	199,854

TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,854)		199,854

TOTAL LONG POSITIONS - 94.8%		3,974,071

(Cost $3,803,233)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (29.1)%
COMMON STOCKS — (29.1)%
Automobiles & Components — (1.0)%
Adient PLC (Ireland)	(310)	$(18,526)
Ford Motor Co.	(894)	(9,906)
Visteon Corp.*	(106)	(11,685)

		(40,117)

Capital Goods — (2.9)%
Barnes Group, Inc.	(46)	(2,755)
BWX Technologies, Inc.	(66)	(4,193)
CAE, Inc. (Canada)	(97)	(1,803)
Carlisle Cos., Inc.	(36)	(3,759)
Donaldson Co., Inc.	(78)	(3,514)
Fortive Corp.	(78)	(6,047)
HEICO Corp.	(50)	(4,340)
Hexcel Corp.	(231)	(14,920)
Huntington Ingalls Industries, Inc.	(2)	(516)
ITT, Inc.	(2)	(98)
JELD-WEN Holding, Inc.*	(84)	(2,572)
KLX, Inc.*	(27)	(1,919)
Lennox International, Inc.	(33)	(6,744)
Maxar Technologies Ltd. (Canada)	(1)	(46)
Middleby Corp. (The)*	(36)	(4,456)
Moog, Inc., Class A*	(58)	(4,780)
Northrop Grumman Corp.	(29)	(10,124)
Proto Labs, Inc.*	(63)	(7,406)
RBC Bearings, Inc.*	(19)	(2,360)
Regal Beloit Corp.	(16)	(1,174)
SiteOne Landscape Supply, Inc.*	(121)	(9,322)
Spirit Aerosystems Holdings, Inc., Class A	(6)	(502)
Timken Co. (The)	(110)	(5,016)
United Rentals, Inc.*	(62)	(10,709)
USG Corp.*	(27)	(1,091)
WABCO Holdings, Inc.*	(23)	(3,079)
Woodward, Inc.	(125)	(8,958)

		(122,203)

Commercial & Professional Services — (1.4)%
ASGN, Inc.*	(17)	(1,392)
CoStar Group, Inc.*	(9)	(3,264)
KAR Auction Services, Inc.	(223)	(12,087)
Ritchie Bros Auctioneers, Inc. (Canada)	(294)	(9,252)
Rollins, Inc.	(161)	(8,216)
Stantec, Inc. (Canada)	(4)	(99)
Tetra Tech, Inc.	(6)	(294)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
TransUnion*	(25)	$ (1,420)
UniFirst Corp.	(1)	(162)
Verisk Analytics, Inc.*	(84)	(8,736)
Waste Connections, Inc. (Canada)	(88)	(6,313)
Waste Management, Inc.	(64)	(5,384)

		(56,619)

Consumer Durables & Apparel — (1.7)%
Mattel, Inc.	(516)	(6,785)
Mohawk Industries, Inc.*	(57)	(13,236)
NIKE, Inc., Class B	(243)	(16,145)
PVH Corp.	(4)	(606)
Skechers U.S.A., Inc., Class A*	(350)	(13,611)
Under Armour, Inc., Class C*	(1,393)	(19,990)

		(70,373)

Consumer Services — (1.8)%
Aramark.	(120)	(4,747)
Carnival Corp. (Panama)	(84)	(5,509)
Churchill Downs, Inc.	(11)	(2,685)
ILG, Inc.	(543)	(16,893)
International Game Technology PLC (United Kingdom)	(89)	(2,379)
MGM Resorts International	(276)	(9,666)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(3)	(159)
Planet Fitness, Inc., Class A*	(144)	(5,439)
Red Rock Resorts, Inc., Class A	(169)	(4,948)
Service Corp. International	(5)	(189)
Starbucks Corp.	(195)	(11,289)
Wendy’s Co. (The)	(619)	(10,863)
Yum! Brands, Inc.	(26)	(2,213)

		(76,979)

Food & Staples Retailing — (0.5)%
Casey’s General Stores, Inc.	(139)	(15,258)
Costco Wholesale Corp.	(28)	(5,276)
PriceSmart, Inc.	(9)	(752)

		(21,286)

Food, Beverage & Tobacco — (1.6)%
Archer-Daniels-Midland Co.	(254)	(11,016)
Blue Buffalo Pet Products, Inc.*	(256)	(10,191)
Bunge Ltd. (Bermuda)	(219)	(16,193)
Constellation Brands, Inc., Class A	(34)	(7,749)
Darling Ingredients, Inc.*	(555)	(9,602)
Hain Celestial Group, Inc. (The)*	(289)	(9,268)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hormel Foods Corp.	(67)	$(2,299)
Lamb Weston Holdings, Inc.	(18)	(1,048)

		(67,366)

Health Care Equipment & Services — (4.8)%
Acadia Healthcare Co., Inc.*	(413)	(16,181)
Align Technology, Inc.*	(4)	(1,005)
Baxter International, Inc.	(76)	(4,943)
Becton Dickinson and Co.	(85)	(18,419)
Cantel Medical Corp.	(14)	(1,560)
Cardinal Health, Inc.	(158)	(9,903)
Cerner Corp.*	(308)	(17,864)
Chemed Corp.	(4)	(1,091)
Cooper Cos., Inc. (The)	(37)	(8,466)
DaVita, Inc.*	(200)	(13,188)
Edwards Lifesciences Corp.*	(11)	(1,535)
Globus Medical, Inc., Class A*	(71)	(3,537)
Hologic, Inc.*	(340)	(12,702)
IDEXX Laboratories, Inc.*	(49)	(9,378)
Integra LifeSciences Holdings Corp.*	(122)	(6,751)
Medidata Solutions, Inc.*	(209)	(13,127)
Neogen Corp.*	(69)	(4,622)
NuVasive, Inc.*	(95)	(4,960)
ResMed, Inc.	(43)	(4,234)
STERIS PLC (United Kingdom)	(51)	(4,761)
Stryker Corp.	(47)	(7,563)
Teleflex, Inc.	(25)	(6,374)
Veeva Systems, Inc., Class A*	(176)	(12,852)
West Pharmaceutical Services, Inc.	(62)	(5,474)
Zimmer Biomet Holdings, Inc.	(117)	(12,758)

		(203,248)

Household & Personal Products — 0.0%
Clorox Co. (The)	(8)	(1,065)

Media — (0.6)%
Charter Communications, Inc., Class A*	(18)	(5,602)
Live Nation Entertainment, Inc.*	(352)	(14,833)
Twenty-First Century Fox, Inc., Class A	(112)	(4,109)

		(24,544)

Pharmaceuticals, Biotechnology & Life Sciences — (2.0)%
Bio-Rad Laboratories, Inc., Class A*	(32)	(8,003)
Bio-Techne Corp.	(67)	(10,120)
Catalent, Inc.*	(240)	(9,854)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Incyte Corp.*	(191)	$ (15,916)
Ionis Pharmaceuticals, Inc.*	(386)	(17,015)
Mylan NV (Netherlands)*	(170)	(6,999)
PerkinElmer, Inc.	(127)	(9,616)
QIAGEN NV (Netherlands)*	(198)	(6,397)

		(83,920)

Retailing — (1.7)%
Camping World Holdings, Inc., Class A	(219)	(7,063)
Dollar General Corp.	(5)	(468)
Genuine Parts Co.	(163)	(14,644)
Lithia Motors, Inc., Class A	(8)	(804)
LKQ Corp.*	(237)	(8,994)
Ollie’s Bargain Outlet Holdings, Inc.*	(120)	(7,236)
Qurate Retail Group, Inc., Class A*	(548)	(13,793)
TripAdvisor, Inc.*	(449)	(18,360)

		(71,362)

Semiconductors & Semiconductor Equipment — (0.5)%
Microsemi Corp.*	(207)	(13,397)
Monolithic Power Systems, Inc.	(60)	(6,946)
Versum Materials, Inc.	(1)	(38)

		(20,381)

Software & Services — (5.0)%
ACI Worldwide, Inc.*	(228)	(5,408)
Activision Blizzard, Inc.	(273)	(18,417)
Akamai Technologies, Inc.*	(179)	(12,705)
ANSYS, Inc.*	(46)	(7,208)
Aspen Technology, Inc.*	(111)	(8,757)
Black Knight, Inc.*	(14)	(659)
Blackbaud, Inc.	(101)	(10,283)
CommVault Systems, Inc.*	(106)	(6,063)
Electronic Arts, Inc.*	(111)	(13,458)
Ellie Mae, Inc.*	(154)	(14,159)
Fair Isaac Corp.*	(9)	(1,524)
First Data Corp., Class A*	(255)	(4,080)
Fortinet, Inc.*	(63)	(3,376)
GrubHub, Inc.*	(44)	(4,465)
Guidewire Software, Inc.*	(175)	(14,145)
IAC/InterActiveCorp.*	(10)	(1,564)
Intuit, Inc.	(93)	(16,122)
Nuance Communications, Inc.*	(423)	(6,662)
Paycom Software, Inc.*	(46)	(4,940)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Concluded)

March 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Pegasystems, Inc.	(168)	$ (10,189)
PTC, Inc.*	(49)	(3,822)
Qualys, Inc.*	(96)	(6,984)
Science Applications International Corp.	(38)	(2,994)
Synopsys, Inc.*	(123)	(10,239)
Take-Two Interactive Software, Inc.*	(50)	(4,889)
Teradata Corp.*	(207)	(8,212)
Twitter, Inc.*	(257)	(7,456)
Tyler Technologies, Inc.*	(2)	(422)
VeriSign, Inc.*	(5)	(593)

		(209,795)

Technology Hardware & Equipment — (1.8)%
ARRIS International PLC (United Kingdom)*	(546)	(14,507)
Arrow Electronics, Inc.*	(93)	(7,163)
AVX Corp.	(82)	(1,357)
Corning, Inc.	(655)	(18,261)
EchoStar Corp., Class A*	(25)	(1,319)
II-VI, Inc.*	(173)	(7,076)
Keysight Technologies, Inc.*	(27)	(1,415)
TE Connectivity Ltd. (Switzerland)	(16)	(1,598)
Trimble, Inc.*	(217)	(7,786)
ViaSat, Inc.*	(197)	(12,947)

		(73,429)

Telecommunication Services — (0.2)%
CenturyLink, Inc.	(571)	(9,382)
United States Cellular Corp.*	(23)	(924)

		(10,306)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (1.6)%
FedEx Corp.	(76)	$(18,248)
JB Hunt Transport Services, Inc.	(66)	(7,732)
Kirby Corp.*	(35)	(2,693)
Knight-Swift Transportation Holdings, Inc.	(198)	(9,110)
Landstar System, Inc.	(23)	(2,522)
Ryder System, Inc.	(181)	(13,175)
XPO Logistics, Inc.*	(119)	(12,115)

		(65,595)

TOTAL COMMON STOCK (Proceeds $1,237,915)		(1,218,588)

TOTAL SECURITIES SOLD SHORT - (29.1)%		(1,218,588)

(Proceeds $1,237,915)

OTHER ASSETS IN EXCESS OF LIABILITIES - 34.3%		1,436,022

NET ASSETS - 100.0%		$4,191,505

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Discount Yield - Rate shown is at the time of purchase.
*	Non-income producing.

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities

March 31, 2018

(Unaudited)

	Gotham Absolute 500 Fund	Gotham Absolute 500 Core Fund	Gotham Enhanced 500 Fund
Assets
Non-affiliated investments, at value[1,2,3]	$18,985,070	$2,653,295	$53,112,719
Cash	347,809	404,900	526,818
Deposits with brokers for securities sold short	5,572,570	554,786	2,555,400
Securities lending cash collateral	—	2,975	—
Receivables:
Investments sold	476,187	67,684	1,407,185
Capital shares sold	1,499,440	—	224,072
Dividends and interest	22,254	3,403	65,579
Investment Adviser	—	2,129	—
Prepaid expenses and other assets	16,309	2,202	15,030

Total assets	26,919,639	3,691,374	57,906,803

Liabilities
Securities sold short, at value[4]	10,528,097	1,212,815	24,808,398
Payables:
Securities lending cash collateral	883,102	2,975	2,465,970
Investments purchased	1,355,122	65,928	1,738,811
Dividends and fees on securities sold short	12,589	1,273	37,250
Investment Adviser	11,196	—	30,021
Administration and accounting fees	15,995	14,007	16,235
Accrued expenses	35,603	18,186	29,437

Total liabilities	12,841,704	1,315,184	29,126,122

Net Assets	$14,077,935	$2,376,190	$28,780,681

Net Assets Consisted of:
Capital stock, $0.01 par value	$11,644	$2,025	$22,716
Paid-in capital	11,842,651	2,014,150	22,802,795
Accumulated net investment income/(loss)	(7,990)	(622)	30,081
Accumulated net realized gain from investments and securities sold short	972,553	201,547	2,809,378
Net unrealized appreciation/(depreciation) on investments and securities sold short	1,259,077	159,090	3,115,711

Net Assets	$14,077,935	$2,376,190	$28,780,681

Institutional Class Shares:
Net assets	$14,077,935	$2,376,190	$28,780,681

Shares Outstanding	1,164,416	202,466	2,271,627

Net asset value, offering and redemption price per share	$12.09	$11.74	$12.67

[1]Non-affiliated investments, at cost	$17,867,213	$2,508,634	$50,338,760
[2]Includes market value of securities on loan	$872,254	$20,892	$2,439,199
[3]Includes market value of securities designated as collateral for securities on loan	$1,435,405	$—	$4,317,562
[4]Proceeds received, securities sold short	$10,669,317	$1,227,244	$25,150,150

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

March 31, 2018

(Unaudited)

	Gotham Enhanced 500 Core Fund	Gotham Neutral 500 Fund	Gotham Hedged Plus Fund
Assets
Non-affiliated investments, at value[1,2]	$3,637,331	$7,210,820	$3,853,704
Cash	29,507	427,397	128,620
Deposits with brokers for securities sold short	22,098	4,059,674	879,528
Securities lending cash collateral	17,110	13,873	22,719
Receivables:
Investments sold	76,179	444,305	83,372
Dividends and interest	4,731	8,470	4,337
Investment Adviser	1,756	—	747
Prepaid expenses and other assets	2,157	661	21,352

Total assets	3,790,869	12,165,200	4,994,379

Liabilities
Securities sold short, at value[3]	1,051,989	5,750,560	2,345,438
Payables:
Securities lending cash collateral	17,110	13,873	22,719
Investments purchased	76,401	477,923	84,840
Dividends and fees on securities sold short	1,448	4,461	2,690
Investment Adviser	—	2,869	—
Administration and accounting fees	14,127	15,825	16,960
Accrued expenses	17,152	20,372	23,953

Total liabilities	1,178,227	6,285,883	2,496,600

Net Assets	$2,612,642	$5,879,317	$2,497,779

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,059	$5,207	$2,072
Paid-in capital	2,056,527	5,516,927	2,035,679
Accumulated net investment income/(loss)	10,062	(5,462)	3,279
Accumulated net realized gain from investments and securities sold short	339,822	34,252	201,806
Net unrealized appreciation/(depreciation) on investments and securities sold short	204,172	328,393	254,943

Net Assets	$2,612,642	$5,879,317	$2,497,779

Institutional Class Shares:
Net assets	$2,612,642	$5,879,317	$2,497,779

Shares Outstanding	205,913	520,727	207,172

Net asset value, offering and redemption price per share	$12.69	$11.29	$12.06

[1]Non-affiliated investments, at cost	$3,449,609	$6,958,141	$3,623,141
[2]Includes market value of securities on loan	$52,755	$40,724	$22,208
[3]Proceeds received, securities sold short	$1,068,439	$5,826,274	$2,369,818

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

March 31, 2018

(Unaudited)

	Gotham Hedged Core Fund	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund
Assets
Non-affiliated investments, at value[1,2]	$2,427,169	$4,119,286	$16,913,584
Cash	178,835	29,919	10,593
Deposits with brokers for securities sold short	798,227	3,990	78,553
Securities lending cash collateral	5,669	51,235	48,745
Receivables:
Investments sold	36,617	108,860	438,227
Capital shares sold	—	—	447,747
Dividends and interest	2,608	4,739	24,711
Investment Adviser	2,856	2,533	—
Prepaid expenses and other assets	414	471	929

Total assets	3,452,395	4,321,033	17,963,089

Liabilities
Securities sold short, at value[3]	967,948	1,783,615	7,659,611
Payables:
Securities lending cash collateral	5,669	51,235	48,745
Investments purchased	41,534	108,116	882,716
Dividends and fees on securities sold short	882	1,288	9,522
Investment Adviser	—	—	6,795
Administration and accounting fees	20,064	48,262	17,144
Accrued expenses	20,117	21,533	21,097

Total liabilities	1,056,214	2,014,049	8,645,630

Net Assets	$2,396,181	$2,306,984	$9,317,459

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,031	$2,043	$7,406
Paid-in capital	2,021,996	2,032,557	7,860,378
Accumulated net investment income/(loss)	1,457	(9,185)	13,039
Accumulated net realized gain from investments and securities sold short	218,243	56,660	709,845
Net unrealized appreciation/(depreciation) on investments and securities sold short	152,454	224,909	726,791

Net Assets	$2,396,181	$2,306,984	$9,317,459

Institutional Class Shares:
Net assets	$2,396,181	$2,306,984	$9,317,459

Shares Outstanding	203,111	204,254	740,624

Net asset value, offering and redemption price per share	$11.80	$11.29	$12.58

[1]Non-affiliated investments, at cost	$2,283,200	$3,947,939	$16,256,524
[2]Includes market value of securities on loan	$37,295	$123,037	$149,207
[3]Proceeds received, securities sold short	$976,433	$1,837,177	$7,729,342

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

March 31, 2018

(Unaudited)

	Gotham Short Strategies Fund	Gotham Institutional Value Fund
Assets
Non-affiliated investments, at value[1,2]	$7,102,853	$2,826,116
Swaps, at value	301,886	—
Cash	—	14,753
Receivables:
Investments sold	5,088,561	44,035
Dividends and interest	6,856	3,645
Prepaid expenses and other assets	6,456	26,107

Total assets	12,506,612	2,914,656

Liabilities
Due to custodian	2,313,216	—
Payables:
Investments purchased	2,938,314	44,358
Investment Adviser	32,480	313
Administration and accounting fees	28,309	11,146
Accrued expenses	26,842	22,625

Total liabilities	5,339,161	78,442

Net Assets	$7,167,451	$2,836,214

Net Assets Consisted of:
Capital stock, $0.01 par value	$7,130	$2,400
Paid-in capital	7,195,990	2,406,104
Accumulated net investment income/(loss)	(22,249)	3,981
Accumulated net realized gain/(loss) from investments and swaps	(174,960)	242,266
Net unrealized appreciation/(depreciation) on investments and swaps	161,540	181,463

Net Assets	$7,167,451	$2,836,214

Institutional Class Shares:
Net assets	$7,167,451	$2,836,214

Shares Outstanding	712,963	239,973

Net asset value, offering and redemption price per share	$10.05	$11.82

[1] Non-affiliated investments, at cost	$7,243,199	$2,644,653
[2] Includes market value of securities designated as collateral for swaps	$5,994,903	$—

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

March 31, 2018

(Unaudited)

	Gotham Total Return Fund	Gotham Master Neutral Fund
Assets
Non-affiliated investments, at value[1]	$—	$1,418,565
Affiliated investments, at value[2]	23,140,566	2,555,506
Cash	228,507	392,683
Deposits with brokers for securities sold short	—	1,078,728
Receivables:
Investments sold	—	88,107
Capital shares sold	1,500,000	—
Dividends and interest	—	800
Investment Adviser	25,502	6,435
Prepaid expenses and other assets	23,807	1,744

Total assets	24,918,382	5,542,568

Liabilities
Securities sold short, at value[3]	—	1,218,588
Payables:
Investments purchased	1,492,463	79,455
Administration and accounting fees	21,715	20,833
Distribution fees	295	—
Accrued expenses	24,194	32,187

Total liabilities	1,538,667	1,351,063

Net Assets	$23,379,715	$4,191,505

Net Assets Consisted of:
Capital stock, $0.01 par value	$17,540	$4,079
Paid-in capital	20,132,816	4,083,995
Accumulated net investment income/(loss)	3,055	(2,772)
Accumulated net realized gain/(loss) from investments and securities sold short	248,967	(83,962)
Net unrealized appreciation/(depreciation) on investments and securities sold short	2,977,337	190,165

Net Assets	$23,379,715	$4,191,505

Institutional Class Shares:
Net assets	$21,894,818	$4,191,505

Shares Outstanding	1,753,997	407,929

Net asset value, offering and redemption price per share	$12.48	$10.28

Investor Class Shares:
Net assets	$1,484,897	N/A

Shares Outstanding	119,048	N/A

Net asset value, offering and redemption price per share	$12.47	N/A

[1]Non-affiliated investments, at cost	$—	$1,368,693
[2]Affiliated investments, at cost	$20,163,229	$2,434,540
[3]Proceeds received, securities sold short	$—	$1,237,915

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations

For the Six Months Ended March 31, 2018

(Unaudited)

	Gotham Absolute 500 Fund	Gotham Absolute 500 Core Fund	Gotham Enhanced 500 Fund
Investment Income
Dividends from non-affiliated securities	$184,330	$28,092	$529,386
Interest	—	326	530
Income from securities loaned (Note 5)	16	30	36

Total investment income	184,346	28,448	529,952

Expenses
Advisory fees (Note 2)	83,957	11,750	184,649
Administration and accounting fees (Note 2)	10,409	8,451	11,296
Dividends and fees on securities sold short	77,114	9,825	266,824
Fees on cash collateral (Note 5)	8,910	—	27,880
Transfer agent fees (Note 2)	6,476	2,478	9,044
Custodian fees (Note 2)	466	88	1,026
Trustees’ and officers’ fees (Note 2)	1,298	352	46
Printing and shareholder reporting fees	665	191	1,345
Registration and filing fees	3,344	171	12,607
Legal fees	689	159	145
Audit fees	16,567	10,785	12,668
Other expenses	2,452	1,481	4,369

Total expenses before waivers and reimbursements	212,347	45,731	531,899

Recoupments and/or waivers, reimbursements (Note 2)	(33,038)	(22,393)	(32,029)

Net expenses after waivers and reimbursements	179,309	23,338	499,870

Net investment income.	5,037	5,110	30,082

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	1,839,727	312,548	4,761,728
Net realized loss from securities sold short	(490,014)	(70,378)	(1,168,258)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(679,769)	(143,654)	(1,617,109)
Net change in unrealized appreciation/(depreciation) on securities sold short	171,906	33,964	562,700

Net realized and unrealized gain on investments	841,850	132,480	2,539,061

Net increase in net assets resulting from operations	$846,887	$137,590	$2,569,143

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Six Months Ended March 31, 2018

(Unaudited)

	Gotham Enhanced 500 Core Fund	Gotham Neutral 500 Fund	Gotham Hedged Plus Fund
Investment Income
Dividends from non-affiliated securities	$38,925	$58,336	$37,839
Interest	13	128	176
Income from securities loaned (Note 5)	42	20	30

Total investment income	38,980	58,484	38,045

Expenses
Advisory fees (Note 2)	12,899	31,276	12,382
Administration and accounting fees (Note 2)	7,215	10,622	9,868
Dividends and fees on securities sold short	12,520	25,509	20,526
Transfer agent fees (Note 2)	2,923	3,231	3,359
Custodian fees (Note 2)	97	174	93
Trustees’ and officers’ fees (Note 2)	223	318	299
Printing and shareholder reporting fees	290	250	1,326
Registration and filing fees	251	744	9,708
Legal fees	115	15	1,066
Audit fees	10,767	9,390	12,972
Offering fees	—	1,109	—
Other expenses	1,419	1,162	2,949

Total expenses before waivers and reimbursements	48,719	83,800	74,548

Recoupments and/or waivers, reimbursements (Note 2)	(21,364)	(23,539)	(39,783)

Net expenses after waivers and reimbursements	27,355	60,261	34,765

Net investment income/(loss)	11,625	(1,777)	3,280

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	413,795	401,374	339,386
Net realized loss from securities sold short	(48,592)	(254,138)	(83,440)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(187,810)	(124,201)	(115,446)
Net change in unrealized appreciation/(depreciation) on securities sold short	19,876	166,341	34,503

Net realized and unrealized gain on investments	197,269	189,376	175,003

Net increase in net assets resulting from operations	$208,894	$187,599	$178,283

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Six Months Ended March 31, 2018

(Unaudited)

	Gotham Hedged Core Fund	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund
Investment Income
Dividends from non-affiliated securities	$23,533	$36,288	$180,060
Less: foreign taxes withheld	—	(75)	—
Interest	203	14	37
Income from securities loaned (Note 5)	22	315	142

Total investment income	23,758	36,542	180,239

Expenses
Advisory fees (Note 2)	8,341	23,037	58,572
Administration and accounting fees (Note 2)	13,679	41,353	10,842
Dividends and fees on securities sold short	4,419	18,147	87,003
Transfer agent fees (Note 2)	3,561	3,760	3,232
Custodian fees (Note 2)	89	86	325
Trustees’ and officers’ fees (Note 2)	196	390	875
Printing and shareholder reporting fees	152	183	181
Registration and filing fees	663	744	744
Legal fees	79	31	239
Audit fees	10,902	12,495	11,829
Other expenses	1,453	1,211	1,660

Total expenses before waivers and reimbursements	43,534	101,437	175,502

Recoupments and/or waivers, reimbursements (Note 2)	(28,987)	(58,526)	(23,419)

Net expenses after waivers and reimbursements	14,547	42,911	152,083

Net investment income/(loss)	9,211	(6,369)	28,156

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	293,712	342,880	1,305,616
Net realized loss from securities sold short	(37,639)	(140,862)	(428,400)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(151,227)	(138,700)	(447,376)
Net change in unrealized appreciation/(depreciation) on securities sold short	14,992	76,125	194,332

Net realized and unrealized gain on investments	119,838	139,443	624,172

Net increase in net assets resulting from operations	$129,049	$133,074	$652,328

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Six Months Ended March 31, 2018

(Unaudited)

	Gotham Short Strategies Fund	Gotham Institutional Value Fund
Investment Income
Dividends from non-affiliated securities	$68,094	$28,699
Less: foreign taxes withheld	(406)	—
Interest	781	11

Total investment income	68,469	28,710

Expenses
Advisory fees (Note 2)	90,717	11,220
Administration and accounting fees (Note 2)	25,043	5,247
Transfer agent fees (Note 2)	2,872	3,807
Custodian fees (Note 2)	4,504	105
Trustees’ and officers’ fees (Note 2)	1,256	373
Printing and shareholder reporting fees	2,305	886
Registration and filing fees	20,114	5,449
Legal fees	3,061	592
Audit fees	14,730	11,727
Other expenses	1,901	2,025

Total expenses before waivers and reimbursements	166,503	41,431

Recoupments and/or waivers, reimbursements (Note 2)	(75,786)	(28,108)

Net expenses after waivers and reimbursements	90,717	13,323

Net investment income/(loss)	(22,248)	15,387

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from non-affiliated investments	(33,690)	267,390
Net realized loss on swaps	(15,167)	—
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(781,064)	(73,021)
Net change in unrealized appreciation/(depreciation) on swaps	734,401	—

Net realized and unrealized gain/(loss) on investments	(95,520)	194,369

Net increase/(decrease) in net assets resulting from operations	$(117,768)	$209,756

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Six Months Ended March 31, 2018

(Unaudited)

	Gotham Total Return Fund	Gotham Master Neutral Fund
Investment Income
Dividends from non-affiliated securities	$—	$7,538
Dividends from affiliated securities	58,974	1,249
Less: foreign taxes withheld	—	(40)
Interest	126	1,329

Total investment income	59,100	10,076

Expenses
Advisory fees (Note 2)	—	5,790
Administration and accounting fees (Note 2)	19,286	21,927
Dividends and fees on securities sold short	—	2,073
Distribution fees (Investor Class) (Note 2)	915	—
Transfer agent fees (Note 2)	11,524	4,058
Custodian fees (Note 2)	4,780	3,386
Trustees’ and officers’ fees (Note 2)	1,409	607
Printing and shareholder reporting fees	2,457	2,739
Registration and filing fees	7,561	553
Legal fees	14,649	1,077
Audit fees	6,669	13,737
Other expenses	2,724	2,675

Total expenses before waivers and reimbursements	71,974	58,622

Recoupments and/or waivers, reimbursements (Note 2)	(71,058)	(50,759)

Net expenses after waivers and reimbursements	916	7,863

Net investment income	58,184	2,213

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	—	51,422
Net realized loss from securities sold short	—	(108,088)
Capital gain distributions from affiliated investments	255,261	6,305
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	—	25,266
Net change in unrealized appreciation/(depreciation) on affiliated investments	1,170,509	108,651
Net change in unrealized appreciation/(depreciation) on securities sold short	—	53,283

Net realized and unrealized gain on investments	1,425,770	136,839

Net increase in net assets resulting from operations	$1,483,954	$139,052

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute 500 Fund		Gotham Absolute 500 Core Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$5,037	$(25,631)	$5,110	$5,192
Net realized gain/(loss) from investments and securities sold short	1,349,713	1,521,589	242,170	(35,372)
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	(507,863)	17,893	(109,690)	269,689

Net increase in net assets resulting from operations	846,887	1,513,851	137,590	239,509

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	—	—	(24,607)	—
Net realized capital gains	(244,260)	—	(4,198)	—

Net decrease in net assets from dividends and distributions to shareholders	(244,260)	—	(28,805)	—

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	1,470,916	(2,955,285)	28,805	—

Total increase/(decrease) in net assets	2,073,543	(1,441,434)	137,590	239,509

Net assets
Beginning of period	12,004,392	13,445,826	2,238,600	1,999,091

End of period	$14,077,935	$12,004,392	$2,376,190	$2,238,600

Accumulated net investment income/(loss), end of period	$(7,990)	$(13,027)	$(622)	$18,875

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Enhanced 500 Fund		Gotham Enhanced 500 Core Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Net increase/(decrease) in net assets from operations:
Net investment income	$30,082	$38,979	$11,625	$17,998
Net realized gain/(loss) from investments and securities sold short	3,593,470	1,726,182	365,203	(16,356)
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	(1,054,409)	2,354,924	(167,934)	373,606

Net increase in net assets resulting from operations	2,569,143	4,120,085	208,894	375,248

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(42,759)	(66,405)	(33,011)	—
Net realized capital gains	(1,561,279)	—	(8,070)	—

Net decrease in net assets from dividends and distributions to shareholders	(1,604,038)	(66,405)	(41,081)	—

Increase in Net Assets from Capital Share Transactions (Note 4)	3,362,508	534,486	46,081	25,000

Total increase in net assets	4,327,613	4,588,166	213,894	400,248

Net assets
Beginning of period	24,453,068	19,864,902	2,398,748	1,998,500

End of period	$28,780,681	$24,453,068	$2,612,642	$2,398,748

Accumulated net investment income, end of period	$30,081	$42,758	$10,062	$31,448

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Neutral 500 Fund		Gotham Hedged Plus Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(1,777)	$(15,906)	$3,280	$1,922
Net realized gain/(loss) from investments and securities sold short	147,236	(91,876)	255,946	9,530
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	42,140	286,253	(80,943)	292,930

Net increase in net assets resulting from operations	187,599	178,471	178,283	304,382

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(3,742)	—	(18,183)	(21,994)
Net realized capital gains	(18,890)	—	(34,014)	(8,651)

Net decrease in net assets from dividends and distributions to shareholders	(22,632)	—	(52,197)	(30,645)

Increase in Net Assets from Capital Share Transactions (Note 4)	2,121,377	1,414,502	52,197	30,645

Total increase in net assets	2,286,344	1,592,973	178,283	304,382

Net assets
Beginning of period	3,592,973	2,000,000	2,319,496	2,015,114

End of period	$5,879,317	$3,592,973	$2,497,779	$2,319,496

Accumulated net investment income/(loss), end of period	$(5,462)	$57	$3,279	$18,182

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Hedged Core Fund		Gotham Defensive Long Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$9,211	$14,026	$(6,369)	$(5,561)
Net realized gain/(loss) from investments and securities sold short	256,073	(35,583)	202,018	(108,013)
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	(136,235)	289,598	(62,575)	288,984

Net increase in net assets resulting from operations	129,049	268,041	133,074	175,410

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(35,113)	—	(11,536)	—
Net realized capital gains	(1,571)	—	(36,317)	—

Net decrease in net assets from dividends and distributions to shareholders	(36,684)	—	(47,853)	—

Increase in Net Assets from Capital Share Transactions (Note 4)	36,684	—	47,853	—

Total increase in net assets	129,049	268,041	133,074	175,410

Net assets
Beginning of period	2,267,132	1,999,091	2,173,910	1,998,500

End of period	$2,396,181	$2,267,132	$2,306,984	$2,173,910

Accumulated net investment income/(loss), end of period	$1,457	$27,359	$(9,185)	$8,720

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Defensive Long 500 Fund		Gotham Short Strategies Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Period Ended September 30, 2017*

Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$28,156	$22,039	$(22,248)	$35,361
Net realized gain/(loss) from investments, securities sold short and swaps	877,216	(163,098)	(48,857)	(126,103)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short and swaps	(253,044)	981,335	(46,663)	208,203

Net increase/(decrease) in net assets resulting from operations	652,328	840,276	(117,768)	117,461

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(54,690)	—	(35,362)	—

Net decrease in net assets from dividends and distributions to shareholders	(54,690)	—	(35,362)	—

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	780,219	5,100,826	(11,007,673)	18,210,793	(a)

Total increase/(decrease) in net assets	1,377,857	5,941,102	(11,160,803)	18,328,254

Net assets
Beginning of period	7,939,602	1,998,500	18,328,254	—

End of period	$9,317,459	$7,939,602	$7,167,451	$18,328,254

Accumulated net investment income/(loss), end of period	$13,039	$39,573	$(22,249)	$35,361

*	The Fund commenced operations on July 31, 2017.
(a)

Gotham Short Strategies Fund had a subscription due to a reorganization in the amount of $17,422,918 on July 31, 2017. The subscription was composed of securities and cash in the amounts of $16,037,918 and $1,385,000, respectively, (See Note 1).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Institutional Value Fund		Gotham Total Return Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017

Net increase/(decrease) in net assets from operations:
Net investment income	$15,387	$28,845	$58,184	$12,488
Net realized gain from investments	267,390	287,235	255,261	33,486
Net change in unrealized appreciation/ (depreciation) on investments	(73,021)	69,528	1,170,509	1,821,128

Net increase in net assets resulting from operations	209,756	385,608	1,483,954	1,867,102

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(58,213)	(53,698)	(57,123)	(4,144)
Net realized capital gains	(280,936)	—	(11,054)	—

Net decrease in net assets from dividends and distributions to shareholders	(339,149)	(53,698)	(68,177)	(4,144)

Increase in Net Assets from Capital Share Transactions (Note 4)	338,877	58,934	3,424,767	8,614,335

Total increase in net assets	209,484	390,844	4,840,544	10,477,293

Net assets
Beginning of period	2,626,730	2,235,886	18,539,171	8,061,878

End of period	$2,836,214	$2,626,730	$23,379,715	$18,539,171

Accumulated net investment income, end of period	$3,981	$46,807	$3,055	$1,994

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

	Gotham Master Neutral Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Period Ended September 30, 2017*
Net increase/(decrease) in net assets from operations:
Net investment income	$2,213	$4,336
Net realized gain/(loss) from investments and securities sold short	(50,361)	17,622
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	187,200	2,965

Net increase in net assets resulting from operations	139,052	24,923

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(10,040)	—
Net realized capital gains	(50,504)	—

Net decrease in net assets from dividends and distributions to shareholders	(60,544)	—

Increase in Net Assets from Capital Share Transactions (Note 4)	38,074	4,050,000

Total increase in net assets	116,582	4,074,923

Net assets
Beginning of period	4,074,923	—

End of period	$4,191,505	$4,074,923

Accumulated net investment income/(loss), end of period	$(2,772)	$5,055

*	The Fund commenced operations on April 28, 2017.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow

(Unaudited)

	Gotham Absolute 500 Fund	Gotham Absolute 500 Core Fund	Gotham Enhanced 500 Fund
	For the Six Months Ended March 31, 2018	For the Six Months Ended March 31, 2018	For the Six Months Ended March 31, 2018
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$846,887	$137,590	$2,569,143

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(21,446,864)	(3,224,935)	(59,242,581)
Proceeds from disposition of long-term portfolio investments	20,816,898	3,248,316	54,680,186
Purchases to cover securities sold short	(17,831,133)	(2,172,870)	(39,187,632)
Proceeds from securities sold short	18,065,145	2,206,233	42,231,264
Net realized gain on investments and securities sold short	(1,349,713)	(242,170)	(3,593,470)
Net change in unrealized (appreciation)/depreciation on investments and securities sold short	507,863	109,690	1,054,409
Increase/(decrease) in deposits with brokers for securities sold short	188,650	(4,836)	177,184
Increase/(decrease) in receivable for securities sold	1,669,223	(42,644)	1,811,005
Decrease in cash collateral for securities lending	—	4,661	—
Increase in dividend and interest receivable	(2,445)	(753)	(17,349)
Increase in receivable from investment advisor	—	(2,129)	—
Increase/(decrease) in prepaid expenses and other assets	1,277	(1,548)	(2,191)
Increase/(decrease) in payable for investments purchased	(174,677)	42,361	(814,640)
Decrease in use of cash collateral from securities lending	(444,325)	(4,661)	(1,275,980)
Increase in dividends and fees payable for securities sold short	157	96	5,130
Increase/(decrease) in payable for investment advisor	6,661	(2,807)	6,181
Decrease in accrued expense payable	(2,663)	(4,217)	(5,309)

Net cash provided by (used in) operating activities	850,941	45,377	(1,604,650)

Cash flows from financing activities:
Proceeds from shares sold	1,081,006	—	4,442,059
Payment of shares redeemed	(1,353,790)	—	(2,869,012)
Dividends and Distributions to Shareholders	—	—	(38,649)
Decrease in due to custodian	(230,348)	—	—

Net cash provided by (used in) financing activities	(503,132)	—	1,534,398

Net increase/(decrease) in cash	347,809	45,377	(70,252)

Cash at beginning of period	—	359,523	597,070

Cash at end of period	$347,809	$404,900	$526,818

Supplemental disclosure of cash flow information:

Cash paid during the period for financing charges	$(1,589)	$(451)	$86,807

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow (Continued)

(Unaudited)

	Gotham Enhanced 500 Core Fund	Gotham Neutral 500 Fund	Gotham Hedged Plus Fund
	For the Six Months Ended March 31, 2018	For the Six Months Ended March 31, 2018	For the Six Months Ended March 31, 2018
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$208,895	$187,599	$178,283

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(4,173,923)	(10,787,575)	(4,550,491)
Proceeds from disposition of long-term portfolio investments	4,114,657	7,810,635	4,309,814
Purchases to cover securities sold short	(1,970,569)	(7,148,042)	(2,984,596)
Proceeds from securities sold short	2,026,409	9,664,973	3,295,077
Net realized gain on investments and securities sold short	(365,203)	(147,236)	(255,946)
Net change in unrealized (appreciation)/depreciation on investments and securities sold short	167,934	(42,140)	80,943
Increase/(decrease) in deposits with brokers for securities sold short	22,472	(1,721,140)	(311,280)
Increase in receivable for securities sold	(22,914)	(365,753)	(9,719)
Increase/(decrease) in cash collateral for securities lending	(6,651)	1,476	3,374
Increase in dividend and interest receivable	(1,331)	(4,508)	(979)
Increase/(decrease) in receivable from investment advisor	(1,756)	1,026	10,221
Increase/(decrease) in prepaid expenses and other assets	(1,563)	227	(8,208)
Increase in payable for investments purchased	24,166	402,085	15,428
Increase/(decrease) in use of cash collateral from securities lending	6,651	(1,476)	(3,374)
Increase in dividends and fees payable for securities sold short	130	1,701	578
Increase/(decrease) in payable for investment advisor	(2,769)	2,869	—
Decrease in accrued expense payable	(5,099)	(1,138)	(4,634)

Net cash provided by (used in) operating activities	19,536	(2,146,417)	(235,509)

Cash flows from financing activities:
Proceeds from shares sold	5,000	2,467,494	—
Payment of shares redeemed	—	(1,255)	—

Net cash provided by (used in) financing activities	5,000	2,466,239	—

Net increase/(decrease) in cash	24,536	319,822	(235,509)

Cash at beginning of period	4,971	107,575	364,129

Cash at end of period	$29,507	$427,397	$128,620

Supplemental disclosure of cash flow information:

Cash paid during the period for financing charges	$3,505	$(13,465)	$1,211

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow (Concluded)

(Unaudited)

	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund
	For the Six Months Ended March 31, 2018	For the Six Months Ended March 31, 2018
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$133,074	$652,328

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(4,814,871)	(19,559,013)
Proceeds from disposition of long-term portfolio investments	4,719,023	18,214,354
Purchases to cover securities sold short	(2,248,905)	(12,365,610)
Proceeds from securities sold short	2,320,201	12,976,538
Net realized gain on investments and securities sold short	(202,018)	(877,216)
Net change in unrealized (appreciation)/depreciation on investments and securities sold short	62,575	253,044
Increase/(decrease) in deposits with brokers for securities sold short	59,891	(49,973)
Increase in receivable for securities sold	(56,486)	(291,272)
Increase/(decrease) in cash collateral for securities lending	(7,005)	9,932
Increase in dividend and interest receivable	(396)	(8,375)
Decrease in prepaid expenses and other assets	386	113
Increase in payable for investments purchased	55,198	738,223
Increase/(decrease) in use of cash collateral from securities lending	7,005	(9,932)
Increase in dividends and fees payable for securities sold short	63	912
Increase in payable for investment advisor	9,562	2,952
Increase/(decrease) in accrued expense payable	24,300	(2,316)

Net cash provided by (used in) operating activities	61,597	(315,311)

Cash flows from financing activities:
Proceeds from shares sold	—	527,367
Payment of shares redeemed	—	(249,585)
Increase/(decrease) in due to custodian	(31,678)	—

Net cash provided by (used in) financing activities	(31,678)	277,782

Net increase/(decrease) in cash	29,919	(37,529)

Cash at beginning of period	—	48,122

Cash at end of period	$29,919	$10,593

Supplemental disclosure of cash flow information:

Cash paid during the period for financing charges	$9,830	$26,665

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights

	Gotham Absolute 500 Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Period Ended April 30, 2015**
Per Share Operating Performance
Net asset value, beginning of year/period	$11.50		$10.21	$9.80	$10.47		$10.00

Net investment income/(loss)(1)	0.00	(2)	(0.02)	(0.02)	(0.03)		(0.09)
Net realized and unrealized gain/(loss) on investments	0.83		1.31	0.77	(0.64)		0.78

Total from investment operations	0.83		1.29	0.75	(0.67)		0.69

Dividends and distributions to shareholders from:
Net investment income	—		—	—	—		—
Net realized capital gains	(0.24)		—	(0.16)	—		(0.23)
Return of capital	—		—	(0.19)	—		—

Total dividends and distributions to shareholders	(0.24)		—	(0.35)	—		(0.23)

Redemption fees	—		—	0.01	—		0.01

Net asset value, end of year/period	$12.09		$11.50	$10.21	$9.80		$10.47

Total investment return(3)	7.26%		12.63%	7.88%	(6.40)%		6.98%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$14,078		$12,004	$13,446	$15,801		$10,583
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.88	%(5)	3.20%	3.80%	4.22	%(5)	4.13	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.41	%(5)	3.78%	4.00%	4.75	%(5)	5.92	%(5)
Ratio of net investment income (loss) to average net assets (including dividend and interest expense)	0.08	%(5)	(0.20)%	(0.19)%	(0.69	)%(5)	(1.15	)%(5)
Portfolio turnover rate	116.01	%(7)	203.65%	251.62%	126.07	%(7)	327.45	%(7)

*	The Fund changed its fiscal year end from April 30 to September 30.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on July 31, 2014.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund would be 1.50%, 1.50%, 1.84%, 2.25% and 2.25% for the six months ended March 31, 2018, the years ended September 30, 2017 and 2016, and the periods ended September 30, 2015, and April 30, 2015, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Absolute 500 Core Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.19		$10.00	$10.00

Net investment income(1)	0.03		0.03	—
Net realized and unrealized gain/(loss) on investments	0.66		1.16	(0.00	)(2)

Total from investment operations	0.69		1.19	(0.00	)(2)

Dividends and distributions to shareholders from:
Net investment income	(0.12)		—	—
Net realized capital gains	(0.02)		—	—

Total dividends and distributions to shareholders	(0.14)		—	—

Redemption fees	—		—	—

Net asset value, end of year/period	$11.74		$11.19	$10.00

Total investment return(3)	6.21%		11.90%	0.00%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,376		$2,239	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.98	%(5)	2.15%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.89	%(5)	5.33%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	0.43	%(5)	0.25%	—
Portfolio turnover rate	123.49	%(7)	244.96%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund would be 1.15% and 1.15% for the six months ended March 31, 2018 and the year ended September 30, 2017, respectively.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Enhanced 500 Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Period Ended September 30, 2015*
Per Share Operating Performance
Net asset value, beginning of year/period	$12.20		$10.22	$8.99		$10.00

Net investment income/(loss)(1)	0.01		0.02	0.03		(0.02)
Net realized and unrealized gain/(loss) on investments	1.24		1.99	1.26		(0.99)

Total from investment operations	1.25		2.01	1.29		(1.01)

Dividends and distributions to shareholders from:
Net investment income	(0.02)		(0.03)	(0.01)		—
Net realized capital gains	(0.76)		—	(0.05)		—

Total dividends and distributions to shareholders	(0.78)		(0.03)	(0.06)		—

Redemption fees	—		—	0.00	(2)	—

Net asset value, end of year/period	$12.67		$12.20	$10.22		$8.99

Total investment return(3)	10.28%		19.73%	14.43	%(4)	(10.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$28,781		$24,453	$19,865		$6,067
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(5)	3.65	%(6)	3.83%	4.09%		4.40	%(6)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)(7)	3.89	%(6)	4.18%	4.69%		5.54	%(6)
Ratio of net investment income (loss) to average net assets (including dividend and interest expense)	0.22	%(6)	0.17%	0.29%		(0.24	)%(6)
Portfolio turnover rate	107.29	%(8)	192.91%	219.41%		355.33	%(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 31, 2014.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	The performance data includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(5)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund would be 1.50%, 1.50%, 1.77% and 2.25% for the six months ended March 31, 2018, the years ended September 30, 2017 and 2016 and the period ended September 30, 2015, respectively.
(6)	Annualized.
(7)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Enhanced 500 Core Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.86		$9.99	$10.00

Net investment income(1)	0.06		0.09	—
Net realized and unrealized gain/(loss) on investments	0.97		1.78	(0.01)

Total from investment operations	1.03		1.87	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.16)		—	—
Net realized capital gains	(0.04)		—	—

Total dividends and distributions to shareholders	(0.20)		—	—

Redemption fees	—		—	—

Net asset value, end of year/period	$12.69		$11.86	$9.99

Total investment return(2)	8.72%		18.60%	(0.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,613		$2,399	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	2.12	%(4)	2.21%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	3.78	%(4)	5.28%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	0.90	%(4)	0.83%	—
Portfolio turnover rate	114.89	%(6)	237.06%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund would be 1.15% and 1.15% for the six months ended March 31, 2018 and the year ended September 30, 2017, respectively.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Neutral 500 Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$10.77		$10.00

Net investment loss(1)	(0.00	)(2)	(0.07)
Net realized and unrealized gain on investments	0.58		0.84

Total from investment operations	0.58		0.77

Dividends and distributions to shareholders from:
Net investment income	(0.01)		—
Net realized capital gains	(0.05)		—

Total dividends and distributions to shareholders	(0.06)		—

Redemption fees	—		—

Net asset value, end of year/period	$11.29		$10.77

Total investment return(3)	5.36%		7.70%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$5,879		$3,593
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.60	%(5)	3.24%
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.62	%(5)	6.02%
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.08	)%(5)	(0.64)%
Portfolio turnover rate	138.99	%(7)	201.65%

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund would be 1.50% and 1.50% for the six months ended March 31, 2018 and the year ended September 30, 2017, respectively.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Hedged Plus Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.43		$10.08	$10.00

Net investment income(1)	0.02		0.01	0.00	(2)
Net realized and unrealized gain on investments	0.87		1.49	0.08

Total from investment operations	0.89		1.50	0.08

Dividends and distributions to shareholders from:
Net investment income	(0.09)		(0.11)	—
Net realized capital gains	(0.17)		(0.04)	—

Total dividends and distributions to shareholders	(0.26)		(0.15)	—

Redemption fees	—		—	—

Net asset value, end of year/period	$12.06		$11.43	$10.08

Total investment return(3)	7.76%		15.01%	0.80%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,498		$2,319	$2,015
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.81	%(5)	3.10%	3.13	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	6.02	%(5)	8.46%	8.17	%(5)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.26	%(5)	0.09%	0.00	%(5)(7)
Portfolio turnover rate	115.73	%(8)	182.53%	151.89	%(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund would be 1.15%, 1.15% and 1.15% for the six months ended March 31, 2018, the year ended September 30, 2017 and the period ended September 30, 2016, respectively.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Amount is less than 0.005%.
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Hedged Core Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.34		$10.00	$10.00

Net investment income(1)	0.05		0.07	—
Net realized and unrealized gain/(loss) on investments	0.60		1.27	(0.00	)(2)

Total from investment operations	0.65		1.34	(0.00	)(2)

Dividends and distributions to shareholders from:
Net investment income	(0.18)		—	—
Net realized capital gains	(0.01)		—	—

Total dividends and distributions to shareholders	(0.19)		—	—

Redemption fees	—		—	—

Net asset value, end of year/period	$11.80		$11.34	$10.00

Total investment return(3)	5.68%		13.40%	0.00%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,396		$2,267	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.22	%(5)	1.40%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.65	%(5)	4.91%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	0.77	%(5)	0.66%	—
Portfolio turnover rate	116.67	%(7)	248.96%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund would be 0.85% and 0.85% for the six months ended March 31, 2018 and the year ended September 30, 2017, respectively.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Defensive Long Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$10.87		$9.99	$10.00

Net investment loss(1)	(0.03)		(0.03)	—
Net realized and unrealized gain/(loss) on investments	0.69		0.91	(0.01)

Total from investment operations	0.66		0.88	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.06)		—	—
Net realized capital gains	(0.18)		—	—

Total dividends and distributions to shareholders	(0.24)		—	—

Net asset value, end of year/period	$11.29		$10.87	$9.99

Total investment return(2)	6.17%		8.70%	(0.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,307		$2,174	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	3.72	%(4)	3.62%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	8.80	%(4)	8.27%	—
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.55	)%(4)	(0.27)%	—
Portfolio turnover rate	115.66	%(6)	262.95%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund would be 2.15% and 2.15% for the six months ended March 31, 2018 and the year ended September 30, 2017, respectively.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Defensive Long 500 Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.71		$9.99	$10.00

Net investment income(1)	0.04		0.04	—
Net realized and unrealized gain/(loss) on investments	0.91		1.68	(0.01)

Total from investment operations	0.95		1.72	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.08)		—	—

Total dividends and distributions to shareholders	(0.08)		—	—

Redemption fees	—		—	—

Net asset value, end of year/period	$12.58		$11.71	$9.99

Total investment return(2)	8.11%		17.10%	(0.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$9,317		$7,940	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	3.50	%(4)	3.80%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	4.04	%(4)	5.01%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	0.65	%(4)	0.39%	—
Portfolio turnover rate	113.38	%(6)	259.21%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund would be 1.50% and 1.50% for the six months ended March 31, 2018 and the year ended September 30, 2017, respectively.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Short Strategies Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Period Ended September 30, 2017*
Per Share Operating Performance
Net asset value, beginning of period	$10.07		$10.00

Net investment income/(loss)(1)	(0.02)		0.02
Net realized and unrealized gain on investments	0.02		0.05

Total from investment operations	—		0.07

Dividends and distributions to shareholders from:
Net investment income	(0.02)		—

Total dividends and distributions to shareholders	(0.02)		—

Redemption fees	—		—

Net asset value, end of period	$10.05		$10.07

Total investment return(2)	(0.05)%		0.70%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$7,167		$18,328
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	1.35	%(3)	1.35	%(3)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)	2.48	%(3)	3.06	%(3)
Ratio of net investment income (loss) to average net assets	(0.33	)%(3)	1.19	%(3)
Portfolio turnover rate	280.31	%(5)	165.16	%(5)(6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on July 31, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.
(6)	Portfolio turnover rate excludes securities received from processing a subscription due to a reorganization (See Note 1).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Institutional Value Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$12.46		$10.87	$10.00

Net investment income(1)	0.07		0.14	0.11
Net realized and unrealized gain on investments	0.90		1.71	0.76

Total from investment operations	0.97		1.85	0.87

Dividends and distributions to shareholders from:
Net investment income	(0.28)		(0.26)	—
Net realized capital gains	(1.33)		—	—

Total dividends and distributions to shareholders	(1.61)		(0.26)	—

Redemption fees	—		—	—

Net asset value, end of year/period	$11.82		$12.46	$10.87

Total investment return(2)	7.97%		17.31%	8.70%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,836		$2,627	$2,236
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.95	%(3)	0.95%	0.95	%(3)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)	2.95	%(3)	4.40%	4.90	%(3)
Ratio of net investment income to average net assets	1.10	%(3)	1.19%	1.41	%(3)
Portfolio turnover rate	104.28	%(5)	168.54%	243.77	%(5)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Total Return Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.60		$10.02	$9.33	$10.00

Net investment income/(loss)(1)	0.04		0.01	0.17	(0.01)
Net realized and unrealized gain/(loss) on investments	0.89		1.58	0.72	(0.66)

Total from investment operations	0.93		1.59	0.89	(0.67)

Dividends and distributions to shareholders from:
Net investment income	(0.04)		(0.01)	(0.18)	—
Net realized capital gains	(0.01)		—	(0.02)	—

Total dividends and distributions to shareholders	(0.05)		(0.01)	(0.20)	—

Redemption fees	—		—	—	0.00	(2)

Net asset value, end of year/period	$12.48		$11.60	$10.02	$9.33

Total investment return(3)	7.95%		15.82%	9.65%	(6.70)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$21,895		$18,539	$8,062	$7,010
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.00	%(4)	0.02%	0.17%	0.18	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)	0.68	%(4)	0.74%	1.55%	1.57	%(4)
Ratio of net investment income (loss) to average net assets	0.59	%(4)	0.09%	1.78%	(0.18	)%(4)
Portfolio turnover rate	0.00	%(6)	27.24%	5.85%	42.30	%(6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

	Gotham Total Return Fund Investor Class Shares
	For the Period Ended March 31, 2018 (Unaudited)*
Per Share Operating Performance
Net asset value, beginning of period	$12.60

Net investment loss(1)	(0.01)
Net realized and unrealized loss on investments	(0.12)

Total from investment operations	(0.13)

Dividends and distributions to shareholders from:
Net investment income	—
Net realized capital gains	—

Total dividends and distributions to shareholders	—

Redemption fees	—

Net asset value, end of period	$12.47

Total investment return(2)	(1.03)%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$1,485
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.25	%(3)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)	1.06	%(3)
Ratio of net investment loss to average net assets	(0.25	)%(3)
Portfolio turnover rate	0.00	%(5)

*	Investor class commenced operations on January 2, 2018. Initial seed capital was issued at $12.60 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Concluded)

	Gotham Master Neutral Fund Institutional Class Shares
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Period Ended September 30, 2017*
Per Share Operating Performance
Net asset value, beginning of period	$10.08		$10.00

Net investment income(1)	0.01		0.01
Net realized and unrealized gain on investments	0.33		0.07

Total from investment operations	0.34		0.08

Dividends and distributions to shareholders from:
Net investment income	(0.02)		—
Net realized capital gains	(0.12)		—

Total dividends and distributions to shareholders	(0.14)		—

Redemption fees	—		—

Net asset value, end of period	$10.28		$10.08

Total investment return(2)	3.39%		0.80%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$4,192		$4,075
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	0.38	%(4)	0.31	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	2.84	%(4)	4.60	%(4)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.11	%(4)	0.35	%(4)
Portfolio turnover rate	82.04	%(6)	96.82	%(6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on April 28, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Fund would be 0.28% and 0.31% for the six months ended March 31, 2018 and the period ended September 30, 2017, respectively.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Notes to Financial Statements

March 31, 2018

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Absolute 500 Fund, the Gotham Absolute 500 Core Fund, the Gotham Enhanced 500 Fund, the Gotham Enhanced 500 Core Fund, the Gotham Neutral 500 Fund, the Gotham Hedged Plus Fund, the Gotham Hedged Core Fund, the Gotham Defensive Long Fund, the Gotham Defensive Long 500 Fund, the Gotham Short Strategies Fund, the Gotham Institutional Value Fund, the Gotham Total Return Fund and the Gotham Master Neutral Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Total Return Fund offers one class of shares, Institutional Class. The Gotham Total Return Fund offers two classes of shares, Institutional and Investor Class. The Fund’s commencement of operations are as follows:

Gotham Absolute 500 Fund (“Absolute 500”)	July 31, 2014
Gotham Absolute 500 Core Fund (“Absolute 500 Core”)	September 30, 2016
Gotham Enhanced 500 Fund (“Enhanced 500”)	December 31, 2014
Gotham Enhanced 500 Core Fund (“Enhanced 500 Core”)	September 30, 2016
Gotham Neutral 500 Fund (“Neutral 500”)	October 01, 2016
Gotham Hedged Plus Fund (“Hedged Plus”)	March 31, 2016
Gotham Hedged Core Fund (“Hedged Core”)	September 30, 2016
Gotham Defensive Long Fund (“Defensive Long”)	September 30, 2016
Gotham Defensive Long 500 Fund (“Defensive Long 500”)	September 30, 2016
Gotham Short Strategies Fund (“Short Strategies”)	July 31, 2017
Gotham Institutional Value Fund (“Institutional Value”)	December 31, 2015
Gotham Total Return Fund (“Total Return”) (operates as a “Fund of Funds”)	March 31, 2015
Gotham Master Neutral Fund (“Master Neutral”)	April 28, 2017

All the Funds except for the Institutional Value, Total Return and Master Neutral seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Institutional Value seeks to achieve its investment objective by primarily investing in long positions of U.S. equity securities listed in the S&P 500® Index, but may invest in other large capitalization companies, primarily selected from the largest 500-700 U.S. companies based on market capitalization. Total Return seeks to achieve its investment objective by primarily investing in the other funds advised by Gotham. Master Neutral seeks to achieve its investment objective by primarily investing in other funds advised by Gotham, but also in long and short positions of U.S. equity securities.

On July 31, 2017, Short Strategies (“GSSFX”), as the result of a reorganization, acquired substantially all of the assets of a privately offered fund (“Predecessor Fund”) managed by Gotham Asset Management, LLC, in exchange for Institutional Class shares of GSSFX. The Predecessor Fund was organized and commenced operations in February, 2008, and had an investment objective, investment policies, and restrictions that were, in all material respects, equivalent to those of GSSFX. The Predecessor Fund was not registered as an investment company under the 1940 Act and was not subject to certain investment limitations, diversification requirements, liquidity requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). This reorganization transaction was structured to qualify as a non-taxable transaction under the Code. In connection with this reorganization, the Predecessor Fund and GSSFX each valued its respective securities pursuant to the same valuation procedures. For financial statement purposes, assets received and shares issued by GSSFX were recorded at fair value, and GSSFX recorded the cost of such investments at their historical cost as recorded by the Predecessor Fund. The cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of GSSFX’s unrealized depreciation at the time of reorganization (GSSFX had no assets or liabilities prior to the reorganization) as follows:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

	Predecessor Fund investments, at value at time of reorganization	Predecessor Fund cost of investments at time of reorganization	Predecessor Fund net assets at time of reorganization	Predecessor Fund unrealized (depreciation) at time of reorganization	Net assets of GSSFX immediately after reorganization
Short Strategies	$16,037,918	$16,042,925	$17,422,918	$(5,007)	$17,422,918

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a U.S. Treasury Obligation with the end of period value of $199,854 held by Master Neutral; and total return swap with an unrealized appreciation of $301,886 held by Short Strategies. These securities are considered Level 2 as of and for the period ended March 31, 2018.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended March 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus and legal fees, are amortized over twelve months from inception of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Short Sales — Certain Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of March 31, 2018, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Absolute 500	$10,528,097	$11,476,795	$5,572,570
Absolute 500 Core	1,212,815	1,925,132	554,786
Enhanced 500	24,808,398	35,313,122	2,555,400
Enhanced 500 Core	1,051,989	2,888,622	22,098
Neutral 500	5,750,560	6,305,854	4,059,674
Hedged Plus	2,345,438	2,952,086	879,528
Hedged Core	967,948	1,578,169	798,227
Defensive Long	1,783,615	3,079,195	3,990
Defensive Long 500	7,659,611	11,867,777	78,553
Master Neutral	1,218,588	1,306,278	1,078,728

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the period ended March 31, 2018:

Rebate (Income)/Fees
Absolute 500	$(52,403)
Absolute 500 Core	(6,089)
Enhanced 500	(121,071)
Enhanced 500 Core	(5,300)
Neutral 500	(23,302)
Hedged Plus	(11,402)
Hedged Core	(4,550)
Defensive Long	(5,475)
Defensive Long 500	38,096
Master Neutral	(5,493)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short and are as follows for the period ended March 31, 2018:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

	Short Sales Proceeds	Financing Charges
Absolute 500	$4,597,227	$50,813
Absolute 500 Core	619,557	5,638
Enhanced 500	21,254,051	235,758
Enhanced 500 Core	1,002,542	8,805
Neutral 500	1,249,588	9,838
Hedged Plus	1,400,634	12,614
Hedged Core	146,433	1,443
Defensive Long	1,701,760	15,305
Defensive Long 500	7,243,062	64,761
Master Neutral	103,271	1,151

Swaps Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of March 31, 2018, only Short Strategies held a total return swap.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

For the six months ended March 31, 2018, the quarterly average volume of the total return swap was as follows:

Notional Amount
Short Strategies	$(19,180,240)

Counterparty Risk — Certain of the derivatives entered into by the Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.

Liquidity Risks — The Fund may be subject to liquidity risk primarily due to investments in derivatives. The Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Fund may be exposed to the risk of additional losses due to such delays.

Master Netting Agreement — In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements — For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use  cash  and  non-cash  collateral  it  receives.  A Fund generally agrees not to use non-cash collateral that it receives but may, absent

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged*	Net Amount**
Short Strategies	$301,886	$—	$301,886	$—	$301,886	$—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

Absolute 500	1.35%
Absolute 500 Core	1.00%
Enhanced 500	1.35%
Enhanced 500 Core	1.00%
Neutral 500	1.35%
Hedged Plus	1.00%
Hedged Core	0.70%
Defensive Long	2.00%
Defensive Long 500	1.35%
Short Strategies	1.35%
Institutional Value	0.80%
Total Return(1)	—%
Master Neutral(1)	0.30%

(1)	For Total Return and Master Neutral (individually, the “Fund”, collectively, the “Funds”), Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 1.00% and 0.75%, respectively, of Total Return and Master Neutral’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Funds on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. Total Return does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an investment advisory fee on such assets. Master Neutral expects to invest 40% of its assets in securities directly; the Fund will pay an advisory fee on such directly invested assets.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions and for Total Return and Master Neutral exclusive of investment advisory fee, if any), do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the period ended March 31, 2018.

	Institutional Class	Investor Class	Termination Date
Absolute 500	1.50%	N/A	January 31, 2020
Absolute 500 Core	1.15%	N/A	January 31, 2020
Enhanced 500	1.50%	N/A	January 31, 2020
Enhanced 500 Core	1.15%	N/A	January 31, 2020
Neutral 500	1.50%	N/A	January 31, 2020
Hedged Plus	1.15%	N/A	January 31, 2020
Hedged Core	0.85%	N/A	January 31, 2020
Defensive Long	2.15%	N/A	January 31, 2020
Defensive Long 500	1.50%	N/A	January 31, 2020
Short Strategies	1.35%	N/A	July 31, 2020
Institutional Value	0.95%	N/A	January 31, 2020
Total Return	0.00%	0.25%	January 31, 2020
Master Neutral(1)	0.00%	N/A	January 31, 2020

(1)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of advisory fees, if any.

For the period ended March 31, 2018, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
Absolute 500	$83,957	$(33,038)	$50,919
Absolute 500 Core	11,750	(22,393)	(10,643)
Enhanced 500	184,649	(32,029)	152,620
Enhanced 500 Core	12,899	(21,364)	(8,465)
Neutral 500	31,276	(23,539)	7,737
Hedged Plus	12,382	(39,783)	(27,401)
Hedged Core	8,341	(28,987)	(20,646)
Defensive Long	23,037	(58,526)	(35,489)
Defensive Long 500	58,572	(23,419)	35,153
Short Strategies	90,717	(75,786)	14,931
Institutional Value	11,220	(28,108)	(16,888)
Total Return	—	(71,058)	(71,058)
Master Neutral	5,790	(50,759)	(44,969)

For all funds except for Absolute 500, Enhanced 500, Institutional Value, Total Return, Short Strategies and Master Neutral, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. For Absolute 500, Enhanced 500, Institutional Value, Total Return and Master Neutral, the Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. Short Strategies is not entitled to recoup any amounts reduced or reimbursed by the Adviser. As of March 31, 2018, the amount of potential reimbursement from the Funds to the Adviser are as follows:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

	Expiration 04/30/2018	Expiration 09/30/2018	Expiration 09/30/2019	Expiration 09/30/2020	Expiration 03/31/2021
Absolute 500	$99,209	$29,092	$32,059	$74,474	$33,038
Absolute 500 Core	N/A	N/A	N/A	66,947	22,393
Enhanced 500	N/A	48,788	76,809	82,079	32,029
Enhanced 500 Core	N/A	N/A	N/A	66,803	21,364
Neutral 500	N/A	N/A	N/A	69,432	23,539
Hedged Plus	N/A	N/A	49,689	117,002	39,783
Hedged Core	N/A	N/A	N/A	74,311	28,987
Defensive Long	N/A	N/A	N/A	97,415	58,526
Defensive Long 500	N/A	N/A	N/A	68,706	23,419
Institutional Value	N/A	N/A	59,712	83,569	28,108
Total Return	N/A	36,613	107,341	23,788	71,058
Master Neutral	N/A	N/A	N/A	—	50,759

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc, (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust has adopted a distribution plan for Investor Class shares of Total Return, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Total Return compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the Investor Class shares of Total Return’s average daily net assets.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the period ended March 31, 2018 was $5,493. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

Investment in Affiliated Funds

The following tables list each issuer owned by Total Return and Master Neutral that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during period ended March 31, 2018:

Total Return
Name of Issuer	Value at 9/30/17	Purchase Cost	Dividend Income	Sales Proceeds	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 3/31/18	Shares Held at 3/31/18
Absolute 500	$3,657,474	$ 725,328	$ —	$—	$—	$187,187	$4,569,989	377,997
Defensive Long 500	5,570,810	1,008,655	38,540	—	—	412,539	6,992,004	555,803
Enhanced 500	2,813,333	666,546	4,838	—	—	108,820	3,588,699	283,244
Gotham Index Plus Fund	3,763,049	662,317	15,596	—	—	355,094	4,780,460	336,179
Gotham Neutral Fund	2,617,503	485,042	—	—	—	106,869	3,209,414	301,920

Master Neutral
Name of Issuer	Value at 9/30/17	Purchase Cost	Dividend Income	Sales Proceeds	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 3/31/18	Shares Held at 3/31/18
Neutral 500	$1,438,366	$7,555	$1,249	$—	$—	$69,514	$1,515,435	134,228
Gotham Neutral Fund	1,000,934	—	—	—	—	39,137	1,040,071	97,843

3. Investment in Securities

For the six months ended March 31, 2018 for all funds, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Absolute 500	$21,449,779	$20,816,897
Absolute 500 Core	3,224,993	3,248,316
Enhanced 500	59,248,562	54,680,186
Enhanced 500 Core	4,173,922	4,114,657
Neutral 500	10,788,452	7,810,635
Hedged Plus	4,551,120	4,309,814
Hedged Core	2,852,614	2,733,738
Defensive Long	4,807,404	4,711,480
Defensive Long 500	19,559,090	18,214,354
Short Strategies	88,052,258	114,859,532
Institutional Value	2,916,575	2,925,442
Total Return	3,547,888	—
Master Neutral	3,246,411	3,041,843

For the six months ended March 31, 2018 , the Funds had no purchases or sales of U.S. Government securities.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

4. Capital Share Transactions

For the periods ended March 31, 2018 and September 30, 2017, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Period Ended March 31, 2018		For the Period Ended September 30, 2017
	Shares	Value	Shares	Value
Absolute 500:
Institutional Class Shares:
Sales	214,650	$2,580,446	228,505	$2,473,111
Reinvestments	20,254	244,260	—	—
Redemption Fees*	—	—	—	—
Redemptions	(114,773)	(1,353,790)	(500,946)	(5,428,396)

Net Increase (Decrease)	120,131	$1,470,916	(272,441)	$(2,955,285)

Absolute 500 Core:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	2,466	28,805	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	2,466	$28,805	—	$—

Enhanced 500:
Institutional Class Shares:
Sales	364,555	$4,666,131	648,594	$7,239,119
Reinvestments	124,633	1,565,389	5,728	62,726
Redemption Fees*	—	—	—	—
Redemptions	(222,296)	(2,869,012)	(593,745)	(6,767,359)

Net Increase	266,892	$3,362,508	60,577	$534,486

Enhanced 500 Core:
Institutional Class Shares:
Sales	394	$5,000	2,256	$25,000
Reinvestments	3,263	41,081	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	3,657	$46,081	2,256	$25,000

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

	For the Period Ended March 31, 2018		For the Period Ended September 30, 2017
	Shares	Value	Shares	Value
Neutral 500:(1)
Institutional Class Shares:
Sales	185,264	$2,100,000	133,553	$1,414,502
Reinvestments	2,022	22,632	—	—
Redemption Fees*	—	—	—	—
Redemptions	(112)	(1,255)	—	—

Net Increase	187,174	$2,121,377	133,553	$1,414,502

Hedged Plus:
Institutional Class Shares:
Sales	—	$—	1,426	$15,323
Reinvestments	4,321	52,197	1,425	15,322
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	4,321	$52,197	2,851	$30,645

Hedged Core:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	3,111	36,684	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	3,111	$36,684	—	$—

Defensive Long:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	4,254	47,853	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	4,254	$47,853	—	$—

Defensive Long 500:
Institutional Class Shares:
Sales	77,412	$975,114	505,581	$5,411,674
Reinvestments	4,344	54,690	—	—
Redemption Fees*	—	—	—	—
Redemptions	(18,865)	(249,585)	(27,848)	(310,848)

Net Increase	62,891	$780,219	477,733	$5,100,826

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

	For the Period Ended March 31, 2018		For the Period Ended September 30, 2017
	Shares	Value	Shares	Value
Short Strategies:(2)(3)
Institutional Class Shares:
Sales	19,659	$195,027	1,820,601	$18,210,793
Reinvestments	3,605	35,362	—	—
Redemption Fees*	—	—	—	—
Redemptions	(1,130,902)	(11,238,062)	—	—

Net Increase (Decrease)	(1,107,638)	$(11,007,673)	1,820,601	$18,210,793

Institutional Value:
Institutional Class Shares:
Sales	—	$—	2,807	$31,611
Reinvestments	29,136	339,149	2,473	27,581
Redemption Fees*	—	—	—	—
Redemptions	(23)	(272)	(23)	(258)

Net Increase	29,113	$338,877	5,257	$58,934

Total Return:
Institutional Class Shares:
Sales	153,231	$1,900,250	816,663	$8,866,330
Reinvestments	5,446	68,177	195	2,105
Redemption Fees*	—	—	—	—
Redemptions	(3,460)	(43,660)	(22,667)	(254,100)

Net Increase	155,217	$1,924,767	794,191	$8,614,335

Investor Class Shares:(4)
Sales	119,048	$1,500,000	—	$—
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	119,048	$1,500,000	—	$—

Master Neutral:(5)
Institutional Class Shares:
Sales	—	$—	404,167	$4,050,000
Reinvestments	3,762	38,074	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	3,762	$38,074	404,167	$4,050,000

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

(1)	Gotham Neutral 500 Fund issued its initial shares on September 30, 2016. The Fund commenced operations October 01, 2016.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

(2)	The Fund commenced operations on July 31, 2017.
(3)	Gotham Short Strategies Fund had a subscription due to a reorganization in the amount of $17,422,918 on July 31, 2017. The subscription was composed of securities and cash in the amounts of $16,037,918 and $1,385,000, respectively, (See Note 1).
(4)	Investor Class Shares of Total Return commenced operations on January 2, 2018.
(5)	Commencement of operations April 28, 2017.

As of March 31, 2018, the following Funds had shareholders that held 10% or more of the outstanding shares of the Fund:

Absolute 500
Affiliated Shareholders	17%
Affiliated Fund	34%
Absolute 500 Core
Affiliated Shareholders	50%
Enhanced 500
Affiliated Shareholders	41%
Affiliated Fund	12%
Enhanced 500 Core
Affiliated Shareholders	49%
Neutral 500
Affiliated Shareholders	19%
Affiliated Fund	26%
Hedged Plus
Affiliated Shareholders	50%
Hedged Core
Affiliated Shareholders	50%
Defensive Long
Affiliated Shareholders	50%
Defensive Long 500
Affiliated Shareholders	13%
Affiliated Fund	74%
Short Strategies
Affiliated Shareholders	21%
Institutional Value
Affiliated Shareholders	49%
Total Return
Affiliated Shareholders	31%
Master Neutral
Affiliated Shareholders	37%

5. Securities Lending

All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statement of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the period ended March 31, 2018, the Funds listed below each had securities lending programs. The market value of securities on loan and cash collateral received as of March 31, 2018 and the income generated from the programs during the period ended March 31, 2018, with respect to such loans are as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Absolute 500	$872,254	$883,102	$—	$16
Absolute 500 Core	20,892	2,975	18,717	30
Enhanced 500	2,439,199	2,465,970	—	36
Enhanced 500 Core	52,755	17,110	36,122	42
Neutral 500	40,724	13,873	27,308	20
Hedged Plus	22,208	22,719	—	30
Hedged Core	37,295	5,669	31,924	22
Defensive Long	123,037	51,235	72,179	315
Defensive Long 500	149,207	48,745	114,518	142

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of March 31, 2018:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash and Non-Cash Collateral Received*	Net Amount**
Absolute 500	$872,254	$—	$872,254	$—	$(872,254)	$—
Absolute 500 Core	20,892	—	20,892	—	(20,892)	—
Enhanced 500	2,439,199	—	2,439,199	—	(2,439,199)	—
Enhanced 500 Core	52,755	—	52,755	—	(52,755)	—
Neutral 500	40,724	—	40,724	—	(40,724)	—
Hedged Plus	22,208	—	22,208	—	(22,208)	—
Hedged Core	37,295	—	37,295	—	(37,295)	—
Defensive Long	123,037	—	123,037	—	(123,037)	—
Defensive Long 500	149,207	—	149,207	—	(149,207)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid by the Funds during the year/period ended September 30, 2017 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Enhanced 500	$66,405	$—	$—
Hedged Plus	30,645	—	—
Institutional Value	53,698	—	—
Total Return	4,144	—	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Absolute 500	$—	$—	$244,259	$1,389,781	$(13,028)	$—
Absolute 500 Core	—	18,874	—	241,703	(9,348)	—
Enhanced 500	—	42,758	1,561,277	3,386,030	—	—
Enhanced 500 Core	—	39,517	—	346,726	—	—
Neutral 500	—	57	—	226,974	(34,815)	—
Hedged Plus	—	18,182	34,013	281,748	—	—
Hedged Core	—	27,359	—	262,620	(10,190)	—
Defensive Long	(2,252)	8,720	—	213,370	(32,675)	—
Defensive Long 500	—	39,573	—	845,532	(33,068)	—
Short Strategies	—	35,361	—	113,827	(31,727)	—
Institutional Value	—	66,120	256,010	234,973	—	—
Total Return	—	1,993	9,105	1,802,483	—	—
Master Neutral	—	44,290	—	(19,367)	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of March 31, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

March 31, 2018

(Unaudited)

	Federal Tax Cost (Proceeds)*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute 500	$7,197,896	$1,926,961	$(667,884)	$1,259,077
Absolute 500 Core	1,281,390	243,935	(84,845)	159,090
Enhanced 500	25,188,610	4,913,300	(1,797,589)	3,115,711
Enhanced 500 Core	2,381,170	302,685	(98,513)	204,172
Neutral 500	1,131,867	618,842	(290,449)	328,393
Hedged Plus	1,253,323	396,228	(141,285)	254,943
Hedged Core	1,306,767	221,618	(69,164)	152,454
Defensive Long	2,110,762	436,015	(211,106)	224,909
Defensive Long 500	8,527,182	1,363,820	(637,029)	726,791
Short Strategies	7,243,199	433,390	(271,850)	161,540
Instutional Value	2,644,653	231,480	(50,017)	181,463
Total Return	20,163,229	2,977,337	—	2,977,337
Master Neutral	2,565,318	247,650	(57,485)	190,165

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2017. For the period ended September 30, 2017, the Funds deferred to October 1, 2017 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Absolute 500	$13,028	$—	$—
Absolute 500 Core	—	9,349	(1)
Neutral 500	—	34,816	(1)
Hedged Core	—	10,085	105
Defensive Long	—	32,554	121
Defensive Long 500	—	33,094	(26)
Short Strategies	—	31,727	—

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the ”Modernization Act“), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of September 30, 2017, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses Carryforwards
Defensive Long	$2,252

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at 1-877-974-6852.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTIII-0318

TOBAM EMERGING MARKETS FUND

Semi-Annual Report

Performance Data

March 31, 2018

(Unaudited)

Total Returns for the Period Ended March 31, 2018†
	Six Months	Since Inception
Class I*	15.80%	31.43%
MSCI EM Net TR Index	8.81%	21.52%**

†	Not annualized.

*	The TOBAM Emerging Markets Fund (the “Fund”) Class I shares commenced operations on April 25, 2017.

**

Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself. The Fund and benchmark prices are presented as of March 29, 2018, the last day the Fund was open for business during the period ended March 31, 2018.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 282-6161. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.66% and 1.10%, respectively, of the Fund’s average daily net assets for Class I shares. These ratios are stated in the current prospectus dated February 1, 2018, and may differ from the actual expenses incurred by the Fund for the period covered by this report. TOBAM (“TOBAM” or the “Adviser”) has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses” (as defined in Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis): (a) from the commencement of operations through April 30, 2018, 0.85% with respect to Class I shares, of average daily net assets and (b) from May 1, 2018 through January 31, 2019, 1.10% with respect to Class I shares, of average daily net assets (the “Expense Limitation”), unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser may recoup from the Fund, subject to approval by the Board of Trustees of the Trust any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

A 1.00% redemption fee applies to shares redeemed within 30 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Morgan Stanley Capital International Emerging Markets Net Total Return Index (“MSCI EM Net TR Index”). The MSCI EM Net TR Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of emerging market countries in Africa, Asia, Europe, Latin America, and the Middle East. An index is unmanaged and it is not possible to invest in an index. All mutual fund investing involves risk, including possible loss of principal.

TOBAM EMERGING MARKETS FUND

Fund Expense Disclosure

March 31, 2018

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2017 through March 31, 2018 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

TOBAM EMERGING MARKETS FUND

Fund Expense Disclosure (Concluded)

March 31, 2018

(Unaudited)

	TOBAM Emerging Markets Fund
	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period*
Class I
Actual	$1,000.00	$1,158.00	$4.57
Hypothetical (5% return before expenses)	1,000.00	1,020.69	4.28

*

Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2018 of 0.85% for Class I shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 15.80% for Class I shares.

3

TOBAM EMERGING MARKETS FUND

Portfolio Holdings Summary Table

March 31, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Telecommunications	9.5%	$5,289,568
Food	6.4	3,578,464
Retail	6.2	3,461,249
Pharmaceuticals	4.8	2,678,678
Semiconductors	4.4	2,458,339
Mining	3.8	2,125,052
Electronics	3.3	1,845,960
Internet	3.3	1,831,593
Real Estate	3.3	1,809,340
Auto Manufacturers	3.0	1,664,022
Forest Products & Paper	2.7	1,500,197
Banks	2.6	1,448,928
Gas	2.6	1,443,956
Apparel	2.6	1,440,971
Airlines	2.4	1,357,301
Aerospace/Defense	2.4	1,342,356
Transportation	2.3	1,307,254
Cosmetics/Personal Care	2.3	1,257,463
Computers	2.2	1,221,214
Auto Parts & Equipment	2.2	1,200,301
Commercial Services	2.0	1,120,406
Engineering & Construction	2.0	1,110,537
Home Furnishings	2.0	1,095,014
Chemicals	1.9	1,062,152
Healthcare-Services	1.8	985,264
Insurance	1.7	971,033
Software	1.6	909,091
Miscellaneous Manufacturing	1.3	708,003
Biotechnology	1.2	686,165

	% of Net Assets	Value
Common Stocks: (Continued)
Oil & Gas	1.2%	$652,033
Beverages	1.0	584,138
Iron/Steel	0.8	445,987
Distribution/Wholesale	0.8	424,284
Healthcare-Products	0.7	363,925
Energy-Alternate Sources	0.7	361,431
Household Products/Wares	0.6	330,059
Media	0.6	313,620
Investment Companies	0.6	307,200
Entertainment	0.5	295,635
Building Materials	0.5	261,276
Coal	0.5	255,348
Electric	0.4	236,230
Water	0.3	190,112
Lodging	0.3	170,915
Diversified Financial Services	0.3	161,502
Machinery-Construction & Mining	0.3	157,943
Advertising	0.3	143,808
Electrical Components & Equipment	0.2	90,304
Holding Companies-Diversified	0.1	76,939
Oil & Gas Services	0.1	75,890
Machinery-Diversified	0.1	60,811
Preferred Stocks:
Chemicals	0.7	381,003
Auto Manufacturers	0.5	273,186
Other Assets in Excess of Liabilities	0.1	68,378

NET ASSETS	100.0%	$55,591,828

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

TOBAM EMERGING MARKETS FUND

Portfolio of Investments

March 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.7%
Brazil — 3.6%
Embraer SA	73,600	$479,082
Fibria Celulose SA	32,900	645,055
Suzano Papel e Celulose SA	84,300	855,142

		1,979,279

China — 25.8%
58.com, Inc., ADR*	1,771	141,432
AAC Technologies Holdings, Inc.	27,500	503,926
Air China, Ltd., Class H	244,000	315,109
Aluminum Corp. of China, Ltd., Class H*	202,000	114,087
ANTA Sports Products, Ltd.	134,000	684,044
Autohome, Inc., ADR	6,641	570,728
BYD Electronic International Co., Ltd.	37,500	71,129
China Evergrande Group*	94,000	300,454
China Huarong Asset Management Co., Ltd., Class H(a)	381,000	161,502
China Medical System Holdings, Ltd.	63,000	144,326
China Mengniu Dairy Co., Ltd.	242,000	835,161
China Molybdenum Co., Ltd., Class H	105,000	80,468
China Resources Beer Holdings Co., Ltd.	134,000	584,138
China Resources Gas Group, Ltd.	116,000	405,652
China Southern Airlines Co., Ltd., Class H	244,000	254,996

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
China Vanke Co., Ltd., Class H	86,600	$398,761
Country Garden Holdings Co., Ltd.	132,000	275,591
CSPC Pharmaceutical Group, Ltd.	140,000	377,372
ENN Energy Holdings, Ltd.	80,000	719,113
GOME Retail Holdings, Ltd.	1,241,000	135,118
Great Wall Motor Co., Ltd., Class H	557,000	564,516
Guangdong Investment, Ltd.	120,000	190,112
Guangzhou Automobile Group Co., Ltd., Class H	118,000	219,167
Haitian International Holdings, Ltd.	20,000	60,811
Momo, Inc., SP ADR*	12,041	450,093
NetEase, Inc., ADR	1,637	458,998
New Oriental Education & Technology Group, Inc., SP ADR	6,561	575,072
Semiconductor Manufacturing International Corp.*	394,000	521,323
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	328,000	219,599
Shenzhou International Group Holdings, Ltd.	79,000	836,994
Sihuan Pharmaceutical Holdings Group, Ltd.	200,000	59,806
Sunac China Holdings, Ltd.	35,000	137,539

The accompanying notes are an integral part of the financial statements.

5

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Sunny Optical Technology Group Co., Ltd.	23,600	$442,838
TAL Education Group, ADR	14,703	545,334
Tingyi Cayman Islands Holding Corp.	342,000	709,436
Vipshop Holdings, Ltd., ADR*	21,435	356,250
Want Want China Holdings, Ltd.	910,000	732,108
YY, Inc., ADR*	1,792	188,518

		14,341,621

Colombia — 0.5%
Grupo de Inversiones Suramericana SA	23,024	307,200

Czech Republic — 0.3%
Komercni banka as	4,028	183,719

Greece — 2.8%
Alpha Bank AE*	155,060	331,173
Eurobank Ergasias SA*	215,199	204,630
Hellenic Telecommunications Organization SA	20,204	273,878
JUMBO SA	15,821	283,047
National Bank of Greece SA*	562,948	182,142
OPAP SA	25,794	295,635

		1,570,505

Hong Kong — 3.8%
Fullshare Holdings, Ltd.	1,257,500	696,995
GCL-Poly Energy Holdings, Ltd.*	552,000	68,984
Haier Electronics Group Co., Ltd.	41,000	146,992

	Number of Shares	Value

COMMON STOCKS — (Continued)
Hong Kong — (Continued)
Sino Biopharmaceutical, Ltd.	347,000	$689,625
Sun Art Retail Group, Ltd.	462,000	540,639

		2,143,235

Indonesia — 3.2%
Bank Danamon Indonesia Tbk PT	253,400	126,929
Jasa Marga Persero Tbk PT	412,200	137,756
Perusahaan Gas Negara Persero Tbk	1,897,900	319,191
Telekomunikasi Indonesia Persero Tbk PT	2,261,900	594,778
Unilever Indonesia Tbk PT	91,500	330,059
United Tractors Tbk PT	67,700	157,943
XL Axiata Tbk PT*	595,900	109,676

		1,776,332

Malaysia — 2.5%
AirAsia Bhd	283,200	291,113
Axiata Group Bhd	281,385	398,763
Maxis Bhd	291,700	429,501
Press Metal Aluminium Holdings Bhd	87,800	103,710
Sapura Energy Bhd	573,600	75,890
Sime Darby Bhd	113,000	76,939

		1,375,916

Mexico — 0.3%
Gruma SAB de CV, Class B	13,680	156,944

Peru — 1.2%
Cia de Minas Buenaventura SAA, ADR	34,531	525,907

The accompanying notes are an integral part of the financial statements.

6

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Peru — (Continued)
Southern Copper Corp.	2,176	$117,896

		643,803

Poland — 1.6%
Alior Bank SA*	6,156	132,565
Orange Polska SA*	130,413	221,335
Polski Koncern Naftowy ORLEN SA.	22,248	547,597

		901,497

Russia — 1.5%
Alrosa PJSC	58,000	92,452
PhosAgro PJSC, GDR	18,710	272,043
Severstal PJSC	29,320	445,987

		810,482

South Africa — 2.0%
AngloGold Ashanti, Ltd.	47,645	459,601
Gold Fields, Ltd.	99,102	399,955
Sibanye Gold, Ltd.*	232,080	230,976

		1,090,532

South Korea — 21.4%
AMOREPACIFIC Group	3,636	469,201
BGF Co., Ltd.(b)	—	1
BGF retail Co., Ltd.	369	52,783
Celltrion, Inc.*	1,629	487,381
Cheil Worldwide, Inc.	8,384	143,808
CJ E&M Corp.	3,611	313,620
Coway Co., Ltd.	8,062	664,081
Hanmi Pharm Co., Ltd.	1,140	558,280
Hanmi Science Co., Ltd.	2,409	215,351
Hanon Systems	34,928	380,606
Hanssem Co., Ltd.	2,009	283,941
Hanwha Techwin Co., Ltd.*	7,231	197,185

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Hyundai Glovis Co., Ltd.	3,451	$591,433
Hyundai Marine & Fire Insurance Co., Ltd.	10,959	406,474
Hyundai Mobis Co., Ltd.	2,776	663,103
Hyundai Motor Co.	2,902	391,789
Hyundai Wia Corp.	3,021	156,592
Kangwon Land, Inc.	6,667	170,915
KEPCO Plant Service & Engineering Co., Ltd.	2,516	107,590
Kia Motors Corp.	16,309	488,550
Korea Aerospace Industries, Ltd.*	8,057	379,898
LG Display Co., Ltd.	6,227	151,663
LG Household & Health Care, Ltd.	703	788,262
LG Innotek Co., Ltd.	768	90,304
Lotte Shopping Co., Ltd.	448	98,861
Medy-Tox, Inc.	581	410,216
NCSoft Corp.	1,485	574,665
Orion Corp.	3,931	474,424
Orion Holdings Corp(b)	—	12
Pan Ocean Co., Ltd.*	41,063	205,235
Samsung Electro- Mechanics Co., Ltd.	1,159	117,956
Samsung Fire & Marine Insurance Co., Ltd.	1,133	285,828
Samsung Life Insurance Co., Ltd.	2,559	278,731
Samsung SDI Co., Ltd.	1,208	219,012
Shinsegae, Inc.	1,396	458,665
SK Telecom Co., Ltd.	1,485	322,002
Yuhan Corp.	1,395	290,863

		11,889,281

The accompanying notes are an integral part of the financial statements.

7

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — 13.1%
Acer, Inc.	113,000	$95,080
Asustek Computer, Inc.	46,000	431,576
AU Optronics Corp.	782,000	362,568
Eclat Textile Co., Ltd.	32,660	383,975
Far EasTone Telecommuni-cations Co., Ltd.	249,000	659,232
Feng TAY Enterprise Co., Ltd.	48,000	220,002
Globalwafers Co., Ltd.	32,000	515,723
Hiwin Technologies Corp.	18,360	265,165
HTC Corp.*	118,000	271,203
Innolux Corp.	855,000	377,898
Inventec Corp.	396,000	316,660
Macronix International*	140,000	239,858
Micro-Star International Co., Ltd.	112,000	380,333
Nanya Technology Corp.	97,000	310,797
Nien Made Enterprise Co., Ltd.	27,000	261,276
Phison Electronics Corp.	28,000	293,760
Powertech Technology, Inc.	114,000	359,381
President Chain Store Corp.	31,000	313,725
TaiMed Biologics, Inc.*	33,000	275,949
Taiwan High Speed Rail Corp.	235,000	180,576
Taiwan Mobile Co., Ltd.	143,000	535,984
Win Semiconductors Corp.	20,000	217,497

		7,268,218

Thailand — 12.3%
Advanced Info Service PCL	124,800	824,167
Airports of Thailand PCL	317,400	671,899

	Number of Shares	Value

COMMON STOCKS — (Continued)
Thailand — (Continued)
Bangkok Dusit Medical Services PCL	748,800	$563,526
Bangkok Expressway & Metro PCL	1,430,100	330,010
Banpu PCL	400,800	255,348
Berli Jucker PCL	234,000	424,284
Bumrungrad Hospital PCL	63,500	421,738
Charoen Pokphand Foods PCL	342,220	276,337
CP ALL PCL	306,100	855,642
Delta Electronics Thailand PCL	70,500	149,475
Energy Absolute PCL	207,900	292,447
Glow Energy PCL	86,700	236,230
Indorama Ventures PCL	291,600	531,205
KCE Electronics PCL	50,900	108,910
Minor International PCL	75,100	91,507
Thai Union Group PCL	357,700	214,139
TMB Bank PCL	2,113,600	170,784
True Corp. PCL	1,931,400	430,037

		6,847,685

Turkey — 2.8%
Aselsan Elektronik Sanayi Ve Ticaret AS	36,730	286,191
Petkim Petrokimya Holding AS	125,658	258,904
TAV Havalimanlari Holding AS	32,086	193,292
Tupras Turkiye Petrol Rafinerileri AS	3,739	104,436
Turk Hava Yollari AO*	100,313	496,083
Turkiye Halk Bankasi AS	50,747	116,986

The accompanying notes are an integral part of the financial statements.

8

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Turkey — (Continued)
Ulker Biskuvi Sanayi AS	22,793	$127,120

		1,583,012

TOTAL COMMON STOCKS (Cost $44,633,964)		54,869,261

PREFERRED STOCKS —1.2%
Brazil — 0.7%
Braskem SA, Class A(c)	26,200	381,003

South Korea — 0.5%
Hyundai Motor Co.(c)	3,111	273,186

TOTAL PREFERRED STOCKS (Cost $551,329)		654,189

TOTAL INVESTMENTS - 99.9% (Cost $45,185,293)		55,523,450
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		68,378

NET ASSETS - 100.0%		$55,591,828

*	Non-income producing.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2018, this security amounted to $161,502 or 0.3% of net assets. This security has been determined by the Adviser to be a liquid security.

(b)	Total shares owned by the Fund as of March 31, 2018 were less than one share.
(c)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.

ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

9

TOBAM EMERGING MARKETS FUND

Statement of Assets and Liabilities

March 31, 2018

(Unaudited)

Assets
Investments, at value (Cost $45,185,293)	$55,523,450
Cash	19,549
Foreign currency (Cost $55,794)	56,969
Dividends receivable	168,329
Prepaid expenses and other assets	14,624

Total assets	55,782,921

Liabilities
Payable for administration and accounting fees	42,974
Payable to Investment Adviser	39,500
Payable for custodian fees	38,940
Payable for foreign taxes	34,424
Payable for transfer agent fees	13,540
Payable for audit fees	8,870
Payable for printing fees	7,667
Payable for legal fees	5,057
Accrued expenses	121

Total liabilities	191,093

Net Assets	$55,591,828

Net Assets consisted of:
Capital stock, $0.01 par value	$43,031
Paid-in capital	43,104,298
Accumulated net investment loss	(1,459)
Accumulated net realized gain from investments and foreign currency transactions	2,105,382
Net unrealized appreciation on investments and assets and liabilities denominated in foreign currency	10,340,576

Net Assets	$55,591,828

Class I:
Shares outstanding	4,303,117

Net asset value, offering and redemption price per share ($55,591,828 / 4,303,117 shares)	$12.92

The accompanying notes are an integral part of the financial statements.

10

TOBAM EMERGING MARKETS FUND

Statement of Operations

For the Six Months Ended March 31, 2018

(Unaudited)

Investment income
Dividends	$428,246
Less: foreign taxes withheld	(41,999)

Total investment income	386,247

Expenses
Advisory fees (Note 2)	210,891
Administration and accounting fees (Note 2)	37,656
Custodian fees (Note 2)	33,437
Registration and filing fees	14,267
Trustees’ and officers’ fees (Note 2)	14,019
Legal fees	12,749
Transfer agent fees (Note 2)	11,457
Audit fees	10,144
Printing and shareholder reporting fees	9,972
Other expenses	4,873

Total expenses before waivers and reimbursements	359,465

Less: waivers and reimbursements (Note 2)	(135,393)

Net expenses after waivers and reimbursements	224,072

Net investment income	162,175

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	2,120,453
Net realized loss from foreign currency transactions	(7,487)
Net change in unrealized appreciation/(depreciation) on investments	5,294,281
Net change in unrealized appreciation/(depreciation) on foreign currency transactions	3,001

Net realized and unrealized gain on investments	7,410,248

Net increase in net assets resulting from operations	$7,572,423

The accompanying notes are an integral part of the financial statements.

11

TOBAM EMERGING MARKETS FUND

Statement of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Period Ended September 30, 2017*
Increase in net assets from operations:
Net investment income	$162,175	$642,606
Net realized gain from investments and foreign currency transactions	2,112,966	36,733
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	5,297,282	5,043,294

Net increase in net assets resulting from operations	7,572,423	5,722,633

Less dividends and distributions to shareholders from:
Net investment income:
Class I	(790,859)	—
Net realized capital gains:
Class I	(59,698)	—

Net decrease in net assets from dividends and distributions to shareholders	(850,557)	—

Increase in net assets derived from capital share transactions (Note 4)	850,255	42,297,074

Total increase in net assets	7,572,121	48,019,707

Net assets
Beginning of period	48,019,707	—

End of period	$55,591,828	$48,019,707

Accumulated net investment income/(loss), end of period	$(1,459)	$627,225

*	The TOBAM Emerging Markets Fund commenced operations on April 25, 2017.

The accompanying notes are an integral part of the financial statements.

12

TOBAM EMERGING MARKETS FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended March 31, 2018 (Unaudited)		For the Period April 25, 2017* to September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$11.35		$10.00

Net investment income(1)	0.04		0.15
Net realized and unrealized gain on investments	1.73		1.20

Net increase in net assets resulting from operations	1.77		1.35

Dividends and distributions to shareholders from:
Net investment income	(0.19)		—
Net realized gains	(0.01)		—

Total dividends and distributions to shareholders	(0.20)		—

Net asset value, end of period	$12.92		$11.35

Total investment return(2)	15.80%		13.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,592		$48,020
Ratio of expenses to average net assets	0.85	%(3)	0.85	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.36	%(3)	1.66	%(3)
Ratio of net investment income to average net assets	0.62	%(3)	3.29	%(3)
Portfolio turnover rate	17.28	%(5)	13.73	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements

March 31, 2018

(Unaudited)

1. Organization and Significant Accounting Policies

The TOBAM Emerging Markets Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on April 25, 2017. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Class I Shares. As of March 31, 2018, Class A and Class C shares had not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily

14

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 03/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$1,979,279	$1,979,279	$—	$—
China	14,341,621	3,995,861	10,345,760	—
Colombia	307,200	307,200	—	—

15

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

	Total Value at 03/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks: (Continued)
Czech Republic	$183,719	$—	$183,719	$—
Greece	1,570,505	—	1,570,505	—
Hong Kong	2,143,235	696,995	1,446,240	—
Indonesia	1,776,332	—	1,776,332	—
Malaysia	1,375,916	—	1,375,916	—
Mexico	156,944	156,944	—	—
Peru	643,803	643,803	—	—
Poland	901,497	—	901,497	—
Russia	810,482	272,043	538,439	—
South Africa	1,090,532	—	1,090,532	—
South Korea	11,889,281	716,864	11,172,417	—
Taiwan	7,268,218	—	7,268,218	—
Thailand	6,847,685	—	6,847,685	—
Turkey	1,583,012	—	1,583,012	—
Preferred Stocks:
Brazil	381,003	381,003	—	—
South Korea	273,186	—	273,186	—

Total Investments	$55,523,450	$9,149,992	$46,373,458	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

16

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2018, the Fund had transfers from Level 1 to Level 2 of $4,217,864 and from Level 2 to Level 1 of $1,645,560 due to foreign fair value adjustments.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/ depreciation as such income and/ or gains are earned. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations.

17

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences may include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depository Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

18

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

Emerging Markets Risk — The Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

Recent Accounting Pronouncement — On August 1, 2017, the Fund implemented changes due to amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption of the amendments had no effect on the Fund’s net assets or results of operations.

2. Transactions with Related Parties and Other Service Providers

TOBAM serves as investment adviser to the Fund. For its services, the Adviser is paid a monthly fee at the annual of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses” (as defined in Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis): (a) from the commencement of operations through April 30, 2018, 0.85% with respect to Class I shares, of average daily net assets and (b) from May 1, 2018 through January 31, 2019, 1.10% with respect to Class I shares, of average daily net assets (the “Expense Limitation”), unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser may recoup from the Fund, subject to approval by the Board of Trustees of the Trust any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of March 31, 2018, the amount of potential recovery was as follows:

Expiration
September 30, 2020	September 30, 2021	Total
$135,477	$135,393	$270,870

For the six months ended March 31, 2018, the Adviser earned advisory fees of $210,891 and waived fees of $135,393.

19

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Transfer Agent have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Transfer Agent within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the six months ended March 31, 2018 was $4,154. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

For the six months ended March 31, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$9,307,356	$9,093,301

20

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

4. Capital Share Transactions

For the six months ended March 31, 2018 and the period ended September 30, 2017, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Period Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class I
Sales	—	$—	4,230,008	$42,297,074
Reinvestments	73,109	850,255	—	—

Net increase	73,109	$850,255	4,230,008	$42,297,074

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

During the period from April 25, 2017, commencement of operations, to September 30, 2017, the Fund had no distributions from ordinary income or long-term capital gains.

As of September 30, 2017, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Qualified Late-Year Losses
$—	$789,590	$—	$4,933,043	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

21

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2018

(Unaudited)

As of March 31, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$45,185,293

Gross unrealized appreciation	$11,810,174
Gross unrealized depreciation	(1,472,017)

Net unrealized appreciation	$10,338,157

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2017. As of September 30, 2017, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2017, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

TOBAM EMERGING MARKETS FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 282-6161 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

23

Investment Adviser

TOBAM

49-53, Avenue des Champs-Élysées

75008 Paris, France

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

TOB-0318

TOBAM EMERGING

MARKETS FUND

of

FundVantage Trust

Class I

SEMI-ANNUAL

REPORT

March 31, 2018

(Unaudited)

This report is submitted for the general information of the shareholders of the TOBAM Emerging Markets Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the TOBAM Emerging Markets Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date May 25, 2018

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date May 25, 2018

* Print the name and title of each signing officer under his or her signature.